UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-135650
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 13	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701
Amendment No. 55	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2014

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2014 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

America's marketFLEX® II Annuity
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2014.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2014), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 51. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
Additionally, with respect to the Extra Value Options, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	ALPS Variable Investment Trust
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Direxion Insurance Trust
•	Dreyfus Investment Portfolios
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust

•	Guggenheim Variable Fund
•	Guggenheim Variable Funds Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Income Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Pioneer Variable Contracts Trust
•	ProFunds
•	Rydex Variable Trust
•	The Merger Fund VL
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the applicable section later in this prospectus for a detailed description of each charge.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) Contracts that elect the standard CDSC schedule will be referred to as "B Schedule" contracts.	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	1.05%
Administrative Charge	0.20%
CDSC Options (an applicant may purchase one)
Four Year CDSC Option ("L Schedule Option") Charge	0.35%
Total Variable Account Charges (including this option only)	1.60%
Range of L Schedule Option CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%

No CDSC Option ("C Schedule Option") Charge	0.40%
Total Variable Account Charges (including this option only)	1.65%
Death Benefit Options (an applicant may purchase one)
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Total Variable Account Charges (including this option only)	1.55%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.45%
Extra Value Options[4] (an applicant may purchase one)
3% Extra Value Option Charge	0.40%
Total Variable Account Charges (including this option only)	1.65%
4% Extra Value Option Charge	0.55%
Total Variable Account Charges (including this option only)	1.80%
iFLEX Option Charge (no longer available for election)	0.60% [5]
Total Variable Account Charges (including this option only)	1.85%

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The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	1.05%
Administrative Charge (applicable to all contracts)	0.20%
C Schedule Option Charge	0.40%
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
4% Extra Value Option Charge	0.55%
iFLEX Option Charge	0.60%
Maximum Possible Total Variable Account Charges	3.10%

[1]	Nationwide will assess a loan processing fee at the time each new loan is processed.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the maximum net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[4]	Nationwide will discontinue deducting the charge associated with the 3% and 4% Extra Value Options 7 years from the date the contract was issued.
[5]	Currently, the Variable Account charge for the iFLEX Option is equal to an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2013, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.70%	9.21%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.10%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (9.21%)	$1,993	$4,078	$5,816	$9,167	*	$3,578	$5,516	$9,167	$1,293	$3,578	$5,516	$9,167
Minimum Total Underlying Mutual Fund Operating Expenses (0.70%)	$1,099	$1,709	$2,336	$4,176	*	$1,209	$2,036	$4,176	$ 399	$1,209	$2,036	$4,176
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one
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or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
CDSC Options
L Schedule Option
An applicant can elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets.
C Schedule Option
An applicant can elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.40% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (return of Contract Value) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Highest Anniversary Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets.
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•	The Return of Premium Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.40% of the Daily Net Assets.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.55% of the Daily Net Assets.
iFLEX Option
The iFLEX Option is a withdrawal benefit that gives the Contract Owner the choice of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit. In either case, the iFLEX Option allows a Contract Owner to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value. Effective May 1, 2010, the iFLEX Option is no longer available for election. Investment restrictions apply. If the applicant elects the iFLEX Option, Nationwide will deduct an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets. Currently, the charge for the iFLEX Option is an annualized rate of 0.40% of the Daily Net Assets.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
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Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
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The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
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No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
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Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.25% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some
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cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2013, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
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Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
If the Contract Owner elected the No CDSC Option, no CDSC will be assessed on amounts withdrawn from the contract.
For those contracts where the No CDSC Option is not elected, the maximum amount that can be withdrawn annually without a CDSC is the greater of:
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(1)	10% of all purchase payments ; or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (4 years if the L Schedule Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or that portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
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Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
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(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
CDSC Options
L Schedule Option
An applicant can elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
C Schedule Option
An applicant can elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.40% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Highest Anniversary Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Return of Premium Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.40% of the Daily Net Assets for the first seven Contract Years.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.55% of the Daily Net Assets for the first seven Contract Years.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of 7 Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule CDSC schedule.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
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Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is taken in order to pay registered representative fees, as permitted under the contract;
•	If the withdrawal is not subject to a CDSC (or would not be subject to a CDSC under the B Schedule CDSC schedule);
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after 7 Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of 7 Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of 7 Contract Years that is subject to CDSC or would be subject to a CDSC under the B Schedule CDSC schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
iFLEX Option
The iFLEX Option is a withdrawal benefit that gives the Contract Owner the choice of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit. In either case, the iFLEX Option allows a Contract Owner to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value. Effective May 1, 2010, the iFLEX Option is no longer available for election.
The person upon whose life the benefit depends (the "determining life") must be between 35 and 85 years old at the time of application. For most contracts, the determining life is that of the primary Contract Owner designated on the application. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant. The determining life may not be changed.
In exchange for the withdrawal benefits associated with the iFLEX Option, Nationwide will assess an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets. Currently, the charge associated with this option is an annualized rate of 0.40% of the Daily Net Assets. Once the option is elected, the charge will not change, except, possibly, upon the Contract Owner's election to invoke a Reset Opportunity, as discussed herein.
Election of the iFLEX Option requires that the Contract Owner allocate the entire Contract Value to a limited set of Sub-Accounts available under the contract. The Contract Owner may reallocate the Contract Value among the available Sub-Accounts in accordance with the Transfers Prior to Annuitization provision.
Currently, subsequent purchase payments are permitted under the iFLEX Option. However, Nationwide reserves the right to limit subsequent payments in the future.
The iFLEX Option (including all the charges, benefits, and conditions) terminates upon termination of the contract, annuitization of the contract, or upon the death of the primary Contract Owner (the determining life). The benefits associated with the iFLEX Option will not continue with a joint owner.
Electing the Form of the Benefit
The Contract Owner determines the form of the benefit by deciding when to take the first withdrawal.
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•	If the Contract Owner takes the first withdrawal before the later of the fifth Contract Anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Immediate Withdrawal Benefit.
•	If the Contract Owner takes the first withdrawal on or after the later of the fifth Contract Anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Guaranteed Lifetime Withdrawal Benefit.
•	Once the first withdrawal is taken, the form of the benefit may not be changed or revoked.
Immediate Withdrawal Benefit
The Immediate Withdrawal Benefit permits the Contract Owner to take annual withdrawals of up to 5% of the immediate withdrawal benefit base until the benefit base is exhausted.
At the time of the first withdrawal, the immediate withdrawal benefit base is calculated and set equal to the greater of (1) or (2) where:
(1)	is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first withdrawal; and
(2)	is the Contract Value on the fifth Contract Anniversary (if applicable).
The immediate withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a withdrawal in excess of the permitted 5%.
Once the Immediate Withdrawal Benefit is invoked, on each Contract Anniversary, the Contract Owner is entitled to withdraw an amount equal to 5% of the immediate withdrawal benefit base without reducing the immediate withdrawal benefit base until the "remaining immediate withdrawal amount" is depleted. The initial remaining immediate withdrawal amount is equal to the immediate withdrawal benefit base on the date of the first withdrawal. It is reduced with each withdrawal and is used to track the amount remaining for withdrawal under the Immediate Withdrawal Benefit. Although these withdrawals do not reduce the immediate withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.
In order to receive a withdrawal in connection with the Immediate Withdrawal Benefit, the Contract Owner must submit a withdrawal request to the Service Center. Upon receipt of the request, Nationwide will redeem Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the withdrawal request. Withdrawal requests may be submitted systematically or directly by the Contract Owner.
Withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC could cause the gross withdrawal (the withdrawal amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the immediate withdrawal benefit base. To avoid this, Contract Owners can request to receive the withdrawal net of the CDSC. The gross amount of the withdrawal (including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% benefit amount.
Each withdrawal taken under the Immediate Withdrawal Benefit that is not an excess withdrawal (as discussed herein) reduces the remaining immediate withdrawal amount on a dollar for dollar basis. Any portion of the Immediate Withdrawal Benefit that is not withdrawn in a given Contract Year is forfeited and may not be claimed in subsequent years.
The Contract Owner may take withdrawals in excess of 5% of the immediate withdrawal benefit base if the Contract Value is greater than $0. Any such "excess withdrawal " will reduce the immediate withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter (see Impact of Excess Withdrawals).
Once the remaining immediate withdrawal amount reaches $0, the Immediate Withdrawal Benefit is exhausted and the Contract Owner is no longer entitled to take withdrawals under the iFLEX Option.
Note: Even if the remaining immediate withdrawal amount equals $0, there may still be Contract Value in the contract. If so, the Contract Owner may take withdrawals outside of the iFLEX Option (according to the terms of the contract) and/or use the Reset Opportunity (discussed herein) to reestablish an immediate withdrawal benefit base and a remaining immediate withdrawal amount.
In contrast, if the Contract Value reaches $0 before the remaining immediate withdrawal amount is depleted, Nationwide will automatically pay the Contract Owner 5% of the immediate withdrawal benefit base each Contract Year until the remaining immediate withdrawal amount is $0. No additional purchase payments will be accepted and no withdrawals in excess of 5% of the immediate withdrawal benefit base will be permitted. Once the remaining immediate withdrawal amount reaches $0 (and the Contract Value is $0), the contract will automatically terminate.
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Guaranteed Lifetime Withdrawal Benefit
The Guaranteed Lifetime Withdrawal Benefit permits the Contract Owner to take annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner's lifetime, regardless of Contract Value. This lifetime income stream is distinct from the annuitization phase of the contract.
At the time of the first withdrawal, the guaranteed lifetime withdrawal benefit base is calculated and set equal to the greater of (1) or (2) where:
(1)	is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first withdrawal, and
(2)	is the Contract Value on the fifth Contract Anniversary (if applicable).
The guaranteed lifetime withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a withdrawal in excess of the permitted 5%.
Once the Guaranteed Lifetime Withdrawal Benefit is invoked, on each Contract Anniversary, the Contract Owner is entitled to withdraw an amount equal to 5% of the guaranteed lifetime withdrawal benefit base without reducing the guaranteed lifetime withdrawal benefit base until the earlier of the determining life's death or annuitization, even after the Contract Value falls to $0. Although these withdrawals do not reduce the guaranteed lifetime withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.
In order to receive a withdrawal in connection with the Guaranteed Lifetime Withdrawal Benefit, the Contract Owner must submit a withdrawal request to the Service Center. Upon receipt of the request, Nationwide will redeem Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the withdrawal request. Withdrawal requests may be submitted systematically or directly by the Contract Owner.
Withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC could cause the gross withdrawal (the withdrawal amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the guaranteed lifetime withdrawal benefit base. To avoid this, Contract Owners can request to receive the withdrawal net of the CDSC. The gross amount of the withdrawal (including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% benefit amount.
Any portion of the Guaranteed Lifetime Withdrawal Benefit that is not withdrawn in a given Contract Year is forfeited and may not be claimed in subsequent years.
The Contract Owner may take withdrawals in excess of 5% of the guaranteed lifetime withdrawal benefit base if the Contract Value is greater than $0. Any such "excess withdrawal" will reduce the guaranteed lifetime withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter (see Impact of Excess Withdrawals).
Once the Contract Value equals $0, the Contract Owner cannot take excess withdrawals, but can continue to take annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner's lifetime. No additional purchase payments will be permitted.
Impact of Excess Withdrawals
The Contract Owner may take withdrawals in excess of 5% of the applicable benefit base if the Contract Value is greater than $0. Any such "excess withdrawal " will reduce the applicable benefit base and, consequently, the benefit amount calculated for subsequent years. If the Contract Owner takes an excess withdrawal, the applicable benefit base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 5% benefit amount; or
(2)	a proportion based on the ratio of the dollar amount of the withdrawal in excess of the 5% benefit amount to the Contract Value (after the withdrawal of the 5% benefit amount), multiplied by the applicable benefit base.
In situations where the Contract Value exceeds the applicable benefit base, excess withdrawals will typically result in a dollar amount reduction to the applicable benefit base. In situations where the Contract Value is less than the applicable benefit base, excess withdrawals will typically result in a proportional reduction to the lifetime applicable benefit base. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take excess withdrawals.
Purchase Payments After the First Withdrawal
Purchase payments made after the first withdrawal are permitted, provided that the Contract Value is greater than $0. Once the Contract Value reaches $0 after the first withdrawal has been taken under the iFLEX Option, no further purchase payments will be permitted.
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These post-withdrawal purchase payments will not increase the applicable benefit base, but will be included in the Contract Value, and therefore will be taken into account in the event the Contract Owner elects to invoke a Reset Opportunity.
Reset Opportunities
Every five years, starting with the 10th Contract Anniversary, the Contract Owner will have the opportunity to instruct Nationwide to reset the applicable benefit base to equal the current Contract Value. In the case of the Immediate Withdrawal Benefit, both the immediate withdrawal benefit base and the remaining immediate withdrawal amount will be set equal to the current Contract Value. In the case of the Guaranteed Lifetime Withdrawal Benefit, the guaranteed lifetime withdrawal benefit base will be set equal to the current Contract Value.
Nationwide will provide the Contract Owner with the current Contract Value and the applicable benefit base(s), and will provide instructions on how to communicate an election to invoke the Reset Opportunity. If the Contract Owner elects to invoke a Reset Opportunity, it will be at the then current terms and conditions of the iFLEX Option. If Nationwide does not receive a Contract Owner's election to invoke the Reset Opportunity within 60 days after the applicable Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to invoke the Reset Opportunity.
Taxation of withdrawals under the iFLEX Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a tax advisor.
Minimum Required Distributions
Withdrawals taken to satisfy minimum distribution requirements under the Internal Revenue Code could result in withdrawals that exceed the 5% benefit amount, resulting in a decrease to the applicable benefit base.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.25%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.25% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
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On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
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Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse)
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
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PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
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Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits and PPCs) allocated to the Sub-Accounts plus any amount held in the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
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(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.25% to 3.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time upon advance written notice.
Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST). Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 15 minutes before the close of the NYSE (generally 3:45 pm EST). All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.
Actively Traded Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").
•	Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
•	Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
•	Direxion Insurance Trust - Dynamic VP HY Bond Fund
•	Guggenheim Variable Fund - CLS AdvisorOne Amerigo
•	Guggenheim Variable Fund - CLS AdvisorOne Clermont
•	Guggenheim Variable Fund - CLS AdvisorOne Select Allocation
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
•	ProFunds - ProFund VP Access High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
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•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Technology Fund
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•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Limited Transfer Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").
•	AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	Credit Suisse Trust - Commodity Return Strategy Portfolio
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
•	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
•	Guggenheim Variable Fund - Global Managed Futures Strategy
•	Guggenheim Variable Fund - Long Short Equity Fund
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (formerly, Guggenheim SBL Fund - Series F (Floating Rate Strategies Series))
•	Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) (formerly, Guggenheim SBL Fund - Series M (Macro Opportunities Series))
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Ivy Funds Variable Insurance Portfolios - Asset Strategy
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Northern Lights Variable Trust - 7Twelve Balanced Portfolio
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares
•	Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
•	Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
•	Rydex Variable Trust - Commodities Strategy Fund
•	The Merger Fund VL - The Merger Fund VL
•	The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
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•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
•	Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
•	Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class
Frequent Trading and Transfer Restrictions
Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub- Account to another). These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds." The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading. These Sub-Accounts are referred to as "Limited Transfer Funds." Lists of the Actively Traded Funds and Limited Transfer Funds appear at the beginning of this section.
Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors. Frequent transfers among the Limited Transfer Funds can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds. Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.
If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two Sub-Accounts will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.
Nationwide will apply the following guidelines to the Limited Transfer Funds except for underlying mutual funds of Guggenheim Variable Fund and underlying mutual funds of the Rydex Variable Trust:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

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Trading Behavior	Nationwide's Response
More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision below.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawal to Pay Registered Representative Fees
The contract may be available for use with investment accounts sold by registered representatives. Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for those accounts would be specified in the respective account agreements with the registered representative.
Selection of an investment advisor is at the complete discretion of the Contract Owner. Nationwide is not affiliated with and does not endorse such advisors, and makes no representations as to their qualifications. Some Contract Owners may authorize such advisors to take partial withdrawal from the contract to pay advisory or management fees. Partial withdrawals taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Nationwide offers other variable annuity contracts that do not impose a CDSC, thus allowing for CDSC-free partial withdrawals to pay registered representative fees. This may result in a conflict of interest for your advisor, especially if he or she takes a sales commission from the purchase of this annuity and takes a fee for providing you with investment advice in connection with this contract. Consult with your registered representative (or another registered representative) about this potential conflict, or if you have any questions about this contract, other available Nationwide annuity contracts, how your registered representative is compensated for selling this contract, or additional fees he/she may assess for providing investment advice in connection with this annuity contract.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	Purchase Payment Credits, if applicable
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
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(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
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Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states do not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
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Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. However, Contract Owners may allocate part of their Contract Value to a GPS and the remainder to one or more Sub-Accounts. Total fund allocations among the GPS and/or Sub-Account(s) must equal 100%, and GPS allocations must be elected as a whole percentage.
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A GPS is a static portfolio. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner's Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS and/or Sub-Account(s) are best for them. Consult a qualified investment advisor.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus. Transfers may be subject to a Short-Term Trading Fee.
For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Funds.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries
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survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
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Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:1]
A x F + B x (1 - F) Where:
A	=	The greatest of:
		(1)	the Contract Value;
		(2)	the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; and
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Highest Anniversary Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
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A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Return of Premium Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
Each of the optional death benefits includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 75 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
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Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
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Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.25% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
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Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
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•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
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On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiffs' motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs' motion for class certification. The case is set for trial beginning February 9, 2015. NLIC continues to defend this lawsuit vigorously.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owed indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2014, the Alabama Supreme Court reversed the trial Court decision awarding PEBCO its attorney fees and remanded the case back to the trial court to enter a judgment in favor of NRS. NRS continues to defend this case vigorously.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC after the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy in 2008. This triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and has served NMIC and NLIC with a "SPV Derivatives ADR Notice," formally starting the Alternative Dispute Resolution process. NMIC and NLIC have responded, and are currently taking part in the ADR process. Mediation was scheduled for and proceeded on December 13, 2013, but the parties reached an impasse. The mediator is continuing to work with the parties and is expected to issue a final recommendation shortly. On January 10, 2014, Lehman filed another motion to extend the stay for a final four month period. After a hearing, the court extended the stay to the later of (a) May 20, 2014 or (b) 30 days after the court enters a scheduling order governing the Distributed Action. The parties have been negotiating the proposed scheduling order for the conduct of the Distributed Action litigation, and Lehman filed a revised proposed scheduling order on March 24, 2014. We have until April 14, 2014 to file a response, and a hearing on the proposed scheduling order has been scheduled for May 14, 2014.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
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Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-135650
51

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
ATF:	This Sub-Account is an Actively Traded Fund (see Transfer Requests).
LTF:	This Sub-Account is a Limited Transfer Fund (see Transfer Requests).
VOL:	The Fund's advisor employs a volatility overlay designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	The fund seeks to maximize total return consistent with the Adviser's determination of reasonable risk.
Designation: LTF
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
Designation: LTF
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: STTF, LTF
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: STTF, LTF
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Long-term growth of capital.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Designation: LTF
Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Designation: LTF
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Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index (the "Index").
Designation: ATF
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index ("the Index").
Designation: ATF
Direxion Insurance Trust - Dynamic VP HY Bond Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks to maximize total return (income plus capital appreciation).
Designation: ATF
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Designation: STTF, LTF
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Designation: STTF, LTF
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF, LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF, LTF
53

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Securities Fund: Class 2)
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Designation: LTF
Guggenheim Variable Fund - CLS AdvisorOne Amerigo
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Long-term capital growth without regard to current income.
Designation: FF, ATF
Guggenheim Variable Fund - CLS AdvisorOne Clermont
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	A combination of current income and growth of capital.
Designation: FF, ATF
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Growth of capital and total return.
Designation: FF, ATF
Guggenheim Variable Fund - Global Managed Futures Strategy
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Designation: LTF
Guggenheim Variable Fund - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Designation: LTF
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (formerly, Guggenheim SBL Fund - Series F (Floating Rate Strategies Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Designation: LTF
54

Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) (formerly, Guggenheim SBL Fund - Series M (Macro Opportunities Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Series M seeks to provide total return, comprised of current income and capital appreciation.
Designation: LTF
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is total return with a low to moderate correlation to traditional financial market indices.
Designation: LTF
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Designation: LTF
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return, consistent with the preservation of capital.
Designation: LTF
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.
Designation: LTF
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Designation: LTF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: LTF
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LTF
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF, LTF
55

Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Designation: LTF
56

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks income primarily, and total return secondarily, through investment in other mutual funds with a fixed-income orientation.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes through investment in other mutual funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL, LTF
57

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: ATF
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
58

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: LTF
Northern Lights Variable Trust - 7Twelve Balanced Portfolio
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Designation: LTF
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Designation: LTF
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares (formerly, Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares)
Investment Advisor:	RJO Investment Management, LLC
Investment Objective:	The Portfolio seeks income and capital appreciation.
Designation: LTF
59

Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
Investment Advisor:	W. E. Donoghue & Co., Inc.
Investment Objective:	The Fund's primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Designation: LTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: LTF
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF, LTF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Designation: LTF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Designation: LTF
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives such as options, futures contracts or sweep agreements.
Designation: LTF
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's, or equivalently rated by S&P of Fitch, or, if unrated, determined by PIMCO to be of at comparable quality.
Designation: LTF
60

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: LTF
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.
Designation: LTF
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Designation: LTF
ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Access VP High Yield Fund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Designation: ATF
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
Designation: ATF
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BanksSM Index.
Designation: ATF
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: ATF
ProFunds - ProFund VP Bear

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1X) of the daily performance of the S&P 500® Index.
Designation: ATF
61

ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BiotechnologySMIndex.
Designation: ATF
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: ATF
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.
Designation: ATF
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. FinancialsSM Index.
Designation: ATF
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health CareSM Index
Designation: ATF
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: ATF
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE")
Designation: ATF
62

ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet CompositeSM Index.
Designation: ATF
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: ATF
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. PharmaceuticalsSM Index.
Designation: ATF
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious MetalsSM Index.
Designation: ATF
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real EstateSM Index.
Designation: ATF
ProFunds - ProFund VP Rising Rates Opportunity

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: ATF
ProFunds - ProFund VP Short Emerging Markets

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
63

ProFunds - ProFund VP Short International

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
ProFunds - ProFund VP Short NASDAQ-100

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short NASDAQ-100 (formerly ProFund VP Short OTC) seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. TechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S TelecommunicationsSM Index.
Designation: ATF
ProFunds - ProFund VP U.S. Government Plus

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP UltraNASDAQ-100

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraNASDAQ-100 (formerly ProFund VP Ultra OTC) seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index.
Designation: ATF
ProFunds - ProFund VP UltraShort NASDAQ-100

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. UtilitiesSM
Designation: ATF
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: ATF
64

Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: ATF
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: ATF
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: LTF
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: ATF
Rydex Variable Trust - Dow 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: ATF
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: ATF
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: ATF
Rydex Variable Trust - Europe 1.25x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: ATF
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF
65

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF
Rydex Variable Trust - Inverse Dow 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: ATF
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - Inverse S&P 500 Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Japan 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
66

Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: ATF
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Nova Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: ATF
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: ATF
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: ATF
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - S&P 500 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: ATF
67

Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: ATF
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: ATF
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: ATF
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: ATF
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Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: ATF
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
Designation: LTF
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Both capital appreciation and current income.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Designation: LTF
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: LTF
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	The fund seeks to achieve consistent absolute (positive) returns in various market cycles.
Designation: FF, LTF
69

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.25%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2013 (the maximum Variable Account charge of 3.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2013; therefore, no Condensed Financial Information is available:
•	Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
•	Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.173133	11.680760	14.82%	54,240
2012	9.086782	10.173133	11.96%	11,054
2011*	10.000000	9.086782	-9.13%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.369734	3.70%	7,711
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.285706	10.199626	-9.62%	101,410
2012	10.642847	11.285706	6.04%	36,213
2011*	10.000000	10.642847	6.43%	25,285
70

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.541764	18.162796	34.12%	31,338
2012	11.951482	13.541764	13.31%	24,242
2011	11.737408	11.951482	1.82%	26,965
2010	10.412815	11.737408	12.72%	21,579
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	15.309116	19.914198	30.08%	64,970
2012	13.531097	15.309116	13.14%	28,416
2011	13.564420	13.531097	-0.25%	23,883
2010	12.110444	13.564420	12.01%	26,147
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.490856	14.91%	7,845
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.977568	12.403097	12.99%	169,807
2012	10.109280	10.977568	8.59%	97,732
2011	10.623709	10.109280	-4.84%	96,080
2010*	10.000000	10.623709	6.24%	91,315
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.880236	8.754592	-11.39%	12,303
2012	10.219739	9.880236	-3.32%	11,506
2011	11.847747	10.219739	-13.74%	16,915
2010*	10.000000	11.847747	18.48%	6,173
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.494449	10.772293	2.65%	7,426
2012*	10.000000	10.494449	4.94%	779,188
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.085220	11.486829	13.90%	8,452
2012	9.099785	10.085220	10.83%	7,260
2011*	10.000000	9.099785	-9.00%	2,699
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	13.482415	17.014244	26.20%	35,367
2012	11.664198	13.482415	15.59%	9,329
2011	11.728892	11.664198	-0.55%	4,059
2010	10.336732	11.728892	13.47%	1,528
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	12.215591	16.401939	34.27%	159,836
2012	10.812869	12.215591	12.97%	4,144
2011	10.951851	10.812869	-1.27%	3,156
2010	8.954058	10.951851	22.31%	713
71

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.583980	11.064904	4.54%	54,817
2012*	10.000000	10.583980	5.84%	4,496
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.541588	14.106581	22.22%	48,565
2012	10.134164	11.541588	13.89%	38,364
2011	10.422891	10.134164	-2.77%	38,024
2010*	10.000000	10.422891	4.23%	22,893
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.552634	5.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.431155	14.31%	24,162
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.266775	2.67%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	10.174273	12.401581	21.89%	45,491
2012	9.061351	10.174273	12.28%	33,115
2011	9.898470	9.061351	-8.46%	30,251
2010	8.706017	9.898470	13.70%	30,337
2009	6.324103	8.706017	37.66%	0
2008	11.253212	6.324103	-43.80%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.373294	11.284974	8.79%	41,778
2012	9.482023	10.373294	9.40%	42,791
2011	9.628479	9.482023	-1.52%	14,228
2010	8.785157	9.628479	9.60%	14,249
2009	7.257467	8.785157	21.05%	564
2008	10.510160	7.257467	-30.95%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.745667	11.428142	17.26%	63,025
2012	8.779256	9.745667	11.01%	26,990
2011	9.280944	8.779256	-5.41%	25,926
2010	8.262290	9.280944	12.33%	25,983
2009	6.161401	8.262290	34.10%	7,012
2008	10.783086	6.161401	-42.86%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.946406	7.037178	1.31%	27,452
2012	7.922204	6.946406	-12.32%	24,510
2011	8.779742	7.922204	-9.77%	23,841
2010	9.216771	8.779742	-4.74%	16,128
2009	9.723797	9.216771	-5.21%	24,808
2008*	10.000000	9.723797	-2.76%	0
72

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	12.419591	14.405463	15.99%	30,896
2012	12.043507	12.419591	3.12%	7,987
2011	13.052213	12.043507	-7.73%	19,662
2010	11.885195	13.052213	9.82%	18,475
2009	9.454987	11.885195	25.70%	5,117
2008	16.156237	9.454987	-41.48%	5,448
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	9.006135	9.040593	0.38%	110,791
2012	8.921904	9.006135	0.94%	38,715
2011	8.739110	8.921904	2.09%	22,741
2010	8.334476	8.739110	4.85%	14,640
2009	8.726543	8.334476	-4.49%	15,530
2008	10.872471	8.726543	-19.74%	9,214
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.166268	1.66%	33,449
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.062523	0.63%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.007397	0.07%	7,940
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.262704	13.917120	23.57%	230,140
2012	9.570373	11.262704	17.68%	130,222
2011	10.443862	9.570373	-8.36%	122,125
2010*	10.000000	10.443862	4.44%	67,187
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.846146	-1.54%	5,817
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.021274	0.21%	277,944
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.220431	10.954842	7.19%	17,725
2012	9.472553	10.220431	7.90%	7,137
2011*	10.000000	9.472553	-5.27%	4,851
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.818025	18.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.661065	12.979220	21.74%	92,492
2012	9.329975	10.661065	14.27%	3,156
2011*	10.000000	9.329975	-6.70%	4,605
73

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.817842	18.18%	11,618
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.551874	15.52%	64,455
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.396019	14.570643	27.86%	43,102
2012	9.935672	11.396019	14.70%	3,340
2011	10.746668	9.935672	-7.55%	467
2010*	10.000000	10.746668	7.47%	573
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.192329	12.672426	13.22%	317,610
2012	10.205513	11.192329	9.67%	18,350
2011	10.475331	10.205513	-2.58%	3,356
2010*	10.000000	10.475331	4.75%	657
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.335714	13.572298	19.73%	52,252
2012	10.101421	11.335714	12.22%	551
2011	10.594298	10.101421	-4.65%	744
2010*	10.000000	10.594298	5.94%	744
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.939682	11.335826	3.62%	30,724
2012	10.305684	10.939682	6.15%	75,130
2011	10.290653	10.305684	0.15%	5,617
2010*	10.000000	10.290653	2.91%	2,228
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.282102	2.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.354127	3.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.267447	13.107676	16.33%	176,938
2012	10.154316	11.267447	10.96%	46,490
2011	10.528169	10.154316	-3.55%	49,924
2010*	10.000000	10.528169	5.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.354772	13.934988	22.72%	80,416
2012	10.035123	11.354772	13.15%	10,603
2011	10.659863	10.035123	-5.86%	22,983
2010*	10.000000	10.659863	6.60%	4,687
74

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.143449	12.240880	9.85%	9,879
2012	10.254850	11.143449	8.67%	0
2011	10.412543	10.254850	-1.51%	0
2010*	10.000000	10.412543	4.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.858155	10.502744	-3.27%	24,369
2012	10.265261	10.858155	5.78%	3,427
2011*	10.000000	10.265261	2.65%	8,357
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.261313	2.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.326164	3.26%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.623055	9.502769	-1.25%	868,212
2012	9.745200	9.623055	-1.25%	1,157,921
2011	9.868210	9.745200	-1.25%	1,552,043
2010	9.993110	9.868210	-1.25%	600,666
2009*	10.000000	9.993110	-0.07%	85,270
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.582613	-4.17%	2,538
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.358408	13.580571	19.56%	13,678
2012	9.957142	11.358408	14.07%	2,306
2011	11.156584	9.957142	-10.75%	1,695
2010*	10.000000	11.156584	11.57%	1,612
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.812271	15.678914	32.73%	9,022
2012	10.299743	11.812271	14.69%	2,118
2011	10.778258	10.299743	-4.44%	1,434
2010*	10.000000	10.778258	7.78%	1,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	11.064155	14.752946	33.34%	9,887
2012	9.528341	11.064155	16.12%	1,322
2011	10.274699	9.528341	-7.26%	916
2010*	10.000000	10.274699	2.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	12.002722	16.428588	36.87%	6,668
2012	10.602349	12.002722	13.21%	9,360
2011	11.236421	10.602349	-5.64%	0
2010*	10.000000	11.236421	12.36%	0
75

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.957237	16.020564	33.98%	39,237
2012	10.407717	11.957237	14.89%	2,582
2011	10.789657	10.407717	-3.54%	0
2010*	10.000000	10.789657	7.90%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.323793	-6.76%	4,324
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.181007	10.064361	-1.15%	109,534
2012	9.959272	10.181007	2.23%	49,652
2011*	10.000000	9.959272	-0.41%	62,841
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.134311	1.34%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.668340	-3.32%	70,032
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.632538	9.884762	2.62%	34,474
2012*	10.000000	9.632538	-3.67%	18,536
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.219045	10.555764	3.30%	158,963
2012*	10.000000	10.219045	2.19%	82,899
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.433510	14.34%	11,953
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.813943	10.690441	-1.14%	56,067
2012	9.538731	10.813943	13.37%	28,411
2011*	10.000000	9.538731	-4.61%	4,310
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.618735	9.785130	-15.78%	33,305
2012	11.192655	11.618735	3.81%	33,831
2011	12.258830	11.192655	-8.70%	34,833
2010*	10.000000	12.258830	22.59%	21,111
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.933761	11.872733	-8.20%	24,066
2012	11.121883	12.933761	16.29%	35,297
2011	10.603725	11.121883	4.89%	22,122
2010*	10.000000	10.603725	6.04%	14,597
76

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.121494	11.183910	-7.73%	14,255
2012	11.664977	12.121494	3.91%	15,717
2011	10.895255	11.664977	7.06%	20,503
2010*	10.000000	10.895255	8.95%	10,632
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.195200	11.011131	-9.71%	80,444
2012	11.556858	12.195200	5.52%	31,085
2011	10.890759	11.556858	6.12%	32,189
2010*	10.000000	10.890759	8.91%	15,203
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.180269	12.705155	4.31%	301,619
2012	10.801586	12.180269	12.76%	482,792
2011	10.595317	10.801586	1.95%	113,907
2010*	10.000000	10.595317	5.95%	39,285
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.262115	10.110297	-1.48%	74,217
2012	9.827266	10.262115	4.42%	27,164
2011*	10.000000	9.827266	-1.73%	40,094
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.820820	10.449742	-3.43%	88,176
2012	10.007389	10.820820	8.13%	134,779
2011*	10.000000	10.007389	0.07%	24,549
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.933184	-0.67%	18,108
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.320906	9.002739	-3.41%	18,281
2012	8.453550	9.320906	10.26%	18,842
2011	11.206950	8.453550	-24.57%	22,274
2010*	10.000000	11.206950	12.07%	25,202
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.966523	13.211999	10.41%	6,371
2012	10.474393	11.966523	14.25%	102,567
2011	10.826497	10.474393	-3.25%	27,813
2010*	10.000000	10.826497	8.26%	5,318
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.454443	13.530905	8.64%	1,160,022
2012	11.051445	12.454443	12.70%	338,614
2011	10.892046	11.051445	1.46%	11,751
2010*	10.000000	10.892046	8.92%	37,932
77

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.144427	10.382122	13.53%	24,752
2012	8.019287	9.144427	14.03%	23,565
2011	11.123679	8.019287	-27.91%	10,782
2010*	10.000000	11.123679	11.24%	17,124
ProFunds - ProFund VP Banks - Q/NQ
2013	9.831990	12.957383	31.79%	2,280
2012	7.463517	9.831990	31.73%	20,070
2011*	10.000000	7.463517	-25.36%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.272384	9.674735	16.95%	80,084
2012	7.722043	8.272384	7.13%	22,158
2011*	10.000000	7.722043	-22.78%	382
ProFunds - ProFund VP Bear - Q/NQ
2013	6.653233	4.825627	-27.47%	19,411
2012	8.078346	6.653233	-17.64%	1,385
2011	8.978092	8.078346	-10.02%	6,492
2010*	10.000000	8.978092	-10.22%	6,762
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	13.000133	21.621039	66.31%	35,416
2012	9.356338	13.000133	38.94%	286,311
2011*	10.000000	9.356338	-6.44%	2,204
ProFunds - ProFund VP Bull - Q/NQ
2013	11.521974	14.763642	28.13%	72,596
2012	10.245204	11.521974	12.46%	103,367
2011	10.374545	10.245204	-1.25%	20,887
2010*	10.000000	10.374545	3.75%	1,860
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.826479	13.733027	26.85%	11,464
2012	9.889818	10.826479	9.47%	11,872
2011*	10.000000	9.889818	-1.10%	3,530
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.623022	16.053860	38.12%	69,824
2012	9.639985	11.623022	20.57%	10,382
2011*	10.000000	9.639985	-3.60%	3,003
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.193037	8.495056	-7.59%	19,671
2012	8.735710	9.193037	5.24%	41,832
2011	11.016897	8.735710	-20.71%	120,746
2010*	10.000000	11.016897	10.17%	13,812
78

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.982243	13.191388	20.12%	2,719
2012	9.538547	10.982243	15.14%	12,021
2011	10.601030	9.538547	-10.02%	78
2010*	10.000000	10.601030	6.01%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.195527	13.297724	30.43%	3,222
2012	8.277686	10.195527	23.17%	4,811
2011*	10.000000	8.277686	-17.22%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.135770	15.368612	38.01%	42,755
2012	9.605187	11.135770	15.93%	15,458
2011*	10.000000	9.605187	-3.95%	9,749
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.988447	13.630384	36.46%	72,586
2012	8.735021	9.988447	14.35%	2,428
2011*	10.000000	8.735021	-12.65%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.522582	12.416614	18.00%	14,691
2012	9.191529	10.522582	14.48%	15,590
2011	10.865769	9.191529	-15.41%	9,089
2010*	10.000000	10.865769	8.66%	2,146
ProFunds - ProFund VP Internet - Q/NQ
2013	10.006293	14.990886	49.81%	21,920
2012	8.460964	10.006293	18.26%	16,467
2011*	10.000000	8.460964	-15.39%	3,092
ProFunds - ProFund VP Japan - Q/NQ
2013	8.719727	12.764284	46.38%	16,195
2012	7.182064	8.719727	21.41%	26,033
2011	8.928055	7.182064	-19.56%	305
2010*	10.000000	8.928055	-10.72%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.395527	16.436007	32.60%	66,537
2012	10.799769	12.395527	14.78%	8,416
2011	10.779340	10.799769	0.19%	9,956
2010*	10.000000	10.779340	7.79%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.362014	13.920799	22.52%	52,100
2012	11.182185	11.362014	1.61%	37,573
2011	11.074686	11.182185	0.97%	35,458
2010*	10.000000	11.074686	10.75%	12,020
79

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.485480	14.929052	29.98%	32,764
2012	10.398470	11.485480	10.45%	5,658
2011*	10.000000	10.398470	3.98%	588
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.992044	4.284597	-38.72%	28,757
2012	8.286126	6.992044	-15.62%	13,100
2011*	10.000000	8.286126	-17.14%	16,392
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.735930	10.611529	-1.16%	22,787
2012	9.278706	10.735930	15.71%	17,064
2011*	10.000000	9.278706	-7.21%	12,765
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.996009	5.746453	15.02%	16,360
2012	5.436422	4.996009	-8.10%	42,836
2011	8.808381	5.436422	-38.28%	3,249
2010*	10.000000	8.808381	-11.92%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.341141	10.994275	31.81%	5,533
2012	8.814433	8.341141	-5.37%	0
2011*	10.000000	8.814433	-11.86%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.823040	7.707453	-1.48%	0
2012	9.110755	7.823040	-14.13%	3,731
2011	8.337030	9.110755	9.28%	119
2010*	10.000000	8.337030	-16.63%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.770017	5.280917	-22.00%	754
2012	8.586625	6.770017	-21.16%	3,623
2011	8.541117	8.586625	0.53%	106
2010*	10.000000	8.541117	-14.59%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.151372	4.288317	-30.29%	20,317
2012	7.671316	6.151372	-19.81%	5,635
2011	8.677247	7.671316	-11.59%	282
2010*	10.000000	8.677247	-13.23%	382
ProFunds - ProFund VP Technology - Q/NQ
2013	10.107502	12.495670	23.63%	46,067
2012	9.279262	10.107502	8.93%	14,003
2011*	10.000000	9.279262	-7.21%	4,528
80

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.955552	12.124334	10.67%	5,055
2012	9.521733	10.955552	15.06%	329,183
2011*	10.000000	9.521733	-4.78%	274
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.891584	11.895022	-20.12%	9,956
2012	14.935242	14.891584	-0.29%	17,777
2011	10.538388	14.935242	41.72%	16,407
2010*	10.000000	10.538388	5.38%	9,506
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.674432	25.945404	76.81%	24,930
2012	11.110441	14.674432	32.08%	2,021
2011	11.386795	11.110441	-2.43%	1,964
2010*	10.000000	11.386795	13.87%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.629919	1.841184	-49.28%	2,856
2012	5.674888	3.629919	-36.04%	10,096
2011	7.384153	5.674888	-23.15%	2,901
2010*	10.000000	7.384153	-26.16%	2,165
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.699551	11.972472	11.90%	19,083
2012	10.819989	10.699551	-1.11%	9,047
2011*	10.000000	10.819989	8.20%	7,407
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.582094	8.396726	27.57%	9,126
2012	5.366070	6.582094	22.66%	4,033
2011	6.987203	5.366070	-23.20%	5,370
2010	6.259472	6.987203	11.63%	19,228
2009	6.564184	6.259472	-4.64%	6,469
2008	11.298419	6.564184	-41.90%	179
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	22.775805	22.772079	-0.02%	13,895
2012	20.830941	22.775805	9.34%	9,728
2011	25.250373	20.830941	-17.50%	12,730
2010	20.185542	25.250373	25.09%	17,539
2009	13.148897	20.185542	53.52%	4,665
2008	24.387050	13.148897	-46.08%	3,173
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	15.176828	23.110700	52.28%	33,024
2012	11.302467	15.176828	34.28%	21,255
2011	10.349198	11.302467	9.21%	14,356
81

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.924226	4.706511	-4.42%	82,397
2012	5.057916	4.924226	-2.64%	93,931
2011	5.486341	5.057916	-7.81%	81,945
2010	5.142806	5.486341	6.68%	85,704
2009	4.668179	5.142806	10.17%	41,105
2008	9.273788	4.668179	-49.66%	3,261
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	20.697485	26.213159	26.65%	25,662
2012	19.221139	20.697485	7.68%	17,767
2011	17.109167	19.221139	12.34%	6,999
2010	14.772605	17.109167	15.82%	5,267
2009	12.558633	14.772605	17.63%	3,708
2008	16.600605	12.558633	-24.35%	623
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	11.038998	17.735984	60.67%	442,452
2012	9.542892	11.038998	15.68%	65,917
2011	8.858346	9.542892	7.73%	99,497
2010	7.200191	8.858346	23.03%	44,644
2009	5.327208	7.200191	35.16%	11,127
2008	14.091298	5.327208	-62.20%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.951529	9.270947	33.37%	1,376
2012	6.966486	6.951529	-0.21%	1,137
2011	8.447271	6.966486	-17.53%	3,145
2010	7.808115	8.447271	8.19%	5,879
2009	4.601128	7.808115	69.70%	11,871
2008	9.339702	4.601128	-50.74%	4,508
Rydex Variable Trust - Energy Fund - Q/NQ
2013	22.393290	27.302980	21.92%	37,146
2012	22.145359	22.393290	1.12%	25,855
2011	23.818054	22.145359	-7.02%	27,990
2010	20.259329	23.818054	17.57%	25,950
2009	14.812883	20.259329	36.77%	10,579
2008	27.797135	14.812883	-46.71%	2,537
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	25.101807	30.709756	22.34%	39,761
2012	25.318089	25.101807	-0.85%	19,940
2011	28.264646	25.318089	-10.42%	23,463
2010	22.707437	28.264646	24.47%	19,776
2009	14.157731	22.707437	60.39%	11,330
2008	33.816754	14.157731	-58.13%	1,858
82

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	10.067593	12.317185	22.34%	1,106
2012	8.380211	10.067593	20.14%	21,658
2011	9.999771	8.380211	-16.20%	1,419
2010	11.349246	9.999771	-11.89%	9,949
2009	8.472441	11.349246	33.95%	109
2008	19.007539	8.472441	-55.43%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.502239	10.709528	25.96%	35,854
2012	7.018125	8.502239	21.15%	29,524
2011	8.353507	7.018125	-15.99%	23,627
2010	7.396729	8.353507	12.94%	20,673
2009	6.258573	7.396729	18.19%	6,290
2008	12.198834	6.258573	-48.70%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	19.466090	15.714082	-19.27%	7,757
2012	19.138004	19.466090	1.71%	69,059
2011	13.697385	19.138004	39.72%	17,651
2010	12.598023	13.697385	8.73%	4,847
2009	18.635489	12.598023	-32.40%	2,794
2008	13.030479	18.635489	43.01%	719
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	14.053357	19.680633	40.04%	66,250
2012	12.146719	14.053357	15.70%	24,846
2011	11.749377	12.146719	3.38%	21,260
2010	11.143762	11.749377	5.43%	17,768
2009	9.053371	11.143762	23.09%	9,528
2008	12.201091	9.053371	-25.80%	3,291
Rydex Variable Trust - Internet Fund - Q/NQ
2013	18.240292	27.240071	49.34%	8,451
2012	15.479999	18.240292	17.83%	10,864
2011	17.797628	15.479999	-13.02%	4,367
2010	14.922871	17.797628	19.26%	9,738
2009	9.111440	14.922871	63.78%	5,321
2008	16.738454	9.111440	-45.57%	3,307
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	2.015962	1.117053	-44.59%	78,002
2012	2.632778	2.015962	-23.43%	41,166
2011	3.655826	2.632778	-27.98%	26,663
2010	5.310840	3.655826	-31.16%	24,082
2009	9.716773	5.310840	-45.34%	7,646
2008	6.117694	9.716773	58.83%	943
83

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.642416	4.145805	13.82%	152,231
2012	3.932200	3.642416	-7.37%	123,281
2011	5.724291	3.932200	-31.31%	61,535
2010	6.648327	5.724291	-13.90%	65,540
2009	5.638044	6.648327	17.92%	23,365
2008	8.180951	5.638044	-31.08%	3,597
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.361628	2.404356	-28.48%	8,349
2012	4.169915	3.361628	-19.38%	0
2011	4.556811	4.169915	-8.49%	1,189
2010	6.176587	4.556811	-26.22%	1,427
2009	9.664175	6.176587	-36.09%	0
2008	7.280471	9.664175	32.74%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	2.014101	1.411100	-29.94%	11,099
2012	2.507134	2.014101	-19.67%	22,524
2011	2.823268	2.507134	-11.20%	2,415
2010	3.631330	2.823268	-22.25%	4,642
2009	6.136922	3.631330	-40.83%	474
2008	4.198329	6.136922	46.18%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.164690	2.161065	-31.71%	42,044
2012	3.915738	3.164690	-19.18%	2,911
2011	4.291956	3.915738	-8.77%	44,841
2010	6.005346	4.291956	-28.53%	41,636
2009	9.057470	6.005346	-33.70%	2,000
2008	7.355722	9.057470	23.14%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.857945	2.799495	-27.44%	14,167
2012	4.706009	3.857945	-18.02%	8,369
2011	5.239273	4.706009	-10.18%	19,141
2010	6.389159	5.239273	-18.00%	39,642
2009	8.930391	6.389159	-28.46%	280
2008	6.494466	8.930391	37.51%	901
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.760303	13.495231	54.05%	2,431
2012	7.386457	8.760303	18.60%	17,390
2011	10.526976	7.386457	-29.83%	919
2010	9.211488	10.526976	14.28%	4,884
2009	7.542476	9.211488	22.13%	0
2008	11.395820	7.542476	-33.81%	0
84

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	18.709984	26.312112	40.63%	3,668
2012	15.617575	18.709984	19.80%	3,705
2011	15.436433	15.617575	1.17%	3,555
2010	11.992604	15.436433	28.72%	13,825
2009	8.882392	11.992604	35.02%	4,404
2008	17.669730	8.882392	-49.73%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	21.465723	31.845949	48.36%	10,772
2012	17.484301	21.465723	22.77%	24,953
2011	19.159877	17.484301	-8.75%	3,578
2010	14.105347	19.159877	35.83%	7,863
2009	9.372979	14.105347	50.49%	385
2008	21.016454	9.372979	-55.40%	34
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	13.137020	23.379383	77.97%	74,365
2012	9.918897	13.137020	32.44%	52,670
2011	10.112541	9.918897	-1.91%	75,172
2010	7.480203	10.112541	35.19%	40,846
2009	3.477788	7.480203	115.09%	13,395
2008	12.853455	3.477788	-72.94%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.974058	23.894295	32.94%	71,368
2012	15.587890	17.974058	15.31%	13,255
2011	15.449711	15.587890	0.89%	12,844
2010	13.204365	15.449711	17.00%	7,750
2009	8.796964	13.204365	50.10%	9,935
2008	15.336641	8.796964	-42.64%	1,251
Rydex Variable Trust - Nova Fund - Q/NQ
2013	11.267516	16.577812	47.13%	46,012
2012	9.334031	11.267516	20.71%	24,635
2011	9.563578	9.334031	-2.40%	29,396
2010	8.072756	9.563578	18.47%	10,101
2009	6.032865	8.072756	33.81%	2,989
2008	13.419911	6.032865	-55.05%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	23.387929	12.447742	-46.78%	65,796
2012	24.696729	23.387929	-5.30%	46,357
2011	32.974651	24.696729	-25.10%	41,790
2010	24.183471	32.974651	36.35%	37,345
2009	16.409633	24.183471	47.37%	2,969
2008	27.049269	16.409633	-39.33%	2,686
85

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	19.037060	19.540600	2.65%	16,048
2012	16.290226	19.037060	16.86%	16,568
2011	16.130710	16.290226	0.99%	12,568
2010	13.081904	16.130710	23.31%	17,709
2009	10.575556	13.081904	23.70%	8,168
2008	18.351572	10.575556	-42.37%	1,016
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	18.087081	24.254956	34.10%	3,131
2012	15.685797	18.087081	15.31%	3,526
2011	15.084682	15.685797	3.98%	4,786
2010	12.206839	15.084682	23.58%	8,323
2009	8.570883	12.206839	42.42%	3,456
2008	12.944411	8.570883	-33.79%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	16.490880	25.821641	56.58%	7,675
2012	13.677109	16.490880	20.57%	12,197
2011	15.771742	13.677109	-13.28%	3,695
2010	11.586205	15.771742	36.13%	3,756
2009	8.801095	11.586205	31.65%	46
2008	18.326477	8.801095	-51.98%	1,106
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	9.327865	15.540638	66.60%	491,287
2012	7.300662	9.327865	27.77%	21,487
2011	7.696795	7.300662	-5.15%	433,561
2010	6.212080	7.696795	23.90%	215,001
2009	4.297663	6.212080	44.55%	3,108
2008	13.594300	4.297663	-68.39%	10,632
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	13.064723	18.232194	39.55%	158,001
2012	11.676350	13.064723	11.89%	21,494
2011	11.953953	11.676350	-2.32%	16,479
2010	9.681660	11.953953	23.47%	104,436
2009	6.658766	9.681660	45.40%	4,531
2008	11.206080	6.658766	-40.58%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.941929	18.564984	43.45%	154,873
2012	10.722637	12.941929	20.70%	42,360
2011	11.213399	10.722637	-4.38%	11,561
2010	9.437806	11.213399	18.81%	6,233
2009	6.318639	9.437806	49.36%	4,007
2008	12.462382	6.318639	-49.30%	0
86

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	18.568943	24.580741	32.38%	60,660
2012	16.203326	18.568943	14.60%	23,506
2011	16.516668	16.203326	-1.90%	15,766
2010	12.615535	16.516668	30.92%	94,755
2009	8.146562	12.615535	54.86%	1,852
2008	12.919858	8.146562	-36.95%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	14.236385	19.092039	34.11%	41,157
2012	12.323523	14.236385	15.52%	9,765
2011	13.440291	12.323523	-8.31%	5,057
2010	11.329630	13.440291	18.63%	3,202
2009	7.389909	11.329630	53.31%	4,097
2008	13.275978	7.389909	-44.34%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.995904	20.925343	39.54%	101,906
2012	13.729701	14.995904	9.22%	7,449
2011	13.430999	13.729701	2.22%	5,435
2010	10.846015	13.430999	23.83%	38,374
2009	8.198315	10.846015	32.30%	425
2008	12.640301	8.198315	-35.14%	54
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	13.020981	18.365207	41.04%	67,625
2012	10.953829	13.020981	18.87%	19,523
2011	12.248971	10.953829	-10.57%	16,256
2010	9.915264	12.248971	23.54%	10,113
2009	6.187772	9.915264	60.24%	7,368
2008	11.090354	6.187772	-44.21%	190
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.709242	5.470496	-4.18%	1,961
2012	6.169182	5.709242	-7.46%	8,565
2011	6.525103	6.169182	-5.45%	3,615
2010	6.919484	6.525103	-5.70%	971
2009	8.325731	6.919484	-16.89%	15,777
2008	7.986798	8.325731	4.24%	1,121
Rydex Variable Trust - Technology Fund - Q/NQ
2013	13.457266	17.992608	33.70%	25,917
2012	12.169592	13.457266	10.58%	12,407
2011	13.571940	12.169592	-10.33%	9,157
2010	12.267417	13.571940	10.63%	7,683
2009	7.983557	12.267417	53.66%	9,765
2008	14.810368	7.983557	-46.09%	645
87

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.751709	8.991633	16.00%	18,069
2012	7.486243	7.751709	3.55%	21,875
2011	8.856342	7.486243	-15.47%	14,364
2010	7.831914	8.856342	13.08%	4,608
2009	6.163218	7.831914	27.08%	7,334
2008	11.417967	6.163218	-46.02%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	16.623004	24.727992	48.76%	9,801
2012	14.316474	16.623004	16.11%	3,520
2011	16.310980	14.316474	-12.23%	5,256
2010	13.306115	16.310980	22.58%	5,463
2009	11.478842	13.306115	15.92%	5,636
2008	15.552839	11.478842	-26.19%	654
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	12.217547	13.708881	12.21%	15,842
2012	12.235828	12.217547	-0.15%	22,081
2011	10.654862	12.235828	14.84%	20,533
2010	10.094976	10.654862	5.55%	7,190
2009	8.983361	10.094976	12.37%	10,579
2008	12.917495	8.983361	-30.46%	4,014
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.516346	10.092529	-4.03%	10,613
2012	10.567208	10.516346	-0.48%	14,985
2011	11.109946	10.567208	-4.89%	10,551
2010	11.918988	11.109946	-6.79%	5,857
2009	11.321932	11.918988	5.27%	275
2008	13.063995	11.321932	-13.33%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.054902	0.55%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	12.011630	10.822841	-9.90%	25,975
2012	10.319350	12.011630	16.40%	7,363
2011*	10.000000	10.319350	3.19%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.647049	10.790892	1.35%	25,621
2012	8.297462	10.647049	28.32%	13,382
2011*	10.000000	8.297462	-17.03%	1,053
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.981973	11.410034	14.31%	14,567
2012	8.890872	9.981973	12.27%	4,274
2011*	10.000000	8.890872	-11.09%	0
88

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.857497	8.576641	9.15%	48,585
2012	7.696585	7.857497	2.09%	13,436
2011*	10.000000	7.696585	-23.03%	5,722
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.617585	9.976947	3.74%	68,173
2012	9.611631	9.617585	0.06%	216,320
2011*	10.000000	9.611631	-3.88%	176,972
89

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	9.857578	11.106465	12.67%	0
2012	8.973417	9.857578	9.85%	0
2011*	10.000000	8.973417	-10.27%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.342939	3.43%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	10.935856	9.698211	-11.32%	0
2012	10.510292	10.935856	4.05%	0
2011*	10.000000	10.510292	5.10%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	8.920241	11.740307	31.61%	0
2012	8.023326	8.920241	11.18%	0
2011	8.029722	8.023326	-0.08%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	9.302329	11.874011	27.65%	0
2012	8.379283	9.302329	11.02%	0
2011	8.559978	8.379283	-2.11%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.346647	13.47%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.438409	11.573030	10.87%	0
2012	9.796712	10.438409	6.55%	0
2011	10.491392	9.796712	-6.62%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.394968	8.168611	-13.05%	0
2012	9.903807	9.394968	-5.14%	0
2011	11.700255	9.903807	-15.35%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.363017	10.438097	0.72%	0
2012*	10.000000	10.363017	3.63%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.772423	10.922114	11.76%	0
2012	8.986272	9.772423	8.75%	0
2011*	10.000000	8.986272	-10.14%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	8.702467	10.776560	23.83%	0
2012	7.672927	8.702467	13.42%	0
2011	7.862504	7.672927	-2.41%	0
90

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	9.985545	13.156667	31.76%	0
2012	9.007985	9.985545	10.85%	0
2011	9.297601	9.007985	-3.11%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.451434	10.721665	2.59%	0
2012*	10.000000	10.451434	4.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.974686	13.162582	19.94%	0
2012	9.820785	10.974686	11.75%	0
2011	10.293078	9.820785	-4.59%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.420023	4.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.287692	12.88%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.240239	2.40%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.069801	10.848339	19.61%	0
2012	8.232267	9.069801	10.17%	0
2011	9.164204	8.232267	-10.17%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.247470	9.871760	6.75%	0
2012	8.614691	9.247470	7.35%	0
2011	8.914371	8.614691	-3.36%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	8.754632	10.073768	15.07%	0
2012	8.037406	8.754632	8.92%	0
2011	8.658605	8.037406	-7.17%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.433906	6.395849	-0.59%	0
2012	7.478273	6.433906	-13.97%	0
2011	8.445621	7.478273	-11.45%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	8.687284	9.887664	13.82%	0
2012	8.585485	8.687284	1.19%	0
2011	9.481843	8.585485	-9.45%	0
91

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	7.673135	7.558186	-1.50%	0
2012	7.746882	7.673135	-0.95%	0
2011	7.732622	7.746882	0.18%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.038570	0.39%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.036488	0.36%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.981514	-0.18%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	10.709483	12.985749	21.25%	0
2012	9.274386	10.709483	15.47%	0
2011	10.313800	9.274386	-10.08%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.722455	-2.78%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.895371	-1.05%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	9.903451	10.416267	5.18%	0
2012	9.354429	9.903451	5.87%	0
2011*	10.000000	9.354429	-6.46%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.669692	16.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.330451	12.341225	19.46%	0
2012	9.213613	10.330451	12.12%	0
2011*	10.000000	9.213613	-7.86%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.604968	16.05%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.343768	13.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	10.836230	13.595537	25.46%	0
2012	9.628374	10.836230	12.54%	0
2011	10.612818	9.628374	-9.28%	0
92

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.642644	11.824373	11.10%	0
2012	9.889998	10.642644	7.61%	0
2011	10.344856	9.889998	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.778937	12.664006	17.49%	0
2012	9.789069	10.778937	10.11%	0
2011	10.462333	9.789069	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.402420	10.577180	1.68%	0
2012	9.987131	10.402420	4.16%	0
2011	10.162452	9.987131	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.255523	2.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.327369	3.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.714066	12.230503	14.15%	0
2012	9.840370	10.714066	8.88%	0
2011	10.397040	9.840370	-5.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.797022	13.002402	20.43%	0
2012	9.724779	10.797022	11.03%	0
2011	10.527089	9.724779	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.596167	11.421685	7.79%	0
2012	9.937830	10.596167	6.62%	0
2011	10.282836	9.937830	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.521498	9.986412	-5.09%	0
2012	10.137355	10.521498	3.79%	0
2011*	10.000000	10.137355	1.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.234786	2.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.299468	2.99%	0
93

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.082870	8.801300	-3.10%	0
2012	9.374250	9.082870	-3.11%	0
2011	9.673308	9.374250	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.462179	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	10.800460	12.671682	17.33%	0
2012	9.649167	10.800460	11.93%	0
2011	11.017705	9.649167	-12.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.232143	14.629812	30.25%	0
2012	9.981272	11.232143	12.53%	0
2011	10.643999	9.981272	-6.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.520579	13.765560	30.84%	0
2012	9.233598	10.520579	13.94%	0
2011	10.146681	9.233598	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.413141	15.329207	34.31%	0
2012	10.274485	11.413141	11.08%	0
2011	11.096472	10.274485	-7.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.369872	14.948450	31.47%	0
2012	10.085854	11.369872	12.73%	0
2011	10.655251	10.085854	-5.34%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.206582	-7.93%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.865278	9.569524	-3.00%	0
2012	9.835164	9.865278	0.31%	0
2011*	10.000000	9.835164	-1.65%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.108097	1.08%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.546859	-4.53%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.532000	9.598339	0.70%	0
2012*	10.000000	9.532000	-4.68%	0
94

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.112426	10.249965	1.36%	0
2012*	10.000000	10.112426	1.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.290024	12.90%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.478620	10.164871	-2.99%	0
2012	9.419805	10.478620	11.24%	0
2011*	10.000000	9.419805	-5.80%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.048258	9.130287	-17.36%	0
2012	10.846757	11.048258	1.86%	0
2011	12.106277	10.846757	-10.40%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.298505	11.078100	-9.92%	0
2012	10.778085	12.298505	14.11%	0
2011	10.471595	10.778085	2.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.524353	10.433751	-9.46%	0
2012	11.302647	11.524353	1.96%	0
2011	10.757826	11.302647	5.06%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.596241	10.274178	-11.40%	0
2012	11.199627	11.596241	3.54%	0
2011	10.755052	11.199627	4.13%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.582031	11.854812	2.36%	0
2012	10.467690	11.582031	10.65%	0
2011	10.463293	10.467690	0.04%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	9.942315	9.611738	-3.32%	0
2012	9.703294	9.942315	2.46%	0
2011*	10.000000	9.703294	-2.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.485251	9.935974	-5.24%	0
2012	9.882690	10.485251	6.10%	0
2011*	10.000000	9.882690	-1.17%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.907484	-0.93%	0
95

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	8.862917	8.399945	-5.22%	0
2012	8.192048	8.862917	8.19%	0
2011	11.067456	8.192048	-25.98%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.377016	12.325820	8.34%	0
2012	10.149041	11.377016	12.10%	0
2011	10.689931	10.149041	-5.06%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	11.842921	12.625556	6.61%	0
2012	10.709885	11.842921	10.58%	0
2011	10.756419	10.709885	-0.43%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.695063	9.687046	11.41%	0
2012	7.771180	8.695063	11.89%	0
2011	10.985197	7.771180	-29.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.526716	12.320043	29.32%	0
2012	7.370159	9.526716	29.26%	0
2011*	10.000000	7.370159	-26.30%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.015594	9.198809	14.76%	0
2012	7.625564	8.015594	5.11%	0
2011*	10.000000	7.625564	-23.74%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.326283	4.502424	-28.83%	0
2012	7.828553	6.326283	-19.19%	0
2011	8.866130	7.828553	-11.70%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.597151	20.558824	63.20%	0
2012	9.239648	12.597151	36.34%	0
2011*	10.000000	9.239648	-7.60%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	10.956047	13.775668	25.74%	0
2012	9.928403	10.956047	10.35%	0
2011	10.245296	9.928403	-3.09%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.490706	13.057958	24.47%	0
2012	9.766504	10.490706	7.42%	0
2011*	10.000000	9.766504	-2.33%	0
96

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.262574	15.264822	35.54%	0
2012	9.519775	11.262574	18.31%	0
2011*	10.000000	9.519775	-4.80%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	8.741283	7.926162	-9.32%	0
2012	8.465470	8.741283	3.26%	0
2011	10.879732	8.465470	-22.19%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.442644	12.308334	17.87%	0
2012	9.243392	10.442644	12.97%	0
2011	10.468940	9.243392	-11.71%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	9.879126	12.643829	27.99%	0
2012	8.174256	9.879126	20.86%	0
2011*	10.000000	8.174256	-18.26%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	10.790445	14.613324	35.43%	0
2012	9.485402	10.790445	13.76%	0
2011*	10.000000	9.485402	-5.15%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.678563	12.960272	33.91%	0
2012	8.625987	9.678563	12.20%	0
2011*	10.000000	8.625987	-13.74%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.005556	11.585405	15.79%	0
2012	8.907126	10.005556	12.33%	0
2011	10.730478	8.907126	-16.99%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.695861	14.253948	47.01%	0
2012	8.355369	9.695861	16.04%	0
2011*	10.000000	8.355369	-16.45%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.291118	11.909671	43.64%	0
2012	6.959766	8.291118	19.13%	0
2011	8.816769	6.959766	-21.06%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	11.786902	15.336456	30.11%	0
2012	10.465953	11.786902	12.62%	0
2011	10.645094	10.465953	-1.68%	0
97

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	10.803876	12.989094	20.23%	0
2012	10.836399	10.803876	-0.30%	0
2011	10.936699	10.836399	-0.92%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.129376	14.195413	27.55%	0
2012	10.268889	11.129376	8.38%	0
2011*	10.000000	10.268889	2.69%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.775063	4.073715	-39.87%	0
2012	8.182754	6.775063	-17.20%	0
2011*	10.000000	8.182754	-18.17%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.402951	10.089682	-3.01%	0
2012	9.162923	10.402951	13.53%	0
2011*	10.000000	9.162923	-8.37%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.750138	5.361364	12.87%	0
2012	5.267953	4.750138	-9.83%	0
2011	8.698374	5.267953	-39.44%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.082160	10.453495	29.34%	0
2012	8.704424	8.082160	-7.15%	0
2011*	10.000000	8.704424	-12.96%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.438690	7.191510	-3.32%	0
2012	8.829091	7.438690	-15.75%	0
2011	8.232973	8.829091	7.24%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.437371	4.927286	-23.46%	0
2012	8.321216	6.437371	-22.64%	0
2011	8.434537	8.321216	-1.34%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	5.848943	4.001000	-31.59%	0
2012	7.433993	5.848943	-21.32%	0
2011	8.568994	7.433993	-13.25%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	9.794078	11.881545	21.31%	0
2012	9.163554	9.794078	6.88%	0
2011*	10.000000	9.163554	-8.36%	0
98

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.615825	11.528311	8.60%	0
2012	9.402975	10.615825	12.90%	0
2011*	10.000000	9.402975	-5.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.160183	11.098898	-21.62%	0
2012	14.473579	14.160183	-2.17%	0
2011	10.407079	14.473579	39.07%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	13.954043	24.210351	73.50%	0
2012	10.766953	13.954043	29.60%	0
2011	11.245036	10.766953	-4.25%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.451263	1.717694	-50.23%	0
2012	5.499150	3.451263	-37.24%	0
2011	7.291903	5.499150	-24.59%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.367724	11.383813	9.80%	0
2012	10.685150	10.367724	-2.97%	0
2011*	10.000000	10.685150	6.85%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	3.836596	4.802694	25.18%	0
2012	3.187649	3.836596	20.36%	0
2011	4.229865	3.187649	-24.64%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	11.497559	11.280258	-1.89%	0
2012	10.717007	11.497559	7.28%	0
2011	13.238427	10.717007	-19.05%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.130046	21.114117	49.43%	0
2012	10.724121	14.130046	31.76%	0
2011	10.006594	10.724121	7.17%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	5.861087	5.496983	-6.21%	0
2012	6.135483	5.861087	-4.47%	0
2011	6.781946	6.135483	-9.53%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	12.620979	15.685073	24.28%	0
2012	11.945026	12.620979	5.66%	0
2011	10.834994	11.945026	10.24%	0
99

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	7.859396	12.391198	57.66%	0
2012	6.924220	7.859396	13.51%	0
2011	6.549997	6.924220	5.71%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.440212	8.428240	30.87%	0
2012	6.577726	6.440212	-2.09%	0
2011	8.128041	6.577726	-19.07%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	9.525051	11.395905	19.64%	0
2012	9.599894	9.525051	-0.78%	0
2011	10.521827	9.599894	-8.76%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	9.026653	10.836413	20.05%	0
2012	9.278771	9.026653	-2.72%	0
2011	10.556201	9.278771	-12.10%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	5.428551	6.517188	20.05%	0
2012	4.605131	5.428551	17.88%	0
2011	5.600047	4.605131	-17.77%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	5.184119	6.407714	23.60%	0
2012	4.361076	5.184119	18.87%	0
2011	5.289897	4.361076	-17.56%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	14.178962	11.231593	-20.79%	0
2012	14.206854	14.178962	-0.20%	0
2011	10.361667	14.206854	37.11%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	10.824535	14.875263	37.42%	0
2012	9.534967	10.824535	13.52%	0
2011	9.398743	9.534967	1.45%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	10.842146	15.888630	46.55%	0
2012	9.377515	10.842146	15.62%	0
2011	10.987025	9.377515	-14.65%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	2.508300	1.363770	-45.63%	0
2012	3.338540	2.508300	-24.87%	0
2011	4.724178	3.338540	-29.33%	0
100

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.757360	4.196571	11.69%	0
2012	4.134016	3.757360	-9.11%	0
2011	6.132917	4.134016	-32.59%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.913667	2.746689	-29.82%	0
2012	4.947716	3.913667	-20.90%	0
2011	5.509701	4.947716	-10.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	3.721483	2.558403	-31.25%	0
2012	4.721258	3.721483	-21.18%	0
2011	5.417871	4.721258	-12.86%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.886674	2.604294	-32.99%	0
2012	4.901228	3.886674	-20.70%	0
2011	5.474412	4.901228	-10.47%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	5.161369	3.675078	-28.80%	0
2012	6.416592	5.161369	-19.56%	0
2011	7.279706	6.416592	-11.86%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	6.214356	9.394024	51.17%	0
2012	5.340084	6.214356	16.37%	0
2011	7.756053	5.340084	-31.15%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	9.500524	13.110659	38.00%	0
2012	8.082013	9.500524	17.55%	0
2011	8.140501	8.082013	-0.72%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	9.598485	13.973563	45.58%	0
2012	7.967736	9.598485	20.47%	0
2011	8.897846	7.967736	-10.45%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	11.704594	20.440644	74.64%	0
2012	9.006287	11.704594	29.96%	0
2011	9.357073	9.006287	-3.75%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	12.315528	16.065552	30.45%	0
2012	10.884860	12.315528	13.14%	0
2011	10.993810	10.884860	-0.99%	0
101

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2013	7.776540	11.227463	44.38%	0
2012	6.565331	7.776540	18.45%	0
2011	6.855006	6.565331	-4.23%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	9.522744	4.973096	-47.78%	0
2012	10.248129	9.522744	-7.08%	0
2011	13.944156	10.248129	-26.51%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	7.777288	7.833411	0.72%	0
2012	6.782423	7.777288	14.67%	0
2011	6.843928	6.782423	-0.90%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	10.883756	14.322027	31.59%	0
2012	9.619406	10.883756	13.14%	0
2011	9.426961	9.619406	2.04%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	7.672371	11.788752	53.65%	0
2012	6.484969	7.672371	18.31%	0
2011	7.620835	6.484969	-14.90%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	7.374848	12.073469	63.71%	0
2013	7.347228	12.028267	63.71%	0
2013	6.365615	10.407000	63.49%	0
2012	5.077479	6.365615	25.37%	0
2011	5.455071	5.077479	-6.92%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	10.907902	14.937328	36.94%	0
2012	9.935288	10.907902	9.79%	0
2011	10.365285	9.935288	-4.15%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	8.965220	12.619809	40.76%	0
2012	7.569982	8.965220	18.43%	0
2011	8.067387	7.569982	-6.17%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	14.131662	18.356686	29.90%	0
2012	12.567252	14.131662	12.45%	0
2011	13.054395	12.567252	-3.73%	0
102

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	9.311173	12.253243	31.60%	0
2012	8.214312	9.311173	13.35%	0
2011	9.129529	8.214312	-10.02%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	10.761582	14.735704	36.93%	0
2012	10.041449	10.761582	7.17%	0
2011	10.010135	10.041449	0.31%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	8.670823	12.000769	38.40%	0
2012	7.433814	8.670823	16.64%	0
2011	8.471267	7.433814	-12.25%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.361155	5.040710	-5.98%	0
2012	5.904037	5.361155	-9.20%	0
2011	6.363495	5.904037	-7.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	8.908247	11.687535	31.20%	0
2012	8.210045	8.908247	8.50%	0
2011	9.330628	8.210045	-12.01%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	6.727346	7.657301	13.82%	0
2012	6.621339	6.727346	1.60%	0
2011	7.982524	6.621339	-17.05%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	8.421673	12.293462	45.97%	0
2012	7.391894	8.421673	13.93%	0
2011	8.582319	7.391894	-13.87%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	9.747033	10.731916	10.10%	0
2012	9.948485	9.747033	-2.02%	0
2011	8.827993	9.948485	12.69%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	8.760351	8.249775	-5.83%	0
2012	8.971176	8.760351	-2.35%	0
2011	9.611718	8.971176	-6.66%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.028883	0.29%	0
103

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.639267	10.290741	-11.59%	0
2012	10.190761	11.639267	14.21%	0
2011*	10.000000	10.190761	1.91%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.316726	10.260185	-0.55%	0
2012	8.193830	10.316726	25.91%	0
2011*	10.000000	8.193830	-18.06%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.672323	10.849047	12.17%	0
2012	8.779921	9.672323	10.16%	0
2011*	10.000000	8.779921	-12.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.613537	8.154651	7.11%	0
2012	7.600402	7.613537	0.17%	0
2011*	10.000000	7.600402	-24.00%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.319285	9.486390	1.79%	0
2012	9.491826	9.319285	-1.82%	0
2011*	10.000000	9.491826	-5.08%	0
104

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
105

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
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•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
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Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
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A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
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•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
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Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In US. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
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Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
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If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
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Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life
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expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
115

•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
116

America's marketFLEX® II Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2014
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2014. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $183.1 billion as of December 31, 2013.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2013. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2013; therefore, no Condensed Financial Information is available:
•	Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
•	Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.173133	11.680760	14.82%	54,240
2012	9.086782	10.173133	11.96%	11,054
2011*	10.000000	9.086782	-9.13%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.369734	3.70%	7,711
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.285706	10.199626	-9.62%	101,410
2012	10.642847	11.285706	6.04%	36,213
2011*	10.000000	10.642847	6.43%	25,285
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.541764	18.162796	34.12%	31,338
2012	11.951482	13.541764	13.31%	24,242
2011	11.737408	11.951482	1.82%	26,965
2010	10.412815	11.737408	12.72%	21,579

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	15.309116	19.914198	30.08%	64,970
2012	13.531097	15.309116	13.14%	28,416
2011	13.564420	13.531097	-0.25%	23,883
2010	12.110444	13.564420	12.01%	26,147
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.490856	14.91%	7,845
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.977568	12.403097	12.99%	169,807
2012	10.109280	10.977568	8.59%	97,732
2011	10.623709	10.109280	-4.84%	96,080
2010*	10.000000	10.623709	6.24%	91,315
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.880236	8.754592	-11.39%	12,303
2012	10.219739	9.880236	-3.32%	11,506
2011	11.847747	10.219739	-13.74%	16,915
2010*	10.000000	11.847747	18.48%	6,173
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.494449	10.772293	2.65%	7,426
2012*	10.000000	10.494449	4.94%	779,188
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.085220	11.486829	13.90%	8,452
2012	9.099785	10.085220	10.83%	7,260
2011*	10.000000	9.099785	-9.00%	2,699
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	13.482415	17.014244	26.20%	35,367
2012	11.664198	13.482415	15.59%	9,329
2011	11.728892	11.664198	-0.55%	4,059
2010	10.336732	11.728892	13.47%	1,528
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	12.215591	16.401939	34.27%	159,836
2012	10.812869	12.215591	12.97%	4,144
2011	10.951851	10.812869	-1.27%	3,156
2010	8.954058	10.951851	22.31%	713
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.583980	11.064904	4.54%	54,817
2012*	10.000000	10.583980	5.84%	4,496

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.541588	14.106581	22.22%	48,565
2012	10.134164	11.541588	13.89%	38,364
2011	10.422891	10.134164	-2.77%	38,024
2010*	10.000000	10.422891	4.23%	22,893
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.552634	5.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.431155	14.31%	24,162
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.266775	2.67%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	10.174273	12.401581	21.89%	45,491
2012	9.061351	10.174273	12.28%	33,115
2011	9.898470	9.061351	-8.46%	30,251
2010	8.706017	9.898470	13.70%	30,337
2009	6.324103	8.706017	37.66%	0
2008	11.253212	6.324103	-43.80%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.373294	11.284974	8.79%	41,778
2012	9.482023	10.373294	9.40%	42,791
2011	9.628479	9.482023	-1.52%	14,228
2010	8.785157	9.628479	9.60%	14,249
2009	7.257467	8.785157	21.05%	564
2008	10.510160	7.257467	-30.95%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.745667	11.428142	17.26%	63,025
2012	8.779256	9.745667	11.01%	26,990
2011	9.280944	8.779256	-5.41%	25,926
2010	8.262290	9.280944	12.33%	25,983
2009	6.161401	8.262290	34.10%	7,012
2008	10.783086	6.161401	-42.86%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.946406	7.037178	1.31%	27,452
2012	7.922204	6.946406	-12.32%	24,510
2011	8.779742	7.922204	-9.77%	23,841
2010	9.216771	8.779742	-4.74%	16,128
2009	9.723797	9.216771	-5.21%	24,808
2008*	10.000000	9.723797	-2.76%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	12.419591	14.405463	15.99%	30,896
2012	12.043507	12.419591	3.12%	7,987
2011	13.052213	12.043507	-7.73%	19,662
2010	11.885195	13.052213	9.82%	18,475
2009	9.454987	11.885195	25.70%	5,117
2008	16.156237	9.454987	-41.48%	5,448
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	9.006135	9.040593	0.38%	110,791
2012	8.921904	9.006135	0.94%	38,715
2011	8.739110	8.921904	2.09%	22,741
2010	8.334476	8.739110	4.85%	14,640
2009	8.726543	8.334476	-4.49%	15,530
2008	10.872471	8.726543	-19.74%	9,214
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.166268	1.66%	33,449
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.062523	0.63%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.007397	0.07%	7,940
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.262704	13.917120	23.57%	230,140
2012	9.570373	11.262704	17.68%	130,222
2011	10.443862	9.570373	-8.36%	122,125
2010*	10.000000	10.443862	4.44%	67,187
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.846146	-1.54%	5,817
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.021274	0.21%	277,944
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.220431	10.954842	7.19%	17,725
2012	9.472553	10.220431	7.90%	7,137
2011*	10.000000	9.472553	-5.27%	4,851
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.818025	18.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.661065	12.979220	21.74%	92,492
2012	9.329975	10.661065	14.27%	3,156
2011*	10.000000	9.329975	-6.70%	4,605

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.817842	18.18%	11,618
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.551874	15.52%	64,455
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.396019	14.570643	27.86%	43,102
2012	9.935672	11.396019	14.70%	3,340
2011	10.746668	9.935672	-7.55%	467
2010*	10.000000	10.746668	7.47%	573
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.192329	12.672426	13.22%	317,610
2012	10.205513	11.192329	9.67%	18,350
2011	10.475331	10.205513	-2.58%	3,356
2010*	10.000000	10.475331	4.75%	657
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.335714	13.572298	19.73%	52,252
2012	10.101421	11.335714	12.22%	551
2011	10.594298	10.101421	-4.65%	744
2010*	10.000000	10.594298	5.94%	744
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.939682	11.335826	3.62%	30,724
2012	10.305684	10.939682	6.15%	75,130
2011	10.290653	10.305684	0.15%	5,617
2010*	10.000000	10.290653	2.91%	2,228
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.282102	2.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.354127	3.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.267447	13.107676	16.33%	176,938
2012	10.154316	11.267447	10.96%	46,490
2011	10.528169	10.154316	-3.55%	49,924
2010*	10.000000	10.528169	5.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.354772	13.934988	22.72%	80,416
2012	10.035123	11.354772	13.15%	10,603
2011	10.659863	10.035123	-5.86%	22,983
2010*	10.000000	10.659863	6.60%	4,687

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.143449	12.240880	9.85%	9,879
2012	10.254850	11.143449	8.67%	0
2011	10.412543	10.254850	-1.51%	0
2010*	10.000000	10.412543	4.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.858155	10.502744	-3.27%	24,369
2012	10.265261	10.858155	5.78%	3,427
2011*	10.000000	10.265261	2.65%	8,357
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.261313	2.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.326164	3.26%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.623055	9.502769	-1.25%	868,212
2012	9.745200	9.623055	-1.25%	1,157,921
2011	9.868210	9.745200	-1.25%	1,552,043
2010	9.993110	9.868210	-1.25%	600,666
2009*	10.000000	9.993110	-0.07%	85,270
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.582613	-4.17%	2,538
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.358408	13.580571	19.56%	13,678
2012	9.957142	11.358408	14.07%	2,306
2011	11.156584	9.957142	-10.75%	1,695
2010*	10.000000	11.156584	11.57%	1,612
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.812271	15.678914	32.73%	9,022
2012	10.299743	11.812271	14.69%	2,118
2011	10.778258	10.299743	-4.44%	1,434
2010*	10.000000	10.778258	7.78%	1,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	11.064155	14.752946	33.34%	9,887
2012	9.528341	11.064155	16.12%	1,322
2011	10.274699	9.528341	-7.26%	916
2010*	10.000000	10.274699	2.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	12.002722	16.428588	36.87%	6,668
2012	10.602349	12.002722	13.21%	9,360
2011	11.236421	10.602349	-5.64%	0
2010*	10.000000	11.236421	12.36%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.957237	16.020564	33.98%	39,237
2012	10.407717	11.957237	14.89%	2,582
2011	10.789657	10.407717	-3.54%	0
2010*	10.000000	10.789657	7.90%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.323793	-6.76%	4,324
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.181007	10.064361	-1.15%	109,534
2012	9.959272	10.181007	2.23%	49,652
2011*	10.000000	9.959272	-0.41%	62,841
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.134311	1.34%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.668340	-3.32%	70,032
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.632538	9.884762	2.62%	34,474
2012*	10.000000	9.632538	-3.67%	18,536
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.219045	10.555764	3.30%	158,963
2012*	10.000000	10.219045	2.19%	82,899
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.433510	14.34%	11,953
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.813943	10.690441	-1.14%	56,067
2012	9.538731	10.813943	13.37%	28,411
2011*	10.000000	9.538731	-4.61%	4,310
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.618735	9.785130	-15.78%	33,305
2012	11.192655	11.618735	3.81%	33,831
2011	12.258830	11.192655	-8.70%	34,833
2010*	10.000000	12.258830	22.59%	21,111
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.933761	11.872733	-8.20%	24,066
2012	11.121883	12.933761	16.29%	35,297
2011	10.603725	11.121883	4.89%	22,122
2010*	10.000000	10.603725	6.04%	14,597

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.121494	11.183910	-7.73%	14,255
2012	11.664977	12.121494	3.91%	15,717
2011	10.895255	11.664977	7.06%	20,503
2010*	10.000000	10.895255	8.95%	10,632
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.195200	11.011131	-9.71%	80,444
2012	11.556858	12.195200	5.52%	31,085
2011	10.890759	11.556858	6.12%	32,189
2010*	10.000000	10.890759	8.91%	15,203
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.180269	12.705155	4.31%	301,619
2012	10.801586	12.180269	12.76%	482,792
2011	10.595317	10.801586	1.95%	113,907
2010*	10.000000	10.595317	5.95%	39,285
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.262115	10.110297	-1.48%	74,217
2012	9.827266	10.262115	4.42%	27,164
2011*	10.000000	9.827266	-1.73%	40,094
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.820820	10.449742	-3.43%	88,176
2012	10.007389	10.820820	8.13%	134,779
2011*	10.000000	10.007389	0.07%	24,549
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.933184	-0.67%	18,108
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.320906	9.002739	-3.41%	18,281
2012	8.453550	9.320906	10.26%	18,842
2011	11.206950	8.453550	-24.57%	22,274
2010*	10.000000	11.206950	12.07%	25,202
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.966523	13.211999	10.41%	6,371
2012	10.474393	11.966523	14.25%	102,567
2011	10.826497	10.474393	-3.25%	27,813
2010*	10.000000	10.826497	8.26%	5,318
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.454443	13.530905	8.64%	1,160,022
2012	11.051445	12.454443	12.70%	338,614
2011	10.892046	11.051445	1.46%	11,751
2010*	10.000000	10.892046	8.92%	37,932

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.144427	10.382122	13.53%	24,752
2012	8.019287	9.144427	14.03%	23,565
2011	11.123679	8.019287	-27.91%	10,782
2010*	10.000000	11.123679	11.24%	17,124
ProFunds - ProFund VP Banks - Q/NQ
2013	9.831990	12.957383	31.79%	2,280
2012	7.463517	9.831990	31.73%	20,070
2011*	10.000000	7.463517	-25.36%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.272384	9.674735	16.95%	80,084
2012	7.722043	8.272384	7.13%	22,158
2011*	10.000000	7.722043	-22.78%	382
ProFunds - ProFund VP Bear - Q/NQ
2013	6.653233	4.825627	-27.47%	19,411
2012	8.078346	6.653233	-17.64%	1,385
2011	8.978092	8.078346	-10.02%	6,492
2010*	10.000000	8.978092	-10.22%	6,762
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	13.000133	21.621039	66.31%	35,416
2012	9.356338	13.000133	38.94%	286,311
2011*	10.000000	9.356338	-6.44%	2,204
ProFunds - ProFund VP Bull - Q/NQ
2013	11.521974	14.763642	28.13%	72,596
2012	10.245204	11.521974	12.46%	103,367
2011	10.374545	10.245204	-1.25%	20,887
2010*	10.000000	10.374545	3.75%	1,860
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.826479	13.733027	26.85%	11,464
2012	9.889818	10.826479	9.47%	11,872
2011*	10.000000	9.889818	-1.10%	3,530
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.623022	16.053860	38.12%	69,824
2012	9.639985	11.623022	20.57%	10,382
2011*	10.000000	9.639985	-3.60%	3,003
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.193037	8.495056	-7.59%	19,671
2012	8.735710	9.193037	5.24%	41,832
2011	11.016897	8.735710	-20.71%	120,746
2010*	10.000000	11.016897	10.17%	13,812

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.982243	13.191388	20.12%	2,719
2012	9.538547	10.982243	15.14%	12,021
2011	10.601030	9.538547	-10.02%	78
2010*	10.000000	10.601030	6.01%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.195527	13.297724	30.43%	3,222
2012	8.277686	10.195527	23.17%	4,811
2011*	10.000000	8.277686	-17.22%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.135770	15.368612	38.01%	42,755
2012	9.605187	11.135770	15.93%	15,458
2011*	10.000000	9.605187	-3.95%	9,749
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.988447	13.630384	36.46%	72,586
2012	8.735021	9.988447	14.35%	2,428
2011*	10.000000	8.735021	-12.65%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.522582	12.416614	18.00%	14,691
2012	9.191529	10.522582	14.48%	15,590
2011	10.865769	9.191529	-15.41%	9,089
2010*	10.000000	10.865769	8.66%	2,146
ProFunds - ProFund VP Internet - Q/NQ
2013	10.006293	14.990886	49.81%	21,920
2012	8.460964	10.006293	18.26%	16,467
2011*	10.000000	8.460964	-15.39%	3,092
ProFunds - ProFund VP Japan - Q/NQ
2013	8.719727	12.764284	46.38%	16,195
2012	7.182064	8.719727	21.41%	26,033
2011	8.928055	7.182064	-19.56%	305
2010*	10.000000	8.928055	-10.72%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.395527	16.436007	32.60%	66,537
2012	10.799769	12.395527	14.78%	8,416
2011	10.779340	10.799769	0.19%	9,956
2010*	10.000000	10.779340	7.79%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.362014	13.920799	22.52%	52,100
2012	11.182185	11.362014	1.61%	37,573
2011	11.074686	11.182185	0.97%	35,458
2010*	10.000000	11.074686	10.75%	12,020

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.485480	14.929052	29.98%	32,764
2012	10.398470	11.485480	10.45%	5,658
2011*	10.000000	10.398470	3.98%	588
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.992044	4.284597	-38.72%	28,757
2012	8.286126	6.992044	-15.62%	13,100
2011*	10.000000	8.286126	-17.14%	16,392
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.735930	10.611529	-1.16%	22,787
2012	9.278706	10.735930	15.71%	17,064
2011*	10.000000	9.278706	-7.21%	12,765
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.996009	5.746453	15.02%	16,360
2012	5.436422	4.996009	-8.10%	42,836
2011	8.808381	5.436422	-38.28%	3,249
2010*	10.000000	8.808381	-11.92%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.341141	10.994275	31.81%	5,533
2012	8.814433	8.341141	-5.37%	0
2011*	10.000000	8.814433	-11.86%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.823040	7.707453	-1.48%	0
2012	9.110755	7.823040	-14.13%	3,731
2011	8.337030	9.110755	9.28%	119
2010*	10.000000	8.337030	-16.63%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.770017	5.280917	-22.00%	754
2012	8.586625	6.770017	-21.16%	3,623
2011	8.541117	8.586625	0.53%	106
2010*	10.000000	8.541117	-14.59%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.151372	4.288317	-30.29%	20,317
2012	7.671316	6.151372	-19.81%	5,635
2011	8.677247	7.671316	-11.59%	282
2010*	10.000000	8.677247	-13.23%	382
ProFunds - ProFund VP Technology - Q/NQ
2013	10.107502	12.495670	23.63%	46,067
2012	9.279262	10.107502	8.93%	14,003
2011*	10.000000	9.279262	-7.21%	4,528

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.955552	12.124334	10.67%	5,055
2012	9.521733	10.955552	15.06%	329,183
2011*	10.000000	9.521733	-4.78%	274
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.891584	11.895022	-20.12%	9,956
2012	14.935242	14.891584	-0.29%	17,777
2011	10.538388	14.935242	41.72%	16,407
2010*	10.000000	10.538388	5.38%	9,506
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.674432	25.945404	76.81%	24,930
2012	11.110441	14.674432	32.08%	2,021
2011	11.386795	11.110441	-2.43%	1,964
2010*	10.000000	11.386795	13.87%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.629919	1.841184	-49.28%	2,856
2012	5.674888	3.629919	-36.04%	10,096
2011	7.384153	5.674888	-23.15%	2,901
2010*	10.000000	7.384153	-26.16%	2,165
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.699551	11.972472	11.90%	19,083
2012	10.819989	10.699551	-1.11%	9,047
2011*	10.000000	10.819989	8.20%	7,407
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.582094	8.396726	27.57%	9,126
2012	5.366070	6.582094	22.66%	4,033
2011	6.987203	5.366070	-23.20%	5,370
2010	6.259472	6.987203	11.63%	19,228
2009	6.564184	6.259472	-4.64%	6,469
2008	11.298419	6.564184	-41.90%	179
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	22.775805	22.772079	-0.02%	13,895
2012	20.830941	22.775805	9.34%	9,728
2011	25.250373	20.830941	-17.50%	12,730
2010	20.185542	25.250373	25.09%	17,539
2009	13.148897	20.185542	53.52%	4,665
2008	24.387050	13.148897	-46.08%	3,173
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	15.176828	23.110700	52.28%	33,024
2012	11.302467	15.176828	34.28%	21,255
2011	10.349198	11.302467	9.21%	14,356

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.924226	4.706511	-4.42%	82,397
2012	5.057916	4.924226	-2.64%	93,931
2011	5.486341	5.057916	-7.81%	81,945
2010	5.142806	5.486341	6.68%	85,704
2009	4.668179	5.142806	10.17%	41,105
2008	9.273788	4.668179	-49.66%	3,261
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	20.697485	26.213159	26.65%	25,662
2012	19.221139	20.697485	7.68%	17,767
2011	17.109167	19.221139	12.34%	6,999
2010	14.772605	17.109167	15.82%	5,267
2009	12.558633	14.772605	17.63%	3,708
2008	16.600605	12.558633	-24.35%	623
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	11.038998	17.735984	60.67%	442,452
2012	9.542892	11.038998	15.68%	65,917
2011	8.858346	9.542892	7.73%	99,497
2010	7.200191	8.858346	23.03%	44,644
2009	5.327208	7.200191	35.16%	11,127
2008	14.091298	5.327208	-62.20%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.951529	9.270947	33.37%	1,376
2012	6.966486	6.951529	-0.21%	1,137
2011	8.447271	6.966486	-17.53%	3,145
2010	7.808115	8.447271	8.19%	5,879
2009	4.601128	7.808115	69.70%	11,871
2008	9.339702	4.601128	-50.74%	4,508
Rydex Variable Trust - Energy Fund - Q/NQ
2013	22.393290	27.302980	21.92%	37,146
2012	22.145359	22.393290	1.12%	25,855
2011	23.818054	22.145359	-7.02%	27,990
2010	20.259329	23.818054	17.57%	25,950
2009	14.812883	20.259329	36.77%	10,579
2008	27.797135	14.812883	-46.71%	2,537
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	25.101807	30.709756	22.34%	39,761
2012	25.318089	25.101807	-0.85%	19,940
2011	28.264646	25.318089	-10.42%	23,463
2010	22.707437	28.264646	24.47%	19,776
2009	14.157731	22.707437	60.39%	11,330
2008	33.816754	14.157731	-58.13%	1,858

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	10.067593	12.317185	22.34%	1,106
2012	8.380211	10.067593	20.14%	21,658
2011	9.999771	8.380211	-16.20%	1,419
2010	11.349246	9.999771	-11.89%	9,949
2009	8.472441	11.349246	33.95%	109
2008	19.007539	8.472441	-55.43%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.502239	10.709528	25.96%	35,854
2012	7.018125	8.502239	21.15%	29,524
2011	8.353507	7.018125	-15.99%	23,627
2010	7.396729	8.353507	12.94%	20,673
2009	6.258573	7.396729	18.19%	6,290
2008	12.198834	6.258573	-48.70%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	19.466090	15.714082	-19.27%	7,757
2012	19.138004	19.466090	1.71%	69,059
2011	13.697385	19.138004	39.72%	17,651
2010	12.598023	13.697385	8.73%	4,847
2009	18.635489	12.598023	-32.40%	2,794
2008	13.030479	18.635489	43.01%	719
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	14.053357	19.680633	40.04%	66,250
2012	12.146719	14.053357	15.70%	24,846
2011	11.749377	12.146719	3.38%	21,260
2010	11.143762	11.749377	5.43%	17,768
2009	9.053371	11.143762	23.09%	9,528
2008	12.201091	9.053371	-25.80%	3,291
Rydex Variable Trust - Internet Fund - Q/NQ
2013	18.240292	27.240071	49.34%	8,451
2012	15.479999	18.240292	17.83%	10,864
2011	17.797628	15.479999	-13.02%	4,367
2010	14.922871	17.797628	19.26%	9,738
2009	9.111440	14.922871	63.78%	5,321
2008	16.738454	9.111440	-45.57%	3,307
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	2.015962	1.117053	-44.59%	78,002
2012	2.632778	2.015962	-23.43%	41,166
2011	3.655826	2.632778	-27.98%	26,663
2010	5.310840	3.655826	-31.16%	24,082
2009	9.716773	5.310840	-45.34%	7,646
2008	6.117694	9.716773	58.83%	943

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.642416	4.145805	13.82%	152,231
2012	3.932200	3.642416	-7.37%	123,281
2011	5.724291	3.932200	-31.31%	61,535
2010	6.648327	5.724291	-13.90%	65,540
2009	5.638044	6.648327	17.92%	23,365
2008	8.180951	5.638044	-31.08%	3,597
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.361628	2.404356	-28.48%	8,349
2012	4.169915	3.361628	-19.38%	0
2011	4.556811	4.169915	-8.49%	1,189
2010	6.176587	4.556811	-26.22%	1,427
2009	9.664175	6.176587	-36.09%	0
2008	7.280471	9.664175	32.74%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	2.014101	1.411100	-29.94%	11,099
2012	2.507134	2.014101	-19.67%	22,524
2011	2.823268	2.507134	-11.20%	2,415
2010	3.631330	2.823268	-22.25%	4,642
2009	6.136922	3.631330	-40.83%	474
2008	4.198329	6.136922	46.18%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.164690	2.161065	-31.71%	42,044
2012	3.915738	3.164690	-19.18%	2,911
2011	4.291956	3.915738	-8.77%	44,841
2010	6.005346	4.291956	-28.53%	41,636
2009	9.057470	6.005346	-33.70%	2,000
2008	7.355722	9.057470	23.14%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.857945	2.799495	-27.44%	14,167
2012	4.706009	3.857945	-18.02%	8,369
2011	5.239273	4.706009	-10.18%	19,141
2010	6.389159	5.239273	-18.00%	39,642
2009	8.930391	6.389159	-28.46%	280
2008	6.494466	8.930391	37.51%	901
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.760303	13.495231	54.05%	2,431
2012	7.386457	8.760303	18.60%	17,390
2011	10.526976	7.386457	-29.83%	919
2010	9.211488	10.526976	14.28%	4,884
2009	7.542476	9.211488	22.13%	0
2008	11.395820	7.542476	-33.81%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	18.709984	26.312112	40.63%	3,668
2012	15.617575	18.709984	19.80%	3,705
2011	15.436433	15.617575	1.17%	3,555
2010	11.992604	15.436433	28.72%	13,825
2009	8.882392	11.992604	35.02%	4,404
2008	17.669730	8.882392	-49.73%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	21.465723	31.845949	48.36%	10,772
2012	17.484301	21.465723	22.77%	24,953
2011	19.159877	17.484301	-8.75%	3,578
2010	14.105347	19.159877	35.83%	7,863
2009	9.372979	14.105347	50.49%	385
2008	21.016454	9.372979	-55.40%	34
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	13.137020	23.379383	77.97%	74,365
2012	9.918897	13.137020	32.44%	52,670
2011	10.112541	9.918897	-1.91%	75,172
2010	7.480203	10.112541	35.19%	40,846
2009	3.477788	7.480203	115.09%	13,395
2008	12.853455	3.477788	-72.94%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.974058	23.894295	32.94%	71,368
2012	15.587890	17.974058	15.31%	13,255
2011	15.449711	15.587890	0.89%	12,844
2010	13.204365	15.449711	17.00%	7,750
2009	8.796964	13.204365	50.10%	9,935
2008	15.336641	8.796964	-42.64%	1,251
Rydex Variable Trust - Nova Fund - Q/NQ
2013	11.267516	16.577812	47.13%	46,012
2012	9.334031	11.267516	20.71%	24,635
2011	9.563578	9.334031	-2.40%	29,396
2010	8.072756	9.563578	18.47%	10,101
2009	6.032865	8.072756	33.81%	2,989
2008	13.419911	6.032865	-55.05%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	23.387929	12.447742	-46.78%	65,796
2012	24.696729	23.387929	-5.30%	46,357
2011	32.974651	24.696729	-25.10%	41,790
2010	24.183471	32.974651	36.35%	37,345
2009	16.409633	24.183471	47.37%	2,969
2008	27.049269	16.409633	-39.33%	2,686

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	19.037060	19.540600	2.65%	16,048
2012	16.290226	19.037060	16.86%	16,568
2011	16.130710	16.290226	0.99%	12,568
2010	13.081904	16.130710	23.31%	17,709
2009	10.575556	13.081904	23.70%	8,168
2008	18.351572	10.575556	-42.37%	1,016
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	18.087081	24.254956	34.10%	3,131
2012	15.685797	18.087081	15.31%	3,526
2011	15.084682	15.685797	3.98%	4,786
2010	12.206839	15.084682	23.58%	8,323
2009	8.570883	12.206839	42.42%	3,456
2008	12.944411	8.570883	-33.79%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	16.490880	25.821641	56.58%	7,675
2012	13.677109	16.490880	20.57%	12,197
2011	15.771742	13.677109	-13.28%	3,695
2010	11.586205	15.771742	36.13%	3,756
2009	8.801095	11.586205	31.65%	46
2008	18.326477	8.801095	-51.98%	1,106
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	9.327865	15.540638	66.60%	491,287
2012	7.300662	9.327865	27.77%	21,487
2011	7.696795	7.300662	-5.15%	433,561
2010	6.212080	7.696795	23.90%	215,001
2009	4.297663	6.212080	44.55%	3,108
2008	13.594300	4.297663	-68.39%	10,632
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	13.064723	18.232194	39.55%	158,001
2012	11.676350	13.064723	11.89%	21,494
2011	11.953953	11.676350	-2.32%	16,479
2010	9.681660	11.953953	23.47%	104,436
2009	6.658766	9.681660	45.40%	4,531
2008	11.206080	6.658766	-40.58%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.941929	18.564984	43.45%	154,873
2012	10.722637	12.941929	20.70%	42,360
2011	11.213399	10.722637	-4.38%	11,561
2010	9.437806	11.213399	18.81%	6,233
2009	6.318639	9.437806	49.36%	4,007
2008	12.462382	6.318639	-49.30%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	18.568943	24.580741	32.38%	60,660
2012	16.203326	18.568943	14.60%	23,506
2011	16.516668	16.203326	-1.90%	15,766
2010	12.615535	16.516668	30.92%	94,755
2009	8.146562	12.615535	54.86%	1,852
2008	12.919858	8.146562	-36.95%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	14.236385	19.092039	34.11%	41,157
2012	12.323523	14.236385	15.52%	9,765
2011	13.440291	12.323523	-8.31%	5,057
2010	11.329630	13.440291	18.63%	3,202
2009	7.389909	11.329630	53.31%	4,097
2008	13.275978	7.389909	-44.34%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.995904	20.925343	39.54%	101,906
2012	13.729701	14.995904	9.22%	7,449
2011	13.430999	13.729701	2.22%	5,435
2010	10.846015	13.430999	23.83%	38,374
2009	8.198315	10.846015	32.30%	425
2008	12.640301	8.198315	-35.14%	54
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	13.020981	18.365207	41.04%	67,625
2012	10.953829	13.020981	18.87%	19,523
2011	12.248971	10.953829	-10.57%	16,256
2010	9.915264	12.248971	23.54%	10,113
2009	6.187772	9.915264	60.24%	7,368
2008	11.090354	6.187772	-44.21%	190
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.709242	5.470496	-4.18%	1,961
2012	6.169182	5.709242	-7.46%	8,565
2011	6.525103	6.169182	-5.45%	3,615
2010	6.919484	6.525103	-5.70%	971
2009	8.325731	6.919484	-16.89%	15,777
2008	7.986798	8.325731	4.24%	1,121
Rydex Variable Trust - Technology Fund - Q/NQ
2013	13.457266	17.992608	33.70%	25,917
2012	12.169592	13.457266	10.58%	12,407
2011	13.571940	12.169592	-10.33%	9,157
2010	12.267417	13.571940	10.63%	7,683
2009	7.983557	12.267417	53.66%	9,765
2008	14.810368	7.983557	-46.09%	645

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.751709	8.991633	16.00%	18,069
2012	7.486243	7.751709	3.55%	21,875
2011	8.856342	7.486243	-15.47%	14,364
2010	7.831914	8.856342	13.08%	4,608
2009	6.163218	7.831914	27.08%	7,334
2008	11.417967	6.163218	-46.02%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	16.623004	24.727992	48.76%	9,801
2012	14.316474	16.623004	16.11%	3,520
2011	16.310980	14.316474	-12.23%	5,256
2010	13.306115	16.310980	22.58%	5,463
2009	11.478842	13.306115	15.92%	5,636
2008	15.552839	11.478842	-26.19%	654
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	12.217547	13.708881	12.21%	15,842
2012	12.235828	12.217547	-0.15%	22,081
2011	10.654862	12.235828	14.84%	20,533
2010	10.094976	10.654862	5.55%	7,190
2009	8.983361	10.094976	12.37%	10,579
2008	12.917495	8.983361	-30.46%	4,014
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.516346	10.092529	-4.03%	10,613
2012	10.567208	10.516346	-0.48%	14,985
2011	11.109946	10.567208	-4.89%	10,551
2010	11.918988	11.109946	-6.79%	5,857
2009	11.321932	11.918988	5.27%	275
2008	13.063995	11.321932	-13.33%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.054902	0.55%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	12.011630	10.822841	-9.90%	25,975
2012	10.319350	12.011630	16.40%	7,363
2011*	10.000000	10.319350	3.19%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.647049	10.790892	1.35%	25,621
2012	8.297462	10.647049	28.32%	13,382
2011*	10.000000	8.297462	-17.03%	1,053
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.981973	11.410034	14.31%	14,567
2012	8.890872	9.981973	12.27%	4,274
2011*	10.000000	8.890872	-11.09%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.857497	8.576641	9.15%	48,585
2012	7.696585	7.857497	2.09%	13,436
2011*	10.000000	7.696585	-23.03%	5,722
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.617585	9.976947	3.74%	68,173
2012	9.611631	9.617585	0.06%	216,320
2011*	10.000000	9.611631	-3.88%	176,972

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.147385	11.633513	14.65%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.367578	3.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.257189	10.158391	-9.76%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.323911	17.843487	33.92%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	15.062831	19.564096	29.88%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.479196	14.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.933238	12.334254	12.81%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.840337	8.705986	-11.53%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.483822	10.745036	2.49%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.059706	11.440371	13.72%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	13.265459	16.715044	26.00%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	12.019035	16.113534	34.07%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.573266	11.036922	4.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.494965	14.028272	22.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.541920	5.42%	689
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.419563	14.20%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.264639	2.65%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	10.080744	12.268928	21.71%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.277936	11.164248	8.62%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.662028	11.312851	17.09%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.903761	6.983358	1.15%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	12.219804	14.152204	15.81%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.909603	8.930108	0.23%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.155942	1.56%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.060425	0.60%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.005314	0.05%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.217187	13.839838	23.38%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.836154	-1.64%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.011100	0.11%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.194575	10.910527	7.02%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.806034	18.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.634097	12.926727	21.56%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.800598	18.01%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.535009	15.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.349977	14.489748	27.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.147118	12.602071	13.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.289919	13.496938	19.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.895478	11.272879	3.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.279964	2.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.351978	3.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.221944	13.034921	16.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.308875	13.857592	22.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.098418	12.172893	9.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.830700	10.460277	-3.42%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.259181	2.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.324016	3.24%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.578483	9.444386	-1.40%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.572867	-4.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.312531	13.505181	19.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.764544	15.591866	32.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	11.019440	14.671027	33.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.954221	16.337365	36.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.908926	15.931619	33.78%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.314315	-6.86%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.155257	10.023642	-1.30%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.132202	1.32%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.658517	-3.41%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.624419	9.861436	2.46%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.210433	10.530841	3.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.421904	14.22%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.786602	10.647213	-1.29%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.571810	9.730801	-15.91%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.881498	11.806790	-8.34%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.072371	11.121666	-7.88%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.145923	10.949994	-9.85%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.131058	12.634602	4.15%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.236016	10.069265	-1.63%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.793451	10.407462	-3.58%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.931117	-0.69%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.283220	8.952714	-3.56%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.918044	13.138480	10.24%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.404138	13.455794	8.48%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.107472	10.324466	13.36%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.807095	12.904956	31.59%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.251443	9.635579	16.77%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.626344	4.798813	-27.58%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.967264	21.533664	66.06%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.475435	14.681683	27.94%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.799076	13.677465	26.65%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.593617	15.988942	37.91%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.155864	8.447852	-7.73%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.937858	13.118135	19.93%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.169718	13.243936	30.23%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.107599	15.306467	37.80%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.963192	13.575282	36.25%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.480060	12.347657	17.82%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.980970	14.930271	49.59%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.684467	12.693369	46.16%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.345458	16.344779	32.40%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.316106	13.843512	22.33%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.456446	14.868710	29.78%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.974336	4.267239	-38.82%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.708764	10.568595	-1.31%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.975788	5.714505	14.85%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.320020	10.949795	31.61%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.791432	7.664650	-1.63%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.742644	5.251572	-22.11%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.126487	4.264482	-30.39%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	10.081945	12.445155	23.44%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.927840	12.075301	10.50%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.831417	11.828965	-20.24%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.615174	25.801453	76.54%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.615231	1.830939	-49.35%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.672510	11.924077	11.73%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.470402	8.241716	27.38%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	22.389647	22.351981	-0.17%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.919523	22.684418	52.05%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.870229	4.647825	-4.57%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	20.346666	25.729728	26.46%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.894549	17.477358	60.42%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.833616	9.099846	33.16%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	22.013657	26.799368	21.74%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	24.676168	30.143185	22.16%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.896863	12.089927	22.16%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.358041	10.511909	25.77%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	19.136119	15.424255	-19.40%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.815065	19.317564	39.83%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.931046	26.737621	49.11%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.989565	1.100755	-44.67%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.589246	4.079077	13.65%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.317651	2.369294	-28.59%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.979943	1.385065	-30.05%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.123259	2.129527	-31.82%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.792541	2.747856	-27.55%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.611730	13.246219	53.82%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	18.392808	25.826819	40.42%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	21.101721	31.258431	48.13%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.914251	22.948097	77.70%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.669438	23.453705	32.74%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	11.076458	16.271987	46.91%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	22.991199	12.217968	-46.86%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	18.714221	19.180034	2.49%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	17.780456	23.807584	33.90%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	16.211207	25.345229	56.34%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	9.169640	15.253861	66.35%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.893821	17.966379	39.34%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.772618	18.294316	43.23%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	18.326033	24.222383	32.17%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	14.050099	18.813617	33.90%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.799707	20.620229	39.33%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.850613	18.097431	40.83%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.646681	5.402336	-4.33%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	13.229125	17.660721	33.50%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.620311	8.825809	15.82%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	16.341168	24.271864	48.53%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	12.010449	13.456033	12.04%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.401137	9.966803	-4.18%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.052811	0.53%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.981274	10.779081	-10.03%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.620117	10.747243	1.20%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.956713	11.363878	14.13%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.837610	8.541935	8.99%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.593263	9.936601	3.58%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.138809	11.617779	14.59%	0
2012	9.074560	10.138809	11.73%	0
2011*	10.000000	9.074560	-9.25%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.366859	3.67%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.247684	10.144674	-9.81%	12,844
2012	10.628563	11.247684	5.83%	11,541
2011*	10.000000	10.628563	6.29%	1,220
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.251975	17.738159	33.85%	0
2012	11.719517	13.251975	13.08%	0
2011	11.532912	11.719517	1.62%	0
2010	10.252137	11.532912	12.49%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.981513	19.448609	29.82%	12,682
2012	13.268478	14.981513	12.91%	0
2011	13.328088	13.268478	-0.45%	0
2010	11.923569	13.328088	11.78%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.475316	14.75%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.918468	12.311341	12.76%	23,359
2012	10.075299	10.918468	8.37%	16,350
2011	10.609433	10.075299	-5.03%	20,666
2010*	10.000000	10.609433	6.09%	1,053
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.827052	8.689826	-11.57%	0
2012	10.185397	9.827052	-3.52%	83
2011	11.831847	10.185397	-13.92%	0
2010*	10.000000	11.831847	18.32%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.480275	10.735961	2.44%	1,180
2012*	10.000000	10.480275	4.80%	128,900
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.051208	11.424908	13.67%	2,894
2012	9.087542	10.051208	10.60%	2,994
2011*	10.000000	9.087542	-9.12%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	13.193834	16.616374	25.94%	844
2012	11.437755	13.193834	15.35%	4,767
2011	11.524484	11.437755	-0.75%	0
2010	10.177187	11.524484	13.24%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.954184	16.018471	34.00%	18,317
2012	10.602988	11.954184	12.74%	328
2011	10.761030	10.602988	-1.47%	0
2010	8.815872	10.761030	22.06%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.569697	11.027586	4.33%	830
2012*	10.000000	10.569697	5.70%	974
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.479429	14.002212	21.98%	4,278
2012	10.100087	11.479429	13.66%	2,132
2011	10.408891	10.100087	-2.97%	0
2010*	10.000000	10.408891	4.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.538339	5.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.415698	14.16%	559
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.263929	2.64%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	10.049706	12.224953	21.64%	0
2012	8.968609	10.049706	12.05%	0
2011	9.817010	8.968609	-8.64%	0
2010	8.651872	9.817010	13.47%	0
2009	6.297534	8.651872	37.39%	0
2008	11.228749	6.297534	-43.92%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.246338	11.124275	8.57%	12,313
2012	9.385024	10.246338	9.18%	0
2011	9.549268	9.385024	-1.72%	0
2010	8.730554	9.549268	9.38%	0
2009	7.226992	8.730554	20.80%	0
2008	10.487300	7.226992	-31.09%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.634275	11.274649	17.03%	0
2012	8.696558	9.634275	10.78%	0
2011	9.212130	8.696558	-5.60%	0
2010	8.217661	9.212130	12.10%	0
2009	6.140564	8.217661	33.83%	0
2008	10.768485	6.140564	-42.98%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.889578	6.965481	1.10%	18,602
2012	7.873390	6.889578	-12.50%	0
2011	8.743312	7.873390	-9.95%	0
2010	9.197148	8.743312	-4.93%	0
2009	9.722772	9.197148	-5.41%	0
2008*	10.000000	9.722772	-2.77%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	12.153818	14.068656	15.76%	17,635
2012	11.809772	12.153818	2.91%	1,919
2011	12.824810	11.809772	-7.91%	929
2010	11.701797	12.824810	9.60%	929
2009	9.327991	11.701797	25.45%	929
2008	15.971666	9.327991	-41.60%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.877648	8.893559	0.18%	53,178
2012	8.812504	8.877648	0.74%	7,963
2011	8.649414	8.812504	1.89%	568
2010	8.265665	8.649414	4.64%	0
2009	8.672075	8.265665	-4.69%	0
2008	10.826555	8.672075	-19.90%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.152499	1.52%	2,341
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.059727	0.60%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.004616	0.05%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.202059	13.814153	23.32%	11,880
2012	9.538198	11.202059	17.44%	4,521
2011	10.429841	9.538198	-8.55%	2,435
2010*	10.000000	10.429841	4.30%	2,111
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.832800	-1.67%	4,134

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.007700	0.08%	1,603
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.185960	10.895784	6.97%	5,791
2012	9.459812	10.185960	7.68%	914
2011*	10.000000	9.459812	-5.40%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.802031	18.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.625107	12.909270	21.50%	30,050
2012	9.317421	10.625107	14.03%	83
2011*	10.000000	9.317421	-6.83%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.794846	17.95%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.529387	15.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.334655	14.462850	27.60%	2,902
2012	9.902267	11.334655	14.47%	0
2011	10.732237	9.902267	-7.73%	0
2010*	10.000000	10.732237	7.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.132067	12.578679	12.99%	2,603
2012	10.171212	11.132067	9.45%	0
2011	10.461264	10.171212	-2.77%	0
2010*	10.000000	10.461264	4.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.274684	13.471889	19.49%	13,455
2012	10.067471	11.274684	11.99%	0
2011	10.580070	10.067471	-4.84%	0
2010*	10.000000	10.580070	5.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.880771	11.251946	3.41%	0
2012	10.271049	10.880771	5.94%	1,146
2011	10.276826	10.271049	-0.06%	1,389
2010*	10.000000	10.276826	2.77%	1,042
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.279249	2.79%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.351257	3.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.206784	13.010708	16.10%	3,067
2012	10.120187	11.206784	10.74%	580
2011	10.514042	10.120187	-3.75%	0
2010*	10.000000	10.514042	5.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.293614	13.831881	22.48%	15,837
2012	10.001373	11.293614	12.92%	0
2011	10.645545	10.001373	-6.05%	0
2010*	10.000000	10.645545	6.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.083431	12.150299	9.63%	2,809
2012	10.220374	11.083431	8.44%	0
2011	10.398550	10.220374	-1.71%	0
2010*	10.000000	10.398550	3.99%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.821564	10.446156	-3.47%	927
2012	10.251478	10.821564	5.56%	2,086
2011*	10.000000	10.251478	2.51%	393
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.258470	2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.323299	3.23%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.563643	9.424973	-1.45%	187,347
2012	9.704742	9.563643	-1.45%	126,582
2011	9.847131	9.704742	-1.45%	139,470
2010	9.992000	9.847131	-1.45%	107,332
2009*	10.000000	9.992000	-0.08%	50,245
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.569630	-4.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.297235	13.480081	19.32%	572
2012	9.923663	11.297235	13.84%	0
2011	11.141617	9.923663	-10.93%	0
2010*	10.000000	11.141617	11.42%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.748664	15.562924	32.47%	1,282
2012	10.265119	11.748664	14.45%	0
2011	10.763783	10.265119	-4.63%	0
2010*	10.000000	10.763783	7.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	11.004573	14.643809	33.07%	1,397
2012	9.496303	11.004573	15.88%	0
2011	10.260898	9.496303	-7.45%	0
2010*	10.000000	10.260898	2.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.938088	16.307063	36.60%	10,457
2012	10.566705	11.938088	12.98%	426
2011	11.221335	10.566705	-5.83%	0
2010*	10.000000	11.221335	12.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.892846	15.902046	33.71%	4,186
2012	10.372731	11.892846	14.65%	431
2011	10.775174	10.372731	-3.73%	0
2010*	10.000000	10.775174	7.75%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.311151	-6.89%	475
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.146693	10.010117	-1.35%	10,789
2012	9.945902	10.146693	2.02%	2,897
2011*	10.000000	9.945902	-0.54%	2,006
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.131502	1.32%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.655248	-3.45%	3,493
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.621718	9.853676	2.41%	41,161
2012*	10.000000	9.621718	-3.78%	10,173
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.207559	10.522537	3.09%	38,900
2012*	10.000000	10.207559	2.08%	7,403
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.418041	14.18%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.777474	10.632807	-1.34%	26,211
2012	9.525904	10.777474	13.14%	33,375
2011*	10.000000	9.525904	-4.74%	3,739
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.556201	9.712740	-15.95%	14,390
2012	11.155054	11.556201	3.60%	2,468
2011	12.242383	11.155054	-8.88%	2,588
2010*	10.000000	12.242383	22.42%	3,006
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.864110	11.784872	-8.39%	1,710
2012	11.084504	12.864110	16.05%	4,328
2011	10.589481	11.084504	4.67%	941
2010*	10.000000	10.589481	5.89%	816
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.056025	11.100970	-7.92%	410
2012	11.625585	12.056025	3.70%	0
2011	10.880441	11.625585	6.85%	0
2010*	10.000000	10.880441	8.80%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.129537	10.929670	-9.89%	10,449
2012	11.518021	12.129537	5.31%	6,702
2011	10.876128	11.518021	5.90%	4,806
2010*	10.000000	10.876128	8.76%	1,796
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.114694	12.611165	4.10%	11,998
2012	10.765294	12.114694	12.53%	4,859
2011	10.581086	10.765294	1.74%	5,630
2010*	10.000000	10.581086	5.81%	960
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.227331	10.055631	-1.68%	0
2012	9.813891	10.227331	4.21%	2,219
2011*	10.000000	9.813891	-1.86%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.784326	10.393400	-3.62%	10,951
2012	9.993935	10.784326	7.91%	9,636
2011*	10.000000	9.993935	-0.06%	3,536
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.930429	-0.70%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.270695	8.936100	-3.61%	1,013
2012	8.425118	9.270695	10.04%	1,013
2011	11.191910	8.425118	-24.72%	1,013
2010*	10.000000	11.191910	11.92%	1,013
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.901896	13.114028	10.18%	0
2012	10.439021	11.901896	14.01%	0
2011	10.811773	10.439021	-3.45%	121,291
2010*	10.000000	10.811773	8.12%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.387411	13.430829	8.42%	215,199
2012	11.014310	12.387411	12.47%	131,683
2011	10.877428	11.014310	1.26%	660
2010*	10.000000	10.877428	8.77%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.095166	10.305269	13.30%	1,022
2012	7.992311	9.095166	13.80%	2,072
2011	11.108745	7.992311	-28.05%	414
2010*	10.000000	11.108745	11.09%	305
ProFunds - ProFund VP Banks - Q/NQ
2013	9.798809	12.887514	31.52%	1,377
2012	7.453460	9.798809	31.47%	1,377
2011*	10.000000	7.453460	-25.47%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.244482	9.622572	16.72%	0
2012	7.711647	8.244482	6.91%	0
2011*	10.000000	7.711647	-22.88%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.617404	4.789906	-27.62%	48,350
2012	8.051204	6.617404	-17.81%	2,452
2011	8.966022	8.051204	-10.20%	877
2010*	10.000000	8.966022	-10.34%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.956311	21.504579	65.98%	4,520
2012	9.343755	12.956311	38.66%	7,090
2011*	10.000000	9.343755	-6.56%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.459967	14.654455	27.88%	8,077
2012	10.210784	11.459967	12.23%	1,177
2011	10.360620	10.210784	-1.45%	0
2010*	10.000000	10.360620	3.61%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.789969	13.659013	26.59%	4,828
2012	9.876524	10.789969	9.25%	4,828
2011*	10.000000	9.876524	-1.23%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.583833	15.967368	37.84%	8,091
2012	9.627029	11.583833	20.33%	4,805
2011*	10.000000	9.627029	-3.73%	408
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.143511	8.432165	-7.78%	7,909
2012	8.706344	9.143511	5.02%	2,186
2011	11.002120	8.706344	-20.87%	596
2010*	10.000000	11.002120	10.02%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.923089	13.093773	19.87%	647
2012	9.506465	10.923089	14.90%	304
2011	10.586794	9.506465	-10.20%	0
2010*	10.000000	10.586794	5.87%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.161119	13.226027	30.16%	3,775
2012	8.266531	10.161119	22.92%	1,330
2011*	10.000000	8.266531	-17.33%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.098230	15.285802	37.73%	2,876
2012	9.592271	11.098230	15.70%	194
2011*	10.000000	9.592271	-4.08%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.954764	13.556929	36.19%	4,402
2012	8.723268	9.954764	14.12%	878
2011*	10.000000	8.723268	-12.77%	450
ProFunds - ProFund VP International - Q/NQ
2013	10.465901	12.324730	17.76%	4,890
2012	9.160608	10.465901	14.25%	1,560
2011	10.851180	9.160608	-15.58%	0
2010*	10.000000	10.851180	8.51%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.972554	14.910119	49.51%	1,808
2012	8.449583	9.972554	18.02%	0
2011*	10.000000	8.449583	-15.50%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2013	8.672739	12.669808	46.09%	22,011
2012	7.157889	8.672739	21.16%	815
2011	8.916045	7.157889	-19.72%	0
2010*	10.000000	8.916045	-10.84%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.328816	16.314474	32.33%	14,716
2012	10.763492	12.328816	14.54%	2,107
2011	10.764877	10.763492	-0.01%	2,760
2010*	10.000000	10.764877	7.65%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.300827	13.817811	22.27%	3,974
2012	11.144598	11.300827	1.40%	0
2011	11.059811	11.144598	0.77%	587
2010*	10.000000	11.059811	10.60%	370
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.446782	14.848635	29.72%	8,047
2012	10.384502	11.446782	10.23%	0
2011*	10.000000	10.384502	3.85%	403
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.968437	4.261472	-38.85%	2,625
2012	8.274978	6.968437	-15.79%	2,482
2011*	10.000000	8.274978	-17.25%	4,076
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.699728	10.554309	-1.36%	2,038
2012	9.266222	10.699728	15.47%	78
2011*	10.000000	9.266222	-7.34%	366
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.969049	5.703887	14.79%	3,722
2012	5.418106	4.969049	-8.29%	5,624
2011	8.796519	5.418106	-38.41%	0
2010*	10.000000	8.796519	-12.03%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.312988	10.934999	31.54%	0
2012	8.802584	8.312988	-5.56%	0
2011*	10.000000	8.802584	-11.97%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.780904	7.650417	-1.68%	948
2012	9.080127	7.780904	-14.31%	0
2011	8.325806	9.080127	9.06%	0
2010*	10.000000	8.325806	-16.74%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2013	6.733556	5.241833	-22.15%	995
2012	8.557781	6.733556	-21.32%	0
2011	8.529631	8.557781	0.33%	0
2010*	10.000000	8.529631	-14.70%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.118202	4.256540	-30.43%	906
2012	7.645513	6.118202	-19.98%	0
2011	8.665576	7.645513	-11.77%	0
2010*	10.000000	8.665576	-13.34%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	10.073439	12.428367	23.38%	0
2012	9.266794	10.073439	8.70%	5,915
2011*	10.000000	9.266794	-7.33%	416
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.918615	12.058985	10.44%	1,451
2012	9.508926	10.918615	14.82%	2,314
2011*	10.000000	9.508926	-4.91%	1,105
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.811391	11.807003	-20.28%	302
2012	14.885050	14.811391	-0.49%	340
2011	10.524235	14.885050	41.44%	1,172
2010*	10.000000	10.524235	5.24%	349
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.595469	25.753620	76.45%	3,425
2012	11.073099	14.595469	31.81%	0
2011	11.371515	11.073099	-2.62%	0
2010*	10.000000	11.371515	13.72%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.610351	1.827543	-49.38%	7,981
2012	5.655789	3.610351	-36.17%	0
2011	7.374214	5.655789	-23.30%	0
2010*	10.000000	7.374214	-26.26%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.663498	11.907963	11.67%	2,778
2012	10.805462	10.663498	-1.31%	2,740
2011*	10.000000	10.805462	8.05%	2,617

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.433608	8.190708	27.31%	5,823
2012	5.255682	6.433608	22.41%	5,045
2011	6.857341	5.255682	-23.36%	2,349
2010	6.155594	6.857341	11.40%	2,349
2009	6.468381	6.155594	-4.84%	904
2008	11.156260	6.468381	-42.02%	904
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	22.262322	22.213581	-0.22%	1,808
2012	20.402720	22.262322	9.11%	0
2011	24.781442	20.402720	-17.67%	0
2010	19.850819	24.781442	24.84%	0
2009	12.957122	19.850819	53.20%	275
2008	24.080307	12.957122	-46.19%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.834646	22.543940	51.97%	15,240
2012	11.070089	14.834646	34.01%	2,055
2011	10.156930	11.070089	8.99%	365
2010	9.309972	10.156930	9.10%	0
2009	7.982910	9.309972	16.62%	533
2008	9.181747	7.982910	-13.06%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.852366	4.628426	-4.62%	9,597
2012	4.994243	4.852366	-2.84%	456
2011	5.428238	4.994243	-8.00%	3,456
2010	5.098669	5.428238	6.46%	3,456
2009	4.637518	5.098669	9.94%	3,456
2008	9.231627	4.637518	-49.76%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	20.230905	25.570386	26.39%	2,682
2012	18.826057	20.230905	7.46%	1,820
2011	16.791414	18.826057	12.12%	1,060
2010	14.527638	16.791414	15.58%	0
2009	12.375441	14.527638	17.39%	360
2008	16.391693	12.375441	-24.50%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.846728	17.391830	60.34%	740
2012	9.395760	10.846728	15.44%	0
2011	8.739433	9.395760	7.51%	0
2010	7.117926	8.739433	22.78%	0
2009	5.277048	7.117926	34.88%	522
2008	13.987090	5.277048	-62.27%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.794718	9.043471	33.10%	0
2012	6.823209	6.794718	-0.42%	0
2011	8.290310	6.823209	-17.70%	0
2010	7.678553	8.290310	7.97%	0
2009	4.533962	7.678553	69.36%	790
2008	9.222111	4.533962	-50.84%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	21.888342	26.633295	21.68%	1,937
2012	21.690049	21.888342	0.91%	1,820
2011	23.375620	21.690049	-7.21%	180
2010	19.923313	23.375620	17.33%	247
2009	14.596776	19.923313	36.49%	0
2008	27.447359	14.596776	-46.82%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	24.535727	29.956431	22.09%	4,179
2012	24.797497	24.535727	-1.06%	1,906
2011	27.739589	24.797497	-10.61%	1,105
2010	22.330809	27.739589	24.22%	1,208
2009	13.951164	22.330809	60.06%	837
2008	33.391273	13.951164	-58.22%	382
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.840561	12.015043	22.10%	0
2012	8.207887	9.840561	19.89%	491
2011	9.814012	8.207887	-16.37%	0
2010	11.160994	9.814012	-12.07%	0
2009	8.348818	11.160994	33.68%	0
2008	18.768368	8.348818	-55.52%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.310484	10.446800	25.71%	4,155
2012	6.873798	8.310484	20.90%	3,753
2011	8.198295	6.873798	-16.16%	3,431
2010	7.274011	8.198295	12.71%	2,217
2009	6.167241	7.274011	17.95%	1,006
2008	12.045364	6.167241	-48.80%	1,006
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	19.027271	15.328736	-19.44%	1,490
2012	18.744644	19.027271	1.51%	758
2011	13.443005	18.744644	39.44%	1,090
2010	12.389152	13.443005	8.51%	671
2009	18.363710	12.389152	-32.53%	0
2008	12.866501	18.363710	42.72%	464

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.736491	19.197975	39.76%	13,199
2012	11.897002	13.736491	15.46%	11,211
2011	11.531116	11.897002	3.17%	6,440
2010	10.958932	11.531116	5.22%	5,961
2009	8.921282	10.958932	22.84%	3,401
2008	12.047523	8.921282	-25.95%	3,401
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.829009	26.572012	49.04%	1,458
2012	15.161738	17.829009	17.59%	2,419
2011	17.467051	15.161738	-13.20%	673
2010	14.675377	17.467051	19.02%	673
2009	8.978495	14.675377	63.45%	0
2008	16.527823	8.978495	-45.68%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.980839	1.095366	-44.70%	23,555
2012	2.592166	1.980839	-23.58%	5,810
2011	3.606733	2.592166	-28.13%	749
2010	5.250199	3.606733	-31.30%	749
2009	9.625367	5.250199	-45.45%	749
2008	6.072445	9.625367	58.51%	749
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.571661	4.057045	13.59%	37,455
2012	3.863680	3.571661	-7.56%	0
2011	5.635948	3.863680	-31.45%	0
2010	6.559015	5.635948	-14.07%	0
2009	5.573597	6.559015	17.68%	0
2008	8.103886	5.573597	-31.22%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.303098	2.357706	-28.62%	13,744
2012	4.105651	3.303098	-19.55%	0
2011	4.495651	4.105651	-8.68%	0
2010	6.106086	4.495651	-26.37%	0
2009	9.573273	6.106086	-36.22%	0
2008	7.226608	9.573273	32.47%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.968674	1.376476	-30.08%	0
2012	2.455575	1.968674	-19.83%	0
2011	2.770809	2.455575	-11.38%	0
2010	3.571107	2.770809	-22.41%	0
2009	6.047420	3.571107	-40.95%	0
2008	4.145474	6.047420	45.88%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.109567	2.119113	-31.85%	47,011
2012	3.855369	3.109567	-19.34%	0
2011	4.234356	3.855369	-8.95%	0
2010	5.936808	4.234356	-28.68%	0
2009	8.972284	5.936808	-33.83%	789
2008	7.301309	8.972284	22.89%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.770942	2.730821	-27.58%	7,222
2012	4.609243	3.770942	-18.19%	13,173
2011	5.141930	4.609243	-10.36%	814
2010	6.283207	5.141930	-18.16%	814
2009	8.800135	6.283207	-28.60%	814
2008	6.412714	8.800135	37.23%	814
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.562766	13.164227	53.74%	6,850
2012	7.234589	8.562766	18.36%	0
2011	10.331505	7.234589	-29.98%	0
2010	9.058748	10.331505	14.05%	0
2009	7.432458	9.058748	21.88%	0
2008	11.252415	7.432458	-33.95%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	18.288154	25.666858	40.35%	767
2012	15.296512	18.288154	19.56%	878
2011	15.149729	15.296512	0.97%	767
2010	11.793708	15.149729	28.46%	767
2009	8.752814	11.793708	34.74%	448
2008	17.447424	8.752814	-49.83%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	20.981701	31.064904	48.06%	447
2012	17.124799	20.981701	22.52%	694
2011	18.803962	17.124799	-8.93%	447
2010	13.871361	18.803962	35.56%	447
2009	9.236209	13.871361	50.18%	0
2008	20.752027	9.236209	-55.49%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.840710	22.805850	77.61%	4,417
2012	9.714869	12.840710	32.18%	1,107
2011	9.924591	9.714869	-2.11%	0
2010	7.356031	9.924591	34.92%	0
2009	3.427000	7.356031	114.65%	0
2008	12.691644	3.427000	-73.00%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.568951	23.308513	32.67%	2,886
2012	15.267535	17.568951	15.07%	773
2011	15.162833	15.267535	0.69%	1,026
2010	12.985444	15.162833	16.77%	773
2009	8.668667	12.985444	49.80%	0
2008	15.143748	8.668667	-42.76%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	11.013427	16.171195	46.83%	0
2012	9.142093	11.013427	20.47%	81
2011	9.385893	9.142093	-2.60%	0
2010	7.938820	9.385893	18.23%	0
2009	5.944824	7.938820	33.54%	2,740
2008	13.251034	5.944824	-55.14%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	22.860354	12.142249	-46.89%	3,841
2012	24.188743	22.860354	-5.49%	3,403
2011	32.361895	24.188743	-25.26%	1,975
2010	23.782184	32.361895	36.08%	3,533
2009	16.170147	23.782184	47.07%	887
2008	26.708789	16.170147	-39.46%	887
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	18.607767	19.061258	2.44%	6,264
2012	15.955265	18.607767	16.62%	1,465
2011	15.831020	15.955265	0.78%	1,353
2010	12.864863	15.831020	23.06%	1,353
2009	10.421235	12.864863	23.45%	0
2008	18.120703	10.421235	-42.49%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	17.679371	23.660236	33.83%	109
2012	15.363406	17.679371	15.07%	0
2011	14.804559	15.363406	3.77%	882
2010	12.004440	14.804559	23.33%	0
2009	8.445861	12.004440	42.13%	0
2008	12.781539	8.445861	-33.92%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	16.118952	25.188238	56.26%	3,450
2012	13.395835	16.118952	20.33%	718
2011	15.478732	13.395835	-13.46%	718
2010	11.393986	15.478732	35.85%	718
2009	8.672654	11.393986	31.38%	0
2008	18.095860	8.672654	-52.07%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	9.117480	15.159409	66.27%	11,156
2012	7.150513	9.117480	27.51%	2,683
2011	7.553779	7.150513	-5.34%	681
2010	6.108997	7.553779	23.65%	681
2009	4.234927	6.108997	44.25%	681
2008	13.423225	4.234927	-68.45%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.837318	17.878596	39.27%	17,901
2012	11.496446	12.837318	11.66%	5,684
2011	11.793613	11.496446	-2.52%	6,021
2010	9.571162	11.793613	23.22%	5,684
2009	6.596115	9.571162	45.10%	2,977
2008	11.123228	6.596115	-40.70%	2,977
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.716591	18.204831	43.16%	9,032
2012	10.557366	12.716591	20.45%	4,997
2011	11.062945	10.557366	-4.57%	5,438
2010	9.330047	11.062945	18.57%	8,613
2009	6.259168	9.330047	49.06%	1,976
2008	12.370257	6.259168	-49.40%	1,976
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	18.245683	24.103937	32.11%	11,126
2012	15.953630	18.245683	14.37%	1,454
2011	16.295083	15.953630	-2.10%	1,251
2010	12.471505	16.295083	30.66%	757
2009	8.069898	12.471505	54.54%	840
2008	12.824321	8.069898	-37.07%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.988476	18.721618	33.84%	3,051
2012	12.133552	13.988476	15.29%	350
2011	13.259933	12.133552	-8.49%	0
2010	11.200252	13.259933	18.39%	0
2009	7.320353	11.200252	53.00%	507
2008	13.177830	7.320353	-44.45%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.734812	20.519409	39.26%	9,594
2012	13.518097	14.734812	9.00%	0
2011	13.250775	13.518097	2.02%	0
2010	10.722164	13.250775	23.58%	0
2009	8.121145	10.722164	32.03%	0
2008	12.546804	8.121145	-35.27%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.794249	18.008929	40.76%	6,935
2012	10.784968	12.794249	18.63%	681
2011	12.084593	10.784968	-10.75%	0
2010	9.802024	12.084593	23.29%	0
2009	6.129526	9.802024	59.91%	0
2008	11.008339	6.129526	-44.32%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.625984	5.379794	-4.38%	7,029
2012	6.091585	5.625984	-7.64%	1,624
2011	6.456070	6.091585	-5.65%	0
2010	6.860175	6.456070	-5.89%	0
2009	8.271131	6.860175	-17.06%	0
2008	7.950539	8.271131	4.03%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	13.153864	17.551353	33.43%	8,489
2012	11.919411	13.153864	10.36%	5,463
2011	13.319859	11.919411	-10.51%	5,463
2010	12.063971	13.319859	10.41%	4,718
2009	7.867086	12.063971	53.35%	4,718
2008	14.624018	7.867086	-46.20%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.576908	8.771086	15.76%	10,153
2012	7.332327	7.576908	3.34%	796
2011	8.691832	7.332327	-15.64%	748
2010	7.702007	8.691832	12.85%	703
2009	6.073293	7.702007	26.82%	0
2008	11.274286	6.073293	-46.13%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	16.248178	24.121523	48.46%	3,689
2012	14.022122	16.248178	15.88%	280
2011	16.008005	14.022122	-12.41%	0
2010	13.085418	16.008005	22.33%	0
2009	11.311405	13.085418	15.68%	0
2008	15.357140	11.311405	-26.34%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.942168	13.372747	11.98%	2,434
2012	11.984376	11.942168	-0.35%	862
2011	10.457018	11.984376	14.61%	1,416
2010	9.927616	10.457018	5.33%	0
2009	8.852352	9.927616	12.15%	0
2008	12.754972	8.852352	-30.60%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.362997	9.925211	-4.22%	1,479
2012	10.434303	10.362997	-0.68%	1,833
2011	10.992442	10.434303	-5.08%	1,671
2010	11.816872	10.992442	-6.98%	1,376
2009	11.247726	11.816872	5.06%	1,376
2008	13.004711	11.247726	-13.51%	903
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.052109	0.52%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.971147	10.764503	-10.08%	5,056
2012	10.305484	11.971147	16.16%	637
2011*	10.000000	10.305484	3.05%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.611149	10.732714	1.15%	5,448
2012	8.286297	10.611149	28.06%	3,815
2011*	10.000000	8.286297	-17.14%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.948312	11.348546	14.08%	5,590
2012	8.878907	9.948312	12.04%	911
2011*	10.000000	8.878907	-11.21%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.830984	8.530376	8.93%	4,998
2012	7.686223	7.830984	1.88%	7,650
2011*	10.000000	7.686223	-23.14%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.585155	9.923185	3.53%	18,054
2012	9.598712	9.585155	-0.14%	15,371
2011*	10.000000	9.598712	-4.01%	15,371

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.130252	11.602090	14.53%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.366140	3.66%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.238186	10.130957	-9.85%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.180450	17.633483	33.79%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.900650	19.333827	29.75%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.471428	14.71%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.903728	12.288496	12.70%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.813787	8.673684	-11.62%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.476739	10.726893	2.39%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.042726	11.409480	13.61%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	13.122556	16.518221	25.88%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.889632	15.923894	33.93%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.566116	11.018270	4.28%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.463927	13.976214	21.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.534763	5.35%	16,165
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.411833	14.12%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.263214	2.63%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	10.018744	12.181111	21.58%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.214801	11.084407	8.51%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.606586	11.236547	16.97%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.875422	6.947631	1.05%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	12.088185	13.985586	15.70%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.845762	8.857119	0.13%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.149065	1.49%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.059029	0.59%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.003926	0.04%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.186928	13.788510	23.26%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.829484	-1.71%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.004303	0.04%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.177350	10.881052	6.91%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.798031	17.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.616141	12.891828	21.44%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.789088	17.89%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.523765	15.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.319340	14.435983	27.53%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.117039	12.555320	12.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.259453	13.446865	19.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.866067	11.231052	3.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.278535	2.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.350540	3.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.191644	12.986549	16.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.278360	13.806184	22.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.068481	12.127756	9.57%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.812420	10.432028	-3.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.257755	2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.322582	3.23%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.548829	9.405596	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.566382	-4.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.281978	13.455059	19.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.732807	15.534053	32.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.989706	14.616604	33.00%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.921975	16.276790	36.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.876780	15.872514	33.64%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.307999	-6.92%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.138106	9.996555	-1.40%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.130798	1.31%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.651969	-3.48%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.619001	9.845888	2.36%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.204689	10.514261	3.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.414168	14.14%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.768376	10.618435	-1.39%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.540604	9.694715	-15.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.846744	11.763002	-8.44%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.039679	11.080300	-7.97%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.113152	10.909366	-9.94%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.098319	12.587724	4.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.218645	10.041987	-1.73%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.775226	10.379361	-3.67%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.929738	-0.70%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.258156	8.919492	-3.66%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.885786	13.089638	10.13%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.370682	13.405875	8.37%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.082876	10.286135	13.25%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.790512	12.870083	31.45%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.237489	9.609525	16.66%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.608442	4.780986	-27.65%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.945374	21.475543	65.89%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.444475	14.627225	27.81%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.780844	13.640538	26.53%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.574033	15.945770	37.77%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.131160	8.416506	-7.83%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.908337	13.069459	19.81%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.152548	13.208170	30.10%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.088846	15.265135	37.66%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.946360	13.538604	36.12%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.451772	12.301841	17.70%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.964108	14.889945	49.44%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.661012	12.646256	46.01%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.312153	16.284167	32.26%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.285555	13.792141	22.21%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.437102	14.828558	29.65%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.962561	4.255709	-38.88%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.690675	10.540031	-1.41%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.962317	5.693259	14.73%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.305962	10.920217	31.47%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.770415	7.636231	-1.73%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.724454	5.232087	-22.19%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.109937	4.248640	-30.46%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	10.064914	12.411552	23.32%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.909391	12.042693	10.39%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.791393	11.785075	-20.32%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.575758	25.705813	76.36%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.605455	1.824135	-49.41%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.654483	11.891853	11.61%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.396912	8.139860	27.25%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	22.135515	22.075858	-0.27%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.750197	22.404247	51.89%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.834538	4.609078	-4.66%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	20.115869	25.412089	26.33%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.799215	17.306881	60.26%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.756030	8.987422	33.03%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	21.763791	26.468314	21.62%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	24.396038	29.770771	22.03%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.784516	11.940567	22.04%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.263118	10.381981	25.64%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	18.918968	15.233755	-19.48%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.658260	19.078963	39.69%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.727540	26.407389	48.96%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.972143	1.090005	-44.73%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.554163	4.035114	13.53%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.288599	2.346162	-28.66%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.957456	1.367935	-30.12%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.095938	2.108755	-31.89%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.749479	2.713895	-27.62%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.514028	13.082661	53.66%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	18.184060	25.507827	40.28%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	20.862256	30.872390	47.98%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.767608	22.664546	77.52%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.468918	23.164033	32.60%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.950754	16.071020	46.76%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	22.730135	12.066943	-46.91%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	18.501826	18.943122	2.39%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	17.578734	23.513623	33.76%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	16.027181	25.032138	56.19%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	9.065502	15.065345	66.18%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.780956	17.791062	39.20%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.660814	18.115793	43.09%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	18.165642	23.986035	32.04%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.927112	18.630044	33.77%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.670152	20.419017	39.19%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.738125	17.920838	40.69%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.605337	5.357333	-4.42%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	13.078955	17.442556	33.36%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.533778	8.716736	15.70%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	16.155682	23.972058	48.38%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.874224	13.289909	11.92%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.324966	9.883775	-4.27%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.051408	0.51%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.961046	10.749967	-10.13%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.602176	10.718208	1.09%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.939894	11.333188	14.02%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.824346	8.518825	8.88%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.577053	9.909762	3.47%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.121685	11.586388	14.47%	903
2012	9.068452	10.121685	11.61%	0
2011*	10.000000	9.068452	-9.32%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.365417	3.65%	1,289
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.228685	10.117252	-9.90%	62,958
2012	10.621413	11.228685	5.72%	51,701
2011*	10.000000	10.621413	6.21%	13,729
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.109237	17.529311	33.72%	10,081
2012	11.605090	13.109237	12.96%	1,203
2011	11.431878	11.605090	1.52%	1,544
2010	10.172635	11.431878	12.38%	797
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.820164	19.219646	29.69%	19,312
2012	13.138939	14.820164	12.80%	12,712
2011	13.211351	13.138939	-0.55%	3,615
2010	11.831132	13.211351	11.67%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.467534	14.68%	1,690
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.889008	12.265674	12.64%	119,344
2012	10.058345	10.889008	8.26%	40,632
2011	10.602307	10.058345	-5.13%	55,009
2010*	10.000000	10.602307	6.02%	24,369
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.800511	8.657561	-11.66%	3,550
2012	10.168238	9.800511	-3.62%	3,769
2011	11.823899	10.168238	-14.00%	3,164
2010*	10.000000	11.823899	18.24%	2,808
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.473195	10.717818	2.34%	57,897
2012*	10.000000	10.473195	4.73%	94,332
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.034224	11.394034	13.55%	2,707
2012	9.081420	10.034224	10.49%	2,453
2011*	10.000000	9.081420	-9.19%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	13.051705	16.420712	25.81%	25,722
2012	11.326061	13.051705	15.24%	3,972
2011	11.423517	11.326061	-0.85%	2,395
2010	10.098251	11.423517	13.12%	962
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.825354	15.829770	33.86%	115,081
2012	10.499398	11.825354	12.63%	11,145
2011	10.666695	10.499398	-1.57%	13,941
2010	8.747461	10.666695	21.94%	319
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.562544	11.008958	4.23%	4,953
2012*	10.000000	10.562544	5.63%	805
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.448429	13.950236	21.85%	7,178
2012	10.083072	11.448429	13.54%	5,978
2011	10.401894	10.083072	-3.07%	2,027
2010*	10.000000	10.401894	4.02%	1,578
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.531179	5.31%	17,445
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.407957	14.08%	30,399
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.262501	2.63%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.987914	12.137455	21.52%	131,391
2012	8.922546	9.987914	11.94%	33,473
2011	9.776485	8.922546	-8.73%	20,771
2010	8.624898	9.776485	13.35%	12,667
2009	6.284277	8.624898	37.25%	4,152
2008	11.216518	6.284277	-43.97%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.183330	11.044659	8.46%	286,829
2012	9.336813	10.183330	9.07%	253,805
2011	9.509843	9.336813	-1.82%	58,175
2010	8.703335	9.509843	9.27%	31,456
2009	7.211782	8.703335	20.68%	27,813
2008	10.475875	7.211782	-31.16%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.578943	11.198524	16.91%	88,059
2012	8.655422	9.578943	10.67%	31,803
2011	9.177863	8.655422	-5.69%	20,463
2010	8.195399	9.177863	11.99%	8,110
2009	6.130146	8.195399	33.69%	2,146
2008	10.761177	6.130146	-43.03%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.861281	6.929825	1.00%	36,116
2012	7.849042	6.861281	-12.58%	11,772
2011	8.725109	7.849042	-10.04%	20,949
2010	9.187324	8.725109	-5.03%	23,500
2009	9.722257	9.187324	-5.50%	13,866
2008*	10.000000	9.722257	-2.78%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	12.022915	13.903012	15.64%	32,373
2012	11.694463	12.022915	2.81%	6,239
2011	12.712457	11.694463	-8.01%	4,875
2010	11.611045	12.712457	9.49%	4,920
2009	9.265042	11.611045	25.32%	4,579
2008	15.880039	9.265042	-41.66%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.813967	8.820799	0.08%	41,416
2012	8.758205	8.813967	0.64%	28,599
2011	8.604833	8.758205	1.78%	5,025
2010	8.231416	8.604833	4.54%	2,739
2009	8.644923	8.231416	-4.78%	659
2008	10.803638	8.644923	-19.98%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.145613	1.46%	37,728
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.058330	0.58%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.003227	0.03%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.171791	13.762871	23.19%	204,367
2012	9.522114	11.171791	17.32%	45,284
2011	10.422818	9.522114	-8.64%	53,882
2010*	10.000000	10.422818	4.23%	42,500
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.826132	-1.74%	23,802

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.000917	0.01%	142,325
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.168752	10.866344	6.86%	7,845
2012	9.453453	10.168752	7.57%	122
2011*	10.000000	9.453453	-5.47%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.794037	17.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.607154	12.874376	21.37%	20,692
2012	9.311149	10.607154	13.92%	17,990
2011*	10.000000	9.311149	-6.89%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.783342	17.83%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.518143	15.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.304059	14.409179	27.47%	3,095
2012	9.885581	11.304059	14.35%	0
2011	10.725025	9.885581	-7.83%	0
2010*	10.000000	10.725025	7.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.102027	12.531997	12.88%	22,241
2012	10.154090	11.102027	9.34%	11,481
2011	10.454235	10.154090	-2.87%	11,481
2010*	10.000000	10.454235	4.54%	539
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.244230	13.421872	19.37%	51,400
2012	10.050506	11.244230	11.88%	1,240
2011	10.572946	10.050506	-4.94%	3,400
2010*	10.000000	10.572946	5.73%	8,612
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.851386	11.210176	3.31%	13,423
2012	10.253743	10.851386	5.83%	4,384
2011	10.269908	10.253743	-0.16%	4,437
2010*	10.000000	10.269908	2.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.277822	2.78%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.349816	3.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.176511	12.962401	15.98%	60,865
2012	10.103127	11.176511	10.62%	6,805
2011	10.506962	10.103127	-3.84%	6,805
2010*	10.000000	10.506962	5.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.263125	13.780541	22.35%	12,188
2012	9.984527	11.263125	12.81%	11,019
2011	10.638391	9.984527	-6.15%	9,998
2010*	10.000000	10.638391	6.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.053521	12.105211	9.51%	4,572
2012	10.203170	11.053521	8.33%	1,722
2011	10.391563	10.203170	-1.81%	2,797
2010*	10.000000	10.391563	3.92%	838
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.803282	10.417917	-3.57%	16,761
2012	10.244577	10.803282	5.45%	14,320
2011*	10.000000	10.244577	2.45%	1,971
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.257041	2.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.321864	3.22%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.534036	9.386257	-1.55%	740,279
2012	9.684549	9.534036	-1.55%	682,383
2011	9.836593	9.684549	-1.55%	423,900
2010	9.991444	9.836593	-1.55%	181,556
2009*	10.000000	9.991444	-0.09%	68,004
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.563126	-4.37%	3,512
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.266729	13.430055	19.20%	10,639
2012	9.906930	11.266729	13.73%	4,483
2011	11.134127	9.906930	-11.02%	3,705
2010*	10.000000	11.134127	11.34%	194

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.716959	15.505188	32.33%	4,032
2012	10.247830	11.716959	14.34%	1,801
2011	10.756545	10.247830	-4.73%	977
2010*	10.000000	10.756545	7.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.974850	14.589452	32.94%	7,582
2012	9.480297	10.974850	15.76%	664
2011	10.253993	9.480297	-7.55%	687
2010*	10.000000	10.253993	2.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.905849	16.246533	36.46%	8,800
2012	10.548903	11.905849	12.86%	18,551
2011	11.213788	10.548903	-5.93%	8,496
2010*	10.000000	11.213788	12.14%	732
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.860726	15.843028	33.58%	13,340
2012	10.355249	11.860726	14.54%	1,770
2011	10.767915	10.355249	-3.83%	265
2010*	10.000000	10.767915	7.68%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.304834	-6.95%	1,471
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.129538	9.983037	-1.45%	82,170
2012	9.939207	10.129538	1.91%	14,517
2011*	10.000000	9.939207	-0.61%	4,914
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.130092	1.30%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.648694	-3.51%	44,155
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.616294	9.838116	2.31%	25,986
2012*	10.000000	9.616294	-3.84%	12,019
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.201818	10.505948	2.98%	160,525
2012*	10.000000	10.201818	2.02%	96,856
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.410296	14.10%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.759277	10.604081	-1.44%	51,724
2012	9.519492	10.759277	13.02%	42,700
2011*	10.000000	9.519492	-4.81%	514
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.525017	9.676703	-16.04%	19,965
2012	11.136280	11.525017	3.49%	2,984
2011	12.234168	11.136280	-8.97%	5,509
2010*	10.000000	12.234168	22.34%	3,668
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.829384	11.741140	-8.48%	14,951
2012	11.065833	12.829384	15.94%	13,833
2011	10.582352	11.065833	4.57%	12,864
2010*	10.000000	10.582352	5.82%	5,746
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.023365	11.059668	-8.02%	7,647
2012	11.605905	12.023365	3.60%	1,341
2011	10.873027	11.605905	6.74%	10,104
2010*	10.000000	10.873027	8.73%	635
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.096785	10.889103	-9.98%	32,325
2012	11.498624	12.096785	5.20%	3,459
2011	10.868811	11.498624	5.79%	5,300
2010*	10.000000	10.868811	8.69%	5,187
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.081991	12.564352	3.99%	160,290
2012	10.747168	12.081991	12.42%	233,742
2011	10.573967	10.747168	1.64%	140,543
2010*	10.000000	10.573967	5.74%	11,666
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.209971	10.028369	-1.78%	169,194
2012	9.807204	10.209971	4.11%	9,207
2011*	10.000000	9.807204	-1.93%	59,039
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.766121	10.365334	-3.72%	76,130
2012	9.987223	10.766121	7.80%	138,203
2011*	10.000000	9.987223	-0.13%	55,599
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.929045	-0.71%	1,416

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.245660	8.902933	-3.71%	2,072
2012	8.410920	9.245660	9.92%	7,172
2011	11.184389	8.410920	-24.80%	2,072
2010*	10.000000	11.184389	11.84%	6,271
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.869673	13.065247	10.07%	1,300
2012	10.421356	11.869673	13.90%	3,762
2011	10.804407	10.421356	-3.55%	16,988
2010*	10.000000	10.804407	8.04%	23,511
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.353980	13.380998	8.31%	69,065
2012	10.995766	12.353980	12.35%	52,759
2011	10.870111	10.995766	1.16%	1,137
2010*	10.000000	10.870111	8.70%	18,069
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.070604	10.267033	13.19%	15,917
2012	7.978850	9.070604	13.68%	5,928
2011	11.101281	7.978850	-28.13%	1,284
2010*	10.000000	11.101281	11.01%	5,643
ProFunds - ProFund VP Banks - Q/NQ
2013	9.782219	12.852656	31.39%	487
2012	7.448418	9.782219	31.33%	3,358
2011*	10.000000	7.448418	-25.52%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.230525	9.596541	16.60%	7,724
2012	7.706440	8.230525	6.80%	2,348
2011*	10.000000	7.706440	-22.94%	1,964
ProFunds - ProFund VP Bear - Q/NQ
2013	6.599518	4.772106	-27.69%	13,100
2012	8.037635	6.599518	-17.89%	3,405
2011	8.959978	8.037635	-10.29%	3,723
2010*	10.000000	8.959978	-10.40%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.934434	21.446517	65.81%	12,482
2012	9.337459	12.934434	38.52%	17,755
2011*	10.000000	9.337459	-6.63%	2,117
ProFunds - ProFund VP Bull - Q/NQ
2013	11.429025	14.600077	27.75%	11,603
2012	10.193581	11.429025	12.12%	8,455
2011	10.353649	10.193581	-1.55%	6,330
2010*	10.000000	10.353649	3.54%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.771734	13.622096	26.46%	1,758
2012	9.869870	10.771734	9.14%	525
2011*	10.000000	9.869870	-1.30%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.564259	15.924210	37.70%	3,670
2012	9.620547	11.564259	20.20%	3,007
2011*	10.000000	9.620547	-3.79%	574
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.118802	8.400843	-7.87%	9,676
2012	8.691660	9.118802	4.91%	29,214
2011	10.994712	8.691660	-20.95%	9,327
2010*	10.000000	10.994712	9.95%	4,086
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.893590	13.045180	19.75%	1,614
2012	9.490440	10.893590	14.78%	214
2011	10.579665	9.490440	-10.30%	39
2010*	10.000000	10.579665	5.80%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.143941	13.190274	30.03%	6
2012	8.260954	10.143941	22.79%	2,583
2011*	10.000000	8.260954	-17.39%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.079480	15.244523	37.59%	29,091
2012	9.585817	11.079480	15.58%	2,652
2011*	10.000000	9.585817	-4.14%	1,465
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.937943	13.520305	36.05%	13,353
2012	8.717387	9.937943	14.00%	229
2011*	10.000000	8.717387	-12.83%	295
ProFunds - ProFund VP International - Q/NQ
2013	10.437614	12.278947	17.64%	2,662
2012	9.145157	10.437614	14.13%	14,456
2011	10.843885	9.145157	-15.67%	3,843
2010*	10.000000	10.843885	8.44%	541
ProFunds - ProFund VP Internet - Q/NQ
2013	9.955689	14.869816	49.36%	45,721
2012	8.443886	9.955689	17.90%	3,604
2011*	10.000000	8.443886	-15.56%	768

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2013	8.649298	12.622743	45.94%	13,646
2012	7.145809	8.649298	21.04%	0
2011	8.910045	7.145809	-19.80%	0
2010*	10.000000	8.910045	-10.90%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.295525	16.253930	32.19%	20,198
2012	10.745359	12.295525	14.43%	8,665
2011	10.757626	10.745359	-0.11%	2,331
2010*	10.000000	10.757626	7.58%	2,762
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.270307	13.766518	22.15%	32,507
2012	11.125823	11.270307	1.30%	10,279
2011	11.052374	11.125823	0.66%	16,235
2010*	10.000000	11.052374	10.52%	1,737
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.427433	14.808514	29.59%	5,131
2012	10.377513	11.427433	10.12%	349
2011*	10.000000	10.377513	3.78%	3,665
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.956656	4.249933	-38.91%	50,232
2012	8.269407	6.956656	-15.87%	16,994
2011*	10.000000	8.269407	-17.31%	16,416
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.681644	10.525781	-1.46%	15,324
2012	9.259981	10.681644	15.35%	9,763
2011*	10.000000	9.259981	-7.40%	3,964
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.955614	5.682680	14.67%	1,785
2012	5.408958	4.955614	-8.38%	1,739
2011	8.790588	5.408958	-38.47%	4,838
2010*	10.000000	8.790588	-12.09%	3,323
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.298932	10.905437	31.41%	521
2012	8.796647	8.298932	-5.66%	1,925
2011*	10.000000	8.796647	-12.03%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.759891	7.622011	-1.78%	5,498
2012	9.064841	7.759891	-14.40%	1,230
2011	8.320203	9.064841	8.95%	403
2010*	10.000000	8.320203	-16.80%	3,308

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2013	6.715359	5.222361	-22.23%	4,091
2012	8.543350	6.715359	-21.40%	1,432
2011	8.523872	8.543350	0.23%	582
2010*	10.000000	8.523872	-14.76%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.101677	4.240726	-30.50%	190
2012	7.632629	6.101677	-20.06%	7,881
2011	8.659740	7.632629	-11.86%	585
2010*	10.000000	8.659740	-13.40%	18,703
ProFunds - ProFund VP Technology - Q/NQ
2013	10.056408	12.394768	23.25%	5,828
2012	9.260549	10.056408	8.59%	1,888
2011*	10.000000	9.260549	-7.39%	1,261
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.900166	12.026409	10.33%	4,666
2012	9.502530	10.900166	14.71%	3,736
2011*	10.000000	9.502530	-4.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.771422	11.763190	-20.37%	7,327
2012	14.859996	14.771422	-0.60%	4,997
2011	10.517150	14.859996	41.29%	3,894
2010*	10.000000	10.517150	5.17%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.556071	25.658100	76.27%	9,701
2012	11.054441	14.556071	31.68%	2,052
2011	11.363866	11.054441	-2.72%	806
2010*	10.000000	11.363866	13.64%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.600572	1.820737	-49.43%	17,379
2012	5.646244	3.600572	-36.23%	17,663
2011	7.369239	5.646244	-23.38%	237
2010*	10.000000	7.369239	-26.31%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.645473	11.875769	11.56%	1,910
2012	10.798185	10.645473	-1.41%	576
2011*	10.000000	10.798185	7.98%	10,114

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.360487	8.089399	27.18%	5,467
2012	5.201242	6.360487	22.29%	4,802
2011	6.793194	5.201242	-23.43%	1,946
2010	6.104197	6.793194	11.29%	7,199
2009	6.420912	6.104197	-4.93%	1,946
2008	11.085711	6.420912	-42.08%	66
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	22.009457	21.938995	-0.32%	1,159
2012	20.191529	22.009457	9.00%	2,191
2011	24.549799	20.191529	-17.75%	1,891
2010	19.685219	24.549799	24.71%	2,912
2009	12.862097	19.685219	53.05%	944
2008	23.928062	12.862097	-46.25%	65
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.666155	22.265304	51.81%	18,309
2012	10.955491	14.666155	33.87%	10,517
2011	10.061969	10.955491	8.88%	6,174
2010	9.232292	10.061969	8.99%	4,345
2009	7.924338	9.232292	16.51%	2,593
2008	9.123656	7.924338	-13.15%	51
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.816782	4.589825	-4.71%	40,682
2012	4.962667	4.816782	-2.94%	15,608
2011	5.399392	4.962667	-8.09%	7,350
2010	5.076719	5.399392	6.36%	4,659
2009	4.622252	5.076719	9.83%	3,415
2008	9.210605	4.622252	-49.82%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	20.001322	25.254565	26.26%	32,479
2012	18.631366	20.001322	7.35%	3,010
2011	16.634600	18.631366	12.00%	1,333
2010	14.406575	16.634600	15.47%	706
2009	12.284767	14.406575	17.27%	319
2008	16.288137	12.284767	-24.58%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.751796	17.222138	60.18%	53,714
2012	9.323001	10.751796	15.33%	10,319
2011	8.680552	9.323001	7.40%	53,954
2010	7.077132	8.680552	22.66%	2,081
2009	5.252120	7.077132	34.75%	392
2008	13.935235	5.252120	-62.31%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.717520	8.931661	32.96%	1,472
2012	6.752568	6.717520	-0.52%	1,181
2011	8.212811	6.752568	-17.78%	1,235
2010	7.614494	8.212811	7.86%	0
2009	4.500703	7.614494	69.18%	831
2008	9.163793	4.500703	-50.89%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	21.639854	26.304229	21.55%	6,592
2012	21.465652	21.639854	0.81%	1,855
2011	23.157245	21.465652	-7.30%	2,051
2010	19.757216	23.157245	17.21%	2,328
2009	14.489790	19.757216	36.35%	323
2008	27.273941	14.489790	-46.87%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	24.257068	29.586159	21.97%	2,538
2012	24.540844	24.257068	-1.16%	3,057
2011	27.480334	24.540844	-10.70%	3,366
2010	22.144553	27.480334	24.10%	3,622
2009	13.848850	22.144553	59.90%	723
2008	33.180175	13.848850	-58.26%	611
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.728764	11.866500	21.97%	1,489
2012	8.122893	9.728764	19.77%	227
2011	9.722259	8.122893	-16.45%	0
2010	11.067885	9.722259	-12.16%	279
2009	8.287590	11.067885	33.55%	0
2008	18.649748	8.287590	-55.56%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.216037	10.317602	25.58%	16,185
2012	6.802596	8.216037	20.78%	3,410
2011	8.121610	6.802596	-16.24%	1,030
2010	7.213287	8.121610	12.59%	725
2009	6.121981	7.213287	17.83%	725
2008	11.969183	6.121981	-48.85%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	18.811249	15.139329	-19.52%	3,706
2012	18.550711	18.811249	1.40%	5,403
2011	13.317393	18.550711	39.30%	3,943
2010	12.285855	13.317393	8.40%	2,171
2009	18.229096	12.285855	-32.60%	1,687
2008	12.785159	18.229096	42.58%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.580532	18.960764	39.62%	14,849
2012	11.773902	13.580532	15.34%	7,832
2011	11.423376	11.773902	3.07%	10,429
2010	10.867554	11.423376	5.11%	8,289
2009	8.855876	10.867554	22.72%	7,973
2008	11.971360	8.855876	-26.02%	1,582
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.626534	26.243614	48.89%	6,999
2012	15.004814	17.626534	17.47%	1,166
2011	17.303796	15.004814	-13.29%	1,171
2010	14.552969	17.303796	18.90%	3,133
2009	8.912645	14.552969	63.28%	976
2008	16.423342	8.912645	-45.73%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.963488	1.084664	-44.76%	47,557
2012	2.572088	1.963488	-23.66%	35,320
2011	3.582416	2.572088	-28.20%	4,396
2010	5.220099	3.582416	-31.37%	37,611
2009	9.579923	5.220099	-45.51%	2,058
2008	6.049907	9.579923	58.35%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.536752	4.013317	13.47%	113,292
2012	3.829815	3.536752	-7.65%	20,602
2011	5.592222	3.829815	-31.52%	19,055
2010	6.514747	5.592222	-14.16%	22,947
2009	5.541602	6.514747	17.56%	6,669
2008	8.065565	5.541602	-31.29%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.274174	2.334681	-28.69%	43,673
2012	4.073842	3.274174	-19.63%	1,472
2011	4.465344	4.073842	-8.77%	2,435
2010	6.071083	4.465344	-26.45%	2,435
2009	9.528070	6.071083	-36.28%	7,413
2008	7.199783	9.528070	32.34%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.946308	1.359452	-30.15%	18,466
2012	2.430154	1.946308	-19.91%	6,415
2011	2.744908	2.430154	-11.47%	11,408
2010	3.541322	2.744908	-22.49%	25,761
2009	6.003078	3.541322	-41.01%	17,786
2008	4.119254	6.003078	45.73%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.082333	2.098426	-31.92%	83,453
2012	3.825501	3.082333	-19.43%	21,038
2011	4.205804	3.825501	-9.04%	11,497
2010	5.902771	4.205804	-28.75%	11,878
2009	8.929924	5.902771	-33.90%	9,969
2008	7.274206	8.929924	22.76%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.728105	2.697049	-27.66%	44,945
2012	4.561544	3.728105	-18.27%	52,070
2011	5.093872	4.561544	-10.45%	46,786
2010	6.230801	5.093872	-18.25%	47,926
2009	8.735611	6.230801	-28.67%	49,316
2008	6.372157	8.735611	37.09%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.465471	13.001462	53.58%	1,196
2012	7.159668	8.465471	18.24%	3,346
2011	10.234900	7.159668	-30.05%	3,346
2010	8.983142	10.234900	13.93%	33
2009	7.377924	8.983142	21.76%	163
2008	11.181229	7.377924	-34.02%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	18.080506	25.349709	40.20%	1,661
2012	15.138227	18.080506	19.44%	1,796
2011	15.008143	15.138227	0.87%	268
2010	11.695342	15.008143	28.33%	953
2009	8.688626	11.695342	34.61%	337
2008	17.337132	8.688626	-49.88%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	20.743383	30.680921	47.91%	903
2012	16.947527	20.743383	22.40%	2,635
2011	18.628196	16.947527	-9.02%	1,495
2010	13.755636	18.628196	35.42%	1,296
2009	9.168472	13.755636	50.03%	55
2008	20.620867	9.168472	-55.54%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.694806	22.523891	77.43%	23,772
2012	9.614248	12.694806	32.04%	3,516
2011	9.831760	9.614248	-2.21%	49,878
2010	7.294614	9.831760	34.78%	19,458
2009	3.401836	7.294614	114.43%	1,557
2008	12.611369	3.401836	-73.03%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.369433	23.020448	32.53%	26,929
2012	15.109516	17.369433	14.96%	4,928
2011	15.021099	15.109516	0.59%	4,865
2010	12.877120	15.021099	16.65%	5,459
2009	8.605078	12.877120	49.65%	5,633
2008	15.047975	8.605078	-42.82%	94
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.888367	15.971365	46.68%	8,397
2012	9.047488	10.888367	20.35%	3,663
2011	9.298188	9.047488	-2.70%	8,720
2010	7.872612	9.298188	18.11%	2,538
2009	5.901225	7.872612	33.41%	2,339
2008	13.167273	5.901225	-55.18%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	22.600679	11.992117	-46.94%	16,973
2012	23.938353	22.600679	-5.59%	11,690
2011	32.059384	23.938353	-25.33%	30,572
2010	23.583778	32.059384	35.94%	14,930
2009	16.051561	23.583778	46.93%	4,540
2008	26.539936	16.051561	-39.52%	922
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	18.396476	18.825687	2.33%	4,663
2012	15.790145	18.396476	16.51%	1,532
2011	15.683065	15.790145	0.68%	3,238
2010	12.757550	15.683065	22.93%	2,128
2009	10.344821	12.757550	23.32%	0
2008	18.006199	10.344821	-42.55%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	17.478652	23.367907	33.69%	1,237
2012	15.204444	17.478652	14.96%	2,634
2011	14.666232	15.204444	3.67%	958
2010	11.904340	14.666232	23.20%	158
2009	8.383933	11.904340	41.99%	0
2008	12.700726	8.383933	-33.99%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	15.935875	24.876920	56.11%	2,664
2012	13.257154	15.935875	20.21%	3,244
2011	15.334036	13.257154	-13.54%	5,456
2010	11.298906	15.334036	35.71%	926
2009	8.609030	11.298906	31.24%	59
2008	17.981444	8.609030	-52.12%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	9.013885	14.971986	66.10%	34,069
2012	7.076456	9.013885	27.38%	25,471
2011	7.483132	7.076456	-5.43%	7,560
2010	6.058008	7.483132	23.52%	10,292
2009	4.203847	6.058008	44.11%	13,098
2008	13.338355	4.203847	-68.48%	473
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.724849	17.703979	39.13%	33,407
2012	11.407329	12.724849	11.55%	6,282
2011	11.714052	11.407329	-2.62%	4,855
2010	9.516240	11.714052	23.10%	2,756
2009	6.564930	9.516240	44.96%	821
2008	11.081937	6.564930	-40.76%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.605229	18.027123	43.01%	35,922
2012	10.475567	12.605229	20.33%	7,387
2011	10.988358	10.475567	-4.67%	1,405
2010	9.276548	10.988358	18.45%	1,503
2009	6.229604	9.276548	48.91%	683
2008	12.324386	6.229604	-49.45%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	18.085908	23.868644	31.97%	29,082
2012	15.830030	18.085908	14.25%	11,107
2011	16.185226	15.830030	-2.19%	2,352
2010	12.399997	16.185226	30.53%	5,530
2009	8.031772	12.399997	54.39%	1,776
2008	12.776731	8.031772	-37.14%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.865970	18.538843	33.70%	32,895
2012	12.039540	13.865970	15.17%	7,259
2011	13.170538	12.039540	-8.59%	4,460
2010	11.136028	13.170538	18.27%	168
2009	7.285771	11.136028	52.85%	449
2008	13.128955	7.285771	-44.51%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.605819	20.319155	39.12%	16,781
2012	13.413394	14.605819	8.89%	868
2011	13.161471	13.413394	1.91%	7,615
2010	10.660707	13.161471	23.46%	4,375
2009	8.082799	10.660707	31.89%	621
2008	12.500278	8.082799	-35.34%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.682158	17.833051	40.62%	34,087
2012	10.701365	12.682158	18.51%	6,883
2011	12.003074	10.701365	-10.84%	9,351
2010	9.745779	12.003074	23.16%	976
2009	6.100558	9.745779	59.75%	0
2008	10.967504	6.100558	-44.38%	136
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.584754	5.334954	-4.47%	7,729
2012	6.053112	5.584754	-7.74%	3,129
2011	6.421793	6.053112	-5.74%	3,543
2010	6.830688	6.421793	-5.99%	4,372
2009	8.243940	6.830688	-17.14%	0
2008	7.932451	8.243940	3.93%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	13.004499	17.334464	33.30%	11,911
2012	11.796068	13.004499	10.24%	4,706
2011	13.195383	11.796068	-10.60%	5,306
2010	11.963357	13.195383	10.30%	5,597
2009	7.809389	11.963357	53.19%	3,928
2008	14.531578	7.809389	-46.26%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.490853	8.662674	15.64%	3,990
2012	7.256427	7.490853	3.23%	2,576
2011	8.610584	7.256427	-15.73%	2,325
2010	7.637755	8.610584	12.74%	0
2009	6.028738	7.637755	26.69%	0
2008	11.202954	6.028738	-46.19%	1,714
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	16.063689	23.823472	48.31%	12,912
2012	13.877014	16.063689	15.76%	631
2011	15.858421	13.877014	-12.49%	1,084
2010	12.976298	15.858421	22.21%	379
2009	11.228473	12.976298	15.57%	0
2008	15.260051	11.228473	-26.42%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.806599	13.207525	11.87%	3,618
2012	11.860394	11.806599	-0.45%	5,391
2011	10.359327	11.860394	14.49%	10,848
2010	9.844849	10.359327	5.23%	5,335
2009	8.787468	9.844849	12.03%	4,714
2008	12.674369	8.787468	-30.67%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.287065	9.842491	-4.32%	946
2012	10.368391	10.287065	-0.78%	3,499
2011	10.934074	10.368391	-5.17%	2,628
2010	11.766073	10.934074	-7.07%	0
2009	11.210752	11.766073	4.95%	0
2008	12.975130	11.210752	-13.60%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.050713	0.51%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.950931	10.735418	-10.17%	23,546
2012	10.298552	11.950931	16.04%	2,815
2011*	10.000000	10.298552	2.99%	184
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.593204	10.703699	1.04%	22,864
2012	8.280704	10.593204	27.93%	12,030
2011*	10.000000	8.280704	-17.19%	118
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.931492	11.317862	13.96%	7,633
2012	8.872927	9.931492	11.93%	966
2011*	10.000000	8.872927	-11.27%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.817737	8.507323	8.82%	45,769
2012	7.681036	7.817737	1.78%	6,008
2011*	10.000000	7.681036	-23.19%	2,235
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.568960	9.896358	3.42%	15,094
2012	9.592258	9.568960	-0.24%	11,604
2011*	10.000000	9.592258	-4.08%	3,069

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.113118	11.570719	14.41%	18,883
2012	9.065393	10.113118	11.56%	742
2011*	10.000000	9.065393	-9.35%	251
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.364701	3.65%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.219190	10.103557	-9.94%	31,915
2012	10.617842	11.219190	5.66%	9,318
2011*	10.000000	10.617842	6.18%	5,231
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.038366	17.425700	33.65%	18,607
2012	11.548222	13.038366	12.90%	2,517
2011	11.381628	11.548222	1.46%	1,286
2010	10.133060	11.381628	12.32%	523
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.740015	19.106008	29.62%	25,626
2012	13.074540	14.740015	12.74%	7,663
2011	13.153265	13.074540	-0.60%	9,193
2010	11.785088	13.153265	11.61%	6,103
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.463646	14.64%	14,960
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.874271	12.242861	12.59%	126,874
2012	10.049851	10.874271	8.20%	67,648
2011	10.598734	10.049851	-5.18%	80,780
2010*	10.000000	10.598734	5.99%	56,718
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.787272	8.641464	-11.71%	17,629
2012	10.159662	9.787272	-3.67%	6,268
2011	11.819913	10.159662	-14.05%	11,773
2010*	10.000000	11.819913	18.20%	6,615
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.469656	10.708753	2.28%	51
2012*	10.000000	10.469656	4.70%	51,164
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.025737	11.378624	13.49%	6,921
2012	9.078364	10.025737	10.44%	0
2011*	10.000000	9.078364	-9.22%	3,308

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.981133	16.323628	25.75%	94,371
2012	11.270552	12.981133	15.18%	2,847
2011	11.373291	11.270552	-0.90%	1,473
2010	10.058956	11.373291	13.07%	414
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.761451	15.736243	33.80%	101,372
2012	10.447980	11.761451	12.57%	11,319
2011	10.619840	10.447980	-1.62%	12,914
2010	8.713446	10.619840	21.88%	7,470
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.558969	10.999634	4.17%	25,584
2012*	10.000000	10.558969	5.59%	49,405
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.432960	13.924318	21.79%	9,273
2012	10.074574	11.432960	13.48%	3,884
2011	10.398398	10.074574	-3.11%	3,711
2010*	10.000000	10.398398	3.98%	2,172
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.527604	5.28%	23,573
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.404080	14.04%	10,681
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.261787	2.62%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.957139	12.093923	21.46%	64,136
2012	8.899578	9.957139	11.88%	47,911
2011	9.756273	8.899578	-8.78%	49,504
2010	8.611429	9.756273	13.29%	39,478
2009	6.277649	8.611429	37.18%	30,557
2008	11.210393	6.277649	-44.00%	23,130
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.151940	11.005030	8.40%	86,371
2012	9.312775	10.151940	9.01%	105,742
2011	9.490168	9.312775	-1.87%	81,787
2010	8.689735	9.490168	9.21%	53,539
2009	7.204174	8.689735	20.62%	21,521
2008	10.470163	7.204174	-31.19%	7,047

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.551408	11.160660	16.85%	40,642
2012	8.634934	9.551408	10.61%	60,590
2011	9.160774	8.634934	-5.74%	66,334
2010	8.184293	9.160774	11.93%	49,596
2009	6.124945	8.184293	33.62%	19,059
2008	10.757522	6.124945	-43.06%	10,867
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.847192	6.912085	0.95%	47,428
2012	7.836910	6.847192	-12.63%	102,992
2011	8.716036	7.836910	-10.09%	125,913
2010	9.182426	8.716036	-5.08%	146,832
2009	9.722000	9.182426	-5.55%	142,399
2008*	10.000000	9.722000	-2.78%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	11.957937	13.820855	15.58%	14,432
2012	11.637177	11.957937	2.76%	11,606
2011	12.656611	11.637177	-8.05%	8,886
2010	11.565908	12.656611	9.43%	9,700
2009	9.233709	11.565908	25.26%	14,572
2008	15.834410	9.233709	-41.69%	14,381
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.782304	8.784655	0.03%	54,424
2012	8.731188	8.782304	0.59%	32,074
2011	8.582639	8.731188	1.73%	23,126
2010	8.214353	8.582639	4.48%	27,491
2009	8.631388	8.214353	-4.83%	53,853
2008	10.792199	8.631388	-20.02%	23,325
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.142168	1.42%	88,485
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.057626	0.58%	808
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.002534	0.03%	1,216
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.156713	13.737314	23.13%	189,019
2012	9.514099	11.156713	17.27%	52,408
2011	10.419324	9.514099	-8.69%	73,998
2010*	10.000000	10.419324	4.19%	51,425
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.822798	-1.77%	3,898

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.997521	-0.02%	77,963
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.160147	10.851635	6.81%	11,926
2012	9.450262	10.160147	7.51%	1,309
2011*	10.000000	9.450262	-5.50%	498
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.790028	17.90%	3,252
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.598191	12.856968	21.31%	71,634
2012	9.308011	10.598191	13.86%	35,463
2011*	10.000000	9.308011	-6.92%	3,397
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.777583	17.78%	20,140
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.512517	15.13%	106,562
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.288766	14.382394	27.40%	42,011
2012	9.877236	11.288766	14.29%	0
2011	10.721409	9.877236	-7.87%	7,266
2010*	10.000000	10.721409	7.21%	190
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.086995	12.508686	12.82%	34,593
2012	10.145515	11.086995	9.28%	9,544
2011	10.450706	10.145515	-2.92%	2,012
2010*	10.000000	10.450706	4.51%	2,012
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.229041	13.396929	19.31%	94,431
2012	10.042027	11.229041	11.82%	3,785
2011	10.569390	10.042027	-4.99%	2,934
2010*	10.000000	10.569390	5.69%	154
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.836725	11.189342	3.25%	46,792
2012	10.245098	10.836725	5.77%	44,754
2011	10.266454	10.245098	-0.21%	21,178
2010*	10.000000	10.266454	2.66%	9,480
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.277103	2.77%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.349101	3.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.161412	12.938322	15.92%	178,896
2012	10.094619	11.161412	10.57%	18,227
2011	10.503422	10.094619	-3.89%	18,050
2010*	10.000000	10.503422	5.03%	4,173
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.247900	13.754927	22.29%	50,778
2012	9.976105	11.247900	12.75%	1,809
2011	10.634813	9.976105	-6.19%	1,809
2010*	10.000000	10.634813	6.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.038573	12.082693	9.46%	46,849
2012	10.194559	11.038573	8.28%	2,614
2011	10.388063	10.194559	-1.86%	5,988
2010*	10.000000	10.388063	3.88%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.794136	10.403812	-3.62%	19,847
2012	10.241122	10.794136	5.40%	155,541
2011*	10.000000	10.241122	2.41%	20,416
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.256330	2.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.321151	3.21%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.519247	9.366944	-1.60%	1,222,436
2012	9.674457	9.519247	-1.60%	1,847,764
2011	9.831323	9.674457	-1.60%	1,365,715
2010	9.991166	9.831323	-1.60%	685,832
2009*	10.000000	9.991166	-0.09%	405,043
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.559876	-4.40%	7,814
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.251514	13.405117	19.14%	20,658
2012	9.898592	11.251514	13.67%	6,569
2011	11.130387	9.898592	-11.07%	3,593
2010*	10.000000	11.130387	11.30%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.701124	15.476393	32.26%	9,491
2012	10.239188	11.701124	14.28%	3,927
2011	10.752926	10.239188	-4.78%	3,022
2010*	10.000000	10.752926	7.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.959993	14.562313	32.87%	9,920
2012	9.472291	10.959993	15.71%	944
2011	10.250532	9.472291	-7.59%	0
2010*	10.000000	10.250532	2.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.889759	16.216332	36.39%	14,622
2012	10.540008	11.889759	12.81%	11,838
2011	11.210007	10.540008	-5.98%	1,458
2010*	10.000000	11.210007	12.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.844682	15.813558	33.51%	29,539
2012	10.346505	11.844682	14.48%	10,770
2011	10.764288	10.346505	-3.88%	972
2010*	10.000000	10.764288	7.64%	191
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.301675	-6.98%	2,320
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.120972	9.969548	-1.50%	94,050
2012	9.935857	10.120972	1.86%	7,562
2011*	10.000000	9.935857	-0.64%	6,740
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.129385	1.29%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.645416	-3.55%	20,582
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.613588	9.830353	2.25%	34,338
2012*	10.000000	9.613588	-3.86%	16,654
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.198933	10.497650	2.93%	68,404
2012*	10.000000	10.198933	1.99%	50,571
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.406439	14.06%	6,698

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.750174	10.589728	-1.49%	24,363
2012	9.516291	10.750174	12.97%	23,455
2011*	10.000000	9.516291	-4.84%	2,540
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.509438	9.658718	-16.08%	25,114
2012	11.126886	11.509438	3.44%	17,822
2011	12.230044	11.126886	-9.02%	16,596
2010*	10.000000	12.230044	22.30%	17,003
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.812028	11.719303	-8.53%	16,088
2012	11.056498	12.812028	15.88%	260,450
2011	10.578788	11.056498	4.52%	21,188
2010*	10.000000	10.578788	5.79%	17,964
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.007060	11.039057	-8.06%	26,383
2012	11.596069	12.007060	3.54%	9,108
2011	10.869322	11.596069	6.69%	21,851
2010*	10.000000	10.869322	8.69%	8,380
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.080420	10.868846	-10.03%	61,753
2012	11.488919	12.080420	5.15%	30,580
2011	10.865149	11.488919	5.74%	38,154
2010*	10.000000	10.865149	8.65%	24,710
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.065642	12.540975	3.94%	288,349
2012	10.738097	12.065642	12.36%	250,834
2011	10.570403	10.738097	1.59%	232,159
2010*	10.000000	10.570403	5.70%	202,173
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.201285	10.014752	-1.83%	94,780
2012	9.803860	10.201285	4.05%	43,893
2011*	10.000000	9.803860	-1.96%	19,110
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.756996	10.351278	-3.77%	248,972
2012	9.983857	10.756996	7.74%	280,373
2011*	10.000000	9.983857	-0.16%	17,292
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.928356	-0.72%	3,075

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.233145	8.886357	-3.76%	2,823
2012	8.403810	9.233145	9.87%	9,011
2011	11.180617	8.403810	-24.84%	17,949
2010*	10.000000	11.180617	11.81%	7,632
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.853575	13.040906	10.02%	1,199
2012	10.412527	11.853575	13.84%	1,987
2011	10.800725	10.412527	-3.59%	9,088
2010*	10.000000	10.800725	8.01%	3,081
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.337261	13.356095	8.26%	299,178
2012	10.986490	12.337261	12.29%	483,800
2011	10.866446	10.986490	1.10%	466
2010*	10.000000	10.866446	8.66%	7,924
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.058327	10.247924	13.13%	23,079
2012	7.972115	9.058327	13.63%	35,722
2011	11.097552	7.972115	-28.16%	46,705
2010*	10.000000	11.097552	10.98%	24,238
ProFunds - ProFund VP Banks - Q/NQ
2013	9.773950	12.835267	31.32%	15,398
2012	7.445906	9.773950	31.27%	0
2011*	10.000000	7.445906	-25.54%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.223553	9.583536	16.54%	11,795
2012	7.703839	8.223553	6.75%	1,821
2011*	10.000000	7.703839	-22.96%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.590591	4.763232	-27.73%	7,266
2012	8.030856	6.590591	-17.93%	7,924
2011	8.956962	8.030856	-10.34%	1,467
2010*	10.000000	8.956962	-10.43%	236
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.923509	21.417529	65.73%	44,378
2012	9.334319	12.923509	38.45%	12,087
2011*	10.000000	9.334319	-6.66%	1,282
ProFunds - ProFund VP Bull - Q/NQ
2013	11.413558	14.572922	27.68%	82,831
2012	10.184980	11.413558	12.06%	260,889
2011	10.350163	10.184980	-1.60%	70,913
2010*	10.000000	10.350163	3.50%	15,387

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.762620	13.603664	26.40%	19,297
2012	9.866545	10.762620	9.08%	5,266
2011*	10.000000	9.866545	-1.33%	297
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.554470	15.902659	37.63%	63,842
2012	9.617296	11.554470	20.14%	2,383
2011*	10.000000	9.617296	-3.83%	17,412
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.106470	8.385216	-7.92%	108,821
2012	8.684323	9.106470	4.86%	69,801
2011	10.991014	8.684323	-20.99%	76,220
2010*	10.000000	10.991014	9.91%	18,701
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.878847	13.020901	19.69%	61,395
2012	9.482425	10.878847	14.73%	19,125
2011	10.576106	9.482425	-10.34%	284
2010*	10.000000	10.576106	5.76%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.135359	13.172429	29.97%	5,967
2012	8.258168	10.135359	22.73%	6,517
2011*	10.000000	8.258168	-17.42%	692
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.070094	15.223871	37.52%	85,669
2012	9.582578	11.070094	15.52%	4,937
2011*	10.000000	9.582578	-4.17%	2,694
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.929526	13.501992	35.98%	104,512
2012	8.714446	9.929526	13.94%	31,240
2011*	10.000000	8.714446	-12.86%	18,627
ProFunds - ProFund VP International - Q/NQ
2013	10.423529	12.256148	17.58%	17,472
2012	9.137456	10.423529	14.07%	47,453
2011	10.840244	9.137456	-15.71%	3,151
2010*	10.000000	10.840244	8.40%	3,801
ProFunds - ProFund VP Internet - Q/NQ
2013	9.947255	14.849679	49.28%	30,889
2012	8.441035	9.947255	17.84%	69
2011*	10.000000	8.441035	-15.59%	372

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2013	8.637609	12.599301	45.87%	23,810
2012	7.139792	8.637609	20.98%	13,561
2011	8.907044	7.139792	-19.84%	0
2010*	10.000000	8.907044	-10.93%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.278923	16.223733	32.13%	66,025
2012	10.736302	12.278923	14.37%	55,483
2011	10.754006	10.736302	-0.16%	21,610
2010*	10.000000	10.754006	7.54%	4,355
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.255058	13.740914	22.09%	11,120
2012	11.116431	11.255058	1.25%	3,405
2011	11.048640	11.116431	0.61%	6,260
2010*	10.000000	11.048640	10.49%	5,338
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.417769	14.788494	29.52%	4,171
2012	10.374021	11.417769	10.06%	2,215
2011*	10.000000	10.374021	3.74%	17,510
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.950776	4.244188	-38.94%	31,094
2012	8.266620	6.950776	-15.92%	12,907
2011*	10.000000	8.266620	-17.33%	12,144
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.672615	10.511539	-1.51%	59,684
2012	9.256851	10.672615	15.29%	11,098
2011*	10.000000	9.256851	-7.43%	1,048
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.948894	5.672112	14.61%	56,276
2012	5.404378	4.948894	-8.43%	11,464
2011	8.787613	5.404378	-38.50%	7,493
2010*	10.000000	8.787613	-12.12%	29,118
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.291888	10.890647	31.34%	0
2012	8.793679	8.291888	-5.71%	0
2011*	10.000000	8.793679	-12.06%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.749391	7.607831	-1.83%	1,007
2012	9.057188	7.749391	-14.44%	0
2011	8.317392	9.057188	8.89%	8,670
2010*	10.000000	8.317392	-16.83%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2013	6.706276	5.212634	-22.27%	23,272
2012	8.536149	6.706276	-21.44%	0
2011	8.520999	8.536149	0.18%	2,867
2010*	10.000000	8.520999	-14.79%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.093412	4.232833	-30.53%	12,045
2012	7.626190	6.093412	-20.10%	3,767
2011	8.656821	7.626190	-11.91%	2,433
2010*	10.000000	8.656821	-13.43%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	10.047907	12.378007	23.19%	65,146
2012	9.257429	10.047907	8.54%	780
2011*	10.000000	9.257429	-7.43%	20,575
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.890958	12.010144	10.28%	4,480
2012	9.499334	10.890958	14.65%	0
2011*	10.000000	9.499334	-5.01%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.751438	11.741311	-20.41%	12,587
2012	14.847454	14.751438	-0.65%	13,970
2011	10.513607	14.847454	41.22%	35,432
2010*	10.000000	10.513607	5.14%	10,482
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.536401	25.610440	76.18%	23,909
2012	11.045125	14.536401	31.61%	939
2011	11.360039	11.045125	-2.77%	937
2010*	10.000000	11.360039	13.60%	1,354
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.595696	1.817348	-49.46%	16,639
2012	5.641479	3.595696	-36.26%	6,328
2011	7.366751	5.641479	-23.42%	246
2010*	10.000000	7.366751	-26.33%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.636471	11.859702	11.50%	6,639
2012	10.794555	10.636471	-1.46%	6,097
2011*	10.000000	10.794555	7.95%	2,317

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.324189	8.039159	27.12%	1,103
2012	5.174194	6.324189	22.23%	71,428
2011	6.761299	5.174194	-23.47%	925
2010	6.078622	6.761299	11.23%	14,430
2009	6.397285	6.078622	-4.98%	2,258
2008	11.050578	6.397285	-42.11%	1,545
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	21.884066	21.802925	-0.37%	7,794
2012	20.086712	21.884066	8.95%	18,414
2011	24.434752	20.086712	-17.79%	7,258
2010	19.602908	24.434752	24.65%	21,446
2009	12.814838	19.602908	52.97%	8,079
2008	23.852301	12.814838	-46.27%	680
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.582618	22.127255	51.74%	12,023
2012	10.898633	14.582618	33.80%	4,839
2011	10.014819	10.898633	8.83%	19,411
2010	9.193693	10.014819	8.93%	5,696
2009	7.895223	9.193693	16.45%	4,836
2008	9.094760	7.895223	-13.19%	2,975
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.799064	4.570621	-4.76%	34,498
2012	4.946938	4.799064	-2.99%	37,848
2011	5.385005	4.946938	-8.13%	60,784
2010	5.065755	5.385005	6.30%	64,081
2009	4.614626	5.065755	9.78%	71,287
2008	9.200096	4.614626	-49.84%	27,348
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	19.887395	25.097975	26.20%	9,702
2012	18.534686	19.887395	7.30%	7,671
2011	16.556670	18.534686	11.95%	14,985
2010	14.346357	16.556670	15.41%	5,345
2009	12.239630	14.346357	17.21%	7,976
2008	16.236535	12.239630	-24.62%	258
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.704535	17.137750	60.10%	3,663
2012	9.286749	10.704535	15.27%	9,992
2011	8.651183	9.286749	7.35%	14,430
2010	7.056769	8.651183	22.59%	4,645
2009	5.239673	7.056769	34.68%	2,838
2008	13.909303	5.239673	-62.33%	6,228

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.679213	8.876211	32.89%	0
2012	6.717479	6.679213	-0.57%	0
2011	8.174293	6.717479	-17.82%	634
2010	7.582630	8.174293	7.80%	7,430
2009	4.484143	7.582630	69.10%	19,973
2008	9.134738	4.484143	-50.91%	1,245
Rydex Variable Trust - Energy Fund - Q/NQ
2013	21.516544	26.141067	21.49%	10,746
2012	21.354199	21.516544	0.76%	10,425
2011	23.048702	21.354199	-7.35%	7,466
2010	19.674587	23.048702	17.15%	11,452
2009	14.436526	19.674587	36.28%	6,187
2008	27.187530	14.436526	-46.90%	4,332
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	24.118807	29.402578	21.91%	9,430
2012	24.413397	24.118807	-1.21%	3,804
2011	27.351495	24.413397	-10.74%	5,605
2010	22.051920	27.351495	24.03%	17,722
2009	13.797929	22.051920	59.82%	4,843
2008	33.075051	13.797929	-58.28%	361
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.673276	11.792834	21.91%	352,349
2012	8.080674	9.673276	19.71%	244,018
2011	9.676648	8.080674	-16.49%	1,179
2010	11.021556	9.676648	-12.20%	10,573
2009	8.257094	11.021556	33.48%	4,562
2008	18.590600	8.257094	-55.58%	494
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.169186	10.253561	25.52%	81,803
2012	6.767242	8.169186	20.72%	35,737
2011	8.083507	6.767242	-16.28%	5,176
2010	7.183095	8.083507	12.54%	11,416
2009	6.099464	7.183095	17.77%	17,791
2008	11.931265	6.099464	-48.88%	3,126
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	18.704092	15.045446	-19.56%	43,931
2012	18.454424	18.704092	1.35%	6,741
2011	13.254983	18.454424	39.23%	141,986
2010	12.234496	13.254983	8.34%	6,396
2009	18.162118	12.234496	-32.64%	5,641
2008	12.744654	18.162118	42.51%	6,939

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.503151	18.843166	39.55%	92,488
2012	11.712773	13.503151	15.29%	10,529
2011	11.369832	11.712773	3.02%	6,172
2010	10.822110	11.369832	5.06%	1,672
2009	8.823324	10.822110	22.65%	9,048
2008	11.933428	8.823324	-26.06%	3,396
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.526105	26.080848	48.81%	14,515
2012	14.926920	17.526105	17.41%	0
2011	17.222708	14.926920	-13.33%	4,321
2010	14.492120	17.222708	18.84%	15,099
2009	8.879891	14.492120	63.20%	19,526
2008	16.371328	8.879891	-45.76%	337
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.954843	1.079343	-44.79%	118,227
2012	2.562080	1.954843	-23.70%	53,749
2011	3.570286	2.562080	-28.24%	16,281
2010	5.205084	3.570286	-31.41%	37,961
2009	9.557233	5.205084	-45.54%	15,659
2008	6.038639	9.557233	58.27%	615
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.519423	3.991629	13.42%	213,563
2012	3.812983	3.519423	-7.70%	42,135
2011	5.570477	3.812983	-31.55%	72,881
2010	6.492715	5.570477	-14.20%	75,204
2009	5.525670	6.492715	17.50%	35,525
2008	8.046474	5.525670	-31.33%	13,917
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.259790	2.323246	-28.73%	11,385
2012	4.058016	3.259790	-19.67%	11,260
2011	4.450245	4.058016	-8.81%	18,431
2010	6.053639	4.450245	-26.49%	8,933
2009	9.505535	6.053639	-36.31%	0
2008	7.186403	9.505535	32.27%	205
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.935217	1.351028	-30.19%	299
2012	2.417536	1.935217	-19.95%	4,742
2011	2.732036	2.417536	-11.51%	4,222
2010	3.526501	2.732036	-22.53%	299
2009	5.980991	3.526501	-41.04%	7,434
2008	4.106182	5.980991	45.66%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.068791	2.088146	-31.96%	27,119
2012	3.810639	3.068791	-19.47%	21,398
2011	4.191593	3.810639	-9.09%	25,203
2010	5.885829	4.191593	-28.79%	24,388
2009	8.908816	5.885829	-33.93%	10,334
2008	7.260699	8.908816	22.70%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.706872	2.680326	-27.69%	37,123
2012	4.537870	3.706872	-18.31%	17,713
2011	5.070005	4.537870	-10.50%	15,930
2010	6.204765	5.070005	-18.29%	84,356
2009	8.703525	6.204765	-28.71%	3,535
2008	6.351965	8.703525	37.02%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.417246	12.920839	53.50%	574
2012	7.122502	8.417246	18.18%	596
2011	10.186955	7.122502	-30.08%	1,743
2010	8.945594	10.186955	13.88%	1,763
2009	7.350832	8.945594	21.69%	2,169
2008	11.145823	7.350832	-34.05%	1,675
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	17.977471	25.192458	40.13%	4,648
2012	15.059625	17.977471	19.38%	8,840
2011	14.937800	15.059625	0.82%	1,827
2010	11.646429	14.937800	28.26%	9,568
2009	8.656685	11.646429	34.54%	5,569
2008	17.282209	8.656685	-49.91%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	20.625173	30.490599	47.83%	4,049
2012	16.859532	20.625173	22.34%	7,497
2011	18.540891	16.859532	-9.07%	984
2010	13.698115	18.540891	35.35%	9,763
2009	9.134769	13.698115	49.96%	2,396
2008	20.555549	9.134769	-55.56%	541
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.622502	22.384258	77.34%	39,006
2012	9.564349	12.622502	31.97%	3,273
2011	9.785686	9.564349	-2.26%	2,751
2010	7.264107	9.785686	34.71%	10,003
2009	3.389325	7.264107	114.32%	3,479

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.270462	22.877658	32.47%	33,598
2012	15.031071	17.270462	14.90%	133,328
2011	14.950687	15.031071	0.54%	13,929
2010	12.823257	14.950687	16.59%	7,803
2009	8.573436	12.823257	49.57%	10,066
2008	15.000285	8.573436	-42.84%	68
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.826303	15.872272	46.61%	68,332
2012	9.000494	10.826303	20.29%	41,774
2011	9.254586	9.000494	-2.75%	4,638
2010	7.839668	9.254586	18.05%	6,752
2009	5.879527	7.839668	33.34%	10,744
2008	13.125573	5.879527	-55.21%	4,771
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	22.471840	11.917683	-46.97%	19,345
2012	23.814003	22.471840	-5.64%	32,321
2011	31.909042	23.814003	-25.37%	21,847
2010	23.485081	31.909042	35.87%	25,586
2009	15.992527	23.485081	46.85%	20,094
2008	26.455823	15.992527	-39.55%	4,655
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	18.291661	18.708920	2.28%	8,863
2012	15.708167	18.291661	16.45%	136,454
2011	15.609555	15.708167	0.63%	16,777
2010	12.704190	15.609555	22.87%	24,301
2009	10.306794	12.704190	23.26%	13,388
2008	17.949188	10.306794	-42.58%	7,347
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	17.379018	23.222906	33.63%	855
2012	15.125463	17.379018	14.90%	489
2011	14.597440	15.125463	3.62%	21,245
2010	11.854531	14.597440	23.14%	8,755
2009	8.353096	11.854531	41.92%	813
2008	12.660468	8.353096	-34.02%	818
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	15.844993	24.722491	56.03%	4,470
2012	13.188265	15.844993	20.14%	1,327
2011	15.262097	13.188265	-13.59%	2,014
2010	11.251619	15.262097	35.64%	4,604
2009	8.577378	11.251619	31.18%	1,675
2008	17.924479	8.577378	-52.15%	4,017

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	8.962489	14.879060	66.01%	57,163
2012	7.039693	8.962489	27.31%	1,117
2011	7.448037	7.039693	-5.48%	13,327
2010	6.032649	7.448037	23.46%	2,631
2009	4.188378	6.032649	44.03%	4,096
2008	13.296071	4.188378	-68.50%	58,066
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.668983	17.617300	39.06%	241,158
2012	11.363028	12.668983	11.49%	24,252
2011	11.674472	11.363028	-2.67%	38,383
2010	9.488888	11.674472	23.03%	42,731
2009	6.549393	9.488888	44.88%	24,892
2008	11.061341	6.549393	-40.79%	10,661
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.549848	17.938813	42.94%	923,756
2012	10.434853	12.549848	20.27%	69,138
2011	10.951206	10.434853	-4.72%	325,442
2010	9.249875	10.951206	18.39%	4,411
2009	6.214853	9.249875	48.83%	14,642
2008	12.301476	6.214853	-49.48%	3,340
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	18.006514	23.751804	31.91%	255,091
2012	15.768545	18.006514	14.19%	15,160
2011	16.130537	15.768545	-2.24%	22,637
2010	12.364361	16.130537	30.46%	34,504
2009	8.012762	12.364361	54.31%	15,893
2008	12.753001	8.012762	-37.17%	1,807
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.805040	18.448020	33.63%	309,945
2012	11.992740	13.805040	15.11%	4,585
2011	13.126006	11.992740	-8.63%	288,696
2010	11.104013	13.126006	18.21%	4,075
2009	7.268523	11.104013	52.77%	16,891
2008	13.104554	7.268523	-44.53%	1,762
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.541670	20.219656	39.05%	250,003
2012	13.361278	14.541670	8.83%	4,045
2011	13.116980	13.361278	1.86%	13,786
2010	10.630071	13.116980	23.40%	35,798
2009	8.063671	10.630071	31.83%	2,990
2008	12.477043	8.063671	-35.37%	1,736

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.626512	17.745804	40.54%	41,013
2012	10.659832	12.626512	18.45%	25,341
2011	11.962550	10.659832	-10.89%	27,027
2010	9.717798	11.962550	23.10%	2,870
2009	6.086129	9.717798	59.67%	86
2008	10.947132	6.086129	-44.40%	2,080
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.564226	5.312633	-4.52%	9,118
2012	6.033939	5.564226	-7.78%	8,685
2011	6.404690	6.033939	-5.79%	29,237
2010	6.815967	6.404690	-6.03%	8,922
2009	8.230352	6.815967	-17.18%	3,647
2008	7.923400	8.230352	3.87%	327
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.930408	17.226969	33.23%	16,429
2012	11.734836	12.930408	10.19%	3,593
2011	13.133556	11.734836	-10.65%	7,931
2010	11.913344	13.133556	10.24%	5,855
2009	7.780693	11.913344	53.11%	10,136
2008	14.485548	7.780693	-46.29%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.448192	8.608968	15.58%	9,048
2012	7.218787	7.448192	3.18%	60
2011	8.570265	7.218787	-15.77%	60
2010	7.605843	8.570265	12.68%	0
2009	6.006598	7.605843	26.62%	3,712
2008	11.167514	6.006598	-46.21%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	15.972160	23.675710	48.23%	32,085
2012	13.804974	15.972160	15.70%	18,945
2011	15.784097	13.804974	-12.54%	2,821
2010	12.922033	15.784097	22.15%	6,249
2009	11.187208	12.922033	15.51%	1,135
2008	15.211714	11.187208	-26.46%	800
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.739337	13.125611	11.81%	12,864
2012	11.798829	11.739337	-0.50%	4,595
2011	10.310767	11.798829	14.43%	27,923
2010	9.803678	10.310767	5.17%	3,293
2009	8.755163	9.803678	11.98%	4,311
2008	12.634210	8.755163	-30.70%	1,455

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.249259	9.801342	-4.37%	4,636
2012	10.335555	10.249259	-0.83%	3,055
2011	10.904976	10.335555	-5.22%	3,730
2010	11.740714	10.904976	-7.12%	3,999
2009	11.192286	11.740714	4.90%	1,726
2008	12.960352	11.192286	-13.64%	2,786
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.050014	0.50%	499
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.940831	10.720895	-10.22%	14,933
2012	10.295083	11.940831	15.99%	3,294
2011*	10.000000	10.295083	2.95%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.584254	10.689218	0.99%	73,515
2012	8.277914	10.584254	27.86%	267
2011*	10.000000	8.277914	-17.22%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.923087	11.302536	13.90%	10,614
2012	8.869933	9.923087	11.87%	780
2011*	10.000000	8.869933	-11.30%	545
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.811116	8.495798	8.77%	40,085
2012	7.678435	7.811116	1.73%	17,078
2011*	10.000000	7.678435	-23.22%	7,812
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.560858	9.882957	3.37%	8,129
2012	9.589019	9.560858	-0.29%	346
2011*	10.000000	9.589019	-4.11%	417

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.104562	11.555044	14.35%	1,853
2012	9.062330	10.104562	11.50%	2,702
2011*	10.000000	9.062330	-9.38%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.363977	3.64%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.209696	10.089882	-9.99%	32,763
2012	10.614261	11.209696	5.61%	35,304
2011*	10.000000	10.614261	6.14%	15,803
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.967896	17.322731	33.58%	5,563
2012	11.491654	12.967896	12.85%	1,993
2011	11.331620	11.491654	1.41%	1,176
2010	10.093658	11.331620	12.26%	1,060
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.660326	18.993065	29.55%	11,442
2012	13.010483	14.660326	12.68%	2,513
2011	13.095455	13.010483	-0.65%	3,104
2010	11.739256	13.095455	11.55%	1,509
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.459759	14.60%	2,140
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.859569	12.220090	12.53%	108,786
2012	10.041377	10.859569	8.15%	45,585
2011	10.595171	10.041377	-5.23%	42,464
2008*	10.000000	10.595171	5.95%	22,114
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.774022	8.625390	-11.75%	0
2012	10.151086	9.774022	-3.71%	0
2011	11.815930	10.151086	-14.09%	626
2010*	10.000000	11.815930	18.16%	2,010
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.466103	10.699693	2.23%	90,759
2012*	10.000000	10.466103	4.66%	134,115
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.017238	11.363202	13.44%	28,266
2012	9.075291	10.017238	10.38%	12,323
2011*	10.000000	9.075291	-9.25%	6,797

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.910905	16.227077	25.69%	39,035
2012	11.215293	12.910905	15.12%	33,253
2011	11.323272	11.215293	-0.95%	4,924
2010	10.019813	11.323272	13.01%	654
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.697843	15.643197	33.73%	39,152
2012	10.396767	11.697843	12.51%	7,294
2011	10.573145	10.396767	-1.67%	362
2010	8.679537	10.573145	21.82%	324
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.555395	10.990329	4.12%	25,888
2012*	10.000000	10.555395	5.55%	10,952
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.417487	13.898406	21.73%	16,401
2012	10.066065	11.417487	13.43%	13,466
2011	10.394889	10.066065	-3.16%	1,743
2010*	10.000000	10.394889	3.95%	6,196
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.524029	5.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.400214	14.00%	8,472
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.261074	2.61%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.926409	12.050484	21.40%	51,200
2012	8.876637	9.926409	11.83%	37,486
2011	9.736062	8.876637	-8.83%	31,327
2010	8.597958	9.736062	13.24%	26,354
2009	6.271017	8.597958	37.11%	2,177
2008	11.204276	6.271017	-44.03%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.120676	10.965554	8.35%	95,313
2012	9.288821	10.120676	8.96%	70,022
2011	9.470550	9.288821	-1.92%	43,538
2010	8.676184	9.470550	9.16%	9,633
2009	7.196585	8.676184	20.56%	2,625
2008	10.464452	7.196585	-31.23%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.523898	11.122868	16.79%	63,057
2012	8.614454	9.523898	10.56%	40,847
2011	9.143689	8.614454	-5.79%	24,235
2010	8.173178	9.143689	11.87%	16,429
2009	6.119746	8.173178	33.55%	1,889
2008	10.753873	6.119746	-43.09%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.833094	6.894358	0.90%	9,796
2012	7.824763	6.833094	-12.67%	10,783
2011	8.706946	7.824763	-10.13%	4,631
2010	9.177511	8.706946	-5.13%	6,403
2009	9.721742	9.177511	-5.60%	10,737
2008*	10.000000	9.721742	-2.78%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	11.893245	13.739103	15.52%	13,248
2012	11.580127	11.893245	2.70%	21,961
2011	12.600951	11.580127	-8.10%	1,802
2010	11.520889	12.600951	9.37%	1,890
2009	9.202444	11.520889	25.19%	0
2008	15.788844	9.202444	-41.72%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.750705	8.748602	-0.02%	16,942
2012	8.704219	8.750705	0.53%	64,868
2011	8.560465	8.704219	1.68%	9,216
2010	8.197290	8.560465	4.43%	6,026
2009	8.617833	8.197290	-4.88%	0
2008	10.780744	8.617833	-20.06%	485
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.138722	1.39%	33,328
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.056927	0.57%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.001834	0.02%	108
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.141610	13.711755	23.07%	171,597
2012	9.506060	11.141610	17.21%	206,702
2011	10.415801	9.506060	-8.73%	222,850
2010*	10.000000	10.415801	4.16%	148,019
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.819462	-1.81%	1,377

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.994125	-0.06%	313,274
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.151558	10.836942	6.75%	3,947
2012	9.447076	10.151558	7.46%	1,453
2011*	10.000000	9.447076	-5.53%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.786029	17.86%	117
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.589226	12.839566	21.25%	120,965
2012	9.304874	10.589226	13.80%	11,383
2011*	10.000000	9.304874	-6.95%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.771835	17.72%	11,813
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.506897	15.07%	3,148
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.273492	14.355629	27.34%	70,422
2012	9.868901	11.273492	14.23%	179
2011	10.717802	9.868901	-7.92%	242
2010*	10.000000	10.717802	7.18%	12,163
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.072007	12.485434	12.77%	29,852
2012	10.136960	11.072007	9.22%	3,739
2011	10.447198	10.136960	-2.97%	1,772
2010*	10.000000	10.447198	4.47%	941
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.213856	13.372028	19.25%	43,066
2012	10.033564	11.213856	11.76%	2,474
2011	10.565830	10.033564	-5.04%	22,378
2010*	10.000000	10.565830	5.66%	35,123
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.822075	11.168536	3.20%	51,116
2012	10.236464	10.822075	5.72%	47,272
2011	10.262999	10.236464	-0.26%	71,368
2010*	10.000000	10.262999	2.63%	23,042
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.276391	2.76%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.348379	3.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.146326	12.914271	15.86%	609,937
2012	10.086099	11.146326	10.51%	10,639
2011	10.499887	10.086099	-3.94%	10,581
2010*	10.000000	10.499887	5.00%	7,609
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.232686	13.729351	22.23%	384,447
2012	9.967692	11.232686	12.69%	9,406
2011	10.631229	9.967692	-6.24%	19,685
2010*	10.000000	10.631229	6.31%	10,708
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.023648	12.060240	9.40%	193,835
2012	10.185968	11.023648	8.22%	9,033
2011	10.384560	10.185968	-1.91%	6,528
2010*	10.000000	10.384560	3.85%	6,709
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.785006	10.389726	-3.67%	74,725
2012	10.237673	10.785006	5.35%	117,506
2011*	10.000000	10.237673	2.38%	50,436
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.255615	2.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.320430	3.20%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.504481	9.347663	-1.65%	1,106,339
2012	9.664374	9.504481	-1.65%	2,084,332
2011	9.826056	9.664374	-1.65%	1,817,061
2010	9.990888	9.826056	-1.65%	405,863
2009*	10.000000	9.990888	-0.09%	211,472
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.556628	-4.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.236289	13.380173	19.08%	32,171
2012	9.890226	11.236289	13.61%	5,926
2011	11.126632	9.890226	-11.11%	1,143
2010*	10.000000	11.126632	11.27%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.685291	15.447604	32.20%	4,225
2012	10.230545	11.685291	14.22%	84
2011	10.749303	10.230545	-4.83%	234
2010*	10.000000	10.749303	7.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.945181	14.535237	32.80%	3,882
2012	9.464309	10.945181	15.65%	91
2011	10.247086	9.464309	-7.64%	369
2010*	10.000000	10.247086	2.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.873679	16.186185	36.32%	9,703
2012	10.531112	11.873679	12.75%	786
2011	11.206236	10.531112	-6.02%	607
2010*	10.000000	11.206236	12.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.828675	15.784166	33.44%	46,142
2012	10.337789	11.828675	14.42%	1,989
2011	10.760670	10.337789	-3.93%	178
2010*	10.000000	10.760670	7.61%	509
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.298509	-7.01%	3,197
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.112406	9.956039	-1.55%	45,307
2012	9.932513	10.112406	1.81%	10,556
2011*	10.000000	9.932513	-0.67%	2,675
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.128681	1.29%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.642136	-3.58%	447,090
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.610880	9.822593	2.20%	7,053
2012*	10.000000	9.610880	-3.89%	927
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.196065	10.489355	2.88%	310,795
2012*	10.000000	10.196065	1.96%	1,531,375
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.402558	14.03%	3,638

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.741085	10.575410	-1.54%	308,186
2012	9.513088	10.741085	12.91%	229,765
2011*	10.000000	9.513088	-4.87%	7,635
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.493877	9.640744	-16.12%	19,176
2012	11.117508	11.493877	3.39%	20,888
2011	12.225930	11.117508	-9.07%	20,759
2010*	10.000000	12.225930	22.26%	22,228
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.794706	11.697509	-8.58%	50,511
2012	11.047177	12.794706	15.82%	76,725
2011	10.575227	11.047177	4.46%	48,272
2010*	10.000000	10.575227	5.75%	25,772
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.990765	11.018478	-8.11%	3,662
2012	11.586236	11.990765	3.49%	3,217
2011	10.865613	11.586236	6.63%	4,063
2010*	10.000000	10.865613	8.66%	1,946
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.064082	10.848629	-10.07%	67,543
2012	11.479232	12.064082	5.09%	55,322
2011	10.861488	11.479232	5.69%	36,743
2010*	10.000000	10.861488	8.61%	19,956
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.049324	12.517658	3.89%	635,785
2012	10.729047	12.049324	12.31%	606,199
2011	10.566840	10.729047	1.54%	2,178,760
2010*	10.000000	10.566840	5.67%	122,165
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.192616	10.001156	-1.88%	75,016
2012	9.800520	10.192616	4.00%	66,060
2011*	10.000000	9.800520	-1.99%	36,959
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.747901	10.337277	-3.82%	193,302
2012	9.980493	10.747901	7.69%	697,907
2011*	10.000000	9.980493	-0.20%	9,530
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.927661	-0.72%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.220642	8.869813	-3.80%	0
2012	8.396711	9.220642	9.81%	0
2011	11.176853	8.396711	-24.87%	1,242
2010*	10.000000	11.176853	11.77%	2,392
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.837502	13.016607	9.96%	4,402
2012	10.403709	11.837502	13.78%	7,795
2011	10.797041	10.403709	-3.64%	38,833
2010*	10.000000	10.797041	7.97%	8,541
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.320593	13.331275	8.20%	789,020
2012	10.977231	12.320593	12.24%	768,245
2011	10.862793	10.977231	1.05%	15,189
2010*	10.000000	10.862793	8.63%	103,585
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.046067	10.228857	13.08%	283
2012	7.965382	9.046067	13.57%	4,489
2011	11.093814	7.965382	-28.20%	1,478
2010*	10.000000	11.093814	10.94%	48,842
ProFunds - ProFund VP Banks - Q/NQ
2013	9.765662	12.817884	31.25%	11,990
2012	7.443388	9.765662	31.20%	16,406
2011*	10.000000	7.443388	-25.57%	8,644
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.216576	9.570534	16.48%	16,611
2012	7.701232	8.216576	6.69%	7,062
2011*	10.000000	7.701232	-22.99%	7,871
ProFunds - ProFund VP Bear - Q/NQ
2013	6.581672	4.754362	-27.76%	147,960
2012	8.024075	6.581672	-17.98%	3,387
2011	8.953941	8.024075	-10.38%	6,463
2010*	10.000000	8.953941	-10.46%	24,969
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.912564	21.388514	65.64%	30,256
2012	9.331171	12.912564	38.38%	20,075
2011*	10.000000	9.331171	-6.69%	2,771
ProFunds - ProFund VP Bull - Q/NQ
2013	11.398123	14.545813	27.62%	119,408
2012	10.176378	11.398123	12.01%	138,491
2011	10.346671	10.176378	-1.65%	51,825
2010*	10.000000	10.346671	3.47%	57,308

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.753514	13.585259	26.33%	14,228
2012	9.863222	10.753514	9.03%	3,796
2011*	10.000000	9.863222	-1.37%	161
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.544697	15.881145	37.56%	39,487
2012	9.614061	11.544697	20.08%	19,061
2011*	10.000000	9.614061	-3.86%	1,263
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.094150	8.369624	-7.97%	36,212
2012	8.676987	9.094150	4.81%	7,069
2011	10.987308	8.676987	-21.03%	7,612
2010*	10.000000	10.987308	9.87%	18,407
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.864136	12.996693	19.63%	19,423
2012	9.474426	10.864136	14.67%	4,982
2011	10.572550	9.474426	-10.39%	1,793
2010*	10.000000	10.572550	5.73%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.126774	13.154580	29.90%	11,175
2012	8.255376	10.126774	22.67%	1,523
2011*	10.000000	8.255376	-17.45%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.060737	15.203284	37.45%	45,565
2012	9.579355	11.060737	15.46%	9,044
2011*	10.000000	9.579355	-4.21%	5,904
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.921128	13.483727	35.91%	68,145
2012	8.711513	9.921128	13.89%	20,257
2011*	10.000000	8.711513	-12.88%	7,701
ProFunds - ProFund VP International - Q/NQ
2013	10.409418	12.233344	17.52%	65,867
2012	9.129738	10.409418	14.02%	22,726
2011	10.836596	9.129738	-15.75%	5,833
2010*	10.000000	10.836596	8.37%	2,996
ProFunds - ProFund VP Internet - Q/NQ
2013	9.938843	14.829590	49.21%	29,076
2012	8.438186	9.938843	17.78%	5,259
2011*	10.000000	8.438186	-15.62%	721

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2013	8.625917	12.575855	45.79%	40,436
2012	7.133768	8.625917	20.92%	1,507
2011	8.904049	7.133768	-19.88%	240
2010*	10.000000	8.904049	-10.96%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.262304	16.193549	32.06%	44,902
2012	10.727237	12.262304	14.31%	9,712
2011	10.750388	10.727237	-0.22%	8,285
2010*	10.000000	10.750388	7.50%	5,889
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.239854	13.715370	22.02%	1,092
2012	11.107068	11.239854	1.20%	9,637
2011	11.044935	11.107068	0.56%	522
2010*	10.000000	11.044935	10.45%	1,851
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.408093	14.768453	29.46%	6,931
2012	10.370516	11.408093	10.01%	12,684
2011*	10.000000	10.370516	3.71%	6,989
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.944900	4.238438	-38.97%	41,280
2012	8.263837	6.944900	-15.96%	92,286
2011*	10.000000	8.263837	-17.36%	82,939
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.663579	10.497308	-1.56%	3,189
2012	9.253728	10.663579	15.24%	22,308
2011*	10.000000	9.253728	-7.46%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.942176	5.661528	14.56%	8,210
2012	5.399812	4.942176	-8.48%	11,370
2011	8.784650	5.399812	-38.53%	3,207
2010*	10.000000	8.784650	-12.15%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.284877	10.875920	31.27%	1,669
2012	8.790714	8.284877	-5.75%	698
2011*	10.000000	8.790714	-12.09%	3,767
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.738909	7.593683	-1.88%	481
2012	9.049552	7.738909	-14.48%	0
2011	8.314589	9.049552	8.84%	0
2010*	10.000000	8.314589	-16.85%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2013	6.697214	5.202950	-22.31%	0
2012	8.528961	6.697214	-21.48%	0
2011	8.518131	8.528961	0.13%	0
2010*	10.000000	8.518131	-14.82%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.085179	4.224969	-30.57%	0
2012	7.619762	6.085179	-20.14%	0
2011	8.653899	7.619762	-11.95%	246
2010*	10.000000	8.653899	-13.46%	3,314
ProFunds - ProFund VP Technology - Q/NQ
2013	10.039412	12.361265	23.13%	48,129
2012	9.254311	10.039412	8.48%	39,106
2011*	10.000000	9.254311	-7.46%	6,793
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.881738	11.993878	10.22%	6,247
2012	9.496117	10.881738	14.59%	7,005
2011*	10.000000	9.496117	-5.04%	672
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.731481	11.719474	-20.45%	16,382
2012	14.834932	14.731481	-0.70%	3,956
2011	10.510068	14.834932	41.15%	19,283
2010*	10.000000	10.510068	5.10%	2,576
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.516775	25.562867	76.09%	19,260
2012	11.035818	14.516775	31.54%	5,277
2011	11.356223	11.035818	-2.82%	560
2010*	10.000000	11.356223	13.56%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.590822	1.813962	-49.48%	0
2012	5.636707	3.590822	-36.30%	0
2011	7.364265	5.636707	-23.46%	0
2010*	10.000000	7.364265	-26.36%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.627470	11.843645	11.44%	14,103
2012	10.790926	10.627470	-1.51%	12,171
2011*	10.000000	10.790926	7.91%	8,675

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.288140	7.989275	27.05%	4,291
2012	5.147319	6.288140	22.16%	75,911
2011	6.729606	5.147319	-23.51%	1,378
2010	6.053202	6.729606	11.17%	45,174
2009	6.373762	6.053202	-5.03%	0
2008	11.015561	6.373762	-42.14%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	21.759296	21.667593	-0.42%	3,299
2012	19.982364	21.759296	8.89%	30,514
2011	24.320164	19.982364	-17.84%	3,737
2010	19.520894	24.320164	24.59%	28,098
2009	12.767714	19.520894	52.89%	485
2008	23.776702	12.767714	-46.30%	1,668
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.499474	21.989930	51.66%	5,886
2012	10.842008	14.499474	33.73%	6,938
2011	9.967840	10.842008	8.77%	12,966
2010	9.155218	9.967840	8.88%	6,066
2009	7.866176	9.155218	16.39%	393
2008	9.065907	7.866176	-13.23%	2,904
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.781424	4.551513	-4.81%	35,596
2012	4.931262	4.781424	-3.04%	56,237
2011	5.370660	4.931262	-8.18%	35,029
2010	5.054825	5.370660	6.25%	30,113
2009	4.607014	5.054825	9.72%	0
2008	9.189605	4.607014	-49.87%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	19.774015	24.942216	26.14%	10,533
2012	18.438406	19.774015	7.24%	12,861
2011	16.479013	18.438406	11.89%	7,285
2010	14.286337	16.479013	15.35%	7,192
2009	12.194620	14.286337	17.15%	1,960
2008	16.185068	12.194620	-24.66%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.657513	17.053817	60.02%	25,361
2012	9.250662	10.657513	15.21%	31,130
2011	8.621931	9.250662	7.29%	34,342
2010	7.036473	8.621931	22.53%	24,439
2009	5.227270	7.036473	34.61%	745
2008	13.883479	5.227270	-62.35%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.641109	8.821112	32.83%	4,173
2012	6.682572	6.641109	-0.62%	8,861
2011	8.135952	6.682572	-17.86%	700
2010	7.550887	8.135952	7.75%	14,020
2009	4.467638	7.550887	69.01%	3,140
2008	9.105769	4.467638	-50.94%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	21.393851	25.978803	21.43%	17,280
2012	21.243260	21.393851	0.71%	18,920
2011	22.940606	21.243260	-7.40%	20,207
2010	19.592264	22.940606	17.09%	25,856
2009	14.383438	19.592264	36.21%	123
2008	27.101364	14.383438	-46.93%	737
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	23.981238	29.220020	21.85%	14,641
2012	24.286526	23.981238	-1.26%	7,178
2011	27.223175	24.286526	-10.79%	9,459
2010	21.959607	27.223175	23.97%	27,695
2009	13.747154	21.959607	59.74%	109
2008	32.970157	13.747154	-58.30%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.618151	11.719670	21.85%	4,536
2012	8.038715	9.618151	19.65%	4,437
2011	9.631287	8.038715	-16.54%	2,029
2010	10.975469	9.631287	-12.25%	31,838
2009	8.226749	10.975469	33.41%	0
2008	18.531740	8.226749	-55.61%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.122643	10.189962	25.45%	5,851
2012	6.732114	8.122643	20.66%	18,342
2011	8.045629	6.732114	-16.33%	6,755
2010	7.153068	8.045629	12.48%	427
2009	6.077049	7.153068	17.71%	709
2008	11.893483	6.077049	-48.90%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	18.597491	14.952091	-19.60%	25,986
2012	18.358596	18.597491	1.30%	70,321
2011	13.192844	18.358596	39.16%	97,131
2010	12.183332	13.192844	8.29%	8,569
2009	18.095360	12.183332	-32.67%	5,821
2008	12.704263	18.095360	42.44%	1,644

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.426199	18.726277	39.48%	11,072
2012	11.651955	13.426199	15.23%	4,321
2011	11.316531	11.651955	2.96%	5,873
2010	10.776854	11.316531	5.01%	3,927
2009	8.790884	10.776854	22.59%	3,051
2008	11.895605	8.790884	-26.10%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.426205	25.919018	48.74%	6,357
2012	14.849401	17.426205	17.35%	1,704
2011	17.141942	14.849401	-13.37%	1,226
2010	14.431497	17.141942	18.78%	4,478
2009	8.847238	14.431497	63.12%	2,434
2008	16.319442	8.847238	-45.79%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.946259	1.074057	-44.81%	7,062
2012	2.552122	1.946259	-23.74%	50,362
2011	3.558217	2.552122	-28.28%	29,177
2010	5.190128	3.558217	-31.44%	0
2009	9.534621	5.190128	-45.57%	0
2008	6.027419	9.534621	58.19%	200
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.502157	3.970019	13.36%	270,234
2012	3.796218	3.502157	-7.75%	80,753
2011	5.548803	3.796218	-31.58%	36,279
2010	6.470749	5.548803	-14.25%	78,269
2009	5.509773	6.470749	17.44%	17,061
2008	8.027403	5.509773	-31.36%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.245459	2.311848	-28.77%	70
2012	4.042240	3.245459	-19.71%	2,718
2011	4.435202	4.042240	-8.86%	405
2010	6.036254	4.435202	-26.52%	0
2009	9.483051	6.036254	-36.35%	0
2008	7.173046	9.483051	32.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.924182	1.342638	-30.22%	116
2012	2.404975	1.924182	-19.99%	0
2011	2.719230	2.404975	-11.56%	0
2010	3.511759	2.719230	-22.57%	2,860
2009	5.959014	3.511759	-41.07%	0
2008	4.093170	5.959014	45.58%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.055312	2.077914	-31.99%	77
2012	3.795832	3.055312	-19.51%	813
2011	4.177421	3.795832	-9.13%	40,000
2010	5.868911	4.177421	-28.82%	41,569
2009	8.887728	5.868911	-33.97%	0
2008	7.247181	8.887728	22.64%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.685744	2.663697	-27.73%	13,193
2012	4.514301	3.685744	-18.35%	13,836
2011	5.046221	4.514301	-10.54%	8,418
2010	6.178803	5.046221	-18.33%	10,745
2009	8.671529	6.178803	-28.75%	3,786
2008	6.331834	8.671529	36.95%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.369264	12.840654	53.43%	4,616
2012	7.085507	8.369264	18.12%	3,426
2011	10.139211	7.085507	-30.12%	1,041
2010	8.908187	10.139211	13.82%	829
2009	7.323818	8.908187	21.63%	138
2008	11.110508	7.323818	-34.08%	2,975
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	17.874986	25.036114	40.06%	3,053
2012	14.981406	17.874986	19.31%	4,297
2011	14.867754	14.981406	0.76%	4,970
2010	11.597698	14.867754	28.20%	23,548
2009	8.624846	11.597698	34.47%	906
2008	17.227435	8.624846	-49.94%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	20.507590	30.301394	47.76%	2,099
2012	16.771952	20.507590	22.27%	26,384
2011	18.453939	16.771952	-9.11%	845
2010	13.640798	18.453939	35.28%	9,956
2009	9.101161	13.640798	49.88%	1,736
2008	20.490387	9.101161	-55.58%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.550518	22.245314	77.25%	40,050
2012	9.514652	12.550518	31.91%	24,290
2011	9.739775	9.514652	-2.31%	13,950
2010	7.233697	9.739775	34.64%	10,571
2009	3.376851	7.233697	114.21%	926
2008	12.531573	3.376851	-73.05%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.172034	22.735725	32.40%	76,811
2012	14.953021	17.172034	14.84%	3,753
2011	14.880596	14.953021	0.49%	5,035
2010	12.769618	14.880596	16.53%	4,913
2009	8.541905	12.769618	49.49%	1,803
2008	14.952741	8.541905	-42.87%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.764580	15.773775	46.53%	117,238
2012	8.953740	10.764580	20.22%	3,863
2011	9.211177	8.953740	-2.79%	3,705
2010	7.806862	9.211177	17.99%	3,104
2009	5.857898	7.806862	33.27%	4,491
2008	13.083949	5.857898	-55.23%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	22.343701	11.843681	-46.99%	70,216
2012	23.690279	22.343701	-5.68%	46,462
2011	31.759402	23.690279	-25.41%	40,010
2010	23.386813	31.759402	35.80%	27,069
2009	15.933719	23.386813	46.78%	6,137
2008	26.371963	15.933719	-39.58%	857
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	18.187343	18.592761	2.23%	24,486
2012	15.626539	18.187343	16.39%	24,392
2011	15.536305	15.626539	0.58%	16,203
2010	12.650992	15.536305	22.81%	31,844
2009	10.268854	12.650992	23.20%	0
2008	17.892251	10.268854	-42.61%	209
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	17.279989	23.078847	33.56%	933
2012	15.046941	17.279989	14.84%	11,017
2011	14.529024	15.046941	3.56%	5,930
2010	11.804953	14.529024	23.08%	22,074
2009	8.322382	11.804953	41.85%	0
2008	12.620337	8.322382	-34.06%	1,234
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	15.754668	24.569089	55.95%	13,543
2012	13.119760	15.754668	20.08%	18,257
2011	15.190533	13.119760	-13.63%	7,000
2010	11.204539	15.190533	35.57%	9,562
2009	8.545822	11.204539	31.11%	58
2008	17.867661	8.545822	-52.17%	1,249

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	8.911374	14.786704	65.93%	6,334
2012	7.003107	8.911374	27.25%	21,734
2011	7.413099	7.003107	-5.53%	34,124
2010	6.007402	7.413099	23.40%	20,796
2009	4.172976	6.007402	43.96%	525
2008	13.253945	4.172976	-68.52%	47,855
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.613348	17.531051	38.99%	160,382
2012	11.318897	12.613348	11.44%	130,662
2011	11.635039	11.318897	-2.72%	45,135
2010	9.461647	11.635039	22.97%	110,724
2009	6.533900	9.461647	44.81%	626
2008	11.040798	6.533900	-40.82%	2,049
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.494696	17.850915	42.87%	149,444
2012	10.394295	12.494696	20.21%	104,021
2011	10.914183	10.394295	-4.76%	101,169
2010	9.223280	10.914183	18.33%	114,654
2009	6.200131	9.223280	48.76%	68
2008	12.278606	6.200131	-49.50%	2,078
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	17.927427	23.635477	31.84%	102,407
2012	15.707297	17.927427	14.13%	3,910
2011	16.076041	15.707297	-2.29%	22,128
2010	12.328841	16.076041	30.39%	14,089
2009	7.993799	12.328841	54.23%	0
2008	12.729295	7.993799	-37.20%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.744398	18.357659	33.56%	94,250
2012	11.946139	13.744398	15.05%	3,408
2011	13.081637	11.946139	-8.68%	54,337
2010	11.072098	13.081637	18.15%	261
2009	7.251321	11.072098	52.69%	1,695
2008	13.080217	7.251321	-44.56%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.477788	20.120598	38.98%	76,710
2012	13.309362	14.477788	8.78%	4,535
2011	13.072648	13.309362	1.81%	19,642
2010	10.599520	13.072648	23.33%	11,854
2009	8.044581	10.599520	31.76%	326
2008	12.453854	8.044581	-35.40%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.570995	17.658810	40.47%	76,016
2012	10.618368	12.570995	18.39%	19,592
2011	11.922071	10.618368	-10.94%	11,560
2010	9.689840	11.922071	23.04%	727
2009	6.071709	9.689840	59.59%	0
2008	10.926776	6.071709	-44.43%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.543786	5.290434	-4.57%	93
2012	6.014837	5.543786	-7.83%	0
2011	6.387643	6.014837	-5.84%	12,041
2010	6.801275	6.387643	-6.08%	0
2009	8.216803	6.801275	-17.23%	692
2008	7.914374	8.216803	3.82%	2,723
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.856683	17.120032	33.16%	7,801
2012	11.673884	12.856683	10.13%	4,273
2011	13.071965	11.673884	-10.70%	8,789
2010	11.863497	13.071965	10.19%	8,176
2009	7.752071	11.863497	53.04%	1,988
2008	14.439631	7.752071	-46.31%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.405690	8.555492	15.53%	1,155
2012	7.181249	7.405690	3.13%	511
2011	8.530044	7.181249	-15.81%	2,783
2010	7.574000	8.530044	12.62%	3,007
2009	5.984499	7.574000	26.56%	1,394
2008	11.132092	5.984499	-46.24%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	15.881078	23.528750	48.16%	27,237
2012	13.733238	15.881078	15.64%	9,476
2011	15.710054	13.733238	-12.58%	2,490
2010	12.867948	15.710054	22.09%	5,841
2009	11.146061	12.867948	15.45%	849
2008	15.163480	11.146061	-26.49%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.672476	13.044224	11.75%	7,664
2012	11.737605	11.672476	-0.55%	5,930
2011	10.262467	11.737605	14.37%	27,592
2010	9.762707	10.262467	5.12%	5,168
2009	8.723001	9.762707	11.92%	12,683
2008	12.594200	8.723001	-30.74%	1,841

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.211602	9.760366	-4.42%	42
2012	10.302818	10.211602	-0.89%	6,446
2011	10.875959	10.302818	-5.27%	0
2010	11.715433	10.875959	-7.17%	3,162
2009	11.173868	11.715433	4.85%	4,494
2008	12.945594	11.173868	-13.69%	367
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.049315	0.49%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.930733	10.706386	-10.26%	9,077
2012	10.291620	11.930733	15.93%	12,660
2011*	10.000000	10.291620	2.92%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.575287	10.674735	0.94%	26,071
2012	8.275118	10.575287	27.80%	6,025
2011*	10.000000	8.275118	-17.25%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.914704	11.287254	13.84%	3,097
2012	8.866943	9.914704	11.82%	607
2011*	10.000000	8.866943	-11.33%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.804480	8.484259	8.71%	31,583
2012	7.675841	7.804480	1.68%	11,668
2011*	10.000000	7.675841	-23.24%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.552770	9.869584	3.32%	5,469
2012	9.585796	9.552770	-0.34%	6,605
2011*	10.000000	9.585796	-4.14%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.087448	11.523752	14.24%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.362535	3.63%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.190725	10.062557	-10.08%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.827876	17.118273	33.45%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.502049	18.768919	29.42%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.451977	14.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.830183	12.174633	12.41%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.747597	8.593317	-11.84%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.459008	10.681555	2.13%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.000300	11.332451	13.32%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.771530	16.035591	25.56%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.571581	15.458623	33.59%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.548245	10.971722	4.01%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.386596	13.846729	21.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.516874	5.17%	9,055
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.392476	13.92%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.259644	2.60%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.865229	11.964033	21.27%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.058331	10.886930	8.24%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.469144	11.047684	16.67%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.804964	6.858984	0.79%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	11.764865	13.576994	15.40%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.687852	8.676943	-0.13%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.131833	1.32%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.055530	0.56%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.000442	0.00%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.111468	13.660761	22.94%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.812785	-1.87%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.987329	-0.13%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.134349	10.807584	6.64%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.778024	17.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.571289	12.804791	21.13%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.760338	17.60%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.495648	14.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.243012	14.302283	27.21%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.042055	12.439006	12.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.183496	13.322269	19.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.792797	11.126990	3.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.274962	2.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.346941	3.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.116174	12.866242	15.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.202284	13.678272	22.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.993823	12.015383	9.29%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.766745	10.361578	-3.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.254189	2.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.318992	3.19%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.474991	9.309180	-1.75%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.550133	-4.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.205880	13.330395	18.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.653679	15.390157	32.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.915558	14.481188	32.67%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.841557	16.125998	36.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.796659	15.725459	33.30%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.292180	-7.08%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.095276	9.929076	-1.65%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.127270	1.27%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.635588	-3.64%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.605445	9.807061	2.10%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.190321	10.472800	2.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.394816	13.95%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.722896	10.546761	-1.64%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.462795	9.604895	-16.21%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.760104	11.654018	-8.67%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.958234	10.977401	-8.20%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.031459	10.808290	-10.17%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.016732	12.471105	3.78%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.175270	9.973984	-1.98%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.729699	10.309273	-3.92%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.926279	-0.74%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.195697	8.836811	-3.90%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.805364	12.968078	9.85%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.287271	13.281710	8.09%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.021582	10.190797	12.96%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.749119	12.783164	31.12%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.202672	9.544630	16.36%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.563856	4.736663	-27.84%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.890733	21.330693	65.47%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.367290	14.491741	27.49%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.735296	13.548445	26.20%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.525155	15.838147	37.42%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.069530	8.338471	-8.06%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.834733	12.948332	19.51%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.109629	13.118966	29.77%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.042008	15.162120	37.31%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.904321	13.447214	35.77%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.381231	12.187811	17.40%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.922005	14.789430	49.06%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.602560	12.529065	45.64%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.229157	16.133377	31.93%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.209431	13.664352	21.90%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.388798	14.728493	29.32%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.933120	4.226937	-39.03%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.645523	10.468868	-1.66%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.928785	5.640446	14.44%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.270825	10.846450	31.14%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.717985	7.565451	-1.98%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.679081	5.183580	-22.39%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.068694	4.209232	-30.64%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	10.022410	12.327795	23.00%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.863310	11.961393	10.11%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.691641	11.675894	-20.53%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.477511	25.467870	75.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.581085	1.807196	-49.53%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.609462	11.811549	11.33%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.216539	7.890273	26.92%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	21.511729	21.399299	-0.52%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.334422	21.717536	51.51%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.746274	4.513444	-4.91%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	19.549160	24.633531	26.01%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.563991	16.887009	59.85%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.565534	8.711863	32.69%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	21.150497	25.657195	21.31%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	23.708283	28.858070	21.72%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.508647	11.574469	21.73%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.030161	10.063713	25.32%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	18.385921	14.766958	-19.68%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.273473	18.494456	39.33%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.227944	25.598103	48.58%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.929163	1.063530	-44.87%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.467848	3.927122	13.24%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.216979	2.289243	-28.84%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.902269	1.325996	-30.29%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.028492	2.057572	-32.06%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.643793	2.630698	-27.80%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.273997	12.681616	53.27%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	17.671673	24.726217	39.92%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	20.274220	29.926144	47.61%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.407630	21.969724	77.07%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	16.976716	22.454295	32.27%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.642076	15.578437	46.39%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	22.089338	11.696916	-47.05%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	17.980409	18.362534	2.13%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	17.083445	22.793178	33.42%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	15.575367	24.264811	55.79%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	8.809949	14.603572	65.76%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.502661	17.359541	38.85%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.385063	17.676312	42.72%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	17.770118	23.404285	31.71%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.623796	18.178088	33.43%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.350768	19.923820	38.83%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.460629	17.486001	40.33%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.503065	5.246242	-4.67%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.710376	16.908016	33.03%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.321406	8.449528	15.41%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	15.700341	23.237361	48.01%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.539689	12.882723	11.64%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.136601	9.678821	-4.52%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.047915	0.48%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.910534	10.677390	-10.35%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.557367	10.645807	0.84%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.897899	11.256671	13.73%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.791259	8.461279	8.60%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.536599	9.842862	3.21%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.078896	11.508128	14.18%	2,709
2012	9.053152	10.078896	11.33%	233,182
2011*	10.000000	9.053152	-9.47%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.361816	3.62%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.181248	10.048919	-10.13%	39,740
2012	10.603532	11.181248	5.45%	18,790
2011*	10.000000	10.603532	6.04%	27,826
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.758416	17.016929	33.38%	9,573
2012	11.323335	12.758416	12.67%	431
2011	11.182658	11.323335	1.26%	0
2010	9.976163	11.182658	12.09%	30
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.423528	18.657799	29.36%	11,083
2012	12.819933	14.423528	12.51%	7,164
2011	12.923337	12.819933	-0.80%	11,648
2010	11.602633	12.923337	11.38%	4,693
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.448083	14.48%	2,124
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.815518	12.151960	12.36%	61,691
2012	10.015961	10.815518	7.98%	37,342
2011	10.584465	10.015961	-5.37%	15,163
2010*	10.000000	10.584465	5.84%	12,829
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.734378	8.577289	-11.89%	2,750
2012	10.125395	9.734378	-3.86%	662
2011	11.803992	10.125395	-14.22%	14,735
2010*	10.000000	11.803992	18.04%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.455459	10.672498	2.08%	3,703
2012*	10.000000	10.455459	4.55%	17,119
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.991804	11.317061	13.26%	11,449
2012	9.066105	9.991804	10.21%	6,001
2011*	10.000000	9.066105	-9.34%	1,072

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.702349	15.940619	25.49%	27,395
2012	11.051019	12.702349	14.94%	16,406
2011	11.174429	11.051019	-1.10%	106
2010	9.903186	11.174429	12.84%	30
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.508859	15.367012	33.52%	119,035
2012	10.244454	11.508859	12.34%	10,144
2011	10.434122	10.244454	-1.82%	2,016
2010	8.578482	10.434122	21.63%	275
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.544664	10.962416	3.96%	6,406
2012*	10.000000	10.544664	5.45%	2,395
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.371172	13.820943	21.54%	13,775
2012	10.040580	11.371172	13.25%	11,870
2011	10.384375	10.040580	-3.31%	11,870
2010*	10.000000	10.384375	3.84%	6,353
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.513290	5.13%	925
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.388604	13.89%	9,998
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.258928	2.59%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.834792	11.921057	21.21%	28,517
2012	8.808175	9.834792	11.66%	13,173
2011	9.675701	8.808175	-8.97%	15,630
2010	8.557699	9.675701	13.06%	16,908
2009	6.251178	8.557699	36.90%	0
2008	11.185926	6.251178	-44.12%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.027244	10.847755	8.18%	28,200
2012	9.217164	10.027244	8.79%	17,774
2011	9.411820	9.217164	-2.07%	9,478
2010	8.635533	9.411820	8.99%	7,065
2009	7.173815	8.635533	20.38%	0
2008	10.447306	7.173815	-31.33%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.441844	11.010218	16.61%	12,470
2012	8.553312	9.441844	10.39%	7,451
2011	9.092627	8.553312	-5.93%	10,776
2010	8.139938	9.092627	11.70%	10,595
2009	6.104158	8.139938	33.35%	0
2008	10.742904	6.104158	-43.18%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.790955	6.841381	0.74%	8,396
2012	7.788426	6.790955	-12.81%	3,701
2011	8.679723	7.788426	-10.27%	5,766
2010	9.162795	8.679723	-5.27%	30,201
2009	9.720970	9.162795	-5.74%	18,460
2008*	10.000000	9.720970	-2.79%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	11.701128	13.496567	15.34%	4,548
2012	11.410515	11.701128	2.55%	761
2011	12.435319	11.410515	-8.24%	1,869
2010	11.386805	12.435319	9.21%	651
2009	9.109231	11.386805	25.00%	363
2008	15.652850	9.109231	-41.80%	363
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.656557	8.641275	-0.18%	11,240
2012	8.623736	8.656557	0.38%	20,819
2011	8.494224	8.623736	1.52%	3,148
2010	8.146279	8.494224	4.27%	3,148
2009	8.577299	8.146279	-5.03%	2,997
2008	10.746444	8.577299	-20.18%	2,997
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.128381	1.28%	8,065
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.054828	0.55%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.999749	0.00%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.096411	13.635307	22.88%	39,495
2012	9.481990	11.096411	17.03%	445,424
2011	10.405277	9.481990	-8.87%	19,850
2010*	10.000000	10.405277	4.05%	18,052
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.809448	-1.91%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.983928	-0.16%	28,915
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.125768	10.792942	6.59%	10,517
2012	9.437512	10.125768	7.29%	985
2011*	10.000000	9.437512	-5.62%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.774023	17.74%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.562336	12.787439	21.07%	44,720
2012	9.295446	10.562336	13.63%	7,927
2011*	10.000000	9.295446	-7.05%	2,597
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.754577	17.55%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.490015	14.90%	2,447
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.227757	14.275614	27.15%	4,465
2012	9.843908	11.227757	14.06%	0
2011	10.706957	9.843908	-8.06%	2,590
2010*	10.000000	10.706957	7.07%	2,590
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.027097	12.415824	12.59%	10,841
2012	10.111298	11.027097	9.06%	931
2011	10.436632	10.111298	-3.12%	1,231
2010*	10.000000	10.436632	4.37%	1,231
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.168354	13.297470	19.06%	51,625
2012	10.008151	11.168354	11.59%	10,551
2011	10.555145	10.008151	-5.18%	3,736
2010*	10.000000	10.555145	5.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.778161	11.106253	3.04%	18,584
2012	10.210555	10.778161	5.56%	40,147
2011	10.252622	10.210555	-0.41%	11,524
2010*	10.000000	10.252622	2.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.274244	2.74%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.346222	3.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.101096	12.842254	15.68%	38,300
2012	10.060559	11.101096	10.34%	12,788
2011	10.489270	10.060559	-4.09%	13,352
2010*	10.000000	10.489270	4.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.187095	13.652780	22.04%	31,952
2012	9.942442	11.187095	12.52%	7,047
2011	10.620474	9.942442	-6.38%	12,968
2010*	10.000000	10.620474	6.20%	5,609
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.978933	11.992995	9.24%	18,961
2012	10.160184	10.978933	8.06%	8,316
2011	10.374062	10.160184	-2.06%	7,516
2010*	10.000000	10.374062	3.74%	2,136
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.757618	10.347534	-3.81%	12,235
2012	10.227315	10.757618	5.19%	57,121
2011*	10.000000	10.227315	2.27%	7,488
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.253472	2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.318275	3.18%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.460266	9.289981	-1.80%	1,506,284
2012	9.634149	9.460266	-1.80%	734,577
2011	9.810244	9.634149	-1.80%	400,451
2010	9.990052	9.810244	-1.80%	350,131
2009*	10.000000	9.990052	-0.10%	132,352
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.546883	-4.53%	4,859
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.190687	13.305563	18.90%	6,295
2012	9.865173	11.190687	13.44%	485
2011	11.115389	9.865173	-11.25%	487
2010*	10.000000	11.115389	11.15%	217

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.637899	15.361510	32.00%	35,216
2012	10.204650	11.637899	14.05%	39,907
2011	10.738428	10.204650	-4.97%	0
2010*	10.000000	10.738428	7.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.900786	14.454236	32.60%	49,608
2012	9.440350	10.900786	15.47%	28,365
2011	10.236727	9.440350	-7.78%	0
2010*	10.000000	10.236727	2.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.825492	16.095940	36.11%	19,720
2012	10.504443	11.825492	12.58%	18,497
2011	11.194910	10.504443	-6.17%	66
2010*	10.000000	11.194910	11.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.780675	15.696161	33.24%	13,958
2012	10.311603	11.780675	14.25%	4,698
2011	10.749783	10.311603	-4.08%	0
2010*	10.000000	10.749783	7.50%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.289021	-7.11%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.086724	9.915603	-1.70%	23,924
2012	9.922460	10.086724	1.66%	168,087
2011*	10.000000	9.922460	-0.78%	2,330
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.126567	1.27%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.632305	-3.68%	112,233
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.602741	9.799312	2.05%	5,938
2012*	10.000000	9.602741	-3.97%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.187441	10.464509	2.72%	175,742
2012*	10.000000	10.187441	1.87%	122,017
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.390946	13.91%	11,148

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.713807	10.532457	-1.69%	57,204
2012	9.503460	10.713807	12.74%	271,159
2011*	10.000000	9.503460	-4.97%	14,608
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.447268	9.586998	-16.25%	9,870
2012	11.089376	11.447268	3.23%	5,678
2011	12.213579	11.089376	-9.20%	9,787
2010*	10.000000	12.213579	22.14%	8,349
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.742817	11.632308	-8.71%	3,855
2012	11.019221	12.742817	15.64%	18,564
2011	10.564531	11.019221	4.30%	24,812
2010*	10.000000	10.564531	5.65%	12,056
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.941978	10.956915	-8.25%	4,644
2012	11.556774	11.941978	3.33%	2,446
2011	10.854490	11.556774	6.47%	5,444
2010*	10.000000	10.854490	8.54%	1,139
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.015145	10.788146	-10.21%	12,669
2012	11.450180	12.015145	4.93%	878
2011	10.850505	11.450180	5.53%	3,512
2010*	10.000000	10.850505	8.51%	7,502
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.000447	12.447866	3.73%	50,534
2012	10.701890	12.000447	12.13%	68,127
2011	10.556153	10.701890	1.38%	118,332
2010*	10.000000	10.556153	5.56%	1,046
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.166600	9.960413	-2.03%	20,317
2012	9.790483	10.166600	3.84%	30,299
2011*	10.000000	9.790483	-2.10%	18,711
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.720627	10.295320	-3.97%	36,809
2012	9.970403	10.720627	7.52%	89,781
2011*	10.000000	9.970403	-0.30%	23,269
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.925587	-0.74%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.183246	8.820357	-3.95%	1,837
2012	8.375464	9.183246	9.64%	1,837
2011	11.165573	8.375464	-24.99%	2,367
2010*	10.000000	11.165573	11.66%	2,849
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.789322	12.943857	9.79%	6,021
2012	10.377238	11.789322	13.61%	6,780
2011	10.785987	10.377238	-3.79%	12,104
2010*	10.000000	10.785987	7.86%	38,573
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.270628	13.256973	8.04%	129,326
2012	10.949441	12.270628	12.07%	149,855
2011	10.851809	10.949441	0.90%	4,327
2010*	10.000000	10.851809	8.52%	65,039
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.009374	10.171836	12.90%	335
2012	7.945214	9.009374	13.39%	8,078
2011	11.082605	7.945214	-28.31%	0
2010*	10.000000	11.082605	10.83%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.740828	12.765794	31.05%	298
2012	7.435821	9.740828	31.00%	4,686
2011*	10.000000	7.435821	-25.64%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.195715	9.531685	16.30%	21,730
2012	7.693432	8.195715	6.53%	4,820
2011*	10.000000	7.693432	-23.07%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.554957	4.727836	-27.87%	5,741
2012	8.003760	6.554957	-18.10%	2,330
2011	8.944871	8.003760	-10.52%	1,210
2010*	10.000000	8.944871	-10.55%	152,952
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.879797	21.301760	65.39%	27,293
2012	9.321723	12.879797	38.17%	9,234
2011*	10.000000	9.321723	-6.78%	542
ProFunds - ProFund VP Bull - Q/NQ
2013	11.351878	14.464719	27.42%	42,401
2012	10.150612	11.351878	11.83%	44,047
2011	10.336204	10.150612	-1.80%	109,096
2010*	10.000000	10.336204	3.36%	3,788

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.726206	13.530083	26.14%	19,785
2012	9.853237	10.726206	8.86%	10,849
2011*	10.000000	9.853237	-1.47%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.515396	15.816696	37.35%	37,045
2012	9.604337	11.515396	19.90%	1,856
2011*	10.000000	9.604337	-3.96%	5,840
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.057237	8.322926	-8.11%	11,836
2012	8.655014	9.057237	4.65%	15,867
2011	10.976213	8.655014	-21.15%	5,651
2010*	10.000000	10.976213	9.76%	5,243
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.820059	12.924225	19.45%	19,329
2012	9.450426	10.820059	14.49%	7,019
2011	10.561855	9.450426	-10.52%	78
2010*	10.000000	10.561855	5.62%	226
ProFunds - ProFund VP Financials - Q/NQ
2013	10.101043	13.101162	29.70%	12,904
2012	8.247002	10.101043	22.48%	8,517
2011*	10.000000	8.247002	-17.53%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.032654	15.141575	37.24%	33,860
2012	9.569659	11.032654	15.29%	19,013
2011*	10.000000	9.569659	-4.30%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.895924	13.428982	35.70%	54,229
2012	8.702679	9.895924	13.71%	12,011
2011*	10.000000	8.702679	-12.97%	6,733
ProFunds - ProFund VP International - Q/NQ
2013	10.367165	12.165113	17.34%	3,802
2012	9.106598	10.367165	13.84%	16,406
2011	10.825634	9.106598	-15.88%	5,691
2010*	10.000000	10.825634	8.26%	4,347
ProFunds - ProFund VP Internet - Q/NQ
2013	9.913583	14.769360	48.98%	3,360
2012	8.429635	9.913583	17.60%	4,202
2011*	10.000000	8.429635	-15.70%	575

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2013	8.590904	12.505725	45.57%	4,863
2012	7.115683	8.590904	20.73%	3,955
2011	8.895040	7.115683	-20.00%	10,387
2010*	10.000000	8.895040	-11.05%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.212582	16.103313	31.86%	44,888
2012	10.700092	12.212582	14.14%	15,890
2011	10.739522	10.700092	-0.37%	4,667
2010*	10.000000	10.739522	7.40%	2,858
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.194235	13.638888	21.84%	13,025
2012	11.078932	11.194235	1.04%	914
2011	11.033756	11.078932	0.41%	3,291
2010*	10.000000	11.033756	10.34%	3,434
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.379153	14.708534	29.26%	30,043
2012	10.360033	11.379153	9.84%	1,353
2011*	10.000000	10.360033	3.60%	6,814
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.927246	4.221207	-39.06%	17,960
2012	8.255465	6.927246	-16.09%	17,950
2011*	10.000000	8.255465	-17.45%	46,880
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.636505	10.454668	-1.71%	1,012
2012	9.244366	10.636505	15.06%	975
2011*	10.000000	9.244366	-7.56%	52
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.922102	5.629944	14.38%	42,646
2012	5.386119	4.922102	-8.62%	24,786
2011	8.775745	5.386119	-38.62%	26,655
2010*	10.000000	8.775745	-12.24%	24,635
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.263795	10.831708	31.07%	0
2012	8.781805	8.263795	-5.90%	0
2011*	10.000000	8.781805	-12.18%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.707500	7.551341	-2.03%	0
2012	9.026642	7.707500	-14.61%	0
2011	8.306162	9.026642	8.67%	1,320
2010*	10.000000	8.306162	-16.94%	439

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2013	6.670019	5.173917	-22.43%	0
2012	8.507367	6.670019	-21.60%	0
2011	8.509496	8.507367	-0.03%	5,403
2010*	10.000000	8.509496	-14.91%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.060462	4.201379	-30.68%	6,085
2012	7.600459	6.060462	-20.26%	10,894
2011	8.645138	7.600459	-12.08%	2,925
2010*	10.000000	8.645138	-13.55%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	10.013913	12.311078	22.94%	66,885
2012	9.244941	10.013913	8.32%	33,094
2011*	10.000000	9.244941	-7.55%	6,539
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.854099	11.945166	10.05%	441
2012	9.486502	10.854099	14.42%	0
2011*	10.000000	9.486502	-5.13%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.671730	11.654128	-20.57%	3,219
2012	14.797393	14.671730	-0.85%	3,560
2011	10.499436	14.797393	40.94%	18,933
2010*	10.000000	10.499436	4.99%	536
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.457903	25.420451	75.82%	18,980
2012	11.007875	14.457903	31.34%	284
2011	11.344742	11.007875	-2.97%	7,138
2010*	10.000000	11.344742	13.45%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.576220	1.803824	-49.56%	0
2012	5.622410	3.576220	-36.39%	6,863
2011	7.356792	5.622410	-23.58%	0
2010*	10.000000	7.356792	-26.43%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.600473	11.795540	11.27%	10,222
2012	10.779998	10.600473	-1.67%	6,316
2011*	10.000000	10.779998	7.80%	11,548

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.181048	7.841231	26.86%	268
2012	5.067398	6.181048	21.98%	17,651
2011	6.635220	5.067398	-23.63%	268
2010	5.977415	6.635220	11.00%	255
2009	6.303600	5.977415	-5.17%	0
2008	10.911054	6.303600	-42.23%	236
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	21.388921	21.266290	-0.57%	4,168
2012	19.672313	21.388921	8.73%	5,376
2011	23.979330	19.672313	-17.96%	3,591
2010	19.276682	23.979330	24.40%	8,280
2009	12.627252	19.276682	52.66%	3,085
2008	23.551180	12.627252	-46.38%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.252600	21.582594	51.43%	12,017
2012	10.673714	14.252600	33.53%	7,879
2011	9.828078	10.673714	8.60%	6,969
2010	9.040635	9.828078	8.71%	625
2009	7.779587	9.040635	16.21%	0
2008	8.979837	7.779587	-13.37%	390
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.728790	4.494539	-4.95%	22,751
2012	4.884454	4.728790	-3.19%	14,822
2011	5.327785	4.884454	-8.32%	23,562
2010	5.022127	5.327785	6.09%	42,044
2009	4.584209	5.022127	9.55%	7,811
2008	9.158131	4.584209	-49.94%	1,555
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	19.437554	24.480434	25.94%	4,975
2012	18.152420	19.437554	7.08%	5,701
2011	16.248140	18.152420	11.72%	5,423
2010	14.107664	16.248140	15.17%	1,918
2009	12.060499	14.107664	16.97%	0
2008	16.031547	12.060499	-24.77%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.517500	16.804125	59.77%	16,869
2012	9.143110	10.517500	15.03%	30,297
2011	8.534690	9.143110	7.13%	59,295
2010	6.975900	8.534690	22.35%	13,465
2009	5.190182	6.975900	34.41%	211
2008	13.806127	5.190182	-62.41%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.528042	8.657708	32.62%	2,794
2012	6.578861	6.528042	-0.77%	2,794
2011	8.021900	6.578861	-17.99%	3,126
2010	7.456401	8.021900	7.58%	1,084
2009	4.418468	7.456401	68.76%	570
2008	9.019362	4.418468	-51.01%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	21.029728	25.497698	21.25%	11,674
2012	20.913675	21.029728	0.55%	15,394
2011	22.619132	20.913675	-7.54%	17,133
2010	19.347175	22.619132	16.91%	10,671
2009	14.225216	19.347175	36.01%	1,564
2008	26.844310	14.225216	-47.01%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	23.572989	28.678792	21.66%	12,152
2012	23.909652	23.572989	-1.41%	9,725
2011	26.841629	23.909652	-10.92%	10,324
2010	21.684883	26.841629	23.78%	6,211
2009	13.595905	21.684883	59.50%	1,081
2008	32.657428	13.595905	-58.37%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.454378	11.502549	21.66%	6,316
2012	7.913922	9.454378	19.47%	3,045
2011	9.496252	7.913922	-16.66%	35
2010	10.838106	9.496252	-12.38%	314
2009	8.136202	10.838106	33.21%	2,528
2008	18.355883	8.136202	-55.68%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	7.984296	10.001134	25.26%	5,574
2012	6.627580	7.984296	20.47%	10,907
2011	7.932784	6.627580	-16.45%	744
2010	7.063505	7.932784	12.31%	2,975
2009	6.010140	7.063505	17.53%	5,091
2008	11.780600	6.010140	-48.98%	247
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	18.280965	14.675203	-19.72%	8,115
2012	18.073776	18.280965	1.15%	13,788
2011	13.007954	18.073776	38.94%	12,754
2010	12.030938	13.007954	8.12%	732
2009	17.896309	12.030938	-32.77%	28
2008	12.583708	17.896309	42.22%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.197721	18.379567	39.26%	25,887
2012	11.471203	13.197721	15.05%	11,140
2011	11.157959	11.471203	2.81%	12,856
2010	10.642054	11.157959	4.85%	10,352
2009	8.694184	10.642054	22.40%	1,722
2008	11.782750	8.694184	-26.21%	348
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.129556	25.438971	48.51%	4,265
2012	14.618967	17.129556	17.17%	579
2011	16.901684	14.618967	-13.51%	249
2010	14.250927	16.901684	18.60%	1,747
2009	8.749876	14.250927	62.87%	2,931
2008	16.164617	8.749876	-45.87%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.920672	1.058306	-44.90%	176,225
2012	2.522434	1.920672	-23.86%	168
2011	3.522183	2.522434	-28.38%	6,974
2010	5.145446	3.522183	-31.55%	0
2009	9.467003	5.145446	-45.65%	143
2008	5.993800	9.467003	57.95%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.450798	3.905846	13.19%	67,993
2012	3.746300	3.450798	-7.89%	18,023
2011	5.484203	3.746300	-31.69%	17,560
2010	6.405194	5.484203	-14.38%	18,415
2009	5.462283	6.405194	17.26%	1,042
2008	7.970404	5.462283	-31.47%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.202814	2.277990	-28.88%	0
2012	3.995255	3.202814	-19.83%	255
2011	4.390321	3.995255	-9.00%	255
2010	5.984310	4.390321	-26.64%	0
2009	9.415820	5.984310	-36.44%	0
2008	7.133056	9.415820	32.00%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.891406	1.317753	-30.33%	14,751
2012	2.367634	1.891406	-20.11%	14,751
2011	2.681083	2.367634	-11.69%	0
2010	3.467799	2.681083	-22.69%	1,916
2009	5.893437	3.467799	-41.16%	0
2008	4.054295	5.893437	45.36%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.015174	2.047478	-32.09%	3,388
2012	3.751706	3.015174	-19.63%	20,246
2011	4.135139	3.751706	-9.27%	9,124
2010	5.818409	4.135139	-28.93%	27,460
2009	8.824720	5.818409	-34.07%	0
2008	7.206785	8.824720	22.45%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.622990	2.614349	-27.84%	657
2012	4.444242	3.622990	-18.48%	20,429
2011	4.975481	4.444242	-10.68%	6,092
2010	6.101506	4.975481	-18.45%	522
2009	8.576132	6.101506	-28.85%	121
2008	6.271732	8.576132	36.74%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.226736	12.602756	53.19%	5,411
2012	6.975516	8.226736	17.94%	10,699
2011	9.997086	6.975516	-30.22%	236
2010	8.796708	9.997086	13.65%	232
2009	7.243216	8.796708	21.45%	87
2008	11.005047	7.243216	-34.18%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	17.570806	24.572583	39.85%	2,071
2012	14.749008	17.570806	19.13%	2,076
2011	14.659437	14.749008	0.61%	438
2010	11.452628	14.659437	28.00%	491
2009	8.529970	11.452628	34.26%	0
2008	17.064034	8.529970	-50.01%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	20.158459	29.740148	47.53%	6,736
2012	16.511653	20.158459	22.09%	15,011
2011	18.195263	16.511653	-9.25%	10,863
2010	13.470091	18.195263	35.08%	8,470
2009	9.001004	13.470091	49.65%	0
2008	20.296016	9.001004	-55.65%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.336754	21.833140	76.98%	14,868
2012	9.366896	12.336754	31.71%	24,450
2011	9.603143	9.366896	-2.46%	17,474
2010	7.143089	9.603143	34.44%	11,303
2009	3.339644	7.143089	113.89%	607
2008	12.412582	3.339644	-73.09%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	16.879803	22.314760	32.20%	68,670
2012	14.721035	16.879803	14.66%	9,004
2011	14.672058	14.721035	0.33%	13,520
2010	12.609868	14.672058	16.35%	2,737
2009	8.447923	12.609868	49.27%	29
2008	14.810891	8.447923	-42.96%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.581319	15.481607	46.31%	75,712
2012	8.814773	10.581319	20.04%	23,353
2011	9.082046	8.814773	-2.94%	6,010
2010	7.709155	9.082046	17.81%	1,483
2009	5.793420	7.709155	33.07%	0
2008	12.959794	5.793420	-55.30%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	21.963182	11.624180	-47.07%	14,988
2012	23.322491	21.963182	-5.83%	14,133
2011	31.314058	23.322491	-25.52%	12,996
2010	23.094059	31.314058	35.59%	22,974
2009	15.758339	23.094059	46.55%	2,365
2008	26.121675	15.758339	-39.67%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	17.877725	18.248368	2.07%	4,819
2012	15.384024	17.877725	16.21%	4,136
2011	15.318499	15.384024	0.43%	1,883
2010	12.492670	15.318499	22.62%	3,189
2009	10.155862	12.492670	23.01%	418
2008	17.722566	10.155862	-42.70%	355
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	16.985903	22.651518	33.35%	1,713
2012	14.813496	16.985903	14.67%	289
2011	14.325406	14.813496	3.41%	8,538
2010	11.657276	14.325406	22.89%	281
2009	8.230817	11.657276	41.63%	0
2008	12.500604	8.230817	-34.16%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	15.486433	24.113995	55.71%	15,160
2012	12.916107	15.486433	19.90%	8,840
2011	14.977563	12.916107	-13.76%	13,173
2010	11.064302	14.977563	35.37%	6,212
2009	8.451756	11.064302	30.91%	137
2008	17.698110	8.451756	-52.24%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	8.759598	14.512714	65.68%	40,533
2012	6.894367	8.759598	27.05%	23,871
2011	7.309123	6.894367	-5.67%	25,828
2010	5.932173	7.309123	23.21%	4,618
2009	4.127018	5.932173	43.74%	698
2008	13.128148	4.127018	-68.56%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.447669	17.274400	38.78%	37,332
2012	11.187322	12.447669	11.27%	8,730
2011	11.517302	11.187322	-2.87%	24,899
2010	9.380186	11.517302	22.78%	18,881
2009	6.487540	9.380186	44.59%	9,455
2008	10.979244	6.487540	-40.91%	1,546
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.330544	17.589562	42.65%	87,071
2012	10.273430	12.330544	20.02%	40,376
2011	10.803724	10.273430	-4.91%	57,839
2010	9.143865	10.803724	18.15%	12,599
2009	6.156145	9.143865	48.53%	9,628
2008	12.210207	6.156145	-49.58%	1,662
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	17.691918	23.289439	31.64%	47,663
2012	15.524674	17.691918	13.96%	16,213
2011	15.913361	15.524674	-2.44%	13,105
2010	12.222694	15.913361	30.20%	35,971
2009	7.937091	12.222694	53.99%	7,877
2008	12.658352	7.937091	-37.30%	687
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.563835	18.088879	33.36%	50,303
2012	11.807249	13.563835	14.88%	22,511
2011	12.949271	11.807249	-8.82%	47,730
2010	10.976783	12.949271	17.97%	11,357
2009	7.199873	10.976783	52.46%	7,757
2008	13.007331	7.199873	-44.65%	654
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.287614	19.826060	38.76%	46,620
2012	13.154646	14.287614	8.61%	3,333
2011	12.940375	13.154646	1.66%	8,394
2010	10.508278	12.940375	23.14%	39,603
2009	7.987518	10.508278	31.56%	425
2008	12.384461	7.987518	-35.50%	425

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.405800	17.400216	40.26%	41,001
2012	10.494866	12.405800	18.21%	33,107
2011	11.801386	10.494866	-11.07%	26,828
2010	9.606379	11.801386	22.85%	21,836
2009	6.028611	9.606379	59.35%	561
2008	10.865860	6.028611	-44.52%	561
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.482822	5.224271	-4.72%	21,757
2012	5.957816	5.482822	-7.97%	471
2011	6.336723	5.957816	-5.98%	261
2010	6.757359	6.336723	-6.22%	1,069
2009	8.176204	6.757359	-17.35%	187
2008	7.887305	8.176204	3.66%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.637811	16.802944	32.96%	8,229
2012	11.492712	12.637811	9.96%	5,639
2011	12.888725	11.492712	-10.83%	4,498
2010	11.715042	12.888725	10.02%	4,807
2009	7.666756	11.715042	52.80%	443
2008	14.302609	7.666756	-46.40%	380
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.279624	8.397036	15.35%	2,635
2012	7.069811	7.279624	2.97%	2,635
2011	8.410478	7.069811	-15.94%	2,635
2010	7.479227	8.410478	12.45%	0
2009	5.918639	7.479227	26.37%	0
2008	11.026461	5.918639	-46.32%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	15.610685	23.092916	47.93%	13,743
2012	13.520081	15.610685	15.46%	7,239
2011	15.489826	13.520081	-12.72%	1,025
2010	12.706923	15.489826	21.90%	1,277
2009	11.023424	12.706923	15.27%	0
2008	15.019595	11.023424	-26.61%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.473816	12.802671	11.58%	4,515
2012	11.555507	11.473816	-0.71%	2,601
2011	10.118644	11.555507	14.20%	11,176
2010	9.640583	10.118644	4.96%	4,301
2009	8.627044	9.640583	11.75%	1,046
2008	12.474713	8.627044	-30.84%	1,198

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.099275	9.638280	-4.56%	157
2012	10.205086	10.099275	-1.04%	157
2011	10.789208	10.205086	-5.41%	0
2010	11.639757	10.789208	-7.31%	9,328
2009	11.118663	11.639757	4.69%	0
2008	12.901311	11.118663	-13.82%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.047213	0.47%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.900433	10.662891	-10.40%	12,095
2012	10.281204	11.900433	15.75%	1,920
2011*	10.000000	10.281204	2.81%	2,161
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.548424	10.631373	0.79%	3,931
2012	8.266727	10.548424	27.60%	5,331
2011*	10.000000	8.266727	-17.33%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.889520	11.241427	13.67%	11,563
2012	8.857965	9.889520	11.65%	542
2011*	10.000000	8.857965	-11.42%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.784642	8.449793	8.54%	16,716
2012	7.668054	7.784642	1.52%	1,423
2011*	10.000000	7.668054	-23.32%	7,534
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.528519	9.829513	3.16%	14,517
2012	9.576097	9.528519	-0.50%	10,490
2011*	10.000000	9.576097	-4.24%	159

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.070354	11.492526	14.12%	0
2012	9.050100	10.070354	11.27%	0
2011*	10.000000	9.050100	-9.50%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.361090	3.61%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.171765	10.035287	-10.17%	55
2012	10.599953	11.171765	5.39%	1,966
2011*	10.000000	10.599953	6.00%	459
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.689275	16.916108	33.31%	85
2012	11.267719	12.689275	12.62%	104
2011	11.133396	11.267719	1.21%	0
2010	9.937279	11.133396	12.04%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.345336	18.547212	29.29%	0
2012	12.756937	14.345336	12.45%	0
2011	12.866378	12.756937	-0.85%	0
2010	11.557378	12.866378	11.33%	12,128
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.444192	14.44%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.800870	12.129332	12.30%	1,261
2012	10.007492	10.800870	7.93%	0
2011	10.580890	10.007492	-5.42%	5,877
2010*	10.000000	10.580890	5.81%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.721192	8.561310	-11.93%	63
2012	10.116843	9.721192	-3.91%	76
2011	11.800014	10.116843	-14.26%	0
2010*	10.000000	11.800014	18.00%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.451914	10.663444	2.02%	0
2012*	10.000000	10.451914	4.52%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.983340	11.301725	13.21%	0
2012	9.063050	9.983340	10.15%	728
2011*	10.000000	9.063050	-9.37%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.633508	15.846164	25.43%	895
2012	10.996725	12.633508	14.88%	104
2011	11.125178	10.996725	-1.15%	0
2010	9.864558	11.125178	12.78%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.446499	15.275971	33.46%	458
2012	10.194146	11.446499	12.29%	0
2011	10.388165	10.194146	-1.87%	0
2010	8.545048	10.388165	21.57%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.541085	10.953114	3.91%	0
2012*	10.000000	10.541085	5.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.355771	13.795195	21.48%	418
2012	10.032093	11.355771	13.19%	94
2011	10.380882	10.032093	-3.36%	0
2010*	10.000000	10.380882	3.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.509717	5.10%	11,398
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.384726	13.85%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.258216	2.58%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.804397	11.878177	21.15%	0
2012	8.785442	9.804397	11.60%	0
2011	9.655636	8.785442	-9.01%	0
2010	8.544298	9.655636	13.01%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.996275	10.808753	8.13%	0
2012	9.193387	9.996275	8.73%	28,130
2011	9.392316	9.193387	-2.12%	0
2010	8.622026	9.392316	8.93%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.414602	10.972875	16.55%	0
2012	8.532986	9.414602	10.33%	0
2011	9.075640	8.532986	-5.98%	0
2010	8.128865	9.075640	11.65%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.776968	6.823809	0.69%	4,939
2012	7.776357	6.776968	-12.85%	0
2011	8.670672	7.776357	-10.31%	0
2010	9.157891	8.670672	-5.32%	2,737
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	11.637712	13.416584	15.29%	700
2012	11.354478	11.637712	2.49%	115
2011	12.380531	11.354478	-8.29%	0
2010	11.342408	12.380531	9.15%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.625352	8.605751	-0.23%	0
2012	8.597044	8.625352	0.33%	2,157
2011	8.472244	8.597044	1.47%	5,662
2010	8.129345	8.472244	4.22%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.124945	1.25%	292
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.054124	0.54%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.999052	-0.01%	374
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.081382	13.609915	22.82%	20,479
2012	9.473978	11.081382	16.97%	6,474
2011	10.401772	9.473978	-8.92%	1,764
2010*	10.000000	10.401772	4.02%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.806114	-1.94%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.980530	-0.19%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.117183	10.778309	6.53%	411
2012	9.434323	10.117183	7.24%	61
2011*	10.000000	9.434323	-5.66%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.770022	17.70%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.553373	12.770085	21.00%	880
2012	9.292312	10.553373	13.57%	124
2011*	10.000000	9.292312	-7.08%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.748826	17.49%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.484404	14.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.212550	14.249019	27.08%	1,685
2012	9.835595	11.212550	14.00%	0
2011	10.703357	9.835595	-8.11%	0
2010*	10.000000	10.703357	7.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.012168	12.392708	12.54%	0
2012	10.102760	11.012168	9.00%	0
2011	10.433114	10.102760	-3.17%	0
2010*	10.000000	10.433114	4.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.153226	13.272702	19.00%	0
2012	9.999699	11.153226	11.54%	0
2011	10.551582	9.999699	-5.23%	0
2010*	10.000000	10.551582	5.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.763574	11.085572	2.99%	0
2012	10.201930	10.763574	5.51%	0
2011	10.249159	10.201930	-0.46%	0
2010*	10.000000	10.249159	2.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.273529	2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.345499	3.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.086066	12.818347	15.63%	2,947
2012	10.052061	11.086066	10.29%	141
2011	10.485738	10.052061	-4.14%	0
2010*	10.000000	10.485738	4.86%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.171956	13.627370	21.98%	0
2012	9.934040	11.171956	12.46%	0
2011	10.616896	9.934040	-6.43%	0
2010*	10.000000	10.616896	6.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.964058	11.970662	9.18%	0
2012	10.151595	10.964058	8.00%	0
2011	10.370562	10.151595	-2.11%	0
2010*	10.000000	10.370562	3.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.748506	10.333510	-3.86%	77
2012	10.223871	10.748506	5.13%	7,577
2011*	10.000000	10.223871	2.24%	196
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.252757	2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.317557	3.18%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.445563	9.270822	-1.85%	77,356
2012	9.624086	9.445563	-1.85%	58,656
2011	9.804978	9.624086	-1.84%	145,062
2010	9.989773	9.804978	-1.85%	21,550
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.543629	-4.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.175528	13.280784	18.84%	224
2012	9.856838	11.175528	13.38%	0
2011	11.111649	9.856838	-11.29%	0
2010*	10.000000	11.111649	11.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.622129	15.332879	31.93%	3,781
2012	10.196024	11.622129	13.99%	0
2011	10.734807	10.196024	-5.02%	0
2010*	10.000000	10.734807	7.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.885979	14.427244	32.53%	206
2012	9.432340	10.885979	15.41%	0
2011	10.233264	9.432340	-7.83%	0
2010*	10.000000	10.233264	2.33%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.809464	16.065945	36.04%	891
2012	10.495556	11.809464	12.52%	91
2011	11.191125	10.495556	-6.22%	0
2010*	10.000000	11.191125	11.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.764713	15.666928	33.17%	830
2012	10.302896	11.764713	14.19%	0
2011	10.746162	10.302896	-4.12%	0
2010*	10.000000	10.746162	7.46%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.285854	-7.14%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.078169	9.902151	-1.75%	299
2012	9.919107	10.078169	1.60%	0
2011*	10.000000	9.919107	-0.81%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.125859	1.26%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.629024	-3.71%	54,906
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.600035	9.791556	2.00%	0
2012*	10.000000	9.600035	-4.00%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.184571	10.456240	2.67%	5,912
2012*	10.000000	10.184571	1.85%	41,507
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.387072	13.87%	1,156
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.704721	10.518166	-1.74%	2,726
2012	9.500242	10.704721	12.68%	1,377
2011*	10.000000	9.500242	-5.00%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.431741	9.569121	-16.29%	71
2012	11.079994	11.431741	3.17%	1,440
2011	12.209457	11.079994	-9.25%	0
2010*	10.000000	12.209457	22.09%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.725529	11.610608	-8.76%	139
2012	11.009900	12.725529	15.58%	21,228
2011	10.560962	11.009900	4.25%	8,369
2010*	10.000000	10.560962	5.61%	10,257
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.925758	10.936450	-8.30%	1,477
2012	11.546962	11.925758	3.28%	1,368
2011	10.850779	11.546962	6.42%	9,288
2010*	10.000000	10.850779	8.51%	10,356
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.998874	10.768050	-10.26%	68
2012	11.440512	11.998874	4.88%	534
2011	10.846843	11.440512	5.47%	2,118
2010*	10.000000	10.846843	8.47%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.984172	12.424657	3.68%	1,011
2012	10.692838	11.984172	12.08%	2,811
2011	10.552589	10.692838	1.33%	16,426
2010*	10.000000	10.552589	5.53%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.157932	9.946861	-2.08%	297
2012	9.787130	10.157932	3.79%	5,351
2011*	10.000000	9.787130	-2.13%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.711515	10.281324	-4.02%	496
2012	9.967028	10.711515	7.47%	7,624
2011*	10.000000	9.967028	-0.33%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.924895	-0.75%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.170779	8.803899	-4.00%	49,799
2012	8.368368	9.170779	9.59%	0
2011	11.161806	8.368368	-25.03%	0
2010*	10.000000	11.161806	11.62%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.773302	12.919690	9.74%	0
2012	10.368426	11.773302	13.55%	0
2011	10.782296	10.368426	-3.84%	1,847
2010*	10.000000	10.782296	7.82%	5,414

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.254020	13.232298	7.98%	33,910
2012	10.940210	12.254020	12.01%	20,921
2011	10.848157	10.940210	0.85%	0
2010*	10.000000	10.848157	8.48%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.997147	10.152855	12.85%	876
2012	7.938486	8.997147	13.34%	4,519
2011	11.078860	7.938486	-28.35%	0
2010*	10.000000	11.078860	10.79%	55,944
ProFunds - ProFund VP Banks - Q/NQ
2013	9.732559	12.748471	30.99%	1,260
2012	7.433303	9.732559	30.93%	0
2011*	10.000000	7.433303	-25.67%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.188756	9.518736	16.24%	2,632
2012	7.690830	8.188756	6.47%	842
2011*	10.000000	7.690830	-23.09%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.546072	4.719029	-27.91%	805
2012	7.996997	6.546072	-18.14%	1,245
2011	8.941857	7.996997	-10.57%	1,200
2010*	10.000000	8.941857	-10.58%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.868886	21.272887	65.30%	1,121
2012	9.318573	12.868886	38.10%	535
2011*	10.000000	9.318573	-6.81%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.336504	14.437787	27.36%	9,576
2012	10.142040	11.336504	11.78%	64,852
2011	10.332721	10.142040	-1.85%	52,079
2010*	10.000000	10.332721	3.33%	48,425
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.717119	13.511754	26.08%	1,164
2012	9.849908	10.717119	8.80%	631
2011*	10.000000	9.849908	-1.50%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.505638	15.795258	37.28%	1,864
2012	9.601092	11.505638	19.84%	621
2011*	10.000000	9.601092	-3.99%	209

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.044949	8.307395	-8.15%	1,016
2012	8.647684	9.044949	4.59%	52,691
2011	10.972501	8.647684	-21.19%	45
2010*	10.000000	10.972501	9.73%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.805360	12.900094	19.39%	6,514
2012	9.442416	10.805360	14.43%	5,591
2011	10.558277	9.442416	-10.57%	5,868
2010*	10.000000	10.558277	5.58%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.092472	13.083387	29.64%	1,246
2012	8.244212	10.092472	22.42%	111
2011*	10.000000	8.244212	-17.56%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.023290	15.121036	37.17%	5,008
2012	9.566418	11.023290	15.23%	648
2011*	10.000000	9.566418	-4.34%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.887535	13.410753	35.63%	6,765
2012	8.699741	9.887535	13.65%	2,003
2011*	10.000000	8.699741	-13.00%	231
ProFunds - ProFund VP International - Q/NQ
2013	10.353108	12.142438	17.28%	733
2012	9.098897	10.353108	13.78%	4,334
2011	10.821984	9.098897	-15.92%	49
2010*	10.000000	10.821984	8.22%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.905191	14.749358	48.91%	5,840
2012	8.426793	9.905191	17.54%	0
2011*	10.000000	8.426793	-15.73%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.579251	12.482408	45.50%	1,294
2012	7.109661	8.579251	20.67%	2,796
2011	8.892042	7.109661	-20.04%	0
2010*	10.000000	8.892042	-11.08%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.196044	16.073323	31.79%	30,665
2012	10.691053	12.196044	14.08%	14,749
2011	10.735892	10.691053	-0.42%	12,603
2010*	10.000000	10.735892	7.36%	11,597

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.179079	13.613494	21.78%	0
2012	11.069575	11.179079	0.99%	137
2011	11.030038	11.069575	0.36%	0
2010*	10.000000	11.030038	10.30%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.369492	14.688589	29.19%	248
2012	10.356532	11.369492	9.78%	0
2011*	10.000000	10.356532	3.57%	194
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.921375	4.215475	-39.09%	1,987
2012	8.252675	6.921375	-16.13%	65
2011*	10.000000	8.252675	-17.47%	13,422
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.627483	10.440490	-1.76%	0
2012	9.241232	10.627483	15.00%	0
2011*	10.000000	9.241232	-7.59%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.915408	5.619415	14.32%	1,046
2012	5.381545	4.915408	-8.66%	0
2011	8.772775	5.381545	-38.66%	0
2010*	10.000000	8.772775	-12.27%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.256788	10.817014	31.01%	1,055
2012	8.778836	8.256788	-5.95%	0
2011*	10.000000	8.778836	-12.21%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.697062	7.537269	-2.08%	441
2012	9.019019	7.697062	-14.66%	785
2011	8.303357	9.019019	8.62%	607
2010*	10.000000	8.303357	-16.97%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.660980	5.164268	-22.47%	743
2012	8.500178	6.660980	-21.64%	743
2011	8.506623	8.500178	-0.08%	535
2010*	10.000000	8.506623	-14.93%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.052237	4.193541	-30.71%	669
2012	7.594019	6.052237	-20.30%	904
2011	8.642213	7.594019	-12.13%	721
2010*	10.000000	8.642213	-13.58%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2013	10.005411	12.294373	22.88%	3,720
2012	9.241815	10.005411	8.26%	641
2011*	10.000000	9.241815	-7.58%	217
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.844902	11.928970	10.00%	0
2012	9.483298	10.844902	14.36%	0
2011*	10.000000	9.483298	-5.17%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.651843	11.632411	-20.61%	0
2012	14.784877	14.651843	-0.90%	0
2011	10.495892	14.784877	40.86%	409
2010*	10.000000	10.495892	4.96%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.438305	25.373099	75.73%	18,433
2012	10.998559	14.438305	31.27%	887
2011	11.340914	10.998559	-3.02%	0
2010*	10.000000	11.340914	13.41%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.571369	1.800462	-49.59%	6,477
2012	5.617656	3.571369	-36.43%	0
2011	7.354303	5.617656	-23.61%	0
2010*	10.000000	7.354303	-26.46%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.591483	11.779534	11.22%	0
2012	10.776356	10.591483	-1.72%	572
2011*	10.000000	10.776356	7.76%	271
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.145685	7.792402	26.79%	0
2012	5.040979	6.145685	21.91%	2,846
2011	6.603996	5.040979	-23.67%	1,738
2010	5.952325	6.603996	10.95%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	21.266673	21.133974	-0.62%	0
2012	19.569868	21.266673	8.67%	586
2011	23.866598	19.569868	-18.00%	0
2010	19.195821	23.866598	24.33%	2,652
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.171181	21.448378	51.35%	3,475
2012	10.618155	14.171181	33.46%	548
2011	9.781879	10.618155	8.55%	959
2010	9.002716	9.781879	8.65%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.711378	4.475708	-5.00%	3,428
2012	4.868950	4.711378	-3.24%	4,842
2011	5.313576	4.868950	-8.37%	1,531
2010	5.011289	5.313576	6.03%	1,531
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	19.326628	24.328360	25.88%	2,577
2012	18.058040	19.326628	7.03%	0
2011	16.171873	18.058040	11.66%	442
2010	14.048592	16.171873	15.11%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.471186	16.721633	59.69%	1,609
2012	9.107494	10.471186	14.97%	2,128
2011	8.505763	9.107494	7.07%	0
2010	6.955790	8.505763	22.28%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.490729	8.603835	32.56%	1,781
2012	6.544600	6.490729	-0.82%	0
2011	7.984187	6.544600	-18.03%	0
2010	7.425121	7.984187	7.53%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	20.909585	25.339128	21.18%	839
2012	20.804811	20.909585	0.50%	839
2011	22.512830	20.804811	-7.59%	366
2010	19.266066	22.512830	16.85%	1,780
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	23.438263	28.500373	21.60%	729
2012	23.785151	23.438263	-1.46%	729
2011	26.715448	23.785151	-10.97%	318
2010	21.593929	26.715448	23.72%	318
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.400340	11.430981	21.60%	3,885
2012	7.872713	9.400340	19.40%	4,050
2011	9.451617	7.872713	-16.71%	2,147
2010	10.792654	9.451617	-12.43%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	7.938634	9.938886	25.20%	2,241
2012	6.593051	7.938634	20.41%	3,051
2011	7.895471	6.593051	-16.50%	0
2010	7.033851	7.895471	12.25%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	18.176542	14.583936	-19.77%	1,636
2012	17.979731	18.176542	1.09%	339
2011	12.946838	17.979731	38.87%	6,853
2010	11.980512	12.946838	8.07%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.122335	18.265284	39.19%	4,829
2012	11.411499	13.122335	14.99%	677
2011	11.105529	11.411499	2.76%	1,199
2010	10.597437	11.105529	4.79%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.031715	25.280795	48.43%	2,291
2012	14.542889	17.031715	17.11%	532
2011	16.822278	14.542889	-13.55%	0
2010	14.191195	16.822278	18.54%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.912211	1.053114	-44.93%	20,491
2012	2.512607	1.912211	-23.90%	2,921
2011	3.510252	2.512607	-28.42%	0
2010	5.130624	3.510252	-31.58%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.433849	3.884683	13.13%	8,497
2012	3.729792	3.433849	-7.93%	4,257
2011	5.462809	3.729792	-31.72%	0
2010	6.383462	5.462809	-14.42%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.188731	2.266821	-28.91%	0
2012	3.979706	3.188731	-19.88%	0
2011	4.375449	3.979706	-9.04%	0
2010	5.967084	4.375449	-26.67%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.880591	1.309546	-30.37%	0
2012	2.355301	1.880591	-20.15%	0
2011	2.668474	2.355301	-11.74%	0
2010	3.453258	2.668474	-22.73%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.001894	2.037420	-32.13%	7,264
2012	3.737099	3.001894	-19.67%	4,375
2011	4.121138	3.737099	-9.32%	1,455
2010	5.801662	4.121138	-28.97%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.602298	2.598086	-27.88%	25,507
2012	4.421112	3.602298	-18.52%	22,315
2011	4.952099	4.421112	-10.72%	20,785
2010	6.075929	4.952099	-18.50%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.179746	12.524379	53.11%	0
2012	6.939216	8.179746	17.88%	0
2011	9.950134	6.939216	-30.26%	0
2010	8.759840	9.950134	13.59%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	17.470369	24.419694	39.78%	773
2012	14.672185	17.470369	19.07%	884
2011	14.590491	14.672185	0.56%	0
2010	11.404567	14.590491	27.94%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	20.043279	29.555181	47.46%	564
2012	16.425695	20.043279	22.02%	521
2011	18.109754	16.425695	-9.30%	0
2010	13.413606	18.109754	35.01%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.266233	21.697301	76.89%	14,323
2012	9.318096	12.266233	31.64%	0
2011	9.557976	9.318096	-2.51%	0
2010	7.113112	9.557976	34.37%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	16.783423	22.176064	32.13%	1,086
2012	14.644453	16.783423	14.61%	1,345
2011	14.603147	14.644453	0.28%	137
2010	12.557023	14.603147	16.29%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.520882	15.385352	46.24%	70,805
2012	8.768894	10.520882	19.98%	0
2011	9.039371	8.768894	-2.99%	0
2010	7.676823	9.039371	17.75%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	21.837663	11.551848	-47.10%	1,890
2012	23.201046	21.837663	-5.88%	658
2011	31.166861	23.201046	-25.56%	4,616
2010	22.997197	31.166861	35.52%	2,999

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	17.775596	18.134883	2.02%	639
2012	15.303943	17.775596	16.15%	1,807
2011	15.246507	15.303943	0.38%	1,010
2010	12.440273	15.246507	22.56%	2,076
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	16.888882	22.510666	33.29%	0
2012	14.736409	16.888882	14.61%	0
2011	14.258109	14.736409	3.35%	662
2010	11.608412	14.258109	22.83%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	15.397920	23.963992	55.63%	365
2012	12.848849	15.397920	19.84%	0
2011	14.907162	12.848849	-13.81%	0
2010	11.017892	14.907162	35.30%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	8.709536	14.422433	65.59%	699
2012	6.858459	8.709536	26.99%	720
2011	7.274762	6.858459	-5.72%	0
2010	5.907288	7.274762	23.15%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.392868	17.189593	38.71%	6,635
2012	11.143757	12.392868	11.21%	0
2011	11.478293	11.143757	-2.91%	881
2010	9.353171	11.478293	22.72%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.276280	17.503241	42.58%	18,860
2012	10.233439	12.276280	19.96%	4,733
2011	10.767135	10.233439	-4.96%	2,397
2010	9.117523	10.767135	18.09%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	17.614019	23.175095	31.57%	6,771
2012	15.464207	17.614019	13.90%	0
2011	15.859442	15.464207	-2.49%	162
2010	12.187477	15.859442	30.13%	3,806
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.504133	18.000097	33.29%	447
2012	11.761273	13.504133	14.82%	0
2011	12.905403	11.761273	-8.87%	0
2010	10.945162	12.905403	17.91%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.224735	19.728779	38.69%	3,384
2012	13.103440	14.224735	8.56%	0
2011	12.896562	13.103440	1.60%	0
2010	10.478020	12.896562	23.08%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.351165	17.314778	40.19%	1,748
2012	10.453992	12.351165	18.15%	1,692
2011	11.761407	10.453992	-11.12%	0
2010	9.578707	11.761407	22.79%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.462619	5.202372	-4.76%	0
2012	5.938887	5.462619	-8.02%	0
2011	6.319791	5.938887	-6.03%	0
2010	6.742756	6.319791	-6.27%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.565644	16.698499	32.89%	796
2012	11.432931	12.565644	9.91%	0
2011	12.828195	11.432931	-10.88%	657
2010	11.665960	12.828195	9.96%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.238013	8.344791	15.29%	0
2012	7.032987	7.238013	2.92%	0
2011	8.370934	7.032987	-15.98%	0
2010	7.447845	8.370934	12.39%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	15.521532	22.949358	47.85%	3,847
2012	13.449729	15.521532	15.40%	1,715
2011	15.417049	13.449729	-12.76%	551
2010	12.653666	15.417049	21.84%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.408306	12.723082	11.52%	1,279
2012	11.495404	11.408306	-0.76%	0
2011	10.071128	11.495404	14.14%	1,432
2010	9.600189	10.071128	4.91%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.062081	9.597895	-4.61%	756
2012	10.172701	10.062081	-1.09%	1,778
2011	10.760441	10.172701	-5.46%	1,411
2010	11.614628	10.760441	-7.35%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.046509	0.47%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.890359	10.648441	-10.44%	0
2012	10.277733	11.890359	15.69%	113
2011*	10.000000	10.277733	2.78%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.539481	10.616947	0.74%	154
2012	8.263934	10.539481	27.54%	168
2011*	10.000000	8.263934	-17.36%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.881130	11.226172	13.61%	24
2012	8.854971	9.881130	11.59%	43
2011*	10.000000	8.854971	-11.45%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.778029	8.438313	8.49%	905
2012	7.665457	7.778029	1.47%	0
2011*	10.000000	7.665457	-23.35%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.520430	9.816169	3.11%	87
2012	9.572861	9.520430	-0.55%	105
2011*	10.000000	9.572861	-4.27%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.061794	11.476900	14.06%	1,357
2012	9.047029	10.061794	11.22%	4,828
2011*	10.000000	9.047029	-9.53%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.360370	3.60%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.162284	10.021655	-10.22%	26,032
2012	10.596370	11.162284	5.34%	23,784
2011*	10.000000	10.596370	5.96%	23,683
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.620478	16.815824	33.24%	27,755
2012	11.212355	12.620478	12.56%	10,564
2011	11.084324	11.212355	1.16%	11,650
2010	9.898513	11.084324	11.98%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.267603	18.437328	29.23%	13,796
2012	12.694291	14.267603	12.39%	4,057
2011	12.809703	12.694291	-0.90%	8,077
2010	11.512321	12.809703	11.27%	4,332
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.440295	14.40%	4,800
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.786219	12.106715	12.24%	92,196
2012	9.999032	10.786219	7.87%	83,421
2011	10.577314	9.999032	-5.47%	175,156
2010*	10.000000	10.577314	5.77%	191,165
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.708012	8.545344	-11.98%	8,405
2012	10.108289	9.708012	-3.96%	6,479
2011	11.796033	10.108289	-14.31%	49,464
2010*	10.000000	11.796033	17.96%	3,219
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.448368	10.654406	1.97%	6,326
2012*	10.000000	10.448368	4.48%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.974869	11.286389	13.15%	3,661
2012	9.059986	9.974869	10.10%	7,518
2011*	10.000000	9.059986	-9.40%	2,970

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.565009	15.752218	25.37%	12,684
2012	10.942695	12.565009	14.83%	10,047
2011	11.076160	10.942695	-1.20%	5,840
2010	9.826087	11.076160	12.72%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.384439	15.185408	33.39%	54,688
2012	10.144055	11.384439	12.23%	24,198
2011	10.342377	10.144055	-1.92%	16,198
2010	8.511707	10.342377	21.51%	2,866
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.537512	10.943819	3.86%	40,867
2012*	10.000000	10.537512	5.38%	1,119
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.340365	13.769465	21.42%	2,060
2012	10.023609	11.340365	13.14%	2,440
2011	10.377375	10.023609	-3.41%	1,176
2010*	10.000000	10.377375	3.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.506134	5.06%	9,560
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.380857	13.81%	34,285
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.257500	2.57%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.774112	11.835450	21.09%	35,507
2012	8.762764	9.774112	11.54%	58,113
2011	9.635619	8.762764	-9.06%	65,226
2010	8.530916	9.635619	12.95%	43,088
2009	6.237963	8.530916	36.76%	15,680
2008	11.173702	6.237963	-44.17%	2,041
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.965384	10.769857	8.07%	92,928
2012	9.169661	9.965384	8.68%	172,496
2011	9.372834	9.169661	-2.17%	157,112
2010	8.608526	9.372834	8.88%	52,051
2009	7.158663	8.608526	20.25%	24,980
2008	10.435883	7.158663	-31.40%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.387449	10.935660	16.49%	28,245
2012	8.512725	9.387449	10.28%	63,251
2011	9.058687	8.512725	-6.03%	71,619
2010	8.117811	9.058687	11.59%	38,992
2009	6.093774	8.117811	33.21%	5,254
2008	10.735587	6.093774	-43.24%	401
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.762964	6.806237	0.64%	50,430
2012	7.764269	6.762964	-12.90%	39,179
2011	8.661601	7.764269	-10.36%	90,751
2010	9.152981	8.661601	-5.37%	38,413
2009	9.720456	9.152981	-5.84%	38,698
2008*	10.000000	9.720456	-2.80%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	11.574627	13.337054	15.23%	13,989
2012	11.298699	11.574627	2.44%	3,996
2011	12.325991	11.298699	-8.33%	15,040
2010	11.298189	12.325991	9.10%	15,040
2009	9.047552	11.298189	24.88%	13,037
2008	15.562757	9.047552	-41.86%	48,448
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.594287	8.570378	-0.28%	15,934
2012	8.570452	8.594287	0.28%	32,980
2011	8.450323	8.570452	1.42%	23,540
2010	8.112437	8.450323	4.17%	23,334
2009	8.550373	8.112437	-5.12%	20,237
2008	10.723628	8.550373	-20.27%	21,078
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.121491	1.21%	31,302
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.053425	0.53%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.998352	-0.02%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.066355	13.584539	22.76%	116,989
2012	9.465957	11.066355	16.91%	84,260
2011	10.398263	9.465957	-8.97%	62,377
2010*	10.000000	10.398263	3.98%	51,925
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.802776	-1.97%	3,318

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.977124	-0.23%	51,115
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.108599	10.763673	6.48%	7,839
2012	9.431135	10.108599	7.18%	5,585
2011*	10.000000	9.431135	-5.69%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.766018	17.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.544429	12.752774	20.94%	55,954
2012	9.289170	10.544429	13.51%	56,155
2011*	10.000000	9.289170	-7.11%	4,638
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.743080	17.43%	11,598
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.478784	14.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.197327	14.222435	27.02%	11,030
2012	9.827260	11.197327	13.94%	11,030
2011	10.699739	9.827260	-8.15%	14,132
2010*	10.000000	10.699739	7.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.997221	12.369580	12.48%	45,627
2012	10.094213	10.997221	8.95%	34,287
2011	10.429579	10.094213	-3.22%	21,034
2010*	10.000000	10.429579	4.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.138098	13.247945	18.94%	41,593
2012	9.991233	11.138098	11.48%	0
2011	10.548019	9.991233	-5.28%	0
2010*	10.000000	10.548019	5.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.748988	11.064922	2.94%	18,352
2012	10.193308	10.748988	5.45%	27,798
2011	10.245702	10.193308	-0.51%	19,507
2010*	10.000000	10.245702	2.46%	2,297
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.272812	2.73%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.344777	3.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.071029	12.794434	15.57%	31,357
2012	10.043562	11.071029	10.23%	1,804
2011	10.482194	10.043562	-4.18%	0
2010*	10.000000	10.482194	4.82%	14,615
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.156786	13.601935	21.92%	2,994
2012	9.925624	11.156786	12.40%	1,842
2011	10.613301	9.925624	-6.48%	1,842
2010*	10.000000	10.613301	6.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.949196	11.948344	9.13%	16,326
2012	10.143019	10.949196	7.95%	45,904
2011	10.367062	10.143019	-2.16%	11,826
2010*	10.000000	10.367062	3.67%	9,641
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.739397	10.319485	-3.91%	12,623
2012	10.220417	10.739397	5.08%	86,579
2011*	10.000000	10.220417	2.20%	15,133
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.252044	2.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.316839	3.17%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.430865	9.251682	-1.90%	409,947
2012	9.614027	9.430865	-1.91%	941,699
2011	9.799709	9.614027	-1.89%	1,341,403
2010	9.989495	9.799709	-1.90%	693,575
2009*	10.000000	9.989495	-0.11%	622,284
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.540382	-4.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.160362	13.256001	18.78%	27,045
2012	9.848482	11.160362	13.32%	14,250
2011	11.107892	9.848482	-11.34%	8,608
2010*	10.000000	11.107892	11.08%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.606361	15.304284	31.86%	9,053
2012	10.187393	11.606361	13.93%	2,185
2011	10.731179	10.187393	-5.07%	1,053
2010*	10.000000	10.731179	7.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.871216	14.400355	32.46%	9,536
2012	9.424362	10.871216	15.35%	2,398
2011	10.229808	9.424362	-7.87%	1,161
2010*	10.000000	10.229808	2.30%	7,000
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.793460	16.036002	35.97%	10,484
2012	10.486684	11.793460	12.46%	8,534
2011	11.187350	10.486684	-6.26%	6,026
2010*	10.000000	11.187350	11.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.748752	15.637706	33.10%	13,067
2012	10.294172	11.748752	14.13%	21,210
2011	10.742530	10.294172	-4.17%	1,080
2010*	10.000000	10.742530	7.43%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.282692	-7.17%	658
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.069619	9.888704	-1.80%	23,652
2012	9.915757	10.069619	1.55%	0
2011*	10.000000	9.915757	-0.84%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.125152	1.25%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.625749	-3.74%	6,144
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.597318	9.783799	1.94%	91,633
2012*	10.000000	9.597318	-4.03%	70,435
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.181684	10.447939	2.62%	96,451
2012*	10.000000	10.181684	1.82%	78,062
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.383193	13.83%	17,741

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.695652	10.503891	-1.79%	46,510
2012	9.497035	10.695652	12.62%	48,511
2011*	10.000000	9.497035	-5.03%	13,592
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.416262	9.551293	-16.34%	12,544
2012	11.070634	11.416262	3.12%	7,306
2011	12.205344	11.070634	-9.30%	12,853
2010*	10.000000	12.205344	22.05%	3,923
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.708269	11.588949	-8.81%	31,801
2012	11.000590	12.708269	15.52%	51,549
2011	10.557391	11.000590	4.20%	54,071
2010*	10.000000	10.557391	5.57%	9,275
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.909522	10.915998	-8.34%	6,990
2012	11.537147	11.909522	3.23%	7,647
2011	10.847069	11.537147	6.36%	6,068
2010*	10.000000	10.847069	8.47%	11,169
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.982606	10.747961	-10.30%	33,855
2012	11.430836	11.982606	4.83%	13,446
2011	10.843178	11.430836	5.42%	48,130
2010*	10.000000	10.843178	8.43%	2,494
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.967936	12.401503	3.62%	41,635
2012	10.683798	11.967936	12.02%	66,304
2011	10.549022	10.683798	1.28%	32,396
2010*	10.000000	10.549022	5.49%	21,357
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.149284	9.933330	-2.13%	90,970
2012	9.783786	10.149284	3.74%	276,241
2011*	10.000000	9.783786	-2.16%	38,266
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.702435	10.267377	-4.07%	314,416
2012	9.963663	10.702435	7.41%	272,524
2011*	10.000000	9.963663	-0.36%	187,400
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.924204	-0.76%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.158359	8.787504	-4.05%	3,113
2012	8.361297	9.158359	9.53%	3,113
2011	11.158041	8.361297	-25.06%	73,807
2010*	10.000000	11.158041	11.58%	115,219
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.757279	12.895528	9.68%	0
2012	10.359614	11.757279	13.49%	2,405
2011	10.778608	10.359614	-3.89%	3,274
2010*	10.000000	10.778608	7.79%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.237407	13.207619	7.93%	176,848
2012	10.930958	12.237407	11.95%	366,263
2011	10.844497	10.930958	0.80%	2,158
2010*	10.000000	10.844497	8.44%	1,650
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.984925	10.133911	12.79%	51,865
2012	7.931761	8.984925	13.28%	2,229
2011	11.075118	7.931761	-28.38%	11,163
2010*	10.000000	11.075118	10.75%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.724298	12.731171	30.92%	4,800
2012	7.430786	9.724298	30.86%	0
2011*	10.000000	7.430786	-25.69%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.181798	9.505808	16.18%	18,140
2012	7.688217	8.181798	6.42%	82,607
2011*	10.000000	7.688217	-23.12%	5,026
ProFunds - ProFund VP Bear - Q/NQ
2013	6.537183	4.710211	-27.95%	1,313
2012	7.990232	6.537183	-18.19%	27,761
2011	8.938831	7.990232	-10.61%	409
2010*	10.000000	8.938831	-10.61%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.857970	21.244041	65.22%	7,049
2012	9.315423	12.857970	38.03%	11,711
2011*	10.000000	9.315423	-6.85%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.321131	14.410863	27.29%	29,649
2012	10.133459	11.321131	11.72%	174,545
2011	10.329234	10.133459	-1.90%	105,093
2010*	10.000000	10.329234	3.29%	55,533

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.708021	13.493408	26.01%	5,776
2012	9.846580	10.708021	8.75%	1,217
2011*	10.000000	9.846580	-1.53%	8,745
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.495862	15.773800	37.21%	6,847
2012	9.597838	11.495862	19.78%	2,643
2011*	10.000000	9.597838	-4.02%	13,850
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.032687	8.291902	-8.20%	43,163
2012	8.640372	9.032687	4.54%	42,128
2011	10.968802	8.640372	-21.23%	12,270
2010*	10.000000	10.968802	9.69%	116,251
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.790720	12.876061	19.33%	114,772
2012	9.434427	10.790720	14.38%	17,062
2011	10.554718	9.434427	-10.61%	1,998
2010*	10.000000	10.554718	5.55%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.083901	13.065624	29.57%	21,526
2012	8.241417	10.083901	22.36%	11,728
2011*	10.000000	8.241417	-17.59%	10,389
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.013939	15.100525	37.10%	14,925
2012	9.563187	11.013939	15.17%	2,356
2011*	10.000000	9.563187	-4.37%	9,558
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.879135	13.392556	35.56%	68,451
2012	8.696796	9.879135	13.60%	57,084
2011*	10.000000	8.696796	-13.03%	30,228
ProFunds - ProFund VP International - Q/NQ
2013	10.339078	12.119800	17.22%	119,963
2012	9.091201	10.339078	13.73%	55,571
2011	10.818330	9.091201	-15.96%	49,033
2010*	10.000000	10.818330	8.18%	5,729
ProFunds - ProFund VP Internet - Q/NQ
2013	9.896774	14.729316	48.83%	24,004
2012	8.423934	9.896774	17.48%	2,065
2011*	10.000000	8.423934	-15.76%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2013	8.567605	12.459111	45.42%	48,858
2012	7.103644	8.567605	20.61%	8,871
2011	8.889034	7.103644	-20.09%	0
2010*	10.000000	8.889034	-11.11%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.179485	16.043344	31.72%	47,970
2012	10.681997	12.179485	14.02%	40,622
2011	10.732263	10.681997	-0.47%	27,580
2010*	10.000000	10.732263	7.32%	21,268
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.163896	13.588077	21.71%	40,607
2012	11.060192	11.163896	0.94%	70,777
2011	11.026306	11.060192	0.31%	53,629
2010*	10.000000	11.026306	10.26%	135,338
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.359866	14.668664	29.13%	4,200
2012	10.353036	11.359866	9.72%	1,418
2011*	10.000000	10.353036	3.53%	12,293
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.915492	4.209747	-39.13%	26,685
2012	8.249881	6.915492	-16.17%	4,427
2011*	10.000000	8.249881	-17.50%	1,442
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.618457	10.426305	-1.81%	11,760
2012	9.238106	10.618457	14.94%	85,991
2011*	10.000000	9.238106	-7.62%	3,438
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.908738	5.608944	14.26%	5,530
2012	5.376985	4.908738	-8.71%	515
2011	8.769803	5.376985	-38.69%	0
2010*	10.000000	8.769803	-12.30%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.249793	10.802361	30.94%	0
2012	8.775868	8.249793	-5.99%	0
2011*	10.000000	8.775868	-12.24%	936
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.686617	7.523194	-2.13%	907
2012	9.011391	7.686617	-14.70%	0
2011	8.300550	9.011391	8.56%	11,656
2010*	10.000000	8.300550	-16.99%	1,427

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2013	6.651950	5.154638	-22.51%	9,686
2012	8.492994	6.651950	-21.68%	0
2011	8.503743	8.492994	-0.13%	43,472
2010*	10.000000	8.503743	-14.96%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.044027	4.185714	-30.75%	0
2012	7.587599	6.044027	-20.34%	40,136
2011	8.639289	7.587599	-12.17%	48,104
2010*	10.000000	8.639289	-13.61%	22,224
ProFunds - ProFund VP Technology - Q/NQ
2013	9.996944	12.277705	22.81%	14,765
2012	9.238693	9.996944	8.21%	16,091
2011*	10.000000	9.238693	-7.61%	28,950
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.835697	11.912773	9.94%	70
2012	9.480091	10.835697	14.30%	0
2011*	10.000000	9.480091	-5.20%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.631975	11.610725	-20.65%	18,399
2012	14.772369	14.631975	-0.95%	12,127
2011	10.492346	14.772369	40.79%	22,919
2010*	10.000000	10.492346	4.92%	114
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.418757	25.325857	75.65%	36,211
2012	10.989272	14.418757	31.21%	5,151
2011	11.337098	10.989272	-3.07%	1,263
2010*	10.000000	11.337098	13.37%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.566513	1.797094	-49.61%	34,492
2012	5.612893	3.566513	-36.46%	68,307
2011	7.351814	5.612893	-23.65%	0
2010*	10.000000	7.351814	-26.48%	1,988
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.582509	11.763558	11.16%	2,053
2012	10.772715	10.582509	-1.77%	3,779
2011*	10.000000	10.772715	7.73%	20,084
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.110552	7.743917	26.73%	26,900
2012	5.014721	6.110552	21.85%	58,994
2011	6.572946	5.014721	-23.71%	14,636
2010	5.927352	6.572946	10.89%	16,839
2009	6.257184	5.927352	-5.27%	8,015

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	21.145155	21.002506	-0.67%	4,409
2012	19.467974	21.145155	8.62%	14,705
2011	23.754418	19.467974	-18.04%	7,428
2010	19.115313	23.754418	24.27%	21,934
2009	12.534334	19.115313	52.50%	9,257
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.090185	21.314955	51.28%	16,836
2012	10.562854	14.090185	33.39%	31,633
2011	9.735881	10.562854	8.49%	30,977
2010	8.964948	9.735881	8.60%	17,293
2009	7.722320	8.964948	16.09%	97,217
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.693993	4.456913	-5.05%	12,575
2012	4.853461	4.693993	-3.29%	26,518
2011	5.299373	4.853461	-8.41%	32,723
2010	5.000437	5.299373	5.98%	42,715
2009	4.569059	5.000437	9.44%	18,975
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	19.216192	24.177026	25.82%	13,932
2012	17.964030	19.216192	6.97%	11,169
2011	16.095862	17.964030	11.61%	15,571
2010	13.989686	16.095862	15.06%	6,033
2009	11.971817	13.989686	16.86%	1,191
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.425031	16.639452	59.61%	8,741
2012	9.071984	10.425031	14.91%	25,441
2011	8.476916	9.071984	7.02%	18,176
2010	6.935730	8.476916	22.22%	55,975
2009	5.165564	6.935730	34.27%	533
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.453591	8.550258	32.49%	8,782
2012	6.510486	6.453591	-0.87%	7,356
2011	7.946618	6.510486	-18.07%	7,356
2010	7.393953	7.946618	7.47%	14,863
2009	4.385934	7.393953	68.58%	12,250
Rydex Variable Trust - Energy Fund - Q/NQ
2013	20.790072	25.181464	21.12%	16,184
2012	20.696476	20.790072	0.45%	13,289
2011	22.407001	20.696476	-7.63%	8,916
2010	19.185259	22.407001	16.79%	8,454
2009	14.120539	19.185259	35.87%	38,728

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	23.304283	28.323019	21.54%	8,783
2012	23.661275	23.304283	-1.51%	3,512
2011	26.589840	23.661275	-11.01%	8,167
2010	21.503343	26.589840	23.65%	18,362
2009	13.495827	21.503343	59.33%	24,247
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.346566	11.359804	21.54%	3,390
2012	7.831676	9.346566	19.34%	4,629
2011	9.407148	7.831676	-16.75%	4,108
2010	10.747358	9.407148	-12.47%	4,108
2009	8.076309	10.747358	33.07%	1,908
2008	18.239425	8.076309	-55.72%	2,081
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	7.893258	9.877039	25.13%	25,470
2012	6.558714	7.893258	20.35%	36,700
2011	7.858354	6.558714	-16.54%	16,731
2010	7.004352	7.858354	12.19%	11,891
2009	5.965903	7.004352	17.41%	12,998
2008	11.705893	5.965903	-49.04%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	18.072684	14.493220	-19.81%	8,586
2012	17.886129	18.072684	1.04%	10,733
2011	12.885984	17.886129	38.80%	34,651
2010	11.930275	12.885984	8.01%	20,086
2009	17.764660	11.930275	-32.84%	42,242
2008	12.503872	17.764660	42.07%	68
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	13.047308	18.151625	39.12%	31,177
2012	11.352063	13.047308	14.93%	38,295
2011	11.053304	11.352063	2.70%	29,694
2010	10.552984	11.053304	4.74%	26,517
2009	8.630198	10.552984	22.28%	94,709
2008	11.707982	8.630198	-26.29%	17,320
Rydex Variable Trust - Internet Fund - Q/NQ
2013	16.934375	25.123516	48.36%	14,975
2012	14.467165	16.934375	17.05%	8,400
2011	16.743201	14.467165	-13.59%	11,715
2010	14.131680	16.743201	18.48%	17,418
2009	8.685497	14.131680	62.70%	9,525
2008	16.062097	8.685497	-45.93%	3,003

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.903797	1.047950	-44.95%	136,012
2012	2.502816	1.903797	-23.93%	124,802
2011	3.498343	2.502816	-28.46%	121,922
2010	5.115836	3.498343	-31.62%	81,417
2009	9.422140	5.115836	-45.70%	86,218
2008	5.971479	9.422140	57.79%	1,298
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.416971	3.863609	13.07%	97,310
2012	3.713352	3.416971	-7.98%	17,751
2011	5.441506	3.713352	-31.76%	2,162
2010	6.361811	5.441506	-14.47%	2,434
2009	5.430816	6.361811	17.14%	13,922
2008	7.932581	5.430816	-31.54%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.174676	2.255680	-28.95%	26,533
2012	3.964192	3.174676	-19.92%	4,830
2011	4.360617	3.964192	-9.09%	4,830
2010	5.949887	4.360617	-26.71%	24,531
2009	9.371219	5.949887	-36.51%	72,104
2008	7.106493	9.371219	31.87%	47
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.869846	1.301405	-30.40%	1,278
2012	2.343037	1.869846	-20.20%	0
2011	2.655926	2.343037	-11.78%	1,865
2010	3.438770	2.655926	-22.77%	6,282
2009	5.850071	3.438770	-41.22%	123,893
2008	4.028562	5.850071	45.21%	1,957
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	2.988657	2.027409	-32.16%	7,505
2012	3.722525	2.988657	-19.71%	24,204
2011	4.107153	3.722525	-9.36%	4,998
2010	5.784927	4.107153	-29.00%	25,056
2009	8.782902	5.784927	-34.13%	123,582
2008	7.179940	8.782902	22.33%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.581707	2.581923	-27.91%	19,378
2012	4.398100	3.581707	-18.56%	66,821
2011	4.928828	4.398100	-10.77%	79,640
2010	6.050457	4.928828	-18.54%	37,269
2009	8.513059	6.050457	-28.93%	7,364
2008	6.231943	8.513059	36.60%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.132998	12.446484	53.04%	0
2012	6.903082	8.132998	17.82%	0
2011	9.903366	6.903082	-30.30%	1,008
2010	8.723101	9.903366	13.53%	1,059
2009	7.189935	8.723101	21.32%	165
2008	10.935244	7.189935	-34.25%	33
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	17.370526	24.267781	39.71%	924
2012	14.595794	17.370526	19.01%	5,897
2011	14.521909	14.595794	0.51%	934
2010	11.356736	14.521909	27.87%	7,602
2009	8.467180	11.356736	34.13%	6,749
2008	16.955767	8.467180	-50.06%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	19.928689	29.371263	47.38%	5,958
2012	16.340124	19.928689	21.96%	2,862
2011	18.024580	16.340124	-9.35%	13,430
2010	13.357299	18.024580	34.94%	18,779
2009	8.934750	13.357299	49.50%	40
2008	20.167255	8.934750	-55.70%	23
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.196132	21.562332	76.80%	21,403
2012	9.269575	12.196132	31.57%	12,969
2011	9.513042	9.269575	-2.56%	8,102
2010	7.083272	9.513042	34.30%	13,160
2009	3.315045	7.083272	113.67%	9,385
2008	12.333827	3.315045	-73.12%	109
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	16.687536	22.038146	32.06%	12,289
2012	14.568218	16.687536	14.55%	4,665
2011	14.534508	14.568218	0.23%	19,123
2010	12.504369	14.534508	16.24%	4,544
2009	8.385773	12.504369	49.11%	24,257
2008	14.716979	8.385773	-43.02%	10,836
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.460720	15.289594	46.16%	151,691
2012	8.723207	10.460720	19.92%	12,650
2011	8.996844	8.723207	-3.04%	5,096
2010	7.644608	8.996844	17.69%	5,393
2009	5.750771	7.644608	32.93%	9,025
2008	12.877562	5.750771	-55.34%	238

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	21.712795	11.479933	-47.13%	23,966
2012	23.080168	21.712795	-5.92%	24,935
2011	31.020276	23.080168	-25.60%	35,055
2010	22.900683	31.020276	35.46%	110,066
2009	15.642340	22.900683	46.40%	37,756
2008	25.955912	15.642340	-39.73%	31,364
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	17.673987	18.022030	1.97%	15,941
2012	15.224233	17.673987	16.09%	11,856
2011	15.174815	15.224233	0.33%	7,262
2010	12.388075	15.174815	22.50%	10,165
2009	10.081113	12.388075	22.88%	3,126
2008	17.610158	10.081113	-42.75%	2,300
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	16.792375	22.370645	33.22%	1,604
2012	14.659689	16.792375	14.55%	1,604
2011	14.191097	14.659689	3.30%	43,924
2010	11.559742	14.191097	22.76%	5,863
2009	8.170265	11.559742	41.49%	90,809
2008	12.421301	8.170265	-34.22%	2,077
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	15.309901	23.814877	55.55%	8,131
2012	12.781928	15.309901	19.78%	4,573
2011	14.837065	12.781928	-13.85%	1,853
2010	10.971669	14.837065	35.23%	3,037
2009	8.389551	10.971669	30.78%	122
2008	17.585876	8.389551	-52.29%	24
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	8.659761	14.332711	65.51%	9,641
2012	6.822743	8.659761	26.92%	17,417
2011	7.240552	6.822743	-5.77%	3,623
2010	5.882497	7.240552	23.09%	9,302
2009	4.096625	5.882497	43.59%	6,114
2008	13.044849	4.096625	-68.60%	6,704
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.338291	17.105183	38.63%	384,928
2012	11.100343	12.338291	11.15%	227,441
2011	11.439397	11.100343	-2.96%	174,466
2010	9.326223	11.439397	22.66%	56,136
2009	6.456796	9.326223	44.44%	59,890
2008	10.938392	6.456796	-40.97%	16,207

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.222176	17.417234	42.51%	313,700
2012	10.193545	12.222176	19.90%	68,595
2011	10.730630	10.193545	-5.01%	246,820
2010	9.091245	10.730630	18.03%	159,604
2009	6.126957	9.091245	48.38%	130,223
2008	12.164766	6.126957	-49.63%	12,350
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	17.536448	23.061284	31.50%	300,755
2012	15.403967	17.536448	13.84%	217,936
2011	15.805702	15.403967	-2.54%	47,106
2010	12.152357	15.805702	30.06%	212,318
2009	7.899454	12.152357	53.84%	315,182
2008	12.611214	7.899454	-37.36%	63,312
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.444637	17.911673	33.23%	208,743
2012	11.715434	13.444637	14.76%	32,737
2011	12.861657	11.715434	-8.91%	238,901
2010	10.913611	12.861657	17.85%	1,797
2009	7.165743	10.913611	52.30%	47,594
2008	12.958915	7.165743	-44.70%	42,083
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.162046	19.631821	38.62%	176,548
2012	13.052354	14.162046	8.50%	231,467
2011	12.852816	13.052354	1.55%	24,333
2010	10.447792	12.852816	23.02%	105,930
2009	7.949641	10.447792	31.42%	8,174
2008	12.338331	7.949641	-35.57%	43,912
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.296755	17.229728	40.12%	100,167
2012	10.413254	12.296755	18.09%	22,302
2011	11.721534	10.413254	-11.16%	23,217
2010	9.551093	11.721534	22.72%	2,994
2009	6.000034	9.551093	59.18%	2,100
2008	10.825434	6.000034	-44.57%	72,893
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.442471	5.180544	-4.81%	2,907
2012	5.920023	5.442471	-8.07%	1,430
2011	6.302933	5.920023	-6.08%	2,992
2010	6.728183	6.302933	-6.32%	2,537
2009	8.149196	6.728183	-17.44%	9,210
2008	7.869290	8.149196	3.56%	74

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.493796	16.594569	32.82%	27,553
2012	11.373359	12.493796	9.85%	9,636
2011	12.767844	11.373359	-10.92%	25,972
2010	11.616986	12.767844	9.91%	128,615
2009	7.610336	11.616986	52.65%	101,106
2008	14.211882	7.610336	-46.45%	38,740
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.196629	8.292850	15.23%	1,557
2012	6.996351	7.196629	2.86%	1,531
2011	8.331570	6.996351	-16.03%	17,366
2010	7.416610	8.331570	12.34%	17,604
2009	5.875082	7.416610	26.24%	26,603
2008	10.956499	5.875082	-46.38%	20,935
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	15.432824	22.806585	47.78%	23,140
2012	13.379697	15.432824	15.35%	12,040
2011	15.344596	13.379697	-12.81%	12,130
2010	12.600595	15.344596	21.78%	9,576
2009	10.942336	12.600595	15.15%	71,618
2008	14.924335	10.942336	-26.68%	5,365
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.343112	12.643934	11.47%	15,625
2012	11.435555	11.343112	-0.81%	13,572
2011	10.023783	11.435555	14.08%	53,065
2010	9.559927	10.023783	4.85%	48,168
2009	8.563583	9.559927	11.63%	26,070
2008	12.395598	8.563583	-30.91%	19,861
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.025025	9.557674	-4.66%	1,438
2012	10.140411	10.025025	-1.14%	3,646
2011	10.731736	10.140411	-5.51%	5,407
2010	11.589553	10.731736	-7.40%	2,409
2009	11.082002	11.589553	4.58%	1,386
2008	12.871879	11.082002	-13.91%	2,369
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.045809	0.46%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.880267	10.633984	-10.49%	8,248
2012	10.274258	11.880267	15.63%	14,279
2011*	10.000000	10.274258	2.74%	21,710

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.530526	10.602528	0.68%	23,207
2012	8.261131	10.530526	27.47%	5,225
2011*	10.000000	8.261131	-17.39%	1
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.872729	11.210906	13.55%	2,238
2012	8.851972	9.872729	11.53%	0
2011*	10.000000	8.851972	-11.48%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.771442	8.426869	8.43%	19,229
2012	7.662864	7.771442	1.42%	19,762
2011*	10.000000	7.662864	-23.37%	10,259
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.512355	9.802847	3.05%	8,222
2012	9.569628	9.512355	-0.60%	8,455
2011*	10.000000	9.569628	-4.30%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.053264	11.461333	14.01%	0
2012	9.043970	10.053264	11.16%	0
2011*	10.000000	9.043970	-9.56%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.359647	3.60%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.152826	10.008067	-10.26%	41,934
2012	10.592798	11.152826	5.29%	44,156
2011*	10.000000	10.592798	5.93%	11,655
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.552008	16.716079	33.17%	8,220
2012	11.157224	12.552008	12.50%	973
2011	11.035439	11.157224	1.10%	0
2010	9.859882	11.035439	11.92%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.190184	18.327946	29.16%	7,815
2012	12.631867	14.190184	12.34%	257
2011	12.753196	12.631867	-0.95%	70
2010	11.467380	12.753196	11.21%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.436402	14.36%	2,144
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.771596	12.084128	12.19%	24,859
2012	9.990568	10.771596	7.82%	19,495
2011	10.573743	9.990568	-5.52%	23,925
2010*	10.000000	10.573743	5.74%	22,989
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.694844	8.529405	-12.02%	215
2012	10.099740	9.694844	-4.01%	372
2011	11.792059	10.099740	-14.35%	157
2010*	10.000000	11.792059	17.92%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.444823	10.645353	1.92%	0
2012*	10.000000	10.444823	4.45%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.966400	11.271056	13.09%	1,280
2012	9.056916	9.966400	10.04%	426
2011*	10.000000	9.056916	-9.43%	642

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.496833	15.658769	25.30%	17,941
2012	10.888886	12.496833	14.77%	10,451
2011	11.027307	10.888886	-1.26%	289
2010	9.787731	11.027307	12.66%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.322689	15.095366	33.32%	15,731
2012	10.094191	11.322689	12.17%	11,726
2011	10.296774	10.094191	-1.97%	713
2010	8.478495	10.296774	21.45%	108
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.533925	10.934523	3.80%	15,293
2012*	10.000000	10.533925	5.34%	16,489
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.324995	13.743806	21.36%	3,541
2012	10.015135	11.324995	13.08%	5,122
2011	10.373869	10.015135	-3.46%	0
2010*	10.000000	10.373869	3.74%	3,145
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.502557	5.03%	620
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.376981	13.77%	4,779
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.256780	2.57%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.743870	11.792813	21.03%	46,030
2012	8.740117	9.743870	11.48%	33,647
2011	9.615606	8.740117	-9.10%	31,924
2010	8.517534	9.615606	12.89%	12,739
2009	6.231359	8.517534	36.69%	7,499
2008	11.167582	6.231359	-44.20%	1,355
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.934568	10.731081	8.02%	63,483
2012	9.145976	9.934568	8.62%	78,307
2011	9.353392	9.145976	-2.22%	90,159
2010	8.595037	9.353392	8.82%	1,598
2009	7.151089	8.595037	20.19%	316
2008	10.430170	7.151089	-31.44%	306

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.360356	10.898538	16.43%	17,529
2012	8.492501	9.360356	10.22%	26,425
2011	9.041773	8.492501	-6.07%	31,737
2010	8.106772	9.041773	11.53%	5,868
2009	6.088582	8.106772	33.15%	2,870
2008	10.731923	6.088582	-43.27%	875
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.749025	6.788749	0.59%	4,593
2012	7.752222	6.749025	-12.94%	9,913
2011	8.652546	7.752222	-10.41%	5,369
2010	9.148074	8.652546	-5.42%	5,389
2009	9.720198	9.148074	-5.89%	9,885
2008*	10.000000	9.720198	-2.80%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	11.511857	13.257967	15.17%	1,189
2012	11.243165	11.511857	2.39%	4,583
2011	12.271637	11.243165	-8.38%	4,814
2010	11.254089	12.271637	9.04%	4,664
2009	9.016828	11.254089	24.81%	9,773
2008	15.517836	9.016828	-41.89%	3,391
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.563248	8.535077	-0.33%	20,775
2012	8.543879	8.563248	0.23%	46,694
2011	8.428409	8.543879	1.37%	54,391
2010	8.095527	8.428409	4.11%	54,228
2009	8.536914	8.095527	-5.17%	6,852
2008	10.712219	8.536914	-20.31%	7,459
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.118037	1.18%	7,434
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.052723	0.53%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.997652	-0.02%	157
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.051316	13.559168	22.69%	40,356
2012	9.457931	11.051316	16.85%	45,376
2011	10.394733	9.457931	-9.01%	36,122
2010*	10.000000	10.394733	3.95%	38,515
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.799432	-2.01%	120

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.973731	-0.26%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.100010	10.749045	6.43%	3,267
2012	9.427946	10.100010	7.13%	2,433
2011*	10.000000	9.427946	-5.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.762006	17.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.535465	12.735436	20.88%	28,782
2012	9.286026	10.535465	13.46%	27,065
2011*	10.000000	9.286026	-7.14%	643
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.737315	17.37%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.473153	14.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.182138	14.195903	26.95%	0
2012	9.818951	11.182138	13.88%	0
2011	10.696127	9.818951	-8.20%	0
2010*	10.000000	10.696127	6.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.982299	12.346507	12.42%	1,254
2012	10.085667	10.982299	8.89%	3,378
2011	10.426067	10.085667	-3.26%	0
2010*	10.000000	10.426067	4.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.122990	13.223249	18.88%	19,720
2012	9.982779	11.122990	11.42%	0
2011	10.544462	9.982779	-5.33%	1,828
2010*	10.000000	10.544462	5.44%	2,750
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.734397	11.044265	2.89%	25,122
2012	10.184678	10.734397	5.40%	3,499
2011	10.242239	10.184678	-0.56%	3,487
2010*	10.000000	10.242239	2.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.272095	2.72%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.344057	3.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.056029	12.770596	15.51%	40,932
2012	10.035066	11.056029	10.17%	13,938
2011	10.478654	10.035066	-4.23%	9,864
2010*	10.000000	10.478654	4.79%	9,864
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.141675	13.576594	21.85%	0
2012	9.917237	11.141675	12.35%	534
2011	10.609725	9.917237	-6.53%	0
2010*	10.000000	10.609725	6.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.934325	11.926034	9.07%	0
2012	10.134422	10.934325	7.89%	96
2011	10.363560	10.134422	-2.21%	236
2010*	10.000000	10.363560	3.64%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.730275	10.305464	-3.96%	9,446
2012	10.216958	10.730275	5.02%	16,962
2011*	10.000000	10.216958	2.17%	5,868
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.251329	2.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.316114	3.16%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.416196	9.232581	-1.95%	226,527
2012	9.603975	9.416196	-1.96%	259,332
2011	9.794442	9.603975	-1.94%	328,486
2010	9.989215	9.794442	-1.95%	213,240
2009*	10.000000	9.989215	-0.11%	73,795
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.537129	-4.63%	2,482
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.145228	13.231276	18.72%	9,528
2012	9.840160	11.145228	13.26%	10,400
2011	11.104139	9.840160	-11.38%	183
2010*	10.000000	11.104139	11.04%	183

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.590619	15.275751	31.79%	712
2012	10.178772	11.590619	13.87%	0
2011	10.727555	10.178772	-5.12%	0
2010*	10.000000	10.727555	7.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.856461	14.373484	32.40%	0
2012	9.416383	10.856461	15.29%	0
2011	10.226352	9.416383	-7.92%	494
2010*	10.000000	10.226352	2.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.777456	16.006089	35.90%	1,225
2012	10.477809	11.777456	12.40%	33
2011	11.183573	10.477809	-6.31%	86
2010*	10.000000	11.183573	11.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.732815	15.608536	33.03%	2,368
2012	10.285453	11.732815	14.07%	46
2011	10.738894	10.285453	-4.22%	0
2010*	10.000000	10.738894	7.39%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.279531	-7.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.061068	9.875277	-1.85%	1,492
2012	9.912397	10.061068	1.50%	10,003
2011*	10.000000	9.912397	-0.88%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.124444	1.24%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.622466	-3.78%	615
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.594595	9.776038	1.89%	4,307
2012*	10.000000	9.594595	-4.05%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.178804	10.439671	2.56%	81,464
2012*	10.000000	10.178804	1.79%	349,958
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.379324	13.79%	8,321

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.686571	10.489639	-1.84%	56,585
2012	9.493832	10.686571	12.56%	50,706
2011*	10.000000	9.493832	-5.06%	144
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.400766	9.533468	-16.38%	2,258
2012	11.061261	11.400766	3.07%	2,133
2011	12.201222	11.061261	-9.34%	4,350
2010*	10.000000	12.201222	22.01%	3,207
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.691044	11.567344	-8.85%	14,337
2012	10.991288	12.691044	15.46%	21,242
2011	10.553828	10.991288	4.15%	6,386
2010*	10.000000	10.553828	5.54%	3,406
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.893321	10.895601	-8.39%	2,659
2012	11.527337	11.893321	3.17%	1,497
2011	10.843355	11.527337	6.31%	969
2010*	10.000000	10.843355	8.43%	398
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.966340	10.727910	-10.35%	21,162
2012	11.421165	11.966340	4.77%	26,107
2011	10.839513	11.421165	5.37%	5,896
2010*	10.000000	10.839513	8.40%	3,513
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.951701	12.378362	3.57%	33,782
2012	10.674765	11.951701	11.96%	43,206
2011	10.545463	10.674765	1.23%	379,630
2010*	10.000000	10.545463	5.45%	4,316
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.140629	9.919800	-2.18%	36,107
2012	9.780446	10.140629	3.68%	45,148
2011*	10.000000	9.780446	-2.20%	15,282
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.693354	10.253435	-4.11%	25,259
2012	9.960299	10.693354	7.36%	173,697
2011*	10.000000	9.960299	-0.40%	13,900
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.923511	-0.76%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.145921	8.771082	-4.10%	294
2012	8.354220	9.145921	9.48%	176
2011	11.154270	8.354220	-25.10%	176
2010*	10.000000	11.154270	11.54%	620
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.741296	12.871444	9.63%	0
2012	10.350815	11.741296	13.43%	0
2011	10.774926	10.350815	-3.94%	3,742
2010*	10.000000	10.774926	7.75%	617
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.220812	13.182989	7.87%	288,553
2012	10.921709	12.220812	11.89%	295,769
2011	10.840830	10.921709	0.75%	23,595
2010*	10.000000	10.840830	8.41%	886
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.972732	10.114992	12.73%	450
2012	7.925046	8.972732	13.22%	1,520
2011	11.071378	7.925046	-28.42%	1,555
2010*	10.000000	11.071378	10.71%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.716039	12.713882	30.85%	1,908
2012	7.428267	9.716039	30.80%	3,974
2011*	10.000000	7.428267	-25.72%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.174847	9.492889	16.12%	1,520
2012	7.685613	8.174847	6.37%	1,755
2011*	10.000000	7.685613	-23.14%	3,271
ProFunds - ProFund VP Bear - Q/NQ
2013	6.528310	4.701419	-27.98%	32,843
2012	7.983464	6.528310	-18.23%	6,784
2011	8.935811	7.983464	-10.66%	0
2010*	10.000000	8.935811	-10.64%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.847063	21.215198	65.14%	13,649
2012	9.312273	12.847063	37.96%	17,060
2011*	10.000000	9.312273	-6.88%	672
ProFunds - ProFund VP Bull - Q/NQ
2013	11.305760	14.383966	27.23%	10,786
2012	10.124877	11.305760	11.66%	14,575
2011	10.325743	10.124877	-1.95%	502
2010*	10.000000	10.325743	3.26%	2,077

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.698941	13.475103	25.95%	185
2012	9.843255	10.698941	8.69%	0
2011*	10.000000	9.843255	-1.57%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.486104	15.752385	37.14%	1,205
2012	9.594588	11.486104	19.71%	2,235
2011*	10.000000	9.594588	-4.05%	349
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.020437	8.276424	-8.25%	2,167
2012	8.633070	9.020437	4.49%	3,961
2011	10.965107	8.633070	-21.27%	464
2010*	10.000000	10.965107	9.65%	797
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.776071	12.852027	19.26%	5,899
2012	9.426440	10.776071	14.32%	1,839
2011	10.551153	9.426440	-10.66%	1,363
2010*	10.000000	10.551153	5.51%	191
ProFunds - ProFund VP Financials - Q/NQ
2013	10.075321	13.047859	29.50%	4,566
2012	8.238621	10.075321	22.29%	4,651
2011*	10.000000	8.238621	-17.61%	1,619
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.004602	15.080041	37.03%	2,056
2012	9.559956	11.004602	15.11%	94
2011*	10.000000	9.559956	-4.40%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.870753	13.374386	35.50%	4,852
2012	8.693857	9.870753	13.54%	369
2011*	10.000000	8.693857	-13.06%	367
ProFunds - ProFund VP International - Q/NQ
2013	10.325035	12.097175	17.16%	1,073
2012	9.083495	10.325035	13.67%	5,487
2011	10.814676	9.083495	-16.01%	715
2010*	10.000000	10.814676	8.15%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.888367	14.709308	48.75%	1,128
2012	8.421088	9.888367	17.42%	2,285
2011*	10.000000	8.421088	-15.79%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2013	8.555972	12.435858	45.35%	10,030
2012	7.097620	8.555972	20.55%	303
2011	8.886029	7.097620	-20.13%	260
2010*	10.000000	8.886029	-11.14%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.162987	16.013452	31.66%	7,252
2012	10.672973	12.162987	13.96%	3,579
2011	10.728647	10.672973	-0.52%	1,782
2010*	10.000000	10.728647	7.29%	1,244
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.148743	13.562729	21.65%	246
2012	11.050827	11.148743	0.89%	159
2011	11.022571	11.050827	0.26%	1,472
2010*	10.000000	11.022571	10.23%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.350222	14.648757	29.06%	2,331
2012	10.349547	11.350222	9.67%	141
2011*	10.000000	10.349547	3.50%	1,195
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.909628	4.204024	-39.16%	18,750
2012	8.247095	6.909628	-16.22%	6,207
2011*	10.000000	8.247095	-17.53%	818
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.609438	10.412136	-1.86%	5,443
2012	9.234980	10.609438	14.88%	1,414
2011*	10.000000	9.234980	-7.65%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.902063	5.598451	14.21%	16,748
2012	5.372430	4.902063	-8.76%	0
2011	8.766840	5.372430	-38.72%	864
2010*	10.000000	8.766840	-12.33%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.242758	10.787644	30.87%	0
2012	8.772888	8.242758	-6.04%	0
2011*	10.000000	8.772888	-12.27%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.676184	7.509163	-2.18%	0
2012	9.003761	7.676184	-14.74%	0
2011	8.297736	9.003761	8.51%	1,068
2010*	10.000000	8.297736	-17.02%	1,742

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2013	6.642930	5.145023	-22.55%	1,456
2012	8.485814	6.642930	-21.72%	1,456
2011	8.500868	8.485814	-0.18%	2,256
2010*	10.000000	8.500868	-14.99%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.035808	4.177888	-30.78%	226
2012	7.581167	6.035808	-20.38%	6,091
2011	8.636363	7.581167	-12.22%	2,752
2010*	10.000000	8.636363	-13.64%	8,774
ProFunds - ProFund VP Technology - Q/NQ
2013	9.988453	12.261042	22.75%	1,920
2012	9.235570	9.988453	8.15%	4,362
2011*	10.000000	9.235570	-7.64%	4,944
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.826506	11.896607	9.88%	434
2012	9.476889	10.826506	14.24%	0
2011*	10.000000	9.476889	-5.23%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.612142	11.589065	-20.69%	3,461
2012	14.759894	14.612142	-1.00%	764
2011	10.488801	14.759894	40.72%	1,300
2010*	10.000000	10.488801	4.89%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.399190	25.278631	75.56%	7,988
2012	10.979964	14.399190	31.14%	354
2011	11.333261	10.979964	-3.12%	573
2010*	10.000000	11.333261	13.33%	2,452
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.561662	1.793724	-49.64%	0
2012	5.608135	3.561662	-36.49%	9,969
2011	7.349324	5.608135	-23.69%	0
2010*	10.000000	7.349324	-26.51%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.573512	11.747560	11.10%	1,925
2012	10.769074	10.573512	-1.82%	5,334
2011*	10.000000	10.769074	7.69%	2,869
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.075559	7.695650	26.67%	24
2012	4.988555	6.075559	21.79%	21,634
2011	6.541985	4.988555	-23.75%	2,156
2010	5.902437	6.541985	10.84%	2,028
2009	6.234083	5.902437	-5.32%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	21.024227	20.871749	-0.73%	606
2012	19.366546	21.024227	8.56%	7,134
2011	23.642695	19.366546	-18.09%	664
2010	19.035100	23.642695	24.21%	4,348
2009	12.488109	19.035100	52.43%	8,047
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.009560	21.182206	51.20%	1,384
2012	10.507777	14.009560	33.33%	1,659
2011	9.690044	10.507777	8.44%	1,509
2010	8.927294	9.690044	8.54%	1,341
2009	7.693812	8.927294	16.03%	208
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.676672	4.438206	-5.10%	1,797
2012	4.838030	4.676672	-3.34%	2,145
2011	5.285205	4.838030	-8.46%	4,522
2010	4.989607	5.285205	5.92%	3,772
2009	4.561498	4.989607	9.39%	23,240
2008	9.126742	4.561498	-50.02%	5,053
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	19.106321	24.026550	25.75%	341
2012	17.870449	19.106321	6.92%	877
2011	16.020152	17.870449	11.55%	2,214
2010	13.930978	16.020152	15.00%	931
2009	11.927669	13.930978	16.80%	541
2008	15.879262	11.927669	-24.89%	862
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.379124	16.557755	59.53%	6,502
2012	9.036650	10.379124	14.86%	14,155
2011	8.448190	9.036650	6.97%	16,330
2010	6.915736	8.448190	22.16%	2,246
2009	5.153294	6.915736	34.20%	8,827
2008	13.729088	5.153294	-62.46%	8,478
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.416690	8.497031	32.42%	1,387
2012	6.476564	6.416690	-0.92%	0
2011	7.909232	6.476564	-18.11%	0
2010	7.362914	7.909232	7.42%	59
2009	4.369748	7.362914	68.50%	2,241
2008	8.933615	4.369748	-51.09%	92

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2013	20.671188	25.024709	21.06%	11,497
2012	20.588643	20.671188	0.40%	11,295
2011	22.301608	20.588643	-7.68%	3,663
2010	19.104748	22.301608	16.73%	2,707
2009	14.068458	19.104748	35.80%	3,951
2008	26.589244	14.068458	-47.09%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	23.170951	28.146616	21.47%	2,427
2012	23.537932	23.170951	-1.56%	2,264
2011	26.464710	23.537932	-11.06%	1,985
2010	21.413062	26.464710	23.59%	3,656
2009	13.446019	21.413062	59.25%	2,639
2008	32.347000	13.446019	-58.43%	13
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.293102	11.289079	21.48%	1,085
2012	7.790861	9.293102	19.28%	414
2011	9.362886	7.790861	-16.79%	597
2010	10.702236	9.362886	-12.51%	232
2009	8.046504	10.702236	33.00%	5,228
2008	18.181405	8.046504	-55.74%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	7.848097	9.815536	25.07%	754
2012	6.524522	7.848097	20.29%	1,141
2011	7.821360	6.524522	-16.58%	0
2010	6.974926	7.821360	12.14%	0
2009	5.943880	6.974926	17.35%	4,830
2008	11.668665	5.943880	-49.06%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	17.969349	14.403007	-19.85%	854
2012	17.792952	17.969349	0.99%	6,487
2011	12.825383	17.792952	38.73%	19,900
2010	11.880225	12.825383	7.96%	7,543
2009	17.699157	11.880225	-32.88%	1,314
2008	12.464121	17.699157	42.00%	1,311
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	12.972669	18.038577	39.05%	6,932
2012	11.292879	12.972669	14.87%	906
2011	11.001275	11.292879	2.65%	1,155
2010	10.508668	11.001275	4.69%	813
2009	8.598342	10.508668	22.22%	666
2008	11.670726	8.598342	-26.33%	978

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2013	16.837512	24.967107	48.28%	2,991
2012	14.391767	16.837512	16.99%	455
2011	16.664426	14.391767	-13.64%	861
2010	14.072345	16.664426	18.42%	1,918
2009	8.653443	14.072345	62.62%	6,861
2008	16.011012	8.653443	-45.95%	25
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.895388	1.042784	-44.98%	6,836
2012	2.493050	1.895388	-23.97%	24,033
2011	3.486476	2.493050	-28.49%	9,926
2010	5.101089	3.486476	-31.65%	8,698
2009	9.399780	5.101089	-45.73%	1,661
2008	5.960336	9.399780	57.71%	3,317
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.400167	3.842662	13.01%	112,695
2012	3.696980	3.400167	-8.03%	21,482
2011	5.420273	3.696980	-31.79%	378
2010	6.340215	5.420273	-14.51%	2,150
2009	5.415139	6.340215	17.08%	0
2008	7.913726	5.415139	-31.57%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.160679	2.244590	-28.98%	3,159
2012	3.948737	3.160679	-19.96%	3,159
2011	4.345817	3.948737	-9.14%	0
2010	5.932725	4.345817	-26.75%	1,956
2009	9.348959	5.932725	-36.54%	0
2008	7.093232	9.348959	31.80%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.859151	1.293293	-30.44%	938
2012	2.330828	1.859151	-20.24%	938
2011	2.643436	2.330828	-11.83%	938
2010	3.424339	2.643436	-22.80%	938
2009	5.828500	3.424339	-41.25%	0
2008	4.015747	5.828500	45.14%	8,886
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	2.975488	2.017442	-32.20%	5,816
2012	3.708026	2.975488	-19.76%	8,295
2011	4.093234	3.708026	-9.41%	9,442
2010	5.768263	4.093234	-29.04%	9,646
2009	8.762071	5.768263	-34.17%	0
2008	7.166566	8.762071	22.26%	3,559

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.561220	2.565843	-27.95%	9,846
2012	4.375179	3.561220	-18.60%	10,298
2011	4.905631	4.375179	-10.81%	4,662
2010	6.025067	4.905631	-18.58%	7,447
2009	8.481661	6.025067	-28.96%	0
2008	6.212111	8.481661	36.53%	3,677
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.086492	12.369007	52.96%	66
2012	6.867119	8.086492	17.76%	682
2011	9.856801	6.867119	-30.33%	0
2010	8.686497	9.856801	13.47%	0
2009	7.163416	8.686497	21.26%	269
2008	10.900476	7.163416	-34.28%	34
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	17.271295	24.116864	39.64%	551
2012	14.519821	17.271295	18.95%	299
2011	14.453662	14.519821	0.46%	0
2010	11.309113	14.453662	27.81%	618
2009	8.435970	11.309113	34.06%	1,174
2008	16.901905	8.435970	-50.09%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	19.814748	29.188466	47.31%	5,574
2012	16.254994	19.814748	21.90%	2,669
2011	17.939804	16.254994	-9.39%	1,167
2010	13.301242	17.939804	34.87%	3,298
2009	8.901786	13.301242	49.42%	4,604
2008	20.103154	8.901786	-55.72%	24
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.126360	21.428077	76.71%	7,830
2012	9.221252	12.126360	31.50%	420
2011	9.468266	9.221252	-2.61%	3,018
2010	7.053517	9.468266	34.23%	0
2009	3.302803	7.053517	113.56%	9,068
2008	12.294606	3.302803	-73.14%	115
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	16.592086	21.900938	32.00%	3,567
2012	14.492305	16.592086	14.49%	3,743
2011	14.466120	14.492305	0.18%	1,344
2010	12.451871	14.466120	16.18%	23,178
2009	8.354829	12.451871	49.04%	384
2008	14.670170	8.354829	-43.05%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.400883	15.194396	46.09%	18,868
2012	8.677738	10.400883	19.86%	501
2011	8.954509	8.677738	-3.09%	1,330
2010	7.612506	8.954509	17.63%	1,558
2009	5.729559	7.612506	32.86%	8,672
2008	12.836638	5.729559	-55.37%	179
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	21.588629	11.408456	-47.16%	20,663
2012	22.959917	21.588629	-5.97%	16,588
2011	30.874366	22.959917	-25.63%	5,934
2010	22.804577	30.874366	35.39%	4,446
2009	15.584649	22.804577	46.33%	4,755
2008	25.873407	15.584649	-39.77%	876
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	17.572972	17.909887	1.92%	9,537
2012	15.144951	17.572972	16.03%	9,223
2011	15.103465	15.144951	0.27%	433
2010	12.336099	15.103465	22.43%	1,286
2009	10.043936	12.336099	22.82%	3,721
2008	17.554211	10.043936	-42.78%	2,548
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	16.696367	22.231416	33.15%	297
2012	14.583322	16.696367	14.49%	297
2011	14.124346	14.583322	3.25%	714
2010	11.511225	14.124346	22.70%	665
2009	8.140114	11.511225	41.41%	606
2008	12.381807	8.140114	-34.26%	948
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	15.222306	23.666584	55.47%	7,547
2012	12.715287	15.222306	19.72%	2,634
2011	14.767244	12.715287	-13.90%	22,559
2010	10.925588	14.767244	35.16%	5,220
2009	8.358586	10.925588	30.71%	5,759
2008	17.529945	8.358586	-52.32%	6,976
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	8.610211	14.243464	65.43%	1,225
2012	6.787172	8.610211	26.86%	2,793
2011	7.206480	6.787172	-5.82%	21,147
2010	5.857793	7.206480	23.02%	0
2009	4.081509	5.857793	43.52%	10,453
2008	13.003382	4.081509	-68.61%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.283915	17.021127	38.56%	32,540
2012	11.057078	12.283915	11.10%	22,807
2011	11.400604	11.057078	-3.01%	10,788
2010	9.299327	11.400604	22.60%	3,286
2009	6.441453	9.299327	44.37%	10,951
2008	10.917971	6.441453	-41.00%	98
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.168287	17.331609	42.43%	40,269
2012	10.153789	12.168287	19.84%	22,906
2011	10.694225	10.153789	-5.05%	7,702
2010	9.065016	10.694225	17.97%	0
2009	6.112402	9.065016	48.31%	10,774
2008	12.142084	6.112402	-49.66%	85
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	17.459200	22.948013	31.44%	10,258
2012	15.343949	17.459200	13.79%	2,859
2011	15.752124	15.343949	-2.59%	9,893
2010	12.117325	15.752124	30.00%	2,091
2009	7.880695	12.117325	53.76%	14,784
2008	12.587699	7.880695	-37.39%	23
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.385338	17.823590	33.16%	8,281
2012	11.669733	13.385338	14.70%	179
2011	12.818015	11.669733	-8.96%	2,774
2010	10.882126	12.818015	17.79%	0
2009	7.148717	10.882126	52.22%	9,615
2008	12.934748	7.148717	-44.73%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.099659	19.535385	38.55%	14,349
2012	13.001495	14.099659	8.45%	5,454
2011	12.809247	13.001495	1.50%	5,616
2010	10.417687	12.809247	22.96%	1,614
2009	7.930777	10.417687	31.36%	0
2008	12.315334	7.930777	-35.60%	79
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.242551	17.145048	40.04%	22,340
2012	10.372641	12.242551	18.03%	18,400
2011	11.681772	10.372641	-11.21%	7,095
2010	9.523537	11.681772	22.66%	377
2009	5.985775	9.523537	59.10%	0
2008	10.805247	5.985775	-44.60%	99

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.422415	5.158824	-4.86%	225
2012	5.901223	5.422415	-8.11%	3,911
2011	6.286111	5.901223	-6.12%	3,343
2010	6.713645	6.286111	-6.37%	2,749
2009	8.135742	6.713645	-17.48%	0
2008	7.860291	8.135742	3.50%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.422379	16.491306	32.75%	481
2012	11.314130	12.422379	9.80%	1,182
2011	12.707822	11.314130	-10.97%	397
2010	11.568266	12.707822	9.85%	0
2009	7.582277	11.568266	52.57%	2,513
2008	14.166721	7.582277	-46.48%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.155481	8.241238	15.17%	0
2012	6.959901	7.155481	2.81%	0
2011	8.292387	6.959901	-16.07%	0
2010	7.385469	8.292387	12.28%	46
2009	5.853394	7.385469	26.17%	0
2008	10.921632	5.853394	-46.41%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	15.344547	22.664592	47.70%	5,152
2012	13.309965	15.344547	15.29%	289
2011	15.272394	13.309965	-12.85%	318
2010	12.547698	15.272394	21.71%	505
2009	10.901964	12.547698	15.10%	0
2008	14.876866	10.901964	-26.72%	946
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.278285	12.565268	11.41%	17,545
2012	11.376015	11.278285	-0.86%	19,287
2011	9.976677	11.376015	14.03%	2,256
2011	9.976677	11.376015	14.03%	2,256
2010	9.519849	9.976677	4.80%	1,343
2009	8.532025	9.519849	11.58%	4,042
2008	12.356219	8.532025	-30.95%	1,537
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.988030	9.517550	-4.71%	298
2012	10.108169	9.988030	-1.19%	592
2011	10.703065	10.108169	-5.56%	2,474
2010	11.564486	10.703065	-7.45%	215
2009	11.063664	11.564486	4.53%	0
2008	12.857145	11.063664	-13.95%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.045111	0.45%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.870191	10.619542	-10.54%	6,245
2012	10.270792	11.870191	15.57%	1,802
2011*	10.000000	10.270792	2.71%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.521595	10.588131	0.63%	3,384
2012	8.258336	10.521595	27.41%	48
2011*	10.000000	8.258336	-17.42%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.864349	11.195687	13.50%	2,104
2012	8.848970	9.864349	11.47%	707
2011*	10.000000	8.848970	-11.51%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.764830	8.415410	8.38%	52,447
2012	7.660267	7.764830	1.37%	44,029
2011*	10.000000	7.660267	-23.40%	2,094
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.504267	9.789506	3.00%	2,203
2012	9.566384	9.504267	-0.65%	0
2011*	10.000000	9.566384	-4.34%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.044714	11.445745	13.95%	0
2012	9.040905	10.044714	11.10%	0
2011*	10.000000	9.040905	-9.59%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.358925	3.59%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.143362	9.994470	-10.31%	910
2012	10.589224	11.143362	5.23%	3,514
2011*	10.000000	10.589224	5.89%	1,151
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.483877	16.616883	33.11%	0
2012	11.102336	12.483877	12.44%	0
2011	10.986742	11.102336	1.05%	0
2010	9.821370	10.986742	11.87%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.113246	18.219280	29.09%	0
2012	12.569802	14.113246	12.28%	0
2011	12.697007	12.569802	-1.00%	0
2010	11.422674	12.697007	11.16%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.432514	14.33%	193
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.756954	12.061563	12.13%	13,049
2012	9.982104	10.756954	7.76%	5,676
2011	10.570168	9.982104	-5.56%	426
2010*	10.000000	10.570168	5.70%	426
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.681683	8.513486	-12.07%	0
2012	10.091190	9.681683	-4.06%	0
2011	11.788069	10.091190	-14.39%	0
2010*	10.000000	11.788069	17.88%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.441272	10.636306	1.87%	0
2012*	10.000000	10.441272	4.41%	29,492
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.957937	11.255747	13.03%	0
2012	9.053852	9.957937	9.99%	0
2011*	10.000000	9.053852	-9.46%	584

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.429010	15.565851	25.24%	945
2012	10.835325	12.429010	14.71%	945
2011	10.978650	10.835325	-1.31%	0
2010	9.749523	10.978650	12.61%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.261216	15.005743	33.25%	589
2012	10.044518	11.261216	12.11%	4,169
2011	10.251325	10.044518	-2.02%	405
2010	8.445375	10.251325	21.38%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.530350	10.925247	3.75%	1,754
2012*	10.000000	10.530350	5.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.309616	13.718144	21.30%	1,174
2012	10.006649	11.309616	13.02%	1,331
2011	10.370362	10.006649	-3.51%	0
2010*	10.000000	10.370362	3.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.498973	4.99%	7,683
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.373109	13.73%	382
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.256070	2.56%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.713719	11.750336	20.97%	37,524
2012	8.717533	9.713719	11.43%	40,444
2011	9.595647	8.717533	-9.15%	38,539
2010	8.504191	9.595647	12.83%	39,764
2009	6.224766	8.504191	36.62%	27,913
2008	11.161473	6.224766	-44.23%	28,499
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.903828	10.692426	7.96%	20,358
2012	9.122337	9.903828	8.57%	27,506
2011	9.333959	9.122337	-2.27%	26,341
2010	8.581559	9.333959	8.77%	21,999
2009	7.143520	8.581559	20.13%	5,856
2008	10.424458	7.143520	-31.47%	5,691

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.333314	10.861516	16.37%	31,949
2012	8.472293	9.333314	10.16%	32,709
2011	9.024838	8.472293	-6.12%	30,537
2010	8.095722	9.024838	11.48%	36,901
2009	6.083394	8.095722	33.08%	16,456
2008	10.728272	6.083394	-43.30%	16,912
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.735068	6.771250	0.54%	1,144
2012	7.740159	6.735068	-12.99%	1,199
2011	8.643494	7.740159	-10.45%	2,200
2010	9.143174	8.643494	-5.47%	2,386
2009	9.719939	9.143174	-5.93%	11,409
2008*	10.000000	9.719939	-2.80%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	11.449381	13.179298	15.11%	1,661
2012	11.187867	11.449381	2.34%	1,972
2011	12.217509	11.187867	-8.43%	2,237
2010	11.210162	12.217509	8.99%	2,322
2009	8.986223	11.210162	24.75%	13,836
2008	15.473081	8.986223	-41.92%	4,924
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.532355	8.499947	-0.38%	20,154
2012	8.517398	8.532355	0.18%	6,378
2011	8.406566	8.517398	1.32%	7,933
2010	8.078668	8.406566	4.06%	8,095
2009	8.523478	8.078668	-5.22%	17,896
2008	10.700823	8.523478	-20.35%	9,840
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.114590	1.15%	7,394
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.052019	0.52%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.996957	-0.03%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.036325	13.533870	22.63%	2,245
2012	9.449932	11.036325	16.79%	5,719
2011	10.391231	9.449932	-9.06%	1,116
2010*	10.000000	10.391231	3.91%	852
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.796088	-2.04%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.970328	-0.30%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.091439	10.734447	6.37%	0
2012	9.424755	10.091439	7.07%	0
2011*	10.000000	9.424755	-5.75%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.758006	17.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.526520	12.718148	20.82%	48,325
2012	9.282883	10.526520	13.40%	9,354
2011*	10.000000	9.282883	-7.17%	585
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.731562	17.32%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.467525	14.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.166955	14.169410	26.89%	0
2012	9.810627	11.166955	13.83%	0
2011	10.692502	9.810627	-8.25%	0
2010*	10.000000	10.692502	6.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.967397	12.323472	12.36%	0
2012	10.077130	10.967397	8.83%	0
2011	10.422538	10.077130	-3.31%	0
2010*	10.000000	10.422538	4.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.107892	13.198565	18.82%	31,162
2012	9.974326	11.107892	11.36%	31,343
2011	10.540898	9.974326	-5.37%	18,877
2010*	10.000000	10.540898	5.41%	20,129
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.719827	11.023645	2.83%	9,734
2012	10.176054	10.719827	5.34%	2,514
2011	10.238781	10.176054	-0.61%	0
2010*	10.000000	10.238781	2.39%	3,844
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.271377	2.71%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.343332	3.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.041001	12.746733	15.45%	17,218
2012	10.026563	11.041001	10.12%	10,390
2011	10.475115	10.026563	-4.28%	9,424
2010*	10.000000	10.475115	4.75%	9,864
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.126535	13.551233	21.79%	1,990
2012	9.908831	11.126535	12.29%	724
2011	10.606137	9.908831	-6.57%	0
2010*	10.000000	10.606137	6.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.919486	11.903770	9.01%	0
2012	10.125841	10.919486	7.84%	0
2011	10.360052	10.125841	-2.26%	0
2010*	10.000000	10.360052	3.60%	567
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.721168	10.291462	-4.01%	0
2012	10.213506	10.721168	4.97%	6,438
2011*	10.000000	10.213506	2.14%	1,060
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.250610	2.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.315397	3.15%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.401529	9.213500	-2.00%	82,799
2012	9.593927	9.401529	-2.01%	88,591
2011	9.789172	9.593927	-1.99%	88,722
2010	9.988936	9.789172	-2.00%	12,645
2009*	10.000000	9.988936	-0.11%	35,912
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.533877	-4.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.130100	13.206586	18.66%	0
2012	9.831826	11.130100	13.20%	0
2011	11.100395	9.831826	-11.43%	0
2010*	10.000000	11.100395	11.00%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.574874	15.247214	31.73%	4,077
2012	10.170144	11.574874	13.81%	3,785
2011	10.723928	10.170144	-5.16%	3,785
2010*	10.000000	10.723928	7.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.841732	14.346669	32.33%	5,204
2012	9.408415	10.841732	15.23%	4,805
2011	10.222897	9.408415	-7.97%	2,748
2010*	10.000000	10.222897	2.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.761483	15.976242	35.84%	1,342
2012	10.468943	11.761483	12.35%	970
2011	11.179792	10.468943	-6.36%	970
2010*	10.000000	11.179792	11.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.716880	15.579398	32.97%	1,833
2012	10.276743	11.716880	14.01%	1,412
2011	10.735264	10.276743	-4.27%	1,412
2010*	10.000000	10.735264	7.35%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.276363	-7.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.052529	9.861857	-1.90%	7,346
2012	9.909054	10.052529	1.45%	21,386
2011*	10.000000	9.909054	-0.91%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.123738	1.24%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.619192	-3.81%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.591879	9.768284	1.84%	74
2012*	10.000000	9.591879	-4.08%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.175922	10.431393	2.51%	8,408
2012*	10.000000	10.175922	1.76%	32,806
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.375454	13.75%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.677486	10.475375	-1.89%	45,314
2012	9.490611	10.677486	12.51%	22,633
2011*	10.000000	9.490611	-5.09%	295
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.385301	9.515685	-16.42%	746
2012	11.051904	11.385301	3.02%	510
2011	12.197097	11.051904	-9.39%	92
2010*	10.000000	12.197097	21.97%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.673798	11.545741	-8.90%	2,041
2012	10.981983	12.673798	15.41%	13,705
2011	10.550260	10.981983	4.09%	2,491
2010*	10.000000	10.550260	5.50%	200
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.877127	10.875211	-8.44%	586
2012	11.517525	11.877127	3.12%	200
2011	10.839642	11.517525	6.25%	8,269
2010*	10.000000	10.839642	8.40%	200
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.950092	10.707878	-10.40%	919
2012	11.411485	11.950092	4.72%	201
2011	10.835845	11.411485	5.31%	201
2010*	10.000000	10.835845	8.36%	201
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.935477	12.355260	3.52%	1,016
2012	10.665729	11.935477	11.90%	956
2011	10.541896	10.665729	1.17%	4,800
2010*	10.000000	10.541896	5.42%	1,234
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.131966	9.906268	-2.23%	2,611
2012	9.777093	10.131966	3.63%	1,037
2011*	10.000000	9.777093	-2.23%	265
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.684266	10.239501	-4.16%	5,777
2012	9.956927	10.684266	7.30%	16,066
2011*	10.000000	9.956927	-0.43%	919
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.922817	-0.77%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.133492	8.754700	-4.15%	0
2012	8.347133	9.133492	9.42%	0
2011	11.150501	8.347133	-25.14%	0
2010*	10.000000	11.150501	11.51%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.725300	12.847355	9.57%	4,519
2012	10.342006	11.725300	13.38%	5,016
2011	10.771236	10.342006	-3.98%	2,795
2010*	10.000000	10.771236	7.71%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.204219	13.158384	7.82%	40,495
2012	10.912464	12.204219	11.84%	44,956
2011	10.837169	10.912464	0.69%	1,772
2010*	10.000000	10.837169	8.37%	543
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.960556	10.096121	12.67%	0
2012	7.918333	8.960556	13.16%	1,782
2011	11.067644	7.918333	-28.46%	0
2010*	10.000000	11.067644	10.68%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.707767	12.696584	30.79%	506
2012	7.425739	9.707767	30.73%	22,188
2011*	10.000000	7.425739	-25.74%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.167896	9.479989	16.06%	0
2012	7.683006	8.167896	6.31%	0
2011*	10.000000	7.683006	-23.17%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.519455	4.692639	-28.02%	0
2012	7.976715	6.519455	-18.27%	0
2011	8.932793	7.976715	-10.70%	2,353
2010*	10.000000	8.932793	-10.67%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.836147	21.186391	65.05%	733
2012	9.309114	12.836147	37.89%	428
2011*	10.000000	9.309114	-6.91%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.290423	14.357139	27.16%	3,320
2012	10.116309	11.290423	11.61%	10,429
2011	10.322252	10.116309	-2.00%	15,400
2010*	10.000000	10.322252	3.22%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.689844	13.456782	25.88%	0
2012	9.839918	10.689844	8.64%	128
2011*	10.000000	9.839918	-1.60%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.476345	15.730994	37.07%	640
2012	9.591346	11.476345	19.65%	121
2011*	10.000000	9.591346	-4.09%	1,130
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.008183	8.260973	-8.29%	2,570
2012	8.625750	9.008183	4.43%	4,702
2011	10.961398	8.625750	-21.31%	0
2010*	10.000000	10.961398	9.61%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.761448	12.828042	19.20%	2,416
2012	9.418458	10.761448	14.26%	905
2011	10.547587	9.418458	-10.71%	0
2010*	10.000000	10.547587	5.48%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.066787	13.030174	29.44%	155
2012	8.235838	10.066787	22.23%	0
2011*	10.000000	8.235838	-17.64%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	10.995247	15.059538	36.96%	619
2012	9.556715	10.995247	15.05%	0
2011*	10.000000	9.556715	-4.43%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.862348	13.356175	35.43%	2,638
2012	8.690901	9.862348	13.48%	1,990
2011*	10.000000	8.690901	-13.09%	1,353
ProFunds - ProFund VP International - Q/NQ
2013	10.311017	12.074598	17.10%	4,386
2012	9.075806	10.311017	13.61%	4,121
2011	10.811023	9.075806	-16.05%	0
2010*	10.000000	10.811023	8.11%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.879976	14.689343	48.68%	641
2012	8.418235	9.879976	17.36%	0
2011*	10.000000	8.418235	-15.82%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2013	8.544355	12.412646	45.27%	0
2012	7.091612	8.544355	20.49%	2,346
2011	8.883019	7.091612	-20.17%	0
2010*	10.000000	8.883019	-11.17%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.146490	15.983585	31.59%	2,130
2012	10.663941	12.146490	13.90%	2,382
2011	10.725027	10.663941	-0.57%	3,566
2010*	10.000000	10.725027	7.25%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.133619	13.537414	21.59%	0
2012	11.041482	11.133619	0.83%	0
2011	11.018852	11.041482	0.21%	0
2010*	10.000000	11.018852	10.19%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.340575	14.628843	29.00%	699
2012	10.346039	11.340575	9.61%	1,439
2011*	10.000000	10.346039	3.46%	1,192
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.903745	4.198299	-39.19%	0
2012	8.244302	6.903745	-16.26%	0
2011*	10.000000	8.244302	-17.56%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.600425	10.397981	-1.91%	159
2012	9.231854	10.600425	14.82%	0
2011*	10.000000	9.231854	-7.68%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.895394	5.587981	14.15%	4,494
2012	5.367866	4.895394	-8.80%	0
2011	8.763863	5.367866	-38.75%	0
2010*	10.000000	8.763863	-12.36%	314
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.235764	10.773004	30.81%	0
2012	8.769925	8.235764	-6.09%	0
2011*	10.000000	8.769925	-12.30%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.665763	7.495158	-2.23%	250
2012	8.996138	7.665763	-14.79%	0
2011	8.294921	8.996138	8.45%	337
2010*	10.000000	8.294921	-17.05%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2013	6.633894	5.135410	-22.59%	0
2012	8.478621	6.633894	-21.76%	0
2011	8.497986	8.478621	-0.23%	707
2010*	10.000000	8.497986	-15.02%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.027607	4.170080	-30.82%	0
2012	7.574743	6.027607	-20.42%	0
2011	8.633440	7.574743	-12.26%	0
2010*	10.000000	8.633440	-13.67%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	9.979955	12.244357	22.69%	87
2012	9.232443	9.979955	8.10%	0
2011*	10.000000	9.232443	-7.68%	1,184
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.817302	11.880437	9.83%	0
2012	9.473672	10.817302	14.18%	0
2011*	10.000000	9.473672	-5.26%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.592279	11.567424	-20.73%	0
2012	14.747378	14.592279	-1.05%	0
2011	10.485252	14.747378	40.65%	2,470
2010*	10.000000	10.485252	4.85%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.379667	25.231500	75.47%	4,740
2012	10.970682	14.379667	31.07%	1,156
2011	11.329441	10.970682	-3.17%	0
2010*	10.000000	11.329441	13.29%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.556820	1.790373	-49.66%	7,361
2012	5.603381	3.556820	-36.52%	2,193
2011	7.346831	5.603381	-23.73%	140
2010*	10.000000	7.346831	-26.53%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.564535	11.731606	11.05%	286
2012	10.765432	10.564535	-1.87%	5,544
2011*	10.000000	10.765432	7.65%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.040781	7.647694	26.60%	752
2012	4.962538	6.040781	21.73%	1,660
2011	6.511186	4.962538	-23.78%	0
2010	5.877640	6.511186	10.78%	0
2009	6.211069	5.877640	-5.37%	0
2008	10.772976	6.211069	-42.35%	1,262
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	20.903934	20.741733	-0.78%	460
2012	19.265583	20.903934	8.50%	550
2011	23.531433	19.265583	-18.13%	619
2010	18.955173	23.531433	24.14%	361
2009	12.442011	18.955173	52.35%	5,135
2008	23.253194	12.442011	-46.49%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	13.929443	21.050334	51.12%	2,270
2012	10.453027	13.929443	33.26%	466
2011	9.644453	10.453027	8.38%	1,517
2010	8.889819	9.644453	8.49%	466
2009	7.665417	8.889819	15.97%	50
2008	8.866134	7.665417	-13.54%	727
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.659413	4.419565	-5.15%	1,501
2012	4.822642	4.659413	-3.38%	2,142
2011	5.271072	4.822642	-8.51%	5,304
2010	4.978802	5.271072	5.87%	5,355
2009	4.553947	4.978802	9.33%	8,816
2008	9.116295	4.553947	-50.05%	5,731
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	18.997051	23.876962	25.69%	0
2012	17.777331	18.997051	6.86%	832
2011	15.944793	17.777331	11.49%	1,392
2010	13.872511	15.944793	14.94%	621
2009	11.883665	13.872511	16.74%	3,272
2008	15.828761	11.883665	-24.92%	79
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.333344	16.476324	59.45%	1,995
2012	9.001392	10.333344	14.80%	1,909
2011	8.419509	9.001392	6.91%	16,139
2010	6.895770	8.419509	22.10%	445
2009	5.141044	6.895770	34.13%	0
2008	13.703486	5.141044	-62.48%	786

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.379951	8.444085	32.35%	0
2012	6.442787	6.379951	-0.98%	0
2011	7.872001	6.442787	-18.16%	288
2010	7.331995	7.872001	7.37%	0
2009	4.353613	7.331995	68.41%	6,607
2008	8.905174	4.353613	-51.11%	1,850
Rydex Variable Trust - Energy Fund - Q/NQ
2013	20.552896	24.868839	21.00%	850
2012	20.481294	20.552896	0.35%	802
2011	22.196633	20.481294	-7.73%	876
2010	19.024507	22.196633	16.67%	114
2009	14.016523	19.024507	35.73%	1,603
2008	26.504631	14.016523	-47.12%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	23.038347	27.971260	21.41%	125
2012	23.415204	23.038347	-1.61%	289
2011	26.340134	23.415204	-11.10%	0
2010	21.323120	26.340134	23.53%	114
2009	13.396371	21.323120	59.17%	2,146
2008	32.244088	13.396371	-58.45%	271
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.239934	11.218764	21.42%	439
2012	7.750237	9.239934	19.22%	2,062
2011	9.318827	7.750237	-16.83%	521
2010	10.657308	9.318827	-12.56%	521
2009	8.016806	10.657308	32.94%	3,565
2008	18.123580	8.016806	-55.77%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	7.803178	9.754378	25.01%	3,045
2012	6.490488	7.803178	20.22%	3,534
2011	7.784542	6.490488	-16.62%	2,746
2010	6.945625	7.784542	12.08%	0
2009	5.921934	6.945625	17.29%	5,875
2008	11.631559	5.921934	-49.09%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	17.866555	14.313312	-19.89%	18,933
2012	17.700223	17.866555	0.94%	3,729
2011	12.765034	17.700223	38.66%	16,131
2010	11.830356	12.765034	7.90%	4,270
2009	17.633853	11.830356	-32.91%	19,120
2008	12.424467	17.633853	41.93%	7,814

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	12.898498	17.926322	38.98%	6,829
2012	11.234058	12.898498	14.82%	1,468
2011	10.949544	11.234058	2.60%	2,292
2010	10.464583	10.949544	4.63%	736
2009	8.566636	10.464583	22.16%	3,386
2008	11.633633	8.566636	-26.36%	1,156
Rydex Variable Trust - Internet Fund - Q/NQ
2013	16.741200	24.811640	48.21%	406
2012	14.316764	16.741200	16.93%	0
2011	16.586017	14.316764	-13.68%	242
2010	14.013274	16.586017	18.36%	224
2009	8.621506	14.013274	62.54%	8,215
2008	15.960109	8.621506	-45.98%	500
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.887025	1.037657	-45.01%	2,193
2012	2.483323	1.887025	-24.01%	4,471
2011	3.474640	2.483323	-28.53%	3,776
2010	5.086366	3.474640	-31.69%	0
2009	9.377452	5.086366	-45.76%	0
2008	5.949216	9.377452	57.63%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.383419	3.821786	12.96%	49,232
2012	3.680664	3.383419	-8.08%	9,620
2011	5.399095	3.680664	-31.83%	943
2010	6.318667	5.399095	-14.55%	1,977
2009	5.399504	6.318667	17.02%	0
2008	7.894912	5.399504	-31.61%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.146758	2.233567	-29.02%	0
2012	3.933359	3.146758	-20.00%	2,116
2011	4.331096	3.933359	-9.18%	0
2010	5.915645	4.331096	-26.79%	0
2009	9.326778	5.915645	-36.57%	0
2008	7.080005	9.326778	31.73%	129
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.848493	1.285222	-30.47%	4,431
2012	2.318664	1.848493	-20.28%	0
2011	2.630977	2.318664	-11.87%	0
2010	3.409953	2.630977	-22.84%	0
2009	5.806970	3.409953	-41.28%	0
2008	4.002953	5.806970	45.07%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	2.962359	2.007510	-32.23%	2,850
2012	3.693555	2.962359	-19.80%	0
2011	4.079341	3.693555	-9.46%	47,378
2010	5.751637	4.079341	-29.08%	0
2009	8.741279	5.751637	-34.20%	0
2008	7.153192	8.741279	22.20%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.540848	2.549863	-27.99%	0
2012	4.352374	3.540848	-18.65%	2,926
2011	4.882545	4.352374	-10.86%	463
2010	5.999770	4.882545	-18.62%	0
2009	8.450369	5.999770	-29.00%	0
2008	6.192364	8.450369	36.46%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.040200	12.291922	52.88%	690
2012	6.831300	8.040200	17.70%	782
2011	9.810404	6.831300	-30.37%	818
2010	8.650018	9.810404	13.41%	818
2009	7.136973	8.650018	21.20%	660
2008	10.865777	7.136973	-34.32%	691
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	17.172421	23.966576	39.56%	0
2012	14.444083	17.172421	18.89%	296
2011	14.385597	14.444083	0.41%	336
2010	11.261597	14.385597	27.74%	392
2009	8.404812	11.261597	33.99%	3,564
2008	16.848111	8.404812	-50.11%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	19.701335	29.006620	47.23%	983
2012	16.170227	19.701335	21.84%	1,087
2011	17.855354	16.170227	-9.44%	705
2010	13.245371	17.855354	34.80%	353
2009	8.868917	13.245371	49.35%	0
2008	20.039197	8.868917	-55.74%	479
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.056926	21.294537	76.62%	15,957
2012	9.173130	12.056926	31.44%	53
2011	9.423647	9.173130	-2.66%	0
2010	7.023845	9.423647	34.17%	0
2009	3.290594	7.023845	113.45%	1,835
2008	12.255463	3.290594	-73.15%	2,319

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	16.497187	21.764569	31.93%	3,240
2012	14.416779	16.497187	14.43%	4,191
2011	14.398062	14.416779	0.13%	3,887
2010	12.399605	14.398062	16.12%	2,682
2009	8.323997	12.399605	48.96%	11,748
2008	14.623523	8.323997	-43.08%	38
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.341402	15.099801	46.01%	10,438
2012	8.632519	10.341402	19.80%	4,218
2011	8.912390	8.632519	-3.14%	4,481
2010	7.580555	8.912390	17.57%	4,653
2009	5.708406	7.580555	32.80%	25,946
2008	12.795808	5.708406	-55.39%	3,718
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	21.464976	11.337308	-47.18%	4,997
2012	22.840096	21.464976	-6.02%	4,248
2011	30.728894	22.840096	-25.67%	1,943
2010	22.708696	30.728894	35.32%	1,985
2009	15.527069	22.708696	46.25%	3,461
2008	25.791016	15.527069	-39.80%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	17.472370	17.798275	1.87%	384
2012	15.065953	17.472370	15.97%	970
2011	15.032329	15.065953	0.22%	1,469
2010	12.284253	15.032329	22.37%	1,564
2009	10.006843	12.284253	22.76%	3,381
2008	17.498368	10.006843	-42.81%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	16.600790	22.092894	33.08%	0
2012	14.507264	16.600790	14.43%	0
2011	14.057840	14.507264	3.20%	2,181
2010	11.462870	14.057840	22.64%	0
2009	8.110062	11.462870	41.34%	3,078
2008	12.342395	8.110062	-34.29%	113
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	15.135220	23.519193	55.39%	1,639
2012	12.649003	15.135220	19.66%	16,326
2011	14.697746	12.649003	-13.94%	2,744
2010	10.879709	14.697746	35.09%	1,243
2009	8.327737	10.879709	30.64%	1,341
2008	17.474193	8.327737	-52.34%	505

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	8.560896	14.154670	65.34%	23,594
2012	6.751747	8.560896	26.80%	1,025
2011	7.172518	6.751747	-5.87%	3,282
2010	5.833164	7.172518	22.96%	0
2009	4.066434	5.833164	43.45%	0
2008	12.962003	4.066434	-68.63%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.229754	16.937453	38.49%	2,750
2012	11.013950	12.229754	11.04%	400
2011	11.361924	11.013950	-3.06%	3,195
2010	9.272502	11.361924	22.53%	2,758
2009	6.426151	9.272502	44.29%	9,468
2008	10.897612	6.426151	-41.03%	7,177
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.114640	17.246411	42.36%	10,124
2012	10.114193	12.114640	19.78%	3,445
2011	10.657948	10.114193	-5.10%	4,464
2010	9.038866	10.657948	17.91%	57,420
2009	6.097872	9.038866	48.23%	7,596
2008	12.119441	6.097872	-49.69%	6,226
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	17.382194	22.835154	31.37%	3,671
2012	15.284088	17.382194	13.73%	116
2011	15.698663	15.284088	-2.64%	1,681
2010	12.082352	15.698663	29.93%	1,234
2009	7.861955	12.082352	53.68%	12,091
2008	12.564193	7.861955	-37.43%	1,658
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.326322	17.735958	33.09%	1,199
2012	11.624215	13.326322	14.64%	1,316
2011	12.774524	11.624215	-9.00%	751
2010	10.850728	12.774524	17.73%	751
2009	7.131729	10.850728	52.15%	7,042
2008	12.910624	7.131729	-44.76%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	14.037476	19.439324	38.48%	2,735
2012	12.950787	14.037476	8.39%	818
2011	12.765784	12.950787	1.45%	848
2010	10.387629	12.765784	22.89%	1,076
2009	7.911937	10.387629	31.29%	1,338
2008	12.292366	7.911937	-35.64%	5,800

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.188556	17.060738	39.97%	1,544
2012	10.332171	12.188556	17.97%	1,990
2011	11.642127	10.332171	-11.25%	917
2010	9.496068	11.642127	22.60%	917
2009	5.971548	9.496068	59.02%	1,700
2008	10.785076	5.971548	-44.63%	7,252
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.402429	5.137188	-4.91%	11,582
2012	5.882480	5.402429	-8.16%	0
2011	6.269317	5.882480	-6.17%	5,023
2010	6.699137	6.269317	-6.42%	0
2009	8.122304	6.699137	-17.52%	0
2008	7.851309	8.122304	3.45%	205
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.351253	16.388518	32.69%	1,418
2012	11.255108	12.351253	9.74%	1,418
2011	12.647966	11.255108	-11.01%	1,596
2010	11.519651	12.647966	9.79%	0
2009	7.554267	11.519651	52.49%	3,592
2008	14.121626	7.554267	-46.51%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.114529	8.189888	15.11%	0
2012	6.923626	7.114529	2.76%	0
2011	8.253353	6.923626	-16.11%	0
2010	7.354456	8.253353	12.22%	0
2009	5.831783	7.354456	26.11%	0
2008	10.886887	5.831783	-46.43%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	15.256775	22.523475	47.63%	1,608
2012	13.240595	15.256775	15.23%	1,464
2011	15.200538	13.240595	-12.89%	853
2010	12.495025	15.200538	21.65%	937
2009	10.861746	12.495025	15.04%	0
2008	14.829560	10.861746	-26.76%	858
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.213746	12.486991	11.35%	0
2012	11.316708	11.213746	-0.91%	911
2011	9.929708	11.316708	13.97%	3,521
2010	9.479853	9.929708	4.75%	1,342
2009	8.500521	9.479853	11.52%	0
2008	12.316886	8.500521	-30.98%	134

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.951219	9.477637	-4.76%	1,426
2012	10.076049	9.951219	-1.24%	0
2011	10.674490	10.076049	-5.61%	0
2010	11.539485	10.674490	-7.50%	280
2009	11.045387	11.539485	4.47%	0
2008	12.842458	11.045387	-13.99%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.044407	0.44%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.860112	10.605108	-10.58%	576
2012	10.267318	11.860112	15.51%	509
2011*	10.000000	10.267318	2.67%	573
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.512647	10.573738	0.58%	135
2012	8.255534	10.512647	27.34%	0
2011*	10.000000	8.255534	-17.44%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.855978	11.180481	13.44%	1,046
2012	8.845980	9.855978	11.42%	1,186
2011*	10.000000	8.845980	-11.54%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.758228	8.403962	8.32%	1,068
2012	7.657669	7.758228	1.31%	178
2011*	10.000000	7.657669	-23.42%	752
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.496189	9.776217	2.95%	224
2012	9.563150	9.496189	-0.70%	0
2011*	10.000000	9.563150	-4.37%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.036177	11.430186	13.89%	0
2012	9.037847	10.036177	11.05%	0
2011*	10.000000	9.037847	-9.62%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.358200	3.58%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.133880	9.980867	-10.36%	0
2012	10.585628	11.133880	5.18%	29,994
2011*	10.000000	10.585628	5.86%	25,283
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.416100	16.518235	33.04%	0
2012	11.047712	12.416100	12.39%	0
2011	10.938249	11.047712	1.00%	0
2010	9.783000	10.938249	11.81%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.036512	18.110985	29.03%	0
2012	12.507859	14.036512	12.22%	0
2011	12.640868	12.507859	-1.05%	0
2010	11.377968	12.640868	11.10%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.428610	14.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.742348	12.039030	12.07%	0
2012	9.973646	10.742348	7.71%	0
2011	10.566598	9.973646	-5.61%	0
2010*	10.000000	10.566598	5.67%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.668519	8.497567	-12.11%	0
2012	10.082635	9.668519	-4.11%	0
2011	11.784078	10.082635	-14.44%	0
2010*	10.000000	11.784078	17.84%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.437716	10.627262	1.82%	0
2012*	10.000000	10.437716	4.38%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.949459	11.240420	12.98%	0
2012	9.050781	9.949459	9.93%	0
2011*	10.000000	9.050781	-9.49%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.361509	15.473424	25.17%	0
2012	10.781987	12.361509	14.65%	0
2011	10.930168	10.781987	-1.36%	0
2010	9.711407	10.930168	12.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	11.200065	14.916659	33.18%	0
2012	9.995081	11.200065	12.06%	0
2011	10.206067	9.995081	-2.07%	0
2010	8.412377	10.206067	21.32%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.526765	10.915944	3.70%	0
2012*	10.000000	10.526765	5.27%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.294240	13.692515	21.23%	0
2012	9.998157	11.294240	12.96%	0
2011	10.366852	9.998157	-3.56%	0
2010*	10.000000	10.366852	3.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.495390	4.95%	2,005
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.369233	13.69%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.255353	2.55%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.683629	11.707973	20.90%	0
2012	8.694970	9.683629	11.37%	0
2011	9.575691	8.694970	-9.20%	0
2010	8.490831	9.575691	12.78%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.873183	10.653901	7.91%	0
2012	9.098761	9.873183	8.51%	0
2011	9.314574	9.098761	-2.32%	0
2010	8.568100	9.314574	8.71%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.306334	10.824596	16.31%	0
2012	8.452122	9.306334	10.11%	0
2011	9.007947	8.452122	-6.17%	0
2010	8.084694	9.007947	11.42%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.721144	6.753810	0.49%	0
2012	7.728114	6.721144	-13.03%	0
2011	8.634444	7.728114	-10.50%	0
2010	9.138260	8.634444	-5.51%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	11.387180	13.101023	15.05%	0
2012	11.132793	11.387180	2.29%	0
2011	12.163554	11.132793	-8.47%	0
2010	11.166356	12.163554	8.93%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.501537	8.464929	-0.43%	0
2012	8.490987	8.501537	0.12%	0
2011	8.384750	8.490987	1.27%	0
2010	8.061812	8.384750	4.01%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.111140	1.11%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.051318	0.51%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.996258	-0.04%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.021339	13.508614	22.57%	0
2012	9.441919	11.021339	16.73%	0
2011	10.387714	9.441919	-9.10%	0
2010*	10.000000	10.387714	3.88%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.792759	-2.07%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.966927	-0.33%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.082866	10.719865	6.32%	0
2012	9.421565	10.082866	7.02%	0
2011*	10.000000	9.421565	-5.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.753990	17.54%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.517580	12.700856	20.76%	0
2012	9.279738	10.517580	13.34%	0
2011*	10.000000	9.279738	-7.20%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.725808	17.26%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.461903	14.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.151791	14.142951	26.82%	0
2012	9.802320	11.151791	13.77%	0
2011	10.688893	9.802320	-8.29%	0
2010*	10.000000	10.688893	6.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.952514	12.300475	12.31%	0
2012	10.068599	10.952514	8.78%	0
2011	10.419019	10.068599	-3.36%	0
2010*	10.000000	10.419019	4.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.092806	13.173911	18.76%	0
2012	9.965878	11.092806	11.31%	0
2011	10.537328	9.965878	-5.42%	0
2010*	10.000000	10.537328	5.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.705280	11.003067	2.78%	0
2012	10.167450	10.705280	5.29%	0
2011	10.235316	10.167450	-0.66%	0
2010*	10.000000	10.235316	2.35%	12,132
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.270663	2.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.342614	3.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.026025	12.722959	15.39%	0
2012	10.018081	11.026025	10.06%	0
2011	10.471573	10.018081	-4.33%	0
2010*	10.000000	10.471573	4.72%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.111426	13.525935	21.73%	0
2012	9.900441	11.111426	12.23%	0
2011	10.602550	9.900441	-6.62%	0
2010*	10.000000	10.602550	6.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.904669	11.881560	8.96%	0
2012	10.117270	10.904669	7.78%	0
2011	10.356558	10.117270	-2.31%	0
2010*	10.000000	10.356558	3.57%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.712051	10.277470	-4.06%	0
2012	10.210052	10.712051	4.92%	0
2011*	10.000000	10.210052	2.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.249896	2.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.314675	3.15%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.386889	9.194462	-2.05%	7,912
2012	9.583885	9.386889	-2.06%	8,498
2011	9.783904	9.583885	-2.04%	9,096
2010	9.988657	9.783904	-2.05%	9,703
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.530619	-4.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.114969	13.181907	18.60%	0
2012	9.823486	11.114969	13.15%	0
2011	11.096640	9.823486	-11.47%	0
2010*	10.000000	11.096640	10.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.559173	15.218786	31.66%	0
2012	10.161534	11.559173	13.75%	0
2011	10.720302	10.161534	-5.21%	0
2010*	10.000000	10.720302	7.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.827005	14.319873	32.26%	0
2012	9.400435	10.827005	15.18%	0
2011	10.219439	9.400435	-8.01%	0
2010*	10.000000	10.219439	2.19%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.745495	15.946391	35.77%	0
2012	10.460063	11.745495	12.29%	0
2011	11.176012	10.460063	-6.41%	0
2010*	10.000000	11.176012	11.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.700981	15.550320	32.90%	0
2012	10.268050	11.700981	13.96%	0
2011	10.731640	10.268050	-4.32%	0
2010*	10.000000	10.731640	7.32%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.273200	-7.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.043987	9.848455	-1.95%	0
2012	9.905703	10.043987	1.40%	0
2011*	10.000000	9.905703	-0.94%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.123030	1.23%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.615909	-3.84%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.589168	9.760538	1.79%	0
2012*	10.000000	9.589168	-4.11%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.173048	10.423125	2.46%	0
2012*	10.000000	10.173048	1.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.371570	13.72%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.668426	10.461142	-1.94%	0
2012	9.487406	10.668426	12.45%	0
2011*	10.000000	9.487406	-5.13%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.369853	9.497917	-16.46%	0
2012	11.042551	11.369853	2.96%	0
2011	12.192985	11.042551	-9.44%	0
2010*	10.000000	12.192985	21.93%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.656587	11.524179	-8.95%	0
2012	10.972678	12.656587	15.35%	0
2011	10.546687	10.972678	4.04%	0
2010*	10.000000	10.546687	5.47%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.860943	10.854855	-8.48%	0
2012	11.507722	11.860943	3.07%	0
2011	10.835931	11.507722	6.20%	0
2010*	10.000000	10.835931	8.36%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.933879	10.687899	-10.44%	0
2012	11.401830	11.933879	4.67%	0
2011	10.832178	11.401830	5.26%	0
2010*	10.000000	10.832178	8.32%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.919262	12.332174	3.46%	0
2012	10.656693	11.919262	11.85%	0
2011	10.538331	10.656693	1.12%	0
2010*	10.000000	10.538331	5.38%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.123315	9.892751	-2.28%	46,880
2012	9.773742	10.123315	3.58%	30,947
2011*	10.000000	9.773742	-2.26%	27,474
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.675195	10.225582	-4.21%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.922124	-0.78%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.121091	8.738353	-4.20%	0
2012	8.340058	9.121091	9.36%	0
2011	11.146730	8.340058	-25.18%	0
2010*	10.000000	11.146730	11.47%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.709326	12.823298	9.51%	0
2012	10.333196	11.709326	13.32%	0
2011	10.767542	10.333196	-4.03%	0
2010*	10.000000	10.767542	7.68%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.187657	13.133824	7.76%	0
2012	10.903224	12.187657	11.78%	0
2011	10.833504	10.903224	0.64%	0
2010*	10.000000	10.833504	8.34%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.948379	10.077260	12.62%	0
2012	7.911625	8.948379	13.10%	0
2011	11.063904	7.911625	-28.49%	0
2010*	10.000000	11.063904	10.64%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.699507	12.679317	30.72%	0
2012	7.423218	9.699507	30.66%	0
2011*	10.000000	7.423218	-25.77%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.160956	9.467095	16.00%	0
2012	7.680402	8.160956	6.26%	0
2011*	10.000000	7.680402	-23.20%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.510595	4.683873	-28.06%	0
2012	7.969954	6.510595	-18.31%	0
2011	8.929765	7.969954	-10.75%	0
2010*	10.000000	8.929765	-10.70%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.825254	21.157616	64.97%	0
2012	9.305968	12.825254	37.82%	0
2011*	10.000000	9.305968	-6.94%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.275078	14.330310	27.10%	0
2012	10.107731	11.275078	11.55%	0
2011	10.318759	10.107731	-2.05%	0
2010*	10.000000	10.318759	3.19%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.680768	13.438509	25.82%	0
2012	9.836593	10.680768	8.58%	0
2011*	10.000000	9.836593	-1.63%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.466597	15.709605	37.00%	0
2012	9.588095	11.466597	19.59%	0
2011*	10.000000	9.588095	-4.12%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	8.995936	8.245536	-8.34%	0
2012	8.618435	8.995936	4.38%	0
2011	10.957692	8.618435	-21.35%	0
2010*	10.000000	10.957692	9.58%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.746817	12.804075	19.14%	0
2012	9.410461	10.746817	14.20%	0
2011	10.544011	9.410461	-10.75%	0
2010*	10.000000	10.544011	5.44%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.058205	13.012424	29.37%	0
2012	8.233035	10.058205	22.17%	0
2011*	10.000000	8.233035	-17.67%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	10.985916	15.039081	36.89%	0
2012	9.553488	10.985916	14.99%	0
2011*	10.000000	9.553488	-4.47%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.853977	13.338028	35.36%	0
2012	8.687959	9.853977	13.42%	0
2011*	10.000000	8.687959	-13.12%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.297008	12.052036	17.04%	0
2012	9.068105	10.297008	13.55%	0
2011	10.807367	9.068105	-16.09%	0
2010*	10.000000	10.807367	8.07%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.871577	14.669377	48.60%	0
2012	8.415384	9.871577	17.30%	0
2011*	10.000000	8.415384	-15.85%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.532730	12.389450	45.20%	0
2012	7.085591	8.532730	20.42%	0
2011	8.880013	7.085591	-20.21%	0
2010*	10.000000	8.880013	-11.20%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.129996	15.953735	31.52%	0
2012	10.654915	12.129996	13.84%	0
2011	10.721400	10.654915	-0.62%	0
2010*	10.000000	10.721400	7.21%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.118506	13.512137	21.53%	0
2012	11.032126	11.118506	0.78%	0
2011	11.015125	11.032126	0.15%	0
2010*	10.000000	11.015125	10.15%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.330929	14.608950	28.93%	0
2012	10.342535	11.330929	9.56%	0
2011*	10.000000	10.342535	3.43%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.897872	4.192580	-39.22%	0
2012	8.241506	6.897872	-16.30%	0
2011*	10.000000	8.241506	-17.58%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.591413	10.383847	-1.96%	0
2012	9.228723	10.591413	14.77%	0
2011*	10.000000	9.228723	-7.71%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.888733	5.577540	14.09%	0
2012	5.363311	4.888733	-8.85%	0
2011	8.760901	5.363311	-38.78%	0
2010*	10.000000	8.760901	-12.39%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.228753	10.758344	30.74%	0
2012	8.766949	8.228753	-6.14%	0
2011*	10.000000	8.766949	-12.33%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.655349	7.481152	-2.28%	0
2012	8.988517	7.655349	-14.83%	0
2011	8.292117	8.988517	8.40%	0
2010*	10.000000	8.292117	-17.08%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.624881	5.125810	-22.63%	0
2012	8.471441	6.624881	-21.80%	0
2011	8.495104	8.471441	-0.28%	0
2010*	10.000000	8.495104	-15.05%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.019421	4.162295	-30.85%	0
2012	7.568327	6.019421	-20.47%	0
2011	8.630520	7.568327	-12.31%	0
2010*	10.000000	8.630520	-13.69%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2013	9.971491	12.227733	22.63%	0
2012	9.229321	9.971491	8.04%	0
2011*	10.000000	9.229321	-7.71%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.808120	11.864284	9.77%	0
2012	9.470475	10.808120	14.12%	0
2011*	10.000000	9.470475	-5.30%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.572471	11.545826	-20.77%	0
2012	14.734892	14.572471	-1.10%	0
2011	10.481704	14.734892	40.58%	0
2010*	10.000000	10.481704	4.82%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.360149	25.184423	75.38%	0
2012	10.961384	14.360149	31.01%	0
2011	11.325604	10.961384	-3.22%	0
2010*	10.000000	11.325604	13.26%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.551970	1.787024	-49.69%	0
2012	5.598619	3.551970	-36.56%	0
2011	7.344336	5.598619	-23.77%	0
2010*	10.000000	7.344336	-26.56%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.555562	11.715663	10.99%	3,186
2012	10.761788	10.555562	-1.92%	7,441
2011*	10.000000	10.761788	7.62%	6,233
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.006147	7.599986	26.54%	0
2012	4.936615	6.006147	21.67%	0
2011	6.480483	4.936615	-23.82%	0
2010	5.852910	6.480483	10.72%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	20.784266	20.612470	-0.83%	0
2012	19.165088	20.784266	8.45%	0
2011	23.420622	19.165088	-18.17%	0
2010	18.875530	23.420622	24.08%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	13.849700	20.919165	51.04%	0
2012	10.398495	13.849700	33.19%	0
2011	9.599023	10.398495	8.33%	0
2010	8.852464	9.599023	8.43%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.642200	4.401004	-5.20%	0
2012	4.807287	4.642200	-3.43%	0
2011	5.256969	4.807287	-8.55%	0
2010	4.968018	5.256969	5.82%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	18.888341	23.728222	25.62%	0
2012	17.684643	18.888341	6.81%	0
2011	15.869726	17.684643	11.44%	0
2010	13.814236	15.869726	14.88%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.287758	16.395283	59.37%	0
2012	8.966259	10.287758	14.74%	0
2011	8.390919	8.966259	6.86%	0
2010	6.875862	8.390919	22.03%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.343422	8.391452	32.29%	0
2012	6.409178	6.343422	-1.03%	0
2011	7.834934	6.409178	-18.20%	0
2010	7.301181	7.834934	7.31%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	20.435251	24.713859	20.94%	0
2012	20.374481	20.435251	0.30%	0
2011	22.092131	20.374481	-7.77%	0
2010	18.944590	22.092131	16.61%	484
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	22.906488	27.796988	21.35%	0
2012	23.293111	22.906488	-1.66%	0
2011	26.216155	23.293111	-11.15%	0
2010	21.233586	26.216155	23.47%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	9.187035	11.148856	21.35%	0
2012	7.709804	9.187035	19.16%	0
2011	9.274938	7.709804	-16.87%	0
2010	10.612531	9.274938	-12.60%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	7.758489	9.693558	24.94%	0
2012	6.456613	7.758489	20.16%	0
2011	7.747853	6.456613	-16.67%	0
2010	6.916422	7.747853	12.02%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	17.764322	14.224155	-19.93%	0
2012	17.607952	17.764322	0.89%	0
2011	12.704941	17.607952	38.59%	0
2010	11.780673	12.704941	7.85%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	12.824665	17.814618	38.91%	0
2012	11.175457	12.824665	14.76%	0
2011	10.897979	11.175457	2.55%	0
2010	10.420609	10.897979	4.58%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	16.645358	24.657021	48.13%	0
2012	14.242080	16.645358	16.87%	0
2011	16.507914	14.242080	-13.73%	0
2010	13.954401	16.507914	18.30%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.878701	1.032540	-45.04%	0
2012	2.473628	1.878701	-24.05%	0
2011	3.462839	2.473628	-28.57%	0
2010	5.071689	3.462839	-31.72%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.366751	3.801018	12.90%	0
2012	3.664404	3.366751	-8.12%	0
2011	5.377997	3.664404	-31.86%	0
2010	6.297188	5.377997	-14.60%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.132854	2.222559	-29.06%	0
2012	3.917981	3.132854	-20.04%	0
2011	4.316360	3.917981	-9.23%	0
2010	5.898544	4.316360	-26.82%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	1.837899	1.277208	-30.51%	0
2012	2.306557	1.837899	-20.32%	0
2011	2.618577	2.306557	-11.92%	0
2010	3.395611	2.618577	-22.88%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	2.949293	1.997635	-32.27%	0
2012	3.679145	2.949293	-19.84%	0
2011	4.065489	3.679145	-9.50%	0
2010	5.735029	4.065489	-29.11%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.520565	2.533963	-28.02%	0
2012	4.329656	3.520565	-18.69%	0
2011	4.859535	4.329656	-10.90%	0
2010	5.974549	4.859535	-18.66%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	7.994177	12.215344	52.80%	0
2012	6.795676	7.994177	17.64%	0
2011	9.764235	6.795676	-30.40%	0
2010	8.613697	9.764235	13.36%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	17.074139	23.817266	39.49%	0
2012	14.368762	17.074139	18.83%	0
2011	14.317870	14.368762	0.36%	0
2010	11.214286	14.317870	27.68%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	19.588560	28.825873	47.16%	0
2012	16.085882	19.588560	21.77%	0
2011	17.771277	16.085882	-9.48%	0
2010	13.189728	17.771277	34.74%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	11.987896	21.161832	76.53%	0
2012	9.125279	11.987896	31.37%	0
2011	9.379279	9.125279	-2.71%	0
2010	6.994342	9.379279	34.10%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	16.402785	21.629001	31.86%	0
2012	14.341606	16.402785	14.37%	0
2011	14.330281	14.341606	0.08%	0
2010	12.347525	14.330281	16.06%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	10.282134	15.005619	45.94%	0
2012	8.587440	10.282134	19.73%	0
2011	8.870371	8.587440	-3.19%	0
2010	7.548678	8.870371	17.51%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	21.342081	11.266619	-47.21%	0
2012	22.720947	21.342081	-6.07%	0
2011	30.584193	22.720947	-25.71%	0
2010	22.613282	30.584193	35.25%	681

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	17.372351	17.687358	1.81%	0
2012	14.987370	17.372351	15.91%	0
2011	14.961537	14.987370	0.17%	0
2010	12.232634	14.961537	22.31%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	16.505873	21.955371	33.02%	0
2012	14.431689	16.505873	14.37%	0
2011	13.991722	14.431689	3.14%	0
2010	11.414763	13.991722	22.58%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	15.048542	23.372581	55.31%	0
2012	12.582994	15.048542	19.59%	0
2011	14.628512	12.582994	-13.98%	0
2010	10.833982	14.628512	35.02%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	8.511946	14.066572	65.26%	0
2012	6.716570	8.511946	26.73%	0
2011	7.138777	6.716570	-5.91%	0
2010	5.808672	7.138777	22.90%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.175783	16.854102	38.42%	0
2012	10.970958	12.175783	10.98%	0
2011	11.323340	10.970958	-3.11%	0
2010	9.245722	11.323340	22.47%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.061218	17.161609	42.29%	5,029
2012	10.074748	12.061218	19.72%	3,940
2011	10.621786	10.074748	-5.15%	3,362
2010	9.012792	10.621786	17.85%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	17.305551	22.722880	31.30%	0
2012	15.224472	17.305551	13.67%	0
2011	15.645397	15.224472	-2.69%	0
2010	12.047498	15.645397	29.86%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.267529	17.648711	33.02%	0
2012	11.578859	13.267529	14.58%	0
2011	12.731164	11.578859	-9.05%	0
2010	10.819412	12.731164	17.67%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	13.975540	19.343689	38.41%	0
2012	12.900233	13.975540	8.34%	0
2011	12.722433	12.900233	1.40%	0
2010	10.357627	12.722433	22.83%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.134779	16.976804	39.90%	0
2012	10.291844	12.134779	17.91%	0
2011	11.602596	10.291844	-11.30%	0
2010	9.468636	11.602596	22.54%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.382494	5.115626	-4.96%	0
2012	5.863773	5.382494	-8.21%	0
2011	6.252565	5.863773	-6.22%	0
2010	6.684644	6.252565	-6.46%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.280544	16.286388	32.62%	0
2012	11.196403	12.280544	9.68%	0
2011	12.588415	11.196403	-11.06%	0
2010	11.471256	12.588415	9.74%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.073790	8.138836	15.06%	0
2012	6.887485	7.073790	2.70%	0
2011	8.214467	6.887485	-16.15%	0
2010	7.323544	8.214467	12.17%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	15.169427	22.383101	47.55%	0
2012	13.171524	15.169427	15.17%	0
2011	15.128956	13.171524	-12.94%	0
2010	12.442533	15.128956	21.59%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.149573	12.409186	11.30%	0
2012	11.257706	11.149573	-0.96%	0
2011	9.882964	11.257706	13.91%	0
2010	9.440039	9.882964	4.69%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.914477	9.437825	-4.81%	0
2012	10.043993	9.914477	-1.29%	0
2011	10.645956	10.043993	-5.65%	0
2010	11.514519	10.645956	-7.54%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.043705	0.44%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.850047	10.590702	-10.63%	0
2012	10.263852	11.850047	15.45%	0
2011*	10.000000	10.263852	2.64%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.503700	10.559343	0.53%	0
2012	8.252730	10.503700	27.28%	0
2011*	10.000000	8.252730	-17.47%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.847602	11.165289	13.38%	0
2012	8.842987	9.847602	11.36%	0
2011*	10.000000	8.842987	-11.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.751617	8.392511	8.27%	4,884
2012	7.655066	7.751617	1.26%	7,557
2011*	10.000000	7.655066	-23.45%	4,447
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.488136	9.762933	2.90%	0
2012	9.559913	9.488136	-0.75%	0
2011*	10.000000	9.559913	-4.40%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.027648	11.414642	13.83%	0
2012	9.034785	10.027648	10.99%	0
2011*	10.000000	9.034785	-9.65%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.357478	3.57%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.124442	9.967314	-10.40%	15,452
2012	10.582061	11.124442	5.13%	11,729
2011*	10.000000	10.582061	5.82%	11,677
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	14.208834	18.893635	32.97%	1,402
2012	12.649339	14.208834	12.33%	1,293
2011	12.530397	12.649339	0.95%	0
2010	11.212718	12.530397	11.75%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	15.380226	19.834636	28.96%	4,373
2012	13.712252	15.380226	12.16%	3,588
2011	13.865140	13.712252	-1.10%	2,531
2010	12.486298	13.865140	11.04%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.424715	14.25%	2,158
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.727749	12.016546	12.01%	40,381
2012	9.965191	10.727749	7.65%	34,322
2011	10.563021	9.965191	-5.66%	6,653
2010*	10.000000	10.563021	5.63%	22,073
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.655390	8.481694	-12.16%	3,043
2012	10.074095	9.655390	-4.16%	7,803
2011	11.780096	10.074095	-14.48%	0
2010*	10.000000	11.780096	17.80%	185
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.434176	10.618239	1.76%	0
2012*	10.000000	10.434176	4.34%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.941006	11.225151	12.92%	1,476
2012	9.047712	9.941006	9.87%	1,620
2011*	10.000000	9.047712	-9.52%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	14.281440	17.867565	25.11%	7,452
2012	12.462978	14.281440	14.59%	7,254
2011	12.640710	12.462978	-1.41%	0
2010	11.236955	12.640710	12.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	13.735813	18.284534	33.12%	34,109
2012	12.264290	13.735813	12.00%	6,905
2011	12.529549	12.264290	-2.12%	0
2010	10.332776	12.529549	21.26%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.523183	10.906668	3.64%	3,120
2012*	10.000000	10.523183	5.23%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.278903	13.666941	21.17%	0
2012	9.989688	11.278903	12.91%	0
2011	10.363344	9.989688	-3.61%	0
2010*	10.000000	10.363344	3.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.491812	4.92%	1,293
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.365356	13.65%	8,596
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.254637	2.55%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.653626	11.665733	20.84%	14,595
2012	8.672473	9.653626	11.31%	5,651
2011	9.555788	8.672473	-9.24%	9,712
2010	8.477501	9.555788	12.72%	7,429
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.842606	10.615490	7.85%	22,410
2012	9.075233	9.842606	8.46%	20,855
2011	9.295221	9.075233	-2.37%	11,535
2010	8.554663	9.295221	8.66%	2,613
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.279438	10.787800	16.25%	7,790
2012	8.432004	9.279438	10.05%	4,805
2011	8.991085	8.432004	-6.22%	6,407
2010	8.073671	8.991085	11.36%	4,554

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.707266	6.736410	0.43%	6,085
2012	7.716107	6.707266	-13.07%	11,488
2011	8.625408	7.716107	-10.54%	6,155
2010	9.133355	8.625408	-5.56%	4,533
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	13.866659	15.945538	14.99%	4,684
2012	13.563816	13.866659	2.23%	3,591
2011	14.827218	13.563816	-8.52%	2,216
2010	13.618585	14.827218	8.87%	2,324
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.470824	8.430045	-0.48%	3,600
2012	8.464651	8.470824	0.07%	7,779
2011	8.363013	8.464651	1.22%	2,188
2010	8.045010	8.363013	3.95%	331
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.107692	1.08%	5,157
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.050614	0.51%	334
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.995560	-0.04%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.006366	13.483375	22.51%	27,801
2012	9.433913	11.006366	16.67%	14,198
2011	10.384209	9.433913	-9.15%	6,846
2010*	10.000000	10.384209	3.84%	30,573
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.789409	-2.11%	514
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.963523	-0.36%	6,894
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.074281	10.705265	6.26%	2,816
2012	9.418365	10.074281	6.96%	2,816
2011*	10.000000	9.418365	-5.82%	2,530
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.749991	17.50%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.508640	12.683597	20.70%	13,054
2012	9.276596	10.508640	13.28%	10,145
2011*	10.000000	9.276596	-7.23%	4,764
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.720057	17.20%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.456280	14.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.136635	14.116533	26.76%	0
2012	9.794007	11.136635	13.71%	0
2011	10.685278	9.794007	-8.34%	0
2010*	10.000000	10.685278	6.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.937623	12.277471	12.25%	1,304
2012	10.060057	10.937623	8.72%	0
2011	10.415489	10.060057	-3.41%	0
2010*	10.000000	10.415489	4.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.077736	13.149306	18.70%	2,172
2012	9.957427	11.077736	11.25%	0
2011	10.533766	9.957427	-5.47%	0
2010*	10.000000	10.533766	5.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.690735	10.982515	2.73%	3,216
2012	10.158823	10.690735	5.24%	0
2011	10.231851	10.158823	-0.71%	0
2010*	10.000000	10.231851	2.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.269942	2.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.341889	3.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.011039	12.699173	15.33%	11,478
2012	10.009585	11.011039	10.00%	2,319
2011	10.468028	10.009585	-4.38%	0
2010*	10.000000	10.468028	4.68%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.096315	13.500652	21.67%	263
2012	9.892041	11.096315	12.17%	263
2011	10.598959	9.892041	-6.67%	263
2010*	10.000000	10.598959	5.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.889848	11.859357	8.90%	0
2012	10.108700	10.889848	7.73%	0
2011	10.353055	10.108700	-2.36%	0
2010*	10.000000	10.353055	3.53%	5,957
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.702964	10.263506	-4.11%	0
2012	10.206597	10.702964	4.86%	0
2011*	10.000000	10.206597	2.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.249180	2.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.313955	3.14%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.372253	9.175438	-2.10%	243,705
2012	9.573850	9.372253	-2.11%	486,354
2011	9.778633	9.573850	-2.09%	623,690
2010	9.988377	9.778633	-2.10%	409,210
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.527372	-4.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.099868	13.157285	18.54%	820
2012	9.815163	11.099868	13.09%	584
2011	11.092892	9.815163	-11.52%	584
2010*	10.000000	11.092892	10.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.543466	15.190348	31.59%	2,875
2012	10.152923	11.543466	13.70%	6,269
2011	10.716676	10.152923	-5.26%	0
2010*	10.000000	10.716676	7.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.812267	14.293090	32.19%	2,833
2012	9.392457	10.812267	15.12%	0
2011	10.215973	9.392457	-8.06%	149
2010*	10.000000	10.215973	2.16%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.729530	15.916591	35.70%	3,600
2012	10.451200	11.729530	12.23%	6,263
2011	11.172236	10.451200	-6.45%	169
2010*	10.000000	11.172236	11.72%	116
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.685050	15.521230	32.83%	5,341
2012	10.259315	11.685050	13.90%	884
2011	10.727998	10.259315	-4.37%	884
2010*	10.000000	10.727998	7.28%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.270029	-7.30%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.035443	9.835055	-2.00%	2,023
2012	9.902348	10.035443	1.34%	45,564
2011*	10.000000	9.902348	-0.98%	142
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.122325	1.22%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.612623	-3.87%	3,986
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.586455	9.752797	1.74%	610
2012*	10.000000	9.586455	-4.14%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.170166	10.414856	2.41%	27,973
2012*	10.000000	10.170166	1.70%	21,647
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.367689	13.68%	2,142
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.659357	10.446913	-1.99%	12,686
2012	9.484192	10.659357	12.39%	7,274
2011*	10.000000	9.484192	-5.16%	2,960
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.354420	9.480182	-16.51%	1,658
2012	11.033209	11.354420	2.91%	1,060
2011	12.188868	11.033209	-9.48%	149
2010*	10.000000	12.188868	21.89%	176

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.639393	11.502646	-8.99%	16,768
2012	10.963384	12.639393	15.29%	41,078
2011	10.543118	10.963384	3.99%	28,030
2010*	10.000000	10.543118	5.43%	7,613
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.844774	10.834515	-8.53%	10,820
2012	11.497925	11.844774	3.02%	1,313
2011	10.832216	11.497925	6.15%	17,860
2010*	10.000000	10.832216	8.32%	320
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.917650	10.667915	-10.49%	2,514
2012	11.392162	11.917650	4.61%	1,091
2011	10.828513	11.392162	5.21%	6,491
2010*	10.000000	10.828513	8.29%	3,082
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.903075	12.309137	3.41%	20,387
2012	10.647665	11.903075	11.79%	20,988
2011	10.534759	10.647665	1.07%	5,918
2010*	10.000000	10.534759	5.35%	7,864
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.114663	9.879259	-2.33%	3,710
2012	9.770394	10.114663	3.52%	14,401
2011*	10.000000	9.770394	-2.30%	1,139
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.666107	10.211674	-4.26%	40,046
2012	9.950190	10.666107	7.20%	32,686
2011*	10.000000	9.950190	-0.50%	2,324
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.921428	-0.79%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.108670	8.721992	-4.25%	6,708
2012	8.332979	9.108670	9.31%	1,218
2011	11.142957	8.332979	-25.22%	1,218
2010*	10.000000	11.142957	11.43%	4,837
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.693347	12.799262	9.46%	312
2012	10.324388	11.693347	13.26%	555
2011	10.763851	10.324388	-4.08%	3,359
2010*	10.000000	10.763851	7.64%	830

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.171093	13.109285	7.71%	64,252
2012	10.893982	12.171093	11.72%	53,256
2011	10.829841	10.893982	0.59%	1,174
2010*	10.000000	10.829841	8.30%	6,142
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.936218	10.058430	12.56%	116
2012	7.904919	8.936218	13.05%	13,585
2011	11.060166	7.904919	-28.53%	0
2010*	10.000000	11.060166	10.60%	659
ProFunds - ProFund VP Banks - Q/NQ
2013	9.691252	12.662061	30.65%	926
2012	7.420694	9.691252	30.60%	25,690
2011*	10.000000	7.420694	-25.79%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.154008	9.454213	15.95%	0
2012	7.677794	8.154008	6.20%	3,929
2011*	10.000000	7.677794	-23.22%	512
ProFunds - ProFund VP Bear - Q/NQ
2013	6.501737	4.675114	-28.09%	0
2012	7.963192	6.501737	-18.35%	0
2011	8.926736	7.963192	-10.79%	2,200
2010*	10.000000	8.926736	-10.73%	16,860
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.814346	21.128843	64.88%	3,757
2012	9.302807	12.814346	37.75%	9,004
2011*	10.000000	9.302807	-6.97%	728
ProFunds - ProFund VP Bull - Q/NQ
2013	11.259763	14.303561	27.03%	15,611
2012	10.099167	11.259763	11.49%	4,664
2011	10.315269	10.099167	-2.09%	14,707
2010*	10.000000	10.315269	3.15%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.671677	13.420210	25.76%	1,522
2012	9.833253	10.671677	8.53%	0
2011*	10.000000	9.833253	-1.67%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.456843	15.688241	36.93%	15,760
2012	9.584849	11.456843	19.53%	4,357
2011*	10.000000	9.584849	-4.15%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	8.983703	8.230121	-8.39%	7,441
2012	8.611120	8.983703	4.33%	6,934
2011	10.953982	8.611120	-21.39%	452
2010*	10.000000	10.953982	9.54%	320
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.732228	12.780155	19.08%	2,442
2012	9.402498	10.732228	14.14%	710
2011	10.540456	9.402498	-10.80%	0
2010*	10.000000	10.540456	5.40%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.049670	12.994748	29.31%	14,103
2012	8.230246	10.049670	22.11%	3,825
2011*	10.000000	8.230246	-17.70%	508
ProFunds - ProFund VP Health Care - Q/NQ
2013	10.976563	15.018626	36.82%	7,824
2012	9.550247	10.976563	14.93%	0
2011*	10.000000	9.550247	-4.50%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.845608	13.319906	35.29%	8,249
2012	8.685023	9.845608	13.36%	3,514
2011*	10.000000	8.685023	-13.15%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.283022	12.029526	16.98%	7,416
2012	9.060423	10.283022	13.49%	4,455
2011	10.803722	9.060423	-16.14%	49
2010*	10.000000	10.803722	8.04%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.863187	14.649434	48.53%	944
2012	8.412530	9.863187	17.24%	0
2011*	10.000000	8.412530	-15.87%	773
ProFunds - ProFund VP Japan - Q/NQ
2013	8.521127	12.366279	45.12%	3,985
2012	7.079577	8.521127	20.36%	59,585
2011	8.877005	7.079577	-20.25%	63
2010*	10.000000	8.877005	-11.23%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.113506	15.923926	31.46%	8,355
2012	10.645876	12.113506	13.79%	6,368
2011	10.717769	10.645876	-0.67%	3,220
2010*	10.000000	10.717769	7.18%	689

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.103389	13.486884	21.47%	12,306
2012	11.022781	11.103389	0.73%	2,580
2011	11.011402	11.022781	0.10%	3,191
2010*	10.000000	11.011402	10.11%	1,523
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.321316	14.589119	28.86%	12,552
2012	10.339035	11.321316	9.50%	2,020
2011*	10.000000	10.339035	3.39%	1,167
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.892012	4.186882	-39.25%	19,802
2012	8.238716	6.892012	-16.35%	294
2011*	10.000000	8.238716	-17.61%	804
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.582415	10.369721	-2.01%	0
2012	9.225594	10.582415	14.71%	4,408
2011*	10.000000	9.225594	-7.74%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.882075	5.567114	14.03%	17,961
2012	5.358757	4.882075	-8.90%	6,796
2011	8.757931	5.358757	-38.81%	1,880
2010*	10.000000	8.757931	-12.42%	3,310
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.221744	10.743698	30.67%	0
2012	8.763975	8.221744	-6.19%	0
2011*	10.000000	8.763975	-12.36%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.644952	7.467170	-2.33%	0
2012	8.980906	7.644952	-14.88%	0
2011	8.289304	8.980906	8.34%	3,377
2010*	10.000000	8.289304	-17.11%	14,788
ProFunds - ProFund VP Short International - Q/NQ
2013	6.615873	5.116222	-22.67%	941
2012	8.464267	6.615873	-21.84%	1,033
2011	8.492227	8.464267	-0.33%	13,944
2010*	10.000000	8.492227	-15.08%	1,143
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.011240	4.154514	-30.89%	0
2012	7.561912	6.011240	-20.51%	0
2011	8.627604	7.561912	-12.35%	3,944
2010*	10.000000	8.627604	-13.72%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2013	9.963009	12.211106	22.56%	0
2012	9.226192	9.963009	7.99%	3,330
2011*	10.000000	9.226192	-7.74%	705
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.798922	11.848146	9.72%	0
2012	9.467253	10.798922	14.07%	4,134
2011*	10.000000	9.467253	-5.33%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.552672	11.524242	-20.81%	0
2012	14.722409	14.552672	-1.15%	0
2011	10.478161	14.722409	40.51%	3,009
2010*	10.000000	10.478161	4.78%	7,200
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.340632	25.137380	75.29%	8,270
2012	10.952083	14.340632	30.94%	1,949
2011	11.321764	10.952083	-3.27%	0
2010*	10.000000	11.321764	13.22%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.547144	1.783677	-49.72%	4,568
2012	5.593871	3.547144	-36.59%	18,047
2011	7.341845	5.593871	-23.81%	4,942
2010*	10.000000	7.341845	-26.58%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.546589	11.699716	10.93%	101
2012	10.758148	10.546589	-1.97%	5,858
2011*	10.000000	10.758148	7.58%	1,087
Rydex Variable Trust - Banking Fund - Q/NQ
2013	5.646630	7.141409	26.47%	1,975
2012	4.643486	5.646630	21.60%	15,529
2011	6.098790	4.643486	-23.86%	2,172
2010	5.510992	6.098790	10.67%	1,930
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	22.258005	22.062765	-0.88%	1,900
2012	20.534524	22.258005	8.39%	5,291
2011	25.106924	20.534524	-18.21%	2,123
2010	20.244909	25.106924	24.02%	9,673
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	19.161094	28.926963	50.97%	9,643
2012	14.393707	19.161094	33.12%	8,207
2011	13.293839	14.393707	8.27%	12,549
2010	12.266164	13.293839	8.38%	9,015

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.625046	4.382507	-5.24%	13,575
2012	4.791977	4.625046	-3.48%	7,689
2011	5.242893	4.791977	-8.60%	8,114
2010	4.957245	5.242893	5.76%	12,302
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	18.933690	23.773057	25.56%	2,234
2012	17.736179	18.933690	6.75%	4,437
2011	15.924082	17.736179	11.38%	4,640
2010	13.868622	15.924082	14.82%	8,307
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.242335	16.314564	59.29%	15,301
2012	8.931245	10.242335	14.68%	5,536
2011	8.362414	8.931245	6.80%	33,688
2010	6.855999	8.362414	21.97%	22,446
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	7.581335	10.023925	32.22%	2,577
2012	7.663853	7.581335	-1.08%	2,848
2011	9.373506	7.663853	-18.24%	3,021
2010	8.739400	9.373506	7.26%	2,889
Rydex Variable Trust - Energy Fund - Q/NQ
2013	22.250932	26.895968	20.88%	1,550
2012	22.196120	22.250932	0.25%	4,751
2011	24.079603	22.196120	-7.82%	4,034
2010	20.659438	24.079603	16.55%	5,400
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	19.259945	23.359986	21.29%	9,799
2012	19.595050	19.259945	-1.71%	3,402
2011	22.065274	19.595050	-11.20%	1,234
2010	17.880734	22.065274	23.40%	4,979
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	10.936616	13.265275	21.29%	45
2012	9.182762	10.936616	19.10%	2,601
2011	11.052556	9.182762	-16.92%	0
2010	12.652973	11.052556	-12.65%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.328412	10.400321	24.88%	2,640
2012	6.934451	8.328412	20.10%	3,962
2011	8.325498	6.934451	-16.71%	3,851
2010	7.435871	8.325498	11.96%	6,725

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	15.613252	12.495375	-19.97%	17,629
2012	15.483728	15.613252	0.84%	9,353
2011	11.177911	15.483728	38.52%	41,134
2010	10.370025	11.177911	7.79%	12,462
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	15.237192	21.155044	38.84%	17,164
2012	13.284538	15.237192	14.70%	1,340
2011	12.961289	13.284538	2.49%	167
2010	12.399870	12.961289	4.53%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.713301	26.225596	48.06%	475
2012	15.163583	17.713301	16.81%	0
2011	17.584984	15.163583	-13.77%	0
2010	14.872453	17.584984	18.24%	98
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.870398	1.027457	-45.07%	56,314
2012	2.463962	1.870398	-24.09%	179,774
2011	3.451061	2.463962	-28.60%	218,155
2010	5.057033	3.451061	-31.76%	391,584
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.564103	4.021774	12.84%	34,774
2012	3.881187	3.564103	-8.17%	15,242
2011	5.699061	3.881187	-31.90%	16,267
2010	6.676549	5.699061	-14.64%	27,975
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.119033	2.211621	-29.09%	0
2012	3.902700	3.119033	-20.08%	365
2011	4.301712	3.902700	-9.28%	2,390
2010	5.881535	4.301712	-26.86%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	2.480656	1.722998	-30.54%	2,332
2012	3.114808	2.480656	-20.36%	2,332
2011	3.537961	3.114808	-11.96%	12,936
2010	4.590151	3.537961	-22.92%	62,018
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	2.936271	1.987807	-32.30%	2,393
2012	3.664774	2.936271	-19.88%	2,771
2011	4.051675	3.664774	-9.55%	55,753
2010	5.718471	4.051675	-29.15%	2,450

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.584265	2.578491	-28.06%	2,785
2012	4.410258	3.584265	-18.73%	3,097
2011	4.952522	4.410258	-10.95%	12,238
2010	6.091990	4.952522	-18.70%	2,750
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	12.032008	18.375894	52.73%	32,343
2012	10.233380	12.032008	17.58%	0
2011	14.711145	10.233380	-30.44%	0
2010	12.984311	14.711145	13.30%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	16.601896	23.146706	39.42%	1,444
2012	13.978502	16.601896	18.77%	1,229
2011	13.936102	13.978502	0.30%	0
2010	10.920830	13.936102	27.61%	3,308
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	20.028034	29.457570	47.08%	4,278
2012	16.455185	20.028034	21.71%	1,653
2011	18.188550	16.455185	-9.53%	1,040
2010	13.506299	18.188550	34.67%	1,230
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	20.029587	35.339529	76.44%	12,743
2012	15.254468	20.029587	31.30%	1,397
2011	15.687041	15.254468	-2.76%	0
2010	11.704134	15.687041	34.03%	7,324
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.471047	23.025882	31.79%	1,633
2012	15.283444	17.471047	14.31%	1,366
2011	15.279149	15.283444	0.03%	1,620
2010	13.171823	15.279149	16.00%	4,518
Rydex Variable Trust - Nova Fund - Q/NQ
2013	13.322412	19.432637	45.86%	12,672
2012	11.132319	13.322412	19.67%	4,986
2011	11.504946	11.132319	-3.24%	1,202
2010	9.795667	11.504946	17.45%	1,352
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	17.447284	9.205825	-47.24%	8,077
2012	18.584024	17.447284	-6.12%	12,532
2011	25.028334	18.584024	-25.75%	15,168
2010	18.514840	25.028334	35.18%	18,026

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	15.908787	16.188985	1.76%	7,662
2012	13.731754	15.908787	15.85%	7,258
2011	13.715075	13.731754	0.12%	2,344
2010	11.219230	13.715075	22.25%	3,757
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	17.003618	22.605919	32.95%	100
2012	14.874495	17.003618	14.31%	0
2011	14.428378	14.874495	3.09%	4,182
2010	11.777005	14.428378	22.51%	3,184
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	17.177019	26.664830	55.24%	6,644
2012	14.370099	17.177019	19.53%	15,889
2011	16.714653	14.370099	-14.03%	1,179
2010	12.385309	16.714653	34.96%	3,724
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	12.347424	20.394548	65.17%	24,538
2012	9.748046	12.347424	26.67%	6,495
2011	10.366111	9.748046	-5.96%	1,516
2010	8.438994	10.366111	22.84%	8,133
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.122060	16.771175	38.35%	20,057
2012	10.928147	12.122060	10.93%	4,741
2011	11.284901	10.928147	-3.16%	4,788
2010	9.219041	11.284901	22.41%	6,575
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.007922	17.077064	42.21%	14,262
2012	10.035363	12.007922	19.66%	13,113
2011	10.585667	10.035363	-5.20%	5,751
2010	8.986724	10.585667	17.79%	36,336
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	17.229150	22.611025	31.24%	15,638
2012	15.165021	17.229150	13.61%	7,235
2011	15.592257	15.165021	-2.74%	6,211
2010	12.012701	15.592257	29.80%	6,297
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.208976	17.561861	32.95%	13,953
2012	11.533652	13.208976	14.53%	2,061
2011	12.687927	11.533652	-9.10%	1,126
2010	10.788174	12.687927	17.61%	1,371

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	13.913894	19.248550	38.34%	21,534
2012	12.849915	13.913894	8.28%	1,137
2011	12.679269	12.849915	1.35%	2,051
2010	10.327753	12.679269	22.77%	6,775
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.081211	16.893245	39.83%	19,310
2012	10.251656	12.081211	17.85%	3,368
2011	11.563195	10.251656	-11.34%	4,534
2010	9.441286	11.563195	22.47%	4,594
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.362599	5.094109	-5.01%	2,793
2012	5.845098	5.362599	-8.25%	9,040
2011	6.235827	5.845098	-6.27%	6,207
2010	6.670154	6.235827	-6.51%	20,856
Rydex Variable Trust - Technology Fund - Q/NQ
2013	13.074559	17.330570	32.55%	4,589
2012	11.926425	13.074559	9.63%	2,812
2011	13.416029	11.926425	-11.10%	3,470
2010	12.231661	13.416029	9.68%	3,849
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	10.789165	12.407279	15.00%	0
2012	10.510396	10.789165	2.65%	2,854
2011	12.541777	10.510396	-16.20%	2,854
2010	11.187217	12.541777	12.11%	3,258
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	14.443689	21.301389	47.48%	7,601
2012	12.547793	14.443689	15.11%	510
2011	14.419884	12.547793	-12.98%	510
2010	11.865413	14.419884	21.53%	4,047
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	16.172207	17.990074	11.24%	6,190
2012	16.337404	16.172207	-1.01%	9,528
2011	14.349655	16.337404	13.85%	10,824
2010	13.713544	14.349655	4.64%	4,331
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.877882	9.398193	-4.86%	54
2012	10.012027	9.877882	-1.34%	0
2011	10.617483	10.012027	-5.70%	702
2010	11.489601	10.617483	-7.59%	3,914
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.043004	0.43%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.839964	10.576290	-10.67%	7,997
2012	10.260367	11.839964	15.40%	4,715
2011*	10.000000	10.260367	2.60%	5,742
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.494767	10.544980	0.48%	9,980
2012	8.249930	10.494767	27.21%	3,926
2011*	10.000000	8.249930	-17.50%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.839217	11.150094	13.32%	1,855
2012	8.839981	9.839217	11.30%	1,855
2011*	10.000000	8.839981	-11.60%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.745036	8.381105	8.21%	15,191
2012	7.652476	7.745036	1.21%	6,314
2011*	10.000000	7.652476	-23.48%	6,503
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.480059	9.749649	2.84%	0
2012	9.556679	9.480059	-0.80%	0
2011*	10.000000	9.556679	-4.43%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.019121	11.399108	13.77%	94
2012	9.031720	10.019121	10.93%	94
2011*	10.000000	9.031720	-9.68%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.356756	3.57%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.114972	9.953738	-10.45%	9,349
2012	10.578473	11.114972	5.07%	6,506
2011*	10.000000	10.578473	5.78%	5,265
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	14.139105	18.791322	32.90%	1,409
2012	12.593715	14.139105	12.27%	0
2011	12.481652	12.593715	0.90%	0
2010	11.174798	12.481652	11.69%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	15.304780	19.727263	28.90%	354
2012	13.651970	15.304780	12.11%	0
2011	13.811222	13.651970	-1.15%	0
2010	12.444087	13.811222	10.99%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.420830	14.21%	5,240
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.713163	11.994072	11.96%	38,403
2012	9.956736	10.713163	7.60%	0
2011	10.559439	9.956736	-5.71%	0
2010*	10.000000	10.559439	5.59%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.642264	8.465833	-12.20%	0
2012	10.065554	9.642264	-4.21%	0
2011	11.776114	10.065554	-14.53%	0
2010*	10.000000	11.776114	17.76%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.430611	10.609184	1.71%	0
2012*	10.000000	10.430611	4.31%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.932553	11.209878	12.86%	7,709
2012	9.044657	9.932553	9.82%	0
2011*	10.000000	9.044657	-9.55%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	14.211393	17.770857	25.05%	1,682
2012	12.408203	14.211393	14.53%	0
2011	12.591566	12.408203	-1.46%	0
2010	11.198978	12.591566	12.43%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	13.668409	18.185529	33.05%	2,043
2012	12.210356	13.668409	11.94%	0
2011	12.480820	12.210356	-2.17%	0
2010	10.297845	12.480820	21.20%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.519600	10.897383	3.59%	680
2012*	10.000000	10.519600	5.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.263567	13.641392	21.11%	3,926
2012	9.981220	11.263567	12.85%	84
2011	10.359835	9.981220	-3.65%	0
2010*	10.000000	10.359835	3.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.488228	4.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.361486	13.61%	320
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.253918	2.54%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.623719	11.623657	20.78%	55,921
2012	8.650024	9.623719	11.26%	42,942
2011	9.535908	8.650024	-9.29%	69,982
2010	8.464186	9.535908	12.66%	66,785
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.812101	10.577185	7.80%	24,634
2012	9.051733	9.812101	8.40%	13,444
2011	9.275883	9.051733	-2.42%	13,827
2010	8.541230	9.275883	8.60%	640
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.252619	10.751122	16.20%	29,680
2012	8.411940	9.252619	9.99%	18,169
2011	8.974260	8.411940	-6.27%	26,878
2010	8.062670	8.974260	11.31%	22,862

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.693394	6.719042	0.38%	98
2012	7.704097	6.693394	-13.12%	110
2011	8.616371	7.704097	-10.59%	110
2010	9.128453	8.616371	-5.61%	126
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	13.798641	15.859207	14.93%	526
2012	13.504194	13.798641	2.18%	217
2011	14.769569	13.504194	-8.57%	217
2010	13.572559	14.769569	8.82%	248
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.440199	8.395265	-0.53%	6,529
2012	8.438365	8.440199	0.02%	6,902
2011	8.341288	8.438365	1.16%	12,898
2010	8.028221	8.341288	3.90%	13,093
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.104249	1.04%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.049914	0.50%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.994860	-0.05%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	10.991392	13.458154	22.44%	19,115
2012	9.425907	10.991392	16.61%	6,657
2011	10.380687	9.425907	-9.20%	11,981
2010*	10.000000	10.380687	3.81%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.786067	-2.14%	2,335
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.960125	-0.40%	2,086
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.065719	10.690705	6.21%	0
2012	9.415182	10.065719	6.91%	0
2011*	10.000000	9.415182	-5.85%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.745981	17.46%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.499692	12.666318	20.64%	16,298
2012	9.273451	10.499692	13.22%	0
2011*	10.000000	9.273451	-7.27%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.714306	17.14%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.450651	14.51%	18,320
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.121492	14.090149	26.69%	0
2012	9.785694	11.121492	13.65%	0
2011	10.681651	9.785694	-8.39%	0
2010*	10.000000	10.681651	6.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.922770	12.254543	12.19%	4,260
2012	10.051545	10.922770	8.67%	4,260
2011	10.411966	10.051545	-3.46%	4,260
2010*	10.000000	10.411966	4.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.062680	13.124727	18.64%	0
2012	9.948983	11.062680	11.19%	0
2011	10.530198	9.948983	-5.52%	0
2010*	10.000000	10.530198	5.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.676197	10.961976	2.68%	5,246
2012	10.150215	10.676197	5.18%	3,856
2011	10.228387	10.150215	-0.76%	2,510
2010*	10.000000	10.228387	2.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.269224	2.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.341167	3.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.996067	12.675440	15.27%	6,978
2012	10.001102	10.996067	9.95%	0
2011	10.464480	10.001102	-4.43%	2,393
2010*	10.000000	10.464480	4.64%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.081227	13.475407	21.61%	1,329
2012	9.883646	11.081227	12.12%	0
2011	10.595371	9.883646	-6.72%	0
2010*	10.000000	10.595371	5.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.875035	11.837170	8.85%	0
2012	10.100124	10.875035	7.67%	0
2011	10.349542	10.100124	-2.41%	0
2010*	10.000000	10.349542	3.50%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.693842	10.249516	-4.15%	0
2012	10.203136	10.693842	4.81%	7,341
2011*	10.000000	10.203136	2.03%	70
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.248464	2.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.313239	3.13%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.357644	9.156456	-2.15%	149,770
2012	9.563820	9.357644	-2.16%	177,150
2011	9.773369	9.563820	-2.14%	185,797
2010	9.988098	9.773369	-2.15%	243,328
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.524114	-4.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.084781	13.132692	18.47%	0
2012	9.806834	11.084781	13.03%	0
2011	11.089137	9.806834	-11.56%	0
2010*	10.000000	11.089137	10.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.527787	15.161975	31.53%	740
2012	10.144326	11.527787	13.64%	0
2011	10.713053	10.144326	-5.31%	0
2010*	10.000000	10.713053	7.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.797579	14.266399	32.13%	8,040
2012	9.384499	10.797579	15.06%	7,587
2011	10.212520	9.384499	-8.11%	0
2010*	10.000000	10.212520	2.13%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.713588	15.886843	35.63%	645
2012	10.442340	11.713588	12.17%	0
2011	11.168449	10.442340	-6.50%	0
2010*	10.000000	11.168449	11.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.669184	15.492252	32.76%	540
2012	10.250634	11.669184	13.84%	0
2011	10.724377	10.250634	-4.42%	0
2010*	10.000000	10.724377	7.24%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.266861	-7.33%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.026914	9.821673	-2.05%	13,535
2012	9.898992	10.026914	1.29%	0
2011*	10.000000	9.898992	-1.01%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.121615	1.22%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.609337	-3.91%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.583731	9.745037	1.68%	543
2012*	10.000000	9.583731	-4.16%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.167285	10.406590	2.35%	4,355
2012*	10.000000	10.167285	1.67%	16,379
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.363824	13.64%	375
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.650280	10.432681	-2.04%	1,160
2012	9.480972	10.650280	12.33%	4,834
2011*	10.000000	9.480972	-5.19%	7,384
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.338977	9.462455	-16.55%	0
2012	11.023850	11.338977	2.86%	0
2011	12.184744	11.023850	-9.53%	599
2010*	10.000000	12.184744	21.85%	1,644

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.622227	11.481152	-9.04%	1,788
2012	10.954099	12.622227	15.23%	1,750
2011	10.539550	10.954099	3.93%	3,850
2010*	10.000000	10.539550	5.40%	571
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.828630	10.814231	-8.58%	799
2012	11.488132	11.828630	2.96%	0
2011	10.828505	11.488132	6.09%	212
2010*	10.000000	10.828505	8.29%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.901462	10.647983	-10.53%	1,611
2012	11.382509	11.901462	4.56%	110
2011	10.824848	11.382509	5.15%	123
2010*	10.000000	10.824848	8.25%	125
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.886878	12.286122	3.36%	15,825
2012	10.638633	11.886878	11.73%	36,928
2011	10.531194	10.638633	1.02%	65,662
2010*	10.000000	10.531194	5.31%	43,432
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.106014	9.865765	-2.38%	7,141
2012	9.767039	10.106014	3.47%	21,926
2011*	10.000000	9.767039	-2.33%	12,242
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.657042	10.197784	-4.31%	2,733
2012	9.946827	10.657042	7.14%	52,678
2011*	10.000000	9.946827	-0.53%	5,664
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.920734	-0.79%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.096305	8.705691	-4.29%	0
2012	8.325920	9.096305	9.25%	0
2011	11.139195	8.325920	-25.26%	0
2010*	10.000000	11.139195	11.39%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.677434	12.775317	9.40%	0
2012	10.315619	11.677434	13.20%	0
2011	10.760167	10.315619	-4.13%	0
2010*	10.000000	10.760167	7.60%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.154559	13.084796	7.65%	25,906
2012	10.884759	12.154559	11.67%	9,013
2011	10.826181	10.884759	0.54%	483
2010*	10.000000	10.826181	8.26%	4,446
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.924061	10.039624	12.50%	2,884
2012	7.898202	8.924061	12.99%	2,209
2011	11.056417	7.898202	-28.56%	0
2010*	10.000000	11.056417	10.56%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.682997	12.644810	30.59%	7,623
2012	7.418173	9.682997	30.53%	304
2011*	10.000000	7.418173	-25.82%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.147057	9.441330	15.89%	29,046
2012	7.675184	8.147057	6.15%	5,768
2011*	10.000000	7.675184	-23.25%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.492895	4.666363	-28.13%	8,396
2012	7.956434	6.492895	-18.39%	3,894
2011	8.923713	7.956434	-10.84%	0
2010*	10.000000	8.923713	-10.76%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.803457	21.100124	64.80%	29,136
2012	9.299663	12.803457	37.68%	7,872
2011*	10.000000	9.299663	-7.00%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.244460	14.276821	26.97%	1,863
2012	10.090604	11.244460	11.43%	24,582
2011	10.311776	10.090604	-2.14%	34,614
2010*	10.000000	10.311776	3.12%	13,743
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.662586	13.401937	25.69%	274
2012	9.829922	10.662586	8.47%	3,497
2011*	10.000000	9.829922	-1.70%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.447110	15.666915	36.86%	439
2012	9.581600	11.447110	19.47%	4,692
2011*	10.000000	9.581600	-4.18%	76

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	8.971490	8.214710	-8.44%	81
2012	8.603821	8.971490	4.27%	594
2011	10.950278	8.603821	-21.43%	0
2010*	10.000000	10.950278	9.50%	518
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.717613	12.756249	19.02%	6,667
2012	9.394501	10.717613	14.08%	1,028
2011	10.536878	9.394501	-10.84%	0
2010*	10.000000	10.536878	5.37%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.041111	12.977052	29.24%	2,804
2012	8.227453	10.041111	22.04%	1,054
2011*	10.000000	8.227453	-17.73%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	10.967229	14.998200	36.75%	10,338
2012	9.547007	10.967229	14.88%	7,027
2011*	10.000000	9.547007	-4.53%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.837214	13.301768	35.22%	2,938
2012	8.682065	9.837214	13.31%	1,200
2011*	10.000000	8.682065	-13.18%	78
ProFunds - ProFund VP International - Q/NQ
2013	10.269043	12.007038	16.92%	2,229
2012	9.052737	10.269043	13.44%	2,440
2011	10.800062	9.052737	-16.18%	0
2010*	10.000000	10.800062	8.00%	435
ProFunds - ProFund VP Internet - Q/NQ
2013	9.854795	14.629508	48.45%	3,229
2012	8.409679	9.854795	17.18%	382
2011*	10.000000	8.409679	-15.90%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.509539	12.343165	45.05%	1,160
2012	7.073573	8.509539	20.30%	73
2011	8.874004	7.073573	-20.29%	0
2010*	10.000000	8.874004	-11.26%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.097068	15.894212	31.39%	5,368
2012	10.636868	12.097068	13.73%	5,616
2011	10.714144	10.636868	-0.72%	3,625
2010*	10.000000	10.714144	7.14%	4,951

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.088290	13.461674	21.40%	20,768
2012	11.013424	11.088290	0.68%	12,439
2011	11.007668	11.013424	0.05%	2,281
2010*	10.000000	11.007668	10.08%	1,778
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.311683	14.569268	28.80%	31,852
2012	10.335533	11.311683	9.44%	10,461
2011*	10.000000	10.335533	3.36%	77
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.886148	4.181180	-39.28%	38,181
2012	8.235923	6.886148	-16.39%	8,724
2011*	10.000000	8.235923	-17.64%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.573418	10.355600	-2.06%	6,431
2012	9.222477	10.573418	14.65%	9,585
2011*	10.000000	9.222477	-7.78%	1,258
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.875431	5.556696	13.97%	8,950
2012	5.354197	4.875431	-8.94%	10,955
2011	8.754949	5.354197	-38.84%	0
2010*	10.000000	8.754949	-12.45%	1,098
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.214731	10.729054	30.61%	709
2012	8.761000	8.214731	-6.24%	0
2011*	10.000000	8.761000	-12.39%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.634548	7.453210	-2.38%	2,770
2012	8.973279	7.634548	-14.92%	0
2011	8.286489	8.973279	8.29%	1,309
2010*	10.000000	8.286489	-17.14%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.606886	5.106657	-22.71%	49,664
2012	8.457090	6.606886	-21.88%	4,722
2011	8.489346	8.457090	-0.38%	3,375
2010*	10.000000	8.489346	-15.11%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.003062	4.146728	-30.92%	58,243
2012	7.555497	6.003062	-20.55%	327
2011	8.624673	7.555497	-12.40%	42
2010*	10.000000	8.624673	-13.75%	42

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2013	9.954545	12.194505	22.50%	33,221
2012	9.223072	9.954545	7.93%	3,526
2011*	10.000000	9.223072	-7.77%	79
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.789737	11.832021	9.66%	1,012
2012	9.464046	10.789737	14.01%	2,196
2011*	10.000000	9.464046	-5.36%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.532909	11.502721	-20.85%	15,441
2012	14.709950	14.532909	-1.20%	6,114
2011	10.474614	14.709950	40.43%	1,690
2010*	10.000000	10.474614	4.75%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.321134	25.090404	75.20%	17,053
2012	10.942795	14.321134	30.87%	18,989
2011	11.317938	10.942795	-3.31%	38,205
2010*	10.000000	11.317938	13.18%	226
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.542311	1.780338	-49.74%	126,832
2012	5.589120	3.542311	-36.62%	95,316
2011	7.339352	5.589120	-23.85%	83,490
2010*	10.000000	7.339352	-26.61%	5,392
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.537619	11.683803	10.88%	13,703
2012	10.754510	10.537619	-2.02%	8,197
2011*	10.000000	10.754510	7.55%	1,370
Rydex Variable Trust - Banking Fund - Q/NQ
2013	5.618879	7.102683	26.41%	0
2012	4.623040	5.618879	21.54%	4,510
2011	6.075042	4.623040	-23.90%	0
2010	5.492345	6.075042	10.61%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	22.148814	21.943318	-0.93%	684
2012	20.444256	22.148814	8.34%	1,093
2011	25.009322	20.444256	-18.25%	380
2010	20.176491	25.009322	23.95%	2,579
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	19.067067	28.770327	50.89%	12,549
2012	14.330412	19.067067	33.05%	4,155
2011	13.242118	14.330412	8.22%	675
2010	12.224680	13.242118	8.32%	2,588

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.607960	4.364078	-5.29%	2,169
2012	4.776720	4.607960	-3.53%	2,278
2011	5.228869	4.776720	-8.65%	2,347
2010	4.946498	5.228869	5.71%	3,189
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	18.840835	23.644391	25.50%	2,464
2012	17.658237	18.840835	6.70%	510
2011	15.862189	17.658237	11.32%	149
2010	13.821775	15.862189	14.76%	77
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.197108	16.234249	59.20%	2,215
2012	8.896358	10.197108	14.62%	7,897
2011	8.333993	8.896358	6.75%	10,649
2010	6.836177	8.333993	21.91%	20,345
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	7.544136	9.969655	32.15%	0
2012	7.630153	7.544136	-1.13%	0
2011	9.337045	7.630153	-18.28%	0
2010	8.709850	9.337045	7.20%	45
Rydex Variable Trust - Energy Fund - Q/NQ
2013	22.141756	26.750339	20.81%	558
2012	22.098532	22.141756	0.20%	2,438
2011	23.985972	22.098532	-7.87%	1,325
2010	20.589609	23.985972	16.50%	814
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	19.165425	23.233475	21.23%	1,758
2012	19.508879	19.165425	-1.76%	3,882
2011	21.979459	19.508879	-11.24%	1,061
2010	17.820275	21.979459	23.34%	370
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	10.882938	13.193411	21.23%	482
2012	9.142375	10.882938	19.04%	662
2011	11.009570	9.142375	-16.96%	0
2010	12.610190	11.009570	-12.69%	61
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.287492	10.343944	24.81%	2,464
2012	6.903920	8.287492	20.04%	2,857
2011	8.293079	6.903920	-16.75%	0
2010	7.410698	8.293079	11.91%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	15.536289	12.427435	-20.01%	9,208
2012	15.415305	15.536289	0.78%	1,494
2011	11.134191	15.415305	38.45%	2,940
2010	10.334747	11.134191	7.74%	277
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	15.162448	21.040537	38.77%	5,316
2012	13.226144	15.162448	14.64%	3,856
2011	12.910895	13.226144	2.44%	0
2010	12.357955	12.910895	4.47%	401
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.626404	26.083620	47.98%	2,464
2012	15.096926	17.626404	16.75%	0
2011	17.516608	15.096926	-13.81%	0
2010	14.822180	17.516608	18.18%	522
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.862145	1.022398	-45.10%	312,842
2012	2.454342	1.862145	-24.13%	116,572
2011	3.439344	2.454342	-28.64%	26,859
2010	5.042433	3.439344	-31.79%	115,654
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.546594	3.999973	12.78%	16,366
2012	3.864110	3.546594	-8.22%	4,425
2011	5.676886	3.864110	-31.93%	5,714
2010	6.653973	5.676886	-14.68%	25,629
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.105265	2.200730	-29.13%	126,573
2012	3.887474	3.105265	-20.12%	45,232
2011	4.287107	3.887474	-9.32%	0
2010	5.864559	4.287107	-26.90%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	2.468482	1.713660	-30.58%	14,494
2012	3.101113	2.468482	-20.40%	63,199
2011	3.524196	3.101113	-12.01%	811
2010	4.574643	3.524196	-22.96%	32
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	2.923305	1.978013	-32.34%	29,162
2012	3.650466	2.923305	-19.92%	32,531
2011	4.037909	3.650466	-9.60%	2,363
2010	5.701961	4.037909	-29.18%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.566653	2.564512	-28.10%	101,803
2012	4.390847	3.566653	-18.77%	37,816
2011	4.933245	4.390847	-10.99%	565
2010	6.071373	4.933245	-18.75%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	11.972974	18.276396	52.65%	1,772
2012	10.188388	11.972974	17.52%	0
2011	14.653971	10.188388	-30.47%	0
2010	12.940442	14.653971	13.24%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	16.520429	23.021370	39.35%	0
2012	13.917032	16.520429	18.71%	561
2011	13.881893	13.917032	0.25%	0
2010	10.883907	13.881893	27.55%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	19.929767	29.298082	47.01%	1,705
2012	16.382836	19.929767	21.65%	3,482
2011	18.117830	16.382836	-9.58%	2,111
2010	13.460644	18.117830	34.60%	5,135
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	19.931342	35.148277	76.35%	588
2012	15.187414	19.931342	31.24%	4,112
2011	15.626062	15.187414	-2.81%	2,267
2010	11.664580	15.626062	33.96%	13,870
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.385296	22.901180	31.73%	5,647
2012	15.216218	17.385296	14.26%	1,410
2011	15.219699	15.216218	-0.02%	2,708
2010	13.127273	15.219699	15.94%	2,871
Rydex Variable Trust - Nova Fund - Q/NQ
2013	13.257038	19.327433	45.79%	17,384
2012	11.083354	13.257038	19.61%	2,757
2011	11.460196	11.083354	-3.29%	3,659
2010	9.762552	11.460196	17.39%	5,368
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	17.361627	9.155938	-47.26%	3,106
2012	18.502253	17.361627	-6.16%	5,391
2011	24.930928	18.502253	-25.79%	5,448
2010	18.452195	24.930928	35.11%	4,738

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	15.830711	16.101308	1.71%	15,471
2012	13.671360	15.830711	15.79%	4,266
2011	13.661710	13.671360	0.07%	392
2010	11.181277	13.661710	22.18%	3,010
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	16.920197	22.483528	32.88%	821
2012	14.809097	16.920197	14.26%	0
2011	14.372264	14.809097	3.04%	573
2010	11.737195	14.372264	22.45%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	17.092757	26.520488	55.16%	1,242
2012	14.306915	17.092757	19.47%	2,991
2011	16.649654	14.306915	-14.07%	2,779
2010	12.343421	16.649654	34.89%	3,598
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	12.286836	20.284119	65.09%	2,182
2012	9.705172	12.286836	26.60%	3,480
2011	10.325785	9.705172	-6.01%	1,537
2010	8.410454	10.325785	22.77%	5,420
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.068557	16.688644	38.28%	9,971
2012	10.885478	12.068557	10.87%	436
2011	11.246565	10.885478	-3.21%	2,476
2010	9.192405	11.246565	22.35%	1,942
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	11.954865	16.992937	42.14%	20,491
2012	9.996142	11.954865	19.59%	4,429
2011	10.549679	9.996142	-5.25%	389
2010	8.960746	10.549679	17.73%	337
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	17.153097	22.499726	31.17%	3,261
2012	15.105808	17.153097	13.55%	1,554
2011	15.539288	15.105808	-2.79%	950
2010	11.978004	15.539288	29.73%	2,253
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.150664	17.475424	32.89%	2,132
2012	11.488618	13.150664	14.47%	804
2011	12.644835	11.488618	-9.14%	0
2010	10.757011	12.644835	17.55%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	13.852446	19.153768	38.27%	3,530
2012	12.799711	13.852446	8.22%	0
2011	12.636164	12.799711	1.29%	0
2010	10.297890	12.636164	22.71%	2,000
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	12.027849	16.810050	39.76%	1,754
2012	10.211597	12.027849	17.79%	863
2011	11.523876	10.211597	-11.39%	1,124
2010	9.413990	11.523876	22.41%	1,794
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.342778	5.072696	-5.06%	550
2012	5.826486	5.342778	-8.30%	550
2011	6.219140	5.826486	-6.31%	550
2010	6.655708	6.219140	-6.56%	3,631
Rydex Variable Trust - Technology Fund - Q/NQ
2013	13.010399	17.236724	32.48%	2,459
2012	11.873985	13.010399	9.57%	3,351
2011	13.363855	11.873985	-11.15%	580
2010	12.190309	13.363855	9.63%	406
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	10.736221	12.340095	14.94%	0
2012	10.464176	10.736221	2.60%	0
2011	12.493002	10.464176	-16.24%	0
2010	11.149407	12.493002	12.05%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	14.372822	21.186055	47.40%	3,000
2012	12.492629	14.372822	15.05%	890
2011	14.363816	12.492629	-13.03%	0
2010	11.825310	14.363816	21.47%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	16.092900	17.892696	11.18%	1,531
2012	16.265619	16.092900	-1.06%	1,571
2011	14.293897	16.265619	13.79%	1,696
2010	13.667224	14.293897	4.59%	730
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.841380	9.358679	-4.90%	0
2012	9.980153	9.841380	-1.39%	0
2011	10.589074	9.980153	-5.75%	0
2010	11.464713	10.589074	-7.64%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.042298	0.42%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.829892	10.561885	-10.72%	0
2012	10.256894	11.829892	15.34%	0
2011*	10.000000	10.256894	2.57%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.485834	10.530619	0.43%	6,264
2012	8.247133	10.485834	27.15%	0
2011*	10.000000	8.247133	-17.53%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.830837	11.134909	13.27%	0
2012	8.836981	9.830837	11.25%	0
2011*	10.000000	8.836981	-11.63%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.738424	8.369678	8.16%	1,257
2012	7.649868	7.738424	1.16%	0
2011*	10.000000	7.649868	-23.50%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.472008	9.736406	2.79%	7,555
2012	9.553447	9.472008	-0.85%	7,555
2011*	10.000000	9.553447	-4.47%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.010593	11.383591	13.72%	0
2012	9.028659	10.010593	10.88%	0
2011*	10.000000	9.028659	-9.71%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.356031	3.56%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.105514	9.940187	-10.49%	0
2012	10.574887	11.105514	5.02%	825
2011*	10.000000	10.574887	5.75%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	14.069704	18.689541	32.84%	262
2012	12.538314	14.069704	12.21%	0
2011	12.433084	12.538314	0.85%	0
2010	11.137009	12.433084	11.64%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	15.229638	19.620383	28.83%	0
2012	13.591909	15.229638	12.05%	0
2011	13.757469	13.591909	-1.20%	0
2010	12.401998	13.757469	10.93%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.416925	14.17%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.698606	11.971653	11.90%	1,957
2012	9.948299	10.698606	7.54%	0
2011	10.555869	9.948299	-5.76%	6,476
2010*	10.000000	10.555869	5.56%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.629147	8.449997	-12.25%	0
2012	10.057012	9.629147	-4.25%	0
2011	11.772124	10.057012	-14.57%	0
2010*	10.000000	11.772124	17.72%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.427061	10.600152	1.66%	0
2012*	10.000000	10.427061	4.27%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.924110	11.194637	12.80%	0
2012	9.041587	9.924110	9.76%	0
2011*	10.000000	9.041587	-9.58%	5,411

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	14.141651	17.674617	24.98%	864
2012	12.353624	14.141651	14.47%	0
2011	12.542581	12.353624	-1.51%	0
2010	11.161103	12.542581	12.38%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	13.601316	18.087022	32.98%	0
2012	12.156639	13.601316	11.88%	1,034
2011	12.432257	12.156639	-2.22%	3,066
2010	10.263013	12.432257	21.14%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.516018	10.888109	3.54%	0
2012*	10.000000	10.516018	5.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.248254	13.615891	21.05%	1,060
2012	9.972753	11.248254	12.79%	0
2011	10.356329	9.972753	-3.70%	0
2010*	10.000000	10.356329	3.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.484641	4.85%	1,798
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.357603	13.58%	265
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.253205	2.53%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.593875	11.581693	20.72%	8,384
2012	8.627628	9.593875	11.20%	1,469
2011	9.516080	8.627628	-9.34%	1,469
2010	8.450900	9.516080	12.60%	16,624
2009	6.198417	8.450900	36.34%	0
2008	11.137017	6.198417	-44.34%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.781685	10.539011	7.74%	29,146
2012	9.028296	9.781685	8.34%	29,535
2011	9.256581	9.028296	-2.47%	23,537
2010	8.527812	9.256581	8.55%	0
2009	7.113295	8.527812	19.89%	0
2008	10.401618	7.113295	-31.61%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.225820	10.714515	16.14%	494
2012	8.391878	9.225820	9.94%	2,763
2011	8.957436	8.391878	-6.31%	9,650
2010	8.051673	8.957436	11.25%	5,363
2009	6.062665	8.051673	32.81%	0
2008	10.713625	6.062665	-43.41%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.679532	6.701708	0.33%	292
2012	7.692088	6.679532	-13.16%	292
2011	8.607346	7.692088	-10.63%	292
2010	9.123543	8.607346	-5.66%	292
2009	9.718906	9.123543	-6.13%	0
2008*	10.000000	9.718906	-2.81%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	13.730921	15.773325	14.87%	1,733
2012	13.444808	13.730921	2.13%	424
2011	14.712122	13.444808	-8.61%	424
2010	13.526675	14.712122	8.76%	424
2009	10.865330	13.526675	24.49%	0
2008	18.747015	10.865330	-42.04%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.409693	8.360656	-0.58%	841
2012	8.412181	8.409693	-0.03%	841
2011	8.319633	8.412181	1.11%	841
2010	8.011464	8.319633	22.12%	1,791
2009	8.469871	8.011464	-5.41%	0
2008	10.655284	8.469871	-20.51%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.100794	1.01%	7,555
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.049210	0.49%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.994162	-0.06%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	10.976446	13.432990	22.38%	3,155
2012	9.417919	10.976446	16.55%	1,959
2011	10.377174	9.417919	-9.24%	8,084
2010*	10.000000	10.377174	3.77%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.782726	-2.17%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.956718	-0.43%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.057143	10.676136	6.15%	3,341
2012	9.411984	10.057143	6.85%	0
2011*	10.000000	9.411984	-5.88%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.741973	17.42%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.490765	12.649093	20.57%	32,664
2012	9.270309	10.490765	13.17%	3,407
2011*	10.000000	9.270309	-7.30%	5,422
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.708541	17.09%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.445037	14.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.106361	14.063791	26.63%	0
2012	9.777389	11.106361	13.59%	0
2011	10.678034	9.777389	-8.43%	0
2010*	10.000000	10.678034	6.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.907893	12.231606	12.14%	0
2012	10.043000	10.907893	8.61%	0
2011	10.408430	10.043000	-3.51%	0
2010*	10.000000	10.408430	4.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.047615	13.100159	18.58%	0
2012	9.940540	11.047615	11.14%	1,908
2011	10.526633	9.940540	-5.57%	1,908
2010*	10.000000	10.526633	5.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.661674	10.941472	2.62%	14,367
2012	10.141601	10.661674	5.13%	16,035
2011	10.224921	10.141601	-0.81%	0
2010*	10.000000	10.224921	2.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.268507	2.69%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.340440	3.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.981107	12.651718	15.21%	9,688
2012	9.992609	10.981107	9.89%	0
2011	10.460934	9.992609	-4.48%	2,599
2010*	10.000000	10.460934	4.61%	2,599
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.066167	13.450222	21.54%	2,220
2012	9.875266	11.066167	12.06%	0
2011	10.591791	9.875266	-6.76%	0
2010*	10.000000	10.591791	5.92%	2,647
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.860270	11.815067	8.79%	14,405
2012	10.091566	10.860270	7.62%	16,077
2011	10.346041	10.091566	-2.46%	0
2010*	10.000000	10.346041	3.46%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.684746	10.235569	-4.20%	0
2012	10.199681	10.684746	4.76%	0
2011*	10.000000	10.199681	2.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.247742	2.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.312512	3.13%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.343040	9.137496	-2.20%	17,731
2012	9.553789	9.343040	-2.21%	24,472
2011	9.768104	9.553789	-2.19%	41,191
2010	9.987818	9.768104	-2.20%	41,137
2009*	10.000000	9.987818	-0.12%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.520859	-4.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.069702	13.108133	18.41%	0
2012	9.798512	11.069702	12.97%	0
2011	11.085377	9.798512	-11.61%	0
2010*	10.000000	11.085377	10.85%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.512088	15.133582	31.46%	0
2012	10.135706	11.512088	13.58%	440
2011	10.709416	10.135706	-5.36%	440
2010*	10.000000	10.709416	7.09%	440
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.782887	14.239704	32.06%	0
2012	9.376527	10.782887	15.00%	0
2011	10.209053	9.376527	-8.15%	0
2010*	10.000000	10.209053	2.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.697658	15.857145	35.56%	0
2012	10.433478	11.697658	12.12%	0
2011	11.164670	10.433478	-6.55%	0
2010*	10.000000	11.164670	11.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.653310	15.463279	32.69%	0
2012	10.241933	11.653310	13.78%	0
2011	10.720743	10.241933	-4.47%	0
2010*	10.000000	10.720743	7.21%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.263701	-7.36%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.018373	9.808291	-2.10%	0
2012	9.895641	10.018373	1.24%	0
2011*	10.000000	9.895641	-1.04%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.120905	1.21%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.606060	-3.94%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.581018	9.737323	1.63%	0
2012*	10.000000	9.581018	-4.19%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.164406	10.398327	2.30%	0
2012*	10.000000	10.164406	1.64%	26,361
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.359937	13.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.641224	10.418488	-2.09%	38,692
2012	9.477763	10.641224	12.28%	2,226
2011*	10.000000	9.477763	-5.22%	3,352
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.323562	9.444754	-16.59%	0
2012	11.014500	11.323562	2.81%	0
2011	12.180622	11.014500	-9.57%	877
2010*	10.000000	12.180622	21.81%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.605055	11.459677	-9.09%	0
2012	10.944797	12.605055	15.17%	0
2011	10.535976	10.944797	3.88%	0
2010*	10.000000	10.535976	5.36%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.812497	10.793965	-8.62%	555
2012	11.478343	11.812497	2.91%	0
2011	10.824790	11.478343	6.04%	0
2010*	10.000000	10.824790	8.25%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.885258	10.628058	-10.58%	0
2012	11.372853	11.885258	4.51%	589
2011	10.821182	11.372853	5.10%	0
2010*	10.000000	10.821182	8.21%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.870719	12.263154	3.31%	0
2012	10.629614	11.870719	11.68%	0
2011	10.527628	10.629614	0.97%	0
2010*	10.000000	10.527628	5.28%	13,078
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.097376	9.852301	-2.43%	0
2012	9.763694	10.097376	3.42%	0
2011*	10.000000	9.763694	-2.36%	4,492
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.647977	10.183902	-4.36%	1,466
2012	9.943457	10.647977	7.09%	2,780
2011*	10.000000	9.943457	-0.57%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.920041	-0.80%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.083918	8.689404	-4.34%	0
2012	8.318848	9.083918	9.20%	0
2011	11.135427	8.318848	-25.29%	0
2010*	10.000000	11.135427	11.35%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.661485	12.751352	9.35%	0
2012	10.306808	11.661485	13.14%	0
2011	10.756475	10.306808	-4.18%	0
2010*	10.000000	10.756475	7.56%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.138020	13.060320	7.60%	27,757
2012	10.875517	12.138020	11.61%	2,042
2011	10.822508	10.875517	0.49%	0
2010*	10.000000	10.822508	8.23%	939
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.911917	10.020832	12.44%	0
2012	7.891500	8.911917	12.93%	0
2011	11.052677	7.891500	-28.60%	0
2010*	10.000000	11.052677	10.53%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.674747	12.627587	30.52%	0
2012	7.415651	9.674747	30.46%	0
2011*	10.000000	7.415651	-25.84%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.140127	9.428473	15.83%	281
2012	7.672583	8.140127	6.09%	0
2011*	10.000000	7.672583	-23.27%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.484054	4.657628	-28.17%	0
2012	7.949687	6.484054	-18.44%	0
2011	8.920684	7.949687	-10.88%	0
2010*	10.000000	8.920684	-10.79%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.792562	21.071405	64.72%	217
2012	9.296508	12.792562	37.61%	0
2011*	10.000000	9.296508	-7.03%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.229164	14.250124	26.90%	0
2012	10.082035	11.229164	11.38%	7,859
2011	10.308280	10.082035	-2.19%	0
2010*	10.000000	10.308280	3.08%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.653531	13.383719	25.63%	0
2012	9.826591	10.653531	8.42%	53
2011*	10.000000	9.826591	-1.73%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.437366	15.645595	36.79%	0
2012	9.578350	11.437366	19.41%	0
2011*	10.000000	9.578350	-4.22%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	8.959275	8.199349	-8.48%	0
2012	8.596523	8.959275	4.22%	263
2011	10.946576	8.596523	-21.47%	0
2010*	10.000000	10.946576	9.47%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.703036	12.732396	18.96%	0
2012	9.386526	10.703036	14.03%	0
2011	10.533308	9.386526	-10.89%	0
2010*	10.000000	10.533308	5.33%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.032551	12.959375	29.17%	0
2012	8.224653	10.032551	21.98%	144
2011*	10.000000	8.224653	-17.75%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	10.957906	14.977807	36.68%	88
2012	9.543780	10.957906	14.82%	0
2011*	10.000000	9.543780	-4.56%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.828835	13.283647	35.15%	0
2012	8.679116	9.828835	13.25%	380
2011*	10.000000	8.679116	-13.21%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.255054	11.984548	16.86%	0
2012	9.045032	10.255054	13.38%	0
2011	10.796396	9.045032	-16.22%	0
2010*	10.000000	10.796396	7.96%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.846387	14.609544	48.37%	626
2012	8.406818	9.846387	17.12%	0
2011*	10.000000	8.406818	-15.93%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2013	8.497949	12.320066	44.98%	390
2012	7.067559	8.497949	20.24%	0
2011	8.870998	7.067559	-20.33%	0
2010*	10.000000	8.870998	-11.29%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.080611	15.864476	31.32%	2,278
2012	10.627838	12.080611	13.67%	1,984
2011	10.710516	10.627838	-0.77%	0
2010*	10.000000	10.710516	7.11%	939
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.073211	13.436498	21.34%	0
2012	11.004084	11.073211	0.63%	178
2011	11.003939	11.004084	0.00%	0
2010*	10.000000	11.003939	10.04%	920
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.302072	14.549448	28.73%	0
2012	10.332039	11.302072	9.39%	433
2011*	10.000000	10.332039	3.32%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.880281	4.175476	-39.31%	0
2012	8.233126	6.880281	-16.43%	85
2011*	10.000000	8.233126	-17.67%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.564422	10.341510	-2.11%	0
2012	9.219340	10.564422	14.59%	0
2011*	10.000000	9.219340	-7.81%	572
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.868780	5.546285	13.92%	0
2012	5.349644	4.868780	-8.99%	3,832
2011	8.751968	5.349644	-38.87%	0
2010*	10.000000	8.751968	-12.48%	568
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.207750	10.714464	30.54%	0
2012	8.758030	8.207750	-6.28%	0
2011*	10.000000	8.758030	-12.42%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.624168	7.439269	-2.43%	0
2012	8.965683	7.624168	-14.96%	0
2011	8.283680	8.965683	8.23%	596
2010*	10.000000	8.283680	-17.16%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2013	6.597895	5.097101	-22.75%	0
2012	8.449924	6.597895	-21.92%	0
2011	8.486473	8.449924	-0.43%	1,537
2010*	10.000000	8.486473	-15.14%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	5.994883	4.138963	-30.96%	0
2012	7.549081	5.994883	-20.59%	0
2011	8.621744	7.549081	-12.44%	0
2010*	10.000000	8.621744	-13.78%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	9.946067	12.177902	22.44%	0
2012	9.219943	9.946067	7.88%	0
2011*	10.000000	9.219943	-7.80%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.780562	11.815930	9.60%	0
2012	9.460846	10.780562	13.95%	0
2011*	10.000000	9.460846	-5.39%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.513115	11.481181	-20.89%	0
2012	14.697436	14.513115	-1.25%	0
2011	10.471060	14.697436	40.36%	0
2010*	10.000000	10.471060	4.71%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.301681	25.043545	75.11%	1,443
2012	10.933521	14.301681	30.81%	0
2011	11.314117	10.933521	-3.36%	0
2010*	10.000000	11.314117	13.14%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.537479	1.776994	-49.77%	0
2012	5.584368	3.537479	-36.65%	0
2011	7.336863	5.584368	-23.89%	0
2010*	10.000000	7.336863	-26.63%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.528642	11.667883	10.82%	0
2012	10.750854	10.528642	-2.07%	1,667
2011*	10.000000	10.750854	7.51%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2013	5.591282	7.064193	26.34%	0
2012	4.602684	5.591282	21.48%	0
2011	6.051379	4.602684	-23.94%	0
2010	5.473750	6.051379	10.55%	0
2009	5.796111	5.473750	-5.56%	0
2008	10.073940	5.796111	-42.46%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	22.040079	21.824435	-0.98%	628
2012	20.354307	22.040079	8.28%	480
2011	24.912002	20.354307	-18.30%	384
2010	20.108249	24.912002	23.89%	692
2009	13.225902	20.108249	52.04%	0
2008	24.768937	13.225902	-46.60%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	18.973533	28.614591	50.81%	2,530
2012	14.267407	18.973533	32.99%	0
2011	13.190628	14.267407	8.16%	0
2010	12.183372	13.190628	8.27%	612
2009	10.526828	12.183372	15.74%	0
2008	12.200690	10.526828	-13.72%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.590914	4.345717	-5.34%	88
2012	4.761489	4.590914	-3.58%	88
2011	5.214845	4.761489	-8.69%	88
2010	4.935755	5.214845	5.65%	106
2009	4.523817	4.935755	9.11%	0
2008	9.074560	4.523817	-50.15%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	18.748349	23.516313	25.43%	609
2012	17.580560	18.748349	6.64%	861
2011	15.800454	17.580560	11.27%	609
2010	13.775010	15.800454	14.70%	993
2009	11.824267	13.775010	16.50%	0
2008	15.781889	11.824267	-25.08%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.152022	16.154230	59.12%	4,316
2012	8.861558	10.152022	14.56%	0
2011	8.305646	8.861558	6.69%	1,266
2010	6.816404	8.305646	21.85%	0
2009	5.092268	6.816404	33.86%	0
2008	13.601384	5.092268	-62.56%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	7.507058	9.915587	32.08%	1,177
2012	7.596555	7.507058	-1.18%	913
2011	9.300683	7.596555	-18.32%	913
2010	8.680371	9.300683	7.15%	923
2009	5.164797	8.680371	68.07%	0
2008	10.586135	5.164797	-51.21%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	22.033047	26.605402	20.75%	395
2012	22.001309	22.033047	0.14%	298
2011	23.892641	22.001309	-7.92%	470
2010	20.519972	23.892641	16.44%	388
2009	15.149243	20.519972	35.45%	0
2008	28.705328	15.149243	-47.22%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	19.071315	23.107571	21.16%	0
2012	19.423040	19.071315	-1.81%	0
2011	21.893921	19.423040	-11.29%	316
2010	17.759985	21.893921	23.28%	4
2009	11.180628	17.759985	58.85%	0
2008	26.966205	11.180628	-58.54%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	10.829518	13.121944	21.17%	96
2012	9.102156	10.829518	18.98%	0
2011	10.966741	9.102156	-17.00%	0
2010	12.567558	10.966741	-12.74%	0
2009	9.473113	12.567558	32.67%	0
2008	21.459847	9.473113	-55.86%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.246794	10.287886	24.75%	4,601
2012	6.873535	8.246794	19.98%	997
2011	8.260797	6.873535	-16.79%	997
2010	7.385615	8.260797	11.85%	997
2009	6.309971	7.385615	17.05%	0
2008	12.419221	6.309971	-49.19%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	15.459685	12.359837	-20.05%	193
2012	15.347158	15.459685	0.73%	193
2011	11.090617	15.347158	38.38%	193
2010	10.299565	11.090617	7.68%	193
2009	15.383514	10.299565	-33.05%	0
2008	10.861090	15.383514	41.64%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	15.088009	20.926555	38.70%	551
2012	13.167950	15.088009	14.58%	492
2011	12.860653	13.167950	2.39%	492
2010	12.316164	12.860653	4.42%	492
2009	10.102998	12.316164	21.91%	0
2008	13.748137	10.102998	-26.51%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.539889	25.942355	47.90%	702
2012	15.030524	17.539889	16.70%	651
2011	17.448468	15.030524	-13.86%	651
2010	14.772063	17.448468	18.12%	786
2009	9.106922	14.772063	62.21%	0
2008	16.893302	9.106922	-46.09%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.853894	1.017347	-45.12%	0
2012	2.444731	1.853894	-24.17%	0
2011	3.427622	2.444731	-28.68%	0
2010	5.027839	3.427622	-31.83%	0
2009	9.288543	5.027839	-45.87%	0
2008	5.904850	9.288543	57.30%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.529175	3.978296	12.73%	32,230
2012	3.847101	3.529175	-8.26%	0
2011	5.654782	3.847101	-31.97%	0
2010	6.631460	5.654782	-14.73%	0
2009	5.678376	6.631460	16.78%	0
2008	8.319680	5.678376	-31.75%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.091534	2.189872	-29.17%	0
2012	3.872262	3.091534	-20.16%	0
2011	4.272516	3.872262	-9.37%	0
2010	5.847597	4.272516	-26.94%	0
2009	9.238385	5.847597	-36.70%	0
2008	7.027228	9.238385	31.47%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	2.456365	1.704379	-30.61%	0
2012	3.087472	2.456365	-20.44%	0
2011	3.510482	3.087472	-12.05%	0
2010	4.559172	3.510482	-23.00%	0
2009	7.779924	4.559172	-41.40%	0
2008	5.373926	7.779924	44.77%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	2.910394	1.968270	-32.37%	0
2012	3.636213	2.910394	-19.96%	0
2011	4.024186	3.636213	-9.64%	0
2010	5.685488	4.024186	-29.22%	0
2009	8.658426	5.685488	-34.34%	0
2008	7.099867	8.658426	21.95%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.549127	2.550609	-28.13%	0
2012	4.371517	3.549127	-18.81%	0
2011	4.914029	4.371517	-11.04%	0
2010	6.050831	4.914029	-18.79%	0
2009	8.539720	6.050831	-29.14%	0
2008	6.270619	8.539720	36.19%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	11.914202	18.177405	52.57%	0
2012	10.143572	11.914202	17.46%	0
2011	14.596976	10.143572	-30.51%	0
2010	12.896689	14.596976	13.18%	0
2009	10.662603	12.896689	20.95%	0
2008	16.266676	10.662603	-34.45%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	16.439340	22.896677	39.28%	895
2012	13.855818	16.439340	18.65%	840
2011	13.827888	13.855818	0.20%	840
2010	10.847096	13.827888	27.48%	840
2009	8.112008	10.847096	33.72%	0
2008	16.294544	8.112008	-50.22%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	19.831912	29.139361	46.93%	3,955
2012	16.310751	19.831912	21.59%	1,151
2011	18.047320	16.310751	-9.62%	474
2010	13.415100	18.047320	34.53%	1,580
2009	9.000941	13.415100	49.04%	0
2008	20.379303	9.000941	-55.83%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	19.833478	34.957850	76.26%	1,638
2012	15.120574	19.833478	31.17%	50
2011	15.565223	15.120574	-2.86%	50
2010	11.625085	15.565223	33.89%	50
2009	5.457349	11.625085	113.02%	0
2008	20.367195	5.457349	-73.21%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.300017	22.777202	31.66%	630
2012	15.149336	17.300017	14.20%	630
2011	15.160521	15.149336	-0.07%	630
2010	13.082894	15.160521	15.88%	938
2009	8.800645	13.082894	48.66%	0
2008	15.492608	8.800645	-43.19%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	13.191930	19.222688	45.72%	9,099
2012	11.034576	13.191930	19.55%	916
2011	11.415587	11.034576	-3.34%	916
2010	9.729518	11.415587	17.33%	2,526
2009	7.341634	9.729518	32.53%	0
2008	16.490598	7.341634	-55.48%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	17.276381	9.106317	-47.29%	437
2012	18.420850	17.276381	-6.21%	437
2011	24.833926	18.420850	-25.82%	937
2010	18.389783	24.833926	35.04%	2,725
2009	12.599764	18.389783	45.95%	0
2008	20.971591	12.599764	-39.92%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	15.752972	16.014053	1.66%	725
2012	13.611192	15.752972	15.74%	725
2011	13.608518	13.611192	0.02%	725
2010	11.143434	13.608518	22.12%	1,791
2009	9.096115	11.143434	22.51%	0
2008	15.938537	9.096115	-42.93%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	16.837136	22.361738	32.81%	644
2012	14.743953	16.837136	14.20%	644
2011	14.316347	14.743953	2.99%	644
2010	11.697498	14.316347	22.39%	839
2009	8.292958	11.697498	41.05%	0
2008	12.646603	8.292958	-34.43%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	17.008837	26.376816	55.08%	1,058
2012	14.243967	17.008837	19.41%	1,042
2011	16.584870	14.243967	-14.11%	1,017
2010	12.301676	16.584870	34.82%	1,275
2009	9.435426	12.301676	30.38%	0
2008	19.839181	9.435426	-52.44%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	12.226465	20.174168	65.00%	1,081
2012	9.662430	12.226465	26.54%	0
2011	10.285566	9.662430	-6.06%	6,143
2010	8.381968	10.285566	22.71%	0
2009	5.855219	8.381968	43.15%	0
2008	18.702303	5.855219	-68.69%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.015218	16.606397	38.21%	523
2012	10.842918	12.015218	10.81%	199
2011	11.208314	10.842918	-3.26%	199
2010	9.165822	11.208314	22.28%	978
2009	6.365206	9.165822	44.00%	0
2008	10.816402	6.365206	-41.15%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	11.902070	16.909259	42.07%	1,412
2012	9.957089	11.902070	19.53%	49
2011	10.513837	9.957089	-5.30%	49
2010	8.934854	10.513837	17.67%	383
2009	6.040041	8.934854	47.93%	0
2008	12.029155	6.040041	-49.79%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	17.077311	22.388875	31.10%	508
2012	15.046769	17.077311	13.49%	124
2011	15.486458	15.046769	-2.84%	124
2010	11.943379	15.486458	29.67%	130
2009	7.787423	11.943379	53.37%	0
2008	12.470600	7.787423	-37.55%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.092545	17.389298	32.82%	931
2012	11.443703	13.092545	14.41%	0
2011	12.601829	11.443703	-9.19%	0
2010	10.725897	12.601829	17.49%	287
2009	7.064093	10.725897	51.84%	0
2008	12.814449	7.064093	-44.87%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	13.791265	19.059422	38.20%	68
2012	12.749709	13.791265	8.17%	0
2011	12.593223	12.749709	1.24%	0
2010	10.268142	12.593223	22.64%	304
2009	7.836916	10.268142	31.02%	0
2008	12.200767	7.836916	-35.77%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	11.974700	16.727228	39.69%	613
2012	10.171687	11.974700	17.73%	0
2011	11.484699	10.171687	-11.43%	513
2010	9.386773	11.484699	22.35%	0
2009	5.914905	9.386773	58.70%	0
2008	10.704715	5.914905	-44.74%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.323054	5.051382	-5.10%	0
2012	5.807944	5.323054	-8.35%	0
2011	6.202497	5.807944	-6.36%	0
2010	6.641292	6.202497	-6.61%	1,598
2009	8.068629	6.641292	-17.69%	0
2008	7.815385	8.068629	3.24%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.946572	17.143398	32.42%	641
2012	11.821774	12.946572	9.51%	641
2011	13.311880	11.821774	-11.19%	641
2010	12.149100	13.311880	9.57%	641
2009	7.983325	12.149100	52.18%	0
2008	14.954301	7.983325	-46.62%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	10.683484	12.273213	14.88%	0
2012	10.418110	10.683484	2.55%	0
2011	12.444362	10.418110	-16.28%	0
2010	11.111671	12.444362	11.99%	0
2009	8.829132	11.111671	25.85%	0
2008	16.516203	8.829132	-46.54%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	14.302280	21.071327	47.33%	923
2012	12.437666	14.302280	14.99%	632
2011	14.307925	12.437666	-13.07%	632
2010	11.785320	14.307925	21.40%	632
2009	10.265791	11.785320	14.80%	0
2008	14.044611	10.265791	-26.91%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	16.013924	17.795799	11.13%	154
2012	16.194087	16.013924	-1.11%	87
2011	14.238287	16.194087	13.74%	87
2010	13.621028	14.238287	4.53%	87
2009	12.238843	13.621028	11.29%	0
2008	17.769870	12.238843	-31.13%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.804995	9.319316	-4.95%	0
2012	9.948344	9.804995	-1.44%	0
2011	10.560720	9.948344	-5.80%	0
2010	11.439857	10.560720	-7.68%	0
2009	10.972437	11.439857	4.26%	0
2008	12.783731	10.972437	-14.17%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.041594	0.42%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.819841	10.547516	-10.76%	0
2012	10.253419	11.819841	15.28%	0
2011*	10.000000	10.253419	2.53%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.476912	10.516278	0.38%	0
2012	8.244329	10.476912	27.08%	0
2011*	10.000000	8.244329	-17.56%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.822476	11.119754	13.21%	1,381
2012	8.833985	9.822476	11.19%	0
2011*	10.000000	8.833985	-11.66%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.731838	8.358285	8.10%	0
2012	7.647274	7.731838	1.11%	0
2011*	10.000000	7.647274	-23.53%	2,489
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.463939	9.723126	2.74%	5,301
2012	9.550204	9.463939	-0.90%	0
2011*	10.000000	9.550204	-4.50%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.002069	11.368094	13.66%	0
2012	9.025597	10.002069	10.82%	0
2011*	10.000000	9.025597	-9.74%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.355306	3.55%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.096062	9.926650	-10.54%	0
2012	10.571302	11.096062	4.96%	6,954
2011*	10.000000	10.571302	5.71%	4,116
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	14.000633	18.588289	32.77%	0
2012	12.483152	14.000633	12.16%	0
2011	12.384696	12.483152	0.79%	0
2010	11.099326	12.384696	11.58%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	15.154876	19.514092	28.76%	0
2012	13.532123	15.154876	11.99%	0
2011	13.703946	13.532123	-1.25%	0
2010	12.360053	13.703946	10.87%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.413022	14.13%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.684048	11.949252	11.84%	0
2012	9.939855	10.684048	7.49%	3,561
2011	10.552296	9.939855	-5.80%	659
2010*	10.000000	10.552296	5.52%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.616042	8.434189	-12.29%	0
2012	10.048473	9.616042	-4.30%	0
2011	11.768137	10.048473	-14.61%	0
2010*	10.000000	11.768137	17.68%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.423515	10.591136	1.61%	0
2012*	10.000000	10.423515	4.24%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.915645	11.179360	12.74%	0
2012	9.038515	9.915645	9.70%	0
2011*	10.000000	9.038515	-9.61%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	14.072169	17.578782	24.92%	0
2012	12.299228	14.072169	14.42%	0
2011	12.493731	12.299228	-1.56%	0
2010	11.123317	12.493731	12.32%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	13.534514	17.988997	32.91%	0
2012	12.103137	13.534514	11.83%	0
2011	12.383857	12.103137	-2.27%	0
2010	10.228275	12.383857	21.07%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.512430	10.878835	3.49%	0
2012*	10.000000	10.512430	5.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.232945	13.590416	20.99%	0
2012	9.964287	11.232945	12.73%	0
2011	10.352825	9.964287	-3.75%	0
2010*	10.000000	10.352825	3.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.481059	4.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.353719	13.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.252486	2.52%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.564126	11.539876	20.66%	0
2012	8.605280	9.564126	11.14%	0
2011	9.496271	8.605280	-9.38%	0
2010	8.437614	9.496271	12.55%	0
2009	6.191835	8.437614	36.27%	0
2008	11.130896	6.191835	-44.37%	3,997
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.751327	10.500928	7.69%	0
2012	9.004900	9.751327	8.29%	0
2011	9.237311	9.004900	-2.52%	0
2010	8.514409	9.237311	8.49%	0
2009	7.105744	8.514409	19.82%	0
2008	10.395893	7.105744	-31.65%	5,413

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.199123	10.678054	16.08%	0
2012	8.371879	9.199123	9.88%	0
2011	8.940645	8.371879	-6.36%	0
2010	8.040686	8.940645	11.19%	0
2009	6.057487	8.040686	32.74%	0
2008	10.709973	6.057487	-43.44%	5,152
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.665720	6.684423	0.28%	0
2012	7.680124	6.665720	-13.21%	0
2011	8.598334	7.680124	-10.68%	0
2010	9.118651	8.598334	-5.71%	0
2009	9.718649	9.118651	-6.17%	6,167
2008*	10.000000	9.718649	-2.81%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	13.663468	15.687809	14.82%	0
2012	13.385624	13.663468	2.08%	0
2011	14.654838	13.385624	-8.66%	0
2010	13.480891	14.654838	8.71%	0
2009	10.834098	13.480891	24.43%	4,129
2008	18.702725	10.834098	-42.07%	3,832
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.379261	8.326137	-0.63%	0
2012	8.386029	8.379261	-0.08%	0
2011	8.298004	8.386029	1.06%	0
2010	7.994722	8.298004	3.79%	0
2009	8.456500	7.994722	-5.46%	12,274
2008	10.643917	8.456500	-20.55%	9,999
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.097337	0.97%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.048503	0.49%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.993458	-0.07%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	10.961515	13.407872	22.32%	0
2012	9.409921	10.961515	16.49%	0
2011	10.373657	9.409921	-9.29%	0
2010*	10.000000	10.373657	3.74%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.779381	-2.21%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.953312	-0.47%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.048595	10.661613	6.10%	0
2012	9.408792	10.048595	6.80%	0
2011*	10.000000	9.408792	-5.91%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.737966	17.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.481823	12.631851	20.51%	0
2012	9.267159	10.481823	13.11%	0
2011*	10.000000	9.267159	-7.33%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.702799	17.03%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.439407	14.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.091236	14.037459	26.56%	0
2012	9.769084	11.091236	13.53%	0
2011	10.674420	9.769084	-8.48%	0
2010*	10.000000	10.674420	6.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.893054	12.208714	12.08%	0
2012	10.034475	10.893054	8.56%	0
2011	10.404907	10.034475	-3.56%	0
2010*	10.000000	10.404907	4.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.032583	13.075650	18.52%	0
2012	9.932098	11.032583	11.08%	0
2011	10.523070	9.932098	-5.62%	0
2010*	10.000000	10.523070	5.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.647167	10.920996	2.57%	0
2012	10.132998	10.647167	5.07%	0
2011	10.221457	10.132998	-0.87%	0
2010*	10.000000	10.221457	2.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.267785	2.68%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.339718	3.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.966163	12.628049	15.15%	0
2012	9.984126	10.966163	9.84%	0
2011	10.457395	9.984126	-4.53%	0
2010*	10.000000	10.457395	4.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.051090	13.425033	21.48%	0
2012	9.866878	11.051090	12.00%	0
2011	10.588192	9.866878	-6.81%	0
2010*	10.000000	10.588192	5.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.845474	11.792945	8.74%	0
2012	10.082991	10.845474	7.56%	0
2011	10.342533	10.082991	-2.51%	0
2010*	10.000000	10.342533	3.43%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.675648	10.221628	-4.25%	0
2012	10.196226	10.675648	4.70%	0
2011*	10.000000	10.196226	1.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.247032	2.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.311789	3.12%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.328460	9.118577	-2.25%	2,198
2012	9.543771	9.328460	-2.26%	0
2011	9.762833	9.543771	-2.24%	0
2010	9.987538	9.762833	-2.25%	0
2009*	10.000000	9.987538	-0.12%	4,979
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.517610	-4.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.054650	13.083617	18.35%	0
2012	9.790203	11.054650	12.92%	0
2011	11.081634	9.790203	-11.65%	0
2010*	10.000000	11.081634	10.82%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.496434	15.105295	31.39%	0
2012	10.127103	11.496434	13.52%	0
2011	10.705793	10.127103	-5.41%	0
2010*	10.000000	10.705793	7.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.768203	14.213046	31.99%	0
2012	9.368559	10.768203	14.94%	0
2011	10.205592	9.368559	-8.20%	0
2010*	10.000000	10.205592	2.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.681727	15.827458	35.49%	0
2012	10.424613	11.681727	12.06%	0
2011	11.160885	10.424613	-6.60%	0
2010*	10.000000	11.160885	11.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.637436	15.434314	32.63%	0
2012	10.233230	11.637436	13.72%	0
2011	10.717106	10.233230	-4.51%	0
2010*	10.000000	10.717106	7.17%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.260528	-7.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.009848	9.794937	-2.15%	0
2012	9.892292	10.009848	1.19%	0
2011*	10.000000	9.892292	-1.08%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.120201	1.20%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.602769	-3.97%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.578301	9.729577	1.58%	0
2012*	10.000000	9.578301	-4.22%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.161523	10.390062	2.25%	0
2012*	10.000000	10.161523	1.62%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.356062	13.56%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.632160	10.404292	-2.14%	0
2012	9.474542	10.632160	12.22%	0
2011*	10.000000	9.474542	-5.25%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.308151	9.427076	-16.63%	0
2012	11.005153	11.308151	2.75%	0
2011	12.176497	11.005153	-9.62%	0
2010*	10.000000	12.176497	21.76%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.587908	11.438241	-9.13%	0
2012	10.935521	12.587908	15.11%	0
2011	10.532411	10.935521	3.83%	0
2010*	10.000000	10.532411	5.32%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.796351	10.773691	-8.67%	0
2012	11.468545	11.796351	2.86%	0
2011	10.821071	11.468545	5.98%	0
2010*	10.000000	10.821071	8.21%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.869079	10.608159	-10.62%	0
2012	11.363199	11.869079	4.45%	0
2011	10.817511	11.363199	5.04%	0
2010*	10.000000	10.817511	8.18%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.854566	12.240193	3.25%	0
2012	10.620595	11.854566	11.62%	0
2011	10.524060	10.620595	0.92%	0
2010*	10.000000	10.524060	5.24%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.088742	9.838849	-2.48%	11,019
2012	9.760349	10.088742	3.36%	7,427
2011*	10.000000	9.760349	-2.40%	4,473
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.638895	10.170011	-4.41%	0
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.919346	-0.81%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.071552	8.673136	-4.39%	0
2012	8.311781	9.071552	9.14%	0
2011	11.131643	8.311781	-25.33%	0
2010*	10.000000	11.131643	11.32%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.645562	12.727427	9.29%	0
2012	10.298016	11.645562	13.09%	0
2011	10.752783	10.298016	-4.23%	0
2010*	10.000000	10.752783	7.53%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.121504	13.035877	7.54%	0
2012	10.866287	12.121504	11.55%	0
2011	10.818844	10.866287	0.44%	0
2010*	10.000000	10.818844	8.19%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.899776	10.002064	12.39%	0
2012	7.884794	8.899776	12.87%	0
2011	11.048934	7.884794	-28.64%	0
2010*	10.000000	11.048934	10.49%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.666507	12.610398	30.45%	0
2012	7.413132	9.666507	30.40%	0
2011*	10.000000	7.413132	-25.87%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.133189	9.415627	15.77%	0
2012	7.669976	8.133189	6.04%	0
2011*	10.000000	7.669976	-23.30%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.475226	4.648910	-28.20%	0
2012	7.942941	6.475226	-18.48%	0
2011	8.917662	7.942941	-10.93%	0
2010*	10.000000	8.917662	-10.82%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.781675	21.042736	64.63%	0
2012	9.293352	12.781675	37.54%	0
2011*	10.000000	9.293352	-7.07%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.213861	14.223435	26.84%	0
2012	10.073469	11.213861	11.32%	0
2011	10.304782	10.073469	-2.24%	0
2010*	10.000000	10.304782	3.05%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.644455	13.365487	25.56%	0
2012	9.823254	10.644455	8.36%	0
2011*	10.000000	9.823254	-1.77%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.427627	15.624276	36.72%	0
2012	9.575100	11.427627	19.35%	0
2011*	10.000000	9.575100	-4.25%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	8.947095	8.183995	-8.53%	0
2012	8.589224	8.947095	4.17%	0
2011	10.942865	8.589224	-21.51%	0
2010*	10.000000	10.942865	9.43%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.688476	12.708572	18.90%	0
2012	9.378553	10.688476	13.97%	0
2011	10.529738	9.378553	-10.93%	0
2010*	10.000000	10.529738	5.30%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.024009	12.941720	29.11%	0
2012	8.221859	10.024009	21.92%	0
2011*	10.000000	8.221859	-17.78%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	10.948571	14.957400	36.62%	0
2012	9.540534	10.948571	14.76%	0
2011*	10.000000	9.540534	-4.59%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.820463	13.265555	35.08%	0
2012	8.676172	9.820463	13.19%	0
2011*	10.000000	8.676172	-13.24%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.241100	11.962127	16.81%	0
2012	9.037357	10.241100	13.32%	0
2011	10.792746	9.037357	-16.26%	0
2010*	10.000000	10.792746	7.93%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.838002	14.589658	48.30%	0
2012	8.403969	9.838002	17.06%	0
2011*	10.000000	8.403969	-15.96%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2013	8.486382	12.297017	44.90%	0
2012	7.061558	8.486382	20.18%	0
2011	8.867988	7.061558	-20.37%	0
2010*	10.000000	8.867988	-11.32%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.064187	15.834809	31.25%	2,079
2012	10.618821	12.064187	13.61%	0
2011	10.706889	10.618821	-0.82%	0
2010*	10.000000	10.706889	7.07%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.058129	13.411333	21.28%	0
2012	10.994724	11.058129	0.58%	0
2011	11.000201	10.994724	-0.05%	0
2010*	10.000000	11.000201	10.00%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.292438	14.529619	28.67%	0
2012	10.328529	11.292438	9.33%	0
2011*	10.000000	10.328529	3.29%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.874422	4.169778	-39.34%	0
2012	8.230340	6.874422	-16.47%	0
2011*	10.000000	8.230340	-17.70%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.555423	10.327415	-2.16%	0
2012	9.216216	10.555423	14.53%	0
2011*	10.000000	9.216216	-7.84%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.862137	5.535884	13.86%	0
2012	5.345094	4.862137	-9.04%	0
2011	8.749005	5.345094	-38.91%	0
2010*	10.000000	8.749005	-12.51%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.200743	10.699843	30.47%	0
2012	8.755059	8.200743	-6.33%	0
2011*	10.000000	8.755059	-12.45%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.613795	7.425352	-2.48%	0
2012	8.958078	7.613795	-15.01%	0
2011	8.280867	8.958078	8.18%	0
2010*	10.000000	8.280867	-17.19%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2013	6.588910	5.087551	-22.79%	0
2012	8.442752	6.588910	-21.96%	0
2011	8.483593	8.442752	-0.48%	0
2010*	10.000000	8.483593	-15.16%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	5.986716	4.131207	-30.99%	0
2012	7.542668	5.986716	-20.63%	0
2011	8.618818	7.542668	-12.49%	0
2010*	10.000000	8.618818	-13.81%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	9.937601	12.161314	22.38%	0
2012	9.216813	9.937601	7.82%	0
2011*	10.000000	9.216813	-7.83%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.771381	11.799818	9.55%	0
2012	9.457631	10.771381	13.89%	0
2011*	10.000000	9.457631	-5.42%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.493352	11.459680	-20.93%	0
2012	14.684958	14.493352	-1.30%	0
2011	10.467511	14.684958	40.29%	0
2010*	10.000000	10.467511	4.68%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.282236	24.996727	75.02%	1,317
2012	10.924242	14.282236	30.74%	0
2011	11.310284	10.924242	-3.41%	0
2010*	10.000000	11.310284	13.10%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.532643	1.773660	-49.79%	0
2012	5.579624	3.532643	-36.69%	0
2011	7.334368	5.579624	-23.92%	0
2010*	10.000000	7.334368	-26.66%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.519683	11.651991	10.76%	749
2012	10.747218	10.519683	-2.12%	1,728
2011*	10.000000	10.747218	7.47%	1,015

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2013	5.563797	7.025879	26.28%	0
2012	4.582406	5.563797	21.42%	0
2011	6.027801	4.582406	-23.98%	0
2010	5.455199	6.027801	10.50%	0
2009	5.779441	5.455199	-5.61%	0
2008	10.050137	5.779441	-42.49%	198
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	21.931815	21.706113	-1.03%	0
2012	20.264714	21.931815	8.23%	0
2011	24.815021	20.264714	-18.34%	0
2010	20.040197	24.815021	23.83%	0
2009	13.187884	20.040197	51.96%	4,313
2008	24.710414	13.187884	-46.63%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	18.880278	28.459397	50.74%	0
2012	14.204561	18.880278	32.92%	0
2011	13.139212	14.204561	8.11%	0
2010	12.142096	13.139212	8.21%	0
2009	10.496535	12.142096	15.68%	0
2008	12.171817	10.496535	-13.76%	121
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.573908	4.327399	-5.39%	0
2012	4.746291	4.573908	-3.63%	0
2011	5.200857	4.746291	-8.74%	0
2010	4.925031	5.200857	5.60%	0
2009	4.516298	4.925031	9.05%	24,056
2008	9.064119	4.516298	-50.17%	6,477
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	18.656285	23.388880	25.37%	0
2012	17.503205	18.656285	6.59%	0
2011	15.738957	17.503205	11.21%	0
2010	13.728405	15.738957	14.65%	0
2009	11.790287	13.728405	16.44%	4,018
2008	15.744596	11.790287	-25.12%	215
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.107154	16.074612	59.04%	0
2012	8.826920	10.107154	14.50%	0
2011	8.277398	8.826920	6.64%	0
2010	6.796690	8.277398	21.79%	0
2009	5.080145	6.796690	33.79%	0
2008	13.575964	5.080145	-62.58%	232

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	7.470195	9.861853	32.02%	0
2012	7.563130	7.470195	-1.23%	0
2011	9.264494	7.563130	-18.36%	0
2010	8.650996	9.264494	7.09%	0
2009	5.149951	8.650996	67.98%	7,576
2008	10.561098	5.149951	-51.24%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	21.924834	26.461205	20.69%	0
2012	21.904480	21.924834	0.09%	0
2011	23.799636	21.904480	-7.96%	0
2010	20.450549	23.799636	16.38%	0
2009	15.105725	20.450549	35.38%	2,325
2008	28.637549	15.105725	-47.25%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	18.977600	22.982270	21.10%	0
2012	19.337514	18.977600	-1.86%	0
2011	21.808646	19.337514	-11.33%	0
2010	17.699866	21.808646	23.21%	0
2009	11.148488	17.699866	58.76%	3,555
2008	26.902509	11.148488	-58.56%	95
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	10.776324	13.050834	21.11%	0
2012	9.062084	10.776324	18.92%	0
2011	10.924047	9.062084	-17.04%	0
2010	12.525026	10.924047	-12.78%	0
2009	9.445894	12.525026	32.60%	1,222
2008	21.409182	9.445894	-55.88%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.206263	10.232089	24.69%	0
2012	6.843261	8.206263	19.92%	0
2011	8.228615	6.843261	-16.84%	0
2010	7.360602	8.228615	11.79%	0
2009	6.291821	7.360602	16.99%	8,647
2008	12.389865	6.291821	-49.22%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	15.383422	12.292578	-20.09%	0
2012	15.279287	15.383422	0.68%	0
2011	11.047202	15.279287	38.31%	0
2010	10.264491	11.047202	7.63%	0
2009	15.338967	10.264491	-33.08%	1,141
2008	10.835175	15.338967	41.57%	173

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	15.013907	20.813142	38.63%	0
2012	13.110003	15.013907	14.52%	0
2011	12.810589	13.110003	2.34%	0
2010	12.274493	12.810589	4.37%	0
2009	10.073966	12.274493	21.84%	4,502
2008	13.715655	10.073966	-26.55%	126
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.453707	25.801706	47.83%	0
2012	14.964350	17.453707	16.64%	0
2011	17.380519	14.964350	-13.90%	0
2010	14.722054	17.380519	18.06%	0
2009	9.080728	14.722054	62.12%	7,034
2008	16.853380	9.080728	-46.12%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.845708	1.012339	-45.15%	0
2012	2.435179	1.845708	-24.21%	0
2011	3.415973	2.435179	-28.71%	0
2010	5.013306	3.415973	-31.86%	0
2009	9.266435	5.013306	-45.90%	0
2008	5.893806	9.266435	57.22%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.511839	3.956737	12.67%	0
2012	3.830166	3.511839	-8.31%	0
2011	5.632771	3.830166	-32.00%	0
2010	6.609024	5.632771	-14.77%	0
2009	5.662057	6.609024	16.72%	0
2008	8.300012	5.662057	-31.78%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.077853	2.179073	-29.20%	0
2012	3.857108	3.077853	-20.20%	0
2011	4.257973	3.857108	-9.41%	0
2010	5.830688	4.257973	-26.97%	0
2009	9.216390	5.830688	-36.74%	0
2008	7.014082	9.216390	31.40%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	2.444290	1.695127	-30.65%	0
2012	3.073871	2.444290	-20.48%	0
2011	3.496808	3.073871	-12.09%	0
2010	4.543734	3.496808	-23.04%	0
2009	7.757570	4.543734	-41.43%	0
2008	5.361221	7.757570	44.70%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	2.897531	1.958573	-32.41%	0
2012	3.621995	2.897531	-20.00%	0
2011	4.010499	3.621995	-9.69%	0
2010	5.669057	4.010499	-29.26%	0
2009	8.637821	5.669057	-34.37%	0
2008	7.086590	8.637821	21.89%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.531715	2.536793	-28.17%	0
2012	4.352286	3.531715	-18.85%	0
2011	4.894897	4.352286	-11.09%	0
2010	6.030359	4.894897	-18.83%	0
2009	8.515192	6.030359	-29.18%	0
2008	6.255797	8.515192	36.12%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	11.855699	18.078903	52.49%	0
2012	10.098933	11.855699	17.40%	0
2011	14.540190	10.098933	-30.54%	0
2010	12.853067	14.540190	13.13%	0
2009	10.631972	12.853067	20.89%	0
2008	16.228248	10.631972	-34.48%	135
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	16.358595	22.772575	39.21%	0
2012	13.794830	16.358595	18.58%	0
2011	13.774046	13.794830	0.15%	0
2010	10.810378	13.774046	27.42%	0
2009	8.088694	10.810378	33.65%	5,790
2008	16.256064	8.088694	-50.24%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	19.734486	28.981389	46.86%	0
2012	16.238949	19.734486	21.53%	0
2011	17.977043	16.238949	-9.67%	0
2010	13.369685	17.977043	34.46%	0
2009	8.975060	13.369685	48.96%	0
2008	20.331174	8.975060	-55.86%	138
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	19.736068	34.768407	76.17%	0
2012	15.054015	19.736068	31.10%	0
2011	15.504622	15.054015	-2.91%	0
2010	11.585742	15.504622	33.83%	0
2009	5.441655	11.585742	112.91%	0
2008	20.319103	5.441655	-73.22%	408

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.215061	22.653777	31.59%	0
2012	15.082668	17.215061	14.14%	0
2011	15.101525	15.082668	-0.12%	0
2010	13.038641	15.101525	15.82%	0
2009	8.775358	13.038641	48.58%	265
2008	15.456036	8.775358	-43.22%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	13.127129	19.118489	45.64%	6,122
2012	10.985998	13.127129	19.49%	0
2011	11.371137	10.985998	-3.39%	0
2010	9.696580	11.371137	17.27%	0
2009	7.320527	9.696580	32.46%	1,926
2008	16.451650	7.320527	-55.50%	492
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	17.191436	9.056896	-47.32%	0
2012	18.339681	17.191436	-6.26%	0
2011	24.737131	18.339681	-25.86%	0
2010	18.327472	24.737131	34.97%	0
2009	12.563509	18.327472	45.88%	3,969
2008	20.921995	12.563509	-39.95%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	15.675570	15.927230	1.61%	0
2012	13.551243	15.675570	15.68%	0
2011	13.555506	13.551243	-0.03%	0
2010	11.105686	13.555506	22.06%	0
2009	9.069936	11.105686	22.45%	10,864
2008	15.900859	9.069936	-42.96%	4,005
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	16.754474	22.240599	32.74%	0
2012	14.679096	16.754474	14.14%	0
2011	14.260640	14.679096	2.93%	0
2010	11.657927	14.260640	22.33%	0
2009	8.269128	11.657927	40.98%	4,720
2008	12.616728	8.269128	-34.46%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	16.925256	26.233796	55.00%	0
2012	14.181231	16.925256	19.35%	0
2011	16.520267	14.181231	-14.16%	0
2010	12.260018	16.520267	34.75%	0
2009	9.408299	12.260018	30.31%	48
2008	19.792307	9.408299	-52.46%	130

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	12.166406	20.064819	64.92%	0
2012	9.619900	12.166406	26.47%	0
2011	10.245529	9.619900	-6.11%	0
2010	8.353606	10.245529	22.65%	0
2009	5.838382	8.353606	43.08%	0
2008	18.658119	5.838382	-68.71%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	11.962083	16.524503	38.14%	0
2012	10.800504	11.962083	10.75%	0
2011	11.170169	10.800504	-3.31%	0
2010	9.139295	11.170169	22.22%	0
2009	6.350037	9.139295	43.93%	2,833
2008	10.796157	6.350037	-41.18%	217
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	11.849450	16.825909	42.00%	1,199
2012	9.918148	11.849450	19.47%	948
2011	10.478053	9.918148	-5.34%	555
2010	8.908997	10.478053	17.61%	0
2009	6.025644	8.908997	47.85%	2,845
2008	12.006657	6.025644	-49.81%	219
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	17.001849	22.278558	31.04%	0
2012	14.987959	17.001849	13.44%	0
2011	15.433800	14.987959	-2.89%	0
2010	11.908839	15.433800	29.60%	0
2009	7.768865	11.908839	53.29%	4,122
2008	12.447272	7.768865	-37.59%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	13.034621	17.303510	32.75%	0
2012	11.398925	13.034621	14.35%	0
2011	12.558934	11.398925	-9.24%	0
2010	10.694855	12.558934	17.43%	0
2009	7.047258	10.694855	51.76%	2,650
2008	12.790470	7.047258	-44.90%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	13.730270	18.965445	38.13%	0
2012	12.699825	13.730270	8.11%	0
2011	12.550360	12.699825	1.19%	0
2010	10.238424	12.550360	22.58%	0
2009	7.818236	10.238424	30.96%	0
2008	12.177941	7.818236	-35.80%	175

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	11.921759	16.644770	39.62%	0
2012	10.131906	11.921759	17.67%	0
2011	11.445629	10.131906	-11.48%	0
2010	9.359626	11.445629	22.29%	0
2009	5.900816	9.359626	58.62%	0
2008	10.684690	5.900816	-44.77%	219
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.303337	5.030094	-5.15%	0
2012	5.789406	5.303337	-8.40%	0
2011	6.185864	5.789406	-6.41%	0
2010	6.626876	6.185864	-6.65%	0
2009	8.055238	6.626876	-17.73%	0
2008	7.806422	8.055238	3.19%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.882972	17.050471	32.35%	0
2012	11.769733	12.882972	9.46%	0
2011	13.260046	11.769733	-11.24%	0
2010	12.107973	13.260046	9.51%	0
2009	7.960373	12.107973	52.10%	5,330
2008	14.918975	7.960373	-46.64%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	10.630998	12.206672	14.82%	0
2012	10.372247	10.630998	2.49%	0
2011	12.395909	10.372247	-16.33%	0
2010	11.074053	12.395909	11.94%	0
2009	8.803749	11.074053	25.79%	0
2008	16.477174	8.803749	-46.57%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	14.231994	20.957068	47.25%	0
2012	12.382901	14.231994	14.93%	0
2011	14.252201	12.382901	-13.12%	0
2010	11.745414	14.252201	21.34%	0
2009	10.236276	11.745414	14.74%	0
2008	14.011412	10.236276	-26.94%	238
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	15.935300	17.699377	11.07%	0
2012	16.122853	15.935300	-1.16%	0
2011	14.182886	16.122853	13.68%	0
2010	13.574947	14.182886	4.48%	0
2009	12.203675	13.574947	11.24%	0
2008	17.727894	12.203675	-31.16%	212

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.768750	9.280105	-5.00%	0
2012	9.916642	9.768750	-1.49%	0
2011	10.532431	9.916642	-5.85%	0
2010	11.415061	10.532431	-7.73%	0
2009	10.954257	11.415061	4.21%	0
2008	12.769073	10.954257	-14.21%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.040891	0.41%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.809779	10.533153	-10.81%	0
2012	10.249945	11.809779	15.22%	0
2011*	10.000000	10.249945	2.50%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.467983	10.501951	0.32%	0
2012	8.241522	10.467983	27.02%	0
2011*	10.000000	8.241522	-17.58%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.814099	11.104599	13.15%	0
2012	8.830983	9.814099	11.13%	0
2011*	10.000000	8.830983	-11.69%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.725234	8.346883	8.05%	1,148
2012	7.644668	7.725234	1.05%	1,568
2011*	10.000000	7.644668	-23.55%	724
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.455888	9.709892	2.69%	0
2012	9.546967	9.455888	-0.95%	0
2011*	10.000000	9.546967	-4.53%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	9.993540	11.352579	13.60%	0
2012	9.022527	9.993540	10.76%	0
2011*	10.000000	9.022527	-9.77%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.354581	3.55%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.086612	9.913105	-10.58%	0
2012	10.567718	11.086612	4.91%	5,507
2011*	10.000000	10.567718	5.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.931855	18.487527	32.70%	0
2012	12.428202	13.931855	12.10%	0
2011	12.336481	12.428202	0.74%	0
2010	11.061772	12.336481	11.52%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	15.080394	19.408258	28.70%	0
2012	13.472513	15.080394	11.93%	0
2011	13.650548	13.472513	-1.30%	0
2010	12.318187	13.650548	10.82%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.409127	14.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.669496	11.926876	11.78%	0
2012	9.931407	10.669496	7.43%	0
2011	10.548714	9.931407	-5.85%	0
2010*	10.000000	10.548714	5.49%	6,429
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.602953	8.418387	-12.34%	0
2012	10.039941	9.602953	-4.35%	0
2011	11.764151	10.039941	-14.66%	0
2010*	10.000000	11.764151	17.64%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.419952	10.582092	1.56%	0
2012*	10.000000	10.419952	4.20%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.907201	11.164133	12.69%	19,774
2012	9.035447	9.907201	9.65%	0
2011*	10.000000	9.035447	-9.65%	7,105

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	14.002968	17.483403	24.85%	0
2012	12.245028	14.002968	14.36%	0
2011	12.445027	12.245028	-1.61%	0
2010	11.085624	12.445027	12.26%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	13.468006	17.891437	32.84%	0
2012	12.049836	13.468006	11.77%	6,973
2011	12.335617	12.049836	-2.32%	4,040
2010	10.193649	12.335617	21.01%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.508854	10.869567	3.43%	0
2012*	10.000000	10.508854	5.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.217655	13.564984	20.93%	0
2012	9.955825	11.217655	12.67%	0
2011	10.349320	9.955825	-3.80%	0
2010*	10.000000	10.349320	3.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.477473	4.77%	13,790
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.349842	13.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.251763	2.52%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.534421	11.498166	20.60%	3,016
2012	8.582963	9.534421	11.09%	20,914
2011	9.476487	8.582963	-9.43%	23,136
2010	8.424341	9.476487	12.49%	24,594
2009	6.185254	8.424341	36.20%	1,191
2008	11.124783	6.185254	-44.40%	1,231
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.721081	10.463008	7.63%	17,984
2012	8.981570	9.721081	8.23%	18,002
2011	9.218079	8.981570	-2.57%	9,650
2010	8.501030	9.218079	8.43%	0
2009	7.098208	8.501030	19.76%	1,695
2008	10.390193	7.098208	-31.68%	1,667

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.172466	10.641668	16.02%	0
2012	8.351902	9.172466	9.82%	4,593
2011	8.923863	8.351902	-6.41%	5,079
2010	8.029700	8.923863	11.14%	5,468
2009	6.052308	8.029700	32.67%	1,525
2008	10.706305	6.052308	-43.47%	1,586
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.651914	6.667180	0.23%	3,296
2012	7.668131	6.651914	-13.25%	4,213
2011	8.589292	7.668131	-10.72%	4,572
2010	9.113727	8.589292	-5.75%	4,572
2009	9.718388	9.113727	-6.22%	3,515
2008*	10.000000	9.718388	-2.82%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	13.596327	15.602741	14.76%	504
2012	13.326680	13.596327	2.02%	573
2011	14.597759	13.326680	-8.71%	573
2010	13.435244	14.597759	8.65%	573
2009	10.802937	13.435244	24.37%	2,616
2008	18.658501	10.802937	-42.10%	1,707
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.348891	8.291720	-0.68%	4,506
2012	8.359930	8.348891	-0.13%	0
2011	8.276411	8.359930	1.01%	4,854
2010	7.977996	8.276411	3.74%	4,854
2009	8.443138	7.977996	-5.51%	6,510
2008	10.632546	8.443138	-20.59%	4,448
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.093885	0.94%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.047798	0.48%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.992759	-0.07%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	10.946587	13.382765	22.26%	0
2012	9.401925	10.946587	16.43%	9,284
2011	10.370143	9.401925	-9.34%	6,558
2010*	10.000000	10.370143	3.70%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.776041	-2.24%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.949915	-0.50%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.040014	10.647059	6.05%	0
2012	9.405597	10.040014	6.75%	0
2011*	10.000000	9.405597	-5.94%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.733959	17.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.472906	12.614644	20.45%	95,542
2012	9.264014	10.472906	13.05%	23,837
2011*	10.000000	9.264014	-7.36%	7,108
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.697051	16.97%	2,398
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.433788	14.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.076144	14.011190	26.50%	0
2012	9.760796	11.076144	13.48%	0
2011	10.670806	9.760796	-8.53%	0
2010*	10.000000	10.670806	6.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.878233	12.185878	12.02%	180
2012	10.025963	10.878233	8.50%	0
2011	10.401387	10.025963	-3.61%	0
2010*	10.000000	10.401387	4.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.017555	13.051167	18.46%	447
2012	9.923656	11.017555	11.02%	0
2011	10.519495	9.923656	-5.66%	0
2010*	10.000000	10.519495	5.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.632677	10.900560	2.52%	1,941
2012	10.124391	10.632677	5.02%	4,083
2011	10.217989	10.124391	-0.92%	2,539
2010*	10.000000	10.217989	2.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.267069	2.67%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.338995	3.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.951222	12.604405	15.10%	2,182
2012	9.975642	10.951222	9.78%	0
2011	10.453844	9.975642	-4.57%	0
2010*	10.000000	10.453844	4.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.036055	13.399918	21.42%	0
2012	9.858504	11.036055	11.94%	0
2011	10.584604	9.858504	-6.86%	0
2010*	10.000000	10.584604	5.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.830698	11.770844	8.68%	0
2012	10.074424	10.830698	7.51%	0
2011	10.339023	10.074424	-2.56%	0
2010*	10.000000	10.339023	3.39%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.666555	10.207694	-4.30%	0
2012	10.192767	10.666555	4.65%	0
2011*	10.000000	10.192767	1.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.246313	2.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.311067	3.11%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.313890	9.099671	-2.30%	55,755
2012	9.533758	9.313890	-2.31%	63,856
2011	9.757565	9.533758	-2.29%	50,142
2010	9.987258	9.757565	-2.30%	76,572
2009*	10.000000	9.987258	-0.13%	39,578
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.514347	-4.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.039588	13.059107	18.29%	0
2012	9.781877	11.039588	12.86%	0
2011	11.077875	9.781877	-11.70%	0
2010*	10.000000	11.077875	10.78%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.480783	15.077026	31.32%	0
2012	10.118504	11.480783	13.46%	0
2011	10.702160	10.118504	-5.45%	0
2010*	10.000000	10.702160	7.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.753556	14.186463	31.92%	0
2012	9.360610	10.753556	14.88%	0
2011	10.202136	9.360610	-8.25%	0
2010*	10.000000	10.202136	2.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.665825	15.797840	35.42%	0
2012	10.415761	11.665825	12.00%	0
2011	11.157100	10.415761	-6.64%	0
2010*	10.000000	11.157100	11.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.621604	15.405451	32.56%	0
2012	10.224545	11.621604	13.66%	0
2011	10.713471	10.224545	-4.56%	0
2010*	10.000000	10.713471	7.13%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.257357	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.001338	9.781607	-2.20%	0
2012	9.888939	10.001338	1.14%	0
2011*	10.000000	9.888939	-1.11%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.119487	1.19%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.599479	-4.01%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.575581	9.721830	1.53%	0
2012*	10.000000	9.575581	-4.24%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.158635	10.381798	2.20%	3,233
2012*	10.000000	10.158635	1.59%	23,585
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.352177	13.52%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.623107	10.390117	-2.19%	0
2012	9.471330	10.623107	12.16%	0
2011*	10.000000	9.471330	-5.29%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.292772	9.409441	-16.68%	0
2012	10.995812	11.292772	2.70%	0
2011	12.172377	10.995812	-9.67%	1,137
2010*	10.000000	12.172377	21.72%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.570758	11.416804	-9.18%	0
2012	10.926227	12.570758	15.05%	0
2011	10.528835	10.926227	3.77%	0
2010*	10.000000	10.528835	5.29%	6,155
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.780249	10.753486	-8.72%	0
2012	11.458761	11.780249	2.81%	0
2011	10.817357	11.458761	5.93%	0
2010*	10.000000	10.817357	8.17%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.852922	10.588297	-10.67%	0
2012	11.353547	11.852922	4.40%	0
2011	10.813838	11.353547	4.99%	0
2010*	10.000000	10.813838	8.14%	6,178
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.838431	12.217279	3.20%	0
2012	10.611575	11.838431	11.56%	0
2011	10.520490	10.611575	0.87%	0
2010*	10.000000	10.520490	5.20%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.080087	9.825372	-2.53%	0
2012	9.756992	10.080087	3.31%	0
2011*	10.000000	9.756992	-2.43%	3,367
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.629848	10.156163	-4.46%	0
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.918649	-0.81%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.059211	8.656904	-4.44%	0
2012	8.304730	9.059211	9.08%	0
2011	11.127882	8.304730	-25.37%	0
2010*	10.000000	11.127882	11.28%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.629676	12.703570	9.23%	0
2012	10.289239	11.629676	13.03%	0
2011	10.749093	10.289239	-4.28%	0
2010*	10.000000	10.749093	7.49%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.105008	13.011476	7.49%	0
2012	10.857059	12.105008	11.49%	0
2011	10.815177	10.857059	0.39%	0
2010*	10.000000	10.815177	8.15%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.887656	9.983333	12.33%	0
2012	7.878101	8.887656	12.81%	0
2011	11.045194	7.878101	-28.67%	0
2010*	10.000000	11.045194	10.45%	9,396
ProFunds - ProFund VP Banks - Q/NQ
2013	9.658263	12.593209	30.39%	0
2012	7.410606	9.658263	30.33%	0
2011*	10.000000	7.410606	-25.89%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.126249	9.402773	15.71%	0
2012	7.667367	8.126249	5.98%	0
2011*	10.000000	7.667367	-23.33%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.466415	4.640204	-28.24%	0
2012	7.936194	6.466415	-18.52%	0
2011	8.914631	7.936194	-10.98%	0
2010*	10.000000	8.914631	-10.85%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.770797	21.014072	64.55%	0
2012	9.290202	12.770797	37.47%	0
2011*	10.000000	9.290202	-7.10%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.198603	14.196822	26.77%	0
2012	10.064917	11.198603	11.26%	30,860
2011	10.301291	10.064917	-2.29%	29,179
2010*	10.000000	10.301291	3.01%	13,525

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.635391	13.347274	25.50%	0
2012	9.819922	10.635391	8.30%	0
2011*	10.000000	9.819922	-1.80%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.417881	15.602977	36.65%	0
2012	9.571850	11.417881	19.29%	0
2011*	10.000000	9.571850	-4.28%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	8.934891	8.168656	-8.58%	0
2012	8.581916	8.934891	4.11%	0
2011	10.939158	8.581916	-21.55%	0
2010*	10.000000	10.939158	9.39%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.673902	12.684755	18.84%	0
2012	9.370589	10.673902	13.91%	0
2011	10.526169	9.370589	-10.98%	0
2010*	10.000000	10.526169	5.26%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.015454	12.924060	29.04%	0
2012	8.219064	10.015454	21.86%	0
2011*	10.000000	8.219064	-17.81%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	10.939241	14.937013	36.55%	0
2012	9.537299	10.939241	14.70%	0
2011*	10.000000	9.537299	-4.63%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.812095	13.247476	35.01%	0
2012	8.673227	9.812095	13.13%	13,871
2011*	10.000000	8.673227	-13.27%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.227147	11.939723	16.75%	0
2012	9.029674	10.227147	13.26%	0
2011	10.789083	9.029674	-16.31%	0
2010*	10.000000	10.789083	7.89%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.829625	14.569783	48.22%	943
2012	8.401111	9.829625	17.00%	0
2011*	10.000000	8.401111	-15.99%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2013	8.474819	12.273980	44.83%	0
2012	7.055559	8.474819	20.12%	0
2011	8.864982	7.055559	-20.41%	0
2010*	10.000000	8.864982	-11.35%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.047748	15.805170	31.19%	4,865
2012	10.609804	12.047748	13.55%	7,050
2011	10.703255	10.609804	-0.87%	6,928
2010*	10.000000	10.703255	7.03%	3,239
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.043075	13.386235	21.22%	315
2012	10.985396	11.043075	0.53%	774
2011	10.996477	10.985396	-0.10%	14,781
2010*	10.000000	10.996477	9.96%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.282827	14.509843	28.60%	0
2012	10.325032	11.282827	9.28%	2,855
2011*	10.000000	10.325032	3.25%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.868566	4.164091	-39.37%	398
2012	8.227546	6.868566	-16.52%	398
2011*	10.000000	8.227546	-17.72%	398
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.546427	10.313329	-2.21%	0
2012	9.213078	10.546427	14.47%	0
2011*	10.000000	9.213078	-7.87%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.855514	5.525505	13.80%	0
2012	5.340548	4.855514	-9.08%	0
2011	8.746035	5.340548	-38.94%	0
2010*	10.000000	8.746035	-12.54%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.193749	10.685251	30.41%	0
2012	8.752082	8.193749	-6.38%	0
2011*	10.000000	8.752082	-12.48%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.603408	7.411421	-2.53%	108
2012	8.950462	7.603408	-15.05%	704
2011	8.278058	8.950462	8.12%	108
2010*	10.000000	8.278058	-17.22%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2013	6.579950	5.078031	-22.83%	383
2012	8.435584	6.579950	-22.00%	997
2011	8.480703	8.435584	-0.53%	383
2010*	10.000000	8.480703	-15.19%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	5.978556	4.123466	-31.03%	0
2012	7.536260	5.978556	-20.67%	705
2011	8.615894	7.536260	-12.53%	0
2010*	10.000000	8.615894	-13.84%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	9.929131	12.144754	22.31%	0
2012	9.213683	9.929131	7.77%	10,062
2011*	10.000000	9.213683	-7.86%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.762215	11.783747	9.49%	0
2012	9.454420	10.762215	13.83%	0
2011*	10.000000	9.454420	-5.46%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.473644	11.438250	-20.97%	0
2012	14.672509	14.473644	-1.36%	0
2011	10.463963	14.672509	40.22%	0
2010*	10.000000	10.463963	4.64%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.262788	24.949958	74.93%	3,082
2012	10.914959	14.262788	30.67%	0
2011	11.306446	10.914959	-3.46%	0
2010*	10.000000	11.306446	13.06%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.527833	1.770333	-49.82%	0
2012	5.574874	3.527833	-36.72%	0
2011	7.331873	5.574874	-23.96%	0
2010*	10.000000	7.331873	-26.68%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.510715	11.636116	10.71%	0
2012	10.743564	10.510715	-2.17%	11,102
2011*	10.000000	10.743564	7.44%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2013	5.536436	6.987752	26.21%	0
2012	4.562213	5.536436	21.35%	1,350
2011	6.004296	4.562213	-24.02%	0
2010	5.436707	6.004296	10.44%	0
2009	5.762804	5.436707	-5.66%	0
2008	10.026364	5.762804	-42.52%	61
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	21.824051	21.588414	-1.08%	0
2012	20.175476	21.824051	8.17%	106
2011	24.718375	20.175476	-18.38%	0
2010	19.972348	24.718375	23.76%	347
2009	13.149973	19.972348	51.88%	6,342
2008	24.652031	13.149973	-46.66%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	18.787538	28.305138	50.66%	0
2012	14.142032	18.787538	32.85%	364
2011	13.088061	14.142032	8.05%	0
2010	12.101008	13.088061	8.16%	5,894
2009	10.466366	12.101008	15.62%	0
2008	12.143058	10.466366	-13.81%	2,312
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.556988	4.309186	-5.44%	0
2012	4.731152	4.556988	-3.68%	0
2011	5.186917	4.731152	-8.79%	6,318
2010	4.914336	5.186917	5.55%	6,318
2009	4.508804	4.914336	8.99%	10,141
2008	9.053712	4.508804	-50.20%	2,695
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	18.564664	23.262117	25.30%	1,077
2012	17.426171	18.564664	6.53%	3,075
2011	15.677695	17.426171	11.15%	1,258
2010	13.681970	15.677695	14.59%	1,206
2009	11.756415	13.681970	16.38%	1,359
2008	15.707400	11.756415	-25.15%	1,635
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.062457	15.995361	58.96%	0
2012	8.792396	10.062457	14.44%	567
2011	8.249233	8.792396	6.58%	0
2010	6.777021	8.249233	21.72%	0
2009	5.068028	6.777021	33.72%	0
2008	13.550563	5.068028	-62.60%	71

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	7.433491	9.808380	31.95%	0
2012	7.529825	7.433491	-1.28%	0
2011	9.228408	7.529825	-18.41%	0
2010	8.621708	9.228408	7.04%	0
2009	5.135138	8.621708	67.90%	2,365
2008	10.536153	5.135138	-51.26%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	21.817117	26.317736	20.63%	555
2012	21.808046	21.817117	0.04%	703
2011	23.706966	21.808046	-8.01%	1,350
2010	20.381320	23.706966	16.32%	3,873
2009	15.062289	20.381320	35.31%	706
2008	28.569860	15.062289	-47.28%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	18.884307	22.857594	21.04%	620
2012	19.252328	18.884307	-1.91%	662
2011	21.723678	19.252328	-11.38%	752
2010	17.639938	21.723678	23.15%	752
2009	11.116426	17.639938	58.68%	1,106
2008	26.838915	11.116426	-58.58%	29
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	10.723361	12.980036	21.04%	0
2012	9.022172	10.723361	18.86%	0
2011	10.881503	9.022172	-17.09%	0
2010	12.482627	10.881503	-12.83%	0
2009	9.418735	12.482627	32.53%	5,782
2008	21.358591	9.418735	-55.90%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.165921	10.176587	24.62%	0
2012	6.813116	8.165921	19.86%	908
2011	8.196558	6.813116	-16.88%	0
2010	7.335678	8.196558	11.74%	0
2009	6.273724	7.335678	16.93%	2,624
2008	12.360602	6.273724	-49.24%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	15.307491	12.225649	-20.13%	0
2012	15.211665	15.307491	0.63%	0
2011	11.003928	15.211665	38.24%	0
2010	10.229518	11.003928	7.57%	0
2009	15.294528	10.229518	-33.12%	759
2008	10.809315	15.294528	41.49%	5,158

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	14.940152	20.700317	38.55%	0
2012	13.052283	14.940152	14.46%	311
2011	12.760708	13.052283	2.28%	0
2010	12.232952	12.760708	4.31%	5,207
2009	10.045012	12.232952	21.78%	1,366
2008	13.683231	10.045012	-26.59%	2,354
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.367958	25.661820	47.75%	153
2012	14.898463	17.367958	16.58%	158
2011	17.312837	14.898463	-13.95%	164
2010	14.672223	17.312837	18.00%	328
2009	9.054624	14.672223	62.04%	9,223
2008	16.813561	9.054624	-46.15%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.837530	1.007335	-45.18%	826
2012	2.425642	1.837530	-24.25%	826
2011	3.404328	2.425642	-28.75%	826
2010	4.998783	3.404328	-31.90%	9,382
2009	9.244331	4.998783	-45.93%	0
2008	5.882762	9.244331	57.14%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.494580	3.935280	12.61%	13,475
2012	3.813310	3.494580	-8.36%	0
2011	5.610829	3.813310	-32.04%	0
2010	6.586649	5.610829	-14.82%	0
2009	5.645774	6.586649	16.67%	0
2008	8.280397	5.645774	-31.82%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.064259	2.168338	-29.24%	0
2012	3.842038	3.064259	-20.24%	0
2011	4.243495	3.842038	-9.46%	0
2010	5.813826	4.243495	-27.01%	7,585
2009	9.194440	5.813826	-36.77%	0
2008	7.000958	9.194440	31.33%	2,587
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	2.432270	1.685926	-30.69%	0
2012	3.060330	2.432270	-20.52%	0
2011	3.483179	3.060330	-12.14%	0
2010	4.528349	3.483179	-23.08%	0
2009	7.735264	4.528349	-41.46%	0
2008	5.348540	7.735264	44.62%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	2.884701	1.948909	-32.44%	261
2012	3.607819	2.884701	-20.04%	261
2011	3.996845	3.607819	-9.73%	13,372
2010	5.652651	3.996845	-29.29%	0
2009	8.617249	5.652651	-34.40%	0
2008	7.073327	8.617249	21.83%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.514342	2.523017	-28.21%	0
2012	4.333110	3.514342	-18.90%	0
2011	4.875821	4.333110	-11.13%	0
2010	6.009944	4.875821	-18.87%	6,560
2009	8.490698	6.009944	-29.22%	0
2008	6.240987	8.490698	36.05%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	11.797419	17.980847	52.41%	0
2012	10.054446	11.797419	17.34%	0
2011	14.483557	10.054446	-30.58%	0
2010	12.809552	14.483557	13.07%	0
2009	10.601400	12.809552	20.83%	39
2008	16.189872	10.601400	-34.52%	42
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	16.278211	22.649089	39.14%	1,306
2012	13.734081	16.278211	18.52%	1,677
2011	13.720391	13.734081	0.10%	1,524
2010	10.773777	13.720391	27.35%	1,465
2009	8.065436	10.773777	33.58%	1,757
2008	16.217651	8.065436	-50.27%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	19.637512	28.824243	46.78%	0
2012	16.167424	19.637512	21.46%	0
2011	17.907020	16.167424	-9.71%	286
2010	13.324412	17.907020	34.39%	899
2009	8.949247	13.324412	48.89%	0
2008	20.283116	8.949247	-55.88%	42
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	19.639087	34.579893	76.08%	0
2012	14.987721	19.639087	31.03%	0
2011	15.444228	14.987721	-2.96%	0
2010	11.546501	15.444228	33.76%	0
2009	5.425995	11.546501	112.80%	99
2008	20.271082	5.425995	-73.23%	126

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.130494	22.530974	31.53%	0
2012	15.016278	17.130494	14.08%	0
2011	15.042716	15.016278	-0.18%	0
2010	12.994502	15.042716	15.76%	348
2009	8.750132	12.994502	48.51%	789
2008	15.419510	8.750132	-43.25%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	13.062611	19.014815	45.57%	14,377
2012	10.937616	13.062611	19.43%	736
2011	11.326832	10.937616	-3.44%	435
2010	9.663740	11.326832	17.21%	818
2009	7.299474	9.663740	32.39%	393
2008	16.412768	7.299474	-55.53%	152
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	17.106934	9.007758	-47.34%	188
2012	18.258899	17.106934	-6.31%	757
2011	24.640763	18.258899	-25.90%	8,067
2010	18.265400	24.640763	34.90%	3,688
2009	12.527376	18.265400	45.80%	5,342
2008	20.872517	12.527376	-39.98%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	15.598544	15.840841	1.55%	2,511
2012	13.491580	15.598544	15.62%	4,258
2011	13.502715	13.491580	-0.08%	4,551
2010	11.068083	13.502715	22.00%	4,846
2009	9.043862	11.068083	22.38%	3,998
2008	15.863301	9.043862	-42.99%	1,413
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	16.672151	22.119993	32.68%	0
2012	14.614455	16.672151	14.08%	0
2011	14.205092	14.614455	2.88%	143
2010	11.618461	14.205092	22.26%	0
2009	8.245348	11.618461	40.91%	1,432
2008	12.586892	8.245348	-34.49%	2,183
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	16.842081	26.091549	54.92%	0
2012	14.118776	16.842081	19.29%	288
2011	16.455928	14.118776	-14.20%	296
2010	12.218507	16.455928	34.68%	423
2009	9.381250	12.218507	30.24%	281
2008	19.745551	9.381250	-52.49%	40

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	12.106598	19.955994	64.84%	0
2012	9.577518	12.106598	26.41%	0
2011	10.205608	9.577518	-6.15%	0
2010	8.325301	10.205608	22.59%	0
2009	5.821577	8.325301	43.01%	0
2008	18.614007	5.821577	-68.72%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	11.909181	16.443022	38.07%	514
2012	10.758254	11.909181	10.70%	20,555
2011	11.132160	10.758254	-3.36%	46,228
2010	9.112855	11.132160	22.16%	956
2009	6.334901	9.112855	43.85%	13,514
2008	10.775961	6.334901	-41.21%	313
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	11.797045	16.742921	41.92%	151
2012	9.879350	11.797045	19.41%	13,086
2011	10.442401	9.879350	-5.39%	158
2010	8.883214	10.442401	17.55%	50
2009	6.011286	8.883214	47.78%	13,514
2008	11.984195	6.011286	-49.84%	440
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	16.926608	22.168620	30.97%	40,625
2012	14.929289	16.926608	13.38%	8,833
2011	15.381233	14.929289	-2.94%	21,722
2010	11.874352	15.381233	29.53%	390
2009	7.750336	11.874352	53.21%	19,497
2008	12.423959	7.750336	-37.62%	220
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	12.976988	17.218210	32.68%	132
2012	11.354339	12.976988	14.29%	11,553
2011	12.516202	11.354339	-9.28%	139
2010	10.663923	12.516202	17.37%	43
2009	7.030461	10.663923	51.68%	12,584
2008	12.766540	7.030461	-44.93%	156
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	13.669556	18.871948	38.06%	48,474
2012	12.650159	13.669556	8.06%	0
2011	12.507658	12.650159	1.14%	0
2010	10.208799	12.507658	22.52%	0
2009	7.799604	10.208799	30.89%	0
2008	12.155146	7.799604	-35.83%	513

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	11.868988	16.562628	39.55%	0
2012	10.092230	11.868988	17.61%	12,921
2011	11.406648	10.092230	-11.52%	0
2010	9.332516	11.406648	22.22%	0
2009	5.886733	9.332516	58.53%	0
2008	10.664687	5.886733	-44.80%	635
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.283731	5.008928	-5.20%	13,404
2012	5.770955	5.283731	-8.44%	193
2011	6.169296	5.770955	-6.46%	199
2010	6.612498	6.169296	-6.70%	5,152
2009	8.041882	6.612498	-17.77%	0
2008	7.797455	8.041882	3.13%	4,079
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.819668	16.958024	32.28%	0
2012	11.717915	12.819668	9.40%	0
2011	13.208411	11.717915	-11.28%	170
2010	12.066988	13.208411	9.46%	5,321
2009	7.937486	12.066988	52.03%	1,618
2008	14.883719	7.937486	-46.67%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	10.578774	12.140504	14.76%	0
2012	10.326592	10.578774	2.44%	0
2011	12.347656	10.326592	-16.37%	0
2010	11.036593	12.347656	11.88%	0
2009	8.778448	11.036593	25.72%	0
2008	16.438240	8.778448	-46.60%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	14.162018	20.843351	47.18%	1,265
2012	12.328336	14.162018	14.87%	1,336
2011	14.196660	12.328336	-13.16%	1,475
2010	11.705632	14.196660	21.28%	6,340
2009	10.206846	11.705632	14.68%	0
2008	13.978292	10.206846	-26.98%	1,957
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	15.857059	17.603477	11.01%	216
2012	16.051914	15.857059	-1.21%	223
2011	14.127691	16.051914	13.62%	231
2010	13.529028	14.127691	4.43%	248
2009	12.168621	13.529028	11.18%	0
2008	17.686030	12.168621	-31.20%	1,913

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.732598	9.241038	-5.05%	0
2012	9.885021	9.732598	-1.54%	0
2011	10.504223	9.885021	-5.89%	0
2010	11.390311	10.504223	-7.78%	0
2009	10.936102	11.390311	4.15%	0
2008	12.754433	10.936102	-14.26%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.040187	0.40%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.799716	10.518776	-10.86%	0
2012	10.246464	11.799716	15.16%	0
2011*	10.000000	10.246464	2.46%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.459072	10.487646	0.27%	0
2012	8.238726	10.459072	26.95%	0
2011*	10.000000	8.238726	-17.61%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.805755	11.089475	13.09%	0
2012	8.827991	9.805755	11.08%	0
2011*	10.000000	8.827991	-11.72%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.718665	8.335510	7.99%	0
2012	7.642076	7.718665	1.00%	0
2011*	10.000000	7.642076	-23.58%	1,189
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.447821	9.696643	2.63%	0
2012	9.543726	9.447821	-1.00%	0
2011*	10.000000	9.543726	-4.56%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	9.985022	11.337102	13.54%	0
2012	9.019464	9.985022	10.71%	0
2011*	10.000000	9.019464	-9.81%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.353854	3.54%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.077168	9.899595	-10.63%	605
2012	10.564135	11.077168	4.86%	51,976
2011*	10.000000	10.564135	5.64%	51,409
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.863347	18.387203	32.63%	0
2012	12.373432	13.863347	12.04%	0
2011	12.288392	12.373432	0.69%	0
2010	11.024290	12.288392	11.47%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	15.006268	19.302990	28.63%	0
2012	13.413177	15.006268	11.88%	0
2011	13.597378	13.413177	-1.35%	0
2010	12.276491	13.597378	10.76%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.405224	14.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.654942	11.904517	11.73%	1,058
2012	9.922958	10.654942	7.38%	0
2011	10.545128	9.922958	-5.90%	0
2010*	10.000000	10.545128	5.45%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.589874	8.402623	-12.38%	0
2012	10.031410	9.589874	-4.40%	382
2011	11.760161	10.031410	-14.70%	561
2010*	10.000000	11.760161	17.60%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.416401	10.573073	1.50%	0
2012*	10.000000	10.416401	4.16%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.898751	11.148902	12.63%	0
2012	9.032376	9.898751	9.59%	0
2011*	10.000000	9.032376	-9.68%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	13.934147	17.388573	24.79%	658
2012	12.191095	13.934147	14.30%	658
2011	12.396543	12.191095	-1.66%	0
2010	11.048085	12.396543	12.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	13.401793	17.794387	32.78%	0
2012	11.996755	13.401793	11.71%	0
2011	12.287545	11.996755	-2.37%	0
2010	10.159121	12.287545	20.95%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.505270	10.860289	3.38%	0
2012*	10.000000	10.505270	5.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.202344	13.539535	20.86%	0
2012	9.947356	11.202344	12.62%	0
2011	10.345806	9.947356	-3.85%	0
2010*	10.000000	10.345806	3.46%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.473890	4.74%	2,727
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.345960	13.46%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.251050	2.51%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.504831	11.456622	20.53%	1,061
2012	8.560718	9.504831	11.03%	0
2011	9.456755	8.560718	-9.48%	0
2010	8.411100	9.456755	12.43%	0
2009	6.178691	8.411100	36.13%	18,375
2008	11.118679	6.178691	-44.43%	14,304
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.690925	10.425211	7.58%	0
2012	8.958296	9.690925	8.18%	0
2011	9.198886	8.958296	-2.62%	0
2010	8.487665	9.198886	8.38%	0
2009	7.090670	8.487665	19.70%	1,525
2008	10.384489	7.090670	-31.72%	1,524

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.145876	10.605387	15.96%	0
2012	8.331967	9.145876	9.77%	0
2011	8.907125	8.331967	-6.46%	0
2010	8.018734	8.907125	11.08%	0
2009	6.047129	8.018734	32.60%	6,455
2008	10.702638	6.047129	-43.50%	5,833
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.638126	6.649944	0.18%	337
2012	7.656181	6.638126	-13.30%	337
2011	8.580285	7.656181	-10.77%	337
2010	9.108837	8.580285	-5.80%	337
2009	9.718130	9.108837	-6.27%	3,580
2008*	10.000000	9.718130	-2.82%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	13.529515	15.518129	14.70%	94
2012	13.267999	13.529515	1.97%	94
2011	14.540910	13.267999	-8.75%	94
2010	13.389767	14.540910	8.60%	94
2009	10.771876	13.389767	24.30%	3,200
2008	18.614401	10.771876	-42.13%	1,404
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.318683	8.257486	-0.74%	441
2012	8.333945	8.318683	-0.18%	441
2011	8.254892	8.333945	0.96%	441
2010	7.961324	8.254892	3.69%	441
2009	8.429799	7.961324	-5.56%	7,307
2008	10.621189	8.429799	-20.63%	3,660
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.090439	0.90%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.047095	0.47%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.992058	-0.08%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	10.931687	13.357713	22.19%	1,383
2012	9.393946	10.931687	16.37%	411
2011	10.366629	9.393946	-9.38%	1,706
2010*	10.000000	10.366629	3.67%	671
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.772696	-2.27%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.946511	-0.53%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.031466	10.632552	5.99%	0
2012	9.402402	10.031466	6.69%	0
2011*	10.000000	9.402402	-5.98%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.729941	17.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.463975	12.597443	20.39%	0
2012	9.260870	10.463975	12.99%	4,640
2011*	10.000000	9.260870	-7.39%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.691283	16.91%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.428162	14.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.061059	13.984949	26.43%	0
2012	9.752496	11.061059	13.42%	0
2011	10.667185	9.752496	-8.57%	0
2010*	10.000000	10.667185	6.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.863400	12.163033	11.96%	0
2012	10.017435	10.863400	8.44%	0
2011	10.397855	10.017435	-3.66%	0
2010*	10.000000	10.397855	3.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.002555	13.026731	18.40%	0
2012	9.915231	11.002555	10.97%	0
2011	10.515920	9.915231	-5.71%	0
2010*	10.000000	10.515920	5.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.618188	10.880143	2.47%	0
2012	10.115790	10.618188	4.97%	0
2011	10.214518	10.115790	-0.97%	0
2010*	10.000000	10.214518	2.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.266347	2.66%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.338272	3.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.936311	12.580800	15.04%	0
2012	9.967172	10.936311	9.72%	0
2011	10.450303	9.967172	-4.62%	0
2010*	10.000000	10.450303	4.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.021021	13.374812	21.36%	0
2012	9.850124	11.021021	11.89%	0
2011	10.581021	9.850124	-6.91%	0
2010*	10.000000	10.581021	5.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.815962	11.748832	8.62%	0
2012	10.065869	10.815962	7.45%	0
2011	10.335517	10.065869	-2.61%	0
2010*	10.000000	10.335517	3.36%	447
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.657462	10.193775	-4.35%	0
2012	10.189301	10.657462	4.59%	1,969
2011*	10.000000	10.189301	1.89%	246
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.245592	2.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.310346	3.10%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.299336	9.080805	-2.35%	37,880
2012	9.523746	9.299336	-2.36%	9,296
2011	9.752297	9.523746	-2.34%	11,533
2010	9.986978	9.752297	-2.35%	10,026
2009*	10.000000	9.986978	-0.13%	3,436
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.511094	-4.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.024538	13.034629	18.23%	0
2012	9.773555	11.024538	12.80%	0
2011	11.074113	9.773555	-11.74%	0
2010*	10.000000	11.074113	10.74%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.465129	15.048762	31.26%	0
2012	10.109903	11.465129	13.40%	0
2011	10.698526	10.109903	-5.50%	0
2010*	10.000000	10.698526	6.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.738893	14.159880	31.86%	0
2012	9.352644	10.738893	14.82%	0
2011	10.198672	9.352644	-8.30%	0
2010*	10.000000	10.198672	1.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.649935	15.768248	35.35%	0
2012	10.406914	11.649935	11.94%	3,942
2011	11.153320	10.406914	-6.69%	0
2010*	10.000000	11.153320	11.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.605768	15.376594	32.49%	0
2012	10.215861	11.605768	13.61%	0
2011	10.709847	10.215861	-4.61%	0
2010*	10.000000	10.709847	7.10%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.254190	-7.46%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.992796	9.768238	-2.25%	0
2012	9.885574	9.992796	1.08%	0
2011*	10.000000	9.885574	-1.14%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.118777	1.19%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.596201	-4.04%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.572865	9.714108	1.48%	0
2012*	10.000000	9.572865	-4.27%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.155751	10.373526	2.14%	0
2012*	10.000000	10.155751	1.56%	8,094
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.348297	13.48%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.614052	10.375942	-2.24%	217
2012	9.468111	10.614052	12.10%	1,387
2011*	10.000000	9.468111	-5.32%	1,654
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.277381	9.391794	-16.72%	0
2012	10.986474	11.277381	2.65%	1,349
2011	12.168248	10.986474	-9.71%	1,635
2010*	10.000000	12.168248	21.68%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.553637	11.395427	-9.23%	0
2012	10.916944	12.553637	14.99%	454
2011	10.525260	10.916944	3.72%	0
2010*	10.000000	10.525260	5.25%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.764156	10.733309	-8.76%	0
2012	11.448981	11.764156	2.75%	2,048
2011	10.813641	11.448981	5.88%	2,035
2010*	10.000000	10.813641	8.14%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.836776	10.568469	-10.71%	0
2012	11.343905	11.836776	4.34%	0
2011	10.810172	11.343905	4.94%	0
2010*	10.000000	10.810172	8.10%	3,350
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.822305	12.194404	3.15%	0
2012	10.602559	11.822305	11.50%	0
2011	10.516917	10.602559	0.81%	449
2010*	10.000000	10.516917	5.17%	219
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.071477	9.811954	-2.58%	84,661
2012	9.753646	10.071477	3.26%	53,373
2011*	10.000000	9.753646	-2.46%	55,715
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.620779	10.142299	-4.51%	0
2012	9.933340	10.620779	6.92%	1,153
2011*	10.000000	9.933340	-0.67%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.917956	-0.82%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.046853	8.640666	-4.49%	0
2012	8.297665	9.046853	9.03%	0
2011	11.124111	8.297665	-25.41%	0
2010*	10.000000	11.124111	11.24%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.613775	12.679702	9.18%	0
2012	10.280450	11.613775	12.97%	0
2011	10.745398	10.280450	-4.33%	206
2010*	10.000000	10.745398	7.45%	3,644
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.088529	12.987119	7.43%	3,681
2012	10.847849	12.088529	11.44%	1,142
2011	10.811515	10.847849	0.34%	0
2010*	10.000000	10.811515	8.12%	1,118
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.875539	9.964622	12.27%	0
2012	7.871397	8.875539	12.76%	0
2011	11.041450	7.871397	-28.71%	0
2010*	10.000000	11.041450	10.41%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.650018	12.576013	30.32%	0
2012	7.408079	9.650018	30.26%	0
2011*	10.000000	7.408079	-25.92%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.119316	9.389950	15.65%	0
2012	7.664759	8.119316	5.93%	0
2011*	10.000000	7.664759	-23.35%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.457584	4.631490	-28.28%	1,178
2012	7.929441	6.457584	-18.56%	148
2011	8.911602	7.929441	-11.02%	236
2010*	10.000000	8.911602	-10.88%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.759912	20.985431	64.46%	0
2012	9.287045	12.759912	37.39%	0
2011*	10.000000	9.287045	-7.13%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.183360	14.170235	26.71%	8,280
2012	10.056375	11.183360	11.21%	11,575
2011	10.297806	10.056375	-2.34%	3,637
2010*	10.000000	10.297806	2.98%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.626319	13.329067	25.43%	0
2012	9.816594	10.626319	8.25%	0
2011*	10.000000	9.816594	-1.83%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.408161	15.581725	36.58%	0
2012	9.568597	11.408161	19.23%	0
2011*	10.000000	9.568597	-4.31%	290
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	8.922728	8.153357	-8.62%	0
2012	8.574630	8.922728	4.06%	0
2011	10.935449	8.574630	-21.59%	0
2010*	10.000000	10.935449	9.35%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.659360	12.660982	18.78%	1,800
2012	9.362610	10.659360	13.85%	265
2011	10.522592	9.362610	-11.02%	0
2010*	10.000000	10.522592	5.23%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.006924	12.906460	28.98%	0
2012	8.216268	10.006924	21.79%	0
2011*	10.000000	8.216268	-17.84%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	10.929908	14.916649	36.48%	0
2012	9.534055	10.929908	14.64%	0
2011*	10.000000	9.534055	-4.66%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.803734	13.229417	34.94%	840
2012	8.670282	9.803734	13.07%	283
2011*	10.000000	8.670282	-13.30%	361
ProFunds - ProFund VP International - Q/NQ
2013	10.213193	11.917332	16.69%	0
2012	9.021992	10.213193	13.20%	239
2011	10.785430	9.021992	-16.35%	0
2010*	10.000000	10.785430	7.85%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.821244	14.549930	48.15%	0
2012	8.398264	9.821244	16.94%	0
2011*	10.000000	8.398264	-16.02%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2013	8.463278	12.251003	44.75%	0
2012	7.049561	8.463278	20.05%	0
2011	8.861975	7.049561	-20.45%	0
2010*	10.000000	8.861975	-11.38%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.031360	15.775592	31.12%	13,479
2012	10.600802	12.031360	13.49%	2,644
2011	10.699632	10.600802	-0.92%	864
2010*	10.000000	10.699632	7.00%	691
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.028021	13.361151	21.16%	0
2012	10.976061	11.028021	0.47%	1,562
2011	10.992742	10.976061	-0.15%	1,695
2010*	10.000000	10.992742	9.93%	677
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.273204	14.490054	28.54%	0
2012	10.321522	11.273204	9.22%	0
2011*	10.000000	10.321522	3.22%	303
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.862703	4.158411	-39.41%	0
2012	8.224749	6.862703	-16.56%	0
2011*	10.000000	8.224749	-17.75%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.537426	10.299257	-2.26%	0
2012	9.209948	10.537426	14.41%	0
2011*	10.000000	9.209948	-7.90%	243
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.848882	5.515153	13.74%	0
2012	5.335998	4.848882	-9.13%	2,018
2011	8.743056	5.335998	-38.97%	0
2010*	10.000000	8.743056	-12.57%	665
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.186765	10.670696	30.34%	0
2012	8.749112	8.186765	-6.43%	0
2011*	10.000000	8.749112	-12.51%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.593047	7.397542	-2.57%	0
2012	8.942846	7.593047	-15.09%	0
2011	8.275235	8.942846	8.07%	518
2010*	10.000000	8.275235	-17.25%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2013	6.570968	5.068514	-22.87%	0
2012	8.428412	6.570968	-22.04%	0
2011	8.477823	8.428412	-0.58%	1,210
2010*	10.000000	8.477823	-15.22%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	5.970407	4.115731	-31.06%	0
2012	7.529851	5.970407	-20.71%	0
2011	8.612963	7.529851	-12.58%	0
2010*	10.000000	8.612963	-13.87%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	9.920677	12.128202	22.25%	0
2012	9.210559	9.920677	7.71%	0
2011*	10.000000	9.210559	-7.89%	301
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.753039	11.767681	9.44%	0
2012	9.451209	10.753039	13.77%	0
2011*	10.000000	9.451209	-5.49%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.453916	11.416812	-21.01%	0
2012	14.660039	14.453916	-1.41%	0
2011	10.460411	14.660039	40.15%	646
2010*	10.000000	10.460411	4.60%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.243363	24.903243	74.84%	2,797
2012	10.905676	14.243363	30.61%	0
2011	11.302604	10.905676	-3.51%	0
2010*	10.000000	11.302604	13.03%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.523018	1.767005	-49.84%	0
2012	5.570129	3.523018	-36.75%	0
2011	7.329378	5.570129	-24.00%	0
2010*	10.000000	7.329378	-26.71%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.501749	11.620235	10.65%	5,754
2012	10.739918	10.501749	-2.22%	12,709
2011*	10.000000	10.739918	7.40%	12,451

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2013	5.509193	6.949817	26.15%	0
2012	4.542085	5.509193	21.29%	529
2011	5.980872	4.542085	-24.06%	0
2010	5.418270	5.980872	10.38%	0
2009	5.746204	5.418270	-5.71%	0
2008	10.002653	5.746204	-42.55%	573
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	21.716756	21.471282	-1.13%	0
2012	20.086590	21.716756	8.12%	0
2011	24.622054	20.086590	-18.42%	0
2010	19.904697	24.622054	23.70%	96
2009	13.112149	19.904697	51.80%	5,416
2008	24.593761	13.112149	-46.69%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	18.695206	28.151640	50.58%	0
2012	14.079740	18.695206	32.78%	0
2011	13.037060	14.079740	8.00%	197
2010	12.060014	13.037060	8.10%	0
2009	10.436250	12.060014	15.56%	134
2008	12.114332	10.436250	-13.85%	176
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.540099	4.291025	-5.49%	853
2012	4.716043	4.540099	-3.73%	4,913
2011	5.172999	4.716043	-8.83%	5,506
2010	4.903662	5.172999	5.49%	853
2009	4.501314	4.903662	8.94%	7,285
2008	9.043316	4.501314	-50.22%	2,026
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	18.473399	23.135921	25.24%	0
2012	17.349409	18.473399	6.48%	0
2011	15.616605	17.349409	11.10%	176
2010	13.635623	15.616605	14.53%	0
2009	11.722593	13.635623	16.32%	6,394
2008	15.670239	11.722593	-25.19%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	10.017890	15.916383	58.88%	0
2012	8.757944	10.017890	14.39%	0
2011	8.221115	8.757944	6.53%	543
2010	6.757383	8.221115	21.66%	0
2009	5.055938	6.757383	33.65%	0
2008	13.525195	5.055938	-62.62%	336

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	7.396898	9.755110	31.88%	0
2012	7.496615	7.396898	-1.33%	0
2011	9.192416	7.496615	-18.45%	0
2010	8.592467	9.192416	6.98%	0
2009	5.120347	8.592467	67.81%	11,723
2008	10.511203	5.120347	-51.29%	661
Rydex Variable Trust - Energy Fund - Q/NQ
2013	21.709844	26.174938	20.57%	0
2012	21.711954	21.709844	-0.01%	0
2011	23.614574	21.711954	-8.06%	0
2010	20.312283	23.614574	16.26%	0
2009	15.018964	20.312283	35.24%	3,559
2008	28.502312	15.018964	-47.31%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	18.791448	22.733554	20.98%	0
2012	19.167496	18.791448	-1.96%	400
2011	21.639015	19.167496	-11.42%	464
2010	17.580167	21.639015	23.09%	109
2009	11.084433	17.580167	58.60%	5,650
2008	26.775422	11.084433	-58.60%	138
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	10.670614	12.909584	20.98%	0
2012	8.982396	10.670614	18.79%	0
2011	10.839081	8.982396	-17.13%	0
2010	12.440337	10.839081	-12.87%	0
2009	9.391633	12.440337	32.46%	569
2008	21.308075	9.391633	-55.92%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.125719	10.121309	24.56%	0
2012	6.783048	8.125719	19.79%	347
2011	8.164564	6.783048	-16.92%	1,257
2010	7.310787	8.164564	11.68%	0
2009	6.255647	7.310787	16.87%	13,161
2008	12.331334	6.255647	-49.27%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	15.231869	12.159023	-20.17%	0
2012	15.144302	15.231869	0.58%	148
2011	10.960792	15.144302	38.17%	190
2010	10.194637	10.960792	7.52%	8,954
2009	15.250181	10.194637	-33.15%	1,758
2008	10.783492	15.250181	41.42%	2,158

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	14.866687	20.588006	38.48%	593
2012	12.994776	14.866687	14.41%	0
2011	12.710965	12.994776	2.23%	0
2010	12.191504	12.710965	4.26%	0
2009	10.016093	12.191504	21.72%	6,887
2008	13.650849	10.016093	-26.63%	366
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.282517	25.522521	47.68%	457
2012	14.832780	17.282517	16.52%	0
2011	17.245324	14.832780	-13.99%	0
2010	14.622491	17.245324	17.94%	0
2009	9.028555	14.622491	61.96%	9,285
2008	16.773773	9.028555	-46.17%	201
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.829390	1.002363	-45.21%	0
2012	2.416127	1.829390	-24.28%	0
2011	3.392727	2.416127	-28.79%	1,509
2010	4.984319	3.392727	-31.93%	2,714
2009	9.222307	4.984319	-45.95%	0
2008	5.871740	9.222307	57.06%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.477368	3.913889	12.55%	3,212
2012	3.796478	3.477368	-8.41%	0
2011	5.588954	3.796478	-32.07%	0
2010	6.564336	5.588954	-14.86%	10,519
2009	5.629529	6.564336	16.61%	0
2008	8.260802	5.629529	-31.85%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.050697	2.157635	-29.27%	0
2012	3.827005	3.050697	-20.29%	0
2011	4.229043	3.827005	-9.51%	0
2010	5.797012	4.229043	-27.05%	0
2009	9.172562	5.797012	-36.80%	0
2008	6.987857	9.172562	31.26%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	2.420304	1.676785	-30.72%	0
2012	3.046832	2.420304	-20.56%	0
2011	3.469593	3.046832	-12.18%	0
2010	4.512996	3.469593	-23.12%	0
2009	7.712988	4.512996	-41.49%	0
2008	5.335867	7.712988	44.55%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	2.871955	1.939296	-32.47%	0
2012	3.593709	2.871955	-20.08%	0
2011	3.983244	3.593709	-9.78%	0
2010	5.636296	3.983244	-29.33%	0
2009	8.596713	5.636296	-34.44%	0
2008	7.060072	8.596713	21.77%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.497060	2.509322	-28.24%	2,171
2012	4.314010	3.497060	-18.94%	0
2011	4.856806	4.314010	-11.18%	0
2010	5.989571	4.856806	-18.91%	0
2009	8.466267	5.989571	-29.25%	0
2008	6.226216	8.466267	35.98%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	11.739442	17.883333	52.34%	0
2012	10.010174	11.739442	17.28%	0
2011	14.427165	10.010174	-30.62%	0
2010	12.766188	14.427165	13.01%	0
2009	10.570920	12.766188	20.77%	238
2008	16.151606	10.570920	-34.55%	196
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	16.198153	22.526176	39.07%	0
2012	13.673561	16.198153	18.46%	0
2011	13.666927	13.673561	0.05%	0
2010	10.737279	13.666927	27.28%	0
2009	8.042235	10.737279	33.51%	8,945
2008	16.179283	8.042235	-50.29%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	19.540930	28.667809	46.71%	203
2012	16.096173	19.540930	21.40%	816
2011	17.837226	16.096173	-9.76%	176
2010	13.279262	17.837226	34.32%	413
2009	8.923490	13.279262	48.81%	0
2008	20.235148	8.923490	-55.90%	200
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	19.542530	34.392302	75.99%	0
2012	14.921674	19.542530	30.97%	0
2011	15.384016	14.921674	-3.01%	0
2010	11.507367	15.384016	33.69%	0
2009	5.410377	11.507367	112.69%	574
2008	20.223161	5.410377	-73.25%	592

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	17.046245	22.408702	31.46%	494
2012	14.950088	17.046245	14.02%	0
2011	14.984058	14.950088	-0.23%	168
2010	12.950460	14.984058	15.70%	0
2009	8.724938	12.950460	48.43%	2,507
2008	15.383016	8.724938	-43.28%	147
Rydex Variable Trust - Nova Fund - Q/NQ
2013	12.998409	18.911672	45.49%	7,201
2012	10.889438	12.998409	19.37%	0
2011	11.282717	10.889438	-3.49%	0
2010	9.631025	11.282717	17.15%	658
2009	7.278481	9.631025	32.32%	2,736
2008	16.373980	7.278481	-55.55%	1,430
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	17.022748	8.958831	-47.37%	260
2012	18.178369	17.022748	-6.36%	717
2011	24.544639	18.178369	-25.94%	631
2010	18.203453	24.544639	34.84%	1,526
2009	12.491302	18.203453	45.73%	5,226
2008	20.823104	12.491302	-40.01%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	15.521804	15.754848	1.50%	611
2012	13.432093	15.521804	15.56%	611
2011	13.450040	13.432093	-0.13%	324
2010	11.030549	13.450040	21.93%	877
2009	9.017817	11.030549	22.32%	10,360
2008	15.825766	9.017817	-43.02%	324
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	16.590215	22.000028	32.61%	0
2012	14.550090	16.590215	14.02%	0
2011	14.149756	14.550090	2.83%	369
2010	11.579114	14.149756	22.20%	0
2009	8.221635	11.579114	40.84%	7,231
2008	12.557141	8.221635	-34.53%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	16.759234	25.949926	54.84%	543
2012	14.056534	16.759234	19.23%	940
2011	16.391773	14.056534	-14.25%	309
2010	12.177091	16.391773	34.61%	591
2009	9.354237	12.177091	30.18%	827
2008	19.698843	9.354237	-52.51%	240

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	12.047058	19.847688	64.75%	0
2012	9.535307	12.047058	26.34%	0
2011	10.165822	9.535307	-6.20%	302
2010	8.297085	10.165822	22.52%	0
2009	5.804827	8.297085	42.93%	0
2008	18.570035	5.804827	-68.74%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	11.856520	16.361943	38.00%	0
2012	10.716185	11.856520	10.64%	0
2011	11.094285	10.716185	-3.41%	258
2010	9.086490	11.094285	22.10%	207
2009	6.319804	9.086490	43.78%	2,120
2008	10.755793	6.319804	-41.24%	2,069
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	11.744785	16.660237	41.85%	13,593
2012	9.840642	11.744785	19.35%	7,712
2011	10.406803	9.840642	-5.44%	6,862
2010	8.857466	10.406803	17.49%	0
2009	5.996934	8.857466	47.70%	1,768
2008	11.961744	5.996934	-49.87%	1,954
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	16.851775	22.059334	30.90%	1,308
2012	14.870908	16.851775	13.32%	0
2011	15.328916	14.870908	-2.99%	176
2010	11.839994	15.328916	29.47%	0
2009	7.731860	11.839994	53.13%	2,036
2008	12.400701	7.731860	-37.65%	275
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	12.919518	17.133193	32.61%	0
2012	11.309863	12.919518	14.23%	0
2011	12.473546	11.309863	-9.33%	0
2010	10.633013	12.473546	17.31%	0
2009	7.013692	10.633013	51.60%	1,641
2008	12.742631	7.013692	-44.96%	114
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	13.609089	18.778853	37.99%	0
2012	12.600665	13.609089	8.00%	0
2011	12.465096	12.600665	1.09%	0
2010	10.179260	12.465096	22.46%	183
2009	7.781018	10.179260	30.82%	138
2008	12.132400	7.781018	-35.87%	1,692

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	11.816450	16.480884	39.47%	0
2012	10.052712	11.816450	17.54%	248
2011	11.367784	10.052712	-11.57%	220
2010	9.305474	11.367784	22.16%	0
2009	5.872688	9.305474	58.45%	155
2008	10.644713	5.872688	-44.83%	2,098
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.264161	4.987828	-5.25%	0
2012	5.752554	5.264161	-8.49%	0
2011	6.152758	5.752554	-6.50%	0
2010	6.598138	6.152758	-6.75%	1,184
2009	8.028528	6.598138	-17.82%	0
2008	7.788502	8.028528	3.08%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.756620	16.865991	32.21%	0
2012	11.666272	12.756620	9.35%	0
2011	13.156930	11.666272	-11.33%	0
2010	12.026099	13.156930	9.40%	0
2009	7.914644	12.026099	51.95%	8,112
2008	14.848504	7.914644	-46.70%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	10.526729	12.074592	14.70%	0
2012	10.281067	10.526729	2.39%	0
2011	12.299508	10.281067	-16.41%	0
2010	10.999173	12.299508	11.82%	0
2009	8.753176	10.999173	25.66%	0
2008	16.399349	8.753176	-46.62%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	14.092438	20.730347	47.10%	623
2012	12.274059	14.092438	14.81%	245
2011	14.141381	12.274059	-13.20%	0
2010	11.666002	14.141381	21.22%	0
2009	10.177492	11.666002	14.63%	0
2008	13.945240	10.177492	-27.02%	344
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	15.779078	17.507932	10.96%	0
2012	15.981182	15.779078	-1.26%	0
2011	14.072618	15.981182	13.56%	199
2010	13.483198	14.072618	4.37%	0
2009	12.133604	13.483198	11.12%	0
2008	17.644166	12.133604	-31.23%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.696576	9.202123	-5.10%	0
2012	9.853483	9.696576	-1.59%	0
2011	10.476052	9.853483	-5.94%	0
2010	11.365576	10.476052	-7.83%	224
2009	10.917948	11.365576	4.10%	0
2008	12.739778	10.917948	-14.30%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.039485	0.39%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.789661	10.504440	-10.90%	400
2012	10.242986	11.789661	15.10%	400
2011*	10.000000	10.242986	2.43%	450
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.450160	10.473339	0.22%	0
2012	8.235926	10.450160	26.89%	0
2011*	10.000000	8.235926	-17.64%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.797389	11.074352	13.03%	0
2012	8.824990	9.797389	11.02%	0
2011*	10.000000	8.824990	-11.75%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.712078	8.324128	7.94%	8,820
2012	7.639480	7.712078	0.95%	12,996
2011*	10.000000	7.639480	-23.61%	9,392
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.439772	9.683418	2.58%	0
2012	9.540487	9.439772	-1.06%	0
2011*	10.000000	9.540487	-4.60%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	9.976508	11.321637	13.48%	0
2012	9.016397	9.976508	10.65%	0
2011*	10.000000	9.016397	-9.84%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.353132	3.53%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.067736	9.886106	-10.68%	0
2012	10.560557	11.067736	4.80%	0
2011*	10.000000	10.560557	5.61%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.795169	18.287416	32.56%	0
2012	12.318899	13.795169	11.98%	0
2011	12.240492	12.318899	0.64%	0
2010	10.986935	12.240492	11.41%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	14.932413	19.198157	28.57%	0
2012	13.354016	14.932413	11.82%	0
2011	13.544329	13.354016	-1.41%	0
2010	12.234856	13.544329	10.70%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.401327	14.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.640425	11.882211	11.67%	4,300
2012	9.914525	10.640425	7.32%	0
2011	10.541558	9.914525	-5.95%	0
2010*	10.000000	10.541558	5.42%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.576811	8.386880	-12.43%	0
2012	10.022891	9.576811	-4.45%	0
2011	11.756175	10.022891	-14.74%	0
2010*	10.000000	11.756175	17.56%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.412851	10.564058	1.45%	0
2012*	10.000000	10.412851	4.13%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.890304	11.133686	12.57%	0
2012	9.029306	9.890304	9.54%	0
2011*	10.000000	9.029306	-9.71%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	13.865611	17.294196	24.73%	0
2012	12.137368	13.865611	14.24%	0
2011	12.348216	12.137368	-1.71%	0
2010	11.010642	12.348216	12.15%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	13.335898	17.697835	32.71%	0
2012	11.943894	13.335898	11.65%	0
2011	12.239653	11.943894	-2.42%	0
2010	10.124692	12.239653	20.89%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.501683	10.851033	3.33%	0
2012*	10.000000	10.501683	5.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.187089	13.514191	20.80%	0
2012	9.938900	11.187089	12.56%	0
2011	10.342294	9.938900	-3.90%	0
2010*	10.000000	10.342294	3.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.470308	4.70%	1,039
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.342082	13.42%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.250330	2.50%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.475291	11.415161	20.47%	3,801
2012	8.538482	9.475291	10.97%	3,933
2011	9.437021	8.538482	-9.52%	3,994
2010	8.397839	9.437021	12.37%	4,193
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.660786	10.387473	7.52%	416
2012	8.935020	9.660786	8.12%	424
2011	9.179666	8.935020	-2.67%	434
2010	8.474272	9.179666	8.32%	439
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.119358	10.569226	15.90%	2,223
2012	8.312080	9.119358	9.71%	2,262
2011	8.890398	8.312080	-6.50%	2,319
2010	8.007770	8.890398	11.02%	2,490

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.624359	6.632760	0.13%	0
2012	7.644232	6.624359	-13.34%	0
2011	8.571275	7.644232	-10.82%	0
2010	9.103930	8.571275	-5.85%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	13.462961	15.433886	14.64%	183
2012	13.209508	13.462961	1.92%	2,154
2011	14.484207	13.209508	-8.80%	183
2010	13.344380	14.484207	8.54%	183
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.288520	8.223340	-0.79%	0
2012	8.308002	8.288520	-0.23%	0
2011	8.233398	8.308002	0.91%	0
2010	7.944667	8.233398	3.63%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.086984	0.87%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.046388	0.46%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.991354	-0.09%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	10.916766	13.332658	22.13%	0
2012	9.385942	10.916766	16.31%	0
2011	10.363102	9.385942	-9.43%	0
2010*	10.000000	10.363102	3.63%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.769345	-2.31%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.943110	-0.57%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.022920	10.618055	5.94%	0
2012	9.399217	10.022920	6.64%	0
2011*	10.000000	9.399217	-6.01%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.725927	17.26%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.455049	12.580251	20.33%	0
2012	9.257723	10.455049	12.93%	0
2011*	10.000000	9.257723	-7.42%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.685540	16.86%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.422538	14.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.045973	13.958734	26.37%	0
2012	9.744197	11.045973	13.36%	0
2011	10.663563	9.744197	-8.62%	0
2010*	10.000000	10.663563	6.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.848605	12.140244	11.91%	0
2012	10.008917	10.848605	8.39%	0
2011	10.394321	10.008917	-3.71%	0
2010*	10.000000	10.394321	3.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.987546	13.002293	18.34%	0
2012	9.906793	10.987546	10.91%	0
2011	10.512360	9.906793	-5.76%	0
2010*	10.000000	10.512360	5.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.603730	10.859752	2.41%	0
2012	10.107208	10.603730	4.91%	0
2011	10.211064	10.107208	-1.02%	0
2010*	10.000000	10.211064	2.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.265632	2.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.337546	3.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.921409	12.557228	14.98%	347
2012	9.958696	10.921409	9.67%	0
2011	10.446750	9.958696	-4.67%	0
2010*	10.000000	10.446750	4.47%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.005993	13.349742	21.30%	0
2012	9.841742	11.005993	11.83%	0
2011	10.577426	9.841742	-6.96%	0
2010*	10.000000	10.577426	5.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.801218	11.726795	8.57%	0
2012	10.057308	10.801218	7.40%	0
2011	10.332009	10.057308	-2.66%	0
2010*	10.000000	10.332009	3.32%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.648379	10.179865	-4.40%	0
2012	10.185848	10.648379	4.54%	0
2011*	10.000000	10.185848	1.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.244872	2.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.309621	3.10%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.284805	9.061967	-2.40%	5,955
2012	9.513748	9.284805	-2.41%	442
2011	9.747033	9.513748	-2.39%	32,961
2010	9.986698	9.747033	-2.40%	361
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.507830	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.009511	13.010212	18.17%	0
2012	9.765239	11.009511	12.74%	0
2011	11.070358	9.765239	-11.79%	0
2010*	10.000000	11.070358	10.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.449498	15.020551	31.19%	0
2012	10.101304	11.449498	13.35%	0
2011	10.694897	10.101304	-5.55%	0
2010*	10.000000	10.694897	6.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.724252	14.133333	31.79%	0
2012	9.344702	10.724252	14.76%	0
2011	10.195214	9.344702	-8.34%	0
2010*	10.000000	10.195214	1.95%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.634047	15.738689	35.28%	0
2012	10.398053	11.634047	11.89%	0
2011	11.149529	10.398053	-6.74%	0
2010*	10.000000	11.149529	11.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.589951	15.347784	32.42%	0
2012	10.207170	11.589951	13.55%	0
2011	10.706206	10.207170	-4.66%	0
2010*	10.000000	10.706206	7.06%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.251019	-7.49%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.984274	9.754921	-2.30%	0
2012	9.882221	9.984274	1.03%	0
2011*	10.000000	9.882221	-1.18%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.118071	1.18%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.592921	-4.07%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.570140	9.706364	1.42%	0
2012*	10.000000	9.570140	-4.30%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.152875	10.365286	2.09%	0
2012*	10.000000	10.152875	1.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.344416	13.44%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.605015	10.361804	-2.29%	0
2012	9.464900	10.605015	12.05%	0
2011*	10.000000	9.464900	-5.35%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.262019	9.374201	-16.76%	3,127
2012	10.977139	11.262019	2.60%	2,285
2011	12.164122	10.977139	-9.76%	0
2010*	10.000000	12.164122	21.64%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.536518	11.374059	-9.27%	0
2012	10.907666	12.536518	14.93%	1,058
2011	10.521688	10.907666	3.67%	0
2010*	10.000000	10.521688	5.22%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.748077	10.713143	-8.81%	0
2012	11.439204	11.748077	2.70%	0
2011	10.809926	11.439204	5.82%	0
2010*	10.000000	10.809926	8.10%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.820656	10.548669	-10.76%	0
2012	11.334271	11.820656	4.29%	0
2011	10.806504	11.334271	4.88%	0
2010*	10.000000	10.806504	8.07%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.806191	12.171544	3.09%	0
2012	10.593548	11.806191	11.45%	0
2011	10.513348	10.593548	0.76%	0
2010*	10.000000	10.513348	5.13%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.062833	9.798517	-2.63%	6,932
2012	9.750283	10.062833	3.21%	10,349
2011*	10.000000	9.750283	-2.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.611719	10.128457	-4.55%	0
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.917256	-0.83%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.034507	8.624451	-4.54%	0
2012	8.290598	9.034507	8.97%	0
2011	11.120338	8.290598	-25.45%	0
2010*	10.000000	11.120338	11.20%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.597899	12.655903	9.12%	0
2012	10.271664	11.597899	12.91%	0
2011	10.741702	10.271664	-4.38%	0
2010*	10.000000	10.741702	7.42%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.072062	12.962786	7.38%	0
2012	10.838624	12.072062	11.38%	0
2011	10.807842	10.838624	0.28%	0
2010*	10.000000	10.807842	8.08%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.863425	9.945934	12.21%	0
2012	7.864694	8.863425	12.70%	0
2011	11.037697	7.864694	-28.75%	0
2010*	10.000000	11.037697	10.38%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.641789	12.558858	30.25%	0
2012	7.405558	9.641789	30.20%	0
2011*	10.000000	7.405558	-25.94%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.112390	9.377141	15.59%	0
2012	7.662152	8.112390	5.88%	0
2011*	10.000000	7.662152	-23.38%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.448782	4.622800	-28.32%	0
2012	7.922710	6.448782	-18.60%	0
2011	8.908577	7.922710	-11.07%	0
2010*	10.000000	8.908577	-10.91%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.749037	20.956822	64.38%	0
2012	9.283892	12.749037	37.32%	0
2011*	10.000000	9.283892	-7.16%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.168098	14.143660	26.64%	0
2012	10.047810	11.168098	11.15%	0
2011	10.294298	10.047810	-2.39%	0
2010*	10.000000	10.294298	2.94%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.617254	13.310883	25.37%	0
2012	9.813252	10.617254	8.19%	1,279
2011*	10.000000	9.813252	-1.87%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.398426	15.560457	36.51%	0
2012	9.565352	11.398426	19.16%	1,203
2011*	10.000000	9.565352	-4.35%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	8.910534	8.138043	-8.67%	0
2012	8.567319	8.910534	4.01%	0
2011	10.931727	8.567319	-21.63%	0
2010*	10.000000	10.931727	9.32%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.644826	12.637249	18.72%	0
2012	9.354644	10.644826	13.79%	0
2011	10.519020	9.354644	-11.07%	0
2010*	10.000000	10.519020	5.19%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	9.998374	12.888832	28.91%	0
2012	8.213464	9.998374	21.73%	0
2011*	10.000000	8.213464	-17.87%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	10.920596	14.896323	36.41%	0
2012	9.530812	10.920596	14.58%	0
2011*	10.000000	9.530812	-4.69%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.795368	13.211368	34.87%	0
2012	8.667326	9.795368	13.01%	0
2011*	10.000000	8.667326	-13.33%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.199272	11.895007	16.63%	0
2012	9.014314	10.199272	13.15%	0
2011	10.781765	9.014314	-16.39%	0
2010*	10.000000	10.781765	7.82%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.812864	14.530077	48.07%	0
2012	8.395403	9.812864	16.88%	0
2011*	10.000000	8.395403	-16.05%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.451733	12.228019	44.68%	0
2012	7.043557	8.451733	19.99%	0
2011	8.858963	7.043557	-20.49%	0
2010*	10.000000	8.858963	-11.41%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.014955	15.746008	31.05%	809
2012	10.591778	12.014955	13.44%	0
2011	10.695995	10.591778	-0.97%	0
2010*	10.000000	10.695995	6.96%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.012987	13.336099	21.09%	0
2012	10.966726	11.012987	0.42%	0
2011	10.989017	10.966726	-0.20%	0
2010*	10.000000	10.989017	9.89%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.263596	14.470295	28.47%	0
2012	10.318017	11.263596	9.16%	0
2011*	10.000000	10.318017	3.18%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.856850	4.152730	-39.44%	0
2012	8.221953	6.856850	-16.60%	0
2011*	10.000000	8.221953	-17.78%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.528453	10.285215	-2.31%	0
2012	9.206819	10.528453	14.35%	0
2011*	10.000000	9.206819	-7.93%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.842252	5.504794	13.68%	0
2012	5.331441	4.842252	-9.18%	0
2011	8.740078	5.331441	-39.00%	0
2010*	10.000000	8.740078	-12.60%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.179766	10.656107	30.27%	0
2012	8.746133	8.179766	-6.48%	0
2011*	10.000000	8.746133	-12.54%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.582698	7.383678	-2.62%	0
2012	8.935252	7.582698	-15.14%	0
2011	8.272424	8.935252	8.01%	0
2010*	10.000000	8.272424	-17.28%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.562009	5.059005	-22.90%	0
2012	8.421251	6.562009	-22.08%	0
2011	8.474940	8.421251	-0.63%	0
2010*	10.000000	8.474940	-15.25%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	5.962271	4.108017	-31.10%	0
2012	7.523457	5.962271	-20.75%	0
2011	8.610037	7.523457	-12.62%	0
2010*	10.000000	8.610037	-13.90%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2013	9.912205	12.111642	22.19%	0
2012	9.207426	9.912205	7.65%	0
2011*	10.000000	9.207426	-7.93%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.743874	11.751634	9.38%	0
2012	9.447997	10.743874	13.72%	0
2011*	10.000000	9.447997	-5.52%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.434219	11.395423	-21.05%	0
2012	14.647584	14.434219	-1.46%	0
2011	10.456858	14.647584	40.08%	0
2010*	10.000000	10.456858	4.57%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.223969	24.856621	74.75%	512
2012	10.896419	14.223969	30.54%	0
2011	11.298775	10.896419	-3.56%	0
2010*	10.000000	11.298775	12.99%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.518207	1.763689	-49.87%	0
2012	5.565387	3.518207	-36.78%	0
2011	7.326883	5.565387	-24.04%	0
2010*	10.000000	7.326883	-26.73%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.492806	11.604387	10.59%	0
2012	10.736275	10.492806	-2.27%	0
2011*	10.000000	10.736275	7.36%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	5.482057	6.912040	26.08%	315
2012	4.522032	5.482057	21.23%	321
2011	5.957523	4.522032	-24.10%	0
2010	5.399884	5.957523	10.33%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	21.609943	21.354729	-1.18%	37
2012	19.998066	21.609943	8.06%	38
2011	24.526086	19.998066	-18.46%	0
2010	19.837262	24.526086	23.64%	83
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	18.603232	27.998821	50.51%	466
2012	14.017670	18.603232	32.71%	87
2011	12.986230	14.017670	7.94%	0
2010	12.019151	12.986230	8.05%	142

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.523253	4.272908	-5.53%	464
2012	4.700959	4.523253	-3.78%	464
2011	5.159094	4.700959	-8.88%	464
2010	4.892985	5.159094	5.44%	464
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	18.382576	23.010391	25.18%	129
2012	17.272979	18.382576	6.42%	131
2011	15.555754	17.272979	11.04%	91
2010	13.589439	15.555754	14.47%	103
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	9.973561	15.837841	58.80%	768
2012	8.723677	9.973561	14.33%	768
2011	8.193129	8.723677	6.48%	768
2010	6.737820	8.193129	21.60%	635
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	7.360505	9.702144	31.81%	0
2012	7.463562	7.360505	-1.38%	0
2011	9.156569	7.463562	-18.49%	0
2010	8.563350	9.156569	6.93%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	21.603037	26.032827	20.51%	104
2012	21.616239	21.603037	-0.06%	105
2011	23.522499	21.616239	-8.10%	99
2010	20.243440	23.522499	16.20%	66
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	18.698968	22.610097	20.92%	0
2012	19.082973	18.698968	-2.01%	0
2011	21.554618	19.082973	-11.47%	0
2010	17.520559	21.554618	23.02%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	10.618101	12.839482	20.92%	0
2012	8.942777	10.618101	18.73%	0
2011	10.796791	8.942777	-17.17%	0
2010	12.398133	10.796791	-12.92%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.085711	10.066321	24.50%	213
2012	6.753123	8.085711	19.73%	217
2011	8.132703	6.753123	-16.96%	0
2010	7.285987	8.132703	11.62%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	15.156634	12.092770	-20.21%	177
2012	15.077230	15.156634	0.53%	178
2011	10.917821	15.077230	38.10%	186
2010	10.159864	10.917821	7.46%	188
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	14.793590	20.476295	38.41%	366
2012	12.937517	14.793590	14.35%	111
2011	12.661426	12.937517	2.18%	0
2010	12.150199	12.661426	4.21%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	17.197538	25.384033	47.60%	0
2012	14.767434	17.197538	16.46%	0
2011	17.178127	14.767434	-14.03%	0
2010	14.572957	17.178127	17.88%	50
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	1.821293	0.997412	-45.24%	0
2012	2.406678	1.821293	-24.32%	0
2011	3.381175	2.406678	-28.82%	0
2010	4.969886	3.381175	-31.97%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.460267	3.892644	12.50%	0
2012	3.779744	3.460267	-8.45%	0
2011	5.567154	3.779744	-32.11%	0
2010	6.542083	5.567154	-14.90%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.037198	2.146980	-29.31%	0
2012	3.812027	3.037198	-20.33%	0
2011	4.214652	3.812027	-9.55%	0
2010	5.780234	4.214652	-27.09%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	2.408382	1.667663	-30.76%	0
2012	3.033385	2.408382	-20.60%	0
2011	3.456041	3.033385	-12.23%	0
2010	4.497690	3.456041	-23.16%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	2.859230	1.929709	-32.51%	0
2012	3.579632	2.859230	-20.13%	0
2011	3.969677	3.579632	-9.83%	0
2010	5.619985	3.969677	-29.36%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.479846	2.495697	-28.28%	106
2012	4.294989	3.479846	-18.98%	10,641
2011	4.837856	4.294989	-11.22%	106
2010	5.969255	4.837856	-18.95%	106
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	11.681662	17.786209	52.26%	0
2012	9.966025	11.681662	17.21%	0
2011	14.370912	9.966025	-30.65%	0
2010	12.722913	14.370912	12.95%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	16.118503	22.403942	39.00%	52
2012	13.613298	16.118503	18.40%	53
2011	13.613638	13.613298	0.00%	0
2010	10.700886	13.613638	27.22%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	19.444797	28.512188	46.63%	0
2012	16.025210	19.444797	21.34%	0
2011	17.767692	16.025210	-9.81%	90
2010	13.234265	17.767692	34.26%	215
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	19.446400	34.205643	75.90%	0
2012	14.855897	19.446400	30.90%	0
2011	15.324040	14.855897	-3.05%	0
2010	11.468361	15.324040	33.62%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	16.962449	22.287134	31.39%	0
2012	14.884230	16.962449	13.96%	0
2011	14.925674	14.884230	-0.28%	0
2010	12.906593	14.925674	15.64%	131
Rydex Variable Trust - Nova Fund - Q/NQ
2013	12.934457	18.809007	45.42%	2,665
2012	10.841421	12.934457	19.31%	262
2011	11.238707	10.841421	-3.53%	137
2010	9.598368	11.238707	17.09%	256
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	16.938990	8.910175	-47.40%	212
2012	18.098216	16.938990	-6.41%	213
2011	24.448928	18.098216	-25.98%	194
2010	18.141747	24.448928	34.77%	243

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	15.445479	15.669353	1.45%	0
2012	13.372906	15.445479	15.50%	0
2011	13.397624	13.372906	-0.18%	0
2010	10.993172	13.397624	21.87%	137
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	16.508637	21.880664	32.54%	0
2012	14.485978	16.508637	13.96%	0
2011	14.094598	14.485978	2.78%	51
2010	11.539884	14.094598	22.14%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	16.676773	25.809044	54.76%	445
2012	13.994551	16.676773	19.17%	447
2011	16.327847	13.994551	-14.29%	449
2010	12.135808	16.327847	34.54%	405
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	11.987810	19.739973	64.67%	0
2012	9.493277	11.987810	26.28%	0
2011	10.126179	9.493277	-6.25%	0
2010	8.268953	10.126179	22.46%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	11.803982	16.281117	37.93%	0
2012	10.674181	11.803982	10.58%	0
2011	11.056455	10.674181	-3.46%	0
2010	9.060142	11.056455	22.03%	79
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	11.692796	16.578012	41.78%	740
2012	9.802105	11.692796	19.29%	0
2011	10.371355	9.802105	-5.49%	0
2010	8.831814	10.371355	17.43%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	16.777145	21.950402	30.84%	0
2012	14.812644	16.777145	13.26%	0
2011	15.276668	14.812644	-3.04%	0
2010	11.805686	15.276668	29.40%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	12.862373	17.048683	32.55%	0
2012	11.265605	12.862373	14.17%	0
2011	12.431089	11.265605	-9.38%	0
2010	10.602240	12.431089	17.25%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	13.548811	18.686113	37.92%	0
2012	12.551286	13.548811	7.95%	0
2011	12.422597	12.551286	1.04%	0
2010	10.149747	12.422597	22.39%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	11.764106	16.399493	39.40%	0
2012	10.013314	11.764106	17.48%	0
2011	11.329026	10.013314	-11.61%	0
2010	9.278496	11.329026	22.10%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.244667	4.966821	-5.30%	0
2012	5.734182	5.244667	-8.54%	0
2011	6.136245	5.734182	-6.55%	0
2010	6.583808	6.136245	-6.80%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	12.693898	16.774482	32.15%	0
2012	11.614868	12.693898	9.29%	0
2011	13.105646	11.614868	-11.38%	60
2010	11.985357	13.105646	9.35%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	10.474958	12.009062	14.65%	0
2012	10.235750	10.474958	2.34%	0
2011	12.251562	10.235750	-16.45%	0
2010	10.961909	12.251562	11.76%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	14.023080	20.617770	47.03%	0
2012	12.219918	14.023080	14.76%	0
2011	14.086214	12.219918	-13.25%	0
2010	11.626446	14.086214	21.16%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	15.701504	17.412923	10.90%	47
2012	15.910774	15.701504	-1.32%	48
2011	14.017778	15.910774	13.50%	51
2010	13.437528	14.017778	4.32%	56
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.660656	9.163333	-5.15%	0
2012	9.822018	9.660656	-1.64%	0
2011	10.447943	9.822018	-5.99%	0
2010	11.340894	10.447943	-7.87%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.038778	0.39%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.779613	10.490115	-10.95%	0
2012	10.239514	11.779613	15.04%	0
2011*	10.000000	10.239514	2.40%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.441218	10.459010	0.17%	0
2012	8.233121	10.441218	26.82%	0
2011*	10.000000	8.233121	-17.67%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.789030	11.059241	12.98%	0
2012	8.821991	9.789030	10.96%	0
2011*	10.000000	8.821991	-11.78%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.705481	8.312752	7.88%	3,025
2012	7.636867	7.705481	0.90%	1,781
2011*	10.000000	7.636867	-23.63%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.431707	9.670188	2.53%	0
2012	9.537244	9.431707	-1.11%	0
2011*	10.000000	9.537244	-4.63%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	9.967980	11.306165	13.42%	0
2012	9.013328	9.967980	10.59%	0
2011*	10.000000	9.013328	-9.87%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.352404	3.52%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.058275	9.872594	-10.72%	6,290
2012	10.556962	11.058275	4.75%	7,715
2011*	10.000000	10.556962	5.57%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	9.975772	13.217510	32.50%	801
2012	8.912809	9.975772	11.93%	801
2011	8.860607	8.912809	0.59%	0
2010	7.957258	8.860607	11.35%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	10.650355	13.685837	28.50%	5,779
2012	9.529475	10.650355	11.76%	3,663
2011	9.670228	9.529475	-1.46%	0
2010	8.739779	9.670228	10.65%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.397425	13.97%	262
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.625920	11.859939	11.61%	2,299
2012	9.906093	10.625920	7.27%	1,450
2011	10.537980	9.906093	-6.00%	6,679
2010*	10.000000	10.537980	5.38%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.563737	8.371137	-12.47%	0
2012	10.014356	9.563737	-4.50%	0
2011	11.752182	10.014356	-14.79%	0
2010*	10.000000	11.752182	17.52%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.409294	10.555045	1.40%	0
2012*	10.000000	10.409294	4.09%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.881869	11.118493	12.51%	1,618
2012	9.026239	9.881869	9.48%	0
2011*	10.000000	9.026239	-9.74%	2,357

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	9.920562	12.367307	24.66%	11,654
2012	8.688495	9.920562	14.18%	3,954
2011	8.843956	8.688495	-1.76%	867
2010	7.890012	8.843956	12.09%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	10.622258	14.089394	32.64%	8,508
2012	9.518387	10.622258	11.60%	7,665
2011	9.759086	9.518387	-2.47%	1,701
2010	8.076895	9.759086	20.83%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.498106	10.841781	3.27%	5,171
2012*	10.000000	10.498106	4.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.171834	13.488857	20.74%	742
2012	9.930443	11.171834	12.50%	742
2011	10.338785	9.930443	-3.95%	742
2010*	10.000000	10.338785	3.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.466712	4.67%	5,670
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.338208	13.38%	956
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.249612	2.50%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.445842	11.373853	20.41%	43,139
2012	8.516319	9.445842	10.91%	42,143
2011	9.417335	8.516319	-9.57%	103,425
2010	8.384617	9.417335	12.32%	110,932
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.630761	10.349887	7.47%	2,022
2012	8.911834	9.630761	8.07%	3,871
2011	9.160542	8.911834	-2.71%	12,757
2010	8.460939	9.160542	8.27%	2,968
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.092889	10.533155	15.84%	7,767
2012	8.292204	9.092889	9.66%	15,685
2011	8.873672	8.292204	-6.55%	36,845
2010	7.996803	8.873672	10.97%	40,751

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.610615	6.615595	0.08%	0
2012	7.632298	6.610615	-13.39%	0
2011	8.562274	7.632298	-10.86%	144
2010	9.099021	8.562274	-5.90%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	8.985557	10.295737	14.58%	290
2012	8.820928	8.985557	1.87%	290
2011	9.677080	8.820928	-8.85%	0
2010	8.920119	9.677080	8.49%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.083608	8.015928	-0.84%	237
2012	8.106764	8.083608	-0.29%	237
2011	8.038078	8.106764	0.85%	374
2010	7.760161	8.038078	3.58%	237
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.083529	0.84%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.045682	0.46%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.990659	-0.09%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	10.901880	13.307660	22.07%	5,562
2012	9.377960	10.901880	16.25%	10,421
2011	10.359589	9.377960	-9.48%	22,176
2010*	10.000000	10.359589	3.60%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.766000	-2.34%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.939694	-0.60%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.014356	10.603547	5.88%	0
2012	9.396014	10.014356	6.58%	0
2011*	10.000000	9.396014	-6.04%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.721917	17.22%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.446123	12.563080	20.27%	56,263
2012	9.254575	10.446123	12.88%	14,964
2011*	10.000000	9.254575	-7.45%	3,940
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.679776	16.80%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.416916	14.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.030900	13.932544	26.30%	0
2012	9.735903	11.030900	13.30%	0
2011	10.659947	9.735903	-8.67%	0
2010*	10.000000	10.659947	6.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.833816	12.117497	11.85%	0
2012	10.000417	10.833816	8.33%	0
2011	10.390801	10.000417	-3.76%	7,664
2010*	10.000000	10.390801	3.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.972568	12.977926	18.28%	0
2012	9.898370	10.972568	10.85%	0
2011	10.508789	9.898370	-5.81%	0
2010*	10.000000	10.508789	5.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.589266	10.839390	2.36%	0
2012	10.098598	10.589266	4.86%	0
2011	10.207595	10.098598	-1.07%	0
2010*	10.000000	10.207595	2.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.264910	2.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.336821	3.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.906526	12.533690	14.92%	0
2012	9.950232	10.906526	9.61%	0
2011	10.443210	9.950232	-4.72%	0
2010*	10.000000	10.443210	4.43%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.991003	13.324737	21.23%	0
2012	9.833381	10.991003	11.77%	0
2011	10.573840	9.833381	-7.00%	0
2010*	10.000000	10.573840	5.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.786479	11.704801	8.51%	0
2012	10.048757	10.786479	7.34%	0
2011	10.328500	10.048757	-2.71%	0
2010*	10.000000	10.328500	3.29%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.639301	10.165972	-4.45%	1,296
2012	10.182390	10.639301	4.49%	1,735
2011*	10.000000	10.182390	1.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.244154	2.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.308899	3.09%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.270278	9.043155	-2.45%	26,886
2012	9.503749	9.270278	-2.46%	46,241
2011	9.741767	9.503749	-2.44%	91,117
2010	9.986418	9.741767	-2.45%	67,528
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.504581	-4.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	10.994494	12.985813	18.11%	2,707
2012	9.756930	10.994494	12.68%	735
2011	11.066603	9.756930	-11.83%	0
2010*	10.000000	11.066603	10.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.433895	14.992408	31.12%	0
2012	10.092714	11.433895	13.29%	0
2011	10.691268	10.092714	-5.60%	0
2010*	10.000000	10.691268	6.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.709604	14.106817	31.72%	721
2012	9.336731	10.709604	14.70%	0
2011	10.191742	9.336731	-8.39%	0
2010*	10.000000	10.191742	1.92%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.618185	15.709185	35.21%	127
2012	10.389219	11.618185	11.83%	0
2011	11.145747	10.389219	-6.79%	0
2010*	10.000000	11.145747	11.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.574145	15.318999	32.36%	1,419
2012	10.198486	11.574145	13.49%	0
2011	10.702571	10.198486	-4.71%	0
2010*	10.000000	10.702571	7.03%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.247849	-7.52%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.975762	9.741610	-2.35%	2,222
2012	9.878864	9.975762	0.98%	2,302
2011*	10.000000	9.878864	-1.21%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.117357	1.17%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.589634	-4.10%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.567423	9.698640	1.37%	0
2012*	10.000000	9.567423	-4.33%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.149985	10.357032	2.04%	0
2012*	10.000000	10.149985	1.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.340533	13.41%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.595947	10.347630	-2.34%	1,539
2012	9.461672	10.595947	11.99%	938
2011*	10.000000	9.461672	-5.38%	11,142
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.246664	9.356619	-16.81%	0
2012	10.967800	11.246664	2.54%	0
2011	12.159995	10.967800	-9.80%	379
2010*	10.000000	12.159995	21.60%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.519442	11.352753	-9.32%	0
2012	10.898398	12.519442	14.87%	6,713
2011	10.518116	10.898398	3.62%	0
2010*	10.000000	10.518116	5.18%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.732003	10.693007	-8.86%	218
2012	11.429428	11.732003	2.65%	313
2011	10.806207	11.429428	5.77%	0
2010*	10.000000	10.806207	8.06%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.804521	10.528873	-10.81%	2,174
2012	11.324620	11.804521	4.24%	3,002
2011	10.802830	11.324620	4.83%	0
2010*	10.000000	10.802830	8.03%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.790087	12.148714	3.04%	6,814
2012	10.584541	11.790087	11.39%	8,281
2011	10.509776	10.584541	0.71%	0
2010*	10.000000	10.509776	5.10%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.054211	9.785100	-2.68%	4,387
2012	9.746934	10.054211	3.15%	11,772
2011*	10.000000	9.746934	-2.53%	8,956
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.602684	10.114652	-4.60%	18,332
2012	9.926600	10.602684	6.81%	14,544
2011*	10.000000	9.926600	-0.73%	2,193
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.916562	-0.83%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.022201	8.608302	-4.59%	0
2012	8.283552	9.022201	8.92%	0
2011	11.116571	8.283552	-25.48%	0
2010*	10.000000	11.116571	11.17%	509
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.582027	12.632095	9.07%	0
2012	10.262886	11.582027	12.85%	1,580
2011	10.738011	10.262886	-4.42%	1,580
2010*	10.000000	10.738011	7.38%	998

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.055596	12.938470	7.32%	6,977
2012	10.829408	12.055596	11.32%	3,758
2011	10.804171	10.829408	0.23%	0
2010*	10.000000	10.804171	8.04%	1,476
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.851339	9.927276	12.16%	191
2012	7.858002	8.851339	12.64%	0
2011	11.033950	7.858002	-28.78%	0
2010*	10.000000	11.033950	10.34%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.633548	12.541696	30.19%	0
2012	7.403034	9.633548	30.13%	0
2011*	10.000000	7.403034	-25.97%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.105459	9.364328	15.53%	0
2012	7.659535	8.105459	5.82%	0
2011*	10.000000	7.659535	-23.40%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.439976	4.614127	-28.35%	0
2012	7.915960	6.439976	-18.65%	0
2011	8.905549	7.915960	-11.11%	0
2010*	10.000000	8.905549	-10.94%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.738173	20.928253	64.30%	50
2012	9.280736	12.738173	37.25%	0
2011*	10.000000	9.280736	-7.19%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.152897	14.117176	26.58%	13,221
2012	10.039275	11.152897	11.09%	34,651
2011	10.290809	10.039275	-2.44%	27,175
2010*	10.000000	10.290809	2.91%	17,064
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.608194	13.292708	25.31%	0
2012	9.809914	10.608194	8.14%	175
2011*	10.000000	9.809914	-1.90%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.388697	15.539216	36.44%	0
2012	9.562096	11.388697	19.10%	0
2011*	10.000000	9.562096	-4.38%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	8.898387	8.122783	-8.72%	521
2012	8.560029	8.898387	3.95%	1,276
2011	10.928021	8.560029	-21.67%	0
2010*	10.000000	10.928021	9.28%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.630298	12.613543	18.66%	84
2012	9.346673	10.630298	13.73%	0
2011	10.515448	9.346673	-11.11%	0
2010*	10.000000	10.515448	5.15%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	9.989837	12.871232	28.84%	1,261
2012	8.210669	9.989837	21.67%	481
2011*	10.000000	8.210669	-17.89%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	10.911269	14.875980	36.34%	0
2012	9.527571	10.911269	14.52%	0
2011*	10.000000	9.527571	-4.72%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.787015	13.193341	34.80%	0
2012	8.664387	9.787015	12.96%	1,268
2011*	10.000000	8.664387	-13.36%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.185370	11.872707	16.57%	8,228
2012	9.006649	10.185370	13.09%	8,595
2011	10.778111	9.006649	-16.44%	0
2010*	10.000000	10.778111	7.78%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.804481	14.510226	48.00%	1,855
2012	8.392539	9.804481	16.82%	0
2011*	10.000000	8.392539	-16.07%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.440186	12.205055	44.61%	0
2012	7.037556	8.440186	19.93%	0
2011	8.855953	7.037556	-20.53%	0
2010*	10.000000	8.855953	-11.44%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	11.998566	15.716488	30.99%	18,121
2012	10.582764	11.998566	13.38%	7,420
2011	10.692363	10.582764	-1.03%	6,452
2010*	10.000000	10.692363	6.92%	5,741

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	10.997976	13.311107	21.03%	238
2012	10.957397	10.997976	0.37%	834
2011	10.985279	10.957397	-0.25%	0
2010*	10.000000	10.985279	9.85%	1,447
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.253975	14.450538	28.40%	1,104
2012	10.314509	11.253975	9.11%	2,058
2011*	10.000000	10.314509	3.15%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.850996	4.147058	-39.47%	363
2012	8.219155	6.850996	-16.65%	646
2011*	10.000000	8.219155	-17.81%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.519474	10.271175	-2.36%	401
2012	9.203691	10.519474	14.30%	401
2011*	10.000000	9.203691	-7.96%	2,447
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.835641	5.494472	13.62%	22,951
2012	5.326905	4.835641	-9.22%	2,176
2011	8.737106	5.326905	-39.03%	0
2010*	10.000000	8.737106	-12.63%	894
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.172787	10.641570	30.21%	0
2012	8.743159	8.172787	-6.52%	0
2011*	10.000000	8.743159	-12.57%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.572353	7.369832	-2.67%	0
2012	8.927651	7.572353	-15.18%	0
2011	8.269616	8.927651	7.96%	1,969
2010*	10.000000	8.269616	-17.30%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.553060	5.049517	-22.94%	0
2012	8.414091	6.553060	-22.12%	0
2011	8.472058	8.414091	-0.68%	4,442
2010*	10.000000	8.472058	-15.28%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	5.954108	4.100287	-31.14%	0
2012	7.517043	5.954108	-20.79%	0
2011	8.607107	7.517043	-12.66%	295
2010*	10.000000	8.607107	-13.93%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2013	9.903758	12.095122	22.13%	0
2012	9.204296	9.903758	7.60%	0
2011*	10.000000	9.204296	-7.96%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.734687	11.735569	9.32%	1,391
2012	9.444783	10.734687	13.66%	0
2011*	10.000000	9.444783	-5.55%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.414542	11.374051	-21.09%	0
2012	14.635127	14.414542	-1.51%	0
2011	10.453310	14.635127	40.00%	308
2010*	10.000000	10.453310	4.53%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.204565	24.810018	74.66%	6,032
2012	10.887140	14.204565	30.47%	268
2011	11.294937	10.887140	-3.61%	0
2010*	10.000000	11.294937	12.95%	230
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.513400	1.760378	-49.90%	0
2012	5.560648	3.513400	-36.82%	1,031
2011	7.324392	5.560648	-24.08%	0
2010*	10.000000	7.324392	-26.76%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.483851	11.588546	10.54%	250
2012	10.732626	10.483851	-2.32%	8,177
2011*	10.000000	10.732626	7.33%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	4.160872	5.243546	26.02%	0
2012	3.433989	4.160872	21.17%	7,240
2011	4.526398	3.433989	-24.13%	2,223
2010	4.104812	4.526398	10.27%	2,223
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	12.761158	12.603981	-1.23%	157
2012	11.815375	12.761158	8.00%	1,456
2011	14.498070	11.815375	-18.50%	1,022
2010	11.732376	14.498070	23.57%	5,452
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.058019	21.147219	50.43%	1,711
2012	10.598252	14.058019	32.64%	1,436
2011	9.823421	10.598252	7.89%	0
2010	9.096533	9.823421	7.99%	4,299

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	5.493661	5.186955	-5.58%	197
2012	5.712419	5.493661	-3.83%	1,875
2011	6.272330	5.712419	-8.93%	1,875
2010	5.951846	6.272330	5.38%	2,727
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	14.360362	17.966381	25.11%	831
2012	13.500483	14.360362	6.37%	3,400
2011	12.164521	13.500483	10.98%	738
2010	10.632320	12.164521	14.41%	541
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	9.262957	14.701887	58.72%	0
2012	8.106275	9.262957	14.27%	2,534
2011	7.617169	8.106275	6.42%	4,997
2010	6.267369	7.617169	21.54%	2,993
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	5.952324	7.841953	31.75%	0
2012	6.038772	5.952324	-1.43%	731
2011	7.412373	6.038772	-18.53%	731
2010	6.935705	7.412373	6.87%	2,071
Rydex Variable Trust - Energy Fund - Q/NQ
2013	10.399694	12.525772	20.44%	805
2012	10.411397	10.399694	-0.11%	1,871
2011	11.335335	10.411397	-8.15%	3,384
2010	9.760164	11.335335	16.14%	2,505
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	9.572553	11.568844	20.85%	770
2012	9.774146	9.572553	-2.06%	824
2011	11.045757	9.774146	-11.51%	1,443
2010	8.983084	11.045757	22.96%	2,857
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	6.555049	7.922344	20.86%	0
2012	5.523629	6.555049	18.67%	0
2011	6.672207	5.523629	-17.21%	0
2010	7.665739	6.672207	-12.96%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	5.708598	7.103307	24.43%	0
2012	4.770216	5.708598	19.67%	4,722
2011	5.747651	4.770216	-17.01%	892
2010	5.151878	5.747651	11.56%	892

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	14.495240	11.559158	-20.26%	1,499
2012	14.426719	14.495240	0.47%	226
2011	10.452117	14.426719	38.03%	630
2010	9.731483	10.452117	7.41%	405
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	11.182778	15.470530	38.34%	2,817
2012	9.784760	11.182778	14.29%	6,507
2011	9.580852	9.784760	2.13%	252
2010	9.198723	9.580852	4.15%	252
Rydex Variable Trust - Internet Fund - Q/NQ
2013	11.530268	17.010289	47.53%	2,293
2012	9.906062	11.530268	16.40%	0
2011	11.529073	9.906062	-14.08%	0
2010	9.785627	11.529073	17.82%	1,636
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	2.255222	1.234414	-45.26%	0
2012	2.981611	2.255222	-24.36%	1,597
2011	4.191045	2.981611	-28.86%	3,263
2010	6.163463	4.191045	-32.00%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	4.072462	4.578991	12.44%	6,749
2012	4.450751	4.072462	-8.50%	0
2011	6.558828	4.450751	-32.14%	0
2010	7.711375	6.558828	-14.95%	1,196
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	4.084142	2.885588	-29.35%	0
2012	5.128705	4.084142	-20.37%	0
2011	5.673302	5.128705	-9.60%	639
2010	7.784729	5.673302	-27.12%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	3.818367	2.642635	-30.79%	0
2012	4.811761	3.818367	-20.65%	0
2011	5.485012	4.811761	-12.27%	448
2010	7.141847	5.485012	-23.20%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.873625	2.612981	-32.54%	0
2012	4.852105	3.873625	-20.17%	0
2011	5.383542	4.852105	-9.87%	900
2010	7.625551	5.383542	-29.40%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	5.114484	3.666152	-28.32%	0
2012	6.315784	5.114484	-19.02%	0
2011	7.117727	6.315784	-11.27%	7,829
2010	8.786818	7.117727	-19.00%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	6.586858	10.023852	52.18%	0
2012	5.622363	6.586858	17.15%	0
2011	8.111549	5.622363	-30.69%	0
2010	7.185037	8.111549	12.90%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	10.738934	14.918960	38.92%	984
2012	9.074506	10.738934	18.34%	1,881
2011	9.079370	9.074506	-0.05%	566
2010	7.140407	9.079370	27.15%	566
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	9.773436	14.323600	46.56%	1,668
2012	8.058798	9.773436	21.28%	4,935
2011	8.939636	8.058798	-9.85%	7,050
2010	6.662095	8.939636	34.19%	14,846
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	12.012067	21.118068	75.81%	134
2012	9.181212	12.012067	30.83%	2,074
2011	9.475374	9.181212	-3.10%	768
2010	7.094903	9.475374	33.55%	768
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	12.930594	16.980945	31.32%	0
2012	11.352182	12.930594	13.90%	1,305
2011	11.389613	11.352182	-0.33%	1,048
2010	9.853923	11.389613	15.58%	3,861
Rydex Variable Trust - Nova Fund - Q/NQ
2013	8.688691	12.628441	45.34%	40,462
2012	7.286443	8.688691	19.24%	3,496
2011	7.557314	7.286443	-3.58%	4,191
2010	6.457588	7.557314	17.03%	10,548
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	10.279624	5.404472	-47.43%	1,491
2012	10.988762	10.279624	-6.45%	1,849
2011	14.852353	10.988762	-26.01%	6,628
2010	11.026475	14.852353	34.70%	8,986

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	9.095839	9.222953	1.40%	0
2012	7.879342	9.095839	15.44%	9,746
2011	7.897936	7.879342	-0.24%	0
2010	6.483824	7.897936	21.81%	3,928
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	11.702827	15.503072	32.47%	0
2012	10.274261	11.702827	13.90%	0
2011	10.001792	10.274261	2.72%	1,422
2010	8.193108	10.001792	22.08%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	8.120240	12.560483	54.68%	0
2012	6.817713	8.120240	19.11%	2,541
2011	7.958488	6.817713	-14.33%	8,664
2010	5.918240	7.958488	34.47%	6,697
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	7.235585	11.908530	64.58%	0
2012	5.732883	7.235585	26.21%	6,264
2011	6.118222	5.732883	-6.30%	8,101
2010	4.998640	6.118222	22.40%	5,190
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	11.296733	15.573481	37.86%	3,214
2012	10.220731	11.296733	10.53%	5,720
2011	10.592174	10.220731	-3.51%	597
2010	8.684130	10.592174	21.97%	3,553
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	9.980026	14.142407	41.71%	14,311
2012	8.370577	9.980026	19.23%	1,080
2011	8.861227	8.370577	-5.54%	680
2010	7.549705	8.861227	17.37%	316
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	13.823640	18.076925	30.77%	2,621
2012	12.211247	13.823640	13.20%	5,641
2011	12.600221	12.211247	-3.09%	518
2010	9.742335	12.600221	29.33%	247
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	10.128845	13.418610	32.48%	9,826
2012	8.875984	10.128845	14.12%	0
2011	9.799266	8.875984	-9.42%	0
2010	8.361889	9.799266	17.19%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	10.971277	15.123503	37.85%	3,115
2012	10.168742	10.971277	7.89%	1,193
2011	10.069631	10.168742	0.98%	500
2010	8.231492	10.069631	22.33%	500
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	9.183357	12.795305	39.33%	3,893
2012	7.820660	9.183357	17.42%	2,531
2011	8.852796	7.820660	-11.66%	2,282
2010	7.254162	8.852796	22.04%	332
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.167251	4.890983	-5.35%	0
2012	5.652449	5.167251	-8.58%	0
2011	6.051863	5.652449	-6.60%	406
2010	6.496604	6.051863	-6.85%	2,572
Rydex Variable Trust - Technology Fund - Q/NQ
2013	9.124719	12.051784	32.08%	3,361
2012	8.353375	9.124719	9.23%	3,361
2011	9.430360	8.353375	-11.42%	1,671
2010	8.628673	9.430360	9.29%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.291992	8.355656	14.59%	0
2012	7.129137	7.291992	2.28%	0
2011	8.537511	7.129137	-16.50%	0
2010	7.642716	8.537511	11.71%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	8.892729	13.068050	46.95%	2,484
2012	7.753240	8.892729	14.70%	0
2011	8.941929	7.753240	-13.29%	0
2010	7.384253	8.941929	21.09%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.255141	12.475529	10.84%	0
2012	11.411015	11.255141	-1.37%	1,438
2011	10.058517	11.411015	13.45%	1,716
2010	9.647082	10.058517	4.26%	1,380
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.833301	9.322319	-5.20%	0
2012	10.002696	9.833301	-1.69%	0
2011	10.645588	10.002696	-6.04%	0
2010	11.561374	10.645588	-7.92%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.038075	0.38%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.769561	10.475797	-10.99%	454
2012	10.236034	11.769561	14.98%	654
2011*	10.000000	10.236034	2.36%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.432328	10.444762	0.12%	1,483
2012	8.230326	10.432328	26.75%	1,025
2011*	10.000000	8.230326	-17.70%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.780677	11.044141	12.92%	0
2012	8.818984	9.780677	10.90%	0
2011*	10.000000	8.818984	-11.81%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.698913	8.301409	7.83%	3,085
2012	7.634275	7.698913	0.85%	1,760
2011*	10.000000	7.634275	-23.66%	1,662
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.423667	9.657007	2.48%	0
2012	9.534001	9.423667	-1.16%	0
2011*	10.000000	9.534001	-4.66%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	9.959482	11.290736	13.37%	0
2012	9.010263	9.959482	10.53%	0
2011*	10.000000	9.010263	-9.90%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.351677	3.52%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.048852	9.859122	-10.77%	829
2012	10.553384	11.048852	4.69%	20,256
2011*	10.000000	10.553384	5.53%	20,424
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	9.940702	13.164300	32.43%	0
2012	8.886041	9.940702	11.87%	0
2011	8.838503	8.886041	0.54%	0
2010	7.941480	8.838503	11.30%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	10.612931	13.630767	28.44%	245
2012	9.500874	10.612931	11.70%	0
2011	9.646136	9.500874	-1.51%	0
2010	8.722469	9.646136	10.59%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.393523	13.94%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.611419	11.837677	11.56%	0
2012	9.897656	10.611419	7.21%	0
2011	10.534391	9.897656	-6.04%	0
2010*	10.000000	10.534391	5.34%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.550693	8.355434	-12.51%	0
2012	10.005843	9.550693	-4.55%	0
2011	11.748196	10.005843	-14.83%	0
2010*	10.000000	11.748196	17.48%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.405740	10.546040	1.35%	19,828
2012*	10.000000	10.405740	4.06%	21,846
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.873431	11.103310	12.46%	0
2012	9.023166	9.873431	9.42%	0
2011*	10.000000	9.023166	-9.77%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	9.885703	12.317541	24.60%	0
2012	8.662414	9.885703	14.12%	0
2011	8.821917	8.662414	-1.81%	0
2010	7.874379	8.821917	12.03%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	10.584908	14.032669	32.57%	0
2012	9.489796	10.584908	11.54%	0
2011	9.734745	9.489796	-2.52%	0
2010	8.060874	9.734745	20.77%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.494510	10.832508	3.22%	110
2012*	10.000000	10.494510	4.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.156577	13.463531	20.68%	0
2012	9.921983	11.156577	12.44%	0
2011	10.335263	9.921983	-4.00%	0
2010*	10.000000	10.335263	3.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.463125	4.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.334320	13.34%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.248893	2.49%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.416469	11.332682	20.35%	31,818
2012	8.494200	9.416469	10.86%	33,283
2011	9.397694	8.494200	-9.61%	23,844
2010	8.371415	9.397694	12.26%	22,725
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.600853	10.312457	7.41%	72,743
2012	8.888722	9.600853	8.01%	74,824
2011	9.141456	8.888722	-2.76%	56,055
2010	8.447642	9.141456	8.21%	39,681
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.066494	10.497192	15.78%	29,839
2012	8.272390	9.066494	9.60%	31,401
2011	8.857012	8.272390	-6.60%	20,448
2010	7.985882	8.857012	10.91%	20,151

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.596899	6.598493	0.02%	0
2012	7.620377	6.596899	-13.43%	0
2011	8.553267	7.620377	-10.91%	0
2010	9.094112	8.553267	-5.95%	2,682
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	8.953968	10.254285	14.52%	0
2012	8.794436	8.953968	1.81%	0
2011	9.652953	8.794436	-8.89%	0
2010	8.902440	9.652953	8.43%	1,125
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.055177	7.983640	-0.89%	0
2012	8.082407	8.055177	-0.34%	0
2011	8.018027	8.082407	0.80%	0
2010	7.744778	8.018027	3.53%	3,597
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.080079	0.80%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.044981	0.45%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.989956	-0.10%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	10.887014	13.282707	22.01%	559
2012	9.369982	10.887014	16.19%	0
2011	10.356074	9.369982	-9.52%	2,106
2010*	10.000000	10.356074	3.56%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.762653	-2.37%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.936292	-0.64%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.005805	10.589067	5.83%	0
2012	9.392816	10.005805	6.53%	0
2011*	10.000000	9.392816	-6.07%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.717905	17.18%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.437219	12.545946	20.20%	0
2012	9.251430	10.437219	12.82%	0
2011*	10.000000	9.251430	-7.49%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.674033	16.74%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.411281	14.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.015861	13.906418	26.24%	0
2012	9.727618	11.015861	13.24%	0
2011	10.656326	9.727618	-8.72%	0
2010*	10.000000	10.656326	6.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.819019	12.094740	11.79%	0
2012	9.991890	10.819019	8.28%	0
2011	10.387259	9.991890	-3.81%	444
2010*	10.000000	10.387259	3.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.957596	12.953574	18.22%	2,000
2012	9.889941	10.957596	10.80%	0
2011	10.505217	9.889941	-5.86%	0
2010*	10.000000	10.505217	5.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.574817	10.819052	2.31%	0
2012	10.090008	10.574817	4.80%	0
2011	10.204128	10.090008	-1.12%	0
2010*	10.000000	10.204128	2.04%	12,534
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.264189	2.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.336096	3.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.891633	12.510164	14.86%	5,852
2012	9.941754	10.891633	9.55%	3,882
2011	10.439662	9.941754	-4.77%	4,360
2010*	10.000000	10.439662	4.40%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.975991	13.299718	21.17%	2,563
2012	9.825004	10.975991	11.71%	0
2011	10.570239	9.825004	-7.05%	0
2010*	10.000000	10.570239	5.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.771776	11.682854	8.46%	1,310
2012	10.040209	10.771776	7.29%	0
2011	10.324996	10.040209	-2.76%	0
2010*	10.000000	10.324996	3.25%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.630230	10.152108	-4.50%	0
2012	10.178930	10.630230	4.43%	0
2011*	10.000000	10.178930	1.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.243442	2.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.308179	3.08%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.255772	9.024379	-2.50%	24,678
2012	9.493753	9.255772	-2.51%	20,233
2011	9.736499	9.493753	-2.49%	20,868
2010	9.986137	9.736499	-2.50%	29,148
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.501317	-4.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	10.979482	12.961440	18.05%	0
2012	9.748619	10.979482	12.63%	0
2011	11.062841	9.748619	-11.88%	0
2010*	10.000000	11.062841	10.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.418315	14.964313	31.06%	0
2012	10.084130	11.418315	13.23%	0
2011	10.687639	10.084130	-5.65%	0
2010*	10.000000	10.687639	6.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.695001	14.080362	31.65%	0
2012	9.328785	10.695001	14.65%	0
2011	10.188284	9.328785	-8.44%	0
2010*	10.000000	10.188284	1.88%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.602317	15.679703	35.14%	0
2012	10.380360	11.602317	11.77%	0
2011	11.141957	10.380360	-6.84%	0
2010*	10.000000	11.141957	11.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.558333	15.290241	32.29%	0
2012	10.189794	11.558333	13.43%	0
2011	10.698933	10.189794	-4.76%	0
2010*	10.000000	10.698933	6.99%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.244676	-7.55%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.967242	9.728296	-2.40%	0
2012	9.875503	9.967242	0.93%	0
2011*	10.000000	9.875503	-1.24%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.116647	1.17%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.586340	-4.14%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.564695	9.690896	1.32%	338
2012*	10.000000	9.564695	-4.35%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.147097	10.348780	1.99%	321
2012*	10.000000	10.147097	1.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.336666	13.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.586921	10.333521	-2.39%	0
2012	9.458470	10.586921	11.93%	0
2011*	10.000000	9.458470	-5.42%	2,191
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.231335	9.339080	-16.85%	196
2012	10.958474	11.231335	2.49%	0
2011	12.155868	10.958474	-9.85%	0
2010*	10.000000	12.155868	21.56%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.502347	11.331435	-9.37%	0
2012	10.889116	12.502347	14.82%	295
2011	10.514541	10.889116	3.56%	1,041
2010*	10.000000	10.514541	5.15%	211
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.715945	10.672892	-8.90%	0
2012	11.419654	11.715945	2.59%	185
2011	10.802492	11.419654	5.71%	195
2010*	10.000000	10.802492	8.02%	204
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.788426	10.509129	-10.85%	841
2012	11.314990	11.788426	4.18%	0
2011	10.799156	11.314990	4.78%	0
2010*	10.000000	10.799156	7.99%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.774014	12.125936	2.99%	274
2012	10.575541	11.774014	11.33%	0
2011	10.506208	10.575541	0.66%	0
2010*	10.000000	10.506208	5.06%	219
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.045579	9.771698	-2.73%	33,556
2012	9.743583	10.045579	3.10%	20,912
2011*	10.000000	9.743583	-2.56%	23,786
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.593616	10.100831	-4.65%	0
2012	9.923217	10.593616	6.76%	12,200
2011*	10.000000	9.923217	-0.77%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.915868	-0.84%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.009880	8.592129	-4.64%	0
2012	8.276495	9.009880	8.86%	0
2011	11.112792	8.276495	-25.52%	0
2010*	10.000000	11.112792	11.13%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.566184	12.608342	9.01%	0
2012	10.254118	11.566184	12.80%	0
2011	10.734319	10.254118	-4.47%	0
2010*	10.000000	10.734319	7.34%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.039147	12.914196	7.27%	0
2012	10.820197	12.039147	11.27%	0
2011	10.800504	10.820197	0.18%	0
2010*	10.000000	10.800504	8.01%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.839268	9.908659	12.10%	0
2012	7.851319	8.839268	12.58%	0
2011	11.030215	7.851319	-28.82%	0
2010*	10.000000	11.030215	10.30%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.625324	12.524580	30.12%	0
2012	7.400513	9.625324	30.06%	0
2011*	10.000000	7.400513	-25.99%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.098530	9.351528	15.47%	0
2012	7.656923	8.098530	5.77%	0
2011*	10.000000	7.656923	-23.43%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.431188	4.605461	-28.39%	0
2012	7.909222	6.431188	-18.69%	0
2011	8.902511	7.909222	-11.16%	0
2010*	10.000000	8.902511	-10.97%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.727300	20.899683	64.21%	0
2012	9.277573	12.727300	37.18%	0
2011*	10.000000	9.277573	-7.22%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.137652	14.090665	26.51%	15,707
2012	10.030718	11.137652	11.04%	0
2011	10.287304	10.030718	-2.49%	0
2010*	10.000000	10.287304	2.87%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.599155	13.274580	25.24%	0
2012	9.806589	10.599155	8.08%	0
2011*	10.000000	9.806589	-1.93%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.378982	15.518014	36.37%	0
2012	9.558847	11.378982	19.04%	0
2011*	10.000000	9.558847	-4.41%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	8.886227	8.107525	-8.76%	0
2012	8.552733	8.886227	3.90%	0
2011	10.924308	8.552733	-21.71%	0
2010*	10.000000	10.924308	9.24%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.615787	12.589858	18.60%	0
2012	9.338719	10.615787	13.67%	0
2011	10.511876	9.338719	-11.16%	0
2010*	10.000000	10.511876	5.12%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	9.981307	12.853650	28.78%	0
2012	8.207875	9.981307	21.61%	0
2011*	10.000000	8.207875	-17.92%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	10.901958	14.855678	36.27%	62
2012	9.524334	10.901958	14.46%	6,981
2011*	10.000000	9.524334	-4.76%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.778647	13.175314	34.74%	0
2012	8.661432	9.778647	12.90%	0
2011*	10.000000	8.661432	-13.39%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.171468	11.850416	16.51%	0
2012	8.998973	10.171468	13.03%	0
2011	10.774448	8.998973	-16.48%	0
2010*	10.000000	10.774448	7.74%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.796113	14.490419	47.92%	0
2012	8.389692	9.796113	16.76%	0
2011*	10.000000	8.389692	-16.10%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.428669	12.182160	44.53%	0
2012	7.031564	8.428669	19.87%	0
2011	8.852938	7.031564	-20.57%	0
2010*	10.000000	8.852938	-11.47%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	11.982202	15.687004	30.92%	0
2012	10.573761	11.982202	13.32%	0
2011	10.688724	10.573761	-1.08%	0
2010*	10.000000	10.688724	6.89%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	10.982958	13.286113	20.97%	70
2012	10.948064	10.982958	0.32%	0
2011	10.981549	10.948064	-0.30%	0
2010*	10.000000	10.981549	9.82%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.244385	14.430827	28.34%	0
2012	10.311012	11.244385	9.05%	0
2011*	10.000000	10.311012	3.11%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.845143	4.141390	-39.50%	223
2012	8.216356	6.845143	-16.69%	0
2011*	10.000000	8.216356	-17.84%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.510488	10.257135	-2.41%	89
2012	9.200553	10.510488	14.24%	3,512
2011*	10.000000	9.200553	-7.99%	406
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.829023	5.484133	13.57%	0
2012	5.322351	4.829023	-9.27%	0
2011	8.734123	5.322351	-39.06%	0
2010*	10.000000	8.734123	-12.66%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.165798	10.627022	30.14%	0
2012	8.740182	8.165798	-6.57%	0
2011*	10.000000	8.740182	-12.60%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.562024	7.356003	-2.72%	0
2012	8.920062	7.562024	-15.22%	0
2011	8.266799	8.920062	7.90%	0
2010*	10.000000	8.266799	-17.33%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.544113	5.040034	-22.98%	0
2012	8.406932	6.544113	-22.16%	0
2011	8.469174	8.406932	-0.73%	758
2010*	10.000000	8.469174	-15.31%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	5.945996	4.092607	-31.17%	0
2012	7.510655	5.945996	-20.83%	0
2011	8.604183	7.510655	-12.71%	0
2010*	10.000000	8.604183	-13.96%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2013	9.895298	12.078599	22.06%	0
2012	9.201162	9.895298	7.54%	0
2011*	10.000000	9.201162	-7.99%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.725552	11.719573	9.27%	0
2012	9.441582	10.725552	13.60%	0
2011*	10.000000	9.441582	-5.58%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.394882	11.352717	-21.13%	0
2012	14.622682	14.394882	-1.56%	0
2011	10.449755	14.622682	39.93%	0
2010*	10.000000	10.449755	4.50%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.185196	24.763502	74.57%	0
2012	10.877873	14.185196	30.40%	0
2011	11.291101	10.877873	-3.66%	0
2010*	10.000000	11.291101	12.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.508606	1.757080	-49.92%	0
2012	5.555906	3.508606	-36.85%	0
2011	7.321893	5.555906	-24.12%	0
2010*	10.000000	7.321893	-26.78%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.474901	11.572717	10.48%	2,280
2012	10.728981	10.474901	-2.37%	4,994
2011*	10.000000	10.728981	7.29%	5,035
Rydex Variable Trust - Banking Fund - Q/NQ
2013	4.146227	5.222407	25.96%	0
2012	3.423659	4.146227	21.11%	1,521
2011	4.515103	3.423659	-24.17%	0
2010	4.096667	4.515103	10.21%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	12.716316	12.553260	-1.28%	12
2012	11.779909	12.716316	7.95%	597
2011	14.461948	11.779909	-18.55%	862
2010	11.709139	14.461948	23.51%	1,137
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.008555	21.062020	50.35%	926
2012	10.566387	14.008555	32.58%	2,820
2011	9.798900	10.566387	7.83%	1,571
2010	9.078481	9.798900	7.94%	208

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	5.474347	5.166070	-5.63%	180
2012	5.695264	5.474347	-3.88%	0
2011	6.256685	5.695264	-8.97%	0
2010	5.940041	6.256685	5.33%	5,592
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	14.309901	17.894086	25.05%	1,882
2012	13.459959	14.309901	6.31%	2,192
2011	12.134208	13.459959	10.93%	2,997
2010	10.611251	12.134208	14.35%	3,261
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	9.230390	14.642711	58.64%	1,316
2012	8.081925	9.230390	14.21%	1,681
2011	7.598172	8.081925	6.37%	4,297
2010	6.254939	7.598172	21.47%	626
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	5.931403	7.810396	31.68%	22
2012	6.020643	5.931403	-1.48%	367
2011	7.393902	6.020643	-18.57%	1,497
2010	6.921960	7.393902	6.82%	1,704
Rydex Variable Trust - Energy Fund - Q/NQ
2013	10.363088	12.475282	20.38%	12
2012	10.380089	10.363088	-0.16%	279
2011	11.307048	10.380089	-8.20%	3,019
2010	9.740797	11.307048	16.08%	1,875
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	9.538858	11.522215	20.79%	80
2012	9.744757	9.538858	-2.11%	0
2011	11.018190	9.744757	-11.56%	2,213
2010	8.965253	11.018190	22.90%	19
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	6.531986	7.890434	20.80%	0
2012	5.507027	6.531986	18.61%	0
2011	6.655566	5.507027	-17.26%	0
2010	7.650541	6.655566	-13.01%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	5.688478	7.074634	24.37%	2,437
2012	4.755849	5.688478	19.61%	897
2011	5.733284	4.755849	-17.05%	1,872
2010	5.141647	5.733284	11.51%	2,095

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	14.443973	11.512366	-20.30%	0
2012	14.383084	14.443973	0.42%	0
2011	10.425821	14.383084	37.96%	1,038
2010	9.711973	10.425821	7.35%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	11.143503	15.408300	38.27%	292
2012	9.755398	11.143503	14.23%	352
2011	9.556982	9.755398	2.08%	863
2010	9.180502	9.556982	4.10%	965
Rydex Variable Trust - Internet Fund - Q/NQ
2013	11.489708	16.941761	47.45%	1,785
2012	9.876291	11.489708	16.34%	1,738
2011	11.500305	9.876291	-14.12%	2,813
2010	9.766206	11.500305	17.76%	3,143
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	2.247274	1.229438	-45.29%	0
2012	2.972637	2.247274	-24.40%	2,114
2011	4.180579	2.972637	-28.89%	2,230
2010	6.151243	4.180579	-32.04%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	4.058131	4.560544	12.38%	351
2012	4.437367	4.058131	-8.55%	1,265
2011	6.542461	4.437367	-32.18%	0
2010	7.696084	6.542461	-14.99%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	4.069801	2.873981	-29.38%	0
2012	5.113317	4.069801	-20.41%	0
2011	5.659168	5.113317	-9.65%	0
2010	7.769311	5.659168	-27.16%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	3.804944	2.631995	-30.83%	0
2012	4.797325	3.804944	-20.69%	0
2011	5.471349	4.797325	-12.32%	0
2010	7.127708	5.471349	-23.24%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.860002	2.602456	-32.58%	0
2012	4.837529	3.860002	-20.21%	1,020
2011	5.370116	4.837529	-9.92%	1,076
2010	7.610453	5.370116	-29.44%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	5.096492	3.651379	-28.36%	0
2012	6.296810	5.096492	-19.06%	544
2011	7.099968	6.296810	-11.31%	574
2010	8.769400	7.099968	-19.04%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	6.563718	9.983518	52.10%	403
2012	5.605493	6.563718	17.09%	0
2011	8.091362	5.605493	-30.72%	0
2010	7.170800	8.091362	12.84%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	10.701136	14.858829	38.85%	2,817
2012	9.047211	10.701136	18.28%	3,300
2011	9.056704	9.047211	-0.10%	4,609
2010	7.126234	9.056704	27.09%	5,019
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	9.739083	14.265945	46.48%	1,734
2012	8.034607	9.739083	21.21%	2,345
2011	8.917357	8.034607	-9.90%	4,426
2010	6.648893	8.917357	34.12%	931
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	11.969785	21.032969	75.72%	0
2012	9.153591	11.969785	30.77%	1,310
2011	9.451700	9.153591	-3.15%	0
2010	7.080801	9.451700	33.48%	503
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	12.885120	16.912572	31.26%	0
2012	11.318075	12.885120	13.85%	0
2011	11.361200	11.318075	-0.38%	0
2010	9.834368	11.361200	15.53%	134
Rydex Variable Trust - Nova Fund - Q/NQ
2013	8.658115	12.577555	45.27%	619
2012	7.264536	8.658115	19.18%	992
2011	7.538451	7.264536	-3.63%	817
2010	6.444759	7.538451	16.97%	980
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	10.243446	5.382678	-47.45%	1,847
2012	10.955726	10.243446	-6.50%	4,461
2011	14.815294	10.955726	-26.05%	5,338
2010	11.004604	14.815294	34.63%	6,384

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	9.063829	9.185779	1.35%	3,283
2012	7.855652	9.063829	15.38%	3,596
2011	7.878223	7.855652	-0.29%	5,060
2010	6.470954	7.878223	21.75%	10,019
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	11.661719	15.440696	32.40%	91
2012	10.243436	11.661719	13.85%	295
2011	9.976873	10.243436	2.67%	1,268
2010	8.176884	9.976873	22.01%	1,347
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	8.091660	12.509868	54.60%	332
2012	6.797208	8.091660	19.04%	534
2011	7.938619	6.797208	-14.38%	1,588
2010	5.906485	7.938619	34.41%	550
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	7.210134	11.860570	64.50%	1,039
2012	5.715646	7.210134	26.15%	2,169
2011	6.102955	5.715646	-6.35%	908
2010	4.988715	6.102955	22.34%	798
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	11.257024	15.510790	37.79%	2,447
2012	10.190031	11.257024	10.47%	2,447
2011	10.565773	10.190031	-3.56%	2,777
2010	8.666915	10.565773	21.91%	3,134
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	9.944892	14.085408	41.63%	4,527
2012	8.345394	9.944892	19.17%	3,242
2011	8.839095	8.345394	-5.59%	3,269
2010	7.534714	8.839095	17.31%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	13.775054	18.004163	30.70%	2,365
2012	12.174581	13.775054	13.15%	2,365
2011	12.568824	12.174581	-3.14%	2,684
2010	9.723032	12.568824	29.27%	2,886
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	10.093229	13.364572	32.41%	104
2012	8.849326	10.093229	14.06%	0
2011	9.774845	8.849326	-9.47%	0
2010	8.345323	9.774845	17.13%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	10.932699	15.062613	37.78%	129
2012	10.138195	10.932699	7.84%	0
2011	10.044511	10.138195	0.93%	0
2010	8.215164	10.044511	22.27%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	9.151066	12.743790	39.26%	0
2012	7.797169	9.151066	17.36%	563
2011	8.830718	7.797169	-11.70%	0
2010	7.239781	8.830718	21.97%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.149072	4.871283	-5.39%	0
2012	5.635459	5.149072	-8.63%	0
2011	6.036766	5.635459	-6.65%	0
2010	6.483726	6.036766	-6.89%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	9.092623	12.003236	32.01%	17
2012	8.328266	9.092623	9.18%	290
2011	9.406829	8.328266	-11.47%	1,257
2010	8.611549	9.406829	9.24%	1,323
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.266344	8.321996	14.53%	0
2012	7.107712	7.266344	2.23%	0
2011	8.516204	7.107712	-16.54%	0
2010	7.627552	8.516204	11.65%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	8.861449	13.015436	46.88%	3,060
2012	7.729943	8.861449	14.64%	3,096
2011	8.919631	7.729943	-13.34%	4,295
2010	7.369610	8.919631	21.03%	4,666
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.215540	12.425267	10.79%	1,915
2012	11.376712	11.215540	-1.42%	1,915
2011	10.033406	11.376712	13.39%	2,174
2010	9.627944	10.033406	4.21%	2,338
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.798749	9.284800	-5.25%	0
2012	9.972669	9.798749	-1.74%	1,256
2011	10.619056	9.972669	-6.09%	0
2010	11.538469	10.619056	-7.97%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.037370	0.37%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.759516	10.461475	-11.04%	496
2012	10.232548	11.759516	14.92%	0
2011*	10.000000	10.232548	2.33%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.423405	10.430475	0.07%	307
2012	8.227511	10.423405	26.69%	0
2011*	10.000000	8.227511	-17.72%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.772326	11.029063	12.86%	0
2012	8.815981	9.772326	10.85%	0
2011*	10.000000	8.815981	-11.84%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.692321	8.290044	7.77%	4,366
2012	7.631663	7.692321	0.79%	5,150
2011*	10.000000	7.631663	-23.68%	3,592
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.415628	9.643818	2.42%	0
2012	9.530769	9.415628	-1.21%	0
2011*	10.000000	9.530769	-4.69%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	9.950975	11.275320	13.31%	0
2012	9.007192	9.950975	10.48%	0
2011*	10.000000	9.007192	-9.93%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.350951	3.51%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.039412	9.845635	-10.81%	0
2012	10.549793	11.039412	4.64%	0
2011*	10.000000	10.549793	5.50%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	9.905749	13.111287	32.36%	0
2012	8.859346	9.905749	11.81%	0
2011	8.816468	8.859346	0.49%	0
2010	7.925733	8.816468	11.24%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	10.575598	13.575843	28.37%	0
2012	9.472319	10.575598	11.65%	0
2011	9.622078	9.472319	-1.56%	0
2010	8.705168	9.622078	10.53%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.389630	13.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.596935	11.815460	11.50%	0
2012	9.889236	10.596935	7.16%	0
2011	10.530819	9.889236	-6.09%	0
2010*	10.000000	10.530819	5.31%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.537653	8.339742	-12.56%	0
2012	9.997316	9.537653	-4.60%	0
2011	11.744198	9.997316	-14.87%	0
2010*	10.000000	11.744198	17.44%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.402188	10.537020	1.30%	0
2012*	10.000000	10.402188	4.02%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.865006	11.088146	12.40%	0
2012	9.020097	9.865006	9.37%	0
2011*	10.000000	9.020097	-9.80%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	9.850883	12.267860	24.54%	0
2012	8.636346	9.850883	14.06%	0
2011	8.799876	8.636346	-1.86%	0
2010	7.858728	8.799876	11.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	10.547663	13.976120	32.50%	0
2012	9.461264	10.547663	11.48%	0
2011	9.710449	9.461264	-2.57%	0
2010	8.044875	9.710449	20.70%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.490919	10.823246	3.17%	0
2012*	10.000000	10.490919	4.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.141346	13.438260	20.62%	0
2012	9.913536	11.141346	12.39%	0
2011	10.331754	9.913536	-4.05%	0
2010*	10.000000	10.331754	3.32%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.459535	4.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.330433	13.30%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.248176	2.48%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.387142	11.291594	20.29%	0
2012	8.472097	9.387142	10.80%	0
2011	9.378043	8.472097	-9.66%	0
2010	8.358197	9.378043	12.20%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.570948	10.275062	7.36%	0
2012	8.865599	9.570948	7.96%	0
2011	9.122354	8.865599	-2.81%	0
2010	8.434308	9.122354	8.16%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.040161	10.461345	15.72%	0
2012	8.252600	9.040161	9.54%	0
2011	8.840338	8.252600	-6.65%	0
2010	7.974931	8.840338	10.85%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.583182	6.581395	-0.03%	199
2012	7.608455	6.583182	-13.48%	228
2011	8.544265	7.608455	-10.95%	259
2010	9.089212	8.544265	-6.00%	291
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	8.922466	10.212962	14.46%	563
2012	8.768004	8.922466	1.76%	645
2011	9.628882	8.768004	-8.94%	733
2010	8.884787	9.628882	8.37%	826
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.026827	7.951456	-0.94%	627
2012	8.058109	8.026827	-0.39%	717
2011	7.998011	8.058109	0.75%	815
2010	7.729406	7.998011	3.48%	918
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.076618	0.77%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.044274	0.44%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.989256	-0.11%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	10.872138	13.257764	21.94%	0
2012	9.362001	10.872138	16.13%	0
2011	10.352549	9.362001	-9.57%	0
2010*	10.000000	10.352549	3.53%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.759303	-2.41%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.932884	-0.67%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	9.997256	10.574590	5.77%	0
2012	9.389622	9.997256	6.47%	0
2011*	10.000000	9.389622	-6.10%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.713893	17.14%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.428300	12.528801	20.14%	0
2012	9.248277	10.428300	12.76%	0
2011*	10.000000	9.248277	-7.52%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.668277	16.68%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.405659	14.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.000819	13.880324	26.18%	0
2012	9.719334	11.000819	13.18%	0
2011	10.652696	9.719334	-8.76%	0
2010*	10.000000	10.652696	6.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.804260	12.072049	11.73%	0
2012	9.983381	10.804260	8.22%	0
2011	10.383734	9.983381	-3.86%	0
2010*	10.000000	10.383734	3.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.942651	12.929286	18.15%	0
2012	9.881527	10.942651	10.74%	0
2011	10.501648	9.881527	-5.90%	0
2010*	10.000000	10.501648	5.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.560382	10.798737	2.26%	0
2012	10.081417	10.560382	4.75%	0
2011	10.200654	10.081417	-1.17%	0
2010*	10.000000	10.200654	2.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.263469	2.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.335369	3.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.876765	12.486676	14.80%	0
2012	9.933291	10.876765	9.50%	0
2011	10.436112	9.933291	-4.82%	0
2010*	10.000000	10.436112	4.36%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.961006	13.274764	21.11%	0
2012	9.816640	10.961006	11.66%	0
2011	10.566659	9.816640	-7.10%	0
2010*	10.000000	10.566659	5.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.757065	11.660922	8.40%	0
2012	10.031663	10.757065	7.23%	0
2011	10.321481	10.031663	-2.81%	0
2010*	10.000000	10.321481	3.21%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.621140	10.138230	-4.55%	0
2012	10.175469	10.621140	4.38%	0
2011*	10.000000	10.175469	1.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.242720	2.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.307452	3.07%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.241274	9.005622	-2.55%	427
2012	9.483758	9.241274	-2.56%	488
2011	9.731228	9.483758	-2.54%	555
2010	9.985856	9.731228	-2.55%	517
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.498058	-5.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	10.964507	12.937125	17.99%	0
2012	9.740325	10.964507	12.57%	0
2011	11.059091	9.740325	-11.92%	0
2010*	10.000000	11.059091	10.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.402737	14.936238	30.99%	0
2012	10.075553	11.402737	13.17%	0
2011	10.684010	10.075553	-5.70%	0
2010*	10.000000	10.684010	6.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.680396	14.053922	31.59%	0
2012	9.320838	10.680396	14.59%	0
2011	10.184812	9.320838	-8.48%	0
2010*	10.000000	10.184812	1.85%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.586492	15.650279	35.07%	0
2012	10.371535	11.586492	11.71%	0
2011	11.138179	10.371535	-6.88%	0
2010*	10.000000	11.138179	11.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.542545	15.261533	32.22%	0
2012	10.181113	11.542545	13.37%	0
2011	10.695297	10.181113	-4.81%	0
2010*	10.000000	10.695297	6.95%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.241506	-7.58%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.958736	9.715010	-2.45%	0
2012	9.872156	9.958736	0.88%	0
2011*	10.000000	9.872156	-1.28%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.115937	1.16%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.583045	-4.17%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.561979	9.683171	1.27%	0
2012*	10.000000	9.561979	-4.38%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.144213	10.340528	1.94%	0
2012*	10.000000	10.144213	1.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.332770	13.33%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.577864	10.319394	-2.44%	0
2012	9.455247	10.577864	11.87%	0
2011*	10.000000	9.455247	-5.45%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.215998	9.321543	-16.89%	0
2012	10.949146	11.215998	2.44%	0
2011	12.151742	10.949146	-9.90%	0
2010*	10.000000	12.151742	21.52%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.485274	11.310154	-9.41%	0
2012	10.879845	12.485274	14.76%	0
2011	10.510965	10.879845	3.51%	0
2010*	10.000000	10.510965	5.11%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.699902	10.652810	-8.95%	0
2012	11.409879	11.699902	2.54%	0
2011	10.798772	11.409879	5.66%	0
2010*	10.000000	10.798772	7.99%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.772325	10.489391	-10.90%	0
2012	11.305357	11.772325	4.13%	0
2011	10.795487	11.305357	4.72%	0
2010*	10.000000	10.795487	7.95%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.757915	12.103140	2.94%	0
2012	10.566529	11.757915	11.28%	0
2011	10.502631	10.566529	0.61%	0
2010*	10.000000	10.502631	5.03%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.036962	9.758314	-2.78%	0
2012	9.740228	10.036962	3.05%	0
2011*	10.000000	9.740228	-2.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.584565	10.087015	-4.70%	0
2012	9.919841	10.584565	6.70%	0
2011*	10.000000	9.919841	-0.80%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.915170	-0.85%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	8.997579	8.576001	-4.69%	0
2012	8.269449	8.997579	8.81%	0
2011	11.109019	8.269449	-25.56%	0
2010*	10.000000	11.109019	11.09%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.550330	12.584599	8.95%	0
2012	10.245334	11.550330	12.74%	0
2011	10.730617	10.245334	-4.52%	0
2010*	10.000000	10.730617	7.31%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.022729	12.889981	7.21%	0
2012	10.810988	12.022729	11.21%	0
2011	10.796842	10.810988	0.13%	0
2010*	10.000000	10.796842	7.97%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.827187	9.890046	12.04%	0
2012	7.844624	8.827187	12.53%	0
2011	11.026459	7.844624	-28.86%	0
2010*	10.000000	11.026459	10.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.617075	12.507434	30.05%	0
2012	7.397975	9.617075	30.00%	0
2011*	10.000000	7.397975	-26.02%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.091611	9.338739	15.41%	0
2012	7.654319	8.091611	5.71%	0
2011*	10.000000	7.654319	-23.46%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.422399	4.596814	-28.43%	0
2012	7.902488	6.422399	-18.73%	0
2011	8.899490	7.902488	-11.20%	0
2010*	10.000000	8.899490	-11.01%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.716435	20.871144	64.13%	0
2012	9.274418	12.716435	37.11%	0
2011*	10.000000	9.274418	-7.26%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.122470	14.064239	26.45%	0
2012	10.022189	11.122470	10.98%	0
2011	10.283817	10.022189	-2.54%	0
2010*	10.000000	10.283817	2.84%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.590086	13.256428	25.18%	0
2012	9.803242	10.590086	8.03%	0
2011*	10.000000	9.803242	-1.97%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.369271	15.496826	36.30%	0
2012	9.555596	11.369271	18.98%	0
2011*	10.000000	9.555596	-4.44%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	8.874090	8.092296	-8.81%	0
2012	8.545442	8.874090	3.85%	0
2011	10.920598	8.545442	-21.75%	0
2010*	10.000000	10.920598	9.21%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.601305	12.566254	18.53%	0
2012	9.330765	10.601305	13.62%	0
2011	10.508303	9.330765	-11.21%	0
2010*	10.000000	10.508303	5.08%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	9.972777	12.836089	28.71%	0
2012	8.205078	9.972777	21.54%	0
2011*	10.000000	8.205078	-17.95%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	10.892647	14.835374	36.20%	0
2012	9.521091	10.892647	14.41%	0
2011*	10.000000	9.521091	-4.79%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.770302	13.157317	34.67%	0
2012	8.658482	9.770302	12.84%	0
2011*	10.000000	8.658482	-13.42%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.157559	11.828149	16.45%	0
2012	8.991302	10.157559	12.97%	0
2011	10.770790	8.991302	-16.52%	0
2010*	10.000000	10.770790	7.71%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.787749	14.470627	47.84%	0
2012	8.386833	9.787749	16.70%	0
2011*	10.000000	8.386833	-16.13%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.417156	12.159286	44.46%	0
2012	7.025572	8.417156	19.81%	0
2011	8.849932	7.025572	-20.61%	0
2010*	10.000000	8.849932	-11.50%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	11.965860	15.657605	30.85%	0
2012	10.564769	11.965860	13.26%	0
2011	10.685102	10.564769	-1.13%	0
2010*	10.000000	10.685102	6.85%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	10.967969	13.261183	20.91%	0
2012	10.938750	10.967969	0.27%	0
2011	10.977827	10.938750	-0.36%	0
2010*	10.000000	10.977827	9.78%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.234783	14.411118	28.27%	0
2012	10.307498	11.234783	9.00%	0
2011*	10.000000	10.307498	3.07%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.839291	4.135720	-39.53%	0
2012	8.213558	6.839291	-16.73%	0
2011*	10.000000	8.213558	-17.86%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.501510	10.243120	-2.46%	0
2012	9.197429	10.501510	14.18%	0
2011*	10.000000	9.197429	-8.03%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.822421	5.473825	13.51%	0
2012	5.317814	4.822421	-9.32%	0
2011	8.731148	5.317814	-39.09%	0
2010*	10.000000	8.731148	-12.69%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.158821	10.612507	30.07%	0
2012	8.737203	8.158821	-6.62%	0
2011*	10.000000	8.737203	-12.63%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.551695	7.342194	-2.77%	0
2012	8.912454	7.551695	-15.27%	0
2011	8.263983	8.912454	7.85%	0
2010*	10.000000	8.263983	-17.36%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.535181	5.030575	-23.02%	0
2012	8.399778	6.535181	-22.20%	0
2011	8.466295	8.399778	-0.79%	0
2010*	10.000000	8.466295	-15.34%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	5.937858	4.084913	-31.21%	0
2012	7.504244	5.937858	-20.87%	0
2011	8.601251	7.504244	-12.75%	0
2010*	10.000000	8.601251	-13.99%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2013	9.886851	12.062117	22.00%	0
2012	9.198036	9.886851	7.49%	0
2011*	10.000000	9.198036	-8.02%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.716383	11.703557	9.21%	0
2012	9.438362	10.716383	13.54%	0
2011*	10.000000	9.438362	-5.62%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.375224	11.331402	-21.17%	0
2012	14.610229	14.375224	-1.61%	0
2011	10.446203	14.610229	39.86%	0
2010*	10.000000	10.446203	4.46%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.165852	24.717071	74.48%	0
2012	10.868623	14.165852	30.34%	0
2011	11.287275	10.868623	-3.71%	0
2010*	10.000000	11.287275	12.87%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.503782	1.753751	-49.95%	0
2012	5.551164	3.503782	-36.88%	0
2011	7.319396	5.551164	-24.16%	0
2010*	10.000000	7.319396	-26.81%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.465945	11.556895	10.42%	0
2012	10.725330	10.465945	-2.42%	0
2011*	10.000000	10.725330	7.25%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	4.131617	5.201347	25.89%	0
2012	3.413348	4.131617	21.04%	0
2011	4.503805	3.413348	-24.21%	0
2010	4.088515	4.503805	10.16%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	12.671535	12.502639	-1.33%	0
2012	11.744465	12.671535	7.89%	0
2011	14.425828	11.744465	-18.59%	0
2010	11.685875	14.425828	23.45%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	13.959294	20.977209	50.27%	0
2012	10.534636	13.959294	32.51%	0
2011	9.774454	10.534636	7.78%	0
2010	9.060469	9.774454	7.88%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	5.455091	5.145252	-5.68%	119
2012	5.678151	5.455091	-3.93%	137
2011	6.241077	5.678151	-9.02%	155
2010	5.928253	6.241077	5.28%	175
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	14.259577	17.822014	24.98%	0
2012	13.419527	14.259577	6.26%	0
2011	12.103950	13.419527	10.87%	0
2010	10.590225	12.103950	14.29%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	9.197894	14.583680	58.55%	0
2012	8.057620	9.197894	14.15%	0
2011	7.579202	8.057620	6.31%	0
2010	6.242515	7.579202	21.41%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	5.910521	7.778913	31.61%	0
2012	6.002532	5.910521	-1.53%	0
2011	7.375451	6.002532	-18.61%	0
2010	6.908232	7.375451	6.76%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	10.326627	12.425020	20.32%	0
2012	10.348879	10.326627	-0.22%	0
2011	11.278830	10.348879	-8.25%	0
2010	9.721472	11.278830	16.02%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	9.505278	11.475765	20.73%	0
2012	9.715447	9.505278	-2.16%	0
2011	10.990678	9.715447	-11.60%	0
2010	8.947458	10.990678	22.84%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	6.509000	7.858629	20.73%	0
2012	5.490462	6.509000	18.55%	0
2011	6.638950	5.490462	-17.30%	0
2010	7.635348	6.638950	-13.05%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	5.668470	7.046140	24.30%	0
2012	4.741556	5.668470	19.55%	0
2011	5.718976	4.741556	-17.09%	0
2010	5.131439	5.718976	11.45%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	14.392814	11.465703	-20.34%	306
2012	14.339516	14.392814	0.37%	351
2011	10.399562	14.339516	37.89%	399
2010	9.692483	10.399562	7.30%	449
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	11.104304	15.346238	38.20%	0
2012	9.726079	11.104304	14.17%	0
2011	9.533143	9.726079	2.02%	0
2010	9.162292	9.533143	4.05%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	11.449297	16.873527	47.38%	0
2012	9.846614	11.449297	16.28%	0
2011	11.471631	9.846614	-14.17%	0
2010	9.746843	11.471631	17.70%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	2.239373	1.224475	-45.32%	0
2012	2.963701	2.239373	-24.44%	0
2011	4.170142	2.963701	-28.93%	0
2010	6.139034	4.170142	-32.07%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	4.043851	4.542167	12.32%	0
2012	4.424030	4.043851	-8.59%	0
2011	6.526130	4.424030	-32.21%	0
2010	7.680819	6.526130	-15.03%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	4.055464	2.862386	-29.42%	0
2012	5.097929	4.055464	-20.45%	0
2011	5.645027	5.097929	-9.69%	0
2010	7.753892	5.645027	-27.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	3.791554	2.621387	-30.86%	0
2012	4.782900	3.791554	-20.73%	0
2011	5.457694	4.782900	-12.36%	0
2010	7.113581	5.457694	-23.28%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.846422	2.591972	-32.61%	0
2012	4.822990	3.846422	-20.25%	0
2011	5.356714	4.822990	-9.96%	0
2010	7.595357	5.356714	-29.47%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	5.078567	3.636674	-28.39%	0
2012	6.277894	5.078567	-19.10%	0
2011	7.082257	6.277894	-11.36%	0
2010	8.752026	7.082257	-19.08%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	6.540598	9.943265	52.02%	0
2012	5.588619	6.540598	17.03%	0
2011	8.071152	5.588619	-30.76%	0
2010	7.156558	8.071152	12.78%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	10.663519	14.799021	38.78%	0
2012	9.020047	10.663519	18.22%	0
2011	9.034134	9.020047	-0.16%	0
2010	7.112109	9.034134	27.02%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	9.704800	14.208447	46.41%	0
2012	8.010433	9.704800	21.15%	0
2011	8.895090	8.010433	-9.95%	0
2010	6.635688	8.895090	34.05%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	11.927653	20.948199	75.63%	0
2012	9.126057	11.927653	30.70%	0
2011	9.428105	9.126057	-3.20%	0
2010	7.066735	9.428105	33.42%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	12.839778	16.844405	31.19%	664
2012	11.284040	12.839778	13.79%	761
2011	11.332834	11.284040	-0.43%	864
2010	9.814844	11.332834	15.47%	974
Rydex Variable Trust - Nova Fund - Q/NQ
2013	8.627641	12.526873	45.19%	987
2012	7.242682	8.627641	19.12%	1,130
2011	7.519636	7.242682	-3.68%	1,284
2010	6.431975	7.519636	16.91%	1,446
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	10.207403	5.360980	-47.48%	0
2012	10.922776	10.207403	-6.55%	0
2011	14.778297	10.922776	-26.09%	0
2010	10.982743	14.778297	34.56%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	9.031930	9.148757	1.29%	0
2012	7.832022	9.031930	15.32%	0
2011	7.858546	7.832022	-0.34%	0
2010	6.458096	7.858546	21.69%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	11.620651	15.378442	32.34%	0
2012	10.212613	11.620651	13.79%	0
2011	9.951955	10.212613	2.62%	0
2010	8.160644	9.951955	21.95%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	8.063169	12.459446	54.52%	0
2012	6.776753	8.063169	18.98%	0
2011	7.918789	6.776753	-14.42%	0
2010	5.894750	7.918789	34.34%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	7.184740	11.812736	64.41%	0
2012	5.698450	7.184740	26.08%	0
2011	6.087704	5.698450	-6.39%	0
2010	4.978810	6.087704	22.27%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	11.217420	15.448305	37.72%	0
2012	10.159397	11.217420	10.41%	0
2011	10.539405	10.159397	-3.61%	0
2010	8.649722	10.539405	21.85%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	9.909884	14.028628	41.56%	0
2012	8.320298	9.909884	19.10%	0
2011	8.817028	8.320298	-5.63%	0
2010	7.519760	8.817028	17.25%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	13.726611	17.931659	30.63%	0
2012	12.138006	13.726611	13.09%	0
2011	12.537480	12.138006	-3.19%	0
2010	9.703749	12.537480	29.20%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	10.057706	13.310714	32.34%	0
2012	8.822708	10.057706	14.00%	0
2011	9.750427	8.822708	-9.51%	0
2010	8.328737	9.750427	17.07%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	10.894235	15.001931	37.71%	0
2012	10.107720	10.894235	7.78%	0
2011	10.019442	10.107720	0.88%	0
2010	8.198863	10.019442	22.21%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	9.118833	12.692386	39.19%	0
2012	7.773696	9.118833	17.30%	0
2011	8.808660	7.773696	-11.75%	0
2010	7.225395	8.808660	21.91%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.130969	4.851673	-5.44%	0
2012	5.618539	5.130969	-8.68%	0
2011	6.021715	5.618539	-6.70%	0
2010	6.470874	6.021715	-6.94%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	9.060668	11.954927	31.94%	0
2012	8.303260	9.060668	9.12%	0
2011	9.383392	8.303260	-11.51%	0
2010	8.594477	9.383392	9.18%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.240800	8.288495	14.47%	0
2012	7.086363	7.240800	2.18%	0
2011	8.494979	7.086363	-16.58%	0
2010	7.612446	8.494979	11.59%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	8.830276	12.962994	46.80%	0
2012	7.706700	8.830276	14.58%	0
2011	8.897374	7.706700	-13.38%	0
2010	7.354983	8.897374	20.97%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.176140	12.375261	10.73%	0
2012	11.342568	11.176140	-1.47%	0
2011	10.008411	11.342568	13.33%	0
2010	9.608865	10.008411	4.16%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.764267	9.247386	-5.29%	0
2012	9.942688	9.764267	-1.79%	0
2011	10.592559	9.942688	-6.14%	0
2010	11.515584	10.592559	-8.02%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.036666	0.37%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.749493	10.447208	-11.08%	0
2012	10.229074	11.749493	14.86%	0
2011*	10.000000	10.229074	2.29%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.414512	10.416231	0.02%	0
2012	8.224712	10.414512	26.62%	0
2011*	10.000000	8.224712	-17.75%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.763981	11.013997	12.80%	0
2012	8.812988	9.763981	10.79%	0
2011*	10.000000	8.812988	-11.87%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.685738	8.278717	7.72%	0
2012	7.629066	7.685738	0.74%	0
2011*	10.000000	7.629066	-23.71%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.407579	9.630628	2.37%	0
2012	9.527521	9.407579	-1.26%	0
2011*	10.000000	9.527521	-4.72%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	9.933963	11.244493	13.19%	0
2012	9.001059	9.933963	10.36%	0
2011*	10.000000	9.001059	-9.99%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.349497	3.49%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.020568	9.818743	-10.91%	0
2012	10.542625	11.020568	4.53%	0
2011*	10.000000	10.542625	5.43%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	9.836113	13.005775	32.22%	0
2012	8.806121	9.836113	11.70%	0
2011	8.772492	8.806121	0.38%	0
2010	7.894295	8.772492	11.12%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	10.501251	13.466596	28.24%	0
2012	9.415416	10.501251	11.53%	0
2011	9.574074	9.415416	-1.66%	0
2010	8.670638	9.574074	10.42%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.381807	13.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.567989	11.771100	11.38%	0
2012	9.872381	10.567989	7.05%	0
2011	10.523654	9.872381	-6.19%	0
2010*	10.000000	10.523654	5.24%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.511617	8.308447	-12.65%	0
2012	9.980294	9.511617	-4.70%	0
2011	11.736212	9.980294	-14.96%	0
2010*	10.000000	11.736212	17.36%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.395071	10.519012	1.19%	0
2012*	10.000000	10.395071	3.95%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.848145	11.057841	12.28%	0
2012	9.013953	9.848145	9.25%	0
2011*	10.000000	9.013953	-9.86%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	9.781633	12.169125	24.41%	0
2012	8.584463	9.781633	13.95%	0
2011	8.755984	8.584463	-1.96%	0
2010	7.827563	8.755984	11.86%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	10.473536	13.863663	32.37%	0
2012	9.404445	10.473536	11.37%	0
2011	9.662031	9.404445	-2.67%	0
2010	8.012976	9.662031	20.58%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.483744	10.804749	3.06%	0
2012*	10.000000	10.483744	4.84%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.110929	13.387825	20.49%	0
2012	9.896649	11.110929	12.27%	0
2011	10.324731	9.896649	-4.15%	0
2010*	10.000000	10.324731	3.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.452352	4.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.322672	13.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.246737	2.47%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.328762	11.209868	20.16%	0
2012	8.428079	9.328762	10.69%	0
2011	9.338888	8.428079	-9.75%	0
2010	8.331844	9.338888	12.09%	0
2009	6.139337	8.331844	35.71%	0
2008	11.082001	6.139337	-44.60%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.511430	10.200681	7.25%	0
2012	8.819526	9.511430	7.85%	0
2011	9.084237	8.819526	-2.91%	0
2010	8.407701	9.084237	8.05%	0
2009	7.045526	8.407701	19.33%	0
2008	10.350229	7.045526	-31.93%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	8.987665	10.389925	15.60%	0
2012	8.213127	8.987665	9.43%	0
2011	8.807073	8.213127	-6.74%	0
2010	7.953070	8.807073	10.74%	0
2009	6.016109	7.953070	32.20%	0
2008	10.680644	6.016109	-43.67%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.555845	6.547344	-0.13%	0
2012	7.584670	6.555845	-13.56%	0
2011	8.526295	7.584670	-11.04%	0
2010	9.079404	8.526295	-6.09%	0
2009	9.716574	9.079404	-6.56%	0
2008*	10.000000	9.716574	-2.83%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	8.859763	10.130795	14.35%	0
2012	8.715359	8.859763	1.66%	0
2011	9.580863	8.715359	-9.03%	0
2010	8.849542	9.580863	8.26%	0
2009	7.141265	8.849542	23.92%	0
2008	12.378636	7.141265	-42.31%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	7.970441	7.887509	-1.04%	0
2012	8.009749	7.970441	-0.49%	0
2011	7.958155	8.009749	0.65%	0
2010	7.698778	7.958155	3.37%	0
2009	8.176939	7.698778	-5.85%	0
2008	10.334370	8.176939	-20.88%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.069696	0.70%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.042863	0.43%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.987849	-0.12%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	10.842461	13.208002	21.82%	0
2012	9.346044	10.842461	16.01%	0
2011	10.345517	9.346044	-9.66%	0
2010*	10.000000	10.345517	3.46%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.752610	-2.47%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.926066	-0.74%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	9.980185	10.545701	5.67%	0
2012	9.383235	9.980185	6.36%	0
2011*	10.000000	9.383235	-6.17%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.705856	17.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.410468	12.494541	20.02%	0
2012	9.241975	10.410468	12.64%	0
2011*	10.000000	9.241975	-7.58%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.656765	16.57%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.394415	13.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	10.970777	13.828222	26.05%	0
2012	9.702767	10.970777	13.07%	0
2011	10.645449	9.702767	-8.86%	0
2010*	10.000000	10.645449	6.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.774778	12.026756	11.62%	0
2012	9.966392	10.774778	8.11%	0
2011	10.376675	9.966392	-3.95%	0
2010*	10.000000	10.376675	3.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.912768	12.880740	18.03%	0
2012	9.864690	10.912768	10.62%	0
2011	10.494508	9.864690	-6.00%	0
2010*	10.000000	10.494508	4.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.531534	10.758193	2.15%	0
2012	10.064237	10.531534	4.64%	0
2011	10.193709	10.064237	-1.27%	0
2010*	10.000000	10.193709	1.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.262028	2.62%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.333919	3.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.847081	12.439836	14.68%	0
2012	9.916380	10.847081	9.39%	0
2011	10.429018	9.916380	-4.92%	0
2010*	10.000000	10.429018	4.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.931080	13.224930	20.98%	0
2012	9.799913	10.931080	11.54%	0
2011	10.559465	9.799913	-7.19%	0
2010*	10.000000	10.559465	5.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.727697	11.617149	8.29%	0
2012	10.014573	10.727697	7.12%	0
2011	10.314462	10.014573	-2.91%	0
2010*	10.000000	10.314462	3.14%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.603001	10.110517	-4.64%	0
2012	10.168546	10.603001	4.27%	0
2011*	10.000000	10.168546	1.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.241281	2.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.306003	3.06%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.212343	8.968221	-2.65%	0
2012	9.463808	9.212343	-2.66%	0
2011	9.720701	9.463808	-2.64%	0
2010	9.985295	9.720701	-2.65%	0
2009*	10.000000	9.985295	-0.15%	8,859
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.491543	-5.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	10.934583	12.888588	17.87%	0
2012	9.723733	10.934583	12.45%	0
2011	11.051573	9.723733	-12.01%	0
2010*	10.000000	11.051573	10.52%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.371593	14.880167	30.85%	0
2012	10.058380	11.371593	13.06%	0
2011	10.676742	10.058380	-5.79%	0
2010*	10.000000	10.676742	6.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.651218	14.001154	31.45%	0
2012	9.304946	10.651218	14.47%	0
2011	10.177888	9.304946	-8.58%	0
2010*	10.000000	10.177888	1.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.554845	15.591539	34.94%	0
2012	10.353856	11.554845	11.60%	0
2011	11.130595	10.353856	-6.98%	0
2010*	10.000000	11.130595	11.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.511042	15.204277	32.08%	0
2012	10.163771	11.511042	13.26%	0
2011	10.688018	10.163771	-4.90%	0
2010*	10.000000	10.688018	6.88%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.235157	-7.65%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.941713	9.688451	-2.55%	0
2012	9.865429	9.941713	0.77%	0
2011*	10.000000	9.865429	-1.35%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.114514	1.15%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.576484	-4.24%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.556532	9.667728	1.16%	0
2012*	10.000000	9.556532	-4.43%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.138437	10.324040	1.83%	0
2012*	10.000000	10.138437	1.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.325006	13.25%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.559807	10.291193	-2.54%	0
2012	9.448810	10.559807	11.76%	0
2011*	10.000000	9.448810	-5.51%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.185385	9.286561	-16.98%	0
2012	10.930502	11.185385	2.33%	0
2011	12.143481	10.930502	-9.99%	0
2010*	10.000000	12.143481	21.43%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.451199	11.267716	-9.50%	0
2012	10.861318	12.451199	14.64%	0
2011	10.503811	10.861318	3.40%	0
2010*	10.000000	10.503811	5.04%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.667855	10.612738	-9.04%	0
2012	11.390348	11.667855	2.44%	0
2011	10.791333	11.390348	5.55%	0
2010*	10.000000	10.791333	7.91%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.740202	10.450028	-10.99%	0
2012	11.286116	11.740202	4.02%	0
2011	10.788145	11.286116	4.62%	0
2010*	10.000000	10.788145	7.88%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.725817	12.057726	2.83%	0
2012	10.548528	11.725817	11.16%	0
2011	10.495486	10.548528	0.51%	0
2010*	10.000000	10.495486	4.95%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.019725	9.731546	-2.88%	0
2012	9.733519	10.019725	2.94%	0
2011*	10.000000	9.733519	-2.66%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.566487	10.059453	-4.80%	0
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.913777	-0.86%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	8.973006	8.543810	-4.78%	0
2012	8.255358	8.973006	8.69%	0
2011	11.101467	8.255358	-25.64%	0
2010*	10.000000	11.101467	11.01%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.518694	12.537253	8.84%	0
2012	10.227800	11.518694	12.62%	0
2011	10.723229	10.227800	-4.62%	0
2010*	10.000000	10.723229	7.23%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	11.989900	12.841593	7.10%	0
2012	10.792567	11.989900	11.09%	0
2011	10.789489	10.792567	0.03%	0
2010*	10.000000	10.789489	7.89%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.803074	9.852907	11.93%	0
2012	7.831249	8.803074	12.41%	0
2011	11.018959	7.831249	-28.93%	0
2010*	10.000000	11.018959	10.19%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.600615	12.473228	29.92%	0
2012	7.392919	9.600615	29.86%	0
2011*	10.000000	7.392919	-26.07%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.077769	9.313207	15.29%	0
2012	7.649091	8.077769	5.60%	0
2011*	10.000000	7.649091	-23.51%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.404859	4.579540	-28.50%	0
2012	7.889030	6.404859	-18.81%	0
2011	8.893427	7.889030	-11.29%	0
2010*	10.000000	8.893427	-11.07%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.694705	20.814132	63.96%	0
2012	9.268099	12.694705	36.97%	0
2011*	10.000000	9.268099	-7.32%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.092082	14.011438	26.32%	0
2012	10.005105	11.092082	10.86%	0
2011	10.276808	10.005105	-2.64%	0
2010*	10.000000	10.276808	2.77%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.571992	13.220209	25.05%	0
2012	9.796572	10.571992	7.92%	0
2011*	10.000000	9.796572	-2.03%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.349822	15.454451	36.16%	0
2012	9.549082	11.349822	18.86%	0
2011*	10.000000	9.549082	-4.51%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	8.849856	8.061900	-8.90%	0
2012	8.530885	8.849856	3.74%	0
2011	10.913177	8.530885	-21.83%	0
2010*	10.000000	10.913177	9.13%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.572338	12.519061	18.41%	0
2012	9.314849	10.572338	13.50%	0
2011	10.501146	9.314849	-11.30%	0
2010*	10.000000	10.501146	5.01%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	9.955724	12.800991	28.58%	0
2012	8.199476	9.955724	21.42%	0
2011*	10.000000	8.199476	-18.01%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	10.874033	14.794853	36.06%	0
2012	9.514608	10.874033	14.29%	0
2011*	10.000000	9.514608	-4.85%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.753584	13.121337	34.53%	0
2012	8.652578	9.753584	12.72%	0
2011*	10.000000	8.652578	-13.47%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.129822	11.783749	16.33%	0
2012	8.975964	10.129822	12.85%	0
2011	10.763462	8.975964	-16.61%	0
2010*	10.000000	10.763462	7.63%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.771007	14.431071	47.69%	0
2012	8.381112	9.771007	16.58%	0
2011*	10.000000	8.381112	-16.19%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2013	8.394144	12.113617	44.31%	0
2012	7.013587	8.394144	19.68%	0
2011	8.843910	7.013587	-20.70%	0
2010*	10.000000	8.843910	-11.56%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	11.933205	15.598855	30.72%	0
2012	10.546780	11.933205	13.15%	0
2011	10.677836	10.546780	-1.23%	0
2010*	10.000000	10.677836	6.78%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	10.938012	13.211409	20.78%	0
2012	10.920108	10.938012	0.16%	0
2011	10.970345	10.920108	-0.46%	0
2010*	10.000000	10.970345	9.70%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.215579	14.371729	28.14%	0
2012	10.300482	11.215579	8.88%	0
2011*	10.000000	10.300482	3.00%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.827596	4.124405	-39.59%	0
2012	8.207966	6.827596	-16.82%	0
2011*	10.000000	8.207966	-17.92%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.483559	10.215109	-2.56%	0
2012	9.191150	10.483559	14.06%	0
2011*	10.000000	9.191150	-8.09%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.809232	5.453259	13.39%	0
2012	5.308734	4.809232	-9.41%	0
2011	8.725199	5.308734	-39.16%	0
2010*	10.000000	8.725199	-12.75%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.144857	10.583475	29.94%	0
2012	8.731250	8.144857	-6.72%	0
2011*	10.000000	8.731250	-12.69%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.531064	7.314628	-2.87%	0
2012	8.897266	7.531064	-15.36%	0
2011	8.258344	8.897266	7.74%	0
2010*	10.000000	8.258344	-17.42%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2013	6.517335	5.011686	-23.10%	0
2012	8.385479	6.517335	-22.28%	0
2011	8.460528	8.385479	-0.89%	0
2010*	10.000000	8.460528	-15.39%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	5.921625	4.069550	-31.28%	0
2012	7.491449	5.921625	-20.95%	0
2011	8.595387	7.491449	-12.84%	0
2010*	10.000000	8.595387	-14.05%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	9.869959	12.029154	21.88%	0
2012	9.191772	9.869959	7.38%	0
2011*	10.000000	9.191772	-8.08%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.698075	11.671564	9.10%	0
2012	9.431935	10.698075	13.42%	0
2011*	10.000000	9.431935	-5.68%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.335963	11.288859	-21.25%	0
2012	14.585333	14.335963	-1.71%	0
2011	10.439092	14.585333	39.72%	0
2010*	10.000000	10.439092	4.39%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.127214	24.624421	74.30%	0
2012	10.850123	14.127214	30.20%	0
2011	11.279604	10.850123	-3.81%	0
2010*	10.000000	11.279604	12.80%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.494215	1.747168	-50.00%	0
2012	5.541701	3.494215	-36.95%	0
2011	7.314403	5.541701	-24.24%	0
2010*	10.000000	7.314403	-26.86%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.448067	11.525312	10.31%	0
2012	10.718032	10.448067	-2.52%	0
2011*	10.000000	10.718032	7.18%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2013	4.102522	5.159413	25.76%	0
2012	3.392803	4.102522	20.92%	0
2011	4.481297	3.392803	-24.29%	0
2010	4.072260	4.481297	10.04%	0
2009	4.332078	4.072260	-6.00%	0
2008	7.564411	4.332078	-42.73%	3,408
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	12.582421	12.401969	-1.43%	0
2012	11.673882	12.582421	7.78%	0
2011	14.353842	11.673882	-18.67%	0
2010	11.639493	14.353842	23.32%	0
2009	7.691133	11.639493	51.34%	4,484
2008	14.470445	7.691133	-46.85%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	13.861222	20.808471	50.12%	0
2012	10.471388	13.861222	32.37%	0
2011	9.725723	10.471388	7.67%	0
2010	9.024549	9.725723	7.77%	0
2009	7.833542	9.024549	15.20%	0
2008	9.121178	7.833542	-14.12%	3,396
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	5.416718	5.103804	-5.78%	0
2012	5.644018	5.416718	-4.03%	0
2011	6.209924	5.644018	-9.11%	0
2010	5.904709	6.209924	5.17%	0
2009	5.436954	5.904709	8.60%	0
2008	10.956813	5.436954	-50.38%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	14.159396	17.678650	24.85%	0
2012	13.338967	14.159396	6.15%	0
2011	12.043611	13.338967	10.76%	0
2010	10.548245	12.043611	14.18%	0
2009	9.096293	10.548245	15.96%	868
2008	12.197028	9.096293	-25.42%	2,471
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	9.133200	14.466272	58.39%	0
2012	8.009184	9.133200	14.03%	0
2011	7.541365	8.009184	6.20%	0
2010	6.217725	7.541365	21.29%	0
2009	4.666510	6.217725	33.24%	0
2008	12.522115	4.666510	-62.73%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	5.868941	7.716266	31.48%	0
2012	5.966450	5.868941	-1.63%	0
2011	7.338634	5.966450	-18.70%	0
2010	6.880797	7.338634	6.65%	0
2009	4.112970	6.880797	67.30%	1,581
2008	8.469358	4.112970	-51.44%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	10.254028	12.325018	20.20%	0
2012	10.286707	10.254028	-0.32%	0
2011	11.222556	10.286707	-8.34%	0
2010	9.682889	11.222556	15.90%	0
2009	7.181627	9.682889	34.83%	815
2008	13.671107	7.181627	-47.47%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	9.438411	11.383338	20.61%	0
2012	9.657049	9.438411	-2.26%	0
2011	10.935815	9.657049	-11.69%	0
2010	8.911934	10.935815	22.71%	0
2009	5.636362	8.911934	58.12%	1,172
2008	13.657263	5.636362	-58.73%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	6.463225	7.795363	20.61%	0
2012	5.457463	6.463225	18.43%	0
2011	6.605825	5.457463	-17.38%	0
2010	7.605054	6.605825	-13.14%	0
2009	5.759009	7.605054	32.05%	3,678
2008	13.106698	5.759009	-56.06%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	5.628575	6.989366	24.18%	0
2012	4.713037	5.628575	19.43%	0
2011	5.690413	4.713037	-17.18%	0
2010	5.111043	5.690413	11.34%	0
2009	4.386888	5.111043	16.51%	2,067
2008	8.674382	4.386888	-49.43%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	14.290989	11.372912	-20.42%	0
2012	14.252732	14.290989	0.27%	0
2011	10.347215	14.252732	37.74%	0
2010	9.653604	10.347215	7.18%	0
2009	14.485352	9.653604	-33.36%	0
2008	10.274241	14.485352	40.99%	2,174

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	11.026242	15.222734	38.06%	0
2012	9.667649	11.026242	14.05%	0
2011	9.485582	9.667649	1.92%	0
2010	9.125946	9.485582	3.94%	0
2009	7.520641	9.125946	21.35%	1,005
2008	10.281461	7.520641	-26.85%	2,894
Rydex Variable Trust - Internet Fund - Q/NQ
2013	11.368776	16.737685	47.23%	0
2012	9.787436	11.368776	16.16%	0
2011	11.414372	9.787436	-14.25%	0
2010	9.708158	11.414372	17.58%	0
2009	6.012689	9.708158	61.46%	5,764
2008	11.205293	6.012689	-46.34%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	2.223615	1.214611	-45.38%	0
2012	2.945902	2.223615	-24.52%	0
2011	4.149330	2.945902	-29.00%	0
2010	6.114688	4.149330	-32.14%	0
2009	11.348726	6.114688	-46.12%	0
2008	7.247869	11.348726	56.58%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	4.015399	4.505582	12.21%	0
2012	4.397438	4.015399	-8.69%	0
2011	6.493569	4.397438	-32.28%	0
2010	7.650353	6.493569	-15.12%	0
2009	6.581108	7.650353	16.25%	0
2008	9.686986	6.581108	-32.06%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	4.026962	2.839350	-29.49%	0
2012	5.067321	4.026962	-20.53%	0
2011	5.616876	5.067321	-9.78%	0
2010	7.723155	5.616876	-27.27%	0
2009	12.257991	7.723155	-36.99%	0
2008	9.367156	12.257991	30.86%	938
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	3.764900	2.600285	-30.93%	0
2012	4.754165	3.764900	-20.81%	0
2011	5.430468	4.754165	-12.45%	0
2010	7.085381	5.430468	-23.36%	0
2009	12.146735	7.085381	-41.67%	0
2008	8.428992	12.146735	44.11%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.819381	2.571105	-32.68%	0
2012	4.794030	3.819381	-20.33%	0
2011	5.330002	4.794030	-10.06%	0
2010	7.565263	5.330002	-29.55%	0
2009	11.574445	7.565263	-34.64%	0
2008	9.534813	11.574445	21.39%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	5.042871	3.607405	-28.47%	0
2012	6.240193	5.042871	-19.19%	0
2011	7.046938	6.240193	-11.45%	0
2010	8.717338	7.046938	-19.16%	0
2009	12.359975	8.717338	-29.47%	0
2008	9.117682	12.359975	35.56%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	6.494629	9.863261	51.87%	0
2012	5.555061	6.494629	16.91%	0
2011	8.030936	5.555061	-30.83%	0
2010	7.128194	8.030936	12.66%	0
2009	5.920640	7.128194	20.40%	0
2008	9.074218	5.920640	-34.75%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	10.588522	14.679877	38.64%	0
2012	8.965828	10.588522	18.10%	0
2011	8.989036	8.965828	-0.26%	0
2010	7.083874	8.989036	26.89%	0
2009	5.322183	7.083874	33.10%	1,467
2008	10.740249	5.322183	-50.45%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	9.636494	14.093984	46.26%	0
2012	7.962247	9.636494	21.03%	0
2011	8.850667	7.962247	-10.04%	0
2010	6.609313	8.850667	33.91%	0
2009	4.455070	6.609313	48.35%	0
2008	10.133728	4.455070	-56.04%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	11.843773	20.779585	75.45%	0
2012	9.071207	11.843773	30.56%	0
2011	9.381044	9.071207	-3.30%	0
2010	7.038673	9.381044	33.28%	0
2009	3.319531	7.038673	112.04%	0
2008	12.446471	3.319531	-73.33%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	12.749571	16.708919	31.05%	0
2012	11.216293	12.749571	13.67%	0
2011	11.276328	11.216293	-0.53%	0
2010	9.775923	11.276328	15.35%	0
2009	6.606480	9.775923	47.97%	0
2008	11.683965	6.606480	-43.46%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	8.566970	12.426022	45.05%	0
2012	7.199154	8.566970	19.00%	0
2011	7.482109	7.199154	-3.78%	0
2010	6.406448	7.482109	16.79%	0
2009	4.856482	6.406448	31.92%	0
2008	10.959173	4.856482	-55.69%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	10.135572	5.317783	-47.53%	0
2012	10.857084	10.135572	-6.65%	0
2011	14.704506	10.857084	-26.16%	0
2010	10.939122	14.704506	34.42%	0
2009	7.529653	10.939122	45.28%	3,705
2008	12.590814	7.529653	-40.20%	1,615
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	8.968422	9.075102	1.19%	0
2012	7.784959	8.968422	15.20%	0
2011	7.819323	7.784959	-0.44%	0
2010	6.432454	7.819323	21.56%	0
2009	5.274963	6.432454	21.94%	1,641
2008	9.285947	5.274963	-43.19%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	11.538993	15.254709	32.20%	0
2012	10.151281	11.538993	13.67%	0
2011	9.902318	10.151281	2.51%	0
2010	8.128277	9.902318	21.83%	0
2009	5.789170	8.128277	40.40%	1,124
2008	8.869285	5.789170	-34.73%	3,262
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	8.006431	12.359089	54.36%	0
2012	6.735997	8.006431	18.86%	0
2011	7.879254	6.735997	-14.51%	0
2010	5.871325	7.879254	34.20%	0
2009	4.524175	5.871325	29.78%	0
2008	9.556858	4.524175	-52.66%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	7.134208	11.717647	64.25%	0
2012	5.664187	7.134208	25.95%	0
2011	6.057310	5.664187	-6.49%	0
2010	4.959038	6.057310	22.15%	0
2009	3.480149	4.959038	42.49%	0
2008	11.167763	3.480149	-68.84%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	11.138564	15.323990	37.58%	0
2012	10.098376	11.138564	10.30%	0
2011	10.486835	10.098376	-3.70%	0
2010	8.615404	10.486835	21.72%	0
2009	6.010622	8.615404	43.34%	5,710
2008	10.261209	6.010622	-41.42%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	9.840192	13.915688	41.42%	0
2012	8.270294	9.840192	18.98%	0
2011	8.773021	8.270294	-5.73%	0
2010	7.489900	8.773021	17.13%	0
2009	5.086657	7.489900	47.25%	6,185
2008	10.177478	5.086657	-50.02%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	13.630077	17.787282	30.50%	0
2012	12.065050	13.630077	12.97%	0
2011	12.474901	12.065050	-3.29%	0
2010	9.665214	12.474901	29.07%	0
2009	6.331123	9.665214	52.66%	9,671
2008	10.185518	6.331123	-37.84%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	9.986967	13.203542	32.21%	0
2012	8.769682	9.986967	13.88%	0
2011	9.701782	8.769682	-9.61%	0
2010	8.295691	9.701782	16.95%	0
2009	5.488823	8.295691	51.14%	6,244
2008	10.003084	5.488823	-45.13%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	10.817634	14.881165	37.56%	0
2012	10.046990	10.817634	7.67%	0
2011	9.969461	10.046990	0.78%	0
2010	8.166325	9.969461	22.08%	0
2009	6.261582	8.166325	30.42%	258
2008	9.793424	6.261582	-36.06%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	9.054708	12.590221	39.05%	0
2012	7.726977	9.054708	17.18%	0
2011	8.764695	7.726977	-11.84%	0
2010	7.196712	8.764695	21.79%	0
2009	4.555853	7.196712	57.97%	340
2008	8.283403	4.555853	-45.00%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.094893	4.812608	-5.54%	0
2012	5.584794	5.094893	-8.77%	0
2011	5.991677	5.584794	-6.79%	0
2010	6.445210	5.991677	-7.04%	0
2009	7.866613	6.445210	-18.07%	0
2008	7.654954	7.866613	2.76%	2,016
Rydex Variable Trust - Technology Fund - Q/NQ
2013	8.996941	11.858658	31.81%	0
2012	8.253360	8.996941	9.01%	0
2011	9.336566	8.253360	-11.60%	0
2010	8.560377	9.336566	9.07%	0
2009	5.651124	8.560377	51.48%	1,252
2008	10.634755	5.651124	-46.86%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.189854	8.221728	14.35%	0
2012	7.043768	7.189854	2.07%	0
2011	8.452587	7.043768	-16.67%	0
2010	7.582225	8.452587	11.48%	0
2009	6.052553	7.582225	25.27%	0
2008	11.374693	6.052553	-46.79%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	8.768192	12.858671	46.65%	0
2012	7.660403	8.768192	14.46%	0
2011	8.852999	7.660403	-13.47%	0
2010	7.325816	8.852999	20.85%	0
2009	6.410815	7.325816	14.27%	0
2008	8.811236	6.410815	-27.24%	3,486
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	11.097582	12.275672	10.62%	0
2012	11.274453	11.097582	-1.57%	0
2011	9.958501	11.274453	13.21%	0
2010	9.570774	9.958501	4.05%	0
2009	8.639323	9.570774	10.78%	0
2008	12.601708	8.639323	-31.44%	3,261

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.695658	9.172987	-5.39%	0
2012	9.882987	9.695658	-1.90%	0
2011	10.539752	9.882987	-6.23%	0
2010	11.469949	10.539752	-8.11%	0
2009	11.052190	11.469949	3.78%	0
2008	12.936169	11.052190	-14.56%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.035256	0.35%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.729406	10.418628	-11.18%	0
2012	10.222109	11.729406	14.75%	0
2011*	10.000000	10.222109	2.22%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.396694	10.387732	-0.09%	0
2012	8.219094	10.396694	26.49%	0
2011*	10.000000	8.219094	-17.81%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.747282	10.983877	12.69%	0
2012	8.806977	9.747282	10.68%	0
2011*	10.000000	8.806977	-11.93%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.672593	8.256077	7.60%	0
2012	7.623856	7.672593	0.64%	0
2011*	10.000000	7.623856	-23.76%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.391498	9.604306	2.27%	0
2012	9.521032	9.391498	-1.36%	0
2011*	10.000000	9.521032	-4.79%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	9.899989	11.183019	12.96%	0
2012	8.988780	9.899989	10.14%	0
2011*	10.000000	8.988780	-10.11%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.346584	3.47%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	10.982893	9.765064	-11.09%	0
2012	10.528262	10.982893	4.32%	0
2011*	10.000000	10.528262	5.28%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	9.062775	11.958642	31.95%	0
2012	8.130502	9.062775	11.47%	0
2011	8.116095	8.130502	0.18%	0
2010	7.318633	8.116095	10.90%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	9.450983	12.094874	27.97%	0
2012	8.491226	9.450983	11.30%	0
2011	8.652048	8.491226	-1.86%	0
2010	7.851729	8.652048	10.19%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.366200	13.66%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.510284	11.682778	11.16%	0
2012	9.838735	10.510284	6.83%	0
2011	10.509324	9.838735	-6.38%	0
2010*	10.000000	10.509324	5.09%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.459658	8.246076	-12.83%	0
2012	9.946267	9.459658	-4.89%	0
2011	11.720241	9.946267	-15.14%	0
2010*	10.000000	11.720241	17.20%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.380833	10.483012	0.98%	0
2012*	10.000000	10.380833	3.81%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.814444	10.997366	12.05%	0
2012	9.001652	9.814444	9.03%	0
2011*	10.000000	9.001652	-9.98%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	8.841549	10.977009	24.15%	0
2012	7.775445	8.841549	13.71%	0
2011	7.947099	7.775445	-2.16%	0
2010	7.119044	7.947099	11.63%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	10.145068	13.401308	32.10%	0
2012	9.128289	10.145068	11.14%	0
2011	9.397577	9.128289	-2.87%	0
2010	7.809673	9.397577	20.33%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.469386	10.767775	2.85%	0
2012*	10.000000	10.469386	4.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.050247	13.287370	20.25%	0
2012	9.862906	11.050247	12.04%	0
2011	10.310665	9.862906	-4.34%	0
2010*	10.000000	10.310665	3.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.437993	4.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.307137	13.07%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.243850	2.44%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.212936	11.047960	19.92%	0
2012	8.340604	9.212936	10.46%	0
2011	9.260946	8.340604	-9.94%	0
2010	8.279294	9.260946	11.86%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.393346	10.053353	7.03%	0
2012	8.728020	9.393346	7.62%	0
2011	9.008456	8.728020	-3.11%	0
2010	8.354698	9.008456	7.83%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	8.883484	10.248396	15.36%	0
2012	8.134666	8.883484	9.21%	0
2011	8.740869	8.134666	-6.94%	0
2010	7.909511	8.740869	10.51%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.501431	6.479654	-0.33%	0
2012	7.537247	6.501431	-13.74%	0
2011	8.490386	7.537247	-11.23%	0
2010	9.059786	8.490386	-6.28%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	8.826102	10.071580	14.11%	0
2012	8.700163	8.826102	1.45%	0
2011	9.583826	8.700163	-9.22%	0
2010	8.870484	9.583826	8.04%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	7.795758	7.698788	-1.24%	0
2012	7.850368	7.795758	-0.70%	0
2011	7.815810	7.850368	0.44%	0
2010	7.576631	7.815810	3.16%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.055863	0.56%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.040034	0.40%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.985036	-0.15%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	10.783237	13.108893	21.57%	0
2012	9.314170	10.783237	15.77%	0
2011	10.331427	9.314170	-9.85%	0
2010*	10.000000	10.331427	3.31%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.739209	-2.61%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.912439	-0.88%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	9.946028	10.488024	5.45%	0
2012	9.370425	9.946028	6.14%	0
2011*	10.000000	9.370425	-6.30%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.689795	16.90%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.374866	12.426244	19.77%	0
2012	9.229367	10.374866	12.41%	0
2011*	10.000000	9.229367	-7.71%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.633745	16.34%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.371909	13.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	10.910853	13.724464	25.79%	0
2012	9.669678	10.910853	12.84%	0
2011	10.630958	9.669678	-9.04%	0
2010*	10.000000	10.630958	6.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.715925	11.936507	11.39%	0
2012	9.932406	10.715925	7.89%	0
2011	10.362540	9.932406	-4.15%	0
2010*	10.000000	10.362540	3.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.853155	12.784086	17.79%	0
2012	9.831051	10.853155	10.40%	0
2011	10.480203	9.831051	-6.19%	0
2010*	10.000000	10.480203	4.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.474039	10.677479	1.94%	0
2012	10.029945	10.474039	4.43%	0
2011	10.179829	10.029945	-1.47%	0
2010*	10.000000	10.179829	1.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.259137	2.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.331009	3.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.787835	12.346480	14.45%	0
2012	9.882565	10.787835	9.16%	0
2011	10.414808	9.882565	-5.11%	0
2010*	10.000000	10.414808	4.15%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.871364	13.125682	20.74%	0
2012	9.766491	10.871364	11.31%	0
2011	10.545080	9.766491	-7.38%	0
2010*	10.000000	10.545080	5.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.669107	11.529972	8.07%	26,332
2012	9.980429	10.669107	6.90%	26,332
2011	10.300405	9.980429	-3.11%	26,332
2010*	10.000000	10.300405	3.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.566747	10.055244	-4.84%	0
2012	10.154693	10.566747	4.06%	0
2011*	10.000000	10.154693	1.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.238396	2.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.303106	3.03%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.154647	8.893741	-2.85%	0
2012	9.423949	9.154647	-2.86%	0
2011	9.699636	9.423949	-2.84%	0
2010	9.984169	9.699636	-2.85%	28,796
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.478495	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	10.874836	12.791843	17.63%	0
2012	9.690560	10.874836	12.22%	0
2011	11.036524	9.690560	-12.20%	0
2010*	10.000000	11.036524	10.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.309488	14.768523	30.59%	0
2012	10.024082	11.309488	12.82%	0
2011	10.662191	10.024082	-5.98%	0
2010*	10.000000	10.662191	6.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.593035	13.896093	31.18%	0
2012	9.273206	10.593035	14.23%	0
2011	10.164014	9.273206	-8.76%	0
2010*	10.000000	10.164014	1.64%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.491721	15.474529	34.66%	0
2012	10.318545	11.491721	11.37%	0
2011	11.115437	10.318545	-7.17%	0
2010*	10.000000	11.115437	11.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.448161	15.090176	31.81%	0
2012	10.129106	11.448161	13.02%	0
2011	10.673457	10.129106	-5.10%	0
2010*	10.000000	10.673457	6.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.222465	-7.78%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.907712	9.635475	-2.75%	0
2012	9.851991	9.907712	0.57%	0
2011*	10.000000	9.851991	-1.48%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.111667	1.12%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.563317	-4.37%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.545633	9.636851	0.96%	0
2012*	10.000000	9.545633	-4.54%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.126880	10.291085	1.62%	0
2012*	10.000000	10.126880	1.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.309467	13.09%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.523696	10.234924	-2.74%	0
2012	9.435928	10.523696	11.53%	0
2011*	10.000000	9.435928	-5.64%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.124317	9.216877	-17.15%	0
2012	10.893257	11.124317	2.12%	0
2011	12.126962	10.893257	-10.17%	0
2010*	10.000000	12.126962	21.27%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.383199	11.183154	-9.69%	0
2012	10.824304	12.383199	14.40%	0
2011	10.489501	10.824304	3.19%	0
2010*	10.000000	10.489501	4.90%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.603935	10.532914	-9.23%	0
2012	11.351334	11.603935	2.23%	0
2011	10.776446	11.351334	5.33%	0
2010*	10.000000	10.776446	7.76%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.676087	10.371614	-11.17%	0
2012	11.247649	11.676087	3.81%	0
2011	10.773444	11.247649	4.40%	0
2010*	10.000000	10.773444	7.73%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.661788	11.967243	2.62%	0
2012	10.512577	11.661788	10.93%	0
2011	10.481185	10.512577	0.30%	0
2010*	10.000000	10.481185	4.81%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	9.985296	9.678185	-3.08%	0
2012	9.720090	9.985296	2.73%	0
2011*	10.000000	9.720090	-2.80%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.530350	10.004459	-4.99%	0
2012	9.899591	10.530350	6.37%	0
2011*	10.000000	9.899591	-1.00%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.910983	-0.89%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	8.923972	8.479637	-4.98%	0
2012	8.227187	8.923972	8.47%	0
2011	11.086362	8.227187	-25.79%	0
2010*	10.000000	11.086362	10.86%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.455606	12.442977	8.62%	0
2012	10.192770	11.455606	12.39%	0
2011	10.708435	10.192770	-4.82%	0
2010*	10.000000	10.708435	7.08%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	11.924449	12.745268	6.88%	0
2012	10.755797	11.924449	10.87%	0
2011	10.774800	10.755797	-0.18%	0
2010*	10.000000	10.774800	7.75%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.754969	9.778950	11.70%	0
2012	7.804536	8.754969	12.18%	0
2011	11.003966	7.804536	-29.08%	0
2010*	10.000000	11.003966	10.04%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.567735	12.404987	29.65%	0
2012	7.382805	9.567735	29.59%	0
2011*	10.000000	7.382805	-26.17%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.050111	9.262247	15.06%	0
2012	7.638640	8.050111	5.39%	0
2011*	10.000000	7.638640	-23.61%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.369855	4.545147	-28.65%	0
2012	7.862117	6.369855	-18.98%	0
2011	8.881299	7.862117	-11.48%	0
2010*	10.000000	8.881299	-11.19%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.651316	20.700433	63.62%	0
2012	9.255462	12.651316	36.69%	0
2011*	10.000000	9.255462	-7.45%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.031511	13.906316	26.06%	0
2012	9.970989	11.031511	10.64%	0
2011	10.262815	9.970989	-2.84%	0
2010*	10.000000	10.262815	2.63%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.535840	13.147948	24.79%	0
2012	9.783213	10.535840	7.69%	0
2011*	10.000000	9.783213	-2.17%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.311033	15.370019	35.89%	0
2012	9.536067	11.311033	18.61%	0
2011*	10.000000	9.536067	-4.64%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	8.801508	8.001379	-9.09%	0
2012	8.501790	8.801508	3.53%	0
2011	10.898326	8.501790	-21.99%	0
2010*	10.000000	10.898326	8.98%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.514579	12.425086	18.17%	0
2012	9.283075	10.514579	13.27%	0
2011	10.486844	9.283075	-11.48%	0
2010*	10.000000	10.486844	4.87%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	9.921652	12.730994	28.32%	0
2012	8.188273	9.921652	21.17%	0
2011*	10.000000	8.188273	-18.12%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	10.836841	14.713984	35.78%	0
2012	9.501630	10.836841	14.05%	0
2011*	10.000000	9.501630	-4.98%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.720214	13.049602	34.25%	0
2012	8.640767	9.720214	12.49%	0
2011*	10.000000	8.640767	-13.59%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.074465	11.695287	16.09%	0
2012	8.945348	10.074465	12.62%	0
2011	10.748808	8.945348	-16.78%	0
2010*	10.000000	10.748808	7.49%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.737599	14.352202	47.39%	0
2012	8.369679	9.737599	16.34%	0
2011*	10.000000	8.369679	-16.30%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.348285	12.022712	44.01%	0
2012	6.989666	8.348285	19.44%	0
2011	8.831859	6.989666	-20.86%	0
2010*	10.000000	8.831859	-11.68%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	11.868035	15.481822	30.45%	0
2012	10.510819	11.868035	12.91%	0
2011	10.663290	10.510819	-1.43%	0
2010*	10.000000	10.663290	6.63%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	10.878267	13.112253	20.54%	0
2012	10.882863	10.878267	-0.04%	0
2011	10.955391	10.882863	-0.66%	0
2010*	10.000000	10.955391	9.55%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.177230	14.293180	27.88%	0
2012	10.286444	11.177230	8.66%	0
2011*	10.000000	10.286444	2.86%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.804230	4.101827	-39.72%	0
2012	8.196769	6.804230	-16.99%	0
2011*	10.000000	8.196769	-18.03%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.447706	10.159253	-2.76%	0
2012	9.178615	10.447706	13.83%	0
2011*	10.000000	9.178615	-8.21%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.782917	5.412279	13.16%	0
2012	5.290588	4.782917	-9.60%	0
2011	8.713277	5.290588	-39.28%	0
2010*	10.000000	8.713277	-12.87%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.116959	10.525569	29.67%	0
2012	8.719327	8.116959	-6.91%	0
2011*	10.000000	8.719327	-12.81%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.489930	7.259738	-3.07%	0
2012	8.866944	7.489930	-15.53%	0
2011	8.247074	8.866944	7.52%	0
2010*	10.000000	8.247074	-17.53%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.481713	4.974046	-23.26%	0
2012	8.356893	6.481713	-22.44%	0
2011	8.448979	8.356893	-1.09%	0
2010*	10.000000	8.448979	-15.51%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	5.889262	4.038983	-31.42%	0
2012	7.465902	5.889262	-21.12%	0
2011	8.583666	7.465902	-13.02%	0
2010*	10.000000	8.583666	-14.16%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2013	9.836224	11.963425	21.63%	0
2012	9.179248	9.836224	7.16%	0
2011*	10.000000	9.179248	-8.21%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.661491	11.607757	8.88%	0
2012	9.419072	10.661491	13.19%	0
2011*	10.000000	9.419072	-5.81%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.257668	11.204136	-21.42%	0
2012	14.535621	14.257668	-1.91%	0
2011	10.424867	14.535621	39.43%	0
2010*	10.000000	10.424867	4.25%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.050067	24.439728	73.95%	0
2012	10.813122	14.050067	29.94%	0
2011	11.264243	10.813122	-4.00%	0
2010*	10.000000	11.264243	12.64%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.475078	1.734020	-50.10%	0
2012	5.522764	3.475078	-37.08%	0
2011	7.304407	5.522764	-24.39%	0
2010*	10.000000	7.304407	-26.96%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.412318	11.462277	10.08%	0
2012	10.703422	10.412318	-2.72%	0
2011*	10.000000	10.703422	7.03%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	3.898002	4.892137	25.50%	0
2012	3.230309	3.898002	20.67%	0
2011	4.275452	3.230309	-24.45%	0
2010	3.893195	4.275452	9.82%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	11.681340	11.490145	-1.64%	0
2012	10.860235	11.681340	7.56%	0
2011	13.380862	10.860235	-18.84%	0
2010	10.872807	13.380862	23.07%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.355816	21.506743	49.81%	0
2012	10.867383	14.355816	32.10%	0
2011	10.114251	10.867383	7.45%	0
2010	9.404381	10.114251	7.55%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	5.954796	5.599287	-5.97%	0
2012	6.217485	5.954796	-4.23%	0
2011	6.854948	6.217485	-9.30%	0
2010	6.531440	6.854948	4.95%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	12.822569	15.976693	24.60%	0
2012	12.104528	12.822569	5.93%	0
2011	10.951488	12.104528	10.53%	0
2010	9.611449	10.951488	13.94%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	7.985025	12.621697	58.07%	0
2012	7.016754	7.985025	13.80%	0
2011	6.620479	7.016754	5.99%	0
2010	5.469685	6.620479	21.04%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.543176	8.585065	31.21%	0
2012	6.665634	6.543176	-1.84%	0
2011	8.215489	6.665634	-18.87%	0
2010	7.718785	8.215489	6.44%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	9.677285	11.607899	19.95%	0
2012	9.728163	9.677285	-0.52%	0
2011	10.635025	9.728163	-8.53%	0
2010	9.194841	10.635025	15.66%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	9.170988	11.038090	20.36%	0
2012	9.402799	9.170988	-2.47%	0
2011	10.669816	9.402799	-11.87%	0
2010	8.713045	10.669816	22.46%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	5.515386	6.638501	20.36%	0
2012	4.666727	5.515386	18.19%	0
2011	5.660330	4.666727	-17.55%	0
2010	6.529948	5.660330	-13.32%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	5.267037	6.526986	23.92%	0
2012	4.419403	5.267037	19.18%	0
2011	5.346862	4.419403	-17.35%	0
2010	4.812355	5.346862	11.11%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	14.406063	11.440937	-20.58%	0
2012	14.397155	14.406063	0.06%	0
2011	10.473523	14.397155	37.46%	0
2010	9.791561	10.473523	6.96%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	10.997431	15.151808	37.78%	0
2012	9.662279	10.997431	13.82%	0
2011	9.499794	9.662279	1.71%	0
2010	9.158425	9.499794	3.73%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	11.015454	16.184211	46.92%	0
2012	9.502830	11.015454	15.92%	0
2011	11.105245	9.502830	-14.43%	0
2010	9.464655	11.105245	17.33%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	2.548418	1.389164	-45.49%	0
2012	3.383171	2.548418	-24.67%	0
2011	4.775040	3.383171	-29.15%	0
2010	7.051295	4.775040	-32.28%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.817440	4.274661	11.98%	0
2012	4.189279	3.817440	-8.88%	0
2011	6.198924	4.189279	-32.42%	0
2010	7.318270	6.198924	-15.30%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.976224	2.797808	-29.64%	0
2012	5.013811	3.976224	-20.69%	0
2011	5.568968	5.013811	-9.97%	0
2010	7.673081	5.568968	-27.42%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	3.780987	2.606027	-31.08%	0
2012	4.784352	3.780987	-20.97%	0
2011	5.476163	4.784352	-12.63%	0
2010	7.159729	5.476163	-23.51%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.948783	2.652742	-32.82%	0
2012	4.966699	3.948783	-20.49%	0
2011	5.533310	4.966699	-10.24%	0
2010	7.870034	5.533310	-29.69%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	5.243846	3.743454	-28.61%	0
2012	6.502296	5.243846	-19.35%	0
2011	7.358009	6.502296	-11.63%	0
2010	9.120904	7.358009	-19.33%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	6.313718	9.568824	51.56%	0
2012	5.411468	6.313718	16.67%	0
2011	7.839476	5.411468	-30.97%	0
2010	6.972555	7.839476	12.43%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	9.652368	13.354529	38.35%	0
2012	8.190008	9.652368	17.86%	0
2011	8.228079	8.190008	-0.46%	0
2010	6.497513	8.228079	26.63%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	9.751888	14.233483	45.96%	0
2012	8.074217	9.751888	20.78%	0
2011	8.993584	8.074217	-10.22%	0
2010	6.729840	8.993584	33.64%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	11.891721	20.820913	75.09%	0
2012	9.126691	11.891721	30.30%	0
2011	9.457816	9.126691	-3.50%	0
2010	7.110843	9.457816	33.01%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	12.512295	16.364312	30.79%	0
2012	11.030264	12.512295	13.44%	0
2011	11.112084	11.030264	-0.74%	0
2010	9.653339	11.112084	15.11%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	7.900850	11.436324	44.75%	0
2012	6.653080	7.900850	18.75%	0
2011	6.928776	6.653080	-3.98%	0
2010	5.944856	6.928776	16.55%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	9.675018	5.065685	-47.64%	0
2012	10.385142	9.675018	-6.84%	0
2011	14.094249	10.385142	-26.32%	0
2010	10.506689	14.094249	34.15%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	7.901647	7.979201	0.98%	0
2012	6.873101	7.901647	14.96%	0
2011	6.917621	6.873101	-0.64%	0
2010	5.702369	6.917621	21.31%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	11.057641	14.588357	31.93%	0
2012	9.747889	11.057641	13.44%	0
2011	9.528356	9.747889	2.30%	0
2010	7.837379	9.528356	21.58%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	7.795093	12.008186	54.05%	0
2012	6.571724	7.795093	18.62%	0
2011	7.702912	6.571724	-14.69%	0
2010	5.751729	7.702912	33.92%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	6.467445	10.600719	63.91%	0
2012	5.145405	6.467445	25.69%	0
2011	5.513843	5.145405	-6.68%	0
2010	4.523371	5.513843	21.90%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	11.082205	15.215144	37.29%	0
2012	10.068012	11.082205	10.07%	0
2011	10.476787	10.068012	-3.90%	0
2010	8.624842	10.476787	21.47%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	9.108549	12.854598	41.13%	0
2012	7.671158	9.108549	18.74%	0
2011	8.154214	7.671158	-5.92%	0
2010	6.975913	8.154214	16.89%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	14.357423	18.698009	30.23%	0
2012	12.735102	14.357423	12.74%	0
2011	13.194784	12.735102	-3.48%	0
2010	10.243977	13.194784	28.81%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	9.460013	12.481188	31.94%	0
2012	8.324095	9.460013	13.65%	0
2011	9.227765	8.324095	-9.79%	0
2010	7.906603	9.227765	16.71%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	10.933513	15.009705	37.28%	0
2012	10.175567	10.933513	7.45%	0
2011	10.117788	10.175567	0.57%	0
2010	8.304874	10.117788	21.83%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	8.809464	12.224085	38.76%	0
2012	7.533198	8.809464	16.94%	0
2011	8.562458	7.533198	-12.02%	0
2010	7.045105	8.562458	21.54%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.446783	5.134427	-5.73%	0
2012	5.982854	5.446783	-8.96%	0
2011	6.431909	5.982854	-6.98%	0
2010	6.933025	6.431909	-7.23%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	9.050609	11.904917	31.54%	0
2012	8.319733	9.050609	8.78%	0
2011	9.430991	8.319733	-11.78%	0
2010	8.664726	9.430991	8.84%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	6.834900	7.799777	14.12%	0
2012	6.709832	6.834900	1.86%	0
2011	8.068408	6.709832	-16.84%	0
2010	7.252484	8.068408	11.25%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	8.556293	12.522169	46.35%	0
2012	7.490693	8.556293	14.23%	0
2011	8.674663	7.490693	-13.65%	0
2010	7.193002	8.674663	20.60%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	9.902694	10.931423	10.39%	0
2012	10.081288	9.902694	-1.77%	0
2011	8.922883	10.081288	12.98%	0
2010	8.593112	8.922883	3.84%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	8.900343	8.403235	-5.59%	0
2012	9.091022	8.900343	-2.10%	0
2011	9.715089	9.091022	-6.42%	0
2010	10.594279	9.715089	-8.30%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.032425	0.32%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.689310	10.361668	-11.36%	0
2012	10.208185	11.689310	14.51%	0
2011*	10.000000	10.208185	2.08%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.361135	10.330938	-0.29%	0
2012	8.207875	10.361135	26.23%	0
2011*	10.000000	8.207875	-17.92%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.713938	10.923821	12.46%	0
2012	8.794954	9.713938	10.45%	0
2011*	10.000000	8.794954	-12.05%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.646328	8.210895	7.38%	0
2012	7.613441	7.646328	0.43%	0
2011*	10.000000	7.613441	-23.87%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.359378	9.551793	2.06%	0
2012	9.508056	9.359378	-1.56%	0
2011*	10.000000	9.508056	-4.92%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	9.857578	11.106465	12.67%	0
2012	8.973417	9.857578	9.85%	0
2011*	10.000000	8.973417	-10.27%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.342939	3.43%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	10.935856	9.698211	-11.32%	0
2012	10.510292	10.935856	4.05%	0
2011*	10.000000	10.510292	5.10%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	8.920241	11.740307	31.61%	0
2012	8.023326	8.920241	11.18%	0
2011	8.029722	8.023326	-0.08%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	9.302329	11.874011	27.65%	0
2012	8.379283	9.302329	11.02%	0
2011	8.559978	8.379283	-2.11%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.346647	13.47%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.438409	11.573030	10.87%	0
2012	9.796712	10.438409	6.55%	0
2011	10.491392	9.796712	-6.62%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.394968	8.168611	-13.05%	0
2012	9.903807	9.394968	-5.14%	0
2011	11.700255	9.903807	-15.35%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.363017	10.438097	0.72%	0
2012*	10.000000	10.363017	3.63%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	9.772423	10.922114	11.76%	0
2012	8.986272	9.772423	8.75%	0
2011*	10.000000	8.986272	-10.14%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	8.702467	10.776560	23.83%	0
2012	7.672927	8.702467	13.42%	0
2011	7.862504	7.672927	-2.41%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	9.985545	13.156667	31.76%	0
2012	9.007985	9.985545	10.85%	0
2011	9.297601	9.007985	-3.11%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.451434	10.721665	2.59%	0
2012*	10.000000	10.451434	4.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.974686	13.162582	19.94%	0
2012	9.820785	10.974686	11.75%	0
2011	10.293078	9.820785	-4.59%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.420023	4.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.287692	12.88%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.240239	2.40%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.069801	10.848339	19.61%	0
2012	8.232267	9.069801	10.17%	0
2011	9.164204	8.232267	-10.17%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	9.247470	9.871760	6.75%	0
2012	8.614691	9.247470	7.35%	0
2011	8.914371	8.614691	-3.36%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	8.754632	10.073768	15.07%	0
2012	8.037406	8.754632	8.92%	0
2011	8.658605	8.037406	-7.17%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.433906	6.395849	-0.59%	0
2012	7.478273	6.433906	-13.97%	0
2011	8.445621	7.478273	-11.45%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	8.687284	9.887664	13.82%	0
2012	8.585485	8.687284	1.19%	0
2011	9.481843	8.585485	-9.45%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	7.673135	7.558186	-1.50%	0
2012	7.746882	7.673135	-0.95%	0
2011	7.732622	7.746882	0.18%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.038570	0.39%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.036488	0.36%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	9.981514	-0.18%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	10.709483	12.985749	21.25%	0
2012	9.274386	10.709483	15.47%	0
2011	10.313800	9.274386	-10.08%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.722455	-2.78%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	9.895371	-1.05%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	9.903451	10.416267	5.18%	0
2012	9.354429	9.903451	5.87%	0
2011*	10.000000	9.354429	-6.46%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.669692	16.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.330451	12.341225	19.46%	0
2012	9.213613	10.330451	12.12%	0
2011*	10.000000	9.213613	-7.86%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.604968	16.05%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.343768	13.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	10.836230	13.595537	25.46%	0
2012	9.628374	10.836230	12.54%	0
2011	10.612818	9.628374	-9.28%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.642644	11.824373	11.10%	0
2012	9.889998	10.642644	7.61%	0
2011	10.344856	9.889998	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.778937	12.664006	17.49%	0
2012	9.789069	10.778937	10.11%	0
2011	10.462333	9.789069	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.402420	10.577180	1.68%	0
2012	9.987131	10.402420	4.16%	0
2011	10.162452	9.987131	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.255523	2.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.327369	3.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.714066	12.230503	14.15%	0
2012	9.840370	10.714066	8.88%	0
2011	10.397040	9.840370	-5.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.797022	13.002402	20.43%	0
2012	9.724779	10.797022	11.03%	0
2011	10.527089	9.724779	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.596167	11.421685	7.79%	0
2012	9.937830	10.596167	6.62%	0
2011	10.282836	9.937830	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.521498	9.986412	-5.09%	0
2012	10.137355	10.521498	3.79%	0
2011*	10.000000	10.137355	1.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.234786	2.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.299468	2.99%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.082870	8.801300	-3.10%	0
2012	9.374250	9.082870	-3.11%	0
2011	9.673308	9.374250	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.462179	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	10.800460	12.671682	17.33%	0
2012	9.649167	10.800460	11.93%	0
2011	11.017705	9.649167	-12.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.232143	14.629812	30.25%	0
2012	9.981272	11.232143	12.53%	0
2011	10.643999	9.981272	-6.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	10.520579	13.765560	30.84%	0
2012	9.233598	10.520579	13.94%	0
2011	10.146681	9.233598	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	11.413141	15.329207	34.31%	0
2012	10.274485	11.413141	11.08%	0
2011	11.096472	10.274485	-7.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.369872	14.948450	31.47%	0
2012	10.085854	11.369872	12.73%	0
2011	10.655251	10.085854	-5.34%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.206582	-7.93%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.865278	9.569524	-3.00%	0
2012	9.835164	9.865278	0.31%	0
2011*	10.000000	9.835164	-1.65%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.108097	1.08%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.546859	-4.53%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.532000	9.598339	0.70%	0
2012*	10.000000	9.532000	-4.68%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.112426	10.249965	1.36%	0
2012*	10.000000	10.112426	1.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.290024	12.90%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.478620	10.164871	-2.99%	0
2012	9.419805	10.478620	11.24%	0
2011*	10.000000	9.419805	-5.80%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.048258	9.130287	-17.36%	0
2012	10.846757	11.048258	1.86%	0
2011	12.106277	10.846757	-10.40%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.298505	11.078100	-9.92%	0
2012	10.778085	12.298505	14.11%	0
2011	10.471595	10.778085	2.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.524353	10.433751	-9.46%	0
2012	11.302647	11.524353	1.96%	0
2011	10.757826	11.302647	5.06%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	11.596241	10.274178	-11.40%	0
2012	11.199627	11.596241	3.54%	0
2011	10.755052	11.199627	4.13%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	11.582031	11.854812	2.36%	0
2012	10.467690	11.582031	10.65%	0
2011	10.463293	10.467690	0.04%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	9.942315	9.611738	-3.32%	0
2012	9.703294	9.942315	2.46%	0
2011*	10.000000	9.703294	-2.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.485251	9.935974	-5.24%	0
2012	9.882690	10.485251	6.10%	0
2011*	10.000000	9.882690	-1.17%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.907484	-0.93%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	8.862917	8.399945	-5.22%	0
2012	8.192048	8.862917	8.19%	0
2011	11.067456	8.192048	-25.98%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.377016	12.325820	8.34%	0
2012	10.149041	11.377016	12.10%	0
2011	10.689931	10.149041	-5.06%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	11.842921	12.625556	6.61%	0
2012	10.709885	11.842921	10.58%	0
2011	10.756419	10.709885	-0.43%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	8.695063	9.687046	11.41%	0
2012	7.771180	8.695063	11.89%	0
2011	10.985197	7.771180	-29.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.526716	12.320043	29.32%	0
2012	7.370159	9.526716	29.26%	0
2011*	10.000000	7.370159	-26.30%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.015594	9.198809	14.76%	0
2012	7.625564	8.015594	5.11%	0
2011*	10.000000	7.625564	-23.74%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.326283	4.502424	-28.83%	0
2012	7.828553	6.326283	-19.19%	0
2011	8.866130	7.828553	-11.70%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	12.597151	20.558824	63.20%	0
2012	9.239648	12.597151	36.34%	0
2011*	10.000000	9.239648	-7.60%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	10.956047	13.775668	25.74%	0
2012	9.928403	10.956047	10.35%	0
2011	10.245296	9.928403	-3.09%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.490706	13.057958	24.47%	0
2012	9.766504	10.490706	7.42%	0
2011*	10.000000	9.766504	-2.33%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.262574	15.264822	35.54%	0
2012	9.519775	11.262574	18.31%	0
2011*	10.000000	9.519775	-4.80%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	8.741283	7.926162	-9.32%	0
2012	8.465470	8.741283	3.26%	0
2011	10.879732	8.465470	-22.19%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.442644	12.308334	17.87%	0
2012	9.243392	10.442644	12.97%	0
2011	10.468940	9.243392	-11.71%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	9.879126	12.643829	27.99%	0
2012	8.174256	9.879126	20.86%	0
2011*	10.000000	8.174256	-18.26%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	10.790445	14.613324	35.43%	0
2012	9.485402	10.790445	13.76%	0
2011*	10.000000	9.485402	-5.15%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.678563	12.960272	33.91%	0
2012	8.625987	9.678563	12.20%	0
2011*	10.000000	8.625987	-13.74%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.005556	11.585405	15.79%	0
2012	8.907126	10.005556	12.33%	0
2011	10.730478	8.907126	-16.99%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	9.695861	14.253948	47.01%	0
2012	8.355369	9.695861	16.04%	0
2011*	10.000000	8.355369	-16.45%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.291118	11.909671	43.64%	0
2012	6.959766	8.291118	19.13%	0
2011	8.816769	6.959766	-21.06%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	11.786902	15.336456	30.11%	0
2012	10.465953	11.786902	12.62%	0
2011	10.645094	10.465953	-1.68%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	10.803876	12.989094	20.23%	0
2012	10.836399	10.803876	-0.30%	0
2011	10.936699	10.836399	-0.92%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.129376	14.195413	27.55%	0
2012	10.268889	11.129376	8.38%	0
2011*	10.000000	10.268889	2.69%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.775063	4.073715	-39.87%	0
2012	8.182754	6.775063	-17.20%	0
2011*	10.000000	8.182754	-18.17%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.402951	10.089682	-3.01%	0
2012	9.162923	10.402951	13.53%	0
2011*	10.000000	9.162923	-8.37%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	4.750138	5.361364	12.87%	0
2012	5.267953	4.750138	-9.83%	0
2011	8.698374	5.267953	-39.44%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.082160	10.453495	29.34%	0
2012	8.704424	8.082160	-7.15%	0
2011*	10.000000	8.704424	-12.96%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.438690	7.191510	-3.32%	0
2012	8.829091	7.438690	-15.75%	0
2011	8.232973	8.829091	7.24%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.437371	4.927286	-23.46%	0
2012	8.321216	6.437371	-22.64%	0
2011	8.434537	8.321216	-1.34%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	5.848943	4.001000	-31.59%	0
2012	7.433993	5.848943	-21.32%	0
2011	8.568994	7.433993	-13.25%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	9.794078	11.881545	21.31%	0
2012	9.163554	9.794078	6.88%	0
2011*	10.000000	9.163554	-8.36%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.615825	11.528311	8.60%	0
2012	9.402975	10.615825	12.90%	0
2011*	10.000000	9.402975	-5.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.160183	11.098898	-21.62%	0
2012	14.473579	14.160183	-2.17%	0
2011	10.407079	14.473579	39.07%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	13.954043	24.210351	73.50%	0
2012	10.766953	13.954043	29.60%	0
2011	11.245036	10.766953	-4.25%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.451263	1.717694	-50.23%	0
2012	5.499150	3.451263	-37.24%	0
2011	7.291903	5.499150	-24.59%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.367724	11.383813	9.80%	0
2012	10.685150	10.367724	-2.97%	0
2011*	10.000000	10.685150	6.85%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	3.836596	4.802694	25.18%	0
2012	3.187649	3.836596	20.36%	0
2011	4.229865	3.187649	-24.64%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	11.497559	11.280258	-1.89%	0
2012	10.717007	11.497559	7.28%	0
2011	13.238427	10.717007	-19.05%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	14.130046	21.114117	49.43%	0
2012	10.724121	14.130046	31.76%	0
2011	10.006594	10.724121	7.17%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	5.861087	5.496983	-6.21%	0
2012	6.135483	5.861087	-4.47%	0
2011	6.781946	6.135483	-9.53%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	12.620979	15.685073	24.28%	0
2012	11.945026	12.620979	5.66%	0
2011	10.834994	11.945026	10.24%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	7.859396	12.391198	57.66%	0
2012	6.924220	7.859396	13.51%	0
2011	6.549997	6.924220	5.71%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.440212	8.428240	30.87%	0
2012	6.577726	6.440212	-2.09%	0
2011	8.128041	6.577726	-19.07%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	9.525051	11.395905	19.64%	0
2012	9.599894	9.525051	-0.78%	0
2011	10.521827	9.599894	-8.76%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	9.026653	10.836413	20.05%	0
2012	9.278771	9.026653	-2.72%	0
2011	10.556201	9.278771	-12.10%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	5.428551	6.517188	20.05%	0
2012	4.605131	5.428551	17.88%	0
2011	5.600047	4.605131	-17.77%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	5.184119	6.407714	23.60%	0
2012	4.361076	5.184119	18.87%	0
2011	5.289897	4.361076	-17.56%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	14.178962	11.231593	-20.79%	0
2012	14.206854	14.178962	-0.20%	0
2011	10.361667	14.206854	37.11%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	10.824535	14.875263	37.42%	0
2012	9.534967	10.824535	13.52%	0
2011	9.398743	9.534967	1.45%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	10.842146	15.888630	46.55%	0
2012	9.377515	10.842146	15.62%	0
2011	10.987025	9.377515	-14.65%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	2.508300	1.363770	-45.63%	0
2012	3.338540	2.508300	-24.87%	0
2011	4.724178	3.338540	-29.33%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.757360	4.196571	11.69%	0
2012	4.134016	3.757360	-9.11%	0
2011	6.132917	4.134016	-32.59%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.913667	2.746689	-29.82%	0
2012	4.947716	3.913667	-20.90%	0
2011	5.509701	4.947716	-10.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	3.721483	2.558403	-31.25%	0
2012	4.721258	3.721483	-21.18%	0
2011	5.417871	4.721258	-12.86%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.886674	2.604294	-32.99%	0
2012	4.901228	3.886674	-20.70%	0
2011	5.474412	4.901228	-10.47%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	5.161369	3.675078	-28.80%	0
2012	6.416592	5.161369	-19.56%	0
2011	7.279706	6.416592	-11.86%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	6.214356	9.394024	51.17%	0
2012	5.340084	6.214356	16.37%	0
2011	7.756053	5.340084	-31.15%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	9.500524	13.110659	38.00%	0
2012	8.082013	9.500524	17.55%	0
2011	8.140501	8.082013	-0.72%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	9.598485	13.973563	45.58%	0
2012	7.967736	9.598485	20.47%	0
2011	8.897846	7.967736	-10.45%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	11.704594	20.440644	74.64%	0
2012	9.006287	11.704594	29.96%	0
2011	9.357073	9.006287	-3.75%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	12.315528	16.065552	30.45%	0
2012	10.884860	12.315528	13.14%	0
2011	10.993810	10.884860	-0.99%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2013	7.776540	11.227463	44.38%	0
2012	6.565331	7.776540	18.45%	0
2011	6.855006	6.565331	-4.23%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	9.522744	4.973096	-47.78%	0
2012	10.248129	9.522744	-7.08%	0
2011	13.944156	10.248129	-26.51%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	7.777288	7.833411	0.72%	0
2012	6.782423	7.777288	14.67%	0
2011	6.843928	6.782423	-0.90%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	10.883756	14.322027	31.59%	0
2012	9.619406	10.883756	13.14%	0
2011	9.426961	9.619406	2.04%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	7.672371	11.788752	53.65%	0
2012	6.484969	7.672371	18.31%	0
2011	7.620835	6.484969	-14.90%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	7.374848	12.073469	63.71%	0
2013	7.347228	12.028267	63.71%	0
2013	6.365615	10.407000	63.49%	0
2012	5.077479	6.365615	25.37%	0
2011	5.455071	5.077479	-6.92%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	10.907902	14.937328	36.94%	0
2012	9.935288	10.907902	9.79%	0
2011	10.365285	9.935288	-4.15%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	8.965220	12.619809	40.76%	0
2012	7.569982	8.965220	18.43%	0
2011	8.067387	7.569982	-6.17%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	14.131662	18.356686	29.90%	0
2012	12.567252	14.131662	12.45%	0
2011	13.054395	12.567252	-3.73%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	9.311173	12.253243	31.60%	0
2012	8.214312	9.311173	13.35%	0
2011	9.129529	8.214312	-10.02%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	10.761582	14.735704	36.93%	0
2012	10.041449	10.761582	7.17%	0
2011	10.010135	10.041449	0.31%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	8.670823	12.000769	38.40%	0
2012	7.433814	8.670823	16.64%	0
2011	8.471267	7.433814	-12.25%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.361155	5.040710	-5.98%	0
2012	5.904037	5.361155	-9.20%	0
2011	6.363495	5.904037	-7.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	8.908247	11.687535	31.20%	0
2012	8.210045	8.908247	8.50%	0
2011	9.330628	8.210045	-12.01%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	6.727346	7.657301	13.82%	0
2012	6.621339	6.727346	1.60%	0
2011	7.982524	6.621339	-17.05%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	8.421673	12.293462	45.97%	0
2012	7.391894	8.421673	13.93%	0
2011	8.582319	7.391894	-13.87%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	9.747033	10.731916	10.10%	0
2012	9.948485	9.747033	-2.02%	0
2011	8.827993	9.948485	12.69%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	8.760351	8.249775	-5.83%	0
2012	8.971176	8.760351	-2.35%	0
2011	9.611718	8.971176	-6.66%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.028883	0.29%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	11.639267	10.290741	-11.59%	0
2012	10.190761	11.639267	14.21%	0
2011*	10.000000	10.190761	1.91%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.316726	10.260185	-0.55%	0
2012	8.193830	10.316726	25.91%	0
2011*	10.000000	8.193830	-18.06%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.672323	10.849047	12.17%	0
2012	8.779921	9.672323	10.16%	0
2011*	10.000000	8.779921	-12.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.613537	8.154651	7.11%	0
2012	7.600402	7.613537	0.17%	0
2011*	10.000000	7.600402	-24.00%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.319285	9.486390	1.79%	0
2012	9.491826	9.319285	-1.82%	0
2011*	10.000000	9.491826	-5.08%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
14,910 shares (cost $157,251)	$159,834
Global Small Capitalization Fund - Class 4 (AMVGS4)
43,617 shares (cost $1,074,440)	1,115,291
Global Allocation V.I. Fund - Class III (MLVGA3)
1,600,568 shares (cost $23,448,142)	24,936,843
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
107,889 shares (cost $717,540)	678,621
Dynamic VP HY Bond Fund (DXVHY)
161,935 shares (cost $2,563,757)	2,603,465
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)
8,187 shares (cost $100,012)	99,876
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
71,354 shares (cost $1,582,386)	1,534,816
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
90,030 shares (cost $1,401,994)	1,439,587
The Merger Fund VL (MGRFV)
708 shares (cost $7,707)	7,729
Emerging Markets Debt Portfolio - Class II (MSEMB)
179,360 shares (cost $1,549,871)	1,465,374
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
96,827 shares (cost $991,698)	1,068,001
Global Real Estate Portfolio - Class II (VKVGR2)
288,828 shares (cost $2,762,167)	2,700,542
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
763,847 shares (cost $16,742,212)	18,317,058
Federated NVIT High Income Bond Fund - Class III (HIBF3)
697,242 shares (cost $4,814,781)	4,810,971
NVIT Emerging Markets Fund - Class III (GEM3)
265,687 shares (cost $3,146,339)	3,129,793
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
412,029 shares (cost $4,402,238)	4,598,238
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
659,224 shares (cost $7,583,137)	7,851,358
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
616,564 shares (cost $7,008,323)	7,534,406
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
465,838 shares (cost $5,089,632)	5,058,998
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2,060,802 shares (cost $24,136,333)	24,832,663
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
1,306,756 shares (cost $15,105,874)	15,511,197
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
534,337 shares (cost $6,088,976)	6,182,277
NVIT Core Plus Bond Fund - Class II (NVLCP2)
273,764 shares (cost $3,139,835)	3,046,989
NVIT Nationwide Fund - Class III (TRF3)
140,079 shares (cost $1,574,560)	1,854,648

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Government Bond Fund - Class III (GBF3)
840,345 shares (cost $9,796,263)	9,075,727
American Century NVIT Growth Fund -Class II (CAF2)
6,603 shares (cost $84,060)	86,833
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
519,099 shares (cost $5,159,116)	6,452,405
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
87,930 shares (cost $1,224,348)	1,328,615
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
73,079 shares (cost $1,149,401)	1,276,691
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
943,950 shares (cost $9,846,884)	9,911,472
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
1,473,081 shares (cost $15,850,407)	18,943,821
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
529,951 shares (cost $5,540,619)	7,074,842
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
815,887 shares (cost $8,734,757)	9,594,829
NVIT Money Market Fund - Class I (SAM)
70,609 shares (cost $70,609)	70,609
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
257,274 shares (cost $2,812,067)	3,097,584
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
223,565 shares (cost $2,318,160)	2,564,293
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
183,926 shares (cost $2,108,765)	2,403,910
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
218,036 shares (cost $2,321,915)	2,590,267
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
21,767 shares (cost $167,754)	299,518
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
187,608 shares (cost $2,314,067)	2,538,341
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
381,356 shares (cost $4,859,744)	5,049,153
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
72,971 shares (cost $1,482,046)	1,728,677
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
164,915 shares (cost $2,286,217)	2,714,500
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
118,959 shares (cost $2,338,568)	3,283,263
NVIT Multi-Sector Bond Fund - Class I (MSBF)
48,657 shares (cost $445,746)	440,828
NVIT Short Term Bond Fund - Class II (NVSTB2)
644,413 shares (cost $6,758,135)	6,714,779
NVIT Real Estate Fund - Class II (NVRE2)
16,438 shares (cost $149,595)	145,638
NVIT Money Market Fund - Class II (NVMM2)
148,787,170 shares (cost $148,787,170)	148,787,170
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
237,620 shares (cost $2,567,696)	2,763,523

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
67,958 shares (cost $749,751)	817,534
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
563 shares (cost $6,055)	6,045
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
459 shares (cost $4,851)	4,870
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
1,137 shares (cost $12,000)	11,934
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
246,631 shares (cost $2,446,493)	2,486,042
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
1,344,369 shares (cost $14,015,089)	14,102,430
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
1,092,646 shares (cost $10,640,290)	10,653,296
VIT - Unconstrained Bond Portfolio Advisor Class (PMUBA)
26,875 shares (cost $275,508)	275,465
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
92,126 shares (cost $1,175,701)	1,257,513
VP Income & Growth Fund - Class III (ACVIG3)
598,427 shares (cost $4,467,896)	5,487,574
American Century VP Inflation Protection Fund - Class II (ACVIP2)
623,406 shares (cost $7,117,930)	6,514,597
VP Ultra(R) Fund - Class III (ACVU3)
28,191 shares (cost $288,958)	414,408
VP Value Fund - Class III (ACVV3)
1,199,150 shares (cost $8,188,265)	10,132,819
Quality Bond Fund II - Primary Shares (FQB)
448 shares (cost $4,939)	5,123
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
112,897 shares (cost $1,734,630)	1,912,473
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
257,428 shares (cost $5,818,126)	8,675,310
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
460,412 shares (cost $9,741,798)	10,469,760
VIP Growth Portfolio - Service Class 2 R (FG2R)
303,115 shares (cost $15,150,455)	17,083,575
VIP High Income Portfolio - Service Class 2R (FHI2R)
569,390 shares (cost $3,306,663)	3,211,361
Franklin Income Securities Fund - Class 2 (FTVIS2)
162,841 shares (cost $2,490,511)	2,616,856
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
195,351 shares (cost $4,212,551)	4,461,812
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
845,558 shares (cost $6,425,094)	6,274,041
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
111,672 shares (cost $1,832,799)	2,138,521
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
1,715,364 shares (cost $14,582,887)	14,237,522
Global Securities Fund/VA - Service Class (OVGSS)
34,129 shares (cost $1,344,415)	1,381,208
All Asset Portfolio - Advisor Class (PMVAAD)
997,763 shares (cost $11,487,734)	10,955,439

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
178,427 shares (cost $1,962,341)	1,916,301
Low Duration Portfolio - Advisor Class (PMVLAD)
1,327,107 shares (cost $14,012,338)	14,080,609
Total Return Portfolio - Advisor Class (PMVTRD)
1,817,003 shares (cost $20,615,969)	19,950,696
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
297,356 shares (cost $1,900,441)	1,799,001
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
289,852 shares (cost $4,178,514)	3,895,606
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
424,431 shares (cost $5,731,159)	5,237,482
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
4,974,228 shares (cost $39,825,718)	40,142,018
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
56,458 shares (cost $1,363,945)	1,396,207
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
77,369 shares (cost $797,301)	807,730
VP UltraShort NASDAQ-100 (PROUSN)
227,482 shares (cost $434,490)	427,666
VP Access High Yield Fund (PROAHY)
3,034,021 shares (cost $89,575,742)	91,050,973
VP Asia 30 (PROA30)
48,605 shares (cost $2,662,754)	2,720,901
VP Banks (PROBNK)
99,236 shares (cost $1,544,870)	1,633,431
VP Basic Materials (PROBM)
45,452 shares (cost $2,393,375)	2,519,846
VP Bear (PROBR)
137,433 shares (cost $1,628,655)	1,562,613
VP Biotechnology (PROBIO)
122,623 shares (cost $6,531,492)	7,081,467
VP Bull (PROBL)
275,443 shares (cost $10,392,453)	10,433,770
VP Consumer Goods (PROCG)
27,389 shares (cost $1,328,565)	1,401,205
VP Consumer Services (PROCS)
89,460 shares (cost $4,799,147)	5,108,150
VP Emerging Markets (PROEM)
149,939 shares (cost $3,562,187)	3,580,536
VP Europe 30 (PROE30)
157,684 shares (cost $3,925,138)	4,079,298
VP Financials (PROFIN)
63,536 shares (cost $1,661,193)	1,777,732
VP Health Care (PROHC)
120,150 shares (cost $5,980,180)	6,211,742
VP Industrials (PROIND)
125,757 shares (cost $6,594,497)	7,200,859
VP International (PROINT)
195,658 shares (cost $4,499,190)	4,695,784

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VP Internet (PRONET)
	40,524 shares (cost $3,046,863)	3,265,401
VP Japan (PROJP)
	202,675 shares (cost $3,683,401)	3,830,559
VP NASDAQ-100 (PRON)
	340,750 shares (cost $10,198,607)	10,386,058
VP Oil & Gas (PROOG)
	74,981 shares (cost $3,770,099)	4,009,970
VP Pharmaceuticals (PROPHR)
	92,085 shares (cost $3,068,653)	3,148,374
VP Precious Metals (PROPM)
	93,340 shares (cost $2,138,940)	2,198,167
VP Real Estate (PRORE)
	38,568 shares (cost $2,033,850)	1,968,125
VP Rising Rates Opportunity (PRORRO)
	284,846 shares (cost $2,286,177)	2,315,795
VP Semiconductor (PROSCN)
	12,217 shares (cost $282,484)	297,115
VP Short Emerging Markets (PROSEM)
	20,228 shares (cost $266,572)	262,356
VP Short International (PROSIN)
	40,112 shares (cost $541,037)	515,845
VP Short NASDAQ-100 (PROSN)
	87,231 shares (cost $433,756)	423,071
VP Technology (PROTEC)
	178,085 shares (cost $3,869,848)	4,079,933
VP Telecommunications (PROTEL)
	47,078 shares (cost $413,805)	412,870
VP U.S. Government Plus (PROGVP)
	89,955 shares (cost $1,614,919)	1,593,100
VP UltraNASDAQ-100 (PROUN)
	156,527 shares (cost $8,028,000)	8,062,712
VP Utilities (PROUTL)
	38,102 shares (cost $1,332,593)	1,336,610
Global Managed Futures Strategy (RVMFU)
	169,499 shares (cost $3,177,774)	3,156,078
Variable Fund - Long Short Equity Fund (RSRF)
	543,862 shares (cost $6,683,787)	7,978,451
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
	344,542 shares (cost $12,137,496)	14,563,806
Variable Trust - Banking Fund (RBKF)
	111,378 shares (cost $1,564,274)	1,611,640
Variable Trust - Basic Materials Fund (RBMF)
	197,263 shares (cost $4,917,229)	4,896,072
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
	258,560 shares (cost $6,528,569)	7,580,982
Variable Trust - Biotechnology Fund (RBF)
	164,787 shares (cost $9,109,279)	9,526,361
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
	565,413 shares (cost $14,410,486)	15,158,710
Variable Trust - Commodities Strategy Fund (RVCMD)
	291,593 shares (cost $3,167,268)	3,163,779

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Variable Trust - Consumer Products Fund (RCPF)
137,883 shares (cost $7,615,624)	7,851,073
Variable Trust - Dow 2x Strategy Fund (RVLDD)
88,999 shares (cost $14,164,914)	15,127,209
Variable Trust - Electronics Fund (RELF)
55,161 shares (cost $2,061,607)	2,140,241
Variable Trust - Energy Fund (RENF)
262,480 shares (cost $7,961,305)	8,134,255
Variable Trust - Energy Services Fund (RESF)
352,216 shares (cost $7,924,698)	7,762,839
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
378,381 shares (cost $6,956,276)	7,083,296
Variable Trust - Financial Services Fund (RFSF)
263,634 shares (cost $5,148,122)	5,285,853
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
465,550 shares (cost $5,558,349)	5,256,064
Variable Trust - Health Care Fund (RHCF)
276,206 shares (cost $12,485,593)	13,506,459
Variable Trust - Internet Fund (RINF)
382,063 shares (cost $7,673,475)	8,210,539
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
379,044 shares (cost $1,760,885)	1,652,634
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
1,163,810 shares (cost $12,328,960)	12,394,577
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
55,985 shares (cost $719,419)	694,218
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
96,149 shares (cost $601,851)	589,392
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
122,344 shares (cost $1,332,041)	1,327,435
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
103,410 shares (cost $2,050,116)	2,017,524
Variable Trust - Japan 2x Strategy Fund (RLCJ)
87,106 shares (cost $2,417,348)	2,492,093
Variable Trust - Leisure Fund (RLF)
51,489 shares (cost $4,126,986)	4,912,607
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
137,473 shares (cost $4,562,389)	4,876,176
Variable Fund - Multi-Hedge Strategies (RVARS)
310,452 shares (cost $6,996,736)	7,062,775
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
457,653 shares (cost $19,504,936)	20,772,869
Variable Trust - NASDAQ-100(R) Fund (ROF)
634,340 shares (cost $18,464,685)	19,264,901
Variable Trust - Nova Fund (RNF)
216,583 shares (cost $28,432,443)	28,504,447
Variable Trust - Precious Metals Fund (RPMF)
1,425,034 shares (cost $10,462,507)	9,533,476
Variable Trust - Real Estate Fund (RREF)
241,146 shares (cost $7,599,969)	7,335,656

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Variable Trust - Retailing Fund (RRF)
226,289 shares (cost $4,728,482)	4,609,506
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
115,784 shares (cost $5,678,554)	5,994,130
Variable Trust - S&P 500 2x Strategy Fund (RTF)
66,279 shares (cost $14,550,088)	15,631,197
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
850,129 shares (cost $37,037,771)	40,474,631
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
309,175 shares (cost $39,626,007)	43,034,038
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
822,521 shares (cost $34,511,879)	35,384,847
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
176,807 shares (cost $20,186,666)	20,702,324
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
652,264 shares (cost $28,304,994)	29,782,357
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
89,668 shares (cost $12,766,032)	14,186,397
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
70,708 shares (cost $817,687)	808,895
Variable Trust - Technology Fund (RTEC)
482,392 shares (cost $5,820,128)	6,237,333
Variable Trust - Telecommunications Fund (RTEL)
98,443 shares (cost $993,342)	1,042,516
Variable Trust - Transportation Fund (RTRF)
391,969 shares (cost $8,994,276)	9,713,002
Variable Trust - Utilities Fund (RUTL)
202,798 shares (cost $4,284,400)	4,236,440
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
26,169 shares (cost $623,500)	623,352
SBL Fund - Series F (Floating Rate Strategies Series) (GVFRB)
175,759 shares (cost $4,435,591)	4,502,950
Series M (Macro Opportunities Series) (GSBLMO)
940 shares (cost $23,617)	23,721
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
125,215 shares (cost $3,679,903)	3,930,513
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
161,239 shares (cost $1,597,070)	1,665,600
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,323,946 shares (cost $26,928,056)	30,789,032

Total Investments	$1,358,678,343

Accounts Recievable-NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	3

Other Accounts Payable	(13,454)
Accounts Payable-Quality Bond Fund II - Primary Shares (FQB)	(7)

$1,358,664,885

Contract Owners’ Equity:
Accumulation units	1,358,551,505
Contracts in payout (annuitization) period (note 1f)	113,380

Total Contract Owners’ Equity (note 5)	$1,358,664,885

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	AAEIP3	AMVGS4	MLVGA3	CSCRS	DXVHY	IVBRA2	LZREMS
Reinvested dividends	$13,779,690	-	823	249,483	-	443,139	-	21,299
Mortality and expense risk charges (note 2)	(17,857,355)	(105)	(4,571)	(293,178)	(10,595)	(243,389)	(28)	(7,849)

Net investment income (loss)	(4,077,665)	(105)	(3,748)	(43,695)	(10,595)	199,750	(28)	13,450

Realized gain (loss) on investments	64,019,070	24	41,116	175,685	(57,091)	568,759	(344)	56,819
Change in unrealized gain (loss) on investments	44,182,999	2,583	40,851	1,440,776	(42,438)	(729,997)	(137)	(47,569)

Net gain (loss) on investments	108,202,069	2,607	81,967	1,616,461	(99,529)	(161,238)	(481)	9,250

Reinvested capital gains	17,616,463	-	-	967,072	-	-	-	8,864

Net increase (decrease) in contract owners’ equity resulting from operations	$121,740,867	2,502	78,219	2,539,838	(110,124)	38,512	(509)	31,564

Investment Activity:	MVGTAS	MGRFV	MSEMB	MSVGT2	VKVGR2	GVAAA2	HIBF3	GEM3
Reinvested dividends	$31,711	26	36,561	571	79,763	191,588	315,069	29,311
Mortality and expense risk charges (note 2)	(13,779)	(17)	(18,022)	(10,002)	(34,769)	(188,743)	(79,942)	(46,186)

Net investment income (loss)	17,932	9	18,539	(9,431)	44,994	2,845	235,127	(16,875)

Realized gain (loss) on investments	34,118	12	(13,421)	33,056	111,497	756,557	123,345	(189,727)
Change in unrealized gain (loss) on investments	16,629	22	(147,342)	69,608	(188,156)	1,373,775	(53,091)	(41,430)

Net gain (loss) on investments	50,747	34	(160,763)	102,664	(76,659)	2,130,332	70,254	(231,157)

Reinvested capital gains	-	-	11,377	-	-	3,562	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$68,679	43	(130,847)	93,233	(31,665)	2,136,739	305,381	(248,032)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVLCP2
Reinvested dividends	$49,097	82,983	100,765	103,822	370,635	209,757	102,402	52,210
Mortality and expense risk charges (note 2)	(31,314)	(46,158)	(68,802)	(94,685)	(207,186)	(113,248)	(70,009)	(68,767)

Net investment income (loss)	17,783	36,825	31,963	9,137	163,449	96,509	32,393	(16,557)

Realized gain (loss) on investments	159,803	103,929	142,754	159,717	789,283	583,547	165,771	(234,457)
Change in unrealized gain (loss) on investments	193,914	184,791	452,184	(101,140)	547,617	324,514	54,126	(4,088)

Net gain (loss) on investments	353,717	288,720	594,938	58,577	1,336,900	908,061	219,897	(238,545)

Reinvested capital gains	92,189	86,788	162,752	133,008	531,642	592,148	119,773	64,393

Net increase (decrease) in contract owners’ equity resulting from operations	$463,689	412,333	789,653	200,722	2,031,991	1,596,718	372,063	(190,709)

Investment Activity:	TRF3	GBF3	CAF2	GVIDA6	NVDBL6	NVDCA6	GVIDC6	GVIDM6
Reinvested dividends	$22,038	189,229	459	100,194	20,142	21,265	168,877	294,285
Mortality and expense risk charges (note 2)	(18,717)	(184,403)	(304)	(74,226)	(13,772)	(16,172)	(188,026)	(281,517)

Net investment income (loss)	3,321	4,826	155	25,968	6,370	5,093	(19,149)	12,768

Realized gain (loss) on investments	133,648	(638,445)	2,038	361,708	17,260	51,028	494,868	1,842,849
Change in unrealized gain (loss) on investments	216,452	(279,594)	2,773	739,105	83,045	87,182	(294,064)	815,971

Net gain (loss) on investments	350,100	(918,039)	4,811	1,100,813	100,305	138,210	200,804	2,658,820

Reinvested capital gains	-	122,098	-	-	9,029	16,740	146,841	-

Net increase (decrease) in contract owners’ equity resulting from operations	$353,421	(791,115)	4,966	1,126,781	115,704	160,043	328,496	2,671,588

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2	NVMLV2	NVMMG1
Reinvested dividends	$113,868	150,444	-	19,794	38,247	10,834	25,617	-
Mortality and expense risk charges (note 2)	(89,135)	(176,962)	(967)	(34,313)	(25,105)	(24,195)	(27,847)	(4,224)

Net investment income (loss)	24,733	(26,518)	(967)	(14,519)	13,142	(13,361)	(2,230)	(4,224)

Realized gain (loss) on investments	393,285	1,039,062	59	166,912	61,247	71,590	186,676	52,458
Change in unrealized gain (loss) on investments	802,612	(184,632)	-	215,241	214,872	277,293	199,992	29,612

Net gain (loss) on investments	1,195,897	854,430	59	382,153	276,119	348,883	386,668	82,070

Reinvested capital gains	-	119,799	-	-	-	128,436	89,414	19,304

Net increase (decrease) in contract owners’ equity resulting from operations	$1,220,630	947,711	(908)	367,634	289,261	463,958	473,852	97,150

Investment Activity:	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	MSBF	NVSTB2	NVRE2
Reinvested dividends	$-	53,701	-	19,965	4,216	4,929	75,165	1,528
Mortality and expense risk charges (note 2)	(37,735)	(62,835)	(16,084)	(25,164)	(39,529)	(1,657)	(82,206)	(705)

Net investment income (loss)	(37,735)	(9,134)	(16,084)	(5,199)	(35,313)	3,272	(7,041)	823

Realized gain (loss) on investments	320,648	724,313	67,646	227,309	316,079	(12,540)	(28,522)	(9,345)
Change in unrealized gain (loss) on investments	289,280	217,420	238,461	350,957	659,248	(4,918)	(27,046)	(3,957)

Net gain (loss) on investments	609,928	941,733	306,107	578,266	975,327	(17,458)	(55,568)	(13,302)

Reinvested capital gains	156,933	212,019	62,063	-	-	-	7,089	5,721

Net increase (decrease) in contract owners’ equity resulting from operations	$729,126	1,144,618	352,086	573,067	940,014	(14,186)	(55,520)	(6,758)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVMM2	NVLM2	NVLCA2	NCPG2	IDPG2	IDPGI2	NOVMH2	NOVPI2
Reinvested dividends	$-	19,023	-	92	74	185	-	183,896
Mortality and expense risk charges (note 2)	(3,164,691)	(16,832)	(4,626)	(12)	(6)	(15)	(34,371)	(256,881)

Net investment income (loss)	(3,164,691)	2,191	(4,626)	80	68	170	(34,371)	(72,985)

Realized gain (loss) on investments	-	5,959	491	(6)	-	-	(11,343)	544,953
Change in unrealized gain (loss) on investments	-	195,827	67,783	(9)	19	(65)	62,312	(151,428)

Net gain (loss) on investments	-	201,786	68,274	(15)	19	(65)	50,969	393,525

Reinvested capital gains	-	14,561	1,789	52	6	37	-	158,970

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,164,691)	218,538	65,437	117	93	142	16,598	479,510

Investment Activity:	NOTBBA	PMUBA	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3	FQB
Reinvested dividends	$-	48	24,116	110,353	127,809	1,995	130,543	214
Mortality and expense risk charges (note 2)	(46,089)	(63)	(10,591)	(66,638)	(120,273)	(4,870)	(104,426)	(66)

Net investment income (loss)	(46,089)	(15)	13,525	43,715	7,536	(2,875)	26,117	148

Realized gain (loss) on investments	(37,614)	(48)	40,951	613,441	(497,607)	31,386	503,743	3
Change in unrealized gain (loss) on investments	13,006	(43)	78,668	708,558	(696,245)	85,382	1,412,957	(164)

Net gain (loss) on investments	(24,608)	(91)	119,619	1,321,999	(1,193,852)	116,768	1,916,700	(161)

Reinvested capital gains	-	88	-	-	312,601	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(70,697)	(18)	133,144	1,365,714	(873,715)	113,893	1,942,817	(13)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVIS2	FTVMD2	FTVFA2
Reinvested dividends	$23,486	67,668	224,529	28,488	164,935	10,368	10,600	439,113
Mortality and expense risk charges (note 2)	(19,500)	(108,755)	(110,642)	(118,040)	(39,326)	(13,754)	(13,423)	(61,242)

Net investment income (loss)	3,986	(41,087)	113,887	(89,552)	125,609	(3,386)	(2,823)	377,871

Realized gain (loss) on investments	42,549	919,872	315,073	874,747	(41,253)	(12,698)	17,533	165,806
Change in unrealized gain (loss) on investments	151,416	1,153,511	570,118	1,630,072	(53,011)	126,345	249,261	(283,909)

Net gain (loss) on investments	193,965	2,073,383	885,191	2,504,819	(94,264)	113,647	266,794	(118,103)

Reinvested capital gains	4,370	2,333	630,416	10,496	-	-	44,056	640,381

Net increase (decrease) in contract owners’ equity resulting from operations	$202,321	2,034,629	1,629,494	2,425,763	31,345	110,261	308,027	900,149

Investment Activity:	SBVI	LPWHY2	OVGSS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD
Reinvested dividends	$32,145	782,864	55	522,368	38,655	188,891	529,672	35,046
Mortality and expense risk charges (note 2)	(26,317)	(84,900)	(5,503)	(188,054)	(29,280)	(221,616)	(402,875)	(31,314)

Net investment income (loss)	5,828	697,964	(5,448)	334,314	9,375	(32,725)	126,797	3,732

Realized gain (loss) on investments	2,168	8,582	111,215	92,788	(226,040)	(195,558)	(880,064)	(494,757)
Change in unrealized gain (loss) on investments	437,256	(345,365)	36,792	(686,985)	(26,223)	10,925	(530,567)	129,124

Net gain (loss) on investments	439,424	(336,783)	148,007	(594,197)	(252,263)	(184,633)	(1,410,631)	(365,633)

Reinvested capital gains	95,478	-	-	-	19,818	-	174,967	-

Net increase (decrease) in contract owners’ equity resulting from operations	$540,730	361,181	142,559	(259,883)	(223,070)	(217,358)	(1,108,867)	(361,901)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PROUSN	PROAHY	PROA30
Reinvested dividends	$405,205	46,200	2,220,244	10,702	78,266	-	1,564,120	466
Mortality and expense risk charges (note 2)	(110,308)	(71,559)	(566,190)	(17,224)	(22,108)	(17,016)	(779,657)	(21,025)

Net investment income (loss)	294,897	(25,359)	1,654,054	(6,522)	56,158	(17,016)	784,463	(20,559)

Realized gain (loss) on investments	(322,048)	(254,881)	820,865	(53,079)	(65,307)	(851,996)	(7,493)	53,721
Change in unrealized gain (loss) on investments	(915,097)	(270,908)	(1,000,671)	(23,262)	25,519	(1,110)	2,062,411	27,258

Net gain (loss) on investments	(1,237,145)	(525,789)	(179,806)	(76,341)	(39,788)	(853,106)	2,054,918	80,979

Reinvested capital gains	31,574	36,913	-	-	124,389	-	1,802,745	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(910,674)	(514,235)	1,474,248	(82,863)	140,759	(870,122)	4,642,126	60,420

Investment Activity:	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM
Reinvested dividends	$5,122	14,597	-	-	-	12,331	3,843	14,448
Mortality and expense risk charges (note 2)	(30,116)	(28,597)	(40,045)	(72,268)	(141,879)	(22,612)	(35,493)	(55,714)

Net investment income (loss)	(24,994)	(14,000)	(40,045)	(72,268)	(141,879)	(10,281)	(31,650)	(41,266)

Realized gain (loss) on investments	232,867	232,971	(934,894)	1,619,902	2,236,482	234,226	326,680	(82,581)
Change in unrealized gain (loss) on investments	37,916	82,649	(41,502)	640,287	(144,610)	64,045	280,122	(184,909)

Net gain (loss) on investments	270,783	315,620	(976,396)	2,260,189	2,091,872	298,271	606,802	(267,490)

Reinvested capital gains	-	-	-	-	88,396	-	4,356	-

Net increase (decrease) in contract owners’ equity resulting from operations	$245,789	301,620	(1,016,441)	2,187,921	2,038,389	287,990	579,508	(308,756)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET	PROJP	PRON
Reinvested dividends	$7,301	4,660	11,602	9,306	-	-	-	-
Mortality and expense risk charges (note 2)	(26,733)	(22,858)	(57,070)	(47,482)	(50,275)	(24,637)	(65,864)	(61,552)

Net investment income (loss)	(19,432)	(18,198)	(45,468)	(38,176)	(50,275)	(24,637)	(65,864)	(61,552)

Realized gain (loss) on investments	315,069	127,715	698,137	531,348	178,589	323,272	976,884	1,150,517
Change in unrealized gain (loss) on investments	94,799	107,653	233,035	582,633	37,134	211,946	114,740	187,545

Net gain (loss) on investments	409,868	235,368	931,172	1,113,981	215,723	535,218	1,091,624	1,338,062

Reinvested capital gains	-	-	-	-	199,907	88,106	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$390,436	217,170	885,704	1,075,805	365,355	598,687	1,025,760	1,276,510

Investment Activity:	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN
Reinvested dividends	$16,494	35,881	-	32,896	-	638	-	-
Mortality and expense risk charges (note 2)	(54,046)	(26,970)	(38,472)	(46,556)	(32,416)	(3,397)	(10,282)	(17,090)

Net investment income (loss)	(37,552)	8,911	(38,472)	(13,660)	(32,416)	(2,759)	(10,282)	(17,090)

Realized gain (loss) on investments	332,046	143,087	(1,401,346)	(19,451)	225,740	92,588	(205,980)	(178,548)
Change in unrealized gain (loss) on investments	273,605	100,994	283,161	(12,755)	26,570	15,235	24,886	(1,835)

Net gain (loss) on investments	605,651	244,081	(1,118,185)	(32,206)	252,310	107,823	(181,094)	(180,383)

Reinvested capital gains	146,333	97,347	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$714,432	350,339	(1,156,657)	(45,866)	219,894	105,064	(191,376)	(197,473)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL	RVMFU	RSRF
Reinvested dividends	$-	-	16,783	7,338	-	54,425	-	210
Mortality and expense risk charges (note 2)	(13,404)	(32,561)	(10,404)	(71,917)	(30,974)	(30,116)	(47,472)	(97,714)

Net investment income (loss)	(13,404)	(32,561)	6,379	(64,579)	(30,974)	24,309	(47,472)	(97,504)

Realized gain (loss) on investments	(348,186)	239,879	(142,268)	(1,098,956)	1,331,361	108,802	(463,482)	156,783
Change in unrealized gain (loss) on investments	(10,113)	274,000	115,045	(21,414)	(14,280)	(540)	533,137	966,197

Net gain (loss) on investments	(358,299)	513,879	(27,223)	(1,120,370)	1,317,081	108,262	69,655	1,122,980

Reinvested capital gains	-	-	25,407	303,700	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(371,703)	481,318	4,563	(881,249)	1,286,107	132,571	22,183	1,025,476

Investment Activity:	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD	RCPF
Reinvested dividends	$1,927	14,350	34,361	101,315	-	213,498	-	93,277
Mortality and expense risk charges (note 2)	(178,457)	(36,211)	(76,886)	(102,831)	(125,599)	(217,471)	(52,691)	(114,583)

Net investment income (loss)	(176,530)	(21,861)	(42,525)	(1,516)	(125,599)	(3,973)	(52,691)	(21,306)

Realized gain (loss) on investments	659,201	337,442	(508,850)	447,195	2,656,261	645,935	(78,601)	1,584,161
Change in unrealized gain (loss) on investments	1,861,640	(50,235)	58,743	607,293	523,250	150,597	(66,206)	267,878

Net gain (loss) on investments	2,520,841	287,207	(450,107)	1,054,488	3,179,511	796,532	(144,807)	1,852,039

Reinvested capital gains	-	186,293	244,947	-	-	323,037	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,344,311	451,639	(247,685)	1,052,972	3,053,912	1,115,596	(197,498)	1,830,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF
Reinvested dividends	$-	5,126	16,740	-	8,983	27,832	148,513	21,510
Mortality and expense risk charges (note 2)	(139,986)	(27,731)	(119,585)	(95,266)	(58,132)	(81,139)	(242,546)	(153,482)

Net investment income (loss)	(139,986)	(22,605)	(102,845)	(95,266)	(49,149)	(53,307)	(94,033)	(131,972)

Realized gain (loss) on investments	3,438,553	580,935	857,325	931,288	629,819	1,196,595	(10,076,113)	2,474,699
Change in unrealized gain (loss) on investments	916,252	14,646	748,448	157,143	(60,307)	34,793	(181,154)	1,029,362

Net gain (loss) on investments	4,354,805	595,581	1,605,773	1,088,431	569,512	1,231,388	(10,257,267)	3,504,061

Reinvested capital gains	-	-	119,075	283,573	-	-	1,193,928	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,214,819	572,976	1,622,003	1,276,738	520,363	1,178,081	(9,157,372)	3,372,089

Investment Activity:	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(69,123)	(51,467)	(95,905)	(14,202)	(20,299)	(25,452)	(62,514)	(37,709)

Net investment income (loss)	(69,123)	(51,467)	(95,905)	(14,202)	(20,299)	(25,452)	(62,514)	(37,709)

Realized gain (loss) on investments	867,754	(1,769,502)	158,167	(244,138)	(502,351)	(685,042)	(1,514,696)	648,771
Change in unrealized gain (loss) on investments	904,614	(153,594)	113,156	(17,759)	(2,299)	15,531	31,871	49,475

Net gain (loss) on investments	1,772,368	(1,923,096)	271,323	(261,897)	(504,650)	(669,511)	(1,482,825)	698,246

Reinvested capital gains	144,734	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,847,979	(1,974,563)	175,418	(276,099)	(524,949)	(694,963)	(1,545,339)	660,537

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	RLF	RMED	RVARS	RVF	ROF	RNF	RPMF	RREF
Reinvested dividends	$32,140	-	-	-	-	11,329	127,049	213,020
Mortality and expense risk charges (note 2)	(76,050)	(74,433)	(100,772)	(146,187)	(130,828)	(165,189)	(188,243)	(150,088)

Net investment income (loss)	(43,910)	(74,433)	(100,772)	(146,187)	(130,828)	(153,860)	(61,194)	62,932

Realized gain (loss) on investments	1,385,348	1,653,950	190,507	3,683,148	2,877,102	4,857,923	(10,909,563)	600,129
Change in unrealized gain (loss) on investments	477,732	139,312	(75,720)	1,362,512	761,861	(266,949)	1,267,214	(371,515)

Net gain (loss) on investments	1,863,080	1,793,262	114,787	5,045,660	3,638,963	4,590,974	(9,642,349)	228,614

Reinvested capital gains	-	-	-	1,814,037	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,819,170	1,718,829	14,015	6,713,510	3,508,135	4,437,114	(9,703,543)	291,546

Investment Activity:	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG
Reinvested dividends	$593	-	-	-	-	-	15,797	-
Mortality and expense risk charges (note 2)	(50,941)	(92,440)	(166,574)	(450,880)	(401,183)	(390,580)	(230,166)	(304,450)

Net investment income (loss)	(50,348)	(92,440)	(166,574)	(450,880)	(401,183)	(390,580)	(214,369)	(304,450)

Realized gain (loss) on investments	798,708	2,501,384	5,084,346	6,154,278	4,936,907	1,172,344	2,920,051	3,607,947
Change in unrealized gain (loss) on investments	(119,375)	246,587	1,081,013	3,284,925	2,931,792	2,615,495	235,438	1,418,422

Net gain (loss) on investments	679,333	2,747,971	6,165,359	9,439,203	7,868,699	3,787,839	3,155,489	5,026,369

Reinvested capital gains	414,916	-	-	-	-	2,460,732	-	1,443,441

Net increase (decrease) in contract owners’ equity resulting from operations	$1,043,901	2,655,531	5,998,785	8,988,323	7,467,516	5,857,991	2,941,120	6,165,360

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL	GVFRB
Reinvested dividends	$51,787	-	-	24,651	-	167,299	-	-
Mortality and expense risk charges (note 2)	(158,159)	(16,687)	(69,183)	(15,353)	(105,857)	(76,070)	(7,580)	(32,883)

Net investment income (loss)	(106,372)	(16,687)	(69,183)	9,298	(105,857)	91,229	(7,580)	(32,883)

Realized gain (loss) on investments	1,956,823	(138,329)	751,386	103,880	2,256,698	430,793	(39,910)	43,993
Change in unrealized gain (loss) on investments	1,241,525	45,008	716,074	52,697	467,263	35,374	407	67,360

Net gain (loss) on investments	3,198,348	(93,321)	1,467,460	156,577	2,723,961	466,167	(39,503)	111,353

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,091,976	(110,008)	1,398,277	165,875	2,618,104	557,396	(47,083)	78,470

Investment Activity:	GSBLMO	VWHA	VWAR	WRASP	RVAAS	RVACS	RVAMS	RVDFA
Reinvested dividends	$-	15,037	-	269,911	7,859	44,535	35,130	-
Mortality and expense risk charges (note 2)	(28)	(44,612)	(32,041)	(331,045)	(9,605)	(23,799)	(39,760)	(108,734)

Net investment income (loss)	(28)	(29,575)	(32,041)	(61,134)	(1,746)	20,736	(4,630)	(108,734)

Realized gain (loss) on investments	-	1,814	6,702	2,467,510	62,397	151,787	375,116	1,131,888
Change in unrealized gain (loss) on investments	105	229,262	64,314	2,588,277	3,317	(81,771)	(83,431)	448,399

Net gain (loss) on investments	105	231,076	71,016	5,055,787	65,714	70,016	291,685	1,580,287

Reinvested capital gains	-	42,986	16,118	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$77	244,487	55,093	4,994,653	63,968	90,752	287,055	1,471,553

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	RVDSR
Reinvested dividends	$-
Mortality and expense risk charges (note 2)	(133,480)

Net investment income (loss)	(133,480)

Realized gain (loss) on investments	2,701,315
Change in unrealized gain (loss) on investments	(649,204)

Net gain (loss) on investments	2,052,111

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,918,631

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		AAEIP3		AMVGS4		MLVGA3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(4,077,665)	(3,575,782)	(105)	-	(3,748)	-	(43,695)	(26,058)
Realized gain (loss) on investments	64,019,070	28,986,791	24	-	41,116	-	175,685	(187,107)
Change in unrealized gain (loss) on investments	44,182,999	18,107,651	2,583	-	40,851	-	1,440,776	1,842,464
Reinvested capital gains	17,616,463	18,501,679	-	-	-	-	967,072	62,011

Net increase (decrease) in contract owners’ equity resulting from operations	121,740,867	62,020,339	2,502	-	78,219	-	2,539,838	1,691,310

Equity transactions:
Purchase payments received from contract owners (note 3)	294,458,646	201,408,291	12,859	-	238,694	-	3,156,303	1,265,617
Transfers between funds	-	-	144,478	-	800,223	-	2,679,345	(3,443,930)
Redemptions (note 3)	(203,208,338)	(174,982,576)	-	-	(1,840)	-	(2,197,328)	(2,652,714)
Annuity benefits	(5,930)	(35,006)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,264)	(1,481)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(792,711)	(1,136,874)	-	-	-	-	(6,703)	(14,621)
Adjustments to maintain reserves	(20,232)	(1,206)	3	-	(6)	-	(223)	(81)

Net equity transactions	90,430,171	25,251,148	157,340	-	1,037,071	-	3,631,394	(4,845,729)

Net change in contract owners’ equity	212,171,038	87,271,487	159,842	-	1,115,290	-	6,171,232	(3,154,419)
Contract owners’ equity beginning of period	1,146,493,847	1,059,222,360	-	-	-	-	18,765,559	21,919,978

Contract owners’ equity end of period	$1,358,664,885	1,146,493,847	159,842	-	1,115,290	-	24,936,791	18,765,559

CHANGES IN UNITS:
Beginning units	105,261,098	101,178,798	-	-	-	-	1,703,212	2,154,758
Units purchased	851,997,208	712,984,447	15,481	-	195,979	-	1,006,686	991,209
Units redeemed	(850,274,638)	(708,902,147)	(65)	-	(98,789)	-	(689,041)	(1,442,755)

Ending units	106,983,668	105,261,098	15,416	-	97,190	-	2,020,857	1,703,212

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	CSCRS		DXVHY		IVBRA2		LZREMS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(10,595)	(26,776)	199,750	319,901	(28)	-	13,450	-
Realized gain (loss) on investments	(57,091)	(473,132)	568,759	267,554	(344)	-	56,819	-
Change in unrealized gain (loss) on investments	(42,438)	484,460	(729,997)	769,705	(137)	-	(47,569)	-
Reinvested capital gains	-	-	-	-	-	-	8,864	-

Net increase (decrease) in contract owners’ equity resulting from operations	(110,124)	(15,448)	38,512	1,357,160	(509)	-	31,564	-

Equity transactions:
Purchase payments received from contract owners (note 3)	99,808	280,959	589,807	742,536	12,188	-	404,836	-
Transfers between funds	(31,220)	(1,635,005)	(32,126,407)	36,297,775	88,197	-	1,105,242	-
Redemptions (note 3)	(37,405)	(121,042)	(1,354,260)	(2,958,142)	-	-	(6,797)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(111)	(612)	(5,007)	(1,991)	-	-	(24)	-
Adjustments to maintain reserves	(16)	(83)	(85)	23,570	(12)	-	(3)	-

Net equity transactions	31,056	(1,475,783)	(32,895,952)	34,103,748	100,373	-	1,503,254	-

Net change in contract owners’ equity	(79,068)	(1,491,231)	(32,857,440)	35,460,908	99,864	-	1,534,818	-
Contract owners’ equity beginning of period	757,682	2,248,913	35,460,908	-	-	-	-	-

Contract owners’ equity end of period	$678,614	757,682	2,603,468	35,460,908	99,864	-	1,534,818	-

CHANGES IN UNITS:
Beginning units	76,969	220,959	3,380,507	-	-	-	-	-
Units purchased	83,445	72,732	3,156,592	6,371,012	14,066	-	256,179	-
Units redeemed	(82,511)	(216,722)	(6,293,891)	(2,990,505)	(4,085)	-	(100,406)	-

Ending units	77,903	76,969	243,208	3,380,507	9,981	-	155,773	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MVGTAS		MGRFV		MSEMB		MSVGT2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$17,932	1,389	9	-	18,539	3,820	(9,431)	929
Realized gain (loss) on investments	34,118	3,535	12	-	(13,421)	45,459	33,056	11,345
Change in unrealized gain (loss) on investments	16,629	21,086	22	-	(147,342)	51,839	69,608	6,030
Reinvested capital gains	-	-	-	-	11,377	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,679	26,010	43	-	(130,847)	101,118	93,233	18,304

Equity transactions:
Purchase payments received from contract owners (note 3)	507,589	201,822	5,000	-	941,983	200,984	397,922	167,073
Transfers between funds	324,082	358,860	2,686	-	(597,230)	743,435	386,811	(8,118)
Redemptions (note 3)	(126,168)	(20,978)	-	-	(146,374)	(33,184)	(38,983)	(3,039)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(495)	(14)	-	-	(1,549)	(380)	(831)	-
Adjustments to maintain reserves	(28)	(26)	-	-	(22)	(45)	(38)	7

Net equity transactions	704,980	539,664	7,686	-	196,808	910,810	744,881	155,923

Net change in contract owners’ equity	773,659	565,674	7,729	-	65,961	1,011,928	838,114	174,227
Contract owners’ equity beginning of period	665,915	100,241	-	-	1,399,443	387,515	229,892	55,665

Contract owners’ equity end of period	$1,439,574	665,915	7,729	-	1,465,404	1,399,443	1,068,006	229,892

CHANGES IN UNITS:
Beginning units	65,019	10,601	-	-	116,382	37,475	23,083	6,278
Units purchased	129,559	70,071	1,083	-	172,040	132,722	342,927	38,414
Units redeemed	(62,312)	(15,653)	(314)	-	(152,093)	(53,815)	(271,783)	(21,609)

Ending units	132,266	65,019	769	-	136,329	116,382	94,227	23,083

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VKVGR2		GVAAA2		HIBF3		GEM3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$44,994	(6,401)	2,845	(8,546)	235,127	6,925	(16,875)	(13,659)
Realized gain (loss) on investments	111,497	30,630	756,557	158,965	123,345	4,409,338	(189,727)	(134,917)
Change in unrealized gain (loss) on investments	(188,156)	127,981	1,373,775	203,756	(53,091)	(265,126)	(41,430)	356,961
Reinvested capital gains	-	-	3,562	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(31,665)	152,210	2,136,739	354,175	305,381	4,151,137	(248,032)	208,385

Equity transactions:
Purchase payments received from contract owners (note 3)	1,493,254	184,890	3,696,504	908,029	38,814	2,280,194	942,277	667,920
Transfers between funds	(196,874)	1,186,152	8,677,724	3,512,172	(1,441,463)	(66,219,161)	913,407	197,693
Redemptions (note 3)	(132,569)	(38,500)	(1,097,516)	(702,273)	(519,212)	(3,181,170)	(407,946)	(387,191)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(800)	-	(22,456)	(1,418)	(3,947)	(4,896)	(415)	(1,198)
Adjustments to maintain reserves	(63)	(70)	(71)	(51)	(85)	(98)	(71)	(61)

Net equity transactions	1,162,948	1,332,472	11,254,185	3,716,459	(1,925,893)	(67,125,131)	1,447,252	477,163

Net change in contract owners’ equity	1,131,283	1,484,682	13,390,924	4,070,634	(1,620,512)	(62,973,994)	1,199,220	685,548
Contract owners’ equity beginning of period	1,569,234	84,552	4,926,147	855,513	6,431,471	69,405,465	1,930,557	1,245,009

Contract owners’ equity end of period	$2,700,517	1,569,234	18,317,071	4,926,147	4,810,959	6,431,471	3,129,777	1,930,557

CHANGES IN UNITS:
Beginning units	147,631	10,187	463,618	91,567	435,367	5,343,722	190,632	134,567
Units purchased	229,386	174,323	1,556,647	768,579	19,496	746,356	770,468	157,419
Units redeemed	(124,469)	(36,879)	(598,199)	(396,528)	(146,785)	(5,654,711)	(648,761)	(101,354)

Ending units	252,548	147,631	1,422,066	463,618	308,078	435,367	312,339	190,632

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$17,783	(2,657)	36,825	(204)	31,963	(3,322)	9,137	29,858
Realized gain (loss) on investments	159,803	(12,046)	103,929	3,865	142,754	(7,788)	159,717	64,722
Change in unrealized gain (loss) on investments	193,914	45,084	184,791	172,460	452,184	191,856	(101,140)	164,371
Reinvested capital gains	92,189	16,919	86,788	34,084	162,752	36,736	133,008	118,010

Net increase (decrease) in contract owners’ equity resulting from operations	463,689	47,300	412,333	210,205	789,653	217,482	200,722	376,961

Equity transactions:
Purchase payments received from contract owners (note 3)	225,421	113,306	4,150,596	841,090	4,037,718	189,440	880,424	466,830
Transfers between funds	3,762,622	(297,712)	1,126,906	(192,391)	467,997	638,861	(1,671,436)	2,319,524
Redemptions (note 3)	(50,170)	(27,167)	(346,137)	(358,101)	(309,147)	(208,082)	(1,828,724)	(1,334,234)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,915)	-	(43)	(8,008)	(41)	(1,628)	(1,878)	(16,308)
Adjustments to maintain reserves	(40)	1	(40)	(66)	(89)	(32)	(90)	(75)

Net equity transactions	3,935,918	(211,572)	4,931,282	282,524	4,196,438	618,559	(2,621,704)	1,435,737

Net change in contract owners’ equity	4,399,607	(164,272)	5,343,615	492,729	4,986,091	836,041	(2,420,982)	1,812,698
Contract owners’ equity beginning of period	198,613	362,885	2,507,709	2,014,980	2,548,266	1,712,225	7,479,943	5,667,245

Contract owners’ equity end of period	$4,598,220	198,613	7,851,324	2,507,709	7,534,357	2,548,266	5,058,961	7,479,943

CHANGES IN UNITS:
Beginning units	17,631	36,757	217,237	189,389	225,897	168,205	685,218	547,754
Units purchased	874,594	17,975	521,385	196,189	402,431	138,502	502,734	595,548
Units redeemed	(574,475)	(37,101)	(117,611)	(168,341)	(66,946)	(80,810)	(737,957)	(458,084)

Ending units	317,750	17,631	621,011	217,237	561,382	225,897	449,995	685,218

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCMD2		NVCMA2		NVCMC2		NVLCP2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$163,449	(8,986)	96,509	(3,657)	32,393	4,035	(16,557)	36,355
Realized gain (loss) on investments	789,283	59,098	583,547	(2,225)	165,771	30,337	(234,457)	202,674
Change in unrealized gain (loss) on investments	547,617	314,688	324,514	177,376	54,126	65,292	(4,088)	(98,161)
Reinvested capital gains	531,642	65,544	592,148	45,571	119,773	37,911	64,393	156,859

Net increase (decrease) in contract owners’ equity resulting from operations	2,031,991	430,344	1,596,718	217,065	372,063	137,575	(190,709)	297,727

Equity transactions:
Purchase payments received from contract owners (note 3)	3,958,858	184,426	1,300,921	209,769	467,348	243,832	454,908	471,410
Transfers between funds	16,695,550	76,332	11,828,365	(286,167)	3,171,827	920,990	(3,555,431)	4,229,758
Redemptions (note 3)	(1,360,011)	(800,474)	(726,458)	(303,594)	(317,635)	(204,754)	(528,488)	(585,846)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(11,292)	(3,746)	-	(5,457)	(41)	(263)	(1,328)	(4,070)
Adjustments to maintain reserves	(51)	(40)	(62)	(27)	(48)	(48)	(45)	(81)

Net equity transactions	19,283,054	(543,502)	12,402,766	(385,476)	3,321,451	959,757	(3,630,384)	4,111,171

Net change in contract owners’ equity	21,315,045	(113,158)	13,999,484	(168,411)	3,693,514	1,097,332	(3,821,093)	4,408,898
Contract owners’ equity beginning of period	3,517,624	3,630,782	1,511,711	1,680,122	2,488,745	1,391,413	6,868,065	2,459,167

Contract owners’ equity end of period	$24,832,669	3,517,624	15,511,195	1,511,711	6,182,259	2,488,745	3,046,972	6,868,065

CHANGES IN UNITS:
Beginning units	311,040	354,699	133,371	167,695	222,877	135,890	635,977	239,858
Units purchased	3,004,497	243,899	1,970,878	66,073	635,781	177,890	533,458	1,711,766
Units redeemed	(1,404,859)	(287,558)	(982,883)	(100,397)	(349,777)	(90,903)	(877,780)	(1,315,647)

Ending units	1,910,678	311,040	1,121,366	133,371	508,881	222,877	291,655	635,977

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRF3		GBF3		CAF2		GVIDA6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,321	4,901	4,826	121,110	155	-	25,968	7,558
Realized gain (loss) on investments	133,648	37,413	(638,445)	(206,601)	2,038	-	361,708	171,127
Change in unrealized gain (loss) on investments	216,452	57,205	(279,594)	(286,571)	2,773	-	739,105	419,434
Reinvested capital gains	-	-	122,098	664,845	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	353,421	99,519	(791,115)	292,783	4,966	-	1,126,781	598,119

Equity transactions:
Purchase payments received from contract owners (note 3)	101,235	46,267	263,072	713,623	28,645	-	636,739	73,761
Transfers between funds	756,871	676,327	(5,344,272)	(4,544,507)	53,574	-	652,270	98,783
Redemptions (note 3)	(410,149)	(180,163)	(3,252,053)	(2,792,582)	(353)	-	(382,130)	(791,529)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(237)	(1,454)	(24,842)	(17,234)	-	-	(433)	(1,516)
Adjustments to maintain reserves	(1,154)	(992)	(118)	(151)	1	-	(61)	(31)

Net equity transactions	446,566	539,985	(8,358,213)	(6,640,851)	81,867	-	906,385	(620,532)

Net change in contract owners’ equity	799,987	639,504	(9,149,328)	(6,348,068)	86,833	-	2,033,166	(22,413)
Contract owners’ equity beginning of period	1,054,346	414,842	18,225,025	24,573,093	-	-	4,419,224	4,441,637

Contract owners’ equity end of period	$1,854,333	1,054,346	9,075,697	18,225,025	86,833	-	6,452,390	4,419,224

CHANGES IN UNITS:
Beginning units	83,029	35,854	1,281,066	1,741,410	-	-	323,301	370,983
Units purchased	74,177	76,490	661,779	529,587	15,319	-	148,456	34,220
Units redeemed	(43,280)	(29,315)	(1,272,902)	(989,931)	(7,962)	-	(92,380)	(81,902)

Ending units	113,926	83,029	669,943	1,281,066	7,357	-	379,377	323,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVDBL6		NVDCA6		GVIDC6		GVIDM6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$6,370	6,195	5,093	112	(19,149)	44,727	12,768	22,183
Realized gain (loss) on investments	17,260	7,426	51,028	4,346	494,868	267,323	1,842,849	1,132,096
Change in unrealized gain (loss) on investments	83,045	19,473	87,182	53,743	(294,064)	39,841	815,971	969,630
Reinvested capital gains	9,029	8,734	16,740	8,895	146,841	214,211	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	115,704	41,828	160,043	67,096	328,496	566,102	2,671,588	2,123,909

Equity transactions:
Purchase payments received from contract owners (note 3)	265,821	59,794	400,571	5,911	1,931,588	633,234	879,783	525,451
Transfers between funds	11,815	486,919	190,528	29,601	(4,654,491)	(408,537)	(5,452,156)	1,484,321
Redemptions (note 3)	(59,390)	(31,039)	(59,062)	(35,445)	(3,182,621)	(2,063,818)	(1,911,117)	(4,696,829)
Annuity benefits	-	-	-	-	-	-	(4,807)	(4,446)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(91)	(421)	(444)	(17,363)	(8,167)	(3,201)	(6,489)
Adjustments to maintain reserves	(37)	(23)	(37)	(33)	(100)	(32)	(131)	(110)

Net equity transactions	218,209	515,560	531,579	(410)	(5,922,987)	(1,847,320)	(6,491,629)	(2,698,102)

Net change in contract owners’ equity	333,913	557,388	691,622	66,686	(5,594,491)	(1,281,218)	(3,820,041)	(574,193)
Contract owners’ equity beginning of period	994,694	437,306	585,042	518,356	15,505,928	16,787,146	22,763,823	23,338,016

Contract owners’ equity end of period	$1,328,607	994,694	1,276,664	585,042	9,911,437	15,505,928	18,943,782	22,763,823

CHANGES IN UNITS:
Beginning units	88,965	42,375	51,664	50,520	1,240,205	1,390,326	1,698,729	1,903,557
Units purchased	31,513	72,200	78,309	28,024	419,872	364,746	351,230	472,277
Units redeemed	(14,245)	(25,610)	(33,588)	(26,880)	(891,381)	(514,867)	(819,232)	(677,105)

Ending units	106,233	88,965	96,385	51,664	768,696	1,240,205	1,230,727	1,698,729

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMA6		GVDMC6		SAM		NVMIG6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$24,733	9,106	(26,518)	32,378	(967)	(894)	(14,519)	(14,563)
Realized gain (loss) on investments	393,285	421,465	1,039,062	358,450	59	-	166,912	(48,740)
Change in unrealized gain (loss) on investments	802,612	375,404	(184,632)	489,106	-	-	215,241	238,279
Reinvested capital gains	-	-	119,799	63,411	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,220,630	805,975	947,711	943,345	(908)	(894)	367,634	174,976

Equity transactions:
Purchase payments received from contract owners (note 3)	217,543	108,431	242,926	392,006	475	(2)	479,037	258,246
Transfers between funds	620,837	(1,620,641)	(4,363,535)	1,532,729	(13,236)	61,581	1,075,348	41,734
Redemptions (note 3)	(1,044,644)	(770,617)	(2,122,906)	(2,349,541)	22	(4,151)	(531,363)	(152,462)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(48)	(53)	-	-
Contingent deferred sales charges (note 2)	(9,430)	(1,951)	(6,305)	(2,514)	-	-	(1,627)	(855)
Adjustments to maintain reserves	(56)	(82)	(87)	(71)	-	(6)	(53)	(93)

Net equity transactions	(215,750)	(2,284,860)	(6,249,907)	(427,391)	(12,787)	57,369	1,021,342	146,570

Net change in contract owners’ equity	1,004,880	(1,478,885)	(5,302,196)	515,954	(13,695)	56,475	1,388,976	321,546
Contract owners’ equity beginning of period	6,069,951	7,548,836	14,897,003	14,381,049	84,301	27,826	1,708,592	1,387,046

Contract owners’ equity end of period	$7,074,831	6,069,951	9,594,807	14,897,003	70,606	84,301	3,097,568	1,708,592

CHANGES IN UNITS:
Beginning units	441,954	617,750	1,136,193	1,162,051	8,730	2,844	146,827	134,318
Units purchased	114,067	52,079	160,245	269,773	-	6,321	247,591	93,844
Units redeemed	(128,725)	(227,875)	(625,386)	(295,631)	(1,322)	(435)	(169,563)	(81,335)

Ending units	427,296	441,954	671,052	1,136,193	7,408	8,730	224,855	146,827

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDIV6		NVMLG2		NVMLV2		NVMMG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$13,142	(8,478)	(13,361)	(11,779)	(2,230)	1,044	(4,224)	(4,614)
Realized gain (loss) on investments	61,247	(41,858)	71,590	9,304	186,676	13,356	52,458	34,058
Change in unrealized gain (loss) on investments	214,872	161,506	277,293	34,989	199,992	81,377	29,612	(15,528)
Reinvested capital gains	-	-	128,436	29,675	89,414	-	19,304	31,365

Net increase (decrease) in contract owners’ equity resulting from operations	289,261	111,170	463,958	62,189	473,852	95,777	97,150	45,281

Equity transactions:
Purchase payments received from contract owners (note 3)	445,213	132,399	351,027	580,511	783,427	370,017	-	2,160
Transfers between funds	1,098,747	88,727	471,142	139,313	462,709	58,114	(91,010)	(20,000)
Redemptions (note 3)	(271,057)	(23,029)	(98,809)	(57,212)	(80,445)	(8,728)	(18,483)	(65,231)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,887)	(54)	(200)	(73)	-	-	-	-
Adjustments to maintain reserves	(31)	(29)	(96)	(26)	(43)	(12)	(28)	4

Net equity transactions	1,270,985	198,014	723,064	662,513	1,165,648	419,391	(109,521)	(83,067)

Net change in contract owners’ equity	1,560,246	309,184	1,187,022	724,702	1,639,500	515,168	(12,371)	(37,786)
Contract owners’ equity beginning of period	1,004,054	694,870	1,216,799	492,097	950,777	435,609	311,905	349,691

Contract owners’ equity end of period	$2,564,300	1,004,054	2,403,821	1,216,799	2,590,277	950,777	299,534	311,905

CHANGES IN UNITS:
Beginning units	96,323	75,748	103,904	47,841	85,985	45,504	18,910	24,039
Units purchased	204,927	47,450	99,083	138,011	181,289	74,727	-	130
Units redeemed	(91,053)	(26,875)	(49,598)	(81,948)	(90,013)	(34,246)	(5,645)	(5,259)

Ending units	210,197	96,323	153,389	103,904	177,261	85,985	13,265	18,910

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMMG2		NVMMV2		SCGF3		SCVF3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(37,735)	(19,707)	(9,134)	2,120	(16,084)	(7,315)	(5,199)	(2,896)
Realized gain (loss) on investments	320,648	31,175	724,313	(18,906)	67,646	(10,882)	227,309	85,557
Change in unrealized gain (loss) on investments	289,280	4,301	217,420	25,132	238,461	73,788	350,957	70,935
Reinvested capital gains	156,933	119,453	212,019	115,791	62,063	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	729,126	135,222	1,144,618	124,137	352,086	55,591	573,067	153,596

Equity transactions:
Purchase payments received from contract owners (note 3)	575,128	340,556	1,084,807	96,682	287,440	141,549	789,180	37,339
Transfers between funds	(224,966)	(157,849)	1,881,668	611,558	634,125	(123,950)	628,406	252,352
Redemptions (note 3)	(242,357)	(218,577)	(458,566)	(39,776)	(71,550)	(61,409)	(243,347)	(132,906)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(510)	(92)	(1,264)	(77)	(752)	-	(1,630)	-
Adjustments to maintain reserves	(70)	(43)	(127)	(53)	(76)	(35)	(111)	(45)

Net equity transactions	107,225	(36,005)	2,506,518	668,334	849,187	(43,845)	1,172,498	156,740

Net change in contract owners’ equity	836,351	99,217	3,651,136	792,471	1,201,273	11,746	1,745,565	310,336
Contract owners’ equity beginning of period	1,701,976	1,602,759	1,397,941	605,470	527,377	515,631	968,868	658,532

Contract owners’ equity end of period	$2,538,327	1,701,976	5,049,077	1,397,941	1,728,650	527,377	2,714,433	968,868

CHANGES IN UNITS:
Beginning units	142,567	148,078	117,223	57,643	47,661	51,142	65,799	49,161
Units purchased	875,228	127,797	1,339,624	82,926	88,181	22,104	155,610	52,263
Units redeemed	(862,082)	(133,308)	(1,142,493)	(23,346)	(26,935)	(25,585)	(89,078)	(35,625)

Ending units	155,713	142,567	314,354	117,223	108,907	47,661	132,331	65,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCF3		MSBF		NVSTB2		NVRE2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(35,313)	(30,292)	3,272	-	(7,041)	18,191	823	-
Realized gain (loss) on investments	316,079	103,464	(12,540)	-	(28,522)	62,449	(9,345)	-
Change in unrealized gain (loss) on investments	659,248	241,846	(4,918)	-	(27,046)	15,181	(3,957)	-
Reinvested capital gains	-	-	-	-	7,089	-	5,721	-

Net increase (decrease) in contract owners’ equity resulting from operations	940,014	315,018	(14,186)	-	(55,520)	95,821	(6,758)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	224,357	220,452	109,026	-	1,704,302	537,728	103,533	-
Transfers between funds	(335,768)	(237,882)	357,422	-	(839,416)	2,209,519	49,501	-
Redemptions (note 3)	(171,386)	(194,139)	(11,391)	-	(668,469)	(686,072)	(635)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(694)	(717)	(39)	-	(1,313)	(2,270)	-	-
Adjustments to maintain reserves	(119)	(104)	(18)	-	(72)	(5)	4	-

Net equity transactions	(283,610)	(212,390)	455,000	-	195,032	2,058,900	152,403	-

Net change in contract owners’ equity	656,404	102,628	440,814	-	139,512	2,154,721	145,645	-
Contract owners’ equity beginning of period	2,626,810	2,524,182	-	-	6,575,235	4,420,514	-	-

Contract owners’ equity end of period	$3,283,214	2,626,810	440,814	-	6,714,747	6,575,235	145,645	-

CHANGES IN UNITS:
Beginning units	156,996	171,964	-	-	648,630	443,708	-	-
Units purchased	39,894	36,545	85,876	-	879,301	807,112	24,663	-
Units redeemed	(54,881)	(51,513)	(39,805)	-	(857,285)	(602,190)	(9,021)	-

Ending units	142,009	156,996	46,071	-	670,646	648,630	15,642	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMM2		NVLM2		NVLCA2		NCPG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,164,691)	(3,075,181)	2,191	-	(4,626)	-	80	-
Realized gain (loss) on investments	-	-	5,959	-	491	-	(6)	-
Change in unrealized gain (loss) on investments	-	-	195,827	-	67,783	-	(9)	-
Reinvested capital gains	-	-	14,561	-	1,789	-	52	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,164,691)	(3,075,181)	218,538	-	65,437	-	117	-

Equity transactions:
Purchase payments received from contract owners (note 3)	130,073,784	113,028,225	2,647,665	-	359,779	-	-	-
Transfers between funds	(121,774,219)	(97,623,997)	(22,201)	-	395,175	-	5,928	-
Redemptions (note 3)	(53,031,977)	(50,142,716)	(80,475)	-	(2,852)	-	-	-
Annuity benefits	(158)	(1,945)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(258,332)	(295,264)	-	-	-	-	-	-
Adjustments to maintain reserves	(196)	(283)	(8)	-	-	-	1	-

Net equity transactions	(44,991,098)	(35,035,980)	2,544,981	-	752,102	-	5,929	-

Net change in contract owners’ equity	(48,155,789)	(38,111,161)	2,763,519	-	817,539	-	6,046	-
Contract owners’ equity beginning of period	196,942,904	235,054,065	-	-	-	-	-	-

Contract owners’ equity end of period	$148,787,115	196,942,904	2,763,519	-	817,539	-	6,046	-

CHANGES IN UNITS:
Beginning units	20,569,054	24,210,354	-	-	-	-	-	-
Units purchased	235,096,151	187,570,167	297,987	-	72,254	-	1,156	-
Units redeemed	(239,880,807)	(191,211,467)	(58,516)	-	(2,888)	-	(572)	-

Ending units	15,784,398	20,569,054	239,471	-	69,366	-	584	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	IDPG2		IDPGI2		NOVMH2		NOVPI2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$68	-	170	-	(34,371)	(7,458)	(72,985)	(183,137)
Realized gain (loss) on investments	-	-	-	-	(11,343)	(4,087)	544,953	142,272
Change in unrealized gain (loss) on investments	19	-	(65)	-	62,312	(22,764)	(151,428)	238,769
Reinvested capital gains	6	-	37	-	-	-	158,970	-

Net increase (decrease) in contract owners’ equity resulting from operations	93	-	142	-	16,598	(34,309)	479,510	197,904

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	1,348,143	1,176,740	5,974,699	6,084,954
Transfers between funds	4,777	-	11,793	-	(28,720)	121,957	(2,069,212)	22,211,600
Redemptions (note 3)	-	-	-	-	(98,858)	(12,480)	(16,587,294)	(2,187,752)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(3,057)	-	(1,944)	(5,183)
Adjustments to maintain reserves	3	-	(3)	-	10	(9)	5,279	(81)

Net equity transactions	4,780	-	11,790	-	1,217,518	1,286,208	(12,678,472)	26,103,538

Net change in contract owners’ equity	4,873	-	11,932	-	1,234,116	1,251,899	(12,198,962)	26,301,442
Contract owners’ equity beginning of period	-	-	-	-	1,251,899	-	26,301,442	-

Contract owners’ equity end of period	$4,873	-	11,932	-	2,486,015	1,251,899	14,102,480	26,301,442

CHANGES IN UNITS:
Beginning units	-	-	-	-	130,290	-	2,580,347	-
Units purchased	472	-	1,163	-	195,853	144,837	1,725,269	3,878,442
Units redeemed	-	-	-	-	(73,141)	(14,547)	(2,962,583)	(1,298,095)

Ending units	472	-	1,163	-	253,002	130,290	1,343,033	2,580,347

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NOTBBA		PMUBA		ALVBWB		ACVIG3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(46,089)	-	(15)	-	13,525	185	43,715	28,656
Realized gain (loss) on investments	(37,614)	-	(48)	-	40,951	27,174	613,441	470,369
Change in unrealized gain (loss) on investments	13,006	-	(43)	-	78,668	2,496	708,558	68,430
Reinvested capital gains	-	-	88	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(70,697)	-	(18)	-	133,144	29,855	1,365,714	567,455

Equity transactions:
Purchase payments received from contract owners (note 3)	10,126,395	-	45,899	-	85,854	255,250	559,681	304,990
Transfers between funds	786,314	-	229,708	-	(1,658,309)	2,485,664	338,380	(174,951)
Redemptions (note 3)	(188,705)	-	(123)	-	(100,895)	(27,804)	(723,833)	(957,017)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(315)	(1,689)	(3,877)
Adjustments to maintain reserves	(32)	-	(2)	-	(29)	(35)	(98)	(70)

Net equity transactions	10,723,972	-	275,482	-	(1,673,379)	2,712,760	172,441	(830,925)

Net change in contract owners’ equity	10,653,275	-	275,464	-	(1,540,235)	2,742,615	1,538,155	(263,470)
Contract owners’ equity beginning of period	-	-	-	-	2,797,736	55,121	3,949,391	4,212,861

Contract owners’ equity end of period	$10,653,275	-	275,464	-	1,257,501	2,797,736	5,487,546	3,949,391

CHANGES IN UNITS:
Beginning units	-	-	-	-	277,177	6,071	296,635	357,418
Units purchased	1,256,858	-	30,618	-	85,162	526,808	189,614	174,555
Units redeemed	(154,520)	-	(2,884)	-	(254,496)	(255,702)	(176,197)	(235,338)

Ending units	1,102,338	-	27,734	-	107,843	277,177	310,052	296,635

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVIP2		ACVU3		ACVV3		FQB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$7,536	82,383	(2,875)	(6,447)	26,117	31,841	148	137
Realized gain (loss) on investments	(497,607)	152,662	31,386	67,531	503,743	383,249	3	4
Change in unrealized gain (loss) on investments	(696,245)	66,661	85,382	(11,304)	1,412,957	332,873	(164)	256
Reinvested capital gains	312,601	182,845	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(873,715)	484,551	113,893	49,780	1,942,817	747,963	(13)	397

Equity transactions:
Purchase payments received from contract owners (note 3)	2,919,623	1,043,588	22,849	6,020	1,346,694	443,934	-	-
Transfers between funds	(4,163,395)	2,836,953	5,228	(12,503)	2,685,913	11,521	-	-
Redemptions (note 3)	(984,698)	(993,331)	(63,803)	(155,151)	(1,633,516)	(1,173,206)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(9)	(11)
Contingent deferred sales charges (note 2)	(1,348)	(23,176)	(16)	(6)	(2,878)	(7,686)	-	-
Adjustments to maintain reserves	(77)	(126)	(7)	(41)	(137)	(83)	(10)	(7)

Net equity transactions	(2,229,895)	2,863,908	(35,749)	(161,681)	2,396,076	(725,520)	(19)	(18)

Net change in contract owners’ equity	(3,103,610)	3,348,459	78,144	(111,901)	4,338,893	22,443	(32)	379
Contract owners’ equity beginning of period	9,618,190	6,269,731	336,263	448,164	5,793,902	5,771,459	5,148	4,769

Contract owners’ equity end of period	$6,514,580	9,618,190	414,407	336,263	10,132,795	5,793,902	5,116	5,148

CHANGES IN UNITS:
Beginning units	854,035	588,753	27,728	41,872	392,383	433,733	302	303
Units purchased	607,011	1,051,881	5,973	10,045	344,358	176,748	-	-
Units redeemed	(818,293)	(786,599)	(8,515)	(24,189)	(210,929)	(218,098)	(1)	(1)

Ending units	642,753	854,035	25,186	27,728	525,812	392,383	301	302

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FAM2		FC2R		FEI2R		FG2R
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,986	2,843	(41,087)	(25,506)	113,887	78,723	(89,552)	(52,468)
Realized gain (loss) on investments	42,549	10,966	919,872	627,645	315,073	218,371	874,747	144,692
Change in unrealized gain (loss) on investments	151,416	61,333	1,153,511	421,072	570,118	42,363	1,630,072	488,000
Reinvested capital gains	4,370	10,177	2,333	-	630,416	298,489	10,496	-

Net increase (decrease) in contract owners’ equity resulting from operations	202,321	85,319	2,034,629	1,023,211	1,629,494	637,946	2,425,763	580,224

Equity transactions:
Purchase payments received from contract owners (note 3)	210,310	738,950	30,167	96,961	1,837,495	840,452	2,119,232	967,004
Transfers between funds	191,482	(102,673)	789,388	(273,700)	2,825,961	431,255	8,262,068	(590,712)
Redemptions (note 3)	(62,027)	(105,160)	(1,262,412)	(1,298,836)	(824,485)	(597,277)	(953,368)	(807,612)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(226)	(823)	(2,689)	(3,535)	(2,752)	(3,257)	(7,267)
Adjustments to maintain reserves	(24)	(48)	(57)	(86)	(163)	(75)	(103)	(89)

Net equity transactions	339,741	530,843	(443,737)	(1,478,350)	3,835,273	671,603	9,424,572	(438,676)

Net change in contract owners’ equity	542,062	616,162	1,590,892	(455,139)	5,464,767	1,309,549	11,850,335	141,548
Contract owners’ equity beginning of period	1,370,416	754,254	7,084,390	7,539,529	5,004,941	3,695,392	5,233,229	5,091,681

Contract owners’ equity end of period	$1,912,478	1,370,416	8,675,282	7,084,390	10,469,708	5,004,941	17,083,564	5,233,229

CHANGES IN UNITS:
Beginning units	135,649	83,003	408,007	497,387	380,812	321,625	434,393	475,936
Units purchased	90,831	130,621	101,073	58,346	392,027	215,465	980,222	206,654
Units redeemed	(59,322)	(77,975)	(122,758)	(147,726)	(137,169)	(156,278)	(351,636)	(248,197)

Ending units	167,158	135,649	386,322	408,007	635,670	380,812	1,062,979	434,393

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FHI2R		FTVIS2		FTVMD2		FTVFA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$125,609	123,815	(3,386)	-	(2,823)	-	377,871	28,938
Realized gain (loss) on investments	(41,253)	5,810	(12,698)	-	17,533	-	165,806	203,981
Change in unrealized gain (loss) on investments	(53,011)	(42,291)	126,345	-	249,261	-	(283,909)	215,506
Reinvested capital gains	-	-	-	-	44,056	-	640,381	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,345	87,334	110,261	-	308,027	-	900,149	448,425

Equity transactions:
Purchase payments received from contract owners (note 3)	770,803	721,060	503,300	-	741,235	-	238,258	300,067
Transfers between funds	304,105	1,866,841	2,098,784	-	3,423,209	-	2,224,988	782,237
Redemptions (note 3)	(480,531)	(89,319)	(95,438)	-	(10,654)	-	(458,645)	(176,684)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(209)	-	(41)	-	-	-	(22)	(97)
Adjustments to maintain reserves	(44)	(44)	(5)	-	(15)	-	(103)	(80)

Net equity transactions	594,124	2,498,538	2,506,600	-	4,153,775	-	2,004,476	905,443

Net change in contract owners’ equity	625,469	2,585,872	2,616,861	-	4,461,802	-	2,904,625	1,353,868
Contract owners’ equity beginning of period	2,585,872	-	-	-	-	-	3,369,370	2,015,502

Contract owners’ equity end of period	$3,211,341	2,585,872	2,616,861	-	4,461,802	-	6,273,995	3,369,370

CHANGES IN UNITS:
Beginning units	243,175	-	-	-	-	-	288,602	194,719
Units purchased	588,409	303,888	271,539	-	541,346	-	856,000	448,572
Units redeemed	(540,878)	(60,713)	(23,136)	-	(150,956)	-	(700,251)	(354,689)

Ending units	290,706	243,175	248,403	-	390,390	-	444,351	288,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SBVI		LPWHY2		OVGSS		PMVAAD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,828	17,350	697,964	-	(5,448)	-	334,314	267,801
Realized gain (loss) on investments	2,168	(52,083)	8,582	-	111,215	-	92,788	288,866
Change in unrealized gain (loss) on investments	437,256	309,445	(345,365)	-	36,792	-	(686,985)	182,668
Reinvested capital gains	95,478	1,864	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	540,730	276,576	361,181	-	142,559	-	(259,883)	739,335

Equity transactions:
Purchase payments received from contract owners (note 3)	21,719	-	453,897	-	89,033	-	2,123,855	3,983,446
Transfers between funds	12,685	-	14,285,308	-	1,186,949	-	(2,033,832)	3,959,156
Redemptions (note 3)	(359,975)	(282,650)	(862,108)	-	(37,307)	-	(883,219)	(509,552)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,207)	(1,407)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(745)	-	(20)	-	(1,412)	(24,281)
Adjustments to maintain reserves	-	(5)	2	-	(31)	-	(107)	(104)

Net equity transactions	(326,778)	(284,062)	13,876,354	-	1,238,624	-	(794,715)	7,408,665

Net change in contract owners’ equity	213,952	(7,486)	14,237,535	-	1,381,183	-	(1,054,598)	8,148,000
Contract owners’ equity beginning of period	1,924,572	1,932,058	-	-	-	-	12,010,027	3,862,027

Contract owners’ equity end of period	$2,138,524	1,924,572	14,237,535	-	1,381,183	-	10,955,429	12,010,027

CHANGES IN UNITS:
Beginning units	196,403	226,716	-	-	-	-	1,116,827	405,198
Units purchased	3,343	-	1,654,680	-	322,806	-	831,987	1,421,842
Units redeemed	(32,706)	(30,313)	(232,909)	-	(202,057)	-	(915,443)	(710,213)

Ending units	167,040	196,403	1,421,771	-	120,749	-	1,033,371	1,116,827

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVFAD		PMVLAD		PMVTRD		PMVRSD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$9,375	189,824	(32,725)	4,955	126,797	176,238	3,732	40,531
Realized gain (loss) on investments	(226,040)	(65,766)	(195,558)	340,003	(880,064)	566,575	(494,757)	(462,563)
Change in unrealized gain (loss) on investments	(26,223)	(27,040)	10,925	62,056	(530,567)	(43,993)	129,124	531,226
Reinvested capital gains	19,818	53,640	-	-	174,967	590,393	-	79,294

Net increase (decrease) in contract owners’ equity resulting from operations	(223,070)	150,658	(217,358)	407,014	(1,108,867)	1,289,213	(361,901)	188,488

Equity transactions:
Purchase payments received from contract owners (note 3)	425,270	113,308	2,665,491	2,647,510	5,203,513	4,053,433	720,589	492,436
Transfers between funds	(213,915)	(3,390,743)	(519,542)	6,547,430	(9,732,855)	19,374,701	(499,424)	(1,297,505)
Redemptions (note 3)	(438,066)	(578,154)	(2,030,981)	(1,082,159)	(7,064,557)	(1,913,841)	(352,916)	(522,386)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(607)	(289)	(18,415)	(10,053)	(6,285)	(15,925)	(3,838)	(593)
Adjustments to maintain reserves	(67)	274	234	(259)	1,755	(647)	(58)	(105)

Net equity transactions	(227,385)	(3,855,604)	96,787	8,102,469	(11,598,429)	21,497,721	(135,647)	(1,328,153)

Net change in contract owners’ equity	(450,455)	(3,704,946)	(120,571)	8,509,483	(12,707,296)	22,786,934	(497,548)	(1,139,665)
Contract owners’ equity beginning of period	2,366,621	6,071,567	14,200,810	5,691,327	32,658,037	9,871,103	2,296,512	3,436,177

Contract owners’ equity end of period	$1,916,166	2,366,621	14,080,239	14,200,810	19,950,741	32,658,037	1,798,964	2,296,512

CHANGES IN UNITS:
Beginning units	194,743	517,027	1,391,273	580,305	3,032,974	987,316	198,165	307,254
Units purchased	311,074	201,572	2,067,556	4,948,870	3,354,355	5,331,265	223,793	576,219
Units redeemed	(333,724)	(523,856)	(2,055,528)	(4,137,902)	(4,466,703)	(3,285,607)	(236,376)	(685,308)

Ending units	172,093	194,743	1,403,301	1,391,273	1,920,626	3,032,974	185,582	198,165

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVEBD		PMVGBD		PMVHYD		PIVEM2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$294,897	355,391	(25,359)	10,611	1,654,054	2,027,110	(6,522)	(34,175)
Realized gain (loss) on investments	(322,048)	534,478	(254,881)	32,335	820,865	2,255,253	(53,079)	(599,748)
Change in unrealized gain (loss) on investments	(915,097)	629,472	(270,908)	91,627	(1,000,671)	840,792	(23,262)	715,997
Reinvested capital gains	31,574	-	36,913	302,400	-	-	-	97,309

Net increase (decrease) in contract owners’ equity resulting from operations	(910,674)	1,519,341	(514,235)	436,973	1,474,248	5,123,155	(82,863)	179,383

Equity transactions:
Purchase payments received from contract owners (note 3)	835,510	928,372	2,123,514	822,562	2,242,574	1,785,901	2,065	22,763
Transfers between funds	(9,723,477)	6,512,366	(708,479)	(2,656,073)	(9,850,235)	(2,844,520)	7,247	(1,951,700)
Redemptions (note 3)	(605,883)	(2,075,183)	(787,339)	(853,244)	(8,101,377)	(3,870,383)	(145,696)	(138,134)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,699)	(68,349)	(747)	(3,846)	(17,555)	(16,263)	(179)	(220)
Adjustments to maintain reserves	1,245	(3)	43	748	1,884	9,746	(74)	(78)

Net equity transactions	(9,494,304)	5,297,203	626,992	(2,689,853)	(15,724,709)	(4,935,519)	(136,637)	(2,067,369)

Net change in contract owners’ equity	(10,404,978)	6,816,544	112,757	(2,252,880)	(14,250,461)	187,636	(219,500)	(1,887,986)
Contract owners’ equity beginning of period	14,300,058	7,483,514	5,124,656	7,377,536	54,386,699	54,199,063	1,615,679	3,503,665

Contract owners’ equity end of period	$3,895,080	14,300,058	5,237,413	5,124,656	40,136,238	54,386,699	1,396,179	1,615,679

CHANGES IN UNITS:
Beginning units	1,109,109	674,109	421,386	639,277	4,473,575	5,040,280	173,846	415,420
Units purchased	616,192	1,376,046	381,783	819,422	6,699,889	13,483,354	634,720	221,640
Units redeemed	(1,395,084)	(941,046)	(323,188)	(1,037,313)	(8,000,342)	(14,050,059)	(651,882)	(463,214)

Ending units	330,217	1,109,109	479,981	421,386	3,173,122	4,473,575	156,684	173,846

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PIHYB2		PROUSN		PROAHY		PROA30
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$56,158	159,011	(17,016)	(23,313)	784,463	1,117,456	(20,559)	(17,485)
Realized gain (loss) on investments	(65,307)	258,503	(851,996)	(327,214)	(7,493)	2,425,271	53,721	46,586
Change in unrealized gain (loss) on investments	25,519	(67,891)	(1,110)	(8,657)	2,062,411	(626,475)	27,258	94,972
Reinvested capital gains	124,389	100,337	-	-	1,802,745	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	140,759	449,960	(870,122)	(359,184)	4,642,126	2,916,252	60,420	124,073

Equity transactions:
Purchase payments received from contract owners (note 3)	5	338,615	68,394	210,852	3,442,275	2,749,448	317,821	239,607
Transfers between funds	(1,504,823)	(3,305,768)	316,312	640,035	27,123,541	56,072,393	(89,778)	1,016,053
Redemptions (note 3)	(167,868)	(636,784)	(83,183)	(43,952)	(6,335,075)	(3,324,899)	(85,832)	(239,375)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(966)	(1,207)	(4,272)	(1,394)	(29,641)	(22,547)	(410)	(321)
Adjustments to maintain reserves	(301)	(472)	(21)	(5)	(74)	(116)	(43)	(46)

Net equity transactions	(1,673,953)	(3,605,616)	297,230	805,536	24,201,026	55,474,279	141,758	1,015,918

Net change in contract owners’ equity	(1,533,194)	(3,155,656)	(572,892)	446,352	28,843,152	58,390,531	202,178	1,139,991
Contract owners’ equity beginning of period	2,340,894	5,496,550	1,000,554	554,202	62,207,797	3,817,266	2,518,717	1,378,726

Contract owners’ equity end of period	$807,700	2,340,894	427,662	1,000,554	91,050,949	62,207,797	2,720,895	2,518,717

CHANGES IN UNITS:
Beginning units	193,894	519,408	280,253	99,013	5,021,067	346,045	276,877	172,456
Units purchased	5	409,938	23,561,916	17,986,567	15,204,092	20,645,216	3,403,978	3,114,015
Units redeemed	(134,568)	(735,452)	(23,604,029)	(17,805,327)	(13,465,511)	(15,970,194)	(3,416,543)	(3,009,594)

Ending units	59,331	193,894	238,140	280,253	6,759,648	5,021,067	264,312	276,877

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROBNK		PROBM		PROBR		PROBIO
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(24,994)	(16,356)	(14,000)	(13,434)	(40,045)	(26,964)	(72,268)	(26,401)
Realized gain (loss) on investments	232,867	80,977	232,971	(65,800)	(934,894)	(479,422)	1,619,902	213,797
Change in unrealized gain (loss) on investments	37,916	49,412	82,649	60,571	(41,502)	37,430	640,287	(96,694)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	245,789	114,033	301,620	(18,663)	(1,016,441)	(468,956)	2,187,921	90,702

Equity transactions:
Purchase payments received from contract owners (note 3)	360,267	185,252	733,611	242,117	999,695	3,159,310	1,252,901	491,814
Transfers between funds	(159,884)	1,199,977	(127,012)	1,141,277	937,426	(3,055,305)	(1,970,729)	5,534,805
Redemptions (note 3)	(327,365)	(132,474)	(97,870)	(53,610)	(350,469)	(554,505)	(525,860)	(99,291)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,887)	(1,573)	(181)	(210)	(458)	(1,322)	(4,063)	(490)
Adjustments to maintain reserves	(65)	(17)	1	(48)	(40)	(71)	(116)	(55)

Net equity transactions	(128,934)	1,251,165	508,549	1,329,526	1,586,154	(451,893)	(1,247,867)	5,926,783

Net change in contract owners’ equity	116,855	1,365,198	810,169	1,310,863	569,713	(920,849)	940,054	6,017,485
Contract owners’ equity beginning of period	1,516,565	151,367	1,709,693	398,830	992,882	1,913,731	6,141,389	123,904

Contract owners’ equity end of period	$1,633,420	1,516,565	2,519,862	1,709,693	1,562,595	992,882	7,081,443	6,141,389

CHANGES IN UNITS:
Beginning units	155,165	20,324	208,000	51,733	149,740	235,554	473,197	13,260
Units purchased	1,294,281	1,073,723	1,168,115	1,090,052	11,844,790	3,110,695	1,167,210	1,151,366
Units redeemed	(1,322,545)	(938,882)	(1,113,758)	(933,785)	(11,666,819)	(3,196,509)	(1,310,129)	(691,429)

Ending units	126,901	155,165	262,357	208,000	327,711	149,740	330,278	473,197

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROBL		PROCG		PROCS		PROEM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(141,879)	(111,940)	(10,281)	(1,822)	(31,650)	(30,707)	(41,266)	(10,773)
Realized gain (loss) on investments	2,236,482	612,235	234,226	53,066	326,680	265,877	(82,581)	(156,313)
Change in unrealized gain (loss) on investments	(144,610)	169,391	64,045	2,586	280,122	27,142	(184,909)	402,508
Reinvested capital gains	88,396	-	-	-	4,356	10,071	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,038,389	669,686	287,990	53,830	579,508	272,383	(308,756)	235,422

Equity transactions:
Purchase payments received from contract owners (note 3)	1,165,839	3,264,278	1,046,563	493,042	914,024	569,462	591,053	279,410
Transfers between funds	(7,364,556)	5,518,652	(598,315)	65,135	2,616,546	(183,933)	(1,582,728)	1,894,833
Redemptions (note 3)	(1,677,684)	(835,299)	(72,162)	(121,569)	(88,677)	(114,637)	(396,252)	(338,581)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16,017)	(6,499)	(24)	(2,469)	(238)	(794)	(2,967)	(1,710)
Adjustments to maintain reserves	(136)	(44)	(42)	(52)	(73)	(46)	(102)	(37)

Net equity transactions	(7,892,554)	7,941,088	376,020	434,087	3,441,582	270,052	(1,390,996)	1,833,915

Net change in contract owners’ equity	(5,854,165)	8,610,774	664,010	487,917	4,021,090	542,435	(1,699,752)	2,069,337
Contract owners’ equity beginning of period	16,287,866	7,677,092	737,174	249,257	1,087,057	544,622	5,280,262	3,210,925

Contract owners’ equity end of period	$10,433,701	16,287,866	1,401,184	737,174	5,108,147	1,087,057	3,580,510	5,280,262

CHANGES IN UNITS:
Beginning units	1,418,158	755,218	68,405	25,237	94,015	56,622	576,322	368,467
Units purchased	19,786,491	11,056,300	398,085	296,872	856,172	439,519	4,204,286	3,046,010
Units redeemed	(20,493,196)	(10,393,360)	(363,713)	(253,704)	(629,674)	(402,126)	(4,354,871)	(2,838,155)

Ending units	711,453	1,418,158	102,777	68,405	320,513	94,015	425,737	576,322

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROE30		PROFIN		PROHC		PROIND
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(19,432)	(1,165)	(18,198)	(8,728)	(45,468)	(21,274)	(38,176)	(17,968)
Realized gain (loss) on investments	315,069	48,660	127,715	29,924	698,137	193,607	531,348	98,028
Change in unrealized gain (loss) on investments	94,799	56,645	107,653	5,157	233,035	(7,643)	582,633	24,333
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	390,436	104,140	217,170	26,353	885,704	164,690	1,075,805	104,393

Equity transactions:
Purchase payments received from contract owners (note 3)	264,512	23,215	856,199	378,855	1,280,396	609,879	1,379,377	455,648
Transfers between funds	1,486,281	1,863,052	297,696	117,316	3,180,732	149,235	2,885,861	605,226
Redemptions (note 3)	(94,430)	(120,677)	(246,079)	(30,914)	(386,210)	(191,752)	(88,548)	(58,096)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(348)	(148)	-	(5)	(653)	(6,986)	(469)	(171)
Adjustments to maintain reserves	(54)	(21)	(35)	(48)	(119)	(46)	(74)	(69)

Net equity transactions	1,655,961	1,765,421	907,781	465,204	4,074,146	560,330	4,176,147	1,002,538

Net change in contract owners’ equity	2,046,397	1,869,561	1,124,951	491,557	4,959,850	725,020	5,251,952	1,106,931
Contract owners’ equity beginning of period	2,032,880	163,319	652,782	161,225	1,251,835	526,815	1,948,860	841,929

Contract owners’ equity end of period	$4,079,277	2,032,880	1,777,733	652,782	6,211,685	1,251,835	7,200,812	1,948,860

CHANGES IN UNITS:
Beginning units	185,175	17,266	64,514	19,538	113,070	54,929	196,512	96,626
Units purchased	1,156,497	808,426	1,018,139	814,650	1,705,053	1,178,325	1,251,397	645,085
Units redeemed	(1,027,537)	(640,517)	(947,501)	(769,674)	(1,410,688)	(1,120,184)	(915,424)	(545,199)

Ending units	314,135	185,175	135,152	64,514	407,435	113,070	532,485	196,512

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROINT		PRONET		PROJP		PRON
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(50,275)	(37,494)	(24,637)	(3,298)	(65,864)	(5,420)	(61,552)	(44,421)
Realized gain (loss) on investments	178,589	89,230	323,272	(22,132)	976,884	(6,573)	1,150,517	522,680
Change in unrealized gain (loss) on investments	37,134	254,332	211,946	7,757	114,740	49,427	187,545	(13,833)
Reinvested capital gains	199,907	-	88,106	25,296	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	365,355	306,068	598,687	7,623	1,025,760	37,434	1,276,510	464,426

Equity transactions:
Purchase payments received from contract owners (note 3)	390,965	68,630	389,139	55,415	643,070	22,810	668,634	436,803
Transfers between funds	1,054,856	1,014,821	1,893,411	389,134	1,109,289	1,043,859	4,254,644	1,606,544
Redemptions (note 3)	(459,010)	(441,442)	(130,639)	(20,229)	(262,767)	(32,935)	(575,102)	(369,947)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,628)	(5,527)	(102)	(143)	(2,265)	(95)	(1,815)	(2,664)
Adjustments to maintain reserves	(79)	(26)	(96)	(18)	(69)	(9)	(55)	(19)

Net equity transactions	983,104	636,456	2,151,713	424,159	1,487,258	1,033,630	4,346,306	1,670,717

Net change in contract owners’ equity	1,348,459	942,524	2,750,400	431,782	2,513,018	1,071,064	5,622,816	2,135,143
Contract owners’ equity beginning of period	3,347,319	2,404,795	514,948	83,166	1,317,530	246,466	4,763,244	2,628,101

Contract owners’ equity end of period	$4,695,778	3,347,319	3,265,348	514,948	3,830,548	1,317,530	10,386,060	4,763,244

CHANGES IN UNITS:
Beginning units	320,958	262,523	51,684	9,841	152,930	34,406	385,195	244,301
Units purchased	987,627	783,303	773,821	156,666	3,347,901	1,385,345	8,318,824	4,528,375
Units redeemed	(925,246)	(724,868)	(605,884)	(114,823)	(3,197,353)	(1,266,821)	(8,069,767)	(4,387,481)

Ending units	383,339	320,958	219,621	51,684	303,478	152,930	634,252	385,195

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROOG		PROPHR		PROPM		PRORE
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(37,552)	(50,843)	8,911	(6,436)	(38,472)	(51,136)	(13,660)	24,769
Realized gain (loss) on investments	332,046	(44,779)	143,087	195,088	(1,401,346)	(709,683)	(19,451)	159,715
Change in unrealized gain (loss) on investments	273,605	(94,942)	100,994	(78,489)	283,161	21,393	(12,755)	(66,633)
Reinvested capital gains	146,333	227,858	97,347	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	714,432	37,294	350,339	110,163	(1,156,657)	(739,426)	(45,866)	117,851

Equity transactions:
Purchase payments received from contract owners (note 3)	526,833	427,823	440,389	351,596	701,190	219,902	1,089,830	452,693
Transfers between funds	(477,228)	17,090	1,462,502	(2,113,592)	316,085	404,107	(2,127,909)	2,490,374
Redemptions (note 3)	(269,327)	(207,713)	(189,938)	(220,166)	(524,934)	(219,704)	(233,778)	(191,609)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(911)	(779)	(642)	(898)	(285)	(710)	(85)	(3,727)
Adjustments to maintain reserves	(97)	(63)	(30)	(63)	(47)	(83)	(95)	(45)

Net equity transactions	(220,730)	236,358	1,712,281	(1,983,123)	492,009	403,512	(1,272,037)	2,747,686

Net change in contract owners’ equity	493,702	273,652	2,062,620	(1,872,960)	(664,648)	(335,914)	(1,317,903)	2,865,537
Contract owners’ equity beginning of period	3,516,237	3,242,585	1,085,763	2,958,723	2,862,803	3,198,717	3,286,004	420,467

Contract owners’ equity end of period	$4,009,939	3,516,237	3,148,383	1,085,763	2,198,155	2,862,803	1,968,101	3,286,004

CHANGES IN UNITS:
Beginning units	311,471	291,332	94,784	284,915	410,943	386,534	307,573	45,390
Units purchased	688,967	1,117,365	585,820	595,101	6,454,369	2,325,594	1,342,805	1,542,741
Units redeemed	(709,595)	(1,097,226)	(467,655)	(785,232)	(6,348,701)	(2,301,185)	(1,463,636)	(1,280,558)

Ending units	290,843	311,471	212,949	94,784	516,611	410,943	186,742	307,573

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PRORRO		PROSCN		PROSEM		PROSIN
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(32,416)	(20,580)	(2,759)	(3,833)	(10,282)	(11,029)	(17,090)	(12,090)
Realized gain (loss) on investments	225,740	(620,261)	92,588	(37,752)	(205,980)	(85,419)	(178,548)	(239,366)
Change in unrealized gain (loss) on investments	26,570	5,757	15,235	2,628	24,886	(42,487)	(1,835)	(7,577)
Reinvested capital gains	-	-	-	-	-	-	-	23,433

Net increase (decrease) in contract owners’ equity resulting from operations	219,894	(635,084)	105,064	(38,957)	(191,376)	(138,935)	(197,473)	(235,600)

Equity transactions:
Purchase payments received from contract owners (note 3)	297,959	112,379	35,757	19,117	64,895	65,229	72,604	86,806
Transfers between funds	1,462,141	1,294,307	69,850	3,762	(23,102)	779	287,988	(834,697)
Redemptions (note 3)	(527,238)	(414,042)	(23,830)	(3,045)	(76,436)	(229,810)	(37,074)	(8,824)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,277)	(1,169)	(226)	-	(2,999)	(81)	(529)	(3)
Adjustments to maintain reserves	(76)	(74)	(26)	(11)	(24)	(27)	(35)	(48)

Net equity transactions	1,231,509	991,401	81,525	19,823	(37,666)	(163,910)	322,954	(756,766)

Net change in contract owners’ equity	1,451,403	356,317	186,589	(19,134)	(229,042)	(302,845)	125,481	(992,366)
Contract owners’ equity beginning of period	864,364	508,047	110,521	129,655	491,393	794,238	390,351	1,382,717

Contract owners’ equity end of period	$2,315,767	864,364	297,110	110,521	262,351	491,393	515,832	390,351

CHANGES IN UNITS:
Beginning units	174,521	93,888	13,309	14,743	63,269	87,819	58,276	162,410
Units purchased	8,358,009	24,355,255	1,324,223	515,225	3,625,236	1,666,958	2,141,615	1,330,284
Units redeemed	(8,126,279)	(24,274,622)	(1,310,400)	(516,659)	(3,654,680)	(1,691,508)	(2,100,083)	(1,434,418)

Ending units	406,251	174,521	27,132	13,309	33,825	63,269	99,808	58,276

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROSN		PROTEC		PROTEL		PROGVP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(13,404)	(6,951)	(32,561)	(28,779)	6,379	(16,593)	(64,579)	(81,635)
Realized gain (loss) on investments	(348,186)	(114,118)	239,879	(2,279)	(142,268)	33,635	(1,098,956)	(757,266)
Change in unrealized gain (loss) on investments	(10,113)	4,001	274,000	(42,296)	115,045	(116,121)	(21,414)	(103,501)
Reinvested capital gains	-	-	-	-	25,407	-	303,700	814,658

Net increase (decrease) in contract owners’ equity resulting from operations	(371,703)	(117,068)	481,318	(73,354)	4,563	(99,079)	(881,249)	(127,744)

Equity transactions:
Purchase payments received from contract owners (note 3)	107,271	36,550	313,459	960,733	307,186	95,839	942,196	955,042
Transfers between funds	251,848	70,281	1,527,391	237,997	(3,861,170)	3,978,860	(74,585)	146,471
Redemptions (note 3)	(58,262)	(44,540)	(153,884)	(202,134)	(20,589)	(27,736)	(1,510,425)	(1,105,998)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(404)	-	(291)	(3,657)	-	(61)	(6,499)	(15,679)
Adjustments to maintain reserves	(38)	(8)	(63)	(29)	(48)	(11)	(12,925)	(1)

Net equity transactions	300,415	62,283	1,686,612	992,910	(3,574,621)	4,046,891	(662,238)	(20,165)

Net change in contract owners’ equity	(71,288)	(54,785)	2,167,930	919,556	(3,570,058)	3,947,812	(1,543,487)	(147,909)
Contract owners’ equity beginning of period	494,350	549,135	1,912,005	992,449	3,982,906	35,094	3,136,876	3,284,785

Contract owners’ equity end of period	$423,062	494,350	4,079,935	1,912,005	412,848	3,982,906	1,593,389	3,136,876

CHANGES IN UNITS:
Beginning units	81,510	72,310	190,108	107,196	363,734	3,690	211,249	221,028
Units purchased	5,500,183	2,277,332	1,076,832	666,561	676,318	906,817	8,613,376	13,913,136
Units redeemed	(5,480,800)	(2,268,132)	(937,029)	(583,649)	(1,005,752)	(546,773)	(8,688,864)	(13,922,915)

Ending units	100,893	81,510	329,911	190,108	34,300	363,734	135,761	211,249

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROUN		PROUTL		RVMFU		RSRF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(30,974)	(35,796)	24,309	5,396	(47,472)	(78,594)	(97,504)	(114,140)
Realized gain (loss) on investments	1,331,361	915,657	108,802	18,465	(463,482)	(690,753)	156,783	56,517
Change in unrealized gain (loss) on investments	(14,280)	93,257	(540)	(44,313)	533,137	24,110	966,197	331,994
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,286,107	973,118	132,571	(20,452)	22,183	(745,237)	1,025,476	274,371

Equity transactions:
Purchase payments received from contract owners (note 3)	514,896	130,634	376,803	602,500	630,088	330,497	1,074,499	221,618
Transfers between funds	5,377,652	(1,182,977)	(666,351)	(227,755)	(303,464)	(2,565,281)	(423,993)	(839,753)
Redemptions (note 3)	(468,473)	(353,380)	(240,174)	(278,400)	(661,957)	(494,199)	(890,512)	(983,714)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,465)	(3,930)	(688)	(4,904)	(10,493)	(11,884)	(4,708)	(5,021)
Adjustments to maintain reserves	(172)	(37)	(82)	(110)	(137)	(118)	(128)	(129)

Net equity transactions	5,422,438	(1,409,690)	(530,492)	91,331	(345,963)	(2,740,985)	(244,842)	(1,606,999)

Net change in contract owners’ equity	6,708,545	(436,572)	(397,921)	70,879	(323,780)	(3,486,222)	780,634	(1,332,628)
Contract owners’ equity beginning of period	1,354,071	1,790,643	1,734,505	1,663,626	3,479,836	6,966,058	7,197,791	8,530,419

Contract owners’ equity end of period	$8,062,616	1,354,071	1,336,584	1,734,505	3,156,056	3,479,836	7,978,425	7,197,791

CHANGES IN UNITS:
Beginning units	92,860	161,850	163,570	154,187	506,656	884,949	594,453	738,378
Units purchased	3,324,377	2,272,077	991,129	1,145,337	276,884	224,495	189,781	194,296
Units redeemed	(3,104,529)	(2,341,067)	(1,041,996)	(1,135,954)	(329,059)	(602,788)	(219,519)	(338,221)

Ending units	312,708	92,860	112,703	163,570	454,481	506,656	564,715	594,453

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVAMR		RBKF		RBMF		RVBER
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(176,530)	(168,349)	(21,861)	(33,282)	(42,525)	(90,408)	(1,516)	(32,671)
Realized gain (loss) on investments	659,201	522,602	337,442	64,862	(508,850)	(243,480)	447,195	264,481
Change in unrealized gain (loss) on investments	1,861,640	258,876	(50,235)	94,332	58,743	318,783	607,293	524,361
Reinvested capital gains	-	606,242	186,293	4,048	244,947	594,172	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,344,311	1,219,371	451,639	129,960	(247,685)	579,067	1,052,972	756,171

Equity transactions:
Purchase payments received from contract owners (note 3)	886,918	528,784	297,772	40,411	291,453	120,823	536,013	460,274
Transfers between funds	2,222,784	(127,759)	(2,553,706)	2,961,455	(1,405,632)	690,371	(911,078)	(136,847)
Redemptions (note 3)	(1,509,162)	(2,338,022)	(267,595)	(277,827)	(744,388)	(997,931)	(796,177)	(1,257,245)
Annuity benefits	-	-	-	-	-	(2,072)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(12,763)	(47,898)	(408)	(2,914)	(1,241)	(4,887)	(4,316)	(19,240)
Adjustments to maintain reserves	(97)	(101)	(329)	(329)	(178)	(113)	(39)	(126)

Net equity transactions	1,587,680	(1,984,996)	(2,524,266)	2,720,796	(1,859,986)	(193,809)	(1,175,597)	(953,184)

Net change in contract owners’ equity	3,931,991	(765,625)	(2,072,627)	2,850,756	(2,107,671)	385,258	(122,625)	(197,013)
Contract owners’ equity beginning of period	10,631,772	11,397,397	3,684,231	833,475	7,003,662	6,618,404	7,703,594	7,900,607

Contract owners’ equity end of period	$14,563,763	10,631,772	1,611,604	3,684,231	4,895,991	7,003,662	7,580,969	7,703,594

CHANGES IN UNITS:
Beginning units	1,064,254	1,278,798	584,843	158,278	317,742	329,769	803,979	912,603
Units purchased	553,599	199,005	3,744,058	4,274,095	1,313,171	2,241,873	294,695	205,721
Units redeemed	(419,060)	(413,549)	(4,131,978)	(3,847,530)	(1,412,085)	(2,253,900)	(421,219)	(314,345)

Ending units	1,198,793	1,064,254	196,923	584,843	218,828	317,742	677,455	803,979

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RBF		RVCLR		RVCMD		RCPF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(125,599)	(116,256)	(3,973)	(3,690)	(52,691)	(75,755)	(21,306)	(17,451)
Realized gain (loss) on investments	2,656,261	2,463,292	645,935	89,535	(78,601)	(787,163)	1,584,161	874,518
Change in unrealized gain (loss) on investments	523,250	(328,593)	150,597	893,785	(66,206)	668,322	267,878	(250,728)
Reinvested capital gains	-	-	323,037	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,053,912	2,018,443	1,115,596	979,630	(197,498)	(194,596)	1,830,733	606,339

Equity transactions:
Purchase payments received from contract owners (note 3)	1,000,339	357,031	458,121	869,713	320,599	141,147	931,605	415,213
Transfers between funds	(94,062)	(335,284)	858,328	4,617,043	(817,117)	(695,513)	(1,447,914)	(575,063)
Redemptions (note 3)	(1,078,525)	(1,091,039)	(1,423,045)	(1,973,778)	(679,136)	(532,672)	(1,112,464)	(1,332,294)
Annuity benefits	-	-	-	-	-	-	-	(2,250)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,371)	(37,297)	(14,772)	(8,647)	(4,282)	(5,035)	(2,902)	(11,700)
Adjustments to maintain reserves	(158)	(85)	(100)	(89)	(155)	(142)	(142)	(220)

Net equity transactions	(175,777)	(1,106,674)	(121,468)	3,504,242	(1,180,091)	(1,092,215)	(1,631,817)	(1,506,314)

Net change in contract owners’ equity	2,878,135	911,769	994,128	4,483,872	(1,377,589)	(1,286,811)	198,916	(899,975)
Contract owners’ equity beginning of period	6,648,173	5,736,404	14,164,565	9,680,693	4,541,338	5,828,149	7,652,079	8,552,054

Contract owners’ equity end of period	$9,526,308	6,648,173	15,158,693	14,164,565	3,163,749	4,541,338	7,850,995	7,652,079

CHANGES IN UNITS:
Beginning units	442,089	511,648	1,398,310	1,041,864	929,892	1,163,910	382,444	453,809
Units purchased	2,343,677	3,451,050	633,144	903,168	1,341,285	2,075,578	1,766,043	3,003,789
Units redeemed	(2,373,024)	(3,520,609)	(653,814)	(546,722)	(1,591,243)	(2,309,596)	(1,835,793)	(3,075,154)

Ending units	412,742	442,089	1,377,640	1,398,310	679,934	929,892	312,694	382,444

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVLDD		RELF		RENF		RESF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(139,986)	(88,747)	(22,605)	(31,067)	(102,845)	(138,371)	(95,266)	(112,425)
Realized gain (loss) on investments	3,438,553	1,542,677	580,935	(40,927)	857,325	(653,883)	931,288	(1,510,902)
Change in unrealized gain (loss) on investments	916,252	(370,097)	14,646	82,670	748,448	(613,203)	157,143	185,538
Reinvested capital gains	-	-	-	-	119,075	1,340,447	283,573	1,109,925

Net increase (decrease) in contract owners’ equity resulting from operations	4,214,819	1,083,833	572,976	10,676	1,622,003	(65,010)	1,276,738	(327,864)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,540,488	190,969	13,158	31,413	665,203	735,046	473,763	420,240
Transfers between funds	3,279,037	(3,929,402)	(331,459)	551,415	(1,703,661)	(259,396)	988,302	(1,620,392)
Redemptions (note 3)	(806,527)	(641,965)	(170,334)	(424,297)	(834,404)	(1,329,823)	(803,902)	(803,667)
Annuity benefits	-	-	-	-	(176)	(3,707)	(170)	(3,510)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,576)	(2,516)	(441)	(2,746)	(2,074)	(8,517)	(915)	(6,621)
Adjustments to maintain reserves	(141)	(121)	(96)	(77)	(2,680)	(2,341)	(83)	(121)

Net equity transactions	4,003,281	(4,383,035)	(489,172)	155,708	(1,877,792)	(868,738)	656,995	(2,014,071)

Net change in contract owners’ equity	8,218,100	(3,299,202)	83,804	166,384	(255,789)	(933,748)	1,933,733	(2,341,935)
Contract owners’ equity beginning of period	6,909,061	10,208,263	2,056,409	1,890,025	8,389,315	9,323,063	5,829,130	8,171,065

Contract owners’ equity end of period	$15,127,161	6,909,061	2,140,213	2,056,409	8,133,526	8,389,315	7,762,863	5,829,130

CHANGES IN UNITS:
Beginning units	633,796	1,088,961	298,819	274,559	384,516	431,951	241,614	331,307
Units purchased	6,669,569	5,940,169	2,681,931	4,267,896	1,275,463	2,110,919	1,340,358	2,105,823
Units redeemed	(6,442,536)	(6,395,334)	(2,746,548)	(4,243,636)	(1,353,325)	(2,158,354)	(1,320,616)	(2,195,516)

Ending units	860,829	633,796	234,202	298,819	306,654	384,516	261,356	241,614

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RLCE		RFSF		RUGB		RHCF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(49,149)	(1,778)	(53,307)	(43,928)	(94,033)	(152,055)	(131,972)	(100,981)
Realized gain (loss) on investments	629,819	98,316	1,196,595	561,275	(10,076,113)	(2,234,251)	2,474,699	1,205,772
Change in unrealized gain (loss) on investments	(60,307)	222,067	34,793	45,296	(181,154)	(632,864)	1,029,362	(177,149)
Reinvested capital gains	-	-	-	-	1,193,928	3,173,985	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	520,363	318,605	1,178,081	562,643	(9,157,372)	154,815	3,372,089	927,642

Equity transactions:
Purchase payments received from contract owners (note 3)	152,577	215,290	957,305	210,630	1,103,657	1,019,942	2,145,392	258,755
Transfers between funds	110,647	4,803,612	(914,871)	1,144,010	5,476,848	(7,778,426)	2,029,515	851,616
Redemptions (note 3)	(449,669)	(427,332)	(463,969)	(507,588)	(3,157,965)	(2,415,755)	(1,304,172)	(997,965)
Annuity benefits	(81)	(871)	-	-	-	-	-	(1,629)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,277)	(5,630)	(1,403)	(2,161)	(11,234)	(46,229)	(3,075)	(8,262)
Adjustments to maintain reserves	(142)	(107)	(125)	(122)	4,934	(14,674)	(2,034)	(1,529)

Net equity transactions	(188,945)	4,584,962	(423,063)	844,769	3,416,240	(9,235,142)	2,865,626	100,986

Net change in contract owners’ equity	331,418	4,903,567	755,018	1,407,412	(5,741,132)	(9,080,327)	6,237,715	1,028,628
Contract owners’ equity beginning of period	6,751,832	1,848,265	4,530,810	3,123,398	10,996,570	20,076,897	7,268,184	6,239,556

Contract owners’ equity end of period	$7,083,250	6,751,832	5,285,828	4,530,810	5,255,438	10,996,570	13,505,899	7,268,184

CHANGES IN UNITS:
Beginning units	724,600	226,240	545,150	450,938	587,510	1,104,597	528,331	520,632
Units purchased	2,552,703	3,373,530	2,646,245	2,627,426	29,281,459	17,131,719	2,782,064	3,688,786
Units redeemed	(2,678,776)	(2,875,170)	(2,685,457)	(2,533,214)	(29,519,288)	(17,648,806)	(2,607,405)	(3,681,087)

Ending units	598,527	724,600	505,938	545,150	349,681	587,510	702,990	528,331

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RINF		RVIDD		RJNF		RVIMC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(69,123)	(52,468)	(51,467)	(68,875)	(95,905)	(70,493)	(14,202)	(14,829)
Realized gain (loss) on investments	867,754	(91,390)	(1,769,502)	(1,688,930)	158,167	(323,003)	(244,138)	(297,407)
Change in unrealized gain (loss) on investments	904,614	(270,390)	(153,594)	198,808	113,156	15,114	(17,759)	75,882
Reinvested capital gains	144,734	888,795	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,847,979	474,547	(1,974,563)	(1,558,997)	175,418	(378,382)	(276,099)	(236,354)

Equity transactions:
Purchase payments received from contract owners (note 3)	389,319	92,022	1,143,326	231,364	349,407	105,115	89,924	160,227
Transfers between funds	3,110,455	48,225	988,958	1,436,101	10,609,672	1,359,581	436,271	(201,985)
Redemptions (note 3)	(455,502)	(650,390)	(1,758,285)	(237,564)	(1,954,911)	(715,426)	(87,953)	(63,555)
Annuity benefits	(144)	(3,319)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,087)	(3,352)	(5,348)	(3,204)	(3,357)	(5,024)	(121)	(789)
Adjustments to maintain reserves	(170)	(89)	(536)	(77)	(1,338)	(1,079)	(305)	(40)

Net equity transactions	3,042,871	(516,903)	368,115	1,426,620	8,999,473	743,167	437,816	(106,142)

Net change in contract owners’ equity	4,890,850	(42,356)	(1,606,448)	(132,377)	9,174,891	364,785	161,717	(342,496)
Contract owners’ equity beginning of period	3,319,599	3,361,955	3,259,130	3,391,507	3,218,671	2,853,886	532,489	874,985

Contract owners’ equity end of period	$8,210,449	3,319,599	1,652,682	3,259,130	12,393,562	3,218,671	694,206	532,489

CHANGES IN UNITS:
Beginning units	185,142	221,146	1,663,040	1,321,652	869,975	734,014	163,777	212,941
Units purchased	976,799	671,948	84,767,169	41,193,354	76,606,273	35,743,792	4,191,920	2,486,989
Units redeemed	(851,250)	(707,952)	(84,889,715)	(40,851,966)	(74,610,037)	(35,607,831)	(4,056,885)	(2,536,153)

Ending units	310,691	185,142	1,540,494	1,663,040	2,866,211	869,975	298,812	163,777

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RAF		RVISC		RUF		RLCJ
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(20,299)	(32,041)	(25,452)	(35,146)	(62,514)	(151,540)	(37,709)	(16,097)
Realized gain (loss) on investments	(502,351)	(342,464)	(685,042)	(610,580)	(1,514,696)	(1,133,954)	648,771	105,468
Change in unrealized gain (loss) on investments	(2,299)	15,792	15,531	(4,653)	31,871	(9,332)	49,475	(6,499)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(524,949)	(358,713)	(694,963)	(650,379)	(1,545,339)	(1,294,826)	660,537	82,872

Equity transactions:
Purchase payments received from contract owners (note 3)	97,328	222,071	152,875	160,972	296,522	307,717	575,313	22,980
Transfers between funds	(946,975)	956,542	942,506	(667,314)	(45,657)	210,318	(304,628)	1,170,055
Redemptions (note 3)	(591,460)	(367,365)	(181,762)	(310,878)	(732,548)	(729,060)	(562,936)	(60,112)
Annuity benefits	-	-	-	-	-	-	(80)	(872)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,284)	(2,080)	(1,081)	(501)	(4,356)	(2,341)	(827)	(146)
Adjustments to maintain reserves	(44)	(40)	(1,250)	(58)	(88)	(58)	(124)	(66)

Net equity transactions	(1,442,435)	809,128	911,288	(817,779)	(486,127)	(213,424)	(293,282)	1,131,839

Net change in contract owners’ equity	(1,967,384)	450,415	216,325	(1,468,158)	(2,031,466)	(1,508,250)	367,255	1,214,711
Contract owners’ equity beginning of period	2,556,769	2,106,354	1,111,165	2,579,323	4,048,971	5,557,221	2,124,802	910,091

Contract owners’ equity end of period	$589,385	2,556,769	1,327,490	1,111,165	2,017,505	4,048,971	2,492,057	2,124,802

CHANGES IN UNITS:
Beginning units	1,229,953	846,407	353,496	669,629	1,072,355	1,195,966	246,456	124,422
Units purchased	23,608,721	29,976,629	35,271,159	37,108,013	26,602,273	29,888,496	3,123,192	2,217,292
Units redeemed	(24,439,534)	(29,593,083)	(35,021,521)	(37,424,146)	(26,937,418)	(30,012,107)	(3,194,558)	(2,095,258)

Ending units	399,140	1,229,953	603,134	353,496	737,210	1,072,355	175,090	246,456

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RLF		RMED		RVARS		RVF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(43,910)	(81,540)	(74,433)	(60,191)	(100,772)	(52,757)	(146,187)	(116,093)
Realized gain (loss) on investments	1,385,348	683,205	1,653,950	866,733	190,507	382,151	3,683,148	3,123,538
Change in unrealized gain (loss) on investments	477,732	321,983	139,312	123,520	(75,720)	(282,372)	1,362,512	(102,846)
Reinvested capital gains	-	-	-	-	-	-	1,814,037	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,819,170	923,648	1,718,829	930,062	14,015	47,022	6,713,510	2,904,599

Equity transactions:
Purchase payments received from contract owners (note 3)	645,727	84,642	989,306	377,969	891,040	314,686	396,305	600,807
Transfers between funds	(1,414,161)	998,324	(3,206,469)	1,536,355	(356,877)	3,252,480	9,099,774	(1,090,911)
Redemptions (note 3)	(1,302,590)	(978,838)	(1,057,781)	(738,379)	(1,470,776)	(1,554,458)	(1,401,084)	(1,475,022)
Annuity benefits	-	(1,822)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,603)	(9,851)	(5,998)	(22,599)	(5,802)	(4,395)	(6,174)	(2,657)
Adjustments to maintain reserves	(220)	(147)	740	(75)	(118)	(214)	(172)	(132)

Net equity transactions	(2,074,847)	92,308	(3,280,202)	1,153,271	(942,533)	2,008,099	8,088,649	(1,967,915)

Net change in contract owners’ equity	(255,677)	1,015,956	(1,561,373)	2,083,333	(928,518)	2,055,121	14,802,159	936,684
Contract owners’ equity beginning of period	5,168,194	4,152,238	6,437,591	4,354,258	7,991,268	5,936,147	5,970,633	5,033,949

Contract owners’ equity end of period	$4,912,517	5,168,194	4,876,218	6,437,591	7,062,750	7,991,268	20,772,792	5,970,633

CHANGES IN UNITS:
Beginning units	283,744	271,172	321,813	265,722	901,230	676,240	458,586	514,544
Units purchased	255,359	482,966	1,607,831	1,827,887	575,846	675,742	7,499,559	10,124,844
Units redeemed	(347,405)	(470,394)	(1,747,675)	(1,771,796)	(682,592)	(450,752)	(7,021,744)	(10,180,802)

Ending units	191,698	283,744	181,969	321,813	794,484	901,230	936,401	458,586

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ROF		RNF		RPMF		RREF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(130,828)	(137,980)	(153,860)	(145,623)	(61,194)	(347,779)	62,932	(38,088)
Realized gain (loss) on investments	2,877,102	1,349,474	4,857,923	2,804,804	(10,909,563)	(4,700,390)	600,129	1,874,584
Change in unrealized gain (loss) on investments	761,861	53,040	(266,949)	93,362	1,267,214	774,314	(371,515)	(69,933)
Reinvested capital gains	-	-	-	-	-	2,165,845	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,508,135	1,264,534	4,437,114	2,752,543	(9,703,543)	(2,108,010)	291,546	1,766,563

Equity transactions:
Purchase payments received from contract owners (note 3)	1,672,701	321,523	340,569	746,837	876,867	1,761,234	760,946	573,109
Transfers between funds	8,071,763	649,324	16,138,769	(1,114,093)	200,665	(359,795)	(4,632,116)	3,320,863
Redemptions (note 3)	(1,409,589)	(1,374,349)	(1,787,536)	(2,585,078)	(1,512,209)	(3,982,309)	(1,467,629)	(1,535,596)
Annuity benefits	-	-	-	-	(139)	(3,286)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,392)	(5,070)	(3,844)	(16,914)	(7,604)	(13,341)	(5,130)	(8,195)
Adjustments to maintain reserves	(170)	(179)	(129)	(93)	(826)	(2,010)	(178)	(230)

Net equity transactions	8,331,313	(408,751)	14,687,829	(2,969,341)	(443,246)	(2,599,507)	(5,344,107)	2,349,951

Net change in contract owners’ equity	11,839,448	855,783	19,124,943	(216,798)	(10,146,789)	(4,707,517)	(5,052,561)	4,116,514
Contract owners’ equity beginning of period	7,425,414	6,569,631	9,379,489	9,596,287	19,680,043	24,387,560	12,388,116	8,271,602

Contract owners’ equity end of period	$19,264,862	7,425,414	28,504,432	9,379,489	9,533,254	19,680,043	7,335,555	12,388,116

CHANGES IN UNITS:
Beginning units	436,120	435,810	841,905	1,040,432	885,640	1,056,256	680,026	526,180
Units purchased	5,273,797	7,644,858	16,470,441	11,233,884	3,287,772	4,193,512	2,495,174	4,429,243
Units redeemed	(4,821,922)	(7,644,548)	(15,410,294)	(11,432,411)	(3,321,681)	(4,364,128)	(2,783,940)	(4,275,397)

Ending units	887,995	436,120	1,902,052	841,905	851,731	885,640	391,260	680,026

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RRF		RMEK		RTF		RVLCG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(50,348)	(76,191)	(92,440)	(67,056)	(166,574)	(132,312)	(450,880)	(285,161)
Realized gain (loss) on investments	798,708	1,006,366	2,501,384	665,926	5,084,346	2,381,491	6,154,278	1,765,732
Change in unrealized gain (loss) on investments	(119,375)	33,936	246,587	72,076	1,081,013	(298,383)	3,284,925	298,449
Reinvested capital gains	414,916	-	-	-	-	-	-	145,095

Net increase (decrease) in contract owners’ equity resulting from operations	1,043,901	964,111	2,655,531	670,946	5,998,785	1,950,796	8,988,323	1,924,115

Equity transactions:
Purchase payments received from contract owners (note 3)	68,371	174,367	734,332	270,837	1,839,924	4,272,507	3,072,431	996,684
Transfers between funds	964,277	(4,393,207)	(720,198)	(75,596)	3,502,207	(9,918,490)	13,121,863	2,114,805
Redemptions (note 3)	(357,643)	(728,395)	(1,178,381)	(721,926)	(933,621)	(1,159,724)	(3,056,092)	(2,322,044)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(601)	(7,392)	(5,894)	(7,107)	(2,183)	(6,026)	(12,732)	(3,753)
Adjustments to maintain reserves	(96)	(132)	(1,103)	(944)	(136)	(208)	(112)	(177)

Net equity transactions	674,308	(4,954,759)	(1,171,244)	(534,736)	4,406,191	(6,811,941)	13,125,358	785,515

Net change in contract owners’ equity	1,718,209	(3,990,648)	1,484,287	136,210	10,404,976	(4,861,145)	22,113,681	2,709,630
Contract owners’ equity beginning of period	2,891,298	6,881,946	4,509,583	4,373,373	5,226,163	10,087,308	18,360,948	15,651,318

Contract owners’ equity end of period	$4,609,507	2,891,298	5,993,870	4,509,583	15,631,139	5,226,163	40,474,629	18,360,948

CHANGES IN UNITS:
Beginning units	162,131	449,160	279,441	336,537	582,339	1,396,743	1,437,364	1,364,526
Units purchased	1,556,340	2,555,282	5,352,149	4,753,302	10,185,263	16,753,430	5,020,496	5,206,953
Units redeemed	(1,525,697)	(2,842,311)	(5,378,849)	(4,810,398)	(9,752,678)	(17,567,834)	(4,170,416)	(5,134,115)

Ending units	192,774	162,131	252,741	279,441	1,014,924	582,339	2,287,444	1,437,364

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVLCV		RVMCG		RVMCV		RVSCG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(401,183)	(122,490)	(390,580)	(193,883)	(214,369)	(126,914)	(304,450)	(120,242)
Realized gain (loss) on investments	4,936,907	1,597,264	1,172,344	26,622	2,920,051	1,594,962	3,607,947	408,495
Change in unrealized gain (loss) on investments	2,931,792	461,345	2,615,495	(1,321,397)	235,438	254,127	1,418,422	(8,401)
Reinvested capital gains	-	-	2,460,732	2,864,688	-	-	1,443,441	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,467,516	1,936,119	5,857,991	1,376,030	2,941,120	1,722,175	6,165,360	279,852

Equity transactions:
Purchase payments received from contract owners (note 3)	6,062,149	1,038,328	2,477,288	375,306	1,130,825	535,096	2,334,962	494,866
Transfers between funds	19,590,203	(2,686,977)	12,059,764	6,906,534	11,555,166	(10,794,819)	10,759,511	4,476,380
Redemptions (note 3)	(3,194,433)	(1,687,183)	(3,022,106)	(1,235,638)	(1,550,798)	(1,124,856)	(2,215,162)	(862,193)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(11,356)	(4,421)	(6,076)	(7,288)	(4,051)	(1,898)	(3,414)	(2,553)
Adjustments to maintain reserves	(161)	(167)	(149)	(159)	(146)	(133)	(139)	(41)

Net equity transactions	22,446,402	(3,340,420)	11,508,721	6,038,755	11,130,996	(11,386,610)	10,875,758	4,106,459

Net change in contract owners’ equity	29,913,918	(1,404,301)	17,366,712	7,414,785	14,072,116	(9,664,435)	17,041,118	4,386,311
Contract owners’ equity beginning of period	13,120,094	14,524,395	18,018,082	10,603,297	6,630,169	16,294,604	12,741,235	8,354,924

Contract owners’ equity end of period	$43,034,012	13,120,094	35,384,794	18,018,082	20,702,285	6,630,169	29,782,353	12,741,235

CHANGES IN UNITS:
Beginning units	1,057,510	1,398,503	995,696	670,396	483,777	1,362,882	870,994	620,483
Units purchased	6,909,502	5,404,523	5,313,584	1,699,194	7,008,245	1,878,327	4,687,229	2,449,222
Units redeemed	(5,549,824)	(5,745,516)	(4,812,654)	(1,373,894)	(6,364,383)	(2,757,432)	(4,061,505)	(2,198,711)

Ending units	2,417,188	1,057,510	1,496,626	995,696	1,127,639	483,777	1,496,718	870,994

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVSCV		RVSDL		RTEC		RTEL
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(106,372)	(67,191)	(16,687)	(40,522)	(69,183)	(77,048)	9,298	3,606
Realized gain (loss) on investments	1,956,823	393,119	(138,329)	(326,556)	751,386	(157,172)	103,880	(120,888)
Change in unrealized gain (loss) on investments	1,241,525	8,625	45,008	(79,833)	716,074	(221,508)	52,697	(14,616)
Reinvested capital gains	-	-	-	-	-	893,636	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,091,976	334,553	(110,008)	(446,911)	1,398,277	437,908	165,875	(131,898)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,907,425	614,537	41,308	76,829	674,612	320,794	87,656	17,787
Transfers between funds	4,003,016	209,702	(2,192,486)	1,023,057	10,646	44,047	(17,225)	(891,647)
Redemptions (note 3)	(1,101,631)	(691,160)	(131,943)	(282,922)	(514,896)	(621,701)	(116,114)	(163,120)
Annuity benefits	-	-	-	-	-	-	-	(1,251)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,344)	(2,330)	(2,883)	(4,573)	(1,311)	(2,606)	(1,197)	(335)
Adjustments to maintain reserves	(95)	(159)	(71)	(106)	(125)	(156)	(26)	(84)

Net equity transactions	4,804,371	130,590	(2,286,075)	812,285	168,926	(259,622)	(46,906)	(1,038,650)

Net change in contract owners’ equity	7,896,347	465,143	(2,396,083)	365,374	1,567,203	178,286	118,969	(1,170,548)
Contract owners’ equity beginning of period	6,290,002	5,824,859	3,204,951	2,839,577	4,670,093	4,491,807	923,565	2,094,113

Contract owners’ equity end of period	$14,186,349	6,290,002	808,868	3,204,951	6,237,296	4,670,093	1,042,534	923,565

CHANGES IN UNITS:
Beginning units	498,760	541,995	567,154	465,951	354,947	376,999	119,021	281,388
Units purchased	2,641,764	1,833,515	2,755,463	6,797,120	1,708,792	2,083,208	3,820,047	4,840,151
Units redeemed	(2,328,122)	(1,876,750)	(3,172,133)	(6,695,917)	(1,701,368)	(2,105,260)	(3,821,569)	(5,002,518)

Ending units	812,402	498,760	150,484	567,154	362,371	354,947	117,499	119,021

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RTRF		RUTL		RVWDL		GVFRB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(105,857)	(54,132)	91,229	62,310	(7,580)	(11,293)	(32,883)	-
Realized gain (loss) on investments	2,256,698	254,235	430,793	176,988	(39,910)	(68,363)	43,993	-
Change in unrealized gain (loss) on investments	467,263	273,970	35,374	(353,517)	407	52,337	67,360	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,618,104	474,073	557,396	(114,219)	(47,083)	(27,319)	78,470	-

Equity transactions:
Purchase payments received from contract owners (note 3)	450,479	47,547	351,691	317,102	(4,544)	68,997	509,650	-
Transfers between funds	3,238,904	807,450	(1,832,991)	(3,353,336)	(35,158)	3,797	4,072,036	-
Redemptions (note 3)	(883,512)	(594,155)	(609,781)	(726,592)	(91,399)	(64,356)	(153,963)	-
Annuity benefits	(175)	(1,899)	-	(2,127)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,159)	(2,122)	(2,374)	(4,730)	(1,465)	(520)	(3,223)	-
Adjustments to maintain reserves	(116)	(99)	(70)	(150)	(111)	(27)	(53)	-

Net equity transactions	2,802,421	256,722	(2,093,525)	(3,769,833)	(132,677)	7,891	4,424,447	-

Net change in contract owners’ equity	5,420,525	730,795	(1,536,129)	(3,884,052)	(179,760)	(19,428)	4,502,917	-
Contract owners’ equity beginning of period	4,292,452	3,561,657	5,772,558	9,656,610	803,071	822,499	-	-

Contract owners’ equity end of period	$9,712,977	4,292,452	4,236,429	5,772,558	623,311	803,071	4,502,917	-

CHANGES IN UNITS:
Beginning units	266,492	254,532	479,076	801,459	77,859	79,878	-	-
Units purchased	1,848,015	1,879,725	4,058,300	5,281,530	902,283	617,626	862,369	-
Units redeemed	(1,703,611)	(1,867,765)	(4,222,097)	(5,603,913)	(916,842)	(619,645)	(418,848)	-

Ending units	410,896	266,492	315,279	479,076	63,300	77,859	443,521	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GSBLMO		VWHA		VWAR		WRASP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(28)	-	(29,575)	(11,433)	(32,041)	(32,150)	(61,134)	(72,806)
Realized gain (loss) on investments	-	-	1,814	(152,753)	6,702	(720)	2,467,510	848,967
Change in unrealized gain (loss) on investments	105	-	229,262	122,484	64,314	25,628	2,588,277	2,530,212
Reinvested capital gains	-	-	42,986	66,712	16,118	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77	-	244,487	25,010	55,093	(7,242)	4,994,653	3,306,373

Equity transactions:
Purchase payments received from contract owners (note 3)	9,212	-	1,159,568	761,688	326,983	734,112	4,986,445	1,351,524
Transfers between funds	14,432	-	516,879	750,343	(1,397,685)	29,478	(15,452)	3,212,199
Redemptions (note 3)	-	-	(148,709)	(48,508)	(78,907)	(3,809)	(2,942,018)	(3,551,370)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1,195)	(625)	(793)	-	(7,430)	(28,504)
Adjustments to maintain reserves	(3)	-	(95)	(50)	(33)	(44)	(200)	(122)

Net equity transactions	23,641	-	1,526,448	1,462,848	(1,150,435)	759,737	2,021,345	983,727

Net change in contract owners’ equity	23,718	-	1,770,935	1,487,858	(1,095,342)	752,495	7,015,998	4,290,100
Contract owners’ equity beginning of period	-	-	2,159,544	671,686	2,760,934	2,008,439	23,773,000	19,482,900

Contract owners’ equity end of period	$23,718	-	3,930,479	2,159,544	1,665,592	2,760,934	30,788,998	23,773,000

CHANGES IN UNITS:
Beginning units	-	-	276,250	86,604	287,520	208,859	2,119,340	2,026,378
Units purchased	2,358	-	325,252	292,387	60,622	107,267	2,617,498	1,978,352
Units redeemed	-	-	(140,322)	(102,741)	(180,129)	(28,606)	(2,517,505)	(1,885,390)

Ending units	2,358	-	461,180	276,250	168,013	287,520	2,219,333	2,119,340

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVASA		RVAAS		RVACS		RVAMS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	24,692	(1,746)	(4,011)	20,736	12,827	(4,630)	6,641
Realized gain (loss) on investments	-	(160,531)	62,397	(5,043)	151,787	10,083	375,116	74,039
Change in unrealized gain (loss) on investments	-	82,292	3,317	41,306	(81,771)	143,834	(83,431)	275,427
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(53,547)	63,968	32,252	90,752	166,744	287,055	356,107

Equity transactions:
Purchase payments received from contract owners (note 3)	-	105,129	506,983	10,321	62,774	289,769	259,687	129,721
Transfers between funds	-	(3,298,631)	(1,075,692)	68,257	(2,936,306)	1,070,206	(4,218,685)	(131,080)
Redemptions (note 3)	-	(62,470)	(52,292)	(124,314)	(116,786)	(529,686)	(347,280)	(524,032)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(829)	-	(1,525)	(1)	(3,705)	(1,602)	(135)
Adjustments to maintain reserves	-	(29)	(21)	(25)	(24)	(44)	(50)	(22)

Net equity transactions	-	(3,256,830)	(621,022)	(47,286)	(2,990,343)	826,540	(4,307,930)	(525,548)

Net change in contract owners’ equity	-	(3,310,377)	(557,054)	(15,034)	(2,899,591)	993,284	(4,020,875)	(169,441)
Contract owners’ equity beginning of period	-	3,310,377	557,054	572,088	2,899,591	1,906,307	4,020,875	4,190,316

Contract owners’ equity end of period	$-	-	-	557,054	-	2,899,591	-	4,020,875

CHANGES IN UNITS:
Beginning units	-	360,426	51,471	58,543	274,533	192,189	381,412	431,152
Units purchased	-	138,330	51,609	78,256	37,556	317,582	41,218	113,728
Units redeemed	-	(498,756)	(103,080)	(85,328)	(312,089)	(235,238)	(422,630)	(163,468)

Ending units	-	-	-	51,471	-	274,533	-	381,412

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVDFA		RVDSR		SBTRP		SBIEP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(108,734)	(213,266)	(133,480)	(272,952)	-	(33)	-	(245)
Realized gain (loss) on investments	1,131,888	(58,064)	2,701,315	523,666	-	(3,310)	-	(35,033)
Change in unrealized gain (loss) on investments	448,399	448,000	(649,204)	226,570	-	5,052	-	40,356
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,471,553	176,670	1,918,631	477,284	-	1,709	-	5,078

Equity transactions:
Purchase payments received from contract owners (note 3)	584,239	431,574	333,961	776,326	-	-	-	(1)
Transfers between funds	(11,433,298)	(2,481,074)	(14,827,153)	(3,782,526)	-	-	-	(61,580)
Redemptions (note 3)	(1,056,067)	(3,584,465)	(1,541,464)	(6,223,893)	-	(34,739)	-	(29,993)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	(10)
Contingent deferred sales charges (note 2)	(8,085)	(5,495)	(11,701)	(11,900)	-	-	-	-
Adjustments to maintain reserves	(98)	(121)	(91)	(133)	-	3	-	(3)

Net equity transactions	(11,913,309)	(5,639,581)	(16,046,448)	(9,242,126)	-	(34,736)	-	(91,587)

Net change in contract owners’ equity	(10,441,756)	(5,462,911)	(14,127,817)	(8,764,842)	-	(33,027)	-	(86,509)
Contract owners’ equity beginning of period	10,441,756	15,904,667	14,127,817	22,892,659	-	33,027	-	86,509

Contract owners’ equity end of period	$-	10,441,756	-	14,127,817	-	-	-	-

CHANGES IN UNITS:
Beginning units	1,212,032	1,858,221	1,578,196	2,618,123	-	1,435	-	8,400
Units purchased	124,873	84,475	149,478	235,380	-	-	-	-
Units redeemed	(1,336,905)	(730,664)	(1,727,674)	(1,275,307)	-	(1,435)	-	(8,400)

Ending units	-	1,212,032	-	1,578,196	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN FUNDS GROUP (THE)

Global Small Capitalization Fund - Class 4 (AMVGS4)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DIREXION FUNDS

Dynamic VP HY Bond Fund (DXVHY)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)*

INVESCO INVESTMENTS

VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

MERGER FUNDS

The Merger Fund VL (MGRFV)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)

Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class III (TRF3)

NVIT Government Bond Fund - Class III (GBF3)

American Century NVIT Growth Fund -Class II (CAF2)

NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)

NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)

NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)

NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)

NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)

NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)

NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)

NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)

NVIT Multi-Manager Small Company Fund - Class III (SCF3)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Real Estate Fund - Class II (NVRE2)

NVIT Money Market Fund - Class II (NVMM2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)*

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NORTHERN LIGHTS

7Twelve Balanced Portfolio (NO7TB)*

Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)

Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

PIMCO FUNDS

VIT - Unconstrained Bond Portfolio Advisor Class (PMUBA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class III (ACVIG3)

American Century VP Inflation Protection Fund - Class II (ACVIP2)

VP Ultra(R) Fund - Class III (ACVU3)

VP Value Fund - Class III (ACVV3)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)

VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)

VIP Growth Portfolio - Service Class 2 R (FG2R)

VIP High Income Portfolio - Service Class 2R (FHI2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable All Cap Value Portfolio Class I (SBTRP)*

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Service Class (OVGSS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class  (PMVEBD)

Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)

Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)

PRO FUNDS

VP UltraShort NASDAQ-100 (PROUSN)

VP Access High Yield Fund (PROAHY)

VP Asia 30 (PROA30)

VP Banks (PROBNK)

VP Basic Materials (PROBM)

VP Bear (PROBR)

VP Biotechnology (PROBIO)

VP Bull (PROBL)

VP Consumer Goods (PROCG)

VP Consumer Services (PROCS)

VP Emerging Markets (PROEM)

VP Europe 30 (PROE30)

VP Financials (PROFIN)

VP Health Care (PROHC)

VP Industrials (PROIND)

VP International (PROINT)

VP Internet (PRONET)

VP Japan (PROJP)

VP NASDAQ-100 (PRON)

VP Oil & Gas (PROOG)

VP Pharmaceuticals (PROPHR)

VP Precious Metals (PROPM)

VP Real Estate (PRORE)

VP Rising Rates Opportunity (PRORRO)

VP Semiconductor (PROSCN)

VP Short Emerging Markets (PROSEM)

VP Short International (PROSIN)

VP Short NASDAQ-100 (PROSN)

VP Technology (PROTEC)

VP Telecommunications (PROTEL)

VP U.S. Government Plus (PROGVP)

VP UltraNASDAQ-100 (PROUN)

VP Utilities (PROUTL)

GUGGENHEIM INVESTMENTS

Global Managed Futures Strategy (RVMFU)

Variable Fund - Long Short Equity Fund (RSRF)

Variable Fund - CLS AdvisorOne Amerigo (RVAMR)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Variable Fund - CLS AdvisorOne Select Allocation (RVBER)

Variable Trust - Biotechnology Fund (RBF)

Variable Fund - CLS AdvisorOne Clermont (RVCLR)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

SBL Fund - Series F (Floating Rate Strategies Series) (GVFRB)

Series M (Macro Opportunities Series) (GSBLMO)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

*At December 31, 2013, contract owners have not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year for those products with Contingent Deferred Sales Charge (CDSC) schedules; excluding marketFLEX II, which declines at 1% per year beginning after the purchase payment has been held in the contact for one year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No contingent deferred sales charge is deducted on marketFLEX Advisor contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges - Recurring	1.25%	1.15%	1.05%	0.25%
CDSC Option:
Administrative Charge	0.05%	0.00%	0.20%	0.20%
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	0.00%
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,(iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take.
Note: May not be elected if the No CDSC option is elected.

Maximum Variable Account Charges (1)	1.30%	2.05%	3.10%	1.20%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2013.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Total	AAEIP3	AMVGS4	MLVGA3	CSCRS	DXVHY	IVBRA2	LZREMS

0.45%	$303,528	$-	$29	$2,421	$398	$35	$-	$442
0.65%	44,950	-	-	387	285	-	-	-
0.70%	2,647	-	-	-	-	-	-	-
0.80%	134	-	-	63	-	-	-	-
0.85%	5,653	-	-	-	-	-	-	-
0.90%	582	-	-	-	-	-	-	-
0.95%	4,071	-	-	142	-	-	-	-
1.00%	4,845	-	1	-	-	-	-	-
1.05%	628	-	-	-	-	-	-	-
1.10%	2,013	-	-	-	-	-	-	-
1.15%	2,274,348	-	342	53,557	1,184	62,556	2	801
1.20%	923	-	-	-	-	-	-	-
1.25%	1,271,596	3	276	17,280	1,403	51,174	3	136
1.30%	27,350	-	-	-	-	-	-	-
1.35%	3,771,987	92	912	65,404	1,798	63,105	-	495
1.40%	770,000	-	187	19,372	63	525	-	894
1.45%	182,670	-	-	2,277	512	11,225	-	203
1.50%	256	-	-	-	-	-	-	-
1.55%	1,593,490	10	179	39,538	752	22,570	-	935
1.60%	1,871,690	-	965	29,179	1,612	4,248	2	3,203
1.65%	1,723,075	-	281	14,073	-	15,691	1	96
1.80%	855,810	-	794	10,397	102	2,216	-	201
1.85%	112,277	-	-	211	21	124	18	-
1.90%	1,358,989	-	358	20,759	1,383	720	-	102
1.95%	447,633	-	43	4,246	60	599	2	5
2.00%	158,423	-	4	1,689	-	2,896	-	-
2.05%	18,683	-	-	-	-	-	-	-
2.10%	335,820	-	66	8,450	1,014	132	-	229
2.15%	244,941	-	123	1,488	-	-	-	107
2.20%	67,306	-	-	73	3	-	-	-
2.25%	10,612	-	-	740	-	-	-	-
2.30%	114,312	-	-	-	-	-	-	-
2.35%	55,494	-	-	31	5	-	-	-
2.40%	10,884	-	-	826	-	-	-	-
2.45%	115,534	-	11	575	-	-	-	-
2.50%	84,645	-	-	-	-	5,573	-	-
2.55%	1,105	-	-	-	-	-	-	-
2.85%	8,451	-	-	-	-	-	-	-

Totals	$17,857,355	$105	$4,571	$293,178	$10,595	$243,389	$28	$7,849

	MVGTAS	MGRFV	MSEMB	MSVGT2	VKVGR2	GVAAA2	HIBF3	GEM3

0.45%	$195	$-	$609	$67	$421	$1,382	$36	$349
0.65%	59	-	-	-	56	61	10	46
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	268	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	15	127	-
1.00%	-	-	-	-	-	56	126	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,707	-	1,869	483	1,763	18,891	21,217	3,756
1.20%	-	-	-	-	-	-	-	-
1.25%	2,057	-	1,840	1,629	2,402	5,273	4,355	9,746
1.30%	-	-	-	-	-	-	-	-
1.35%	924	6	1,216	1,523	3,219	36,918	21,795	5,698
1.40%	2,440	3	186	122	1,310	12,065	4,217	580
1.45%	627	-	526	700	991	3,298	-	463
1.50%	-	-	-	-	-	-	78	11
1.55%	853	-	1,634	711	6,000	9,629	20,947	5,351
1.60%	761	8	1,364	778	7,262	11,103	3,601	3,305
1.65%	410	-	1,610	202	3,935	11,284	1,327	6,827
1.80%	1,407	-	1,532	2,305	560	5,101	298	766
1.85%	16	-	14	19	61	200	-	210
1.90%	1,402	-	2,470	237	3,481	13,297	1,020	2,062
1.95%	192	-	866	217	485	5,742	-	6,039
2.00%	-	-	119	234	82	8,659	-	18
2.05%	-	-	-	-	-	-	-	-
2.10%	618	-	1,644	410	1,553	2,525	-	858
2.15%	-	-	166	-	673	2,438	223	22
2.20%	111	-	-	365	83	6,112	-	27
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	19,701	-	-
2.35%	-	-	104	-	-	322	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	152	-	387	14,671	297	-
2.50%	-	-	101	-	45	-	-	52
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$13,779	$17	$18,022	$10,002	$34,769	$188,743	$79,942	$46,186

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVLCP2

0.45%	$99	$530	$21	$58	$563	$874	$575	$243
0.65%	-	-	-	264	561	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	110	111	-	-	-	260	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	11	-	-	-	-	679	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,682	5,292	7,716	22,991	12,792	11,464	387	4,368
1.20%	-	-	-	-	-	-	-	-
1.25%	3,691	7,236	4,015	4,905	13,753	6,052	617	1,254
1.30%	-	-	-	-	-	-	-	-
1.35%	9,018	8,517	15,835	13,895	51,866	34,792	14,509	12,778
1.40%	366	2,262	554	1,782	6,683	4,633	2,883	1,303
1.45%	498	339	1,083	240	420	264	247	152
1.50%	-	-	-	-	-	-	-	-
1.55%	375	3,428	2,595	10,669	9,809	3,138	874	4,962
1.60%	2,552	3,825	8,998	9,808	17,330	4,562	7,511	9,775
1.65%	7,481	2,400	3,275	8,422	60,162	39,978	18,770	16,383
1.80%	2,458	1,340	7,579	4,589	7,795	5,193	4,177	4,833
1.85%	366	-	-	608	591	-	-	622
1.90%	2,681	9,360	6,766	6,514	7,260	528	5,989	8,160
1.95%	47	377	1,693	2,163	8,474	19	6	2,423
2.00%	-	-	7,589	735	3,124	342	-	317
2.05%	-	-	-	-	-	-	-	-
2.10%	-	53	93	728	2,351	67	-	-
2.15%	-	1,071	12	1,610	379	293	-	659
2.20%	-	-	369	3,765	1,258	721	3,928	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	7	42	939	225	-	-	-
2.35%	-	-	-	-	-	-	-	142
2.40%	-	-	-	-	95	-	-	-
2.45%	-	-	-	-	-	164	-	393
2.50%	-	-	456	-	1,695	164	146	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	8,451	-

	$31,314	$46,158	$68,802	$94,685	$207,186	$113,248	$70,009	$68,767

	TRF3	GBF3	CAF2	GVIDA6	NVDBL6	NVDCA6	GVIDC6	GVIDM6

0.45%	$465	$1,052	$2	$31	$128	$-	$373	$1,783
0.65%	-	65	-	-	-	1	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	300	-	-	-	-	250	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	289	-	-	-	-	-	-
1.00%	-	-	-	-	27	27	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,348	46,612	2	6,938	5,090	1,284	30,296	66,135
1.20%	-	-	-	-	-	-	-	-
1.25%	1,271	5,473	-	3,943	851	993	8,049	4,336
1.30%	-	-	-	-	-	-	-	-
1.35%	9,695	58,325	34	22,786	2,389	451	52,256	94,999
1.40%	625	8,859	1	6,596	277	16	9,945	22,612
1.45%	-	1,126	-	-	81	-	-	8
1.50%	-	-	-	-	-	-	-	-
1.55%	81	30,526	-	3,472	1,306	-	17,221	32,564
1.60%	2,367	15,100	171	22,324	910	4,200	22,077	24,622
1.65%	215	5,027	2	2,203	518	7,202	31,287	26,793
1.80%	6	413	4	1,103	1,019	30	1,665	2,095
1.85%	32	-	-	364	-	-	487	29
1.90%	535	562	88	3,711	-	589	689	421
1.95%	-	5,653	-	755	15	42	3,732	10
2.00%	-	-	-	-	1,161	-	2,308	952
2.05%	-	-	-	-	-	-	-	-
2.10%	-	4,256	-	-	-	-	1,380	-
2.15%	-	602	-	-	-	-	-	376
2.20%	-	-	-	-	-	-	-	277
2.25%	-	-	-	-	-	-	-	-
2.30%	77	-	-	-	-	831	6,011	514
2.35%	-	-	-	-	-	-	-	32
2.40%	-	-	-	-	-	-	-	-
2.45%	-	163	-	-	-	-	-	934
2.50%	-	-	-	-	-	506	-	2,025
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$18,717	$184,403	$304	$74,226	$13,772	$16,172	$188,026	$281,517

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2	NVMLV2	NVMMG1

0.45%	$616	$332	$-	$854	$569	$285	$333	$-
0.65%	-	-	-	14	9	5	16	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	2	-	-	-	-	-	-
0.85%	-	-	-	-	-	3	1	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	70	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	23,100	19,300	-	1,584	1,619	2,750	3,390	418
1.20%	-	-	-	-	-	-	-	-
1.25%	764	16,514	-	1,200	2,619	950	708	-
1.30%	-	-	967	-	-	-	-	-
1.35%	38,594	54,355	-	7,043	2,366	3,702	3,479	2,881
1.40%	9,844	18,043	-	980	104	1,049	903	658
1.45%	-	268	-	53	67	123	162	-
1.50%	-	-	-	-	-	20	-	-
1.55%	7,687	5,511	-	5,338	3,833	1,507	1,318	27
1.60%	7,437	15,164	-	3,938	5,845	1,878	2,013	240
1.65%	143	20,302	-	4,401	2,019	391	780	-
1.80%	454	1,560	-	1,077	107	8,003	9,536	-
1.85%	-	18	-	-	4	320	192	-
1.90%	480	15,575	-	4,683	3,735	1,576	1,257	-
1.95%	16	1,064	-	2,314	1,399	61	2	-
2.00%	-	-	-	-	8	1,159	1,258	-
2.05%	-	693	-	-	-	-	-	-
2.10%	-	2,841	-	159	301	333	285	-
2.15%	-	895	-	-	2	43	2,108	-
2.20%	-	-	-	-	-	37	-	-
2.25%	-	2,325	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	1,466	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	675	499	-	36	-
2.50%	-	734	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$89,135	$176,962	$967	$34,313	$25,105	$24,195	$27,847	$4,224

	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	MSBF	NVSTB2	NVRE2

0.45%	$227	$1,464	$93	$1,765	$201	$16	$307	$-
0.65%	4	6	144	6	77	-	91	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	2	2	-	57	-	-	3	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	33	-	-	-	-
1.00%	-	1	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,685	4,741	589	1,236	8,370	68	14,010	40
1.20%	-	-	-	-	2	-	-	-
1.25%	1,078	4,291	375	2,138	1,878	223	9,974	228
1.30%	-	-	-	-	-	-	-	-
1.35%	6,456	11,679	4,286	6,078	16,349	396	12,399	93
1.40%	291	809	522	1,761	3,866	3	3,930	-
1.45%	1,031	1,072	151	54	88	-	509	32
1.50%	-	-	-	-	-	-	-	-
1.55%	2,923	3,795	1,318	1,833	2,427	242	10,558	86
1.60%	6,623	9,822	1,249	2,315	1,659	321	12,467	39
1.65%	2,603	10,074	198	4,456	1,343	32	3,288	132
1.80%	4,525	2,846	3,731	255	749	251	5,709	-
1.85%	264	723	-	31	16	-	-	-
1.90%	5,982	7,604	1,607	1,625	1,186	61	2,404	28
1.95%	170	133	145	183	208	44	968	5
2.00%	275	675	451	4	-	-	2,471	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,208	1,819	954	961	1,072	-	1,246	12
2.15%	39	525	32	5	-	-	1,314	-
2.20%	18	-	185	29	38	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	322	303	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	9	451	-	339	-	-	558	-
2.50%	-	-	54	-	-	-	-	10
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$37,735	$62,835	$16,084	$25,164	$39,529	$1,657	$82,206	$705

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	NVMM2	NVLM2	NVLCA2	NCPG2	IDPG2	IDPGI2	NOVMH2	NOVPI2

0.45%	$75,027	$1,389	$38	$-	$-	$-	$91	$327
0.65%	6,857	-	-	-	-	-	38	-
0.70%	67	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	417	55	-	-	-	-	-	113
0.90%	22	-	-	-	-	-	-	-
0.95%	100	-	-	-	-	-	-	-
1.00%	533	-	-	-	-	-	-	951
1.05%	78	-	-	-	-	-	-	-
1.10%	239	-	-	-	-	-	-	-
1.15%	351,232	-	746	-	-	-	56	1,327
1.20%	41	-	-	-	-	-	-	-
1.25%	217,150	3,578	884	-	-	-	2,895	16,706
1.30%	-	-	-	-	-	-	-	-
1.35%	627,637	22	9	12	6	15	92	10,522
1.40%	125,062	442	-	-	-	-	21	129
1.45%	36,107	-	-	-	-	-	4,745	5,387
1.50%	12	-	-	-	-	-	-	-
1.55%	271,490	-	-	-	-	-	2,817	23,362
1.60%	334,518	8,369	1,663	-	-	-	4,208	15,425
1.65%	321,466	232	222	-	-	-	781	92,421
1.80%	266,647	189	-	-	-	-	610	28,580
1.85%	38,164	-	-	-	-	-	14	4,499
1.90%	193,404	-	837	-	-	-	16,498	19,233
1.95%	71,431	-	-	-	-	-	465	19,290
2.00%	20,511	-	-	-	-	-	5	4,078
2.05%	1,629	-	-	-	-	-	-	-
2.10%	85,610	-	-	-	-	-	19	4,148
2.15%	46,020	2,556	-	-	-	-	368	3,874
2.20%	8,114	-	-	-	-	-	291	2,513
2.25%	2,218	-	-	-	-	-	-	-
2.30%	18,214	-	227	-	-	-	-	2,763
2.35%	11,239	-	-	-	-	-	164	1,056
2.40%	1,298	-	-	-	-	-	-	-
2.45%	25,265	-	-	-	-	-	137	36
2.50%	6,765	-	-	-	-	-	56	141
2.55%	107	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$3,164,691	$16,832	$4,626	$12	$6	$15	$34,371	$256,881

	NOTBBA	PMUBA	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3	FQB

0.45%	$8,469	$-	$302	$838	$2,092	$-	$2,000	$-
0.65%	-	-	-	1	1,151	-	195	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	221	178	-	154	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	137	-
1.00%	-	-	-	-	-	-	228	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	675	-	838	10,816	7,387	2,293	15,340	-
1.20%	-	-	-	-	-	-	2	-
1.25%	3,460	11	4,465	5,369	6,517	-	10,306	-
1.30%	-	-	-	-	-	-	-	66
1.35%	2,997	5	1,267	23,029	19,923	1,214	38,457	-
1.40%	-	3	501	6,374	6,105	557	10,391	-
1.45%	211	-	-	14	1,636	-	1,501	-
1.50%	-	-	-	-	-	-	-	-
1.55%	2,122	33	252	4,818	12,030	367	7,761	-
1.60%	781	11	1,552	5,678	14,606	439	6,300	-
1.65%	16,603	-	408	1,249	5,452	-	2,499	-
1.80%	6,947	-	683	1,059	5,775	-	2,290	-
1.85%	3,243	-	-	27	432	-	-	-
1.90%	199	-	302	4,708	4,498	-	2,936	-
1.95%	32	-	-	1,633	9,016	-	732	-
2.00%	-	-	-	-	178	-	-	-
2.05%	-	-	-	-	3,940	-	-	-
2.10%	102	-	-	530	3,800	-	1,493	-
2.15%	94	-	21	20	1,876	-	54	-
2.20%	76	-	-	23	1	-	-	-
2.25%	-	-	-	-	998	-	-	-
2.30%	-	-	-	-	8	-	-	-
2.35%	43	-	-	-	7,803	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	35	-	-	231	1,491	-	1,617	-
2.50%	-	-	-	-	3,380	-	33	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$46,089	$63	$10,591	$66,638	$120,273	$4,870	$104,426	$66

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVIS2	FTVMD2	FTVFA2

0.45%	$1,721	$-	$1,059	$1,707	$1,324	$161	$381	$630
0.65%	183	-	309	24	226	-	-	196
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	151	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	87	-	169	-	-	-	226
1.00%	-	196	27	65	179	-	3	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,961	23,903	13,891	15,182	6,375	887	6,353	18,242
1.20%	-	-	-	-	-	9	-	-
1.25%	1,017	-	3,730	9,707	2,740	321	994	6,956
1.30%	-	-	-	-	-	-	-	-
1.35%	882	52,565	31,358	27,647	7,605	2,994	815	6,995
1.40%	412	17,086	10,120	6,611	302	523	243	5,374
1.45%	465	-	146	1,008	456	33	25	632
1.50%	-	-	-	-	-	-	-	-
1.55%	476	12,309	8,319	14,547	1,583	1,295	1,326	7,174
1.60%	703	2,609	14,272	10,097	4,817	739	423	2,318
1.65%	3,474	-	8,834	3,414	4,870	1,513	514	3,096
1.80%	1,446	-	5,962	9,755	776	624	1,030	6,498
1.85%	93	-	154	67	-	54	92	102
1.90%	790	-	2,169	7,614	3,697	683	654	467
1.95%	233	-	4,116	3,646	2,877	575	187	912
2.00%	-	-	271	12	78	13	8	315
2.05%	-	-	-	-	-	697	-	-
2.10%	380	-	2,583	2,874	365	42	263	-
2.15%	1,061	-	87	1,632	82	46	14	677
2.20%	-	-	170	2	-	-	17	205
2.25%	-	-	-	-	-	171	-	-
2.30%	2,905	-	-	12	-	-	-	-
2.35%	-	-	248	-	-	1,377	-	-
2.40%	-	-	-	-	-	354	-	-
2.45%	298	-	2,817	2,097	958	43	81	227
2.50%	-	-	-	-	16	600	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$19,500	$108,755	$110,642	$118,040	$39,326	$13,754	$13,423	$61,242

	SBVI	LPWHY2	OVGSS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD

0.45%	$-	$2,986	$129	$2,072	$1,681	$1,916	$2,565	$499
0.65%	-	117	774	229	1,292	1,530	1,065	82
0.70%	-	-	-	-	-	-	-	86
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	25	14	7	20
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	31	-	-	-	-
1.00%	-	-	-	-	45	-	-	-
1.05%	-	-	-	-	32	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	7,262	1,142	12,924	2,742	22,995	30,785	1,311
1.20%	-	-	2	-	-	-	-	-
1.25%	-	15,779	98	7,446	2,141	8,739	15,188	4,494
1.30%	26,317	-	-	-	-	-	-	-
1.35%	-	13,531	590	23,064	5,204	32,595	81,082	2,859
1.40%	-	2,742	194	1,643	1,052	5,171	6,049	2,221
1.45%	-	89	-	4,297	503	221	1,934	2,125
1.50%	-	-	-	-	-	-	-	16
1.55%	-	10,161	422	18,832	4,075	37,777	36,621	2,223
1.60%	-	6,240	300	5,674	2,533	12,436	49,107	4,394
1.65%	-	19,813	166	54,559	752	15,496	48,177	3,371
1.80%	-	2,298	1,480	10,760	861	4,186	12,372	2,514
1.85%	-	-	56	837	600	450	928	56
1.90%	-	3,463	-	14,115	1,644	26,765	85,744	2,397
1.95%	-	-	17	11,023	416	8,060	10,160	501
2.00%	-	-	-	9,131	526	240	2,807	433
2.05%	-	-	-	-	-	7,915	-	-
2.10%	-	414	111	2,754	2,525	1,782	8,765	867
2.15%	-	5	22	587	112	3,165	2,676	-
2.20%	-	-	-	7,515	30	-	293	-
2.25%	-	-	-	-	-	2,010	-	-
2.30%	-	-	-	-	-	1,915	860	-
2.35%	-	-	-	178	34	15,591	233	22
2.40%	-	-	-	-	-	1,941	-	808
2.45%	-	-	-	383	424	2,165	3,338	-
2.50%	-	-	-	-	31	6,541	2,119	15
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$26,317	$84,900	$5,503	$188,054	$29,280	$221,616	$402,875	$31,314

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PROUSN	PROAHY	PROA30

0.45%	$4,798	$1,806	$17,853	$74	$-	$8	$24,836	$223
0.65%	946	121	414	-	-	10	4,227	41
0.70%	65	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	51	43	65	-	-	-	181	-
0.90%	-	-	-	-	-	-	-	-
0.95%	193	207	308	52	124	-	-	-
1.00%	63	8	180	-	-	-	243	-
1.05%	38	6	1	-	-	-	95	-
1.10%	-	-	-	-	-	-	-	-
1.15%	26,496	5,004	73,272	3,294	1,405	1,034	62,470	2,349
1.20%	-	-	-	-	-	123	-	-
1.25%	4,814	6,522	54,892	2,030	8,345	1,511	83,237	1,914
1.30%	-	-	-	-	-	-	-	-
1.35%	12,770	11,553	146,717	4,908	4,013	839	134,541	4,294
1.40%	2,809	3,856	13,470	1,833	866	55	4,395	67
1.45%	503	1,412	1,431	128	-	592	21,004	114
1.50%	-	-	-	-	-	-	-	-
1.55%	6,837	6,945	44,640	1,815	2,648	1,836	85,084	1,550
1.60%	14,516	9,502	44,568	898	660	535	64,252	3,674
1.65%	12,356	10,858	116,069	-	1,191	827	128,010	686
1.80%	1,372	1,546	13,855	286	1,434	180	27,042	929
1.85%	1,471	148	772	134	-	133	5,039	1,400
1.90%	8,770	6,058	13,307	595	101	2,706	50,290	2,321
1.95%	3,493	4,067	11,240	37	-	495	53,571	545
2.00%	940	152	238	-	1,158	252	8,313	108
2.05%	-	-	-	-	-	-	-	-
2.10%	5,739	547	5,415	1,075	97	1,324	11,318	426
2.15%	343	202	5,650	-	-	4,528	5,136	321
2.20%	-	13	-	-	-	-	4,498	1
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	65	-	-	19	19
2.35%	16	-	-	-	-	-	463	34
2.40%	49	-	-	-	-	-	-	-
2.45%	845	850	1,776	-	66	28	1,393	9
2.50%	15	133	57	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$110,308	$71,559	$566,190	$17,224	$22,108	$17,016	$779,657	$21,025

	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM

0.45%	$93	$41	$1,424	$750	$5,947	$269	$50	$871
0.65%	32	1	1,204	7	76	7	1	153
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	58	-	56	324	12
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	1	1	63	3	-	6
1.05%	-	-	-	-	-	-	-	2
1.10%	-	-	-	-	-	-	-	-
1.15%	1,561	437	3,158	3,561	9,089	1,139	1,603	3,149
1.20%	-	-	-	-	-	-	-	-
1.25%	1,400	2,929	879	6,659	10,796	2,302	4,938	2,870
1.30%	-	-	-	-	-	-	-	-
1.35%	8,035	6,185	1,667	12,858	11,491	1,821	4,414	8,035
1.40%	503	24	14	1,451	1,270	201	256	478
1.45%	505	32	2,945	1,570	539	1,119	1,414	935
1.50%	-	-	-	-	-	-	-	-
1.55%	1,665	1,218	2,401	7,678	3,997	2,093	2,775	3,995
1.60%	4,705	3,024	6,277	6,869	32,050	5,917	5,755	21,201
1.65%	4,608	1,610	10,089	7,917	20,291	2,863	6,512	2,784
1.80%	1,303	1,767	1,696	3,595	13,038	2,989	2,872	4,304
1.85%	418	179	712	247	2,332	150	195	703
1.90%	1,508	7,200	2,710	2,517	10,999	990	1,286	4,591
1.95%	509	118	2,864	5,000	2,154	36	561	454
2.00%	574	-	133	372	1,890	37	80	197
2.05%	-	-	-	-	-	-	-	-
2.10%	805	343	331	1,808	4,882	110	1,784	571
2.15%	1,869	3,437	767	9,313	2,522	425	619	152
2.20%	-	52	72	21	269	1	-	4
2.25%	-	-	67	-	188	-	-	-
2.30%	-	-	165	14	715	-	-	56
2.35%	23	-	129	-	871	-	-	-
2.40%	-	-	27	-	77	53	54	-
2.45%	-	-	313	2	4,319	31	-	191
2.50%	-	-	-	-	2,014	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$30,116	$28,597	$40,045	$72,268	$141,879	$22,612	$35,493	$55,714

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET	PROJP	PRON

0.45%	$611	$24	$90	$487	$370	$127	$448	$2,523
0.65%	158	3	13	13	100	-	179	81
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	9	-	-	-	-	-	3	1
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	7	-	3	-	-	-	3	2
1.05%	3	-	-	-	-	-	1	1
1.10%	-	-	-	-	-	-	-	-
1.15%	923	881	3,247	3,688	5,688	765	724	4,627
1.20%	-	3	-	-	-	2	-	4
1.25%	466	904	4,757	3,222	2,802	2,487	1,651	5,092
1.30%	-	-	-	-	-	-	-	-
1.35%	3,363	2,989	9,253	3,790	9,092	1,339	10,407	7,670
1.40%	147	74	1,115	1,153	730	841	425	614
1.45%	56	422	768	261	314	171	2,898	1,070
1.50%	-	-	-	-	-	-	-	-
1.55%	1,859	2,222	6,626	1,950	3,745	5,512	3,775	4,421
1.60%	3,829	3,879	9,385	8,799	4,128	3,695	22,923	7,626
1.65%	1,592	2,453	7,434	6,383	6,711	3,097	6,563	4,429
1.80%	4,422	1,570	6,276	4,815	1,731	975	6,588	9,314
1.85%	569	211	427	375	540	589	722	1,801
1.90%	5,703	3,894	1,910	9,540	8,579	3,297	4,301	4,872
1.95%	523	1,110	307	670	814	500	889	1,681
2.00%	226	65	201	307	784	160	554	466
2.05%	-	-	-	-	-	-	-	-
2.10%	121	1,336	827	352	975	259	1,948	1,521
2.15%	1,953	443	3,035	250	1,840	472	475	573
2.20%	-	3	6	7	-	138	309	184
2.25%	-	-	-	-	-	-	-	151
2.30%	68	-	-	1,140	-	77	16	429
2.35%	123	4	-	74	9	17	62	908
2.40%	-	-	-	-	-	-	-	58
2.45%	2	368	-	206	1,323	117	-	1,433
2.50%	-	-	1,390	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$26,733	$22,858	$57,070	$47,482	$50,275	$24,637	$65,864	$61,552

	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN

0.45%	$217	$605	$126	$754	$1,879	$19	$130	$72
0.65%	957	15	1,094	7	226	8	25	9
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	16	-	2	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	40	-	-	-
1.05%	-	-	-	-	27	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,386	1,966	1,081	1,522	1,358	469	1,387	32
1.20%	-	-	-	-	-	-	-	-
1.25%	6,085	1,752	2,447	3,039	1,783	300	229	313
1.30%	-	-	-	-	-	-	-	-
1.35%	15,648	3,310	3,529	9,846	6,099	1,010	1,365	343
1.40%	404	61	607	328	1,335	30	23	26
1.45%	435	561	786	326	231	1	31	978
1.50%	-	-	-	-	-	-	-	-
1.55%	4,072	4,825	10,945	4,383	1,307	804	535	603
1.60%	980	1,191	1,452	8,381	2,717	153	2,212	3,657
1.65%	1,487	1,839	7,072	2,928	1,173	439	519	283
1.80%	937	788	2,028	468	4,621	13	185	1,600
1.85%	27	67	147	88	353	117	226	166
1.90%	13,722	883	1,323	9,529	544	16	267	3,436
1.95%	64	297	1,175	1,315	988	11	24	949
2.00%	41	133	312	178	585	-	175	167
2.05%	-	-	-	-	-	-	-	-
2.10%	1,430	1,312	1,792	490	2,968	-	2,009	822
2.15%	4,719	7,071	2,411	2,225	1,651	7	868	3,503
2.20%	4	1	1	5	436	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	218	4	72	8	-	-	64	109
2.35%	26	-	-	8	245	-	6	22
2.40%	-	-	-	-	-	-	-	-
2.45%	179	289	65	107	1,834	-	-	-
2.50%	8	-	7	621	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$54,046	$26,970	$38,472	$46,556	$32,416	$3,397	$10,282	$17,090

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL	RVMFU	RSRF

0.45%	$335	$156	$6	$1,053	$1,384	$293	$145	$168
0.65%	12	4	-	69	24	9	16	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	258	-	1	-	105	48	83
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	26	34
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	72	138
1.15%	3,629	866	487	3,324	2,742	1,948	4,989	16,908
1.20%	-	-	-	-	260	-	-	-
1.25%	1,001	2,155	1,505	5,431	1,810	3,028	2,247	2,964
1.30%	-	-	-	-	-	-	-	-
1.35%	329	3,203	1,504	8,372	3,463	2,501	9,067	36,973
1.40%	6	73	383	407	27	205	1,129	5,796
1.45%	74	488	337	572	268	592	377	2,254
1.50%	-	-	-	-	-	-	9	-
1.55%	372	1,213	1,287	3,145	1,670	3,112	8,896	23,902
1.60%	988	3,215	1,790	4,677	1,882	2,427	9,146	2,603
1.65%	305	6,176	1,645	2,679	1,889	2,160	1,099	1,198
1.80%	1,368	6,336	320	12,052	2,184	1,986	911	360
1.85%	239	201	12	11	1,750	107	558	86
1.90%	761	2,183	70	13,489	2,777	667	5,371	929
1.95%	100	268	121	2,989	1,079	731	1,017	417
2.00%	17	6	-	2,091	812	66	151	447
2.05%	-	-	-	-	-	1,375	-	-
2.10%	408	45	472	8,123	1,096	778	1,493	1,187
2.15%	3,178	4,866	283	3,210	4,426	3,739	15	77
2.20%	24	-	-	110	137	2	41	323
2.25%	22	-	-	-	104	346	-	-
2.30%	96	849	-	-	251	57	563	179
2.35%	26	-	-	61	298	2,677	51	31
2.40%	9	-	-	-	39	-	-	441
2.45%	105	-	182	51	602	81	-	68
2.50%	-	-	-	-	-	1,124	-	-
2.55%	-	-	-	-	-	-	35	148
2.85%	-	-	-	-	-	-	-	-

	$13,404	$32,561	$10,404	$71,917	$30,974	$30,116	$47,472	$97,714

	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD	RCPF

0.45%	$58	$56	$79	$61	$479	$54	$53	$1,470
0.65%	-	4	8	-	29	-	24	6
0.70%	-	-	158	-	-	-	22	184
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	15	-	59	-	-	63
0.95%	-	-	-	-	-	-	-	126
1.00%	3	-	-	-	1	-	33	8
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	47,918	5,937	18,471	22,283	16,676	38,032	12,226	23,094
1.20%	-	11	-	-	36	-	25	4
1.25%	4,931	789	3,326	3,840	8,040	5,253	5,471	7,375
1.30%	-	-	-	-	-	-	-	-
1.35%	30,913	8,764	23,476	17,049	37,127	18,235	14,393	28,520
1.40%	2,093	3,203	9,370	923	12,542	3,189	2,085	13,622
1.45%	-	579	188	-	2,553	1,561	631	767
1.50%	-	-	11	-	-	-	-	-
1.55%	13,040	1,449	4,520	8,259	10,466	36,235	5,289	11,319
1.60%	8,802	4,069	5,951	7,085	7,110	15,780	3,628	7,468
1.65%	7,254	3,014	3,602	7,707	2,936	13,855	3,197	5,533
1.80%	3,425	621	1,554	1,445	4,072	4,055	1,404	4,605
1.85%	-	158	148	-	1,052	1,575	256	436
1.90%	8,874	4,711	2,495	7,209	8,600	22,646	1,690	5,228
1.95%	7,884	694	916	4,162	588	13,684	276	312
2.00%	8,368	243	185	6,720	661	5,348	197	47
2.05%	-	-	-	-	-	-	-	-
2.10%	1,943	801	1,219	1,125	5,065	4,685	1,022	1,335
2.15%	9,239	557	605	3,330	5,034	3,127	258	804
2.20%	686	3	264	475	899	6,879	14	294
2.25%	-	-	-	-	-	-	-	-
2.30%	2,240	52	15	288	49	4,243	2	588
2.35%	9	15	-	-	13	127	115	14
2.40%	977	47	18	537	158	102	48	67
2.45%	11,132	385	251	2,813	482	645	309	468
2.50%	8,668	49	41	7,520	872	18,161	7	826
2.55%	-	-	-	-	-	-	16	-
2.85%	-	-	-	-	-	-	-	-

	$178,457	$36,211	$76,886	$102,831	$125,599	$217,471	$52,691	$114,583

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF

0.45%	$173	$18	$211	$63	$585	$208	$21,727	$1,792
0.65%	11	4	49	104	128	29	2,393	107
0.70%	-	90	212	-	-	104	49	98
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	55	-	11	1	302	83
0.90%	-	32	19	-	-	-	-	46
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	8	-	148	-
1.05%	-	-	-	-	3	-	95	-
1.10%	-	-	-	-	-	-	35	-
1.15%	28,606	6,870	21,313	24,344	10,241	12,358	32,266	20,273
1.20%	-	-	-	4	7	137	-	4
1.25%	56,657	591	10,251	9,463	460	4,524	21,163	10,554
1.30%	-	-	-	-	-	-	-	-
1.35%	20,647	8,904	31,797	23,016	10,559	21,497	35,494	35,937
1.40%	2,860	5,547	12,662	6,754	2,818	8,297	4,494	17,367
1.45%	231	-	609	1,730	12	706	2,009	2,207
1.50%	-	-	12	-	-	-	-	-
1.55%	7,603	1,375	4,594	6,997	2,755	3,946	17,174	10,482
1.60%	2,510	854	7,403	4,131	28,210	12,820	20,705	20,597
1.65%	4,200	699	7,474	4,792	403	1,824	35,268	2,716
1.80%	6,056	383	6,399	5,390	298	3,079	10,445	6,092
1.85%	472	199	375	508	404	473	1,059	970
1.90%	2,791	1,274	7,729	2,504	595	6,918	13,747	13,434
1.95%	1,941	132	5,360	1,009	279	322	10,305	1,361
2.00%	715	-	366	75	169	743	5,857	1,025
2.05%	-	-	-	-	-	-	-	-
2.10%	2,280	498	1,176	2,626	128	1,063	5,323	3,847
2.15%	782	-	532	1,171	49	732	1,173	2,067
2.20%	791	192	203	47	10	658	603	206
2.25%	-	-	-	-	-	-	-	-
2.30%	53	-	342	324	-	52	88	35
2.35%	-	-	-	20	-	36	16	112
2.40%	242	-	60	-	-	47	56	89
2.45%	168	56	360	186	-	390	144	1,904
2.50%	197	13	22	8	-	175	300	77
2.55%	-	-	-	-	-	-	108	-
2.85%	-	-	-	-	-	-	-	-

	$139,986	$27,731	$119,585	$95,266	$58,132	$81,139	$242,546	$153,482

	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ

0.45%	$123	$72	$7,598	$75	$125	$527	$140	$234
0.65%	16	4	1,077	11	5	20	76	51
0.70%	136	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	49	-	-	1	21	3
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	69	-	2	-	1	1
1.05%	-	-	42	-	-	-	-	1
1.10%	-	-	-	-	-	-	-	-
1.15%	12,249	5,659	14,414	758	4,001	2,012	9,250	7,349
1.20%	26	-	-	-	-	9	6	-
1.25%	1,971	2,884	4,990	210	1,629	1,501	3,545	892
1.30%	-	-	-	-	-	-	-	-
1.35%	20,894	8,513	8,046	1,065	8,864	7,329	20,326	10,472
1.40%	13,644	6,983	2,404	47	202	764	1,507	2,229
1.45%	331	671	1,286	546	-	512	1,138	431
1.50%	-	-	-	-	-	-	-	-
1.55%	5,673	3,642	5,680	3,293	3,086	6,334	10,659	3,963
1.60%	3,973	2,819	9,531	573	112	897	2,250	1,800
1.65%	1,110	1,704	14,210	163	395	1,468	1,668	852
1.80%	1,587	3,765	6,720	37	919	1,285	1,500	2,934
1.85%	286	371	709	-	2	346	1,454	184
1.90%	4,891	3,870	5,305	2,770	5	335	2,932	142
1.95%	515	943	6,304	894	125	603	1,385	227
2.00%	110	104	1,902	149	77	61	124	1,405
2.05%	-	-	-	-	-	-	-	-
2.10%	61	3,892	2,117	3	104	242	219	4,023
2.15%	234	5,085	856	3,568	641	1,073	4,012	461
2.20%	314	168	1,618	-	-	-	-	2
2.25%	-	-	-	-	-	-	-	-
2.30%	75	84	163	40	5	100	105	37
2.35%	52	94	97	-	-	-	49	-
2.40%	-	-	-	-	-	-	124	-
2.45%	298	104	569	-	-	-	-	-
2.50%	554	36	149	-	-	33	23	16
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$69,123	$51,467	$95,905	$14,202	$20,299	$25,452	$62,514	$37,709

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	RLF	RMED	RVARS	RVF	ROF	RNF	RPMF	RREF

0.45%	$59	$507	$527	$21,118	$8,823	$5,603	$1,287	$406
0.65%	17	1,066	258	2,886	752	1,282	60	152
0.70%	219	-	-	-	-	175	154	174
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	96	149	355	15	-	6
0.90%	20	-	-	-	-	-	20	20
0.95%	100	-	-	-	-	-	31	126
1.00%	10	6	41	149	862	-	17	78
1.05%	-	-	-	101	25	-	-	-
1.10%	-	-	278	-	411	479	-	62
1.15%	16,685	16,347	21,312	26,776	22,434	46,484	34,931	29,293
1.20%	11	-	-	31	-	-	48	-
1.25%	1,479	5,155	7,375	14,494	9,971	3,619	9,730	4,643
1.30%	-	-	-	-	-	-	-	-
1.35%	24,248	16,588	23,684	17,850	29,236	50,639	54,738	35,097
1.40%	14,162	3,639	1,683	2,943	3,602	9,643	22,288	10,413
1.45%	258	225	1,331	730	390	6	1,352	1,261
1.50%	16	-	36	-	-	-	-	-
1.55%	7,300	5,883	18,088	15,852	12,590	5,634	13,633	11,067
1.60%	4,223	4,390	5,738	10,490	9,861	6,883	11,412	25,406
1.65%	1,929	3,746	3,559	9,624	9,256	6,939	14,507	8,580
1.80%	698	5,387	2,286	3,589	8,641	3,860	5,587	1,182
1.85%	297	291	188	3,194	1,004	2,910	381	492
1.90%	1,037	2,798	3,502	5,147	5,669	8,444	5,791	5,537
1.95%	165	1,312	4,085	2,032	1,265	1,529	4,662	3,235
2.00%	45	1,244	2,841	1,610	1,682	1,329	1,425	553
2.05%	-	-	-	-	-	-	-	-
2.10%	583	2,424	719	5,930	1,881	2,411	3,827	2,510
2.15%	100	1,045	1,677	542	1,272	1,618	1,174	5,789
2.20%	378	1,265	520	757	310	1,026	109	427
2.25%	-	-	-	-	-	369	-	-
2.30%	638	-	304	-	3	959	158	1,436
2.35%	-	132	289	-	38	495	81	235
2.40%	23	-	-	-	-	237	56	-
2.45%	399	706	217	162	144	2,101	261	1,105
2.50%	951	277	-	31	86	212	523	803
2.55%	-	-	138	-	265	288	-	-
2.85%	-	-	-	-	-	-	-	-

	$76,050	$74,433	$100,772	$146,187	$130,828	$165,189	$188,243	$150,088

	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG

0.45%	$16	$1,019	$644	$4,488	$2,888	$3,300	$2,994	$5,128
0.65%	13	1,551	105	473	498	489	607	990
0.70%	142	-	-	61	58	62	54	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	1	29	8	25	95	50	127
0.90%	-	-	-	19	19	20	18	-
0.95%	-	-	-	95	91	101	85	50
1.00%	-	-	-	17	29	47	53	58
1.05%	-	-	-	-	6	12	17	25
1.10%	-	299	-	-	-	-	-	-
1.15%	11,905	19,003	27,079	34,549	29,015	36,570	17,012	19,794
1.20%	5	-	-	-	-	4	-	-
1.25%	1,007	5,201	71,529	12,553	17,341	12,723	6,813	10,615
1.30%	-	-	-	-	-	-	-	-
1.35%	17,162	19,805	25,212	139,718	56,511	79,801	30,994	93,489
1.40%	10,185	2,345	3,532	15,200	6,337	13,395	4,063	7,017
1.45%	10	592	1,060	2,866	1,696	1,348	384	1,039
1.50%	-	-	-	-	-	23	-	-
1.55%	6,303	8,959	10,235	19,462	26,342	35,713	30,076	14,905
1.60%	1,715	4,993	10,327	59,302	122,954	60,760	57,461	45,346
1.65%	576	6,175	2,416	37,578	36,450	18,418	20,252	9,410
1.80%	443	10,022	5,876	7,007	18,883	12,316	11,444	6,554
1.85%	-	211	22	957	2,317	628	335	665
1.90%	685	2,962	1,773	95,209	48,398	95,182	40,471	69,464
1.95%	135	1,666	1,014	5,323	9,103	2,710	2,336	3,402
2.00%	1	1,117	901	975	2,804	580	403	805
2.05%	-	-	-	-	1,366	-	-	-
2.10%	17	3,756	2,792	3,854	6,224	3,072	2,113	3,680
2.15%	168	1,034	1,086	2,000	3,972	992	281	567
2.20%	283	658	259	104	321	138	125	12
2.25%	-	-	-	-	345	-	-	-
2.30%	-	35	-	6,326	1,346	9,144	1,301	10,429
2.35%	-	405	156	26	3,316	150	-	69
2.40%	-	227	-	-	185	-	-	-
2.45%	125	266	445	1,880	1,170	1,848	412	788
2.50%	45	138	82	830	1,173	939	12	22
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$50,941	$92,440	$166,574	$450,880	$401,183	$390,580	$230,166	$304,450

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL	GVFRB

0.45%	$3,005	$34	$463	$2	$405	$552	$117	$203
0.65%	595	51	84	5	10	26	27	922
0.70%	-	21	106	-	150	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	50	-	-	-	-	82	1	-
0.90%	-	7	38	31	55	59	-	-
0.95%	-	32	-	-	82	-	-	-
1.00%	44	1	-	-	8	-	-	-
1.05%	17	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	17,377	2,248	11,879	2,887	18,002	15,869	1,490	3,381
1.20%	-	-	2	-	38	-	54	-
1.25%	10,206	278	4,365	2,580	2,678	4,389	1,552	982
1.30%	-	-	-	-	-	-	-	-
1.35%	25,724	4,157	20,956	5,124	31,066	20,068	1,636	6,773
1.40%	3,837	814	8,742	1,584	13,088	7,950	273	587
1.45%	774	299	1,694	424	389	367	183	109
1.50%	-	-	12	-	-	-	-	-
1.55%	14,876	2,009	4,960	825	6,528	4,148	566	4,747
1.60%	14,641	1,907	3,711	792	11,968	5,037	465	6,212
1.65%	11,554	461	1,571	214	4,996	2,799	118	2,977
1.80%	11,792	458	1,932	397	4,268	1,177	31	601
1.85%	391	82	77	-	649	225	92	-
1.90%	30,984	452	4,482	185	5,755	3,711	359	2,474
1.95%	6,281	287	202	9	801	4,575	47	386
2.00%	492	1,600	458	57	618	251	100	994
2.05%	-	-	-	-	-	-	-	-
2.10%	3,175	1,163	1,335	237	1,486	2,679	12	258
2.15%	285	64	1,021	-	629	1,140	290	48
2.20%	146	-	208	-	286	45	-	1,156
2.25%	-	-	-	-	-	-	-	-
2.30%	1,268	199	-	-	526	87	141	-
2.35%	14	-	-	-	141	16	-	22
2.40%	-	-	-	-	-	19	-	-
2.45%	629	-	870	-	399	204	-	51
2.50%	2	63	15	-	836	595	26	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$158,159	$16,687	$69,183	$15,353	$105,857	$76,070	$7,580	$32,883

	GSBLMO	VWHA	VWAR	WRASP	RVAAS	RVACS	RVAMS	RVDFA

0.45%	$-	$112	$-	$2,480	$34	$231	$35	$65
0.65%	-	-	-	158	-	1,019	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	69	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	152	-	-	-	-
1.00%	-	-	-	3	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	6,095	155	40,286	511	4,101	5,881	15,043
1.20%	-	-	-	13	-	-	-	-
1.25%	-	2,740	18,528	27,038	293	9,280	4,280	2,779
1.30%	-	-	-	-	-	-	-	-
1.35%	22	4,099	1,245	75,697	912	2,755	14,131	27,309
1.40%	-	1,650	92	26,101	215	1,710	3,241	7,853
1.45%	-	381	2,523	1,340	-	71	42	344
1.50%	-	-	-	-	-	-	-	-
1.55%	-	3,271	2,184	42,582	786	974	3,521	22,853
1.60%	1	3,310	515	31,406	846	1,148	4,681	6,670
1.65%	-	3,347	973	26,430	419	86	686	4,138
1.80%	-	1,515	2,279	12,887	-	658	774	842
1.85%	-	52	18	2,363	14	-	-	14
1.90%	-	3,152	1,669	22,238	2,224	-	530	1,355
1.95%	-	7,302	201	8,480	843	779	81	11,986
2.00%	-	175	4	321	107	-	-	942
2.05%	-	1,068	-	-	-	-	-	-
2.10%	5	1,834	-	6,282	-	646	-	556
2.15%	-	22	1,547	2,710	-	188	-	239
2.20%	-	21	108	342	363	-	-	-
2.25%	-	249	-	-	-	153	-	156
2.30%	-	-	-	13	1,947	-	1,877	4,151
2.35%	-	2,094	-	147	-	-	-	-
2.40%	-	670	-	-	-	-	-	-
2.45%	-	478	-	1,327	91	-	-	-
2.50%	-	975	-	180	-	-	-	1,439
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$28	$44,612	$32,041	$331,045	$9,605	$23,799	$39,760	$108,734

	RVDSR

0.45%	$290
0.65%	-
0.70%	-
0.80%	-
0.85%	-
0.90%	-
0.95%	-
1.00%	-
1.05%	-
1.10%	-
1.15%	21,606
1.20%	-
1.25%	3,915
1.30%	-
1.35%	44,699
1.40%	15,271
1.45%	1,545
1.50%	-
1.55%	9,703
1.60%	17,158
1.65%	3,224
1.80%	2,175
1.85%	4,120
1.90%	879
1.95%	2,056
2.00%	1,814
2.05%	-
2.10%	178
2.15%	1,223
2.20%	302
2.25%	-
2.30%	2,540
2.35%	-
2.40%	766
2.45%	-
2.50%	16
2.55%	-
2.85%	-

	$133,480

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $12,682,538 and $3,988,848, respectively, and total transfers from the Account to the fixed account were $12,657,583 and $3,966,306, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $997,086 and $1,254,693 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $524,725 and $311,456 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $2,818,823 and $2,754,142 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$1,358,678,343	$0	$0	$1,358,678,343

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases of Investments	Sales of Investments
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	$157,974	$747
Global Small Capitalization Fund - Class 4 (AMVGS4)	2,095,973	1,062,650
Global Allocation V.I. Fund - Class III (MLVGA3)	10,421,564	5,866,724
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	741,420	720,992
Dynamic VP HY Bond Fund (DXVHY)	33,454,531	66,150,643
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)	140,081	39,725
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	2,494,212	968,646
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)	1,336,981	614,074
The Merger Fund VL (MGRFV)	9,868	2,173
Emerging Markets Debt Portfolio - Class II (MSEMB)	1,615,516	1,388,828
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)	3,416,712	2,681,253
Global Real Estate Portfolio - Class II (VKVGR2)	2,142,095	934,168
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	16,278,358	5,017,784
Federated NVIT High Income Bond Fund - Class III (HIBF3)	315,905	2,006,659
NVIT Emerging Markets Fund - Class III (GEM3)	6,936,502	5,506,131

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	11,022,065	6,976,152
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	6,315,399	1,260,516
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	5,443,002	1,051,800
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	5,186,060	7,665,606
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	35,090,997	15,112,873
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	25,030,434	11,938,996
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	7,500,206	4,026,585
NVIT Core Plus Bond Fund - Class II (NVLCP2)	5,338,294	8,920,858
NVIT Nationwide Fund - Class III (TRF3)	1,046,646	596,711
NVIT Government Bond Fund - Class III (GBF3)	4,202,774	12,434,051
American Century NVIT Growth Fund -Class II (CAF2)	167,183	85,162
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)	2,357,361	1,424,993
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)	401,375	167,754
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)	951,416	397,988
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)	4,653,778	10,449,048
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)	3,945,474	10,424,351
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)	1,351,425	1,542,448
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)	1,756,374	7,912,995
NVIT Money Market Fund - Class I (SAM)	3,138	16,893
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	2,747,731	1,740,911
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	2,109,623	825,510
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	1,429,305	591,113
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	2,043,362	790,538
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	19,304	113,739
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	11,226,006	10,999,584
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	17,020,367	14,310,908
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)	1,265,392	370,201
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)	2,420,491	1,253,148
NVIT Multi-Manager Small Company Fund - Class III (SCF3)	723,322	1,042,230
NVIT Multi-Sector Bond Fund - Class I (MSBF)	831,748	373,461
NVIT Short Term Bond Fund - Class II (NVSTB2)	8,331,940	8,136,836
NVIT Real Estate Fund - Class II (NVRE2)	285,934	126,993
NVIT Money Market Fund - Class II (NVMM2)	1,179,439,805	1,227,595,639
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	3,100,713	538,976
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	778,923	29,663
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	11,836	5,776
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	4,857	6
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	12,015	15
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)	1,760,225	577,058
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	13,731,298	26,323,902
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)	11,999,331	1,321,427
VIT - Unconstrained Bond Portfolio Advisor Class (PMUBA)	286,610	11,053
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	931,268	2,591,126
VP Income & Growth Fund - Class III (ACVIG3)	2,715,562	2,499,398
American Century VP Inflation Protection Fund - Class II (ACVIP2)	4,776,421	6,686,212
VP Ultra(R) Fund - Class III (ACVU3)	60,968	99,619
VP Value Fund - Class III (ACVV3)	4,384,603	1,962,390
Quality Bond Fund II - Primary Shares (FQB)	214	76
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	969,747	621,665
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)	1,372,155	1,854,658
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)	5,879,761	1,300,134
VIP Growth Portfolio - Service Class 2 R (FG2R)	13,396,949	4,051,442
VIP High Income Portfolio - Service Class 2R (FHI2R)	5,828,924	5,109,205
Franklin Income Securities Fund - Class 2 (FTVIS2)	2,679,949	176,740
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	5,748,324	1,553,306
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	11,153,550	8,130,795
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	140,085	365,561
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)	16,325,294	1,750,988
Global Securities Fund/VA - Service Class (OVGSS)	3,383,776	2,150,577
All Asset Portfolio - Advisor Class (PMVAAD)	7,599,504	8,059,923
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	3,322,276	3,520,483
Low Duration Portfolio - Advisor Class (PMVLAD)	16,238,618	16,174,851
Total Return Portfolio - Advisor Class (PMVTRD)	27,054,298	38,352,855
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	2,101,494	2,233,427
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	6,627,017	15,796,075
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)	3,109,092	2,470,681
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	74,467,833	88,539,235
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)	5,408,337	5,551,485
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)	202,655	1,696,051
VP UltraShort NASDAQ-100 (PROUSN)	59,482,311	59,202,097
VP Access High Yield Fund (PROAHY)	174,011,408	147,223,188
VP Asia 30 (PROA30)	28,693,975	28,572,790
VP Banks (PROBNK)	12,474,835	12,628,751
VP Basic Materials (PROBM)	8,829,428	8,334,923
VP Bear (PROBR)	57,547,239	56,001,137
VP Biotechnology (PROBIO)	15,136,197	16,456,304
VP Bull (PROBL)	242,510,337	250,456,310
VP Consumer Goods (PROCG)	4,702,905	4,337,174
VP Consumer Services (PROCS)	11,064,969	7,650,676
VP Emerging Markets (PROEM)	27,892,670	29,324,905
VP Europe 30 (PROE30)	12,346,186	10,709,650
VP Financials (PROFIN)	10,040,825	9,151,262
VP Health Care (PROHC)	17,663,698	13,634,969
VP Industrials (PROIND)	13,208,270	9,070,284
VP International (PROINT)	9,440,269	8,307,525
VP Internet (PRONET)	9,223,355	7,008,123

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

VP Japan (PROJP)	31,847,857	30,426,449
VP NASDAQ-100 (PRON)	103,098,077	98,813,332
VP Oil & Gas (PROOG)	7,390,075	7,502,004
VP Pharmaceuticals (PROPHR)	6,865,935	5,047,420
VP Precious Metals (PROPM)	23,557,690	23,104,166
VP Real Estate (PRORE)	11,626,623	12,912,291
VP Rising Rates Opportunity (PRORRO)	37,446,621	36,247,523
VP Semiconductor (PROSCN)	11,528,606	11,449,830
VP Short Emerging Markets (PROSEM)	24,505,812	24,553,767
VP Short International (PROSIN)	10,573,631	10,267,764
VP Short NASDAQ-100 (PROSN)	24,533,348	24,246,326
VP Technology (PROTEC)	10,833,987	9,179,934
VP Telecommunications (PROTEL)	7,597,338	11,140,155
VP U.S. Government Plus (PROGVP)	86,013,526	86,436,921
VP UltraNASDAQ-100 (PROUN)	60,345,706	54,954,123
VP Utilities (PROUTL)	9,973,012	10,479,182
Global Managed Futures Strategy (RVMFU)	1,360,674	1,754,118
Variable Fund - Long Short Equity Fund (RSRF)	1,949,693	2,292,064
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)	4,716,027	3,304,870
Variable Trust - Banking Fund (RBKF)	22,977,004	25,337,896
Variable Trust - Basic Materials Fund (RBMF)	22,143,462	23,800,975
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)	2,721,886	3,899,045
Variable Trust - Biotechnology Fund (RBF)	28,808,277	29,109,639
Variable Fund - CLS AdvisorOne Clermont (RVCLR)	6,257,189	6,059,579
Variable Trust - Commodities Strategy Fund (RVCMD)	5,589,286	6,822,053
Variable Trust - Consumer Products Fund (RCPF)	29,780,568	31,433,706
Variable Trust - Dow 2x Strategy Fund (RVLDD)	59,087,289	55,223,962
Variable Trust - Electronics Fund (RELF)	16,992,550	17,504,319
Variable Trust - Energy Fund (RENF)	23,333,345	25,194,782
Variable Trust - Energy Services Fund (RESF)	27,175,393	26,330,148
Variable Trust - Europe 1.25x Strategy Fund (RLCE)	22,686,240	22,924,323
Variable Trust - Financial Services Fund (RFSF)	19,894,664	20,371,043
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	407,373,699	402,869,149
Variable Trust - Health Care Fund (RHCF)	30,432,850	27,699,002
Variable Trust - Internet Fund (RINF)	17,828,525	14,709,985
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	92,158,992	91,842,417
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)	282,274,984	273,371,907
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	8,371,281	7,947,662
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)	29,880,783	31,343,522
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)	60,708,907	59,823,139
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	53,714,075	54,262,702
Variable Trust - Japan 2x Strategy Fund (RLCJ)	25,646,255	25,977,216
Variable Trust - Leisure Fund (RLF)	4,077,318	6,196,005
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)	24,010,770	27,365,480
Variable Fund - Multi-Hedge Strategies (RVARS)	4,398,179	5,441,537
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)	84,463,471	74,706,925
Variable Trust - NASDAQ-100(R) Fund (ROF)	67,835,335	59,634,812
Variable Trust - Nova Fund (RNF)	180,752,121	166,218,161
Variable Trust - Precious Metals Fund (RPMF)	29,602,571	30,107,238
Variable Trust - Real Estate Fund (RREF)	38,852,761	44,133,926
Variable Trust - Retailing Fund (RRF)	25,733,492	24,694,616
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	65,218,806	66,482,457
Variable Trust - S&P 500 2x Strategy Fund (RTF)	71,054,465	66,814,816
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)	58,821,839	46,147,398
Variable Trust - S&P 500 Pure Value Fund (RVLCV)	89,903,868	67,858,662
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)	95,519,378	81,940,520
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)	105,006,843	94,090,212
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)	64,057,805	52,043,038
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)	29,681,444	24,983,477
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	10,699,044	13,001,812
Variable Trust - Technology Fund (RTEC)	20,708,436	20,608,701
Variable Trust - Telecommunications Fund (RTEL)	27,436,619	27,474,267
Variable Trust - Transportation Fund (RTRF)	25,789,408	23,092,877
Variable Trust - Utilities Fund (RUTL)	40,593,601	42,595,946
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	7,072,521	7,212,721
SBL Fund - Series F (Floating Rate Strategies Series) (GVFRB)	7,985,188	3,593,591
Series M (Macro Opportunities Series) (GSBLMO)	23,643	26
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	2,172,603	632,724
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)	560,178	1,726,546
Variable Insurance Portfolios - Asset Strategy (WRASP)	27,352,096	25,391,849
Variable Fund - All-Asset Aggressive Strategy (obsolete) (RVAAS)	587,090	1,209,869
Variable Fund - All-Asset Conservative Strategy (obsolete) (RVACS)	386,156	3,355,777
Variable Fund - All-Asset Moderate Strategy (obsolete) (RVAMS)	382,883	4,695,443
Variable Fund - DWA Flexible Allocation (obsolete) (RVDFA)	912,291	12,934,350
Variable Fund - DWA Sector Rotation (obsolete) (RVDSR)	919,682	17,099,642

Total	$5,389,222,429	$5,285,270,511

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2013	1.25% to 1.55%	15,416	$10.37 to $ 10.37	$159,842	0.00%	3.70% to 3.65%	****
Global Small Capitalization Fund - Class 4 (AMVGS4)
2013	0.45% to 2.45%	97,190	11.55 to 11.40	1,115,290	0.18%	15.53% to 13.97%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2013	0.45% to 2.45%	2,020,857	12.78 to 11.86	24,936,791	1.21%	13.90% to 11.61%
2012	0.45% to 2.45%	1,703,212	11.22 to 10.63	18,765,559	1.30%	9.47% to 7.27%
2011	0.45% to 2.45%	2,154,758	10.25 to 9.91	21,919,978	2.34%	-4.07% to -6.00%
2010	0.65% to 2.30%	1,720,332	10.67 to 10.55	18,448,273	1.82%	6.66% to 5.49%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2013	0.45% to 2.10%	77,903	9.02 to 8.48	678,614	0.00%	-10.67% to -12.16%
2012	0.45% to 2.35%	76,969	10.09 to 9.59	757,682	0.00%	-2.54% to -4.40%
2011	0.45% to 2.35%	220,959	10.36 to 10.03	2,248,913	2.90%	-13.04% to -14.70%
2010	0.45% to 2.10%	52,295	11.91 to 11.78	618,686	8.95%	19.11% to 17.80%	****
Dynamic VP HY Bond Fund (DXVHY)
2013	0.45% to 2.50%	243,208	10.92 to 10.55	2,603,468	2.21%	3.48% to 1.35%
2012	0.45% to 2.50%	3,380,507	10.55 to 10.41	35,460,908	2.03%	5.51% to 4.06%	****
VI Balanced-Risk Allocation Fund-Series II Shares (IVBRA2)
2013	1.15% to 1.95%	9,981	10.01 to 10.00	99,864	0.00%	0.09% to -0.02%	****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2013	0.45% to 2.15%	155,773	9.90 to 9.79	1,534,818	2.03%	-1.01% to -2.14%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2013	0.65% to 2.20%	132,266	11.13 to 10.68	1,439,574	3.25%	7.84% to 6.15%
2012	0.45% to 2.10%	65,019	10.36 to 10.07	665,915	1.72%	8.77% to 6.96%
2011	1.25% to 2.10%	10,601	9.47 to 9.42	100,241	1.49%	-5.27% to -5.82%	****
The Merger Fund VL (MGRFV)
2013	1.40% to 1.60%	769	10.05	7,729	0.29%	0.53% to 0.50%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2013	0.45% to 2.50%	136,329	11.06 to 10.46	1,465,404	2.97%	-9.17% to -11.04%
2012	0.45% to 2.45%	116,382	12.17 to 11.77	1,399,443	2.00%	17.34% to 14.98%
2011	1.15% to 2.35%	37,475	10.33 to 10.24	387,515	2.14%	3.26% to 2.43%	****
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
2013	1.15% to 2.20%	94,227	11.44 to 11.12	1,068,006	0.09%	14.42% to 13.21%
2012	0.45% to 2.10%	23,083	10.12 to 9.84	229,892	1.84%	13.18% to 11.30%
2011	1.15% to 1.80%	6,278	8.90 to 8.86	55,665	0.43%	-11.03% to -11.44%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2013	0.45% to 2.50%	252,548	11.03 to 10.43	2,700,517	3.52%	2.17% to 0.07%
2012	0.45% to 2.45%	147,631	10.79 to 10.43	1,569,234	0.46%	29.36% to 26.75%
2011	0.45% to 1.90%	10,187	8.34 to 8.26	84,552	1.88%	-16.58% to -17.39%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2013	0.45% to 2.45%	1,422,066	13.26 to 12.56	18,317,071	1.62%	22.73% to 20.27%
2012	0.45% to 2.45%	463,618	10.81 to 10.45	4,926,147	1.34%	15.19% to 12.88%
2011	0.45% to 2.45%	91,567	9.38 to 9.25	855,513	0.01%	-6.20% to -7.45%	****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2013	0.45% to 2.15%	308,078	13.39 to 14.62	4,810,959	5.64%	6.46% to 4.64%
2012	0.45% to 2.45%	435,367	12.58 to 13.40	6,431,471	1.48%	14.19% to 11.89%
2011	0.45% to 2.45%	5,343,722	11.01 to 11.97	69,405,465	5.96%	3.34% to 1.27%
2010	0.45% to 2.45%	5,060,142	10.66 to 11.82	64,726,021	7.86%	6.58% to 10.39%	****
2009	1.15% to 2.05%	5,140,397	11.56 to 11.47	59,088,133	9.02%	44.40% to 43.04%
NVIT Emerging Markets Fund - Class III (GEM3)
2013	0.45% to 2.50%	312,339	10.25 to 9.50	3,129,777	0.96%	0.30% to -1.77%
2012	0.45% to 2.20%	190,632	10.22 to 9.75	1,930,557	0.63%	16.71% to 14.65%
2011	0.45% to 2.20%	134,567	8.76 to 8.50	1,245,009	0.61%	-22.74% to -24.10%
2010	0.45% to 2.50%	203,740	11.34 to 11.18	2,493,091	0.14%	13.37% to 11.82%	****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2013	0.45% to 1.90%	317,750	15.01 to 14.22	4,598,220	2.24%	28.89% to 27.02%
2012	1.15% to 1.90%	17,631	11.43 to 11.20	198,613	1.07%	14.81% to 13.94%
2011	1.15% to 1.90%	36,757	9.95 to 9.83	362,885	1.86%	-7.45% to -8.15%
2010	1.25% to 1.80%	58,478	10.75 to 14.56	635,621	0.00%	7.47% to 7.11%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2013	0.45% to 2.30%	621,011	13.05 to 12.19	7,851,324	2.42%	14.14% to 12.02%
2012	0.45% to 2.15%	217,237	11.44 to 10.92	2,507,709	1.54%	10.56% to 8.67%
2011	0.45% to 2.50%	189,389	10.34 to 9.99	2,014,980	2.14%	-1.79% to -3.81%
2010	1.15% to 1.90%	95,478	10.48 to 10.43	1,026,304	0.48%	4.82% to 4.30%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2013	0.45% to 2.50%	561,382	13.98 to 12.95	7,534,357	2.22%	20.70% to 18.22%
2012	1.15% to 2.20%	225,897	11.37 to 11.05	2,548,266	1.34%	12.33% to 11.14%
2011	0.85% to 2.20%	168,205	10.17 to 9.94	1,712,225	2.10%	-4.27% to -5.57%
2010	1.15% to 2.00%	111,776	10.60 to 10.54	1,204,642	0.70%	6.01% to 5.41%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2013	0.45% to 2.30%	449,995	$11.68 to $ 10.90	$5,058,961	1.60%	4.46% to 2.52%
2012	0.45% to 2.30%	685,218	11.18 to 10.63	7,479,943	1.84%	7.01% to 5.02%
2011	0.45% to 2.30%	547,754	10.44 to 10.12	5,667,245	2.69%	0.96% to -0.92%
2010	0.65% to 2.50%	496,507	10.33 to 10.20	5,160,936	0.61%	3.32% to 2.04%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2013	0.45% to 2.50%	1,910,678	13.50 to 12.51	24,832,669	2.68%	17.27% to 14.86%
2012	0.45% to 2.50%	311,040	11.51 to 10.89	3,517,624	1.20%	11.86% to 9.55%
2011	0.45% to 2.50%	354,699	10.29 to 9.94	3,630,782	2.31%	-2.77% to -4.77%
2010	0.65% to 2.20%	284,817	10.57 to 10.46	3,007,048	0.36%	5.71% to 4.61%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2013	0.45% to 2.50%	1,121,366	14.35 to 13.30	15,511,195	2.68%	23.72% to 21.17%
2012	0.45% to 2.10%	133,371	11.60 to 11.10	1,511,711	1.14%	14.07% to 12.17%
2011	0.45% to 2.10%	167,695	10.17 to 9.89	1,680,122	2.22%	-5.10% to -6.67%
2010	1.15% to 2.20%	124,800	10.67 to 10.59	1,329,516	0.15%	6.67% to 5.92%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2013	0.45% to 2.85%	508,881	12.61 to 11.53	6,182,259	2.43%	10.74% to 8.07%
2012	0.45% to 2.85%	222,877	11.39 to 10.67	2,488,745	1.89%	9.55% to 6.90%
2011	0.45% to 2.85%	135,890	10.39 to 9.98	1,391,413	2.48%	-0.72% to -3.11%
2010	1.15% to 2.35%	111,604	10.42 to 10.34	1,181,778	0.82%	4.20% to 3.36%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2013	0.45% to 2.45%	291,655	10.73 to 10.17	3,046,972	1.19%	-2.49% to -4.45%
2012	0.45% to 2.45%	635,977	11.01 to 10.64	6,868,065	2.23%	6.63% to 4.49%
2011	0.45% to 2.35%	239,858	10.32 to 10.19	2,459,167	1.63%	3.20% to 1.89%	****
NVIT Nationwide Fund - Class III (TRF3)
2013	0.45% to 2.30%	113,926	15.59 to 16.83	1,841,734	1.53%	30.53% to 28.11%
2012	0.45% to 2.30%	83,029	11.94 to 13.14	1,043,764	1.90%	13.81% to 11.69%
2011	1.15% to 2.30%	35,854	11.40 to 11.76	404,651	1.46%	-0.37% to -1.53%
2010	1.15% to 1.80%	25,101	11.44 to 10.80	279,379	1.09%	12.17% to 11.52%
2009	1.15% to 2.00%	27,729	10.20 to 9.54	274,707	1.26%	24.71% to 23.43%
NVIT Government Bond Fund - Class III (GBF3)
2013	0.45% to 2.15%	669,943	10.68 to 11.38	9,075,697	1.44%	-4.53% to -6.16%
2012	0.45% to 2.45%	1,281,066	11.19 to 11.96	18,225,025	1.99%	2.58% to 0.51%
2011	0.45% to 2.45%	1,741,410	10.90 to 11.90	24,573,093	2.99%	6.78% to 4.64%
2010	0.45% to 2.45%	2,020,667	10.21 to 12.26	27,039,696	2.99%	2.12% to 2.25%	****
2009	1.15% to 2.05%	1,651,392	13.25 to 12.38	21,353,505	3.44%	1.51% to 0.62%
American Century NVIT Growth Fund - Class II (CAF2)
2013	0.45% to 1.65%	7,357	11.88 to 11.79	86,833	1.24%	18.82% to 17.86%	****
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2013	0.45% to 1.95%	379,377	14.92 to 16.25	6,452,390	1.97%	26.61% to 24.70%
2012	0.45% to 1.80%	323,301	11.78 to 13.21	4,419,224	1.58%	15.40% to 13.83%
2011	1.15% to 1.80%	370,983	12.20 to 11.60	4,441,637	1.86%	-5.04% to -5.66%
2010	1.15% to 2.05%	396,111	12.85 to 12.09	4,985,129	1.88%	13.25% to 12.31%
2009	1.15% to 2.05%	640,695	11.35 to 10.77	7,094,389	0.99%	25.90% to 24.59%
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
2013	0.45% to 2.00%	106,233	12.93 to 12.21	1,328,607	1.95%	12.92% to 11.17%
2012	0.45% to 2.00%	88,965	11.45 to 10.98	994,694	2.07%	8.99% to 7.28%
2011	0.45% to 2.50%	42,375	10.50 to 10.15	437,306	2.09%	0.42% to -1.64%
2010	1.15% to 1.95%	55,752	10.41 to 10.36	579,146	0.68%	4.12% to 3.56%	****
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
2013	1.00% to 2.50%	96,385	13.56 to 12.82	1,276,664	2.10%	18.20% to 16.41%
2012	1.15% to 2.50%	51,664	11.42 to 11.01	585,042	1.44%	11.01% to 9.49%
2011	1.15% to 2.00%	50,520	10.29 to 10.14	518,356	1.32%	-2.12% to -2.96%
2010	1.15% to 2.00%	21,384	10.51 to 10.45	224,655	0.73%	5.14% to 4.54%	****
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2013	0.45% to 2.30%	768,696	11.50 to 11.87	9,911,437	1.32%	4.23% to 2.30%
2012	0.45% to 2.30%	1,240,205	11.04 to 11.60	15,505,928	1.72%	4.68% to 2.73%
2011	0.45% to 2.50%	1,390,326	10.54 to 10.68	16,787,146	2.47%	2.48% to 0.37%
2010	0.45% to 2.30%	1,453,199	10.29 to 11.23	17,110,895	2.34%	2.87% to 3.50%	****
2009	1.15% to 2.05%	1,024,761	11.59 to 11.02	11,706,640	1.89%	7.99% to 7.00%
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2013	0.45% to 2.50%	1,230,727	13.38 to 12.32	18,913,039	1.46%	16.03% to 13.64%
2012	0.45% to 2.50%	1,698,729	11.53 to 10.84	22,732,682	1.53%	10.34% to 8.07%
2011	0.45% to 2.50%	1,903,557	10.45 to 10.03	23,305,379	2.10%	-0.49% to -2.53%
2010	1.15% to 2.50%	1,859,898	12.69 to 10.29	23,158,697	2.00%	9.58% to 8.09%
2009	1.15% to 2.05%	1,781,508	11.58 to 10.99	20,285,257	1.52%	18.00% to 16.86%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2013	0.45% to 1.95%	427,296	$14.25 to $ 15.67	$7,074,831	1.72%	21.82% to 19.98%
2012	0.45% to 1.80%	441,954	11.70 to 13.25	6,069,951	1.53%	13.23% to 11.71%
2011	1.15% to 1.80%	617,750	12.46 to 11.86	7,548,836	2.00%	-3.27% to -3.86%
2010	1.15% to 2.05%	762,011	12.88 to 12.13	9,649,660	1.92%	11.62% to 10.69%
2009	1.15% to 2.05%	940,058	11.54 to 10.96	10,674,029	1.33%	22.84% to 21.60%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2013	0.45% to 2.50%	671,052	12.52 to 11.92	9,594,807	1.25%	10.10% to 7.83%
2012	0.45% to 2.50%	1,136,193	11.37 to 11.05	14,897,003	1.67%	7.48% to 5.26%
2011	0.45% to 2.25%	1,162,051	10.58 to 11.60	14,381,049	2.32%	1.71% to -0.13%
2010	0.45% to 2.05%	1,252,758	10.40 to 11.79	15,322,320	2.16%	4.00% to 6.30%	****
2009	1.15% to 2.05%	855,329	11.67 to 11.09	9,820,399	1.80%	13.31% to 12.25%
NVIT Money Market Fund - Class I (SAM)
2013	1.30%	7,408	9.53	70,606	0.00%	-1.30%
2012	1.30%	8,730	9.66	84,301	0.00%	-1.30%
2011	1.30%	2,844	9.78	27,826	0.00%	-1.30%
2010	1.30%	2,848	9.91	28,231	0.00%	-0.87%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2013	0.45% to 2.45%	224,855	13.99 to 12.99	3,097,568	0.87%	20.53% to 18.11%
2012	0.45% to 2.45%	146,827	11.61 to 10.99	1,708,592	0.37%	15.00% to 12.68%
2011	0.45% to 2.10%	134,318	10.09 to 9.82	1,387,046	1.12%	-10.03% to -11.52%
2010	0.45% to 2.00%	117,515	11.22 to 15.12	1,328,684	1.28%	12.16% to 11.04%	****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2013	0.45% to 2.45%	210,197	12.48 to 11.59	2,564,300	2.33%	20.55% to 18.13%
2012	0.45% to 2.00%	96,323	10.35 to 13.16	1,004,054	0.17%	16.42% to 14.56%
2011	0.45% to 2.00%	75,748	8.89 to 11.49	694,870	1.67%	-16.77% to -18.06%
2010	0.45% to 1.90%	78,665	10.68 to 10.58	838,675	3.53%	6.85% to 5.82%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2013	0.45% to 2.15%	153,389	16.15 to 15.16	2,403,821	0.68%	33.81% to 31.53%
2012	0.45% to 2.20%	103,904	12.07 to 11.51	1,216,799	0.30%	15.62% to 13.58%
2011	0.45% to 2.20%	47,841	10.44 to 10.14	492,097	0.00%	-3.67% to -5.36%
2010	0.45% to 2.20%	11,035	10.84 to 10.71	124,890	0.00%	8.36% to 7.09%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2013	0.45% to 2.45%	177,261	15.20 to 14.11	2,590,277	1.44%	34.42% to 31.72%
2012	0.45% to 2.15%	85,985	11.30 to 10.80	950,777	1.62%	17.06% to 15.06%
2011	0.45% to 2.10%	45,504	9.66 to 9.39	435,609	1.01%	-6.51% to -8.06%
2010	0.45% to 2.05%	26,704	10.33 to 14.35	294,080	0.72%	3.30% to 2.23%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	1.15% to 1.60%	13,265	22.81 to 22.32	299,534	0.00%	37.35% to 36.72%
2012	1.15% to 1.60%	18,910	16.60 to 16.33	311,905	0.00%	13.58% to 13.06%
2011	1.15% to 1.60%	24,039	14.62 to 14.44	349,691	0.00%	-5.33% to -5.76%
2010	1.15% to 1.80%	40,034	15.44 to 9.63	615,744	0.00%	25.36% to 24.65%
2009	1.15% to 1.85%	51,431	12.32 to 7.72	606,799	0.00%	23.18% to 22.49%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2013	0.45% to 2.45%	155,713	16.92 to 15.71	2,538,327	0.00%	37.98% to 35.21%
2012	0.45% to 2.35%	142,567	12.26 to 11.65	1,701,976	0.00%	14.13% to 11.94%
2011	0.45% to 2.10%	148,078	10.75 to 10.45	1,602,759	0.00%	-4.88% to -6.45%
2010	0.45% to 2.10%	114,607	11.30 to 11.17	1,316,242	0.00%	12.97% to 11.72%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	0.45% to 2.45%	314,354	16.50 to 15.32	5,049,077	1.23%	35.07% to 32.36%
2012	0.45% to 2.10%	117,223	12.22 to 11.69	1,397,941	1.58%	15.82% to 13.90%
2011	0.45% to 2.10%	57,643	10.55 to 10.26	605,470	0.97%	-2.76% to -4.37%
2010	0.45% to 1.80%	17,489	10.85 to 15.14	194,278	1.20%	8.48% to 7.55%	****
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2013	0.45% to 2.50%	108,907	18.01 to 12.27	1,728,650	0.00%	43.72% to 40.77%
2012	0.45% to 2.10%	47,661	12.53 to 13.44	527,377	0.00%	12.87% to 10.99%
2011	0.45% to 2.10%	51,142	11.11 to 12.11	515,631	0.00%	-1.10% to -2.73%
2010	0.45% to 1.90%	51,624	11.23 to 9.79	530,351	0.00%	12.28% to 23.03%	****
2009	1.15% to 1.85%	28,923	8.43 to 7.97	240,314	0.00%	26.17% to 25.07%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2013	0.45% to 2.45%	132,331	17.07 to 14.54	2,714,433	1.05%	39.74% to 36.94%
2012	0.45% to 2.00%	65,799	12.22 to 14.90	968,868	0.99%	20.04% to 18.27%
2011	0.45% to 1.90%	49,161	10.18 to 12.72	658,532	0.39%	-5.59% to -6.96%
2010	0.45% to 1.85%	73,763	10.78 to 13.74	1,052,882	0.55%	7.82% to 24.23%	****
2009	1.15% to 1.85%	41,827	11.68 to 11.05	480,065	0.60%	24.87% to 23.83%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2013	0.45% to 2.10%	142,009	$16.81 to $ 25.48	$3,283,214	0.15%	40.32% to 37.99%
2012	0.45% to 2.20%	156,996	11.98 to 18.28	2,626,810	0.17%	14.96% to 12.93%
2011	0.45% to 2.20%	171,964	10.42 to 16.19	2,524,182	0.54%	-5.97% to -7.62%
2010	1.15% to 2.20%	182,582	16.13 to 17.52	2,892,144	0.33%	23.91% to 22.59%
2009	1.15% to 2.05%	163,471	13.02 to 12.13	2,092,955	0.26%	33.18% to 31.80%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2013	0.45% to 1.95%	46,071	9.63 to 9.54	440,814	2.70%	-3.66% to -4.63%	****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2013	0.45% to 2.45%	670,646	10.28 to 9.74	6,714,747	1.29%	-0.35% to -2.35%
2012	0.45% to 2.45%	648,630	10.32 to 9.98	6,575,235	1.70%	3.06% to 0.98%
2011	0.45% to 2.10%	443,708	10.01 to 9.90	4,420,514	1.17%	0.13% to -0.98%	****
NVIT Real Estate Fund - Class II (NVRE2)
2013	1.15% to 1.90%	15,642	9.33 to 9.28	145,645	1.99%	-6.70% to -7.17%	****
NVIT Money Market Fund - Class II (NVMM2)
2013	0.45% to 2.55%	15,784,398	9.82 to 9.01	148,787,115	0.00%	-0.45% to -2.55%
2012	0.45% to 2.55%	20,569,054	9.86 to 9.24	196,942,746	0.00%	-0.45% to -2.56%
2011	0.45% to 2.55%	24,210,354	9.91 to 9.48	235,051,949	0.00%	-0.45% to -2.54%
2010	0.45% to 2.85%	22,180,368	9.95 to 9.70	218,477,190	0.00%	-0.45% to -2.85%
2009	0.45% to 2.90%	27,007,244	10.00 to 9.98	269,859,905	0.00%	-0.02% to -0.16%	****
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2013	0.45% to 2.15%	239,471	11.64 to 11.45	2,763,519	1.23%	16.42% to 14.51%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2013	0.45% to 2.30%	69,366	11.91 to 11.70	817,539	0.00%	19.10% to 16.97%	****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2013	1.35%	584	10.35	6,046	1.03%	3.53%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2013	1.35%	472	10.32	4,873	1.54%	3.25%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2013	1.35%	1,163	10.26	11,932	1.56%	2.60%	****
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
2013	0.45% to 2.50%	253,002	10.01 to 9.69	2,486,015	0.00%	3.45% to 1.32%
2012	0.45% to 1.90%	130,290	9.68 to 9.60	1,251,899	0.00%	-3.24% to -4.03%	****
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2013	0.45% to 2.50%	1,343,033	10.69 to 10.35	14,102,480	1.15%	4.13% to 1.99%
2012	0.45% to 2.35%	2,580,347	10.26 to 10.16	26,301,442	0.00%	2.65% to 1.56%	****
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2013	0.45% to 2.10%	1,102,338	9.72 to 9.61	10,653,275	0.00%	-2.79% to -3.87%	****
VIT - Unconstrained Bond Portfolio Advisor Class (PMUBA)
2013	1.15% to 1.60%	27,734	9.93	275,464	0.03%	-0.65% to -0.72%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2013	0.45% to 2.15%	107,843	11.93 to 11.40	1,257,501	2.48%	15.75% to 13.77%
2012	0.45% to 2.15%	277,177	10.31 to 10.02	2,797,736	1.06%	12.86% to 10.93%
2011	1.15% to 1.60%	6,071	9.09 to 9.07	55,121	0.00%	-9.07% to -9.35%	****
VP Income & Growth Fund - Class III (ACVIG3)
2013	0.45% to 2.45%	310,052	16.53 to 13.22	5,487,546	2.29%	35.21% to 32.50%
2012	0.45% to 2.45%	296,635	12.22 to 9.98	3,949,391	2.03%	14.23% to 11.93%
2011	0.45% to 1.90%	357,418	10.70 to 11.21	4,212,861	1.53%	2.65% to 1.16%
2010	1.15% to 2.05%	383,684	11.84 to 10.94	4,454,959	1.56%	12.83% to 11.89%
2009	1.15% to 2.05%	324,541	10.49 to 9.77	3,334,930	4.67%	16.74% to 15.51%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2013	0.45% to 2.50%	642,753	10.42 to 9.86	6,514,580	1.62%	-8.89% to -10.77%
2012	0.45% to 2.50%	854,035	11.44 to 11.05	9,618,190	2.50%	6.90% to 4.69%
2011	0.45% to 2.50%	588,753	10.70 to 10.55	6,269,731	2.21%	7.00% to 5.53%	****
VP Ultra(R) Fund - Class III (ACVU3)
2013	1.15% to 1.60%	25,186	16.72 to 15.85	414,407	0.53%	35.44% to 34.83%
2012	1.15% to 1.80%	27,728	12.35 to 11.51	336,263	0.00%	12.63% to 11.93%
2011	1.15% to 1.80%	41,872	10.96 to 10.28	448,164	0.00%	-0.09% to -0.68%
2010	1.15% to 2.05%	76,358	10.97 to 10.13	819,374	0.54%	14.77% to 13.83%
2009	1.15% to 2.05%	91,946	9.56 to 8.90	859,093	0.29%	32.99% to 31.61%
VP Value Fund - Class III (ACVV3)
2013	0.45% to 2.50%	525,812	15.77 to 13.63	10,132,795	1.71%	31.13% to 28.44%
2012	0.45% to 2.45%	392,383	12.02 to 10.65	5,793,902	1.93%	14.06% to 11.76%
2011	0.45% to 2.10%	433,733	10.54 to 13.71	5,771,459	1.99%	0.56% to -1.10%
2010	1.15% to 2.05%	569,497	13.68 to 12.65	7,598,957	2.36%	12.12% to 11.19%
2009	1.15% to 2.05%	481,074	12.20 to 11.38	5,721,824	6.05%	18.48% to 17.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2013	1.30%	301	$ 17.00	$5,116	4.17%	-0.28%
2012	1.30%	302	17.05	5,148	4.02%	8.29%
2011	1.30%	303	15.74	4,769	5.10%	0.95%
2010	1.30%	303	15.59	4,725	0.00%	7.09%
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2013	0.45% to 2.45%	167,158	11.74 to 11.12	1,912,478	1.54%	14.82% to 12.51%
2012	0.45% to 2.10%	135,649	10.22 to 9.94	1,370,416	1.63%	11.73% to 9.87%
2011	0.45% to 2.45%	83,003	9.15 to 9.03	754,254	5.85%	-8.51% to -9.74%	****
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
2013	0.95% to 1.60%	386,322	22.38 to 21.80	8,675,282	0.85%	29.17% to 28.81%
2012	1.15% to 2.00%	408,007	17.77 to 16.24	7,084,390	1.04%	14.81% to 14.03%
2011	1.15% to 1.80%	497,387	15.48 to 14.54	7,539,529	0.67%	-3.90% to -4.48%
2010	1.15% to 2.05%	651,814	16.11 to 14.89	10,272,180	0.89%	15.60% to 14.65%
2009	1.15% to 2.05%	908,969	13.93 to 12.99	12,376,454	1.04%	33.90% to 32.49%
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
2013	0.45% to 2.45%	635,670	15.41 to 12.37	10,469,708	2.96%	27.22% to 24.66%
2012	0.45% to 2.45%	380,812	12.11 to 9.92	5,004,941	3.16%	16.53% to 14.18%
2011	0.45% to 2.45%	321,625	10.39 to 8.69	3,695,392	1.83%	0.25% to -1.76%
2010	1.15% to 2.05%	437,403	11.83 to 10.92	5,056,213	1.47%	13.58% to 12.65%
2009	1.15% to 2.05%	489,408	10.42 to 9.70	5,000,669	1.98%	28.45% to 27.06%
VIP Growth Portfolio - Service Class 2 R (FG2R)
2013	0.45% to 2.45%	1,062,979	17.23 to 14.09	17,083,564	0.33%	35.36% to 32.64%
2012	0.45% to 2.45%	434,393	12.73 to 10.62	5,233,229	0.41%	13.89% to 11.60%
2011	0.45% to 2.45%	475,936	11.17 to 9.52	5,091,681	0.11%	-0.47% to -2.47%
2010	0.45% to 2.05%	518,503	11.23 to 10.19	5,606,178	0.10%	12.26% to 21.44%	****
2009	1.15% to 2.05%	445,278	9.02 to 8.39	3,936,869	0.14%	26.51% to 25.09%
VIP High Income Portfolio - Service Class 2R (FHI2R)
2013	0.45% to 2.50%	290,706	11.21 to 10.83	3,211,341	5.89%	5.39% to 3.22%
2012	0.45% to 1.95%	243,175	10.64 to 10.53	2,585,872	9.19%	6.41% to 5.34%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2013	0.45% to 2.50%	248,403	10.61 to 10.47	2,616,861	0.71%	6.13% to 4.67%	****
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2013	0.45% to 2.45%	390,390	11.49 to 11.34	4,461,802	0.63%	14.93% to 13.38%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2013	0.45% to 2.45%	444,351	14.53 to 13.49	6,273,995	9.76%	23.21% to 20.74%
2012	0.45% to 2.45%	288,602	11.79 to 11.17	3,369,370	2.27%	14.81% to 12.50%
2011	0.45% to 2.45%	194,719	10.27 to 9.93	2,015,502	0.02%	-1.98% to -3.95%
2010	0.65% to 2.05%	143,063	10.46 to 13.86	1,533,077	2.88%	4.65% to 3.71%	****
ClearBridge Variable All Cap Value Portfolio Class I (SBTRP)
2011	1.30%	1,435	23.02	33,027	1.36%	-7.41%
2010	1.30%	1,436	24.86	35,696	1.78%	15.09%
2009	1.30%	1,436	21.60	31,016	1.40%	27.68%
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2013	1.30%	167,040	12.80	2,138,524	1.60%	30.65%
2012	1.30%	196,403	9.80	1,924,572	2.18%	14.99%
2011	1.30%	226,716	8.52	1,932,058	2.20%	3.59%
2010	1.30%	238,143	8.23	1,959,085	3.00%	8.04%
2009	1.30%	250,350	7.61	1,906,211	1.89%	22.88%
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
2013	0.45% to 2.15%	1,421,771	10.08 to 9.96	14,237,535	7.51%	0.75% to -0.40%	****
Global Securities Fund/VA - Service Class (OVGSS)
2013	0.45% to 2.15%	120,749	11.50 to 11.36	1,381,183	0.01%	14.95% to 13.64%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2013	0.45% to 2.45%	1,033,371	10.92 to 10.35	10,955,429	4.34%	-0.34% to -2.34%
2012	0.45% to 2.45%	1,116,827	10.96 to 10.60	12,010,027	5.62%	14.29% to 11.99%
2011	0.45% to 2.50%	405,198	9.59 to 9.46	3,862,027	6.91%	-4.10% to -5.42%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2013	0.45% to 2.45%	172,093	11.52 to 10.69	1,916,166	1.68%	-6.99% to -8.86%
2012	0.45% to 2.50%	194,743	12.39 to 11.72	2,366,621	5.86%	4.76% to 2.59%
2011	0.45% to 2.50%	517,027	11.82 to 11.42	6,071,567	1.90%	7.93% to 5.71%
2010	0.45% to 2.50%	198,651	10.95 to 10.80	2,185,251	0.85%	9.54% to 8.02%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2013	0.45% to 2.50%	1,403,301	10.33 to 9.77	14,080,239	1.36%	-0.68% to -2.73%
2012	0.45% to 2.50%	1,391,273	10.40 to 10.05	14,200,810	1.77%	5.27% to 3.10%
2011	0.45% to 2.50%	580,305	9.88 to 9.74	5,691,327	0.99%	-1.19% to -2.56%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2013	0.45% to 2.45%	1,920,626	10.69 to 10.13	19,950,741	2.02%	-2.49% to -4.45%
2012	0.45% to 2.50%	3,032,974	10.97 to 10.59	32,658,037	2.46%	9.01% to 6.76%
2011	0.45% to 2.45%	987,316	10.06 to 9.93	9,871,103	1.72%	0.61% to -0.73%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2013	0.45% to 2.50%	185,582	$10.08 to $ 9.34	$1,798,964	1.66%	-15.10% to -16.85%
2012	0.45% to 2.40%	198,165	11.87 to 11.26	2,296,512	2.48%	4.65% to 2.60%
2011	0.45% to 2.45%	307,254	11.34 to 10.97	3,436,177	13.87%	-7.96% to -9.80%
2010	0.45% to 2.15%	368,568	12.32 to 12.18	4,517,473	9.10%	23.24% to 21.85%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2013	0.45% to 2.15%	330,217	12.23 to 11.48	3,895,080	4.76%	-7.46% to -9.04%
2012	0.45% to 2.50%	1,109,109	13.21 to 12.50	14,300,058	4.82%	17.24% to 14.82%
2011	0.45% to 2.50%	674,109	11.27 to 10.89	7,483,514	5.14%	5.73% to 3.56%
2010	0.45% to 2.50%	574,766	10.66 to 10.51	6,093,650	2.92%	6.61% to 5.15%	****
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2013	0.45% to 2.50%	479,981	11.34 to 10.51	5,237,413	0.92%	-8.98% to -10.85%
2012	0.45% to 2.45%	421,386	12.46 to 11.80	5,124,656	1.59%	6.38% to 4.24%
2011	0.45% to 2.15%	639,277	11.71 to 11.38	7,377,536	2.44%	6.97% to 5.15%
2010	0.45% to 2.35%	486,960	10.95 to 10.81	5,303,849	1.64%	9.49% to 8.10%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2013	0.45% to 2.50%	3,173,122	13.09 to 12.13	40,136,238	5.31%	5.15% to 2.99%
2012	0.45% to 2.45%	4,473,575	12.44 to 11.79	54,386,699	5.59%	13.68% to 11.39%
2011	0.45% to 2.35%	5,040,280	10.95 to 10.60	54,199,063	5.80%	2.77% to 0.81%
2010	0.45% to 2.50%	1,107,488	10.65 to 10.51	11,718,095	4.30%	6.52% to 5.06%	****
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
2013	0.45% to 2.10%	156,684	9.27 to 8.72	1,396,179	0.82%	-2.63% to -4.25%
2012	0.45% to 2.10%	173,846	9.52 to 9.11	1,615,679	0.23%	11.16% to 9.31%
2011	0.45% to 2.10%	415,420	8.57 to 8.33	3,503,665	0.00%	-23.96% to -25.22%
2010	0.45% to 2.45%	611,121	11.27 to 11.12	6,839,923	0.05%	12.67% to 11.17%	****
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
2013	0.95% to 2.10%	59,331	21.64 to 12.80	807,700	5.09%	10.30% to 9.46%
2012	1.15% to 2.45%	193,894	12.00 to 11.58	2,340,894	5.23%	14.36% to 12.85%
2011	0.45% to 2.45%	519,408	10.62 to 10.26	5,496,550	4.99%	-2.47% to -4.42%
2010	0.45% to 2.45%	286,132	10.89 to 17.46	3,267,038	3.01%	8.85% to 7.44%	****
VP UltraShort NASDAQ-100 (PROUSN)
2013	0.65% to 2.15%	238,140	1.88 to 1.78	427,662	0.00%	-48.97% to -49.74%
2012	1.15% to 2.45%	280,253	3.64 to 3.51	1,000,554	0.00%	-35.97% to -36.82%
2011	1.15% to 2.15%	99,013	5.68 to 5.59	554,202	0.00%	-23.07% to -23.85%
2010	1.15% to 2.15%	9,963	7.39 to 7.34	73,269	0.00%	-26.11% to -26.61%	****
VP Access High Yield Fund (PROAHY)
2013	0.45% to 2.45%	6,759,648	13.94 to 12.94	91,050,949	2.72%	9.52% to 7.32%
2012	0.45% to 2.45%	5,021,067	12.72 to 12.06	62,207,797	4.74%	13.61% to 11.32%
2011	0.45% to 2.15%	346,045	11.20 to 10.88	3,817,266	1.25%	2.28% to 0.54%
2010	0.45% to 2.45%	556,884	10.95 to 10.80	6,055,548	2.29%	9.50% to 8.04%	****
VP Asia 30 (PROA30)
2013	0.45% to 2.45%	264,312	10.69 to 9.93	2,720,895	0.03%	14.45% to 12.16%
2012	0.65% to 2.15%	276,877	9.29 to 8.92	2,518,717	0.00%	14.73% to 12.99%
2011	0.45% to 2.00%	172,456	8.13 to 7.92	1,378,726	0.03%	-27.32% to -28.46%
2010	0.45% to 2.30%	480,729	11.18 to 11.05	5,338,907	0.00%	11.83% to 10.45%	****
VP Banks (PROBNK)
2013	0.45% to 2.15%	126,901	13.24 to 12.64	1,633,420	0.28%	32.85% to 30.59%
2012	1.15% to 2.15%	155,165	9.85 to 9.68	1,516,565	0.00%	31.87% to 30.53%
2011	1.15% to 1.65%	20,324	7.47 to 7.44	151,367	0.00%	-25.31% to -25.57%	****
VP Basic Materials (PROBM)
2013	0.45% to 2.20%	262,357	9.89 to 9.43	2,519,862	0.83%	17.90% to 15.83%
2012	1.15% to 2.15%	208,000	8.29 to 8.15	1,709,693	0.20%	7.24% to 6.15%
2011	1.15% to 2.10%	51,733	7.73 to 7.68	398,830	0.00%	-22.73% to -23.22%	****
VP Bear (PROBR)
2013	0.45% to 2.35%	327,711	4.97 to 4.63	1,562,595	0.00%	-26.88% to -28.28%
2012	0.45% to 2.35%	149,740	6.80 to 6.46	992,882	0.00%	-16.97% to -18.56%
2011	0.45% to 2.35%	235,554	8.19 to 7.93	1,913,731	0.00%	-9.29% to -11.02%
2010	0.45% to 2.10%	373,984	9.03 to 8.93	3,355,405	0.00%	-9.74% to -10.73%	****
VP Biotechnology (PROBIO)
2013	0.45% to 2.45%	330,278	22.09 to 20.93	7,081,443	0.00%	67.66% to 64.30%
2012	0.45% to 2.15%	473,197	13.18 to 12.80	6,141,389	0.00%	40.07% to 37.68%
2011	0.45% to 2.10%	13,260	9.41 to 9.30	123,904	0.00%	-5.93% to -6.97%	****
VP Bull (PROBL)
2013	0.45% to 2.50%	711,453	15.21 to 14.09	10,433,701	0.00%	29.17% to 26.51%
2012	0.45% to 2.45%	1,418,158	11.77 to 11.15	16,287,866	0.00%	13.38% to 11.09%
2011	0.45% to 2.45%	755,218	10.38 to 10.04	7,677,092	0.00%	-0.45% to -2.44%
2010	0.65% to 2.45%	380,000	10.42 to 10.29	3,931,347	0.00%	4.16% to 2.91%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Consumer Goods (PROCG)
2013	0.45% to 2.15%	102,777	$14.03 to $ 13.40	$1,401,184	0.86%	27.87% to 25.69%
2012	0.45% to 2.45%	68,405	10.97 to 10.61	737,174	1.31%	10.36% to 8.14%
2011	0.45% to 1.90%	25,237	9.94 to 9.85	249,257	0.00%	-0.57% to -1.53%	****
VP Consumer Services (PROCS)
2013	0.45% to 2.15%	320,513	16.40 to 15.67	5,108,147	0.17%	39.24% to 36.86%
2012	0.85% to 2.40%	94,015	11.70 to 11.40	1,087,057	0.00%	21.06% to 19.16%
2011	0.45% to 2.35%	56,622	9.69 to 9.57	544,622	0.00%	-3.08% to -4.31%	****
VP Emerging Markets (PROEM)
2013	0.45% to 2.45%	425,737	8.75 to 8.12	3,580,510	0.38%	-6.84% to -8.72%
2012	0.45% to 2.45%	576,322	9.39 to 8.90	5,280,262	0.99%	6.09% to 3.95%
2011	0.45% to 2.10%	368,467	8.85 to 8.61	3,210,925	0.00%	-20.06% to -21.39%
2010	0.45% to 2.15%	620,286	11.08 to 10.95	6,824,975	0.00%	10.76% to 9.50%	****
VP Europe 30 (PROE30)
2013	0.45% to 2.45%	314,135	13.59 to 12.61	4,079,277	0.46%	21.09% to 18.66%
2012	0.45% to 2.35%	185,175	11.22 to 10.66	2,032,880	1.09%	16.07% to 13.85%
2011	1.15% to 2.00%	17,266	9.55 to 9.42	163,319	0.61%	-9.93% to -10.68%
2010	0.65% to 2.00%	12,935	10.64 to 10.55	136,766	1.01%	6.44% to 5.47%	****
VP Financials (PROFIN)
2013	1.15% to 2.45%	135,152	13.33 to 12.87	1,777,733	0.34%	30.56% to 28.84%
2012	1.15% to 2.45%	64,514	10.21 to 9.99	652,782	0.22%	23.29% to 21.67%
2011	1.15% to 2.10%	19,538	8.28 to 8.23	161,225	0.00%	-17.17% to -17.70%	****
VP Health Care (PROHC)
2013	0.45% to 2.50%	407,435	15.70 to 14.86	6,211,685	0.33%	39.13% to 36.27%
2012	1.15% to 2.50%	113,070	11.15 to 10.90	1,251,835	0.33%	16.05% to 14.46%
2011	0.45% to 1.90%	54,929	9.66 to 9.56	526,815	0.00%	-3.43% to -4.37%	****
VP Industrials (PROIND)
2013	0.45% to 2.35%	532,485	13.93 to 13.23	7,200,812	0.30%	37.57% to 34.94%
2012	0.45% to 2.45%	196,512	10.12 to 9.79	1,948,860	0.33%	15.28% to 12.96%
2011	0.45% to 2.35%	96,626	8.78 to 8.67	841,929	0.00%	-12.18% to -13.30%	****
VP International (PROINT)
2013	0.45% to 2.45%	383,339	12.79 to 11.87	4,695,778	0.00%	18.96% to 16.57%
2012	0.45% to 2.45%	320,958	10.75 to 10.19	3,347,319	0.00%	15.41% to 13.09%
2011	0.45% to 2.10%	262,523	9.32 to 9.06	2,404,795	0.00%	-14.72% to -16.14%
2010	0.65% to 2.15%	235,682	10.91 to 10.80	2,559,042	0.00%	9.09% to 8.00%	****
VP Internet (PRONET)
2013	0.45% to 2.45%	219,621	15.32 to 14.51	3,265,348	0.00%	51.03% to 48.00%
2012	1.15% to 2.15%	51,684	10.02 to 9.85	514,948	0.00%	18.38% to 17.18%
2011	0.85% to 2.10%	9,841	8.48 to 8.41	83,166	0.00%	-15.16% to -15.87%	****
VP Japan (PROJP)
2013	0.45% to 2.20%	303,478	13.15 to 12.32	3,830,548	0.00%	47.57% to 44.98%
2012	0.45% to 2.15%	152,930	8.91 to 8.51	1,317,530	0.00%	22.40% to 20.30%
2011	0.45% to 2.10%	34,406	7.28 to 7.08	246,466	0.00%	-18.91% to -20.25%
2010	1.15% to 2.00%	55,182	8.93 to 8.88	492,305	0.00%	-10.66% to -11.21%	****
VP NASDAQ-100 (PRON)
2013	0.45% to 2.45%	634,252	16.93 to 15.72	10,386,060	0.00%	33.67% to 30.99%
2012	0.45% to 2.45%	385,195	12.66 to 12.00	4,763,244	0.00%	15.71% to 13.38%
2011	0.45% to 2.45%	244,301	10.95 to 10.58	2,628,101	0.00%	1.00% to -1.03%
2010	1.15% to 2.45%	132,411	10.79 to 10.69	1,422,920	0.00%	7.87% to 6.92%	****
VP Oil & Gas (PROOG)
2013	0.45% to 2.50%	290,843	14.34 to 13.29	4,009,939	0.46%	23.51% to 20.97%
2012	0.45% to 2.45%	311,471	11.61 to 11.00	3,516,237	0.09%	2.43% to 0.37%
2011	0.45% to 2.35%	291,332	11.33 to 10.98	3,242,585	0.18%	1.79% to -0.15%
2010	1.15% to 2.45%	539,567	11.08 to 10.99	5,964,352	0.00%	10.82% to 9.85%	****
VP Pharmaceuticals (PROPHR)
2013	0.45% to 2.45%	212,949	15.25 to 14.45	3,148,383	2.06%	31.03% to 28.40%
2012	0.45% to 2.45%	94,784	11.64 to 11.25	1,085,763	0.92%	11.35% to 9.11%
2011	0.45% to 2.35%	284,915	10.45 to 10.32	2,958,723	0.00%	4.54% to 3.22%	****
VP Precious Metals (PROPM)
2013	0.45% to 2.50%	516,611	4.38 to 4.14	2,198,155	0.00%	-38.22% to -39.50%
2012	0.45% to 2.45%	410,943	7.09 to 6.85	2,862,803	0.00%	-14.93% to -16.65%
2011	0.45% to 2.30%	386,534	8.33 to 8.23	3,198,717	0.00%	-16.69% to -17.72%	****
VP Real Estate (PRORE)
2013	0.45% to 2.50%	186,742	10.84 to 10.26	1,968,101	1.11%	-0.36% to -2.41%
2012	0.45% to 2.50%	307,573	10.88 to 10.51	3,286,004	2.70%	16.64% to 14.24%
2011	0.45% to 2.50%	45,390	9.33 to 9.20	420,467	0.00%	-6.71% to -7.99%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Rising Rates Opportunity (PRORRO)
2013	0.45% to 2.45%	406,251	$5.92 to $ 5.49	$2,315,767	0.00%	15.95% to 13.62%
2012	0.45% to 2.45%	174,521	5.10 to 4.84	864,364	0.00%	-7.35% to -9.22%
2011	1.15% to 2.10%	93,888	5.45 to 5.36	508,047	0.00%	-38.22% to -38.81%
2010	0.45% to 2.45%	285,625	8.86 to 8.74	2,515,908	0.00%	-11.44% to -12.63%	****
VP Semiconductor (PROSCN)
2013	0.45% to 2.15%	27,132	11.23 to 10.73	297,110	0.14%	32.87% to 30.61%
2012	0.45% to 1.65%	13,309	8.45 to 8.28	110,521	0.32%	-4.60% to -5.75%
2011	1.35% to 1.90%	14,743	8.81 to 8.78	129,655	0.00%	-11.91% to -12.24%	****
VP Short Emerging Markets (PROSEM)
2013	0.45% to 2.30%	33,825	7.94 to 7.41	262,351	0.00%	-0.68% to -2.53%
2012	1.15% to 2.30%	63,269	7.84 to 7.60	491,393	0.00%	-14.05% to -15.05%
2011	1.15% to 2.45%	87,819	9.13 to 8.93	794,238	0.00%	9.39% to 7.96%
2010	1.15% to 2.10%	40,731	8.34 to 8.29	338,364	0.00%	-16.57% to -17.11%	****
VP Short International (PROSIN)
2013	0.45% to 2.30%	99,808	5.44 to 5.08	515,832	0.00%	-21.36% to -22.83%
2012	1.15% to 2.30%	58,276	6.79 to 6.58	390,351	0.00%	-21.08% to -22.00%
2011	1.15% to 2.50%	162,410	8.60 to 8.41	1,382,717	0.00%	0.63% to -0.73%
2010	1.15% to 2.10%	2,950	8.55 to 8.49	25,147	0.00%	-14.53% to -15.08%	****
VP Short NASDAQ-100 (PROSN)
2013	0.45% to 2.15%	100,893	4.42 to 4.15	423,062	0.00%	-29.72% to -30.92%
2012	1.15% to 2.30%	81,510	6.17 to 5.98	494,350	0.00%	-19.73% to -20.67%
2011	1.15% to 2.45%	72,310	7.68 to 7.52	549,135	0.00%	-11.50% to -12.66%
2010	1.15% to 2.15%	90,870	8.68 to 8.62	786,558	0.00%	-13.17% to -13.75%	****
VP Technology (PROTEC)
2013	0.85% to 2.15%	329,911	12.63 to 12.19	4,079,935	0.00%	24.13% to 22.50%
2012	0.45% to 2.30%	190,108	10.24 to 9.93	1,912,005	0.00%	9.81% to 7.77%
2011	0.45% to 2.35%	107,196	9.33 to 9.21	992,449	0.00%	-6.71% to -7.89%	****
VP Telecommunications (PROTEL)
2013	0.45% to 2.45%	34,300	12.39 to 11.74	412,848	1.85%	11.56% to 9.32%
2012	1.15% to 2.15%	363,734	10.97 to 10.79	3,982,906	0.12%	15.17% to 14.01%
2011	0.45% to 1.65%	3,690	9.57 to 9.50	35,094	0.00%	-4.27% to -5.04%	****
VP U.S. Government Plus (PROGVP)
2013	0.65% to 2.15%	135,761	12.16 to 11.50	1,593,389	0.17%	-19.64% to -20.85%
2012	0.45% to 2.15%	211,249	15.22 to 14.53	3,136,876	0.00%	0.52% to -1.20%
2011	0.45% to 2.45%	221,028	15.14 to 14.64	3,284,785	0.13%	42.87% to 40.00%
2010	1.15% to 2.10%	195,289	10.55 to 10.48	2,057,018	0.30%	5.45% to 4.78%	****
VP UltraNASDAQ-100 (PROUN)
2013	0.45% to 2.45%	312,708	26.72 to 24.81	8,062,616	0.00%	78.24% to 74.66%
2012	0.45% to 2.45%	92,860	14.99 to 14.20	1,354,071	0.00%	33.15% to 30.47%
2011	0.45% to 2.15%	161,850	11.26 to 10.94	1,790,643	0.00%	-1.64% to -3.31%
2010	0.65% to 2.45%	54,992	11.43 to 11.29	625,052	0.00%	14.33% to 12.95%	****
VP Utilities (PROUTL)
2013	0.45% to 2.50%	112,703	12.23 to 11.57	1,336,584	3.07%	12.80% to 10.48%
2012	0.45% to 2.50%	163,570	10.84 to 10.47	1,734,505	1.99%	-0.31% to -2.37%
2011	0.85% to 2.50%	154,187	10.85 to 10.73	1,663,626	0.00%	8.49% to 7.29%	****
Global Managed Futures Strategy (RVMFU)
2013	0.45% to 2.55%	454,481	7.33 to 6.58	3,156,056	0.00%	2.13% to -0.03%
2012	0.45% to 2.55%	506,656	7.18 to 6.58	3,479,836	0.00%	-11.60% to -13.48%
2011	0.45% to 2.55%	884,949	8.12 to 7.61	6,966,058	0.00%	-9.04% to -10.95%
2010	0.45% to 2.55%	855,936	8.93 to 8.54	7,479,850	0.00%	-3.97% to -6.00%
2009	0.45% to 2.90%	1,649,444	9.30 to 9.05	15,154,726	0.00%	-4.45% to -6.82%
Variable Fund - Long Short Equity Fund (RSRF)
2013	0.45% to 2.55%	564,715	10.35 to 10.21	7,978,425	0.00%	16.93% to 14.46%
2012	0.45% to 2.55%	594,453	8.85 to 8.92	7,197,791	0.00%	3.96% to 1.76%
2011	0.45% to 2.55%	738,378	8.52 to 8.77	8,530,419	0.00%	-6.98% to -8.94%
2010	0.45% to 2.55%	945,398	9.15 to 9.63	11,834,837	0.00%	10.71% to 8.37%
2009	0.45% to 2.90%	1,646,126	8.27 to 10.27	19,107,329	0.08%	26.72% to 23.42%
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
2013	0.45% to 2.50%	1,198,793	12.22 to 11.33	14,563,763	0.02%	22.88% to 20.35%
2012	0.45% to 2.50%	1,064,254	9.94 to 9.42	10,631,772	0.00%	13.19% to 10.86%
2011	0.45% to 2.50%	1,278,798	8.78 to 8.49	11,397,397	0.00%	-7.72% to -9.61%
2010	0.45% to 2.50%	1,384,728	9.52 to 9.40	13,531,612	0.10%	14.62% to 12.26%
2009	0.45% to 2.50%	1,152,844	8.30 to 8.35	9,893,619	0.98%	38.78% to 35.71%
Variable Trust - Banking Fund (RBKF)
2013	1.15% to 2.40%	196,923	8.50 to 6.91	1,611,604	0.55%	27.70% to 26.08%
2012	0.45% to 2.50%	584,843	5.06 to 4.15	3,684,231	0.24%	23.66% to 21.11%
2011	0.45% to 2.45%	158,278	4.09 to 3.43	833,475	0.23%	-22.58% to -24.13%
2010	0.65% to 2.45%	400,518	5.25 to 4.53	2,746,122	0.91%	12.30% to 10.27%
2009	1.15% to 2.45%	292,935	6.31 to 5.63	1,815,371	3.49%	-4.55% to -6.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Basic Materials Fund (RBMF)
2013	0.45% to 2.50%	218,828	$10.90 to $ 12.55	$4,895,991	0.62%	0.79% to -1.28%
2012	0.45% to 2.50%	317,742	10.82 to 12.72	7,003,662	0.00%	10.22% to 7.95%
2011	0.45% to 2.50%	329,769	9.81 to 11.78	6,616,439	0.00%	-16.83% to -18.55%
2010	0.45% to 2.50%	799,928	11.80 to 14.46	19,506,692	0.56%	26.10% to 23.51%
2009	0.45% to 2.85%	1,278,562	9.36 to 14.80	24,972,245	0.29%	54.76% to 50.76%
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
2013	0.45% to 2.50%	677,455	12.06 to 10.50	7,580,969	1.52%	18.21% to 15.78%
2012	0.45% to 2.50%	803,979	10.20 to 9.07	7,703,594	1.12%	11.91% to 9.60%
2011	0.45% to 2.50%	912,603	9.12 to 8.27	7,900,607	1.59%	-4.64% to -6.60%
2010	1.15% to 2.50%	863,401	9.32 to 8.86	7,931,016	1.82%	12.44% to 10.91%
2009	0.65% to 2.50%	595,725	8.40 to 7.97	4,864,031	2.92%	34.91% to 32.20%
Variable Trust - Biotechnology Fund (RBF)
2013	0.45% to 2.50%	412,742	27.90 to 21.06	9,526,308	0.00%	53.51% to 50.35%
2012	0.45% to 2.50%	442,089	18.17 to 14.01	6,648,173	0.00%	35.37% to 32.58%
2011	0.45% to 2.50%	511,648	13.43 to 10.57	5,736,404	0.00%	10.09% to 7.83%
2010	0.45% to 2.50%	400,924	12.20 to 9.80	4,139,904	0.00%	10.20% to 7.94%
2009	0.80% to 2.50%	674,210	10.97 to 8.51	6,240,698	0.00%	17.39% to 15.37%
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
2013	0.45% to 2.50%	1,377,640	11.59 to 10.31	15,158,693	1.58%	9.67% to 7.41%
2012	0.45% to 2.50%	1,398,310	10.57 to 9.60	14,164,565	1.63%	10.29% to 8.01%
2011	0.45% to 2.50%	1,041,864	9.58 to 8.89	9,680,693	1.86%	-0.73% to -2.76%
2010	0.45% to 2.50%	846,387	9.65 to 9.14	8,075,221	1.80%	10.49% to 8.21%
2009	0.65% to 2.45%	775,677	8.69 to 8.45	6,762,244	3.86%	21.79% to 19.49%
Variable Trust - Commodities Strategy Fund (RVCMD)
2013	0.45% to 2.55%	679,934	6.35 to 5.15	3,163,749	0.00%	-3.65% to -5.68%
2012	0.45% to 2.55%	929,892	6.59 to 5.46	4,541,338	0.00%	-1.85% to -3.93%
2011	0.45% to 2.55%	1,163,910	6.72 to 5.68	5,828,149	7.57%	-7.06% to -9.02%
2010	0.45% to 2.55%	1,715,037	7.23 to 6.24	9,325,565	0.00%	7.54% to 5.28%
2009	0.45% to 2.90%	3,091,102	6.72 to 4.76	15,641,976	1.95%	11.06% to 7.79%
Variable Trust - Consumer Products Fund (RCPF)
2013	0.45% to 2.50%	312,694	17.89	7,850,995	1.14%	27.67% to 25.05%
2012	0.45% to 2.50%	382,444	14.01 to 14.31	7,652,079	1.19%	8.56% to 6.31%
2011	0.45% to 2.50%	453,809	12.91 to 13.46	8,549,906	1.57%	13.25% to 10.93%
2010	0.65% to 2.50%	374,739	11.32 to 12.13	6,296,929	1.13%	16.52% to 14.35%
2009	0.65% to 2.85%	906,887	9.71 to 11.31	13,001,271	1.87%	18.34% to 15.65%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2013	0.45% to 2.50%	860,829	12.73 to 14.64	15,127,161	0.00%	61.97% to 58.64%
2012	0.45% to 2.50%	633,796	7.86 to 9.23	6,909,061	0.00%	16.62% to 14.21%
2011	0.45% to 2.50%	1,088,961	6.74 to 8.08	10,208,263	0.00%	8.60% to 6.37%
2010	0.65% to 2.50%	865,504	6.16 to 7.60	7,533,276	0.56%	23.78% to 21.47%
2009	1.15% to 2.45%	1,297,103	7.24 to 6.68	9,238,924	0.00%	35.30% to 32.87%
Variable Trust - Electronics Fund (RELF)
2013	0.45% to 2.50%	234,202	9.43 to 7.81	2,140,213	0.25%	34.44% to 31.68%
2012	1.15% to 2.50%	298,819	7.01 to 5.93	2,056,409	0.00%	-0.16% to -1.48%
2011	1.15% to 2.50%	274,559	7.02 to 6.02	1,890,025	0.00%	-17.45% to -18.57%
2010	0.45% to 2.50%	687,060	8.39 to 7.39	5,727,179	0.00%	9.06% to 6.82%
2009	0.65% to 2.85%	2,106,765	7.66 to 5.17	16,009,254	0.00%	70.73% to 66.75%
Variable Trust - Energy Fund (RENF)
2013	0.45% to 2.50%	306,654	11.71 to 12.48	8,105,926	0.20%	22.91% to 20.38%
2012	0.45% to 2.50%	384,516	9.52 to 10.36	8,364,527	0.00%	1.94% to -0.16%
2011	0.45% to 2.50%	431,951	9.34 to 10.38	9,292,765	0.00%	-6.27% to -8.20%
2010	0.45% to 2.50%	604,777	9.97 to 11.31	14,110,519	0.42%	18.52% to 16.08%
2009	0.45% to 2.85%	918,673	8.41 to 16.82	18,118,995	0.00%	37.88% to 34.26%
Variable Trust - Energy Services Fund (RESF)
2013	0.45% to 2.50%	261,356	10.27 to 11.52	7,762,863	0.00%	23.33% to 20.79%
2012	0.45% to 2.45%	241,614	8.33 to 9.57	5,828,967	0.00%	-0.05% to -2.06%
2011	0.45% to 2.50%	331,307	8.33 to 9.74	8,167,424	0.00%	-9.70% to -11.56%
2010	0.45% to 2.50%	588,785	9.23 to 11.02	16,225,485	0.00%	25.48% to 22.90%
2009	0.45% to 2.85%	1,013,485	7.36 to 13.78	22,332,285	0.00%	61.69% to 57.29%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2013	0.45% to 2.20%	598,527	7.08 to 13.12	7,083,250	0.19%	23.34% to 21.17%
2012	0.45% to 2.15%	724,600	5.74 to 10.88	6,751,752	1.30%	21.11% to 19.04%
2011	0.45% to 2.00%	226,240	4.74 to 7.75	1,847,382	0.00%	-15.52% to -16.83%
2010	0.45% to 2.15%	316,669	5.61 to 11.01	3,118,650	1.08%	-11.18% to -12.69%
2009	0.80% to 2.85%	822,161	6.26 to 9.48	9,108,319	2.89%	34.57% to 31.35%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Financial Services Fund (RFSF)
2013	0.45% to 2.50%	505,938	$8.22 to $ 7.07	$5,285,828	0.51%	26.98% to 24.37%
2012	0.45% to 2.50%	545,150	6.48 to 5.69	4,530,810	0.20%	22.13% to 19.61%
2011	1.15% to 2.50%	450,938	7.07 to 4.76	3,123,398	0.07%	-15.90% to -17.05%
2010	1.15% to 2.50%	608,405	8.41 to 5.73	5,017,774	0.59%	13.05% to 11.51%
2009	0.80% to 2.85%	2,028,811	5.45 to 5.96	14,546,205	2.08%	18.72% to 15.94%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2013	0.45% to 2.55%	349,681	13.91 to 11.47	5,255,438	0.73%	-18.62% to -20.34%
2012	0.45% to 2.55%	587,510	17.09 to 14.39	10,996,570	0.78%	2.54% to 0.37%
2011	0.45% to 2.55%	1,104,597	16.67 to 14.34	20,076,897	2.05%	40.85% to 37.89%
2010	0.45% to 2.55%	657,160	11.83 to 10.40	8,797,254	2.54%	9.61% to 7.30%
2009	0.45% to 2.90%	1,282,305	10.79 to 9.43	15,740,365	2.19%	-31.85% to -33.53%
Variable Trust - Health Care Fund (RHCF)
2013	0.45% to 2.50%	702,990	17.24 to 15.41	13,485,978	0.20%	41.18% to 38.27%
2012	0.45% to 2.50%	528,331	12.21 to 11.14	7,252,714	0.00%	16.64% to 14.23%
2011	0.45% to 2.50%	520,632	10.47 to 9.76	6,223,554	0.00%	4.22% to 2.08%
2010	0.65% to 2.50%	491,192	9.98 to 9.56	5,689,049	0.22%	6.07% to 4.10%
2009	0.45% to 2.85%	1,509,956	9.45 to 11.01	16,388,238	0.00%	24.09% to 21.02%
Variable Trust - Internet Fund (RINF)
2013	0.45% to 2.50%	310,691	17.61 to 16.94	8,210,449	0.00%	50.55% to 47.45%
2012	0.45% to 2.50%	185,142	11.70 to 11.49	3,319,461	0.00%	18.79% to 16.34%
2011	0.85% to 2.50%	221,146	9.67 to 9.88	3,358,860	0.00%	-12.67% to -14.12%
2010	0.45% to 2.50%	611,617	11.23 to 11.50	10,693,886	0.00%	20.23% to 17.76%
2009	0.45% to 2.85%	1,463,762	9.34 to 14.34	21,063,351	0.00%	65.11% to 61.02%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2013	1.15% to 2.30%	1,540,494	1.13 to 1.01	1,652,682	0.00%	-44.53% to -45.18%
2012	1.15% to 2.50%	1,663,040	2.03 to 2.25	3,259,130	0.00%	-23.35% to -24.40%
2011	1.15% to 2.50%	1,321,652	2.65 to 2.97	3,391,507	0.00%	-27.91% to -28.89%
2010	0.45% to 2.35%	2,035,747	6.17 to 3.39	7,402,878	0.00%	-30.60% to -31.93%
2009	0.65% to 2.45%	1,494,684	8.85 to 4.95	7,772,810	0.00%	-45.01% to -46.02%
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2013	0.45% to 2.50%	2,866,211	4.88 to 4.56	12,393,562	0.00%	14.74% to 12.38%
2012	0.45% to 2.50%	869,975	4.25 to 4.06	3,218,671	0.00%	-6.62% to -8.55%
2011	0.45% to 2.15%	734,014	4.55 to 3.86	2,853,886	0.00%	-30.75% to -31.93%
2010	1.15% to 2.45%	1,192,824	5.77 to 6.56	6,761,742	0.00%	-13.81% to -14.95%
2009	0.65% to 2.45%	1,665,991	7.54 to 6.12	10,920,647	0.00%	18.64% to 16.39%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2013	0.45% to 2.15%	298,812	3.51 to 2.20	694,206	0.00%	-27.90% to -29.13%
2012	1.15% to 2.15%	163,777	3.39 to 3.11	532,489	0.00%	-19.30% to -20.12%
2011	1.15% to 2.45%	212,941	4.20 to 5.13	874,985	0.00%	-8.40% to -9.60%
2010	1.15% to 2.30%	283,512	4.59 to 4.24	1,272,342	0.00%	-26.15% to -27.01%
2009	1.15% to 2.10%	234,253	6.21 to 5.88	1,418,650	0.00%	-36.02% to -36.66%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2013	0.45% to 2.15%	399,140	3.32 to 1.71	589,385	0.00%	-29.37% to -30.58%
2012	0.45% to 2.15%	1,229,953	4.70 to 2.47	2,556,769	0.00%	-19.01% to -20.40%
2011	1.00% to 2.45%	846,407	5.66 to 4.81	2,106,354	0.00%	-10.97% to -12.27%
2010	1.00% to 2.15%	1,332,478	6.36 to 3.52	3,766,653	0.00%	-22.06% to -22.96%
2009	1.15% to 2.15%	2,220,914	3.66 to 3.35	7,954,958	0.13%	-40.77% to -41.39%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2013	0.45% to 2.30%	603,134	3.13 to 1.95	1,327,490	0.00%	-31.16% to -32.44%
2012	0.45% to 2.50%	353,496	4.55 to 3.86	1,111,165	0.00%	-18.52% to -20.21%
2011	0.45% to 2.50%	669,629	5.58 to 4.84	2,579,323	0.00%	-8.03% to -9.92%
2010	0.45% to 2.10%	831,180	6.07 to 4.05	3,652,201	0.00%	-27.95% to -29.15%
2009	1.15% to 2.15%	1,031,856	6.04 to 5.70	6,121,445	0.00%	-33.63% to -34.33%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2013	0.45% to 2.40%	737,210	4.56 to 2.50	2,017,505	0.00%	-26.85% to -28.28%
2012	0.45% to 2.50%	1,072,355	6.24 to 5.10	4,048,971	0.00%	-17.35% to -19.06%
2011	0.45% to 2.50%	1,195,966	7.55 to 6.30	5,557,221	0.00%	-9.45% to -11.31%
2010	0.45% to 2.40%	1,905,883	8.33 to 4.84	9,868,136	0.00%	-17.33% to -18.95%
2009	1.15% to 2.45%	2,056,718	6.44 to 5.77	12,993,359	0.00%	-28.38% to -29.32%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2013	0.45% to 2.50%	175,090	11.30 to 9.98	2,492,057	0.00%	55.30% to 52.10%
2012	1.15% to 2.00%	246,456	8.86 to 8.04	2,124,721	0.00%	18.72% to 17.70%
2011	0.45% to 2.00%	124,422	6.08 to 6.83	909,194	0.00%	-29.26% to -30.37%
2010	0.45% to 2.00%	383,490	8.60 to 9.81	3,956,633	0.00%	15.20% to 13.49%
2009	0.80% to 2.50%	371,247	7.40 to 8.27	3,353,068	0.35%	22.69% to 20.42%

(Continued)

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Leisure Fund (RLF)
2013	0.45% to 2.50%	191,698	$15.61 to $ 14.86	$4,912,517	0.59%	41.77% to 38.85%
2012	0.45% to 2.50%	283,744	11.01 to 10.70	5,168,194	0.00%	20.77% to 18.28%
2011	0.45% to 2.50%	271,172	9.12 to 9.05	4,150,612	0.00%	1.99% to -0.10%
2010	0.45% to 2.50%	482,219	8.94 to 9.06	7,280,301	0.07%	29.76% to 27.09%
2009	0.80% to 2.85%	921,523	6.83 to 8.19	10,658,549	0.00%	35.63% to 32.54%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2013	0.45% to 2.50%	181,969	15.31 to 14.27	4,876,218	0.00%	49.56% to 46.48%
2012	0.45% to 2.50%	321,813	10.24 to 9.74	6,437,591	0.00%	23.77% to 21.21%
2011	0.45% to 2.50%	265,722	8.27 to 8.03	4,354,258	0.00%	-8.01% to -9.90%
2010	0.45% to 2.50%	552,427	8.99 to 8.92	10,223,461	0.00%	36.93% to 34.12%
2009	1.15% to 2.50%	442,029	14.22 to 12.67	6,122,243	0.05%	50.64% to 48.14%
Variable Fund - Multi-Hedge Strategies (RVARS)
2013	0.45% to 2.55%	794,484	8.80 to 7.95	7,062,750	0.00%	1.20% to -0.94%
2012	0.45% to 2.55%	901,230	8.69 to 8.03	7,991,268	0.68%	1.76% to -0.39%
2011	0.45% to 2.55%	676,240	8.54 to 8.06	5,936,147	0.00%	2.92% to 0.75%
2010	0.45% to 2.55%	714,090	8.30 to 8.00	6,167,122	0.00%	5.70% to 3.48%
2009	0.80% to 2.90%	1,449,094	7.79 to 7.77	11,878,433	1.16%	-4.06% to -6.17%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2013	0.45% to 2.45%	936,401	20.86 to 21.12	20,772,792	0.00%	79.40% to 75.81%
2012	0.45% to 2.50%	458,586	11.63 to 11.97	5,970,633	0.00%	33.52% to 30.77%
2011	0.45% to 2.45%	514,544	8.71 to 9.18	5,033,949	0.00%	-1.12% to -3.10%
2010	0.45% to 2.50%	952,362	8.81 to 9.45	9,411,024	0.00%	36.28% to 33.48%
2009	0.80% to 2.50%	1,317,022	6.41 to 6.67	9,671,360	0.00%	116.06% to 111.51%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2013	0.45% to 2.55%	887,995	17.38 to 16.84	19,264,862	0.00%	34.01% to 31.19%
2012	0.45% to 2.55%	436,120	12.97 to 12.84	7,425,414	0.00%	16.24% to 13.79%
2011	0.45% to 2.55%	435,810	11.16 to 11.28	6,569,631	0.00%	1.71% to -0.43%
2010	0.45% to 2.55%	719,153	10.97 to 11.33	10,918,017	0.00%	17.95% to 15.47%
2009	0.45% to 2.90%	1,034,035	9.30 to 10.15	13,364,511	0.00%	51.32% to 47.46%
Variable Trust - Nova Fund (RNF)
2013	0.45% to 2.55%	1,902,052	12.69 to 12.53	28,504,432	0.09%	48.32% to 45.19%
2012	0.45% to 2.55%	841,905	8.55 to 8.63	9,379,489	0.00%	21.69% to 19.12%
2011	0.45% to 2.55%	1,040,432	7.03 to 7.24	9,596,287	0.05%	-1.61% to -3.68%
2010	0.45% to 2.55%	1,293,811	7.14 to 7.52	12,255,667	0.23%	19.43% to 16.91%
2009	0.80% to 2.90%	2,832,370	5.93 to 6.76	22,327,953	1.02%	34.42% to 31.16%
Variable Trust - Precious Metals Fund (RPMF)
2013	0.45% to 2.50%	851,731	5.62 to 5.38	9,524,330	0.93%	-46.34% to -47.45%
2012	0.45% to 2.50%	885,640	10.48 to 10.24	19,661,667	0.00%	-4.53% to -6.50%
2011	0.45% to 2.50%	1,056,256	10.97 to 10.96	24,363,086	0.06%	-24.50% to -26.05%
2010	0.45% to 2.50%	1,736,396	14.53 to 14.82	54,691,917	0.00%	37.46% to 34.63%
2009	0.45% to 2.85%	1,749,261	10.57 to 15.11	41,188,189	0.00%	48.57% to 44.84%
Variable Trust - Real Estate Fund (RREF)
2013	0.45% to 2.50%	391,260	10.52 to 9.19	7,335,555	2.09%	3.48% to 1.35%
2012	0.45% to 2.50%	680,026	10.17 to 9.06	12,388,116	1.15%	17.81% to 15.38%
2011	0.45% to 2.50%	526,180	8.63 to 7.86	8,271,602	2.30%	1.81% to -0.29%
2010	0.45% to 2.50%	891,868	8.48 to 7.88	14,023,773	1.52%	24.30% to 21.75%
2009	0.45% to 2.85%	1,585,824	6.82 to 10.64	20,047,664	3.00%	24.70% to 21.33%
Variable Trust - Retailing Fund (RRF)
2013	0.45% to 2.50%	192,774	17.51 to 15.44	4,609,507	0.02%	35.19% to 32.40%
2012	1.15% to 2.50%	162,131	18.29 to 11.66	2,891,298	0.00%	15.43% to 13.85%
2011	0.45% to 2.50%	449,160	11.14 to 10.24	6,881,946	0.00%	4.83% to 2.67%
2010	1.00% to 2.50%	429,272	10.43 to 9.98	6,365,320	0.00%	23.89% to 22.01%
2009	0.45% to 2.85%	942,391	8.53 to 9.24	11,098,945	0.00%	43.57% to 40.04%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2013	0.45% to 2.50%	252,741	14.15 to 12.51	5,980,277	0.00%	57.85% to 54.60%
2012	0.45% to 2.50%	279,441	8.96 to 8.09	4,500,142	0.00%	21.55% to 19.04%
2011	0.45% to 2.50%	336,537	7.37 to 6.80	4,364,860	0.00%	-12.58% to -14.38%
2010	0.45% to 2.50%	533,873	8.44 to 7.94	8,237,200	0.00%	37.23% to 34.41%
2009	0.80% to 2.50%	403,619	6.09 to 10.40	4,574,267	0.00%	32.25% to 29.58%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2013	0.45% to 2.50%	1,014,924	11.64 to 11.86	15,631,139	0.00%	67.95% to 64.50%
2012	0.45% to 2.50%	582,339	6.93 to 7.21	5,226,163	0.00%	28.80% to 26.15%
2011	0.45% to 2.50%	1,396,743	5.38 to 5.72	10,087,308	0.00%	-4.38% to -6.35%
2010	1.15% to 2.50%	1,486,798	7.77 to 6.10	11,351,949	0.00%	24.03% to 22.34%
2009	0.45% to 2.45%	1,557,121	4.50 to 5.57	9,485,792	0.47%	45.72% to 41.98%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2013	0.45% to 2.50%	2,287,444	$17.32 to $ 15.51	$40,474,629	0.00%	40.68% to 37.79%
2012	0.45% to 2.50%	1,437,364	12.31 to 11.26	18,360,948	0.00%	12.80% to 10.47%
2011	0.45% to 2.50%	1,364,526	10.92 to 10.19	15,651,318	0.00%	-1.53% to -3.56%
2010	0.45% to 2.50%	1,651,539	11.09 to 10.57	19,524,177	0.00%	24.47% to 21.91%
2009	0.80% to 2.85%	1,732,122	8.83 to 8.81	16,455,478	0.00%	46.06% to 42.88%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2013	0.45% to 2.50%	2,417,188	14.50 to 14.09	43,034,012	0.00%	44.61% to 41.63%
2012	0.45% to 2.50%	1,057,510	10.02 to 9.94	13,120,094	0.39%	21.68% to 19.17%
2011	0.45% to 2.50%	1,398,503	8.24 to 8.35	14,524,395	0.02%	-3.60% to -5.59%
2010	0.45% to 2.45%	1,501,383	8.55 to 10.32	16,526,954	0.62%	19.77% to 17.53%
2009	0.45% to 2.85%	1,825,662	7.14 to 8.58	16,830,155	3.47%	50.58% to 46.61%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2013	0.45% to 2.50%	1,496,626	20.39 to 18.00	35,384,794	0.00%	33.45% to 30.70%
2012	0.45% to 2.50%	995,696	15.28 to 13.78	18,018,082	0.00%	15.53% to 13.15%
2011	0.45% to 2.50%	670,396	13.22 to 12.17	10,603,297	0.00%	-1.10% to -3.14%
2010	0.45% to 2.50%	1,676,122	13.37 to 12.57	27,190,047	0.00%	31.98% to 29.27%
2009	0.45% to 2.85%	2,315,874	10.13 to 11.50	28,587,758	0.00%	56.11% to 52.24%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2013	0.45% to 2.50%	1,127,639	14.08 to 13.36	20,702,285	0.10%	35.19% to 32.41%
2012	0.45% to 2.30%	483,777	10.42 to 12.98	6,630,169	0.00%	16.46% to 14.29%
2011	0.45% to 2.30%	1,362,882	8.95 to 11.35	16,294,604	0.00%	-7.57% to -9.28%
2010	0.45% to 2.30%	371,676	9.68 to 12.52	4,896,712	0.48%	19.59% to 17.37%
2009	0.45% to 2.85%	1,560,171	8.09 to 10.31	17,283,949	1.61%	54.55% to 50.53%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2013	0.45% to 2.50%	1,496,718	16.82 to 15.06	29,782,353	0.00%	40.67% to 37.78%
2012	0.45% to 2.45%	870,994	11.96 to 10.97	12,741,235	0.00%	10.11% to 7.89%
2011	0.45% to 2.45%	620,483	10.86 to 10.17	8,354,924	0.00%	3.05% to 0.98%
2010	0.45% to 2.45%	824,063	10.54 to 10.07	10,859,606	0.00%	24.84% to 22.33%
2009	0.45% to 2.65%	363,474	8.44 to 8.17	3,894,271	0.00%	33.37% to 30.42%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2013	0.45% to 2.45%	812,402	14.61 to 12.80	14,186,349	0.48%	42.18% to 39.33%
2012	0.45% to 2.50%	498,760	10.27 to 9.15	6,290,002	0.00%	19.84% to 17.36%
2011	0.45% to 2.45%	541,995	8.57 to 7.82	5,824,859	0.00%	-9.85% to -11.66%
2010	0.45% to 2.45%	474,756	9.51 to 11.28	5,747,110	0.00%	24.54% to 22.19%
2009	0.45% to 2.65%	586,636	7.64 to 7.20	5,738,325	0.76%	61.54% to 57.97%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2013	0.45% to 2.30%	150,484	6.58 to 5.01	808,868	0.00%	-3.41% to -5.20%
2012	1.00% to 2.30%	567,154	6.61 to 5.28	3,204,951	0.00%	-7.22% to -8.44%
2011	0.45% to 2.45%	465,951	7.30 to 5.65	2,839,577	0.00%	-4.69% to -6.60%
2010	1.00% to 2.45%	430,980	7.52 to 6.05	2,774,400	0.00%	-5.46% to -6.85%
2009	1.15% to 2.45%	517,155	6.95 to 6.56	3,533,630	0.00%	-16.81% to -17.91%
Variable Trust - Technology Fund (RTEC)
2013	0.45% to 2.50%	362,371	12.77 to 12.00	6,237,296	0.00%	34.78% to 32.01%
2012	0.45% to 2.50%	354,947	9.47 to 9.09	4,670,093	0.00%	11.48% to 9.18%
2011	0.45% to 2.50%	376,999	8.50 to 8.33	4,491,807	0.00%	-9.61% to -11.47%
2010	1.15% to 2.50%	790,795	13.70 to 9.41	10,514,690	0.00%	10.75% to 9.24%
2009	0.45% to 2.85%	1,623,629	8.43 to 10.28	19,356,144	0.00%	54.90% to 50.99%
Variable Trust - Telecommunications Fund (RTEL)
2013	0.90% to 1.90%	117,499	8.86 to 8.29	1,042,534	2.05%	15.92% to 15.23%
2012	0.45% to 2.10%	119,021	6.73 to 10.79	923,565	1.56%	4.39% to 2.65%
2011	1.15% to 2.10%	281,388	7.56 to 10.51	2,092,890	0.84%	-15.38% to -16.20%
2010	1.15% to 2.10%	509,641	8.94 to 12.54	4,480,482	2.10%	13.19% to 12.11%
2009	0.65% to 2.15%	312,907	6.60 to 7.24	2,412,605	5.17%	27.85% to 25.73%
Variable Trust - Transportation Fund (RTRF)
2013	0.45% to 2.50%	410,896	14.39 to 13.02	9,712,977	0.00%	49.96% to 46.88%
2012	0.45% to 2.50%	266,492	9.59 to 8.86	4,292,283	0.00%	17.05% to 14.64%
2011	0.45% to 2.50%	254,532	8.20 to 7.73	3,559,732	0.00%	-11.52% to -13.34%
2010	1.00% to 2.50%	443,935	9.09 to 8.92	7,080,384	0.00%	22.89% to 21.03%
2009	1.15% to 2.20%	496,725	13.42 to 12.29	6,501,690	0.62%	16.04% to 14.61%
Variable Trust - Utilities Fund (RUTL)
2013	0.45% to 2.50%	315,279	11.97 to 12.43	4,236,429	3.11%	13.12% to 10.79%
2012	0.45% to 2.50%	479,076	10.58 to 11.22	5,772,558	2.30%	0.66% to -1.42%
2011	0.45% to 2.50%	801,459	10.51 to 11.38	9,654,483	1.83%	15.77% to 13.39%
2010	0.45% to 2.50%	677,177	9.08 to 10.03	7,120,416	3.27%	6.40% to 4.21%
2009	0.45% to 2.45%	684,436	8.54 to 9.12	6,772,449	2.91%	13.28% to 10.88%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2013	0.45% to 2.10%	63,300	$8.97 to $ 9.40	$623,311	0.00%	-3.25% to -4.86%
2012	0.45% to 2.50%	77,859	9.27 to 9.80	803,071	0.00%	0.33% to -1.74%
2011	0.45% to 2.10%	79,878	9.24 to 10.01	822,499	0.00%	-4.12% to -5.70%
2010	1.15% to 2.35%	155,516	11.17 to 10.48	1,707,547	0.00%	-6.69% to -7.83%
2009	1.15% to 2.10%	243,832	11.97 to 11.50	2,887,079	0.03%	5.38% to 4.29%
SBL Fund - Series F (Floating Rate Strategies Series) (GVFRB)
2013	0.45% to 2.20%	443,521	10.22 to 10.10	4,502,917	0.00%	2.21% to 1.01%	****
Series M (Macro Opportunities Series) (GSBLMO)
2013	1.35% to 2.10%	2,358	10.06 to 10.05	23,718	0.00%	0.61% to 0.51%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	0.45% to 2.50%	461,180	8.76 to 8.29	3,930,479	0.54%	10.04% to 7.77%
2012	0.45% to 2.50%	276,250	7.96 to 7.69	2,159,544	0.73%	2.92% to 0.79%
2011	0.45% to 2.50%	86,604	7.74 to 7.63	671,686	0.00%	-22.62% to -23.68%	****
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
2013	1.15% to 2.20%	168,013	10.00 to 9.72	1,665,592	0.00%	3.84% to 2.74%
2012	1.15% to 2.15%	287,520	9.63 to 9.47	2,760,934	0.00%	0.16% to -0.85%
2011	1.15% to 1.80%	208,859	9.62 to 9.81	2,008,439	0.00%	-3.82% to -4.23%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	0.45% to 2.50%	2,219,333	14.33 to 13.28	30,788,998	1.16%	24.57% to 22.01%
2012	0.45% to 2.45%	2,119,340	11.51 to 10.90	23,773,000	1.06%	18.64% to 16.25%
2011	0.45% to 2.50%	2,026,378	9.70 to 9.37	19,482,900	1.07%	-7.62% to -9.52%
2010	0.45% to 2.35%	1,623,923	10.50 to 10.37	17,158,592	0.12%	5.00% to 3.67%	****
Variable Trust: Alternative Strategies Allocation Fund (obsolete) (RVASA)
2011	1.15% to 2.35%	360,426	9.27 to 8.93	3,310,377	2.08%	-4.19% to -5.35%
2010	0.45% to 2.10%	380,558	9.81 to 9.48	3,658,591	0.32%	-1.06% to -2.70%
2009	1.15% to 2.10%	155,760	9.84 to 9.74	1,525,923	0.00%	-0.31% to -1.27%
Variable Fund - All-Asset Aggressive Strategy (obsolete) (RVAAS)
2012	0.45% to 2.30%	51,471	11.18 to 10.64	557,054	1.09%	12.13% to 10.04%
2011	0.45% to 2.50%	58,543	9.97	572,088	0.34%	-4.72%
2010	1.15% to 2.50%	445,037	10.42	4,622,028	1.52%	4.17%	****
Variable Fund - All-Asset Conservative Strategy (obsolete) (RVACS)
2012	0.45% to 2.25%	274,533	10.80 to 10.29	2,899,591	1.83%	7.22% to 5.28%
2011	0.45% to 2.25%	192,189	10.07 to 9.77	1,906,307	0.29%	-1.75% to -3.52%
2010	1.15% to 2.25%	292,601	10.20 to 10.13	2,979,398	2.95%	2.02% to 1.26%	****
Variable Fund - All-Asset Moderate Strategy (obsolete) (RVAMS)
2012	0.45% to 2.30%	381,412	10.81 to 10.28	4,020,875	1.52%	9.53% to 7.49%
2011	0.45% to 2.30%	431,152	9.87 to 9.57	4,190,316	0.35%	-3.24% to -5.04%
2010	1.15% to 2.30%	460,683	10.15 to 10.07	4,669,700	2.52%	1.52% to 0.74%	****
Variable Fund - DWA Flexible Allocation (obsolete) (RVDFA)
2012	0.45% to 2.50%	1,212,032	8.86 to 8.38	10,441,756	0.00%	1.65% to -0.45%
2011	0.45% to 2.50%	1,858,221	8.72 to 8.42	15,904,667	0.39%	-11.54% to -13.36%
2010	1.00% to 2.50%	2,129,161	9.82 to 9.72	20,832,375	0.00%	-1.82% to -2.81%	****
Variable Fund - DWA Sector Rotation (obsolete) (RVDSR)
2012	0.45% to 2.50%	1,578,196	9.19 to 8.69	14,127,817	0.00%	3.37% to 1.23%
2011	0.45% to 2.50%	2,618,123	8.89 to 8.59	22,892,659	0.14%	-7.73% to -9.63%
2010	0.45% to 2.50%	3,695,517	9.63 to 9.50	35,366,276	0.00%	-3.68% to -5.00%	****
Global Currents Variable International All Cap Opportunity Portfolio (obsolete) (SBIEP)
2011	1.30%	8,400	10.30	86,509	8.94%	-12.74%
2010	1.30%	8,402	11.80	99,160	1.81%	2.37%
2009	1.30%	6,609	11.53	76,194	1.09%	26.94%
Variable Trust - International Long Short Select Fund (obsolete) (RVIRO)
2010	0.45% to 2.55%	430,229	8.20 to 7.75	3,435,470	0.62%	-1.44% to -3.52%
2009	0.45% to 2.45%	1,166,081	8.32 to 8.03	9,544,345	0.72%	29.21% to 26.43%
Variable Trust: Multi-Cap Core Equity Fund (obsolete) (RVCEQ)
2009	0.80% to 2.90%	244,485	7.20 to 7.44	1,916,426	0.00%	25.96% to 23.10%
Western Asset Variabale Money Market Portfolio (obsolete) (SBMMP)
2009	1.30%	14,536	13.41	194,892	0.17%	-1.08%
2013	Reserves for annuity contracts in payout phase:			113,380
2013	Contract owners equity:			$1,358,664,885
2012	Reserves for annuity contracts in payout phase:			110,587
2012	Contract owners equity:			$1,146,493,847
2011	Reserves for annuity contracts in payout phase:			143,761
2011	Contract owners equity:			$1,059,222,360
2010	Reserves for annuity contracts in payout phase:			230,615
2010	Contract owners equity:			$1,112,505,376
2009	Reserves for annuity contracts in payout phase:			519,480
2009	Contract owners equity:			$1,061,727,245

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500
191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2013. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 28, 2014

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Revenues
Policy charges	$1,849	$1,670	$1,506
Premiums	724	635	531
Net investment income	1,849	1,825	1,844
Net realized investment gains (losses), net of other-than-temporary impairment losses	678	319	(1,676)
Other revenues	17	7	3

Total revenues	$5,117	$4,456	$2,208

Benefits and expenses
Interest credited to policyholder account values	$1,067	$1,038	$1,033
Benefits and claims	1,354	1,227	1,062
Policyholder dividends	59	54	67
Amortization of deferred policy acquisition costs	374	575	65
Other expenses, net of deferrals	922	863	830

Total benefits and expenses	$3,776	$3,757	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$1,341	$699	$(849)
Federal income tax expense (benefit)	313	99	(427)

Net income (loss)	$1,028	$600	$(422)
Less: Loss attributable to noncontrolling interest, net of tax	(82)	(61)	(56)

Net income (loss) attributable to Nationwide Life Insurance Company	$1,110	$661	$(366)

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Net income (loss)	$1,028	$600	$(422)

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	(663)	571	317
Other	(7)	(5)	12

Total other comprehensive (loss) income, net of tax	$(670)	$566	$329

Total comprehensive income (loss)	$358	$1,166	$(93)

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(82)	(61)	(56)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$440	$1,227	$(37)

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2013	2012
Assets
Investments
Fixed maturity securities, available-for-sale	$32,249	$31,811
Mortgage loans, net of allowance	6,341	5,827
Policy loans	987	980
Short-term investments	411	1,034
Other investments	767	639

Total investments	$40,755	$40,291

Cash and cash equivalents	61	62
Accrued investment income	603	566
Deferred policy acquisition costs	3,778	3,249
Goodwill	200	200
Other assets	3,979	4,362
Separate account assets	84,069	71,440

Total assets	$133,445	$120,170

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,765	$36,154
Short-term debt	278	300
Long-term debt	707	1,038
Other liabilities	4,122	4,507
Separate account liabilities	84,069	71,440

Total liabilities	$125,941	$113,439

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,520	3,410
Accumulated other comprehensive income	582	1,252

Total shareholder’s equity	$6,824	$6,384
Noncontrolling interest	680	347

Total equity	$7,504	$6,731

Total liabilities and equity	$133,445	$120,170

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731
Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	—	—	1,110	(670)	440	(82)	358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$1,028	$600	$(422)
Adjustments to net income (loss):
Net realized investment (gains) losses, net of other-than-temporary impairment losses	(678)	(319)	1,676
Interest credited to policyholder account values	1,067	1,038	1,033
Capitalization of deferred policy acquisition costs	(604)	(470)	(604)
Amortization of deferred policy acquisition costs	374	575	65
Amortization and depreciation	77	80	48
Deferred tax expense (benefit)	346	243	(482)
Changes in:
Policy liabilities	(475)	(548)	(608)
Derivatives, net	(483)	(490)	(364)
Other, net	88	(84)	(265)

Net cash provided by operating activities	$740	$625	$77

Cash flows from investing activities:
Proceeds from maturities of available-for-sale securities	$3,689	$2,909	$2,705
Proceeds from sales of available-for-sale securities	1,091	796	1,585
Purchases of available-for-sale securities	(6,842)	(5,167)	(6,176)
Proceeds from repayments and sales of mortgage loans	1,091	1,048	1,124
Issuances and purchases of mortgage loans	(1,593)	(1,114)	(751)
Net decrease (increase) in short-term investments	654	98	(61)
Collateral (paid) received, net	(637)	(208)	359
Other, net	42	(12)	104

Net cash used in investing activities	$(2,505)	$(1,650)	$(1,111)

Cash flows from financing activities:
Net change in short-term debt	$(22)	$(477)	$477
Proceeds from issuance of long-term debt	2	13	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	(40)	—
Repayments of long-term debt	(299)	—	—
Investment and universal life insurance product deposits	6,139	5,566	5,314
Investment and universal life insurance product withdrawals	(4,034)	(4,063)	(5,024)
Other, net	(22)	39	(34)

Net cash provided by financing activities	$1,764	$1,038	$746

Net (decrease) increase in cash and cash equivalents	$(1)	$13	$(288)
Cash and cash equivalents, beginning of period	62	49	337

Cash and cash equivalents, end of period	$61	$62	$49

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2013 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2013 and 2012, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations including investment impairment losses, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts that do not subject the Company to significant risk arising from mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and discounting, including liquidity and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.3% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2013 and 2012, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (86% as of December 31, 2013 and 2012) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies and obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on debt securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintains agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Loss attributable to noncontrolling interests is excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, primarily market and income approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated federal tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2013 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2013 (5% in 2012 and 2011) and 38% of the number of life insurance policies in force in 2013 (40% in 2012 and 42% in 2011). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance.

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals[1]	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

[1]	Excludes interest expense, which is included in other expenses, net of deferrals on the consolidated statements of operations.

Subsequent Events

The Company evaluated subsequent events through February 28, 2014, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2013, the Company adopted ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company also adopted ASU 2013-01, which clarifies the scope of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2013, the Company adopted ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On July 17, 2013, the Company adopted ASU 2013-10, which permits the Overnight Index Swap Rate to be designed as a U.S. benchmark interest rate for hedge accounting purposes. This guidance is applied prospectively on new or redesigned hedging relationships and accordingly had no impact to the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The Company also adopted ASU 2013-03, which clarifies the applicability of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

Pending Accounting Standards

In February 2013, the FASB issued ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The guidance is effective retrospectively for the Company’s annual and interim periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In June 2013, the FASB issued ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In July 2013, the FASB issued ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The Company will adopt the ASU for interim and annual periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMAB; (3) GLWB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2013				December 31, 2012
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$916	$19,927	$13	64	$836	$14,963	$24	64
Minimum return or anniversary contract value	2,031	33,520	237	69	2,048	29,787	561	68

Total contracts with GMDB	$2,947	$53,447	$250	67	$2,884	$44,750	$585	66

GMAB Return of net deposits[3]	$92	$2,383	$—	64	$165	$3,230	$12	64
GLWB Minimum return or anniversary contract value	$178	$28,071	$74	64	$128	$22,031	$613	65
GMIB Minimum return or anniversary contract value	$49	$510	$—	64	$49	$514	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.
[3]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
GMDB	$55	$65
GMAB1, [2]	$(19)	$57
GLWB[1]	$(1,075)	$600
GMIB	$2	$2

[1]	The fair value of the living benefit liability includes the present value of attributed fees.
[2]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $22 million and $30 million for the years ended December 31, 2013 and 2012, respectively.

Paid claims for GMABs, GLWBs and GMIBs were immaterial for the years ended December 31, 2013 and 2012.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Mutual funds:
Bond	$5,685	$5,634
Domestic equity	43,505	35,277
International equity	3,179	2,614

Total mutual funds	$52,369	$43,525

Money market funds	1,078	1,225

Total[1]	$53,447	$44,750

[1]	Excludes $30.6 billion and $26.7 billion as of December 31, 2013 and 2012, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2013 and 2012.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $325 million and $216 million as of December 31, 2013 and 2012, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2013 and 2012.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2013	$1,270	$362	$16,960	55
December 31, 2012	$992	$328	$12,321	56

[1]	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Balance at beginning of year	$3,249	$3,487	$3,125
Capitalization of DAC	604	470	604
Amortization of DAC, excluding unlocks	(373)	(525)	(200)
Amortization of DAC related to unlocks	(1)	(50)	135
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	299	(133)	(177)

Balance at end of year	$3,778	$3,249	$3,487

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2013
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states, political subdivisions and foreign governments	1,820	301	1	2,120
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Other asset-backed securities	533	45	87	491

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2013. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,081	$1,097
Due after one year through five years	8,927	9,685
Due after five years through ten years	7,805	7,967
Due after ten years	6,941	7,154

Subtotal	$24,754	$25,903
Residential mortgage-backed securities	3,919	4,003
Commercial mortgage-backed securities	1,439	1,504
Other asset-backed securities	890	839

Total fixed maturity securities	$31,002	$32,249

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$1,265	$2,894
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	—	(4)

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$1,265	$2,890
Adjustment to DAC and other	(176)	(482)
Adjustment to future policy benefits and claims	(89)	(295)
Adjustment to policyholder dividend obligation	(85)	(177)
Deferred federal income tax expense	(314)	(672)

Net unrealized gains on available-for-sale securities	$601	$1,264

[1]	Includes net unrealized losses of $(40) million and $(48) million as of December 31, 2013 and 2012, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2013	December 31, 2012
Balance at beginning of year	$1,264	$693
Unrealized gains and losses arising during the period:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,657)	990
Non-credit impairments and subsequent changes in fair value of impaired debt securities	8	178
Net adjustment to DAC and other	306	(135)
Net adjustment to future policy benefits and claims	206	(112)
Net adjustment to policyholder dividend obligation	92	(45)
Related federal income tax benefit (expense)	366	(308)

Change in unrealized (losses) gains on available-for-sale securities	$(679)	$568

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($8 and $2 as of December 31, 2013 and 2012, respectively)	(16)	(3)

Change in net unrealized (losses) gains on available-for-sale securities	$(663)	$571

Balance at end of year	$601	$1,264

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes by asset class available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities
December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	346	$442	$39	34	$5,331	$295	380
Residential mortgage-backed securities	725	16	70	604	63	148	1,329	79	218
Other asset-backed securities	507	6	32	144	71	40	651	77	72
Other	1,838	85	126	222	16	20	2,060	101	146

Total	$7,959	$363	574	$1,412	$189	242	$9,371	$552	816

December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Other asset-backed securities	27	1	5	163	86	46	190	87	51
Other	326	4	23	284	31	36	610	35	59

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2013			December 31, 2012
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$363	$107	$470	$18	$85	$103
Less than 80.0%
Residential mortgage-backed securities	—	21	21	—	50	50
Other asset-backed securities	—	61	61	—	72	72
Other	—	—	—	—	36	36

Total	$363	$189	$552	$18	$243	$261

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Amortized cost:
Loans with non-specific reserves	$6,350	$5,820
Loans with specific reserves	26	51

Total amortized cost	$6,376	$5,871
Valuation allowance:
Non-specific reserves	$29	$33
Specific reserves	6	11

Total valuation allowance	$35	$44

Mortgage loans, net of allowance	$6,341	$5,827

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Balance at beginning of year	$44	$60	$96
Current period provision[1]	(4)	2	25
Recoveries[2]	(5)	(15)	(7)
Charge offs and other	—	(3)	(54)

Balance at end of year	$35	$44	$60

[1]	Includes specific reserve provisions and all changes in non-specific reserves.
[2]	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes impaired commercial mortgage loans by class, for the years ended:

(in millions)	Office	Industrial	Retail	Other	Total
December 31, 2013
Amortized cost	$—	$26	$—	$—	$26
Specific reserves	—	(6)	—	—	(6)

Carrying value of impaired mortgage loans, net of allowance	$—	$20	$—	$—	$20

December 31, 2012
Amortized cost	$13	$26	$12	$—	$51
Specific reserves	(2)	(7)	(2)	—	(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$40

The following table summarizes average recorded investment and interest income recognized for impaired commercial mortgage loans by class, for the years ended:

(in millions)	Office	Industrial	Retail	Other	Total
December 31, 2013
Average recorded investment	$5	$20	$5	$—	$30
Interest income recognized	$1	$1	$1	$—	$3

December 31, 2012
Average recorded investment	$9	$20	$11	$34	$74
Interest income recognized	$1	$2	$1	$6	$10

As of December 31, 2013 and 2012, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2013:
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

Weighted average DSC ratio	1.77	1.22	1.00	1.74	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	60%	61%	91%	61%

December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Industrial	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million and $9 million were on deposit with various regulatory agencies as required by law as of December 31, 2013 and 2012, respectively. Additionally, available-for-sale securities with a carrying value of $849 million and $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2013 and 2012, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Tax Credit Funds

The Company has sold $1.2 billion and $0.9 billion in Tax Credit Funds to unrelated third parties as of December 31, 2013 and 2012, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2028. The Company held immaterial reserves on these transactions as of December 31, 2013 and 2012. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $796 million, but the company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Low-Income-Housing Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $680 million and $347 million as of December 31, 2013 and 2012, respectively, which were composed primarily of other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013, and other investments of $348 million as of December 31, 2012. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $104 million and $222 million as of December 31, 2013 and 2012, respectively. In addition, the Company has made commitments for further investments in these VIEs of $29 million and $66 million as of December 31, 2013 and 2012, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Fixed maturity securities, available-for-sale	$1,565	$1,506	$1,502
Mortgage loans	348	366	370
Policy loans	52	53	56
Other	(57)	(45)	(34)

Gross investment income	$1,908	$1,880	$1,894

Investment expenses	59	55	50

Net investment income	$1,849	$1,825	$1,844

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Net Realized Investment Gains and Losses, Net of Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, net of other-than-temporary impairments, by source, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Net derivative gains (losses)	$705	$314	$(1,636)
Realized gains on sales	32	48	64
Realized losses on sales	(54)	(23)	(45)
Other	—	12	(19)

Net realized investment gains (losses) before other-than-temporary impairments on fixed maturity securities	$683	$351	$(1,636)
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(32)	(40)

Net realized investment gains (losses), net of other-than-temporary impairments	$678	$319	$(1,676)

[1]	Other-than-temporary impairments on fixed maturity securities are net $6 million, $36 million and $95 million of non-credit losses included in other comprehensive income for the years ended December 31, 2013, 2012 and 2011, respectively.

Proceeds from the sale of available-for-sale securities were $1.1 billion, $0.8 billion and $1.6 billion during the years ended December 31, 2013, 2012 and 2011, respectively. Gross gains of $31 million, $47 million and $50 million and gross losses of $50 million, $20 million and $39 million were realized on sales of available-for-sale securities during the years ended December 31, 2013, 2012 and 2011, respectively.

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Cumulative credit losses at beginning of year[1]	$(289)	$(328)	$(340)
New credit losses	(3)	(18)	(8)
Incremental credit losses	(3)	(10)	(29)
Losses related to securities included in the beginning balance sold or paid down during the period	23	67	49

Cumulative credit losses at end of year[1]	$(272)	$(289)	$(328)

[1]	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivative transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2013 and 2012, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative positions[1]	$2,137	$33,819	$2,183	$31,245

December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total return swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets. As of December 31, 2013 and 2012, derivative assets exclude $196 million and $170 million, respectively, of accrued interest receivable, and derivative liabilities exclude $227 million and $179 million, respectively, of accrued interest payable.

The fair value of the Company’s derivative positions, subject to offsetting by master netting agreements of $1.7 billion and $2.0 billion as of December 31, 2013 and 2012, respectively, and by collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2013 and 2012. As of December 31, 2013 and 2012, the Company held cash collateral from derivative counterparties of $382 million and $798 million, respectively. The Company held $29 million of securities as off-balance sheet collateral as of December 31, 2013. No securities were held as off-balance sheet collateral as of December 31, 2012. As of December 31, 2013 and 2012, the Company had posted cash collateral of $435 million and $228 million, respectively, and pledged securities with a fair value of $173 million and $148 million, respectively, with derivative counterparties.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Derivatives designated and qualifying as hedging instruments	$(1)	$(1)	$(4)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(209)	$(125)	$(44)
Equity contracts	(776)	(665)	(45)
Total return swaps	(321)	(343)	(17)
Other derivative contracts	(9)	(1)	(6)
Net interest settlements	14	53	34

Total derivative losses[1]	$(1,302)	$(1,082)	$(82)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,751	1,185	(1,674)
Other revenue on guaranteed benefit annuity programs	256	211	120

Change in embedded derivative liabilities and related fees	$2,007	$1,396	$(1,554)

Net realized derivative gains (losses)	$705	$314	$(1,636)

[1]	Included in total derivative losses are economic hedging losses of $1.8 billion, $827 million and gains of $1.0 billion related to the guaranteed benefit annuity programs for the years ended December 31, 2013, 2012 and 2011, respectively.
[2]	As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2013 includes model enhancements and updated assumptions for discounting, benefit utilization, mortality and lapse rates. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 included updated assumptions for lapse rates, mortality, withdrawal behavior and benefit utilization.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

	Balance as of December 31, 2012		Net gains (losses)							Balance as of December 31, 2013
(in millions)			In operations[1]	In other comprehensive income		Purchases	Sales	Transfers into Level 3	Transfers out of Level 3
Assets
Investments:
Fixed maturity securities, available-for-sale:
Corporate private securities	$772		$(1)$	(2	)$	91	$(117)$	127	$(67)$	803
Other asset-backed securities	291		—	10		6	(62)	15	(66)	194
Other	134		—	(7)		18	(53)	—	(1)	91

Total fixed maturity securities, available-for-sale, at fair value[2]	$1,197		(1)	1		115	(232)	142	(134)	1,088
Other investments at fair value	62		(6)	6		5	(22)	—	—	45
Derivative assets[3]	822		(447)	—		129	(161)	—	—	343
Separate account assets	2,025		58	—		—	—	—	—	2,083

Assets at fair value	$4,106		$(396)$	7		$249	$(415)$	142	$(134)$	3,559

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$(657	)$	1,751	$—		$—	$—	$—	$—	$1,094
Embedded derivatives on indexed products	(91)		7	—		—	—	—	—	(84)

Total future policy benefits and claims	$(748	)$	1,758	$—		$—	$—	$—	$—	$1,010
Derivative liabilities[3]	(5)		—	—		—	—	—	—	(5)

Liabilities at fair value	$(753	)$	1,758	$—		$—	$—	$—	$—	$1,005

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $(297) million for derivative assets and $1.8 billion for future policy benefits and claims.
[2]	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2013:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	65%-100%
Discount rate	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2013:

Unobservable Inputs	Range
Mortality	0%-4%[1]
Lapse	0%-10%
Index volatility	15%-25%

[1]	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion and $1.6 billion as of December 31, 2013 and 2012, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states, political subdivisions and foreign governments	73	2,047	—	2,120
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Other asset-backed securities	—	200	291	491

Total fixed maturity securities, available-for-sale, at fair value	$1,150	$29,464	$1,197	$31,811
Other investments at fair value	45	1,001	62	1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(657)	$(657)
Embedded derivatives on indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011		Net gains (losses)							Balance as of December 31, 2012
(in millions)			In operations[1]	In other comprehensive income	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3
Assets
Investments:
Fixed maturity securities, available-for-sale:
Corporate private securities	$1,209		$2	$13	$69	$(187)$	40	$(374	)$	772
Other asset-backed securities	251		2	53	36	(61)	10	—		291
Other	131		—	11	2	(8)	1	(3)		134

Total fixed maturity securities, available-for-sale, at fair value[2]	$1,591		4	77	107	(256)	51	(377)		1,197
Other investments at fair value	43		16	3	—	—	—	—		62
Derivative assets[3]	1,004		(353)	—	350	(179)	—	—		822
Separate account assets	1,952		73	—	—	—	—	—		2,025

Assets at fair value	$4,590		$(260)$	80	$457	$(435)$	51	$(377	)$	4,106

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$(1,842	)$	1,185	$—	$—	$—	$—	$—		$(657)
Embedded derivatives on indexed products	(63)		(28)	—	—	—	—	—		(91)

Total future policy benefits and claims	$(1,905	)$	1,157	$—	$—	$—	$—	$—		$(748)
Derivative liabilities[3]	(6)		1	—	—	—	—	—		(5)

Liabilities at fair value	$(1,911	)$	1,158	$—	$—	$—	$—	$—		$(753)

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.
[2]	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represented changes in the sources used to price certain securities and changes in the Company’s assumptions related to the observability of certain inputs.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2013				December 31, 2012
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$6,341	$6,481	$—	$6,481	$5,827	$5,988	$—	$5,988
Policy loans	$987	$987	$—	$987	$980	$980	$—	$980

Liabilities
Investment contracts	$21,874	$20,436	$—	$20,436	$20,123	$19,561	$—	$19,561
Short-term debt	$278	$278	$—	$278	$300	$300	$—	$300
Long-term debt	$707	$1,004	$997	$7	$1,038	$1,323	$1,282	$41

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair value for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2011[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200

[1]	The goodwill balances have not been previously impaired.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Liabilities:
Future policyholder benefits	$1,703	$1,732
Policyholder funds and accumulated dividends	141	142
Policyholder dividends payable	23	24
Policyholder dividend obligation	113	198
Other policy obligations and liabilities	29	32

Total liabilities	$2,009	$2,128

Assets:
Fixed maturity securities, available-for-sale	$1,320	$1,511
Mortgage loans, net of allowance	257	183
Policy loans	157	164
Other assets	93	77

Total assets	$1,827	$1,935

Excess of reported liabilities over assets	182	193

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(92)	$45
Adjustment to policyholder dividend obligation	92	(45)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$182	$193

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,320	$1,511
Amortized cost	1,235	1,334
Shadow policyholder dividend obligation	(85)	(177)

Net unrealized appreciation	$—	$—

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Revenues:
Premiums	$66	$73	$77
Net investment income	94	98	102
Realized investment gains (losses)	—	1	(3)
Realized losses credited to policyholder benefit obligation	(4)	(5)	(1)

Total revenues	$156	$167	$175

Benefits and expenses:
Policy and contract benefits	$123	$134	$145
Change in future policyholder benefits and interest credited to policyholder accounts	(29)	(27)	(35)
Policyholder dividends	44	50	55
Change in policyholder dividend obligation	3	(8)	(8)
Other expenses	(2)	1	1

Total benefits and expenses	$139	$150	$158

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$193	$204	$215
Change during period	(11)	(11)	(11)

End of period	$182	$193	$204

Cumulative closed block earnings from inception through December 31, 2013, 2012 and 2011 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $28 million, $21 million and $23 million as of December 31, 2013, 2012 and 2011, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
$600 million commercial paper program (0.24% and 0.29%, respectively)	$278	$300

Total short-term debt	$278	$300

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 28, 2014. The Company had $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2013. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2013 and 2012.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2013 and 2012.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2013 and 2012.

The amount of interest paid on short-term debt was immaterial in 2013, 2012 and 2011.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, repaid June 2013	—	297
Other	7	41

Total long-term debt	$707	$1,038

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On December 31, 2010, Olentangy Reinsurance, LLC (Olentangy), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on this surplus note totaling $5 million and $10 million for the years ending December 31, 2013 and 2012, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2013, 2012 and 2011. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Current tax (benefit) expense	$(33)	$(144)	$55
Deferred tax expense (benefit)	346	243	(482)

Total tax expense (benefit)	$313	$99	$(427)

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2013		December 31, 2012		December 31, 2011[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$469	35%	$245	35%	$(297)	35%
Dividends received deduction	(112)	(8)%	(75)	(11)%	(99)	12%
Tax credits	(82)	(6)%	(85)	(12)%	(30)	3%
Other, net	38	2%	14	2%	(1)	—%

Total	$313	23%	$99	14%	$(427)	50%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax (liability) receivable was $(13) million and $61 million as of December 31, 2013 and 2012, respectively.

Total federal income taxes (refunded) paid were $(107) million, $(95) million and $121 million for the years ended December 31, 2013, 2012 and 2011, respectively.

During 2013 and 2011, the Company recorded a tax benefit of $13 million and $10 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

As of December 31, 2013, the Company has gross federal net operating loss carryforwards of $797 million, which expire between 2027 and 2028. In addition, the Company has $222 million in low-income-housing credit carryforwards, which expire between 2024 and 2033, $90 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward and $40 million in foreign tax credit carryforwards which expire between 2019 and 2023. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Deferred tax assets:
Future policy benefits and claims	$1,244	$1,295
Derivatives, including embedded derivatives	—	94
Tax credit carryforwards	352	288
Other	845	478

Gross deferred tax assets	$2,441	$2,155

Valuation allowance	(17)	(18)

Net deferred tax assets	2,424	2,137

Deferred tax liabilities:
Deferred policy acquisition costs	$(1,048)	$(874)
Available-for-sale securities	(821)	(1,338)
Derivatives, including embedded derivatives	(600)	—
Other	(255)	(239)

Gross deferred tax liabilities	$(2,724)	$(2,451)

Net deferred tax liability	$(300)	$(314)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $17 million and $18 million as of December 31, 2013 and 2012, respectively. The change in the valuation allowance for the years ended December 31, 2013 and 2011 was $1 million and $6 million, respectively, while there was no change in the valuation allowance for the year ended December 31, 2012. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2013	2012	2011
Balance at beginning of period	$36	$76	$119
Additions for current year tax positions	2	(2)	9
Additions for prior years tax positions	—	25	—
Reductions for prior years tax positions	(2)	(63)	(52)

Balance at end of period	$36	$36	$76

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2013. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Statutory net income (loss)
NLIC	$262	$764	$18
NLAIC	$(103)	$(54)	$(61)

Statutory capital and surplus
NLIC	$3,550	$3,837	$3,591
NLAIC	$534	$311	$302

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2013 and 2011, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2014, NLIC has the ability to pay dividends to NFS totaling $355 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2013, 2012 and 2011, the Company made payments to NMIC and NSC totaling $277 million, $283 million and $241 million, respectively.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion and $3.2 billion as of December 31, 2013 and 2012, respectively. Total revenues from these contracts were $137 million, $140 million and $148 million for the years ended December 31, 2013, 2012 and 2011, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million, $113 million and $122 million for the years ended December 31, 2013, 2012 and 2011, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2013, 2012 and 2011, the Company made payments to NMIC of $16 million, $15 million and $14 million, respectively. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2013, 2012 and 2011 were $179 million, $161 million and $203 million, respectively, while benefits, claims and expenses ceded during these years were $178 million, $167 million and $212 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2013 and 2012, customer allocations to NFG funds totaled $53.2 billion and $45.0 billion, respectively. For the years ended December 31, 2013, 2012 and 2011, NFG paid the Company $163 million, $144 million and $129 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $228 million and $854 million as of December 31, 2013 and 2012, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $54 million for the years ended December 31, 2013 and 2012 and $64 million for the year ended December 31, 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2013 and 2012, the Company had notes receivable outstanding of $146 million and $126 million, respectively.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. The case is set for trial beginning August 11, 2014. NLIC continues to defend this lawsuit vigorously.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. The case is fully briefed. NRS continues to defend this case vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald C. Clark v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The lower court granted Nationwide’s motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide filed its memorandum in opposition to plaintiffs’ petition for jurisdiction to the Ohio Supreme Court on February 27, 2013. The Ohio Supreme Court denied plaintiffs’ petition for review of the decision of the Court of Appeals on April 24, 2013. Plaintiffs’ time to file a petition for writ of certiorari to the U.S. Supreme Court has expired, concluding this matter.

In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC after the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy in 2008. This triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and has served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC have responded, and are currently taking part in the ADR process. Mediation was scheduled for and proceeded on December 13, 2013, but the parties reached an impasse. On January 10, 2014, Lehman filed another motion to extend the stay for a final four month period. After a hearing, the court extended the stay to the later of (a) May 20, 2014 or (b) 30 days after the court enters a scheduling order governing the Distributed Action. The parties are negotiating the proposed scheduling order for the conduct of the Distributed Action litigation, which will be finalized by March 24, 2014.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Premiums
Direct	$1,015	$890	$832
Assumed from other companies	—	—	—
Ceded to other companies	(291)	(255)	(301)

Net	$724	$635	$531

Life, accident and health insurance in force
Direct	$228,095	$216,002	$209,732
Assumed from other companies	6	5	5
Ceded to other companies	(58,310)	(59,895)	(60,499)

Net	$169,791	$156,112	$149,238

Total amounts recoverable under reinsurance contracts totaled $675 million, $684 million and $704 million as of December 31, 2013, 2012 and 2011, respectively.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

Individual Products and Solutions-Annuity

The Individual Products & Solutions-Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions-Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans businesses. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business. The Retirement Plan segment also includes managed account services and stable value wrap products.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions-Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; fixed universal life insurance products; and indexed universal life products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions-Annuity segment and other revenues and expenses not allocated to other segments.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	791	791
Other revenues[2]	(109)	—	—	13	(96)

Total revenues	$1,874	$844	$1,553	$846	$5,117

Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	688	—	636	30	1,354
Policyholder dividends	—	—	61	(2)	59
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	303	151	284	184	922

Total benefits and expenses	$1,553	$622	$1,319	$282	$3,776

Income before federal income taxes and noncontrolling interests	$321	$222	$234	$564	$1,341

Less: non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	(791)
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$321	$222	$234	$(75)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	428	428
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,485	$481	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	589	43	1,227
Policyholder dividends	—	—	57	(3)	54
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	285	163	250	165	863

Total benefits and expenses	$1,440	$634	$1,245	$438	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$240	$43	$699

Less: non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	(428)
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$240	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	272	25	531
Net investment income	527	715	531	71	1,844
Non-operating net realized investment losses, net of other-than-temporary impairment losses[1]	—	—	—	(1,613)	(1,613)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,432	$(1,518)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	577	9	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Other expenses, net of deferrals	269	166	235	160	830

Total benefits and expenses	$1,199	$618	$1,152	$88	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$280	$(1,606)	$(849)

Less: non-operating net realized investment losses, net of other-than-temporary impairment losses[1]	—	—	—	1,613
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$280	$(52)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2013 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$484	$561	$561
Obligations of states, political subdivisions and foreign governments	1,892	1,963	1,963
Public utilities	2,616	2,759	2,759
All other corporate, mortgage-backed and asset-backed securities	26,010	26,966	26,966

Total fixed maturity securities, available-for-sale	$31,002	$32,249	$32,249

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$14	$14
Nonredeemable preferred stocks	—	10	10

Total equity securities, available-for-sale	$6	$24	$24

Trading assets	30	31	31
Mortgage loans, net of allowance	6,376		6,341	[1]
Policy loans	987		987
Other investments	712		712
Short-term investments	411		411

Total investments	$39,524		$40,755

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2013, 2012 and 2011 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2013
IPS - Annuity	$546	$1,065	$185	$303
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	910	125	284
Corporate and Other	16	32	66	184

Total	$1,849	$2,480	$374	$922

2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
[3]	The 2011 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2013, 2012 and 2011 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2013

Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—

Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012

Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance[1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

61

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2013, 2012 and 2011 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

62

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-4:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2013.
Statement of Operations for the year ended December 31, 2013.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2013 and 2012.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.
Consolidated Balance Sheets as of December 31, 2013 and 2012.
Consolidated Statements of Changes in Equity as of December 31, 2013, 2012 and 2011.
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Pre-Effective Amendment No. 4 on September 7, 2007 (File No. 333-135650) as Exhibit 24 and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3 and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 4 and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 5 and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
(2)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(3)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, under document "nwfpa99h12b.htm".
(4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., dated September 15, 2004, as amended, under document "amcentfpa99h2.htm".
(5)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000, as "drewfusfpa99h3.htm".
(6)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(7)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., dated May 1, 2003, as amended, under document "frankfpa99h8.htm".
(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company, dated February 1, 2003, as amended, under document "mfsfpa99h11.htm".
(9)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., dated April 13, 2007, under document "oppenfpa99h14.htm".
(10)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., dated February 1, 2002, as amended, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(11)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(12)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company, dated July 20, 2005, under document "americanfundsfpa.htm".
(13)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended, under document "blackrockfpa.htm".
(14)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, under document "waddellreedfpa.htm".
(15)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September 1999, under document "leggmasonfpa.htm".
(16)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm".
(17)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., dated September 27, 2002, as amended, under document "pioneerfpa.htm".
(18)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008 with post-effective amendment number 20 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.

(19)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001 under document "rydexfundpartagreement.htm".
The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and is hereby incorporated by reference.
(20)	Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc., dated January 3, 2000, under document "creditsuissefpa.htm".
The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 30 of registration statement (333-28995) under Exhibit 24(b), and is hereby incorporated by reference.
(21)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company, dated June 9, 2006, under document "sbl_fpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.
(22)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, under document "goldmansachsfpa.htm".
(23)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, dated April 13, 2009, under document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on April 19, 2011 with post-effective amendment number 26 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(24)	Fund Participation Agreement with ProFunds Distributors, Inc., dated January 10, 2010, under document "profundfpa.htm".
The following Fund Participation Agreement was previously filed on April 24, 2012 with post-effective amendment number 8 of registration statement (333-135650) under Exhibit 24(b), and is hereby incorporated by reference.
(25)	Fund Participation Agreement with Rafferty Asset Management, LLC, dated February 9, 2012 as document "direxionfpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012 with post-effective amendment number 9 of registration statement (333-135650) under Exhibit 24(b), and is hereby incorporated by reference.
(26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012, as document "northernlightsfpa.htm".
The following Fund Participation Agreements are attached hereto.
(27)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc., dated October 10, 2013.
(28)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC, dated October 11, 2013.
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 9 and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Thomas E. Clark
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-Corporate Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-Personal Lines Product Management	Eric E. Smith
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 1, 2014, was 3,539 and 2,423 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 17, 2014.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 17, 2014.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact